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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Rhoden Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: October 31

Date of reporting period: November 1, 2016 – January 31, 2017

Item 1. Schedule of Investments

Russell Investments

2017 QUARTERLY REPORT

Russell Funds

January 31, 2017

FUND	SHARE CLASS
U.S. Equity Funds	
Russell U.S. Core Equity Fund	A, C, E, I, S, Y
Russell U.S. Defensive Equity Fund	A, C, E, I, S, Y
Russell U.S. Dynamic Equity Fund	A, C, E, I, S, Y
Russell U.S. Strategic Equity Fund	A, C, E, S
Russell U.S. Large Cap Equity Fund	A, C, S
Russell U.S. Mid Cap Equity Fund	A, C, S
Russell U.S. Small Cap Equity Fund	A, C, E, I, R6, S, Y
International and Global Equity Funds	
Russell International Developed Markets Fund	A, C, E, I, S, Y
Russell Global Equity Fund	A, C, E, S, Y
Russell Emerging Markets Fund	A, C, E, R6, S, Y
Tax-Managed Equity Funds	
Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S
Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S
Russell Tax-Managed International Equity Fund	A, C, E, S
Fixed Income Funds	
Russell Global Opportunistic Credit Fund	A, C, E, S, Y
Unconstrained Total Return Fund	A, C, E, S, Y
Russell Strategic Bond Fund	A, C, E, I, R6, S, Y
Russell Investment Grade Bond Fund	A, C, E, I, R6, S, Y
Russell Short Duration Bond Fund	A, C, E, R6, S, Y
Tax Exempt Fixed Income Funds	
Russell Tax Exempt High Yield Bond Fund	A, C, E, S
Russell Tax Exempt Bond Fund	A, C, E, S
Alternative Funds	
Russell Commodity Strategies Fund	A, C, E, S, Y
Russell Global Infrastructure Fund	A, C, E, S, Y
Russell Global Real Estate Securities Fund	A, C, E, R6, S, Y
Specialty Funds	
Russell Multi-Strategy Income Fund	A, C, E, S, Y
Russell Strategic Call Overwriting Fund	S
Select Equity Funds	
Select U.S. Equity Fund	R6, S, T, Y
Select International Equity Fund	R6, S, T, Y

Russell Investment
Company

Russell Investment Company is a
series investment company with
42 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 27 of
these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

January 31, 2017 (Unaudited)

Table of Contents

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC., member FINRA, part of
Russell Investments.

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.5%			Wynn Resorts, Ltd.	1,124	114
Consumer Discretionary - 12.6%			Yum China Holdings, Inc.(Æ)	2,344	64
Aaron's, Inc. Class A	13,300	411	Yum! Brands, Inc.	2,344	154
Amazon.com, Inc.(Æ)	9,672	7,965			85,503
AMC Networks, Inc. Class A(Æ)	800	46
AutoZone, Inc.(Æ)	1,746	1,266	Consumer Staples - 6.9%
Avon Products, Inc.(Æ)	39,800	234	Altria Group, Inc.	60,025	4,272
Brinker International, Inc.	7,900	352	Archer-Daniels-Midland Co.	25,431	1,125
Carnival Corp.	19,122	1,059	Bunge, Ltd.	6,500	450
CBS Corp. Class B	35,547	2,292	Casey's General Stores, Inc.	2,690	309
Chipotle Mexican Grill, Inc. Class A(Æ)	6,854	2,889	Coca-Cola Co. (The)	14,887	619
Comcast Corp. Class A	18,796	1,418	Colgate-Palmolive Co.	43,666	2,820
Costco Wholesale Corp.	3,222	528	CVS Health Corp.	40,512	3,193
Coty, Inc. Class A	23,088	443	Dr Pepper Snapple Group, Inc.	13,000	1,185
Delphi Automotive PLC	31,249	2,189	Energizer Holdings, Inc.(Æ)	1,000	79
Dollar Tree, Inc.(Æ)	3,737	288	General Mills, Inc.	39,683	2,479
Domino's Pizza, Inc.	3,450	602	JM Smucker Co. (The)	6,890	936
Estee Lauder Cos., Inc. (The) Class A	9,500	771	Kellogg Co.	2,986	217
Ford Motor Co.	58,800	727	Kimberly-Clark Corp.	1,147	139
Gap, Inc. (The)	69,400	1,598	Kraft Heinz Co. (The)	25,513	2,278
General Motors Co.	87,042	3,187	Mead Johnson Nutrition Co. Class A	7,000	493
Goodyear Tire & Rubber Co. (The)	20,835	675	Mondelez International, Inc. Class A	138,609	6,138
Home Depot, Inc. (The)	11,274	1,551	PepsiCo, Inc.	32,908	3,415
Kohl's Corp.	6,892	275	Philip Morris International, Inc.	79,431	7,636
Lennar Corp. Class A	3,177	142	Pinnacle Foods, Inc.	40,007	2,128
Lowe's Cos., Inc.	46,643	3,409	Procter & Gamble Co. (The)	10,378	909
Macy's, Inc.	15,350	453	Sanderson Farms, Inc.	3,600	328
Marriott International, Inc. Class A	4,728	400	Sysco Corp.	32,704	1,716
McDonald's Corp.	8,478	1,039	United Natural Foods, Inc.(Æ)	11,000	503
MGM Resorts International	76,458	2,202	Walgreens Boots Alliance, Inc.	5,525	453
Michaels Cos., Inc. (The)(Æ)	6,800	134	Whole Foods Market, Inc.	95,975	2,900
News Corp. Class A	5,300	65			46,720
Nike, Inc. Class B	84,624	4,477
Nordstrom, Inc.	4,840	214	Energy - 7.1%
Norwegian Cruise Line Holdings, Ltd.(Æ)	22,400	1,053	Anadarko Petroleum Corp.	28,149	1,957
NVR, Inc.(Æ)	694	1,289	Antero Resources Corp.(Æ)	32,800	801
Office Depot, Inc.	21,900	97	Apache Corp.	20,251	1,211
Panera Bread Co. Class A(Æ)	4,430	926	BP PLC - ADR	158,004	5,685
Priceline Group, Inc. (The)(Æ)	2,142	3,374	Canadian Natural Resources, Ltd.	52,106	1,575
PulteGroup, Inc.	19,611	422	Chevron Corp.	12,820	1,428
Ralph Lauren Corp. Class A	664	59	ConocoPhillips	74,090	3,613
Ross Stores, Inc.	12,700	840	Core Laboratories NV	23,053	2,693
Scholastic Corp.	1,000	46	Devon Energy Corp.	47,970	2,185
Scripps Networks Interactive, Inc. Class A	7,038	536	Diamond Offshore Drilling, Inc.(Æ)	6,300	103
Service Corp. International	2,272	66	Energen Corp.(Æ)	5,100	275
Signet Jewelers, Ltd.	12,207	948	Ensco PLC Class A	19,500	213
Starbucks Corp.	110,539	6,104	EOG Resources, Inc.	7,700	782
Target Corp.	46,024	2,968	Exxon Mobil Corp.	115,664	9,703
Thomson Reuters Corp.	3,987	179	Halliburton Co.	5,400	306
Time Warner, Inc.	26,995	2,614	Magna International, Inc. Class A	20,660	894
TJX Cos., Inc.	24,244	1,816	Noble Corp. PLC	8,800	59
Toll Brothers, Inc.	8,716	273	Occidental Petroleum Corp.	71,302	4,832
Toyota Motor Corp. - ADR	4,721	546	Oceaneering International, Inc.	11,761	328
Tribune Media Co. Class A	9,220	266	PBF Energy, Inc. Class A	47,100	1,092
Urban Outfitters, Inc.(Æ)	7,600	202	Phillips 66	36,758	3,000
Viacom, Inc. Class B	7,891	333	Pioneer Natural Resources Co.	11,869	2,139
Visteon Corp.(Æ)	4,300	385	QEP Resources, Inc.(Æ)	26,500	462
Wal-Mart Stores, Inc.	113,986	7,607	Schlumberger, Ltd.	23,362	1,956
Walt Disney Co. (The)	67,028	7,417	Tesoro Corp.	1,400	113
Whirlpool Corp.	8,600	1,504	Valero Energy Corp.	7,200	474

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 3

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
World Fuel Services Corp.	5,000	222	Prudential Financial, Inc.	7,684	808
		48,101	Public Storage(ö)	1,570	338
			Quality Care Properties, Inc.(Æ)(ö)	1,081	20
Financial Services - 20.6%			Regions Financial Corp.	33,113	477
Aflac, Inc.	4,371	306	Reinsurance Group of America, Inc. Class A	10,400	1,305
AGNC Investment Corp.	18,765	350	Retail Properties of America, Inc. Class A(ö)	10,600	159
Alliance Data Systems Corp.	12,024	2,746	Santander Consumer USA Holdings, Inc.(Æ)	80,739	1,067
Allstate Corp. (The)	35,724	2,687	Signature Bank(Æ)	1,604	253
Ally Financial, Inc.	21,600	456	Simon Property Group, Inc.(ö)	12,427	2,284
American Express Co.	52,600	4,018	State Street Corp.	74,399	5,669
American International Group, Inc.	15,198	977	SunTrust Banks, Inc.	26,063	1,481
Ameriprise Financial, Inc.	20,774	2,332	Synchrony Financial	42,885	1,536
Aspen Insurance Holdings, Ltd.	18,700	1,055	TFS Financial Corp.	16,358	286
Assured Guaranty, Ltd.	5,700	222	Travelers Cos., Inc. (The)	20,482	2,412
Bank of America Corp.	452,097	10,235	Two Harbors Investment Corp.(ö)	57,635	505
Bank of New York Mellon Corp. (The)	26,600	1,190	US Bancorp	44,811	2,359
BB&T Corp.	8,654	400	Visa, Inc. Class A	81,239	6,719
Berkshire Hathaway, Inc. Class B(Æ)	28,544	4,685	Voya Financial, Inc.	45,552	1,832
BlackRock, Inc. Class A	1,750	654	Wells Fargo & Co.	201,910	11,374
Blackstone Group, LP (The)	55,689	1,706	XL Group, Ltd.	100,300	3,768
Capital One Financial Corp.	3,500	306			140,205
CBOE Holdings, Inc.	12,000	955
Chubb, Ltd.	3,167	416	Health Care - 12.5%
Citigroup, Inc.	106,765	5,961	Abbott Laboratories	15,451	645
Citizens Financial Group, Inc.	26,444	956	AbbVie, Inc.	19,130	1,169
CME Group, Inc. Class A	2,128	258	Aetna, Inc.	14,060	1,668
Comerica, Inc.	13,100	885	Agilent Technologies, Inc.	23,300	1,141
Cullen/Frost Bankers, Inc.	2,763	247	Akorn, Inc.(Æ)	18,362	351
DDR Corp.(ö)	21,100	320	Allergan PLC(Æ)	1,708	374
E*Trade Financial Corp.(Æ)	4,900	184	Allscripts Healthcare Solutions, Inc.(Æ)	2,750	32
East West Bancorp, Inc.	8,500	437	Amgen, Inc.	14,542	2,278
Ecolab, Inc.	33,879	4,070	Anthem, Inc.	28,073	4,327
Equinix, Inc.(ö)	7,584	2,920	Baxter International, Inc.	41,812	2,003
Equity Residential(ö)	14,138	859	Becton Dickinson and Co.	1,854	329
Fifth Third Bancorp	17,498	457	Biogen, Inc.(Æ)	1,443	400
FleetCor Technologies, Inc.(Æ)	26,324	3,883	BioMarin Pharmaceutical, Inc.(Æ)	16,826	1,474
Franklin Resources, Inc.	4,503	179	Bristol-Myers Squibb Co.	36,486	1,794
GGP, Inc.(Æ)	12,093	300	Cardinal Health, Inc.	24,500	1,837
Goldman Sachs Group, Inc. (The)	14,039	3,219	Celgene Corp.(Æ)	13,862	1,610
Hartford Financial Services Group, Inc.	20,564	1,002	Centene Corp.(Æ)	7,200	456
HCP, Inc.(ö)	6,068	184	Cerner Corp.(Æ)	62,566	3,360
Huntington Bancshares, Inc.	20,642	279	CR Bard, Inc.	2,020	479
Intercontinental Exchange, Inc.	3,941	230	Eli Lilly & Co.	22,361	1,722
Jones Lang LaSalle, Inc.	4,390	452	Envision Healthcare Corp.(Æ)	34,411	2,340
JPMorgan Chase & Co.	116,051	9,821	Express Scripts Holding Co.(Æ)	24,262	1,671
KeyCorp	24,422	439	Gilead Sciences, Inc.	15,540	1,126
KKR & Co., LP	125,511	2,179	Horizon Pharma PLC(Æ)	36,681	600
Loews Corp.	78,100	3,638	Humana, Inc.	8,320	1,652
M&T Bank Corp.	1,387	225	Jazz Pharmaceuticals PLC(Æ)	2,895	353
Marsh & McLennan Cos., Inc.	8,820	600	Johnson & Johnson	105,637	11,963
Mastercard, Inc. Class A	39,487	4,199	LifePoint Health, Inc.(Æ)	2,300	137
MetLife, Inc.	49,297	2,682	Magellan Health, Inc.(Æ)	1,000	75
Morgan Stanley	56,239	2,390	Mallinckrodt PLC(Æ)	16,750	816
Navient Corp.	11,891	179	Medtronic PLC	51,242	3,895
New York Community Bancorp, Inc.	10,954	166	Merck & Co., Inc.	100,954	6,258
Northern Trust Corp.	1,276	106	Molina Healthcare, Inc.(Æ)	3,100	176
OneMain Holdings, Inc.(Æ)	6,867	154	Mylan NV(Æ)	85,784	3,264
PNC Financial Services Group, Inc. (The)	37,635	4,534	Novo Nordisk A/S - ADR	83,564	3,023
Popular, Inc.	21,747	966	Perrigo Co. PLC	3,000	228
Prologis, Inc.(ö)	6,078	297	Pfizer, Inc.	192,207	6,099

See accompanying notes which are an integral part of this quarterly report.

4 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Quintiles Transnational Holdings, Inc.(Æ)	2,545	200	Fluor Corp.	12,815	711
Regeneron Pharmaceuticals, Inc.(Æ)	7,694	2,764	Fortive Corp.	1,918	106
Shire PLC - ADR	1,185	199	General Dynamics Corp.	1,575	285
Stryker Corp.	17,862	2,207	General Electric Co.	50,349	1,495
Thermo Fisher Scientific, Inc.	19,176	2,922	Honeywell International, Inc.	21,966	2,599
UnitedHealth Group, Inc.	33,446	5,422	Hub Group, Inc. Class A(Æ)	1,600	71
Vertex Pharmaceuticals, Inc.(Æ)	1,300	112	Huntington Ingalls Industries, Inc.	10,134	1,966
WellCare Health Plans, Inc.(Æ)	3,170	461	Illinois Tool Works, Inc.	2,465	314
		85,412	Itron, Inc.(Æ)	2,000	123
			Jacobs Engineering Group, Inc.	8,800	515
Materials and Processing - 2.4%			Johnson Controls International PLC	59,749	2,628
Acuity Brands, Inc.	1,050	218	Kansas City Southern	27,051	2,324
Air Products & Chemicals, Inc.	1,775	248	L-3 Technologies, Inc.	7,990	1,268
AptarGroup, Inc.	11,700	854	Landstar System, Inc.	12,640	1,069
Celanese Corp. Class A	19,200	1,621	Lockheed Martin Corp.	1,140	287
Crown Holdings, Inc.(Æ)	8,860	480	ManpowerGroup, Inc.	12,700	1,212
Dow Chemical Co. (The)	26,227	1,564	Navistar International Corp.(Æ)	3,700	101
Eastman Chemical Co.	8,205	636	Norfolk Southern Corp.	24,044	2,824
EI du Pont de Nemours & Co.	45,853	3,462	Northrop Grumman Corp.	9,209	2,110
International Flavors & Fragrances, Inc.	1,300	152	Quanta Services, Inc.(Æ)	33,494	1,202
International Paper Co.	31,100	1,760	Raytheon Co.	29,573	4,263
Louisiana-Pacific Corp.(Æ)	28,080	537	Rockwell Automation, Inc.	19,741	2,922
LyondellBasell Industries NV Class A	8,979	838	Ryder System, Inc.	3,014	234
Monsanto Co.	2,019	219	Snap-on, Inc.	12,443	2,259
PPG Industries, Inc.	3,124	312	Southwest Airlines Co.	83,948	4,391
Praxair, Inc.	1,238	147	Stanley Black & Decker, Inc.	15,700	1,947
Reliance Steel & Aluminum Co.	9,496	756	Stericycle, Inc.(Æ)	1,600	123
Rio Tinto PLC - ADR	31,400	1,406	Terex Corp.	14,863	473
Sherwin-Williams Co. (The)	3,430	1,042	Textron, Inc.	19,950	945
Silgan Holdings, Inc.	2,700	158	Trinity Industries, Inc.	4,500	124
Steel Dynamics, Inc.	4,200	142	Union Pacific Corp.	25,747	2,744
WestRock Co.	1,526	81	United Continental Holdings, Inc.(Æ)	4,884	344
		16,633	United Parcel Service, Inc. Class B	25,008	2,729
			United Technologies Corp.	28,635	3,140
Producer Durables - 12.3%			Wabtec Corp.	14,643	1,269
3M Co.	3,479	608	Waste Management, Inc.	3,559	247
Accenture PLC Class A	18,839	2,145	WESCO International, Inc.(Æ)	11,900	841
Adient PLC(Æ)	23,574	1,497	WW Grainger, Inc.	353	89
AECOM(Æ)	69,539	2,568	Xerox Corp.	123,000	852
AerCap Holdings NV(Æ)	32,963	1,459	Xylem, Inc.	36,207	1,785
AGCO Corp.	12,240	769			83,957
American Airlines Group, Inc.	43,161	1,910
Ametek, Inc.	1,742	89	Technology - 16.3%
AO Smith Corp.	20,300	990	Advanced Micro Devices, Inc.(Æ)	28,500	295
Automatic Data Processing, Inc.	31,927	3,224	Alphabet, Inc. Class A(Æ)	3,319	2,722
B/E Aerospace, Inc.	10,756	661	Alphabet, Inc. Class C(Æ)	15,229	12,134
Babcock & Wilcox Co. (The) Class W(Æ)	16,500	685	Apple, Inc.	123,967	15,043
Boeing Co. (The)	1,804	295	Applied Materials, Inc.	15,789	541
Carlisle Cos., Inc.	756	83	ARRIS International PLC(Æ)	19,800	566
Caterpillar, Inc.	5,191	497	ASML Holding NV Class G	17,996	2,185
CH Robinson Worldwide, Inc.	8,900	677	Avnet, Inc.	36,255	1,684
Chicago Bridge & Iron Co.	15,159	504	Broadcom, Ltd.	12,163	2,426
CSX Corp.	7,930	368	Cadence Design Systems, Inc.(Æ)	40,600	1,057
Cummins, Inc.	1,104	162	Cisco Systems, Inc.	123,078	3,781
Danaher Corp.	32,328	2,713	Cognizant Technology Solutions Corp. Class
Deere & Co.	5,465	585	A(Æ)	6,613	348
Delta Air Lines, Inc.	50,062	2,365	Computer Sciences Corp.	40,471	2,517
Eaton Corp. PLC	9,883	700	Conduent, Inc.(Æ)	24,600	368
Emerson Electric Co.	5,240	307	F5 Networks, Inc.(Æ)	2,600	348
FedEx Corp.	16,736	3,165	Facebook, Inc. Class A(Æ)	58,532	7,628

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 5

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($) or	Value			Amount ($) or		Value
	Shares	$			Shares		$
Finisar Corp.(Æ)	11,500	340		US Cellular Corp.(Æ)	3,000		134
FireEye, Inc.(Æ)	6,500	88		Verizon Communications, Inc.	100,692		4,935
Gartner, Inc.(Æ)	12,200	1,212					39,757
Gigamon, Inc.(Æ)	1,000	33
Harris Corp.	20,677	2,124		Total Common Stocks
Hewlett Packard Enterprise Co.	6,900	156		(cost $542,904)			657,413
HP, Inc.	22,500	339
Intel Corp.	182,286	6,712	Short	-Term Investments - 4.0%
International Business Machines Corp.	22,780	3,975		U.S. Cash Management Fund	26,186,751	(8)	26,192
IPG Photonics Corp.(Æ)	5,113	588		United States Treasury Bills
Jabil Circuit, Inc.	4,500	108		0.010% due 04/20/17	1,300		1,299
Juniper Networks, Inc.	49,300	1,320		Total Short-Term Investments
Liberty Interactive Corp.(Æ)	2,700	118		(cost $27,489)			27,491
Manhattan Associates, Inc.(Æ)	9,090	466
Marvell Technology Group, Ltd.	45,200	672		Total Investments 100.5%
Micron Technology, Inc.(Æ)	88,465	2,133		(identified cost $570,393)			684,904
Microsoft Corp.	91,582	5,921
NetApp, Inc.	29,700	1,138		Other Assets and Liabilities, Net
Nuance Communications, Inc.(Æ)	22,400	355	-	(0.5%)			(3,723)
ON Semiconductor Corp.(Æ)	37,800	503		Net Assets - 100.0%			681,181
Oracle Corp.	194,413	7,798
QUALCOMM, Inc.	119,258	6,372
Red Hat, Inc.(Æ)	44,329	3,364
Salesforce.com, Inc.(Æ)	49,603	3,924
SAP SE - ADR	31,686	2,900
Synaptics, Inc.(Æ)	1,100	62
Synopsys, Inc.(Æ)	18,600	1,170
Tech Data Corp.(Æ)	1,200	103
Teradyne, Inc.	20,710	588
Texas Instruments, Inc.	5,336	403
Twitter, Inc.(Æ)	12,200	215
Viavi Solutions, Inc. Class W(Æ)	86,400	773
Western Digital Corp.	8,300	662
Zynga, Inc. Class A(Æ)	336,100	847
		111,125

Utilities - 5.8%
American Electric Power Co., Inc.	29,429	1,885
American Water Works Co., Inc.	6,600	485
AT&T, Inc.	251,580	10,607
Calpine Corp.(Æ)	52,587	620
China Mobile, Ltd. - ADR	18,075	1,030
Consolidated Edison, Inc.	11,500	855
Dominion Resources, Inc.	9,507	725
DTE Energy Co.	11,700	1,154
Duke Energy Corp.	34,499	2,710
Edison International	3,100	226
Entergy Corp.	53,900	3,861
Eversource Energy	16,200	896
Exelon Corp.	15,400	553
FirstEnergy Corp.	15,000	455
Hawaiian Electric Industries, Inc.	900	30
NextEra Energy, Inc.	18,015	2,229
NiSource, Inc.	8,500	190
PG&E Corp.	3,627	224
Pinnacle West Capital Corp.	8,400	652
PPL Corp.	6,800	237
Public Service Enterprise Group, Inc.	6,500	288
Southern Co. (The)	36,679	1,813
T-Mobile US, Inc.(Æ)	47,591	2,963

See accompanying notes which are an integral part of this quarterly report.

6 Russell U.S. Core Equity Fund

Russell Investment Company
Russell U.S. Core Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	148	USD	16,831	03/17	47
S&P Consumer Discretionary Select Sector Index Futures	23	USD	1,966	03/17	26
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					73

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$85,503	$—	$—	$—	$85,503
Consumer Staples	46,720	—	—	—	46,720
Energy	48,101	—	—	—	48,101
Financial Services	140,205	—	—	—	140,205
Health Care	85,412	—	—	—	85,412
Materials and Processing	16,633	—	—	—	16,633
Producer Durables	83,957	—	—	—	83,957
Technology	111,125	—	—	—	111,125
Utilities	39,757	—	—	—	39,757
Short-Term Investments	—	1,299	—	26,192	27,491
Total Investments	657,413	1,299	—	26,192	684,904

Other Financial Instruments
Assets
Futures Contracts	73	—	—	—	73

Total Other Financial Instruments*	$73	$—	$—	$—	$73

* Less than 0.5% of net assets.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund 7

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 97.3%			CVS Health Corp.(Û)	87,495	6,896
Consumer Discretionary - 11.4%			Dr Pepper Snapple Group, Inc.	24,201	2,207
Aaron's, Inc. Class A	22,900	709	General Mills, Inc.	2,397	150
Amazon.com, Inc.(Æ)	2,030	1,672	Ingredion, Inc.	1,124	144
AMC Networks, Inc. Class A(Æ)	16,600	952	JM Smucker Co. (The)	19,673	2,673
AutoZone, Inc.(Æ)	2,622	1,901	Kimberly-Clark Corp.	16,448	1,992
Avon Products, Inc.(Æ)	92,000	540	Kraft Heinz Co. (The)	5,353	478
Bed Bath & Beyond, Inc.	6,373	257	Kroger Co. (The)	131,788	4,476
Best Buy Co., Inc.	2,429	108	McCormick & Co., Inc.	725	69
Brinker International, Inc.	28,300	1,259	Mead Johnson Nutrition Co. Class A	18,400	1,296
Charter Communications, Inc. Class A(Æ)	632	205	Molson Coors Brewing Co. Class B	8,430	814
Comcast Corp. Class A	41,872	3,158	Mondelez International, Inc. Class A	80,159	3,549
Costco Wholesale Corp.	10,528	1,726	PepsiCo, Inc.(Û)	99,586	10,335
Coty, Inc. Class A	4,043	78	Performance Food Group Co.(Æ)	26,100	578
Dollar General Corp.	88,416	6,527	Philip Morris International, Inc.(Û)	92,910	8,931
Domino's Pizza, Inc.	4,010	700	Procter & Gamble Co. (The)	70,736	6,197
Estee Lauder Cos., Inc. (The) Class A	20,200	1,640	Reynolds American, Inc.	102,871	6,186
Foot Locker, Inc.	3,582	245	Sanderson Farms, Inc.	7,200	655
Ford Motor Co.	5,782	71	Sysco Corp.	31,200	1,637
Genuine Parts Co.	1,938	188	Tyson Foods, Inc. Class A	2,535	159
Home Depot, Inc. (The)	19,521	2,686	Unilever NV	72,020	2,928
Liberty Broadband Corp. Class C(Æ)	2,136	182	United Natural Foods, Inc.(Æ)	21,600	987
Lowe's Cos., Inc.	82,008	5,993	Walgreens Boots Alliance, Inc.	9,292	761
McDonald's Corp.	15,416	1,890			73,902
Michael Kors Holdings, Ltd.(Æ)	5,026	215
Michaels Cos., Inc. (The)(Æ)	16,300	321	Energy - 5.3%
Mohawk Industries, Inc.(Æ)	892	193	Antero Resources Corp.(Æ)	46,600	1,137
News Corp. Class A	84,200	1,035	Chevron Corp.	39,418	4,389
Nike, Inc. Class B	30,782	1,628	Core Laboratories NV	23,480	2,743
NVR, Inc.(Æ)	1,318	2,449	EQT Corp.	1,328	81
Office Depot, Inc.	75,800	337	Exxon Mobil Corp.(Û)	126,395	10,603
Omnicom Group, Inc.	32,979	2,825	Occidental Petroleum Corp.	75,148	5,093
O'Reilly Automotive, Inc.(Æ)	10,686	2,803	Phillips 66	1,604	131
Ross Stores, Inc.	14,613	966	Rice Energy, Inc.(Æ)	8,400	167
Scholastic Corp.	2,370	108	Royal Dutch Shell PLC Class A - ADR	60,112	3,269
Shutterfly, Inc.(Æ)	7,900	405	Schlumberger, Ltd.	41,597	3,482
Starbucks Corp.	92,911	5,131	TransCanada Corp.	17,740	838
Target Corp.	6,563	423	World Fuel Services Corp.	21,300	947
Time Warner, Inc.	9,091	880			32,880
TJX Cos., Inc.(Û)	83,522	6,257
Tribune Media Co. Class A	42,100	1,214	Financial Services - 18.7%
Twenty-First Century Fox, Inc. Class A	35,967	1,129	Aflac, Inc.	54,665	3,826
Visteon Corp.(Æ)	10,400	932	AGNC Investment Corp.	3,932	73
Wal-Mart Stores, Inc.(Û)	46,076	3,075	Alexandria Real Estate Equities, Inc. (ö)	611	68
Walt Disney Co. (The)(Û)	47,683	5,276	Alleghany Corp.(Æ)	287	176
		70,289	Allstate Corp. (The)	34,980	2,631
			American Campus Communities, Inc. (ö)	1,403	68
Consumer Staples - 12.0%			American Equity Investment Life Holding
Altria Group, Inc.	22,800	1,623	Co.	26,934	636
Archer-Daniels-Midland Co.	3,912	173	American Express Co.	3,210	245
Brown-Forman Corp. Class A - ADR	2,524	118	American International Group, Inc.	27,556	1,771
Brown-Forman Corp. Class B - ADR	8,494	387	American Tower Corp. (ö)	54,430	5,633
Campbell Soup Co.	5,509	343	Arch Capital Group, Ltd.(Æ)	778	69
Casey's General Stores, Inc.	13,450	1,545	Arthur J Gallagher & Co.	25,624	1,379
Church & Dwight Co., Inc.	1,503	68	Aspen Insurance Holdings, Ltd.	33,938	1,914
Clorox Co. (The)	3,933	472	Astoria Financial Corp.	53,200	1,006
Coca-Cola Co. (The)	92,340	3,839	AvalonBay Communities, Inc. (ö)	6,037	1,046
Colgate-Palmolive Co.	1,824	118	Axis Capital Holdings, Ltd.	4,249	272
Constellation Brands, Inc. Class A	4,561	683	Bank of America Corp.	7,612	172
Core-Mark Holding Co., Inc.	12,466	435	Bank of New York Mellon Corp. (The)	30,673	1,372

See accompanying notes which are an integral part of this quarterly report.

8 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
BB&T Corp.	22,200	1,025	Simon Property Group, Inc. (ö)	3,992	734
Berkshire Hathaway, Inc. Class B(Æ)	65,680	10,781	Starwood Property Trust, Inc. (ö)	10,772	240
BlackRock, Inc. Class A	1,049	392	State Street Corp.	56,076	4,273
Boston Properties, Inc. (ö)	2,643	346	Sun Communities, Inc. (ö)	880	69
Brandywine Realty Trust (ö)	17,046	274	SunTrust Banks, Inc.	2,500	142
Broadridge Financial Solutions, Inc.	3,829	255	T Rowe Price Group, Inc.	1,049	71
Camden Property Trust (ö)	1,027	86	TCF Financial Corp.	24,884	432
Capital One Financial Corp.	2,363	206	Travelers Cos., Inc. (The)	18,983	2,236
CBOE Holdings, Inc.	17,000	1,354	UDR, Inc. (ö)	1,979	69
Charles Schwab Corp. (The)	4,085	168	US Bancorp	115,463	6,079
Chubb, Ltd.	14,860	1,954	Validus Holdings, Ltd.	3,491	199
CME Group, Inc. Class A	850	103	Visa, Inc. Class A(Û)	56,397	4,665
Comerica, Inc.	14,400	972	Vornado Realty Trust (ö)	646	69
DDR Corp.(ö)	79,441	1,206	Voya Financial, Inc.	39,618	1,593
Discover Financial Services	3,624	251	Wells Fargo & Co.(Û)	167,701	9,447
Douglas Emmett, Inc. (ö)	1,835	69	Welltower, Inc. (ö)	1,047	69
East West Bancorp, Inc.	23,800	1,224	Western Union Co. (The)	3,721	73
Ecolab, Inc.	26,603	3,196	White Mountains Insurance Group, Ltd.	218	198
Equity Residential (ö)	6,651	404	WP Carey, Inc. (ö)	1,114	69
Essex Property Trust, Inc. (ö)	432	97	WR Berkley Corp.	10,251	689
Evercore Partners, Inc. Class A	9,900	767	XL Group, Ltd.	77,966	2,929
Everest Re Group, Ltd.	6,939	1,526			115,197
Federal Realty Investment Trust (ö)	762	107
Federated Investors, Inc. Class B	3,759	98	Health Care - 14.9%
Fidelity National Information Services, Inc.	17,820	1,415	Abbott Laboratories	104,308	4,357
GGP, Inc.(Æ)	3,042	76	Aetna, Inc.	26,516	3,145
Hanover Insurance Group, Inc. (The)	16,413	1,378	Agilent Technologies, Inc.	36,000	1,763
Hartford Financial Services Group, Inc.	22,500	1,096	Allergan PLC(Æ)	20,922	4,580
Highwoods Properties, Inc. (ö)	1,316	68	Allscripts Healthcare Solutions, Inc.(Æ)	27,000	316
Intercontinental Exchange, Inc.	23,440	1,368	Alnylam Pharmaceuticals, Inc.(Æ)	3,100	124
Jack Henry & Associates, Inc.	9,220	828	AmerisourceBergen Corp. Class A	48,498	4,233
Jones Lang LaSalle, Inc.	2,560	264	Amgen, Inc.	32,987	5,168
JPMorgan Chase & Co.	7,051	597	Anthem, Inc.	14,239	2,195
KeyCorp	22,076	397	Baxter International, Inc.	48,085	2,304
Kimco Realty Corp. (ö)	2,762	69	Becton Dickinson and Co.	18,736	3,322
Lamar Advertising Co. Class A(ö)	909	69	Biogen, Inc.(Æ)	1,432	397
Loews Corp.	5,935	276	Boston Scientific Corp.(Æ)	11,202	270
M&T Bank Corp.	2,032	330	Bristol-Myers Squibb Co.(Û)	65,882	3,239
Macerich Co. (The) (ö)	6,093	419	Cardinal Health, Inc.	22,944	1,720
Markel Corp.(Æ)	4,960	4,588	Celgene Corp.(Æ)	801	93
Marsh & McLennan Cos., Inc.	64,922	4,416	Centene Corp.(Æ)	9,900	626
Mastercard, Inc. Class A(Û)	29,150	3,099	Cerner Corp.(Æ)	5,474	294
MetLife, Inc.	6,826	371	Cigna Corp.	1,152	168
MFA Financial, Inc. (ö)	17,187	136	Dentsply Sirona, Inc.	5,163	293
Mid-America Apartment Communities, Inc.			DexCom, Inc.(Æ)	4,800	380
(ö)	716	68	Edwards Lifesciences Corp.(Æ)	1,500	144
Moody's Corp.	18,190	1,886	Eli Lilly & Co.(Û)	51,998	4,005
Nasdaq, Inc.	1,075	76	Express Scripts Holding Co.(Æ)	26,487	1,824
National Retail Properties, Inc. (ö)	1,564	68	Gilead Sciences, Inc.	55,225	4,001
Old Republic International Corp.	3,442	72	Henry Schein, Inc.(Æ)	435	70
Paramount Group, Inc.(ö)	93,908	1,567	Humana, Inc.	1,629	323
People's United Financial, Inc.	10,051	188	Johnson & Johnson(Û)	123,312	13,965
PNC Financial Services Group, Inc. (The)(Û)	17,253	2,078	Laboratory Corp. of America Holdings(Æ)	3,129	420
Progressive Corp. (The)	1,948	73	LifePoint Health, Inc.(Æ)	26,700	1,585
Prologis, Inc. (ö)	2,046	100	Magellan Health, Inc.(Æ)	6,000	450
Public Storage (ö)	9,623	2,069	McKesson Corp.	3,932	547
Realty Income Corp. (ö)	800	48	MEDNAX, Inc.(Æ)	2,959	202
Regency Centers Corp. (ö)	991	69	Medtronic PLC	9,882	751
Reinsurance Group of America, Inc. Class A	13,901	1,744	Merck & Co., Inc.	77,300	4,792
RenaissanceRe Holdings, Ltd.	1,964	268	Patterson Cos., Inc.	1,748	73

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 9

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Pfizer, Inc.	92,675	2,941	ManpowerGroup, Inc.	18,973	1,811
Quest Diagnostics, Inc.	4,120	379	Mettler-Toledo International, Inc.(Æ)	7,730	3,298
Stryker Corp.	20,273	2,504	Moog, Inc. Class A(Æ)	16,700	1,100
Teleflex, Inc.	5,620	943	MSC Industrial Direct Co., Inc. Class A	2,201	225
Thermo Fisher Scientific, Inc.	2,561	390	Navistar International Corp.(Æ)	10,900	297
UnitedHealth Group, Inc.	70,255	11,388	Northrop Grumman Corp.	8,887	2,036
Universal Health Services, Inc. Class B	1,234	139	Quanta Services, Inc.(Æ)	25,500	915
WellCare Health Plans, Inc.(Æ)	6,310	918	Raytheon Co.	3,961	571
Zimmer Biomet Holdings, Inc.	869	103	Republic Services, Inc. Class A	12,465	715
		91,844	Robert Half International, Inc.	33,000	1,553
			Rockwell Collins, Inc.	2,382	216
Materials and Processing - 1.8%			Roper Technologies, Inc.	412	79
Acuity Brands, Inc.	5,340	1,107	Sensata Technologies Holding NV(Æ)	41,680	1,749
Air Products & Chemicals, Inc.	593	83	Snap-on, Inc.	4,734	859
AptarGroup, Inc.	17,367	1,267	Spirit AeroSystems Holdings, Inc. Class A	2,154	129
Bemis Co., Inc.	4,380	213	Stanley Black & Decker, Inc.	11,253	1,395
Crown Holdings, Inc.(Æ)	8,348	452	Stericycle, Inc.(Æ)	19,200	1,481
Domtar Corp.	1,520	66	Textron, Inc.	21,200	1,004
Dow Chemical Co. (The)	2,650	158	Toro Co. (The)	26,800	1,579
EI du Pont de Nemours & Co.	13,595	1,026	TransDigm Group, Inc.	15,100	3,268
International Flavors & Fragrances, Inc.	5,800	680	Trinity Industries, Inc.	60,600	1,669
NewMarket Corp.	298	129	Union Pacific Corp.	15,030	1,602
Praxair, Inc.	31,868	3,775	United Parcel Service, Inc. Class B	9,985	1,090
Reliance Steel & Aluminum Co.	1,860	148	United Technologies Corp.	13,652	1,497
Sherwin-Williams Co. (The)	7,359	2,236	Waste Connections, Inc.	2,722	219
Silgan Holdings, Inc.	1,489	87	Waste Management, Inc.	15,648	1,088
		11,427	WESCO International, Inc.(Æ)	20,100	1,421
			WW Grainger, Inc.	10,993	2,777
Producer Durables - 14.3%			Xerox Corp.	159,600	1,106
3M Co.	25,995	4,544			88,147
Accenture PLC Class A	38,898	4,429
Advanced Energy Industries, Inc.(Æ)	6,900	406	Technology - 12.6%
AGCO Corp.	14,500	911	Adobe Systems, Inc.(Æ)	26,121	2,962
AO Smith Corp.	27,700	1,350	Alphabet, Inc. Class A(Æ)	3,503	2,873
Automatic Data Processing, Inc.	58,690	5,927	Alphabet, Inc. Class C(Æ)(Û)	14,815	11,805
Babcock & Wilcox Co. (The)(Æ)	40,776	1,692	Amdocs, Ltd.	6,800	399
Canadian Pacific Railway, Ltd.	901	136	Amphenol Corp. Class A	3,915	264
Carlisle Cos., Inc.	1,599	174	Analog Devices, Inc.	20,475	1,534
CH Robinson Worldwide, Inc.	2,627	200	Apple, Inc.	54,497	6,613
Cintas Corp.	427	50	Arrow Electronics, Inc.(Æ)	18,400	1,353
CSX Corp.	4,623	214	Avnet, Inc.	42,189	1,959
Danaher Corp.	10,691	897	Broadcom, Ltd.	2,487	496
Eaton Corp. PLC	3,234	229	CA, Inc.	8,945	280
EMCOR Group, Inc.	17,600	1,227	Cadence Design Systems, Inc.(Æ)	51,200	1,333
Emerson Electric Co.	1,253	74	Cisco Systems, Inc.	29,044	892
FedEx Corp.	4,660	881	Cognizant Technology Solutions Corp. Class
Fortive Corp.	35,220	1,948	A(Æ)	1,993	105
General Dynamics Corp.	11,408	2,066	Conduent, Inc.(Æ)	26,260	393
General Electric Co.	44,426	1,319	F5 Networks, Inc.(Æ)	9,100	1,220
Genpact, Ltd.	6,988	172	Facebook, Inc. Class A(Æ)	23,369	3,046
Honeywell International, Inc.	72,251	8,549	Gartner, Inc.(Æ)	14,700	1,461
Illinois Tool Works, Inc.	41,569	5,288	Gigamon, Inc.(Æ)	2,300	76
Insperity, Inc.	5,960	426	Hewlett Packard Enterprise Co.	9,400	213
Itron, Inc.(Æ)	11,900	734	HubSpot, Inc.(Æ)	8,600	441
JB Hunt Transport Services, Inc.	2,883	286	Intel Corp.(Û)	99,001	3,645
Kansas City Southern	24,800	2,131	International Business Machines Corp.	12,869	2,246
KBR, Inc.	44,600	759	Intuit, Inc.	26,060	3,090
L3 Technologies, Inc.	11,716	1,859	iRobot Corp.(Æ)	4,100	248
Landstar System, Inc.	17,971	1,520	Juniper Networks, Inc.	41,800	1,119
Lockheed Martin Corp.	3,978	1,000	Leidos Holdings, Inc.	3,091	149

See accompanying notes which are an integral part of this quarterly report.

10 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($) or		Value		Amount ($) or	Value
	Shares		$		Shares	$
Liberty Interactive Corp.(Æ)	25,178		1,099	United States Treasury Bills
Manhattan Associates, Inc.(Æ)	19,200		984	0.010% due 03/30/17(~)	8,000	7,994
Microchip Technology, Inc.	37,102		2,499	0.520% due 06/01/17(~)	7,000	6,988
Microsoft Corp.	75,145		4,858	Total Short-Term Investments
NetApp, Inc.	27,900		1,069	(cost $61,356)		61,362
NETGEAR, Inc.(Æ)	18,700		1,064
Oracle Corp.	116,178		4,660
Palo Alto Networks, Inc.(Æ)	7,310		1,079	Total Investments 107.3%
QUALCOMM, Inc.	25,800		1,378	(identified cost $601,673)		661,865
Silicon Laboratories, Inc.(Æ)	1,100		72	Securities Sold Short - (7.8)%
Splunk, Inc.(Æ)	5,100		295	Consumer Discretionary - (2.0)%
Synaptics, Inc.(Æ)	7,200		406	CarMax, Inc.(Æ)	(16,700)	(1,114)
Synopsys, Inc.(Æ)	22,100		1,390	Charter Communications, Inc. Class A(Æ)	(3,060)	(991)
TE Connectivity, Ltd.	10,804		803	Deckers Outdoor Corp.(Æ)	(5,700)	(328)
Tech Data Corp.(Æ)	1,097		94	Dorman Products, Inc.(Æ)	(15,400)	(1,063)
Teradyne, Inc.	29,600		840	Five Below, Inc.(Æ)	(7,800)	(311)
Texas Instruments, Inc.	24,525		1,853	Gentex Corp.	(52,400)	(1,095)
Twitter, Inc.(Æ)	26,000		458	H&R Block, Inc.	(21,900)	(470)
Viavi Solutions, Inc.(Æ)	142,075		1,272	Hillenbrand, Inc.	(30,701)	(1,122)
Yelp, Inc. Class A(Æ)	6,900		288	Liberty Broadband Corp. Class A(Æ)	(11,867)	(993)
Zynga, Inc. Class A(Æ)	397,400		1,002	Liberty Media Corp. Class A(Æ)	(5,900)	(171)
			77,678	Marriott Vacations Worldwide Corp.	(5,400)	(467)
				Newell Rubbermaid, Inc.	(1,100)	(52)
Utilities - 6.3%				Pandora Media, Inc.(Æ)	(12,400)	(161)
Alliant Energy Corp.	1,875		71	Polaris Industries, Inc.	(7,700)	(647)
Ameren Corp.	17,534		923	Sinclair Broadcast Group, Inc. Class A	(17,600)	(594)
American Electric Power Co., Inc.	31,661		2,028	Sotheby's Class A(Æ)	(22,000)	(874)
American Water Works Co., Inc.	30,641		2,250	Thor Industries, Inc.	(1,650)	(171)
AT&T, Inc.(Û)	182,051		7,675	Tiffany & Co.	(11,200)	(882)
Atmos Energy Corp.	915		70	TiVo Corp.	(9,200)	(174)
CMS Energy Corp.	18,327		781	Zillow Group, Inc. Class A(Æ)	(8,600)	(309)
Consolidated Edison, Inc.	26,962		2,005
Dominion Resources, Inc.	3,047		232			(11,989)
DTE Energy Co.	20,930		2,065	Consumer Staples - (0.2)%
Duke Energy Corp.	32,701		2,568	B&G Foods, Inc. Class A	(6,700)	(297)
Edison International	15,163		1,105	Kraft Heinz Co. (The)	(10,200)	(911)
Eversource Energy	34,528		1,910			(1,208)
Exelon Corp.	5,809		208	Energy - (0.1)%
Hawaiian Electric Industries, Inc.	32,200		1,078	Synergy Resources Corp.(Æ)	(64,000)	(551)
NextEra Energy, Inc.	26,275		3,251
NiSource, Inc.	31,300		700	Financial Services - (2.0)%
PG&E Corp.	21,694		1,343	Annaly Capital Management, Inc. (ö)	(95,900)	(980)
Pinnacle West Capital Corp.	3,382		263	BGC Partners, Inc. Class A	(77,300)	(856)
PPL Corp.	2,013		70	Capitol Federal Financial, Inc.	(25,745)	(398)
Public Service Enterprise Group, Inc.	21,352		945	CoreSite Realty Corp. Class A(ö)	(8,600)	(741)
SCANA Corp.	1,284		88	CVB Financial Corp.	(24,400)	(550)
Sempra Energy	1,415		145	CyrusOne, Inc.(ö)	(16,600)	(799)
Southern Co. (The)	4,055		200	Digital Realty Trust, Inc. (ö)	(3,300)	(355)
US Cellular Corp.(Æ)	9,698		432	Eaton Vance Corp.	(15,300)	(642)
Verizon Communications, Inc.(Û)	105,942		5,192	FBL Financial Group, Inc. Class A	(3,400)	(237)
WEC Energy Group, Inc.	1,991		118	GEO Group, Inc. (The)(ö)	(16,800)	(698)
Westar Energy, Inc. Class A	1,263		69	Gramercy Property Trust(ö)	(29,170)	(768)
Xcel Energy, Inc.	32,771		1,354	Hudson Pacific Properties, Inc. (ö)	(30,400)	(1,076)
			39,139	LendingClub Corp.(Æ)	(57,700)	(356)
				Mercury General Corp.	(12,000)	(759)
Total Common Stocks				Omega Healthcare Investors, Inc. (ö)	(21,600)	(693)
(cost $540,317)			600,503	PRA Group, Inc.(Æ)	(9,000)	(358)
				RLI Corp.	(6,200)	(368)
Short-Term Investments - 10.0%				Select Income REIT (ö)	(40,013)	(1,001)
U.S. Cash Management Fund	46,370,970	(8)	46,380	Sun Communities, Inc. (ö)	(1,600)	(126)

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 11

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
United Bankshares, Inc.	(15,900)	(712)	Utilities - (0.2)%
		(12,473)	Cheniere Energy, Inc.(Æ)	(11,200)	(534)
Health Care - (1.1)%			Pattern Energy Group, Inc. Class A	(38,700)	(764)
AbbVie, Inc.	(13,500)	(825)			(1,298)
Acadia Healthcare Co., Inc.(Æ)	(3,100)	(119)
Acadia Pharmaceuticals, Inc.(Æ)	(2,900)	(100)	Total Securities Sold Short
AMN Healthcare Services, Inc.(Æ)	(3,300)	(118)	(proceeds $42,946)		(48,344)
Bluebird Bio, Inc.(Æ)	(1,450)	(108)
Brookdale Senior Living, Inc. Class A(Æ)	(36,500)	(546)	Other Assets and Liabilities, Net
Cantel Medical Corp.	(5,500)	(426)	- 0.6%		3,459
Juno Therapeutics, Inc.(Æ)	(5,900)	(126)	Net Assets - 100.0%		616,980
Kite Pharma, Inc.(Æ)	(5,600)	(285)
Ligand Pharmaceuticals, Inc. Class B(Æ)	(2,300)	(244)
Neurocrine Biosciences, Inc.(Æ)	(3,500)	(150)
PAREXEL International Corp.(Æ)	(9,200)	(652)
Penumbra, Inc.(Æ)	(1,300)	(93)
Quintiles Transnational Holdings, Inc.(Æ)	(11,200)	(879)
Radius Health, Inc.(Æ)	(1,600)	(70)
Select Medical Holdings Corp.(Æ)	(40,600)	(506)
Spark Therapeutics, Inc.(Æ)	(200)	(13)
TESARO, Inc.(Æ)	(3,300)	(537)
Ultragenyx Pharmaceutical, Inc.(Æ)	(1,000)	(75)
Veeva Systems, Inc. Class A(Æ)	(11,100)	(470)
Zoetis, Inc. Class A	(12,700)	(698)
		(7,040)
Materials and Processing - (1.0)%
AAON, Inc.	(20,410)	(693)
AK Steel Holding Corp.(Æ)	(8,300)	(67)
Balchem Corp.	(13,290)	(1,133)
Ball Corp.	(10,470)	(798)
Carpenter Technology Corp.	(5,400)	(216)
Drew Industries, Inc.	(7,530)	(826)
Mosaic Co. (The)	(20,300)	(637)
RBC Bearings, Inc.(Æ)	(12,240)	(1,134)
Vulcan Materials Co.	(6,290)	(807)
		(6,311)
Producer Durables - (0.4)%
Cotiviti Holdings, Inc.(Æ)	(3,200)	(108)
Dycom Industries, Inc.(Æ)	(7,000)	(565)
Esterline Technologies Corp.(Æ)	(1,100)	(94)
FTI Consulting, Inc.(Æ)	(5,600)	(236)
Generac Holdings, Inc.(Æ)	(1,700)	(69)
PACCAR, Inc.	(16,300)	(1,097)
Swift Transportation Co. Class A(Æ)	(9,500)	(217)
		(2,386)
Technology - (0.8)%
ACI Worldwide, Inc.(Æ)	(46,600)	(904)
Cavium, Inc.(Æ)	(6,700)	(444)
Cypress Semiconductor Corp.	(37,500)	(443)
Envestnet, Inc.(Æ)	(16,599)	(627)
Facebook, Inc. Class A(Æ)	(2,090)	(272)
IPG Photonics Corp.(Æ)	(8,100)	(931)
Lam Research Corp.	(1,630)	(187)
NetScout Systems, Inc.(Æ)	(24,500)	(816)
Paycom Software, Inc.(Æ)	(4,600)	(213)
Universal Display Corp.	(3,800)	(251)
		(5,088)

See accompanying notes which are an integral part of this quarterly report.

12 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	57	USD	6,482	03/17	8
S&P Utilities Select Sector Index Futures	57	USD	2,821	03/17	47
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					55

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Put	47	2,200.00	USD	10,340	02/03/17	(3)
S&P 500 Index	Put	47	2,195.00	USD	10,317	02/10/17	(10)
S&P 500 Index	Put	47	2,220.00	USD	10,434	02/10/17	(38)
S&P 500 Index	Put	48	2,180.00	USD	10,464	02/17/17	(16)
Total Liability for Options Written (premiums received $118)							(67)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	254	$195
Opened	657	470
Closed	(722)	(547)
Expired	—	—
Outstanding January 31, 2017	189	$118

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$70,289	$—	$—	$—	$70,289
Consumer Staples	73,902	—	—	—	73,902
Energy	32,880	—	—	—	32,880
Financial Services	115,197	—	—	—	115,197
Health Care	91,844	—	—	—	91,844
Materials and Processing	11,427	—	—	—	11,427
Producer Durables	88,147	—	—	—	88,147
Technology	77,678	—	—	—	77,678
Utilities	39,139	—	—	—	39,139
Short-Term Investments	—	14,982	—	46,380	61,362
Total Investments	600,503	14,982	—	46,380	661,865
Securities Sold Short**	(48,344)	—	—	—	(48,344)

Other Financial Instruments
Assets
Futures Contracts	55	—	—	—	55

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Defensive Equity Fund 13

Russell Investment Company
Russell U.S. Defensive Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Liabilities
Options Written	(67)	—	—	—	(67)
Total Other Financial Instruments*	$(12)	$—	$—	$—	$(12)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 Russell U.S. Defensive Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 98.6%			Toll Brothers, Inc.	4,134	130
Consumer Discretionary - 14.0%			Twenty-First Century Fox, Inc. Class A	7,914	248
Aaron's, Inc. Class A	22,700	702	Viacom, Inc. Class B	17,500	737
Amazon.com, Inc.(Æ)	7,582	6,244	Visteon Corp.(Æ)	16,406	1,470
AMC Networks, Inc. Class A(Æ)	2,900	166	Wal-Mart Stores, Inc.	21,792	1,454
Avis Budget Group, Inc.(Æ)	8,347	311	Walt Disney Co. (The)	19,275	2,133
Avon Products, Inc.(Æ)	17,400	102	Yum! Brands, Inc.	410	27
Bed Bath & Beyond, Inc.	12,854	519			41,722
Best Buy Co., Inc.	24,065	1,071
Big Lots, Inc.	11,104	555	Consumer Staples - 3.0%
Bloomin' Brands, Inc.	15,373	263	Altria Group, Inc.	1,424	101
Carnival Corp.	4,718	261	Archer-Daniels-Midland Co.	17,954	795
CBS Corp. Class B	11,000	709	Blue Buffalo Pet Products, Inc.(Æ)	3,800	92
Charter Communications, Inc. Class A(Æ)	640	207	Bunge, Ltd.	10,300	713
Coach, Inc.	7,785	291	Colgate-Palmolive Co.	497	32
Comcast Corp. Class A	3,194	241	Constellation Brands, Inc. Class A	239	36
Cooper Tire & Rubber Co.	20,833	755	CVS Health Corp.	954	75
Costco Wholesale Corp.	238	39	Dean Foods Co.	39,911	793
Coty, Inc. Class A	1,037	20	Ingredion, Inc.	4,332	555
Dana Holding Corp.	38,619	778	Kimberly-Clark Corp.	200	24
Delphi Automotive PLC	21,614	1,514	Kraft Heinz Co. (The)	19,996	1,785
Domino's Pizza, Inc.	3,690	644	Kroger Co. (The)	24,951	847
eBay, Inc.(Æ)(Û)	38,650	1,230	Molson Coors Brewing Co. Class B	364	35
Fiat Chrysler Automobiles NV(Æ)	91,090	1,001	Mondelez International, Inc. Class A	463	21
Ford Motor Co.	150,674	1,862	Monster Beverage Corp.(Æ)	819	35
General Motors Co.(Û)	65,916	2,413	Nu Skin Enterprises, Inc. Class A	1,756	91
Goodyear Tire & Rubber Co. (The)	10,444	338	PepsiCo, Inc.	1,526	158
Graham Holdings Co. Class B	52	27	Performance Food Group Co.(Æ)	6,900	153
Hilton Worldwide Holdings, Inc.	12,108	697	Philip Morris International, Inc.	1,263	121
Home Depot, Inc. (The)	1,896	261	Pinnacle Foods, Inc.	26,708	1,421
Interpublic Group of Cos., Inc. (The)	15,850	373	Procter & Gamble Co. (The)	2,163	190
Kohl's Corp.	2,230	89	Sysco Corp.	15,094	792
Las Vegas Sands Corp.	1,636	86	Tyson Foods, Inc. Class A	559	35
Lear Corp.	7,576	1,077	Walgreens Boots Alliance, Inc.	1,976	162
Lennar Corp. Class A	1,241	55			9,062
Lowe's Cos., Inc.	1,710	125
Macy's, Inc.	11,800	349	Energy - 7.8%
Marriott International, Inc. Class A	1,457	123	Anadarko Petroleum Corp.	7,061	491
McDonald's Corp.	585	72	Antero Resources Corp.(Æ)	25,300	618
Meritage Homes Corp.(Æ)	1,443	53	Apache Corp.	922	55
MGM Resorts International	63,769	1,837	Baker Hughes, Inc.	397	25
Michael Kors Holdings, Ltd.(Æ)	13,470	577	BP PLC - ADR	18,175	654
Netflix, Inc.(Æ)	5,112	719	Canadian Natural Resources, Ltd.	30,219	913
News Corp. Class A	30,600	376	Cenovus Energy, Inc.	63,750	869
Nike, Inc. Class B	2,736	145	Chevron Corp.	2,843	317
Office Depot, Inc.	6,483	29	Cimarex Energy Co.	4,555	616
Omnicom Group, Inc.	11,750	1,006	Concho Resources, Inc.(Æ)	114	16
Pandora Media, Inc.(Æ)(Ñ)	2,762	36	ConocoPhillips	542	26
Priceline Group, Inc. (The)(Æ)	245	386	CONSOL Energy, Inc.	40,256	682
PulteGroup, Inc.	15,955	343	Devon Energy Corp.	41,775	1,902
Ross Stores, Inc.	1,464	97	Energen Corp.(Æ)	7,500	404
Royal Caribbean Cruises, Ltd.	1,067	100	Ensco PLC Class A	44,323	484
Staples, Inc.	91,736	844	EOG Resources, Inc.	10,654	1,082
Starbucks Corp.	669	37	EQT Corp.	310	19
Target Corp.	4,001	258	Exxon Mobil Corp.	17,263	1,448
Tenneco, Inc.	11,394	769	Halliburton Co.	16,147	913
Thomson Reuters Corp.	3,660	164	Hess Corp.	387	21
Time Warner, Inc.	16,792	1,626	Marathon Petroleum Corp.	14,126	679
Time, Inc.	15,725	303	Murphy Oil Corp.(Ñ)	17,000	491
TJX Cos., Inc.	3,303	248	Nabors Industries, Ltd.	15,841	257

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 15

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Newfield Exploration Co.(Æ)	10,120	406	Franklin Resources, Inc.	24,700	982
Noble Corp. PLC	22,900	155	GGP, Inc.(Æ)	6,470	161
Noble Energy, Inc.	5,200	207	Goldman Sachs Group, Inc. (The)	17,913	4,108
Occidental Petroleum Corp.	14,237	965	Hartford Financial Services Group, Inc.	21,176	1,031
Patterson-UTI Energy, Inc.	18,386	516	HCP, Inc.(ö)	3,001	91
Phillips 66	1,585	129	Hospitality Properties Trust(ö)	19,904	620
Pioneer Natural Resources Co.	13,638	2,458	JPMorgan Chase & Co.(Û)	57,247	4,845
Rice Energy, Inc.(Æ)	6,200	123	KeyCorp	91,979	1,653
Rowan Cos. PLC Class A(Æ)	49,852	893	LaSalle Hotel Properties (ö)	5,496	166
Royal Dutch Shell PLC Class A - ADR	24,317	1,323	Lincoln National Corp.	3,359	227
Schlumberger, Ltd.	1,578	132	Mack-Cali Realty Corp.(ö)	26,061	730
Southwestern Energy Co.(Æ)	39,258	354	Mastercard, Inc. Class A	11,739	1,248
Spectra Energy Corp.	1,013	42	MetLife, Inc.	74,358	4,046
Tesoro Corp.	10,090	816	Morgan Stanley	31,815	1,352
Valero Energy Corp.(Û)	19,207	1,263	Northern Trust Corp.	7,800	647
World Fuel Services Corp.	7,000	311	NorthStar Realty Europe Corp.(ö)	4,493	54
		23,075	Park Hotels & Resorts, Inc. (ö)	70	2
			PayPal Holdings, Inc.(Æ)	1,657	66
Financial Services - 23.0%			Piedmont Office Realty Trust, Inc. Class A(ö)	14,969	325
Affiliated Managers Group, Inc.	453	69	PNC Financial Services Group, Inc. (The)	290	35
Aflac, Inc.	1,431	100	Popular, Inc.	16,071	714
Allied World Assurance Co. Holdings AG	681	36	Progressive Corp. (The)	1,194	45
Allstate Corp. (The)	14,078	1,059	Prologis, Inc. (ö)	3,742	183
American Express Co.	491	37	Prudential Financial, Inc.	20,169	2,120
American International Group, Inc.	36,466	2,343	Public Storage (ö)	277	59
American Tower Corp. (ö)	7,142	739	Regions Financial Corp.	217,564	3,135
Ameriprise Financial, Inc.	121	14	Reinsurance Group of America, Inc. Class A	7,930	995
Arch Capital Group, Ltd.(Æ)	789	70	Simon Property Group, Inc. (ö)	125	23
Arthur J Gallagher & Co.	1,854	100	State Street Corp.	13,160	1,003
Aspen Insurance Holdings, Ltd.	6,217	351	SunTrust Banks, Inc.	35,855	2,037
Assured Guaranty, Ltd.	41,018	1,596	Taubman Centers, Inc.(ö)	6,550	464
AvalonBay Communities, Inc. (ö)	149	26	Torchmark Corp.	497	36
Axis Capital Holdings, Ltd.	10,301	659	Travelers Cos., Inc. (The)	122	14
Bank of America Corp.(Û)	323,884	7,333	UBS Group AG(Ñ)	56,200	905
Bank of New York Mellon Corp. (The)	23,085	1,033	Ventas, Inc. (ö)	708	44
Berkshire Hathaway, Inc. Class B(Æ)	1,221	200	Visa, Inc. Class A	1,379	114
BlackRock, Inc. Class A	68	25	Vornado Realty Trust (ö)	1,312	139
Boston Properties, Inc. (ö)	1,076	141	Voya Financial, Inc.	66,869	2,689
Capital One Financial Corp.	13,102	1,145	Wells Fargo & Co.	12,144	684
CBL & Associates Properties, Inc.(ö)	49,383	536	Welltower, Inc. (ö)	658	44
Charles Schwab Corp. (The)	3,392	140	Weyerhaeuser Co.(ö)	6,613	207
Chubb, Ltd.	978	129	WP Glimcher, Inc.(ö)	14,760	142
Citigroup, Inc.	101,502	5,667	XL Group, Ltd.	1,164	44
Citizens Financial Group, Inc.(Û)	46,360	1,677	Zions Bancorporation	15,900	671
CME Group, Inc. Class A	121	15			68,524
Colony NorthStar, Inc. Class A(ö)	1,466	20
Comerica, Inc.	9,600	648	Health Care - 10.9%
Crown Castle International Corp. (ö)	494	43	Abbott Laboratories	17,319	723
Digital Realty Trust, Inc. (ö)	447	48	AbbVie, Inc.	8,371	512
DuPont Fabros Technology, Inc. (ö)	13,952	662	Aetna, Inc.	3,686	437
E*Trade Financial Corp.(Æ)	14,300	535	Alexion Pharmaceuticals, Inc.(Æ)	866	113
East West Bancorp, Inc.	12,100	622	Allergan PLC(Æ)	424	93
Ecolab, Inc.	1,033	124	Allscripts Healthcare Solutions, Inc.(Æ)	16,800	197
Equinix, Inc.(ö)	2,667	1,027	Amgen, Inc.(Û)	10,456	1,638
Equity Commonwealth(Æ)(ö)	2,864	88	Anthem, Inc.	18,421	2,839
Equity Residential (ö)	2,778	169	Baxter International, Inc.	18,369	880
Essex Property Trust, Inc. (ö)	186	42	Becton Dickinson and Co.	202	36
First American Financial Corp.	1,159	44	Biogen, Inc.(Æ)(Û)	4,671	1,295
First Republic Bank	1,407	133	Bruker Corp.	6,900	164
Forest City Realty Trust, Inc. Class A(ö)	7,887	179	Cardinal Health, Inc.	8,346	626

See accompanying notes which are an integral part of this quarterly report.

16 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Celgene Corp.(Æ)	10,383	1,206	Producer Durables - 11.8%
Centene Corp.(Æ)	10,800	683	3M Co.	788	138
Cigna Corp.	6,534	955	Accenture PLC Class A	343	39
CR Bard, Inc.	2,760	655	AECOM(Æ)	49,159	1,816
Edwards Lifesciences Corp.(Æ)	7,934	764	AerCap Holdings NV(Æ)	8,822	391
Envision Healthcare Corp.(Æ)	28,563	1,942	AGCO Corp.	6,700	421
Express Scripts Holding Co.(Æ)	10,204	703	American Airlines Group, Inc.	936	41
Gilead Sciences, Inc.(Û)	41,861	3,033	Automatic Data Processing, Inc.	257	26
HCA Holdings, Inc.(Æ)	838	67	Babcock & Wilcox Co. (The)(Æ)	10,800	448
HMS Holdings Corp.(Æ)	3,643	66	Boeing Co. (The)	7,005	1,145
Humana, Inc.	209	42	Caterpillar, Inc.	799	76
Incyte Corp.(Æ)	5,990	726	Chicago Bridge & Iron Co.	5,400	179
Johnson & Johnson	10,462	1,185	CoStar Group, Inc.(Æ)	342	69
Laboratory Corp. of America Holdings(Æ)	467	63	CSX Corp.	1,970	91
Mallinckrodt PLC(Æ)	10,363	505	Cummins, Inc.	658	97
McKesson Corp.	5,910	822	Danaher Corp.	418	35
Merck & Co., Inc.	17,923	1,111	Deere & Co.	865	93
Molina Healthcare, Inc.(Æ)	4,900	278	Delta Air Lines, Inc.	18,014	851
Mylan NV(Æ)	62,816	2,390	Dover Corp.	13,150	1,022
Perrigo Co. PLC	804	61	Eaton Corp. PLC	849	60
Pfizer, Inc.	32,221	1,022	EMCOR Group, Inc.	2,107	147
Regeneron Pharmaceuticals, Inc.(Æ)	2,063	741	Emerson Electric Co.	542	32
Stryker Corp.	321	40	Euronav NV	26,002	204
Thermo Fisher Scientific, Inc.	11,930	1,818	FedEx Corp.	20,694	3,914
United Therapeutics Corp.(Æ)	6,704	1,097	General Dynamics Corp.	217	39
UnitedHealth Group, Inc.	824	134	General Electric Co.	38,687	1,149
Vertex Pharmaceuticals, Inc.(Æ)	884	76	Hawaiian Holdings, Inc.(Æ)	14,249	726
WellCare Health Plans, Inc.(Æ)	5,740	835	HD Supply Holdings, Inc.(Æ)	3,732	158
		32,573	Honeywell International, Inc.	496	59
			Huntington Ingalls Industries, Inc.	9,780	1,897
Materials and Processing - 2.6%			Illinois Tool Works, Inc.	260	33
Air Products & Chemicals, Inc.	393	55	Insperity, Inc.	1,600	114
Albemarle Corp.	467	43	JB Hunt Transport Services, Inc.	830	82
Bemis Co., Inc.	1,222	59	Johnson Controls International PLC	870	38
Cabot Corp.	15,768	873	L3 Technologies, Inc.	4,549	722
Domtar Corp.	1,139	50	Lockheed Martin Corp.	293	74
Dow Chemical Co. (The)	3,365	201	ManpowerGroup, Inc.	8,800	840
Eastman Chemical Co.	965	75	MSC Industrial Direct Co., Inc. Class A	334	34
EI du Pont de Nemours & Co.	3,426	259	Navistar International Corp.(Æ)	4,100	112
Huntsman Corp.	20,683	422	Norfolk Southern Corp.	830	98
LyondellBasell Industries NV Class A	13,247	1,236	Northrop Grumman Corp.	1,523	349
Masco Corp.	5,168	170	PACCAR, Inc.	585	39
Monsanto Co.	708	77	Parker-Hannifin Corp.	5,850	861
Mosaic Co. (The)	2,311	72	Quanta Services, Inc.(Æ)(Û)	27,832	999
Newmont Mining Corp.	1,476	54	Raytheon Co.	743	107
Nucor Corp.	1,091	63	Republic Services, Inc. Class A	1,335	77
Owens Corning	18,706	1,033	Rockwell Automation, Inc.	10,872	1,609
Packaging Corp. of America	1,879	173	Snap-on, Inc.	11,047	2,005
PPG Industries, Inc.	640	64	Southwest Airlines Co.	21,795	1,140
Praxair, Inc.	2,251	267	Spirit AeroSystems Holdings, Inc. Class A	17,392	1,044
Reliance Steel & Aluminum Co.	2,299	183	Spirit Airlines, Inc.(Æ)	8,501	459
Sherwin-Williams Co. (The)	2,140	650	Stanley Black & Decker, Inc.	6,187	767
Sonoco Products Co.	1,524	84	Terex Corp.	21,217	675
Steel Dynamics, Inc.	8,900	301	Textron, Inc.	13,890	658
Teck Resources, Ltd. Class B	4,134	101	Union Pacific Corp.	18,915	2,016
Trinseo SA	15,416	998	United Continental Holdings, Inc.(Æ)(Û)	15,415	1,086
Univar, Inc.(Æ)	5,700	170	United Parcel Service, Inc. Class B	899	98
WestRock Co.	1,810	97	United Technologies Corp.	1,094	120
		7,830	Wabtec Corp.	8,482	735
			Waste Management, Inc.	397	28

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 17

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
WESCO International, Inc.(Æ)	6,700	474	Splunk, Inc.(Æ)	3,900		226
Xerox Corp.	131,063	908	Symantec Corp.	1,895		52
Xylem, Inc.	24,768	1,221	Synaptics, Inc.(Æ)	2,000		113
		34,985	Synopsys, Inc.(Æ)	3,757		236
			Tableau Software, Inc. Class A(Æ)	8,534		408
Technology - 22.8%			Take-Two Interactive Software, Inc.(Æ)	18,743		1,006
Adobe Systems, Inc.(Æ)	611	69	Teradyne, Inc.	50,095		1,422
Alphabet, Inc. Class A(Æ)	1,012	830	Texas Instruments, Inc.	586		44
Alphabet, Inc. Class C(Æ)	4,800	3,825	Twitter, Inc.(Æ)	17,800		314
Amdocs, Ltd.	662	39	VeriFone Systems, Inc.(Æ)	28,700		521
Amkor Technology, Inc.(Æ)	21,553	203	VeriSign, Inc.(Æ)	12,106		971
Apple, Inc.	63,671	7,726	Viavi Solutions, Inc.(Æ)	82,500		738
Applied Materials, Inc.(Û)	36,700	1,257	Vishay Intertechnology, Inc.	47,474		788
ARRIS International PLC(Æ)	19,900	569	Western Digital Corp.	11,967		954
ASML Holding NV Class G	15,005	1,822	Yahoo!, Inc.(Æ)	894		39
Aspen Technology, Inc.(Æ)	17,961	954	Yandex NV Class A(Æ)	7,426		172
Broadcom, Ltd.	10,765	2,148	Zynga, Inc. Class A(Æ)	230,307		580
CA, Inc.	4,141	129				67,943
Cadence Design Systems, Inc.(Æ)	17,070	444
Ciena Corp.(Æ)	18,800	458	Utilities - 2.7%
Cirrus Logic, Inc.(Æ)	1,800	109	AES Corp.	84,077		962
Cisco Systems, Inc.	7,416	228	Ameren Corp.	711		37
Citrix Systems, Inc.(Æ)	11,938	1,089	American Electric Power Co., Inc.	3,248		208
Cognizant Technology Solutions Corp. Class			American Water Works Co., Inc.	445		33
A(Æ)	15,773	829	AT&T, Inc.	24,021		1,013
Computer Sciences Corp.	29,391	1,828	CenturyLink, Inc.	4,295		111
Conduent, Inc.(Æ)	11,700	175	CMS Energy Corp.	646		27
Corning, Inc.	14,584	386	Consolidated Edison, Inc.	2,110		157
Dell Technologies, Inc. Class V(Æ)	493	31	Dominion Resources, Inc.	988		75
F5 Networks, Inc.(Æ)	2,480	332	DTE Energy Co.	736		73
Facebook, Inc. Class A(Æ)	23,687	3,087	Duke Energy Corp.	954		75
Finisar Corp.(Æ)	13,400	396	Edison International	944		69
Flextronics International, Ltd.(Æ)	15,263	239	Exelon Corp.	20,400		732
Gigamon, Inc.(Æ)	2,270	75	Frontier Communications Corp.(Ñ)	11,062		39
Harris Corp.	18,190	1,868	Hawaiian Electric Industries, Inc.	993		33
Hewlett Packard Enterprise Co.	78,470	1,780	j2 Global, Inc.	4,422		371
HP, Inc.	159,981	2,408	NextEra Energy, Inc.	1,414		175
IAC/InterActiveCorp(Æ)	12,116	834	PG&E Corp.	1,085		67
Imperva, Inc.(Æ)	688	29	Public Service Enterprise Group, Inc.	1,045		46
Intel Corp.	70,889	2,610	Southern Co. (The)	2,212		109
International Business Machines Corp.	653	114	T-Mobile US, Inc.(Æ)	39,655		2,469
Intuit, Inc.	8,620	1,022	Verizon Communications, Inc.	22,128		1,084
Jabil Circuit, Inc.	31,800	763	WEC Energy Group, Inc.	708		42
Juniper Networks, Inc.	28,300	758	Xcel Energy, Inc.	1,126		47
Lam Research Corp.	5,945	683				8,054
Liberty Interactive Corp.(Æ)	6,130	268
Marvell Technology Group, Ltd.	57,282	852	Total Common Stocks
Micron Technology, Inc.(Æ)	12,415	299	(cost $238,158)			293,768
Microsoft Corp.(Û)	85,591	5,533
MicroStrategy, Inc. Class A(Æ)	2,504	504	Short-Term Investments - 5.3%
NCR Corp.(Æ)	22,170	954	U.S. Cash Management Fund	15,747,698	(8)	15,751
NetApp, Inc.	24,631	944	Total Short-Term Investments
Nuance Communications, Inc.(Æ)	35,300	560	(cost $15,750)			15,751
NVIDIA Corp.	691	75
ON Semiconductor Corp.(Æ)	55,300	737	Other Securities 0.4%
Oracle Corp.	95,028	3,812	U. S. Cash Collateral - Fund(×)	1,096,141	(8)	1,096
Palo Alto Networks, Inc.(Æ)	4,673	689	Total Other Securities
QUALCOMM, Inc.	19,557	1,045	(cost $1,096)			1,096
Salesforce.com, Inc.(Æ)	2,452	194
Seagate Technology PLC	16,541	747

See accompanying notes which are an integral part of this quarterly report.

18 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Total Investments 104.3%				Twitter, Inc.(Æ)	(9,694)	(171)
(identified cost $255,004)		310,615		Universal Display Corp.	(5,155)	(340)
Securities Sold Short - (3.9)%				Zendesk, Inc.(Æ)	(9,137)	(219)
Consumer Discretionary - (0.6)%						(3,737)
CarMax, Inc.(Æ)	(1,353)	(90)
Coty, Inc. Class A	(18,743)	(360)		Total Securities Sold Short
Fitbit, Inc. Class A(Æ)	(21,992)	(132)		(proceeds $11,692)		(11,510)
Mobileye NV(Æ)	(8,864)	(381)
Pandora Media, Inc.(Æ)	(9,024)	(117)		Other Assets and Liabilities, Net
Tesla Motors, Inc.(Æ)	(1,736)	(438)	-	(0.4%)		(1,302)
Under Armour, Inc. Class A(Æ)	(10,100)	(217)		Net Assets - 100.0%		297,803
		(1,735)
Consumer Staples - (0.1)%
Snyders-Lance, Inc.	(9,838)	(378)

Energy - (0.2)%
First Solar, Inc.(Æ)	(6,471)	(202)
Frank's International NV	(17,001)	(201)
SunPower Corp. Class A(Æ)	(17,204)	(114)
Weatherford International PLC(Æ)	(11,604)	(61)
		(578)
Financial Services - (0.9)%
Bank of the Ozarks, Inc.	(7,152)	(392)
BOK Financial Corp.	(1,640)	(135)
CyrusOne, Inc.(ö)	(6,638)	(320)
First Financial Bankshares, Inc.	(9,879)	(421)
LendingClub Corp.(Æ)	(13,239)	(82)
New York Community Bancorp, Inc.	(22,350)	(339)
Pinnacle Financial Partners, Inc.	(3,700)	(247)
Realty Income Corp. (ö)	(5,510)	(329)
United Bankshares, Inc.	(8,283)	(371)
		(2,636)
Health Care - (0.5)%
Acadia Healthcare Co., Inc.(Æ)	(4,823)	(185)
Alnylam Pharmaceuticals, Inc.(Æ)	(9,771)	(391)
DexCom, Inc.(Æ)	(5,093)	(403)
Juno Therapeutics, Inc.(Æ)	(2,343)	(50)
OPKO Health, Inc.(Æ)	(36,343)	(316)
Sarepta Therapeutics, Inc.(Æ)	(6,684)	(207)
		(1,552)
Producer Durables - (0.3)%
IHS Markit, Ltd.(Æ)	(9,577)	(378)
National Instruments Corp.	(4,061)	(127)
Square, Inc. Class A(Æ)	(26,604)	(389)
		(894)
Technology - (1.3)%
Advanced Micro Devices, Inc.(Æ)	(37,054)	(384)
Arista Networks, Inc.(Æ)	(4,309)	(405)
Atlassian Corp. PLC Class A(Æ)	(13,200)	(365)
Cavium, Inc.(Æ)	(6,168)	(408)
Cnova NV(Æ)	(14,440)	(79)
FireEye, Inc.(Æ)	(8,298)	(112)
MACOM Technology Solutions Holdings,
Inc.(Æ)	(7,321)	(348)
Palo Alto Networks, Inc.(Æ)	(2,509)	(370)
Pure Storage, Inc. Class A(Æ)	(11,548)	(131)
Shopify, Inc. Class A(Æ)	(1,409)	(72)
Twilio, Inc. Class A(Æ)	(11,534)	(333)

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Dynamic Equity Fund 19

Russell Investment Company
Russell U.S. Dynamic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	79	USD	8,984	03/17	9
S&P Consumer Discretionary Select Sector Index Futures	14	USD	1,197	03/17	18
S&P Energy Select Sector Index Futures	17	USD	1,238	03/17	(45)
S&P Materials Select Sector Index Futures	38	USD	2,091	03/17	50
S&P Utilities Select Sector Index Futures	31	USD	1,534	03/17	23
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					55

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$41,722	$—	$—	$—	$41,722
Consumer Staples	9,062	—	—	—	9,062
Energy	23,075	—	—	—	23,075
Financial Services	68,524	—	—	—	68,524
Health Care	32,573	—	—	—	32,573
Materials and Processing	7,830	—	—	—	7,830
Producer Durables	34,985	—	—	—	34,985
Technology	67,943	—	—	—	67,943
Utilities	8,054	—	—	—	8,054
Short-Term Investments	—	—	—	15,751	15,751
Other Securities	—	—	—	1,096	1,096
Total Investments	293,768	—	—	16,847	310,615
Securities Sold Short**	(11,510)	—	—	—	(11,510)

Other Financial Instruments
Assets
Futures Contracts	100	—	—	—	100

Liabilities
Futures Contracts	(45)	—	—	—	(45)
Total Other Financial Instruments*	$55	$—	$—	$—	$55

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

20 Russell U.S. Dynamic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.2%			Scholastic Corp.	17,570	804
Consumer Discretionary - 11.9%			Scripps Networks Interactive, Inc. Class A	23,918	1,822
Amazon.com, Inc.(Æ)	49,655	40,890	Signet Jewelers, Ltd.	46,033	3,575
AutoZone, Inc.(Æ)	8,270	5,996	Staples, Inc.	22,924	211
Avis Budget Group, Inc.(Æ)	25,357	944	Starbucks Corp.	413,267	22,821
Avon Products, Inc.(Æ)	149,017	875	Target Corp.	216,910	13,986
Bed Bath & Beyond, Inc.	44,388	1,791	Tenneco, Inc.	39,709	2,678
Best Buy Co., Inc.(Û)	83,268	3,707	Time Warner, Inc.	69,874	6,767
Big Lots, Inc.	53,545	2,677	Time, Inc.	41,546	800
Brinker International, Inc.	37,977	1,690	TJX Cos., Inc.	128,342	9,615
Camping World Holdings, Inc. Class A	922	29	Toll Brothers, Inc.	27,172	852
Carnival Corp.	48,202	2,669	Toyota Motor Corp. - ADR	17,750	2,055
CBS Corp. Class B	37,514	2,419	Tribune Media Co. Class A	41,870	1,208
Charter Communications, Inc. Class A(Æ)	2,523	817	Urban Outfitters, Inc.(Æ)	22,600	600
Chipotle Mexican Grill, Inc. Class A(Æ)	23,411	9,866	Visteon Corp.(Æ)	60,913	5,456
Choice Hotels International, Inc.	1,381	77	Wal-Mart Stores, Inc.	465,654	31,078
Coach, Inc.	15,584	582	Walt Disney Co. (The)	193,755	21,439
Comcast Corp. Class A	40,902	3,085	Whirlpool Corp.	35,600	6,226
Cooper Tire & Rubber Co.	69,111	2,505	Yum China Holdings, Inc.(Æ)	8,934	246
Costco Wholesale Corp.	11,490	1,884			356,198
Coty, Inc. Class A	82,913	1,592
Dana Holding Corp.	117,485	2,366	Consumer Staples - 6.5%
Darden Restaurants, Inc.	461	34	Altria Group, Inc.	252,389	17,965
Delphi Automotive PLC	79,948	5,601	Archer-Daniels-Midland Co.	48,555	2,149
Dick's Sporting Goods, Inc.	2,733	141	Campbell Soup Co.	18,970	1,181
Discovery Communications, Inc. Class A(Æ)	27,046	767	Casey's General Stores, Inc.	19,600	2,252
Domino's Pizza, Inc.	12,900	2,252	Clorox Co. (The)	2,069	248
eBay, Inc.(Æ)(Û)	130,654	4,159	Coca-Cola Co. (The)	49,659	2,064
Estee Lauder Cos., Inc. (The) Class A	50,360	4,090	Coca-Cola European Partners PLC	10,284	355
Fiat Chrysler Automobiles NV(Æ)	315,185	3,464	Colgate-Palmolive Co.	139,344	8,999
Foot Locker, Inc.	12,402	850	Conagra Brands, Inc.	29,426	1,150
Ford Motor Co.	39,150	484	CVS Health Corp.	115,483	9,101
Gap, Inc. (The)	279,500	6,437	Dean Foods Co.	125,794	2,498
General Motors Co.(Û)	380,011	13,912	Dr Pepper Snapple Group, Inc.	83,575	7,622
Goodyear Tire & Rubber Co. (The)	125,673	4,071	Ingredion, Inc.	25,013	3,206
Hasbro, Inc.	4,398	363	JM Smucker Co. (The)	33,940	4,611
Home Depot, Inc. (The)	191,569	26,356	Kimberly-Clark Corp.	5,290	641
Kohl's Corp.	26,448	1,053	Kraft Heinz Co. (The)	68,172	6,087
Lear Corp.	25,328	3,599	Kroger Co. (The)	610,316	20,726
Lennar Corp. Class A	8,341	372	Mead Johnson Nutrition Co. Class A	219,682	15,479
Lowe's Cos., Inc.	30,271	2,212	Molson Coors Brewing Co. Class B	12,387	1,196
Macy's, Inc.	35,916	1,061	Mondelez International, Inc. Class A	237,553	10,519
Magna International, Inc. Class A	77,940	3,373	Monster Beverage Corp.(Æ)	275,152	11,722
Marriott International, Inc. Class A	10,970	928	Nu Skin Enterprises, Inc. Class A	4,298	223
McDonald's Corp.	16,610	2,036	PepsiCo, Inc.	136,669	14,184
MGM Resorts International	230,429	6,636	Philip Morris International, Inc.	321,014	30,859
Michael Kors Holdings, Ltd.(Æ)	61,137	2,617	Pinnacle Foods, Inc.	96,956	5,157
Netflix, Inc.(Æ)	14,772	2,079	Procter & Gamble Co. (The)	39,910	3,496
News Corp. Class A	258,800	3,181	Sanderson Farms, Inc.	5,560	506
Nike, Inc. Class B	26,258	1,389	Sysco Corp.	153,957	8,077
Nordstrom, Inc.	28,399	1,256	United Natural Foods, Inc.(Æ)	23,500	1,074
Norwegian Cruise Line Holdings, Ltd.(Æ)	51,677	2,429	US Foods Holding Corp.(Æ)	5,600	152
NVR, Inc.(Æ)	2,983	5,542	Walgreens Boots Alliance, Inc.	5,284	433
Office Depot, Inc.	163,447	727			193,932
O'Reilly Automotive, Inc.(Æ)	53,543	14,043
Panera Bread Co. Class A(Æ)	16,650	3,481	Energy - 6.5%
Priceline Group, Inc. (The)(Æ)	842	1,326	Anadarko Petroleum Corp.	92,714	6,446
PulteGroup, Inc.	45,754	984	Antero Resources Corp.(Æ)	33,500	818
Regal Entertainment Group Class A	3,463	78	Apache Corp.	90,124	5,391
Ross Stores, Inc.	62,242	4,115	Baker Hughes, Inc.	11,477	724

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 21

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
BP PLC - ADR	566,798	20,393	CBL & Associates Properties, Inc.(ö)	198,090	2,149
Canadian Natural Resources, Ltd.	290,274	8,775	CBOE Holdings, Inc.	44,928	3,577
Chevron Corp.	114,091	12,704	Charles Schwab Corp. (The)	22,849	942
ConocoPhillips	241,790	11,790	Chubb, Ltd.	6,077	799
CONSOL Energy, Inc.	125,177	2,121	Citigroup, Inc.	443,977	24,787
Devon Energy Corp.	246,274	11,215	Citizens Financial Group, Inc.	102,634	3,712
Dril-Quip, Inc.(Æ)	620	39	Comerica, Inc.	21,100	1,425
Ensco PLC Class A	142,485	1,556	Crown Castle International Corp. (ö)	21,878	1,922
EOG Resources, Inc.	18,688	1,898	DuPont Fabros Technology, Inc. (ö)	29,705	1,410
Exxon Mobil Corp.	370,665	31,095	East West Bancorp, Inc.	2,439	125
First Solar, Inc.(Æ)	5,871	183	Ecolab, Inc.	66,026	7,932
Frank's International NV	2,426	29	Equifax, Inc.	469	55
Halliburton Co.	15,420	872	Equity Commonwealth (Æ)(ö)	24,220	747
Helmerich & Payne, Inc.	12,837	914	Equity LifeStyle Properties, Inc. Class A(ö)	4,395	325
Hess Corp.	6,029	327	Equity Residential (ö)	112,353	6,828
Kinder Morgan, Inc.	30,011	671	Everest Re Group, Ltd.	3,588	789
Marathon Petroleum Corp.	41,414	1,990	First American Financial Corp.	6,277	236
Nabors Industries, Ltd.	116,538	1,894	First Republic Bank	604	57
National Oilwell Varco, Inc.	11,584	438	Forest City Realty Trust, Inc. Class A(ö)	35,155	796
Noble Energy, Inc.	25,679	1,021	Goldman Sachs Group, Inc. (The)	35,317	8,099
Occidental Petroleum Corp.	235,906	15,987	Hanover Insurance Group, Inc. (The)	34,352	2,883
Oceaneering International, Inc.	50,953	1,419	Hartford Financial Services Group, Inc.	54,147	2,637
Patterson-UTI Energy, Inc.	85,832	2,407	HCP, Inc. (ö)	51,313	1,556
PBF Energy, Inc. Class A	212,754	4,934	Hospitality Properties Trust (ö)	45,797	1,426
Phillips 66	144,463	11,791	Intercontinental Exchange, Inc.	156,660	9,143
Pioneer Natural Resources Co.	40,567	7,311	Jones Lang LaSalle, Inc.	12,737	1,312
QEP Resources, Inc.(Æ)	32,100	560	JPMorgan Chase & Co.(Û)	535,152	45,290
Rice Energy, Inc.(Æ)	22,000	436	KeyCorp	442,015	7,943
Rowan Cos. PLC Class A(Æ)	155,548	2,787	KKR & Co., LP	473,309	8,217
Schlumberger, Ltd.	121,375	10,160	LaSalle Hotel Properties (ö)	38,106	1,150
Southwestern Energy Co.(Æ)	140,560	1,266	Liberty Property Trust (ö)	612	23
Spectra Energy Corp.	30,512	1,271	Lincoln National Corp.	6,551	442
TechnipFMC PLC(Æ)	2,273	76	Loews Corp.	325,200	15,148
Tesoro Corp.	41,851	3,384	Mack-Cali Realty Corp. (ö)	92,778	2,600
Valero Energy Corp.(Û)	84,218	5,538	Markel Corp.(Æ)	358	331
World Fuel Services Corp.	7,715	343	Marsh & McLennan Cos., Inc.	55,895	3,802
		192,974	Mastercard, Inc. Class A	350,425	37,261
			MetLife, Inc.	267,901	14,576
Financial Services - 19.7%			MFA Financial, Inc. (ö)	1,966	15
Affiliated Managers Group, Inc.	76,155	11,603	Mid-America Apartment Communities, Inc.
Aflac, Inc.	5,354	375	(ö)	2,105	200
AGNC Investment Corp.	33,625	628	Morgan Stanley	142,629	6,060
Allied World Assurance Co. Holdings AG	4,989	265	New York Community Bancorp, Inc.	15,448	235
Allstate Corp. (The)	156,495	11,770	Old Republic International Corp.	591	12
American Express Co.	233,000	17,797	OneMain Holdings, Inc.(Æ)	25,896	580
American Financial Group, Inc.	1,794	155	Piedmont Office Realty Trust, Inc. Class A(ö)	82,940	1,801
American International Group, Inc.	89,018	5,720	PNC Financial Services Group, Inc. (The)	147,680	17,790
Ameriprise Financial, Inc.	82,400	9,251	Popular, Inc.	130,581	5,802
Annaly Capital Management, Inc. (ö)	61,996	634	Principal Financial Group, Inc.	7,089	405
Arch Capital Group, Ltd.(Æ)	51,666	4,565	ProAssurance Corp.	4,210	229
Arthur J Gallagher & Co.	615	33	Progressive Corp. (The)	11,654	436
Aspen Insurance Holdings, Ltd.	84,116	4,744	Prudential Financial, Inc.	38,515	4,048
Assured Guaranty, Ltd.(Û)	96,254	3,745	Realty Income Corp. (ö)	37,124	2,214
Axis Capital Holdings, Ltd.	31,736	2,031	Regions Financial Corp.	631,827	9,105
Bank of America Corp.(Û)	2,723,050	61,650	Reinsurance Group of America, Inc. Class A	63,513	7,969
Bank of New York Mellon Corp. (The)	75,795	3,390	RenaissanceRe Holdings, Ltd.	176	24
BB&T Corp.	123,600	5,709	Santander Consumer USA Holdings, Inc.(Æ)	272,563	3,603
Berkshire Hathaway, Inc. Class B(Æ)	119,738	19,654	Simon Property Group, Inc. (ö)	53,339	9,802
BlackRock, Inc. Class A	2,136	799	Starwood Property Trust, Inc. (ö)	29,345	653
Blackstone Group, LP (The)	210,837	6,458	State Street Corp.	291,800	22,235

See accompanying notes which are an integral part of this quarterly report.

22 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SunTrust Banks, Inc.	141,418	8,035	Mylan NV(Æ)	245,927	9,357
Synchrony Financial	99,132	3,551	Pfizer, Inc.	863,026	27,384
Tanger Factory Outlet Centers, Inc. (ö)	325	11	Premier, Inc. Class A(Æ)	1,505	48
Taubman Centers, Inc. (ö)	22,969	1,627	Quest Diagnostics, Inc.	7,911	727
Torchmark Corp.	4,582	337	Stryker Corp.	75,075	9,274
TransUnion(Æ)	601	19	Teleflex, Inc.	278	47
Travelers Cos., Inc. (The)	68,528	8,071	Thermo Fisher Scientific, Inc.	48,049	7,322
Two Harbors Investment Corp. (ö)	220,765	1,936	United Therapeutics Corp.(Æ)	23,196	3,795
US Bancorp	175,793	9,255	UnitedHealth Group, Inc.	168,309	27,283
Visa, Inc. Class A	22,689	1,877	VCA, Inc.(Æ)	929	84
Voya Financial, Inc.(Û)	190,371	7,657	Vertex Pharmaceuticals, Inc.(Æ)	5,200	446
Wells Fargo & Co.	831,575	46,843	VWR Corp.(Æ)	2,735	71
Western Alliance Bancorp(Æ)	2,694	133	WellCare Health Plans, Inc.(Æ)	6,420	934
White Mountains Insurance Group, Ltd.	274	249	Zimmer Biomet Holdings, Inc.	3,284	389
WP Glimcher, Inc.(ö)	74,273	717	Zoetis, Inc. Class A	355,332	19,522
WR Berkley Corp.	6,855	461			361,859
XL Group, Ltd.	290,210	10,903
		588,328	Materials and Processing - 3.3%
			Acuity Brands, Inc.	5,457	1,131
Health Care - 12.1%			AdvanSix, Inc.(Æ)	127	3
Abbott Laboratories	34,756	1,452	Air Products & Chemicals, Inc.	3,504	490
AbbVie, Inc.	59,282	3,623	Albemarle Corp.	6,339	587
Aetna, Inc.	49,843	5,912	Alcoa Corp.	1,518	55
Agilent Technologies, Inc.	93,457	4,576	AptarGroup, Inc.	62,319	4,547
Akorn, Inc.(Æ)	69,274	1,323	Cabot Corp.	56,301	3,117
Allergan PLC(Æ)	999	219	Celanese Corp. Class A	81,200	6,853
AmerisourceBergen Corp. Class A	3,065	267	Crown Holdings, Inc.(Æ)	37,365	2,024
Amgen, Inc.(Û)	33,086	5,184	Domtar Corp.	7,363	322
Anthem, Inc.	89,939	13,863	Dow Chemical Co. (The)	120,534	7,188
Baxter International, Inc.	205,296	9,836	Eastman Chemical Co.	35,545	2,755
Becton Dickinson and Co.	4,575	811	EI du Pont de Nemours & Co.	195,312	14,746
Biogen, Inc.(Æ)(Û)	75,347	20,889	Huntsman Corp.	34,267	699
Bio-Rad Laboratories, Inc. Class A(Æ)	3,910	743	International Flavors & Fragrances, Inc.	36,692	4,301
Bristol-Myers Squibb Co.	386,247	18,988	International Paper Co.	113,500	6,424
Bruker Corp.	2,874	68	Louisiana-Pacific Corp.(Æ)	105,744	2,023
Cardinal Health, Inc.	70,931	5,317	LyondellBasell Industries NV Class A	64,192	5,987
Celgene Corp.(Æ)	15,451	1,795	Masco Corp.	8,081	266
Centene Corp.(Æ)	16,600	1,050	Monsanto Co.	287	31
Cerner Corp.(Æ)	220,521	11,844	Newmont Mining Corp.	8,687	315
Charles River Laboratories International,			Owens Corning	61,802	3,415
Inc.(Æ)	4,232	342	Packaging Corp. of America	14,954	1,379
Cigna Corp.	6,091	891	PPG Industries, Inc.	103,686	10,370
CR Bard, Inc.	12,177	2,890	Praxair, Inc.	7,010	830
DaVita HealthCare Partners, Inc.(Æ)	176	11	Reliance Steel & Aluminum Co.	45,528	3,626
Eli Lilly & Co.	108,213	8,336	Rio Tinto PLC - ADR	97,600	4,372
Envision Healthcare Corp.(Æ)	96,748	6,579	Sherwin-Williams Co. (The)	23,290	7,076
Express Scripts Holding Co.(Æ)	103,653	7,140	Silgan Holdings, Inc.	11,543	675
Gilead Sciences, Inc.(Û)	139,987	10,142	Sonoco Products Co.	579	32
HCA Holdings, Inc.(Æ)	2,946	236	Tahoe Resources, Inc.	3,155	29
Henry Schein, Inc.(Æ)	324	52	Teck Resources, Ltd. Class B	14,603	358
Horizon Pharma PLC(Æ)	140,496	2,300	Trinseo SA	52,928	3,427
Humana, Inc.	3,701	735	Westlake Chemical Corp.	1,941	120
Jazz Pharmaceuticals PLC(Æ)	12,736	1,553	WestRock Co.	6,634	354
Johnson & Johnson	362,270	41,027			99,927
Laboratory Corp. of America Holdings(Æ)	5,760	773
LifePoint Health, Inc.(Æ)	37,400	2,220	Producer Durables - 13.0%
Mallinckrodt PLC(Æ)	65,171	3,176	3M Co.	4,002	700
McKesson Corp.	7,437	1,035	Accenture PLC Class A	175,155	19,945
Medtronic PLC	395,240	30,046	Adient PLC(Æ)	102,294	6,495
Merck & Co., Inc.	450,589	27,932	AECOM(Æ)	233,894	8,638

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 23

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
AerCap Holdings NV(Æ)	129,829	5,748	Wabtec Corp.	30,281	2,624
AGCO Corp.	36,200	2,273	Waste Management, Inc.	4,823	335
American Airlines Group, Inc.	134,997	5,974	Waters Corp.(Æ)	2,441	346
AO Smith Corp.	76,568	3,733	WESCO International, Inc.(Æ)	26,400	1,866
Avery Dennison Corp.	1,487	109	Xerox Corp.	349,536	2,422
B/E Aerospace, Inc.	41,619	2,558	Xylem, Inc.	93,407	4,606
Babcock & Wilcox Co. (The)(Æ)	78,740	3,267			387,247
Boeing Co. (The)	9,538	1,559
Caterpillar, Inc.	19,576	1,873	Technology - 17.1%
CH Robinson Worldwide, Inc.	19,798	1,506	Activision Blizzard, Inc.	2,273	91
Chicago Bridge & Iron Co.	58,073	1,929	Adobe Systems, Inc.(Æ)	153,388	17,391
Cintas Corp.	37,400	4,343	Akamai Technologies, Inc.(Æ)	156	11
CSX Corp.	10,382	482	Alphabet, Inc. Class A(Æ)	35,606	29,204
Danaher Corp.	156,350	13,121	Alphabet, Inc. Class C(Æ)	63,990	50,987
Deere & Co.	21,700	2,323	Amkor Technology, Inc.(Æ)	63,307	596
Delta Air Lines, Inc.	217,683	10,283	Analog Devices, Inc.	5,975	448
Eaton Corp. PLC	42,956	3,040	Apple, Inc.(Û)	307,858	37,359
EMCOR Group, Inc.	7,468	520	Applied Materials, Inc.(Û)	186,371	6,383
Euronav NV	81,415	639	Arrow Electronics, Inc.(Æ)	17,472	1,285
FedEx Corp.	73,015	13,808	ASML Holding NV Class G	54,207	6,581
Flir Systems, Inc.	11,941	422	Aspen Technology, Inc.(Æ)	62,149	3,301
Fluor Corp.	19,500	1,082	Avnet, Inc.	108,110	5,021
Fortive Corp.	183,733	10,162	Broadcom, Ltd.	39,207	7,822
General Electric Co.	66,864	1,986	CA, Inc.	54,283	1,697
Hawaiian Holdings, Inc.(Æ)	48,528	2,472	Cadence Design Systems, Inc.(Æ)	240,470	6,259
Honeywell International, Inc.	94,024	11,125	Cisco Systems, Inc.	580,324	17,828
Huntington Ingalls Industries, Inc.	36,864	7,150	Citrix Systems, Inc.(Æ)	39,440	3,596
IDEX Corp.	436	39	Computer Sciences Corp.	106,081	6,598
Itron, Inc.(Æ)	4,037	249	Conduent, Inc.(Æ)	61,800	924
Jacobs Engineering Group, Inc.	21,100	1,235	Corning, Inc.	57,909	1,534
JB Hunt Transport Services, Inc.	36,100	3,577	Cree, Inc.(Æ)	15,910	439
Johnson Controls International PLC	249,769	10,985	Electronic Arts, Inc.(Æ)	7,302	609
L3 Technologies, Inc.	19,600	3,110	F5 Networks, Inc.(Æ)	18,480	2,477
Lamb Weston Holdings, Inc.	25,876	967	Facebook, Inc. Class A(Æ)	262,111	34,158
Landstar System, Inc.	46,600	3,942	FireEye, Inc.(Æ)	19,600	266
ManpowerGroup, Inc.	24,640	2,352	Flextronics International, Ltd.(Æ)	14,811	232
National Instruments Corp.	12,023	378	Gartner, Inc.(Æ)	45,700	4,541
Navistar International Corp.(Æ)	9,900	270	Gigamon, Inc.(Æ)	535	18
Norfolk Southern Corp.	103,212	12,123	Harris Corp.	65,597	6,737
Northrop Grumman Corp.	46,158	10,574	Hewlett Packard Enterprise Co.	70,637	1,602
Parker-Hannifin Corp.	586	86	HP, Inc.	255,846	3,850
Quanta Services, Inc.(Æ)(Û)	96,302	3,456	IAC/InterActiveCorp(Æ)	38,370	2,640
Raytheon Co.	78,185	11,271	Intel Corp.	609,722	22,450
Republic Services, Inc. Class A	2,561	147	International Business Machines Corp.	85,030	14,839
Rockwell Automation, Inc.	65,573	9,704	Intuit, Inc.	30,031	3,561
SBA Communications Corp. (Æ)(ö)	104,493	10,999	IPG Photonics Corp.(Æ)	23,202	2,668
Snap-on, Inc.	40,036	7,268	Jabil Circuit, Inc.	14,110	338
Southwest Airlines Co.	414,153	21,664	Juniper Networks, Inc.	103,400	2,769
Spirit AeroSystems Holdings, Inc. Class A	63,604	3,819	Lam Research Corp.	18,129	2,082
Spirit Airlines, Inc.(Æ)	29,779	1,609	Liberty Interactive Corp.(Æ)	3,700	161
Stanley Black & Decker, Inc.	106,200	13,169	Linear Technology Corp.	6,285	397
Terex Corp.	57,199	1,819	Manhattan Associates, Inc.(Æ)	39,661	2,033
Textron, Inc.	26,100	1,236	Marvell Technology Group, Ltd.	27,832	414
Toro Co. (The)	592	35	Micron Technology, Inc.(Æ)	345,886	8,339
TransDigm Group, Inc.	50,187	10,860	Microsoft Corp.(Û)	863,231	55,808
Union Pacific Corp.	399,927	42,624	MicroStrategy, Inc. Class A(Æ)	8,369	1,685
United Continental Holdings, Inc.(Æ)(Û)	53,339	3,759	NCR Corp.(Æ)	73,288	3,153
United Parcel Service, Inc. Class B	87,370	9,535	NetApp, Inc.	52,900	2,027
United Technologies Corp.	106,700	11,702	NVIDIA Corp.	12,791	1,396
Verisk Analytics, Inc. Class A(Æ)	135,767	11,220	ON Semiconductor Corp.(Æ)	88,728	1,182

See accompanying notes which are an integral part of this quarterly report.

24 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Oracle Corp.	840,779	33,724
QUALCOMM, Inc.	435,200	23,253	Short-Term Investments - 6.3%
Red Hat, Inc.(Æ)	190,888	14,485	U.S. Cash Management Fund	178,833,867 (8)	178,870
Seagate Technology PLC	10,234	462	United States Treasury Bills
Splunk, Inc.(Æ)	6,000	347	0.010% due 02/23/17	4,800	4,799
Synaptics, Inc.(Æ)	18,300	1,032	Zero coupon due 05/11/17	3,400	3,395
Synopsys, Inc.(Æ)	129,231	8,127	Total Short-Term Investments
Take-Two Interactive Software, Inc.(Æ)	64,855	3,479	(cost $187,056)		187,064
Tech Data Corp.(Æ)	500	43
Teradata Corp.(Æ)	12,222	359
Teradyne, Inc.	183,868	5,218	Total Investments 101.5%
Texas Instruments, Inc.	270,128	20,405	(identified cost $2,609,595)		3,030,656
Twitter, Inc.(Æ)	29,200	514	Securities Sold Short - (1.3)%
VeriSign, Inc.(Æ)	42,073	3,375	Consumer Discretionary - (0.2)%
Viavi Solutions, Inc.(Æ)	131,912	1,181	CarMax, Inc.(Æ)	(21,718)	(1,449)
Vishay Intertechnology, Inc.	149,986	2,490	Coty, Inc. Class A	(59,345)	(1,139)
Western Digital Corp.	9,780	780	Fitbit, Inc. Class A(Æ)	(82,865)	(498)
Xilinx, Inc.	5,303	309	Mobileye NV(Æ)	(29,261)	(1,257)
Yandex NV Class A(Æ)	23,448	543	Pandora Media, Inc.(Æ)	(26,965)	(351)
Zynga, Inc. Class A(Æ)	818,240	2,062	Tesla Motors, Inc.(Æ)	(5,465)	(1,377)
		509,975	Under Armour, Inc. Class A(Æ)	(33,562)	(721)
					(6,792)
Utilities - 5.1%			Consumer Staples – (0.0)%
AES Corp.	278,938	3,191	Snyders-Lance, Inc.	(32,505)	(1,248)
Ameren Corp.	3,575	188
American Electric Power Co., Inc.	89,327	5,722	Energy - (0.1)%
American Water Works Co., Inc.	57,839	4,248	First Solar, Inc.(Æ)	(35,529)	(1,108)
AT&T, Inc.	981,925	41,398	Frank's International NV	(54,625)	(647)
Calpine Corp.(Æ)	198,548	2,343	SunPower Corp. Class A(Æ)	(56,842)	(377)
CenterPoint Energy, Inc.	3,917	103	Weatherford International PLC(Æ)	(89,811)	(468)
China Mobile, Ltd. - ADR	69,540	3,964			(2,600)
CMS Energy Corp.	1,040	44	Financial Services - (0.3)%
Consolidated Edison, Inc.	31,386	2,334	Bank of the Ozarks, Inc.	(23,623)	(1,296)
Dominion Resources, Inc.	3,009	229	CyrusOne, Inc.(ö)	(21,231)	(1,022)
DTE Energy Co.	54,823	5,408	First Financial Bankshares, Inc.	(33,148)	(1,414)
Duke Energy Corp.	105,000	8,247	Iron Mountain, Inc. (ö)	(6,198)	(222)
Edison International	11,160	813	LendingClub Corp.(Æ)	(26,767)	(165)
Entergy Corp.	229,533	16,444	New York Community Bancorp, Inc.	(79,113)	(1,202)
Eversource Energy	63,900	3,535	Pinnacle Financial Partners, Inc.	(6,489)	(434)
Fortis, Inc.	428	14
Great Plains Energy, Inc.	452	12	Realty Income Corp. (ö)	(19,821)	(1,182)
Hawaiian Electric Industries, Inc.	43,546	1,458	United Bankshares, Inc.	(27,581)	(1,236)
j2 Global, Inc.	6,405	537			(8,173)
MDU Resources Group, Inc.	3,174	93	Health Care - (0.2)%
NextEra Energy, Inc.	66,262	8,198	Acadia Healthcare Co., Inc.(Æ)	(28,530)	(1,095)
NiSource, Inc.	93,299	2,087	Alnylam Pharmaceuticals, Inc.(Æ)	(30,962)	(1,238)
ONE Gas, Inc.	5,151	333	DexCom, Inc.(Æ)	(17,404)	(1,377)
PG&E Corp.	5,498	340	Juno Therapeutics, Inc.(Æ)	(7,086)	(151)
Pinnacle West Capital Corp.	27,319	2,121	OPKO Health, Inc.(Æ)	(120,641)	(1,048)
PPL Corp.	125,610	4,376	Sarepta Therapeutics, Inc.(Æ)	(13,636)	(424)
Southern Co. (The)	47,591	2,352			(5,333)
Telephone & Data Systems, Inc.	8,479	260	Producer Durables - (0.1)%
T-Mobile US, Inc.(Æ)	107,749	6,709	IHS Markit, Ltd.(Æ)	(31,633)	(1,248)
Verizon Communications, Inc.	529,129	25,933	National Instruments Corp.	(15,662)	(492)
Westar Energy, Inc. Class A	579	32	Square, Inc. Class A(Æ)	(88,090)	(1,288)
Xcel Energy, Inc.	2,093	86			(3,028)
		153,152	Technology - (0.4)%
			Advanced Micro Devices, Inc.(Æ)	(133,360)	(1,383)
Total Common Stocks			Arista Networks, Inc.(Æ)	(14,105)	(1,326)
(cost $2,422,539)		2,843,592	Atlassian Corp. PLC Class A(Æ)	(43,598)	(1,204)

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 25

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal	Fair
	Amount ($) or	Value
	Shares	$
Cavium, Inc.(Æ)	(22,620)	(1,498)
FireEye, Inc.(Æ)	(19,679)	(267)
MACOM Technology Solutions Holdings,
Inc.(Æ)	(20,752)	(987)
Palo Alto Networks, Inc.(Æ)	(8,525)	(1,258)
Pure Storage, Inc. Class A(Æ)	(80,058)	(910)
Shopify, Inc. Class A(Æ)	(5,989)	(304)
Twilio, Inc. Class A(Æ)	(38,422)	(1,108)
Twitter, Inc.(Æ)	(31,360)	(552)
Universal Display Corp.	(16,934)	(1,118)
Zendesk, Inc.(Æ)	(23,399)	(560)
		(12,475)

Total Securities Sold Short
(proceeds $38,777)		(39,649)

Other Assets and Liabilities, Net
- (0.2%)		(5,319)
Net Assets - 100.0%		2,985,688

See accompanying notes which are an integral part of this quarterly report.

26 Russell U.S. Strategic Equity Fund

Russell Investment Company
Russell U.S. Strategic Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	1,337	USD	152,050	03/17	1,229
S&P Consumer Discretionary Select Sector Index Futures	170	USD	14,532	03/17	397
S&P Consumer Staples Select Sector Index Futures	278	USD	14,642	03/17	288
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,914

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$356,198	$—	$—	$—	$356,198
Consumer Staples	193,932	—	—	—	193,932
Energy	192,974	—	—	—	192,974
Financial Services	588,328	—	—	—	588,328
Health Care	361,859	—	—	—	361,859
Materials and Processing	99,927	—	—	—	99,927
Producer Durables	387,247	—	—	—	387,247
Technology	509,975	—	—	—	509,975
Utilities	153,152	—	—	—	153,152
Short-Term Investments	—	8,194	—	178,870	187,064
Total Investments	2,843,592	8,194	—	178,870	3,030,656
Securities Sold Short**	(39,649)	—	—	—	(39,649)

Other Financial Instruments
Assets
Futures Contracts	1,914	—	—	—	1,914

Total Other Financial Instruments*	$1,914	$—	$—	$—	$1,914

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Strategic Equity Fund 27

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.9%			General Mills, Inc.	1,252	78
Consumer Discretionary - 11.1%			Hormel Foods Corp.	1,029	37
Amazon.com, Inc.(Æ)	6,940	5,714	JM Smucker Co. (The)	1,470	200
AMC Networks, Inc. Class A(Æ)	1,300	75	Kellogg Co.	1,046	76
AutoZone, Inc.(Æ)	1,170	848	Kimberly-Clark Corp.	400	48
Avon Products, Inc.(Æ)	9,300	55	Kraft Heinz Co. (The)	3,179	284
Brinker International, Inc.	1,900	85	Kroger Co. (The)	66,049	2,243
Chipotle Mexican Grill, Inc. Class A(Æ)	5,273	2,222	Mead Johnson Nutrition Co. Class A	17,246	1,215
Coach, Inc.	21,371	798	Mondelez International, Inc. Class A	48,674	2,155
Comcast Corp. Class A	63,482	4,787	Monster Beverage Corp.(Æ)	21,759	927
Costco Wholesale Corp.	1,880	308	PepsiCo, Inc.	30,546	3,171
Coty, Inc. Class A	3,573	69	Philip Morris International, Inc.	21,880	2,103
Dana Holding Corp.	51,200	1,031	Procter & Gamble Co. (The)	31,909	2,795
Dollar General Corp.	1,588	117	Reynolds American, Inc.	3,825	230
Domino's Pizza, Inc.	2,650	463	Sanderson Farms, Inc.	300	27
eBay, Inc.(Æ)	13,100	417	Sysco Corp.	7,513	394
Estee Lauder Cos., Inc. (The) Class A	6,109	496	United Natural Foods, Inc.(Æ)	1,500	69
Ford Motor Co.	74,994	927	Walgreens Boots Alliance, Inc.	3,500	287
General Motors Co.	30,069	1,101	Whole Foods Market, Inc.	40,454	1,223
Home Depot, Inc. (The)	19,306	2,656			24,480
JC Penney Co., Inc.(Æ)	159,400	1,060
Kohl's Corp.	4,100	163	Energy - 7.9%
Lennar Corp. Class A	32,000	1,429	Anadarko Petroleum Corp.	800	56
Lowe's Cos., Inc.	20,016	1,463	Antero Resources Corp.(Æ)	12,500	305
Macy's, Inc.	38,828	1,147	Baker Hughes, Inc.	27,700	1,747
McDonald's Corp.	2,652	325	Chevron Corp.	49,002	5,456
Michaels Cos., Inc. (The)(Æ)	1,500	30	Core Laboratories NV	11,686	1,365
News Corp. Class A	8,100	100	Energen Corp.(Æ)	1,800	97
Nike, Inc. Class B	36,666	1,940	EOG Resources, Inc.	23,951	2,433
NVR, Inc.(Æ)	149	277	Exxon Mobil Corp.	86,859	7,287
Office Depot, Inc.	4,700	21	Halliburton Co.	12,200	690
O'Reilly Automotive, Inc.(Æ)	4,045	1,061	Nabors Industries, Ltd.	45,714	743
Priceline Group, Inc. (The)(Æ)	971	1,529	Newfield Exploration Co.(Æ)	20,800	834
PVH Corp.	1,900	178	Noble Energy, Inc.	9,500	378
Ralph Lauren Corp. Class A	2,800	248	Occidental Petroleum Corp.	18,986	1,287
Scholastic Corp.	500	23	Phillips 66	1,508	123
Staples, Inc.	13,700	126	Pioneer Natural Resources Co.	2,920	526
Starbucks Corp.	68,102	3,760	Royal Dutch Shell PLC Class B - ADR	33,291	1,913
Target Corp.	3,370	217	Schlumberger, Ltd.	46,057	3,855
Time Warner, Inc.	1,049	102	Valero Energy Corp.	940	62
TJX Cos., Inc.	5,210	390	World Fuel Services Corp.	2,400	107
Tribune Media Co. Class A	2,400	69			29,264
Twenty-First Century Fox, Inc. Class A	1,537	48
Twenty-First Century Fox, Inc. Class B	825	26	Financial Services - 21.5%
VF Corp.	456	23	Affiliated Managers Group, Inc.	5,753	877
Visteon Corp.(Æ)	3,200	287	Aflac, Inc.	1,518	106
Wal-Mart Stores, Inc.	24,014	1,603	Alliance Data Systems Corp.	5,382	1,229
Walt Disney Co. (The)	9,229	1,021	Allstate Corp. (The)	33,346	2,508
		40,835	American Express Co.	2,467	188
			American International Group, Inc.	18,064	1,161
Consumer Staples - 6.6%			American Tower Corp.(ö)	887	92
Altria Group, Inc.	1,894	135	Aon PLC	10,158	1,145
Archer-Daniels-Midland Co.	23,526	1,041	Aspen Insurance Holdings, Ltd.	3,700	209
Casey's General Stores, Inc.	630	72	Assurant, Inc.	3,000	291
Coca-Cola Co. (The)	5,020	209	AvalonBay Communities, Inc.(ö)	579	100
Colgate-Palmolive Co.	20,756	1,341	Bank of America Corp.	4,900	111
Conagra Brands, Inc.	46,257	1,808	Bank of New York Mellon Corp. (The)	22,371	1,001
Constellation Brands, Inc. Class A	228	34	BB&T Corp.	4,052	187
CVS Health Corp.	19,070	1,503	Berkshire Hathaway, Inc. Class B(Æ)	8,105	1,330
Dr Pepper Snapple Group, Inc.	8,500	775	BlackRock, Inc. Class A	7,017	2,625

See accompanying notes which are an integral part of this quarterly report.

28 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Capital One Financial Corp.	19,965	1,745	Baxter International, Inc.	14,808	710
CBOE Holdings, Inc.	3,000	239	Becton Dickinson and Co.	278	49
Chubb, Ltd.	15,346	2,018	Biogen, Inc.(Æ)	5,379	1,492
Citigroup, Inc.	86,143	4,809	Bristol-Myers Squibb Co.	24,279	1,193
Citizens Financial Group, Inc.	14,700	532	Bruker Corp.	4,000	95
CME Group, Inc. Class A	931	113	Cardinal Health, Inc.	22,833	1,711
Comerica, Inc.	5,700	385	Celgene Corp.(Æ)	6,620	769
Crown Castle International Corp.(ö)	21,740	1,909	Centene Corp.(Æ)	11,400	721
Discover Financial Services	1,764	122	Cerner Corp.(Æ)	42,340	2,274
E*Trade Financial Corp.(Æ)	9,400	352	Cigna Corp.	20,239	2,960
Ecolab, Inc.	14,268	1,714	CR Bard, Inc.	2,800	665
Equinix, Inc.(ö)	4,446	1,711	Edwards Lifesciences Corp.(Æ)	6,120	589
Equity Residential(ö)	10,284	625	Eli Lilly & Co.	13,670	1,053
Everest Re Group, Ltd.	110	24	Express Scripts Holding Co.(Æ)	14,703	1,013
Federal Realty Investment Trust(ö)	340	48	Gilead Sciences, Inc.	30,740	2,227
First Data Corp. Class A(Æ)	16,600	255	Humana, Inc.	197	39
FleetCor Technologies, Inc.(Æ)	11,297	1,666	IDEXX Laboratories, Inc.(Æ)	2,350	287
Franklin Resources, Inc.	807	32	Intuitive Surgical, Inc.(Æ)	721	499
GGP, Inc.(Æ)	866	22	Johnson & Johnson	40,258	4,558
Goldman Sachs Group, Inc. (The)	1,476	338	LifePoint Health, Inc.(Æ)	2,300	137
Hanover Insurance Group, Inc. (The)	2,200	185	Mallinckrodt PLC(Æ)	3,400	166
Hartford Financial Services Group, Inc.	42,500	2,070	McKesson Corp.	4,332	603
Intercontinental Exchange, Inc.	37,805	2,207	Medtronic PLC	8,284	629
Jones Lang LaSalle, Inc.	9,130	940	Merck & Co., Inc.	32,043	1,986
JPMorgan Chase & Co.	74,929	6,342	Novo Nordisk A/S - ADR	35,857	1,297
Marsh & McLennan Cos., Inc.	1,788	122	Pfizer, Inc.	79,384	2,520
Mastercard, Inc. Class A	30,886	3,284	Regeneron Pharmaceuticals, Inc.(Æ)	3,422	1,229
MetLife, Inc.	50,628	2,755	Stryker Corp.	3,653	451
Morgan Stanley	1,279	54	Thermo Fisher Scientific, Inc.	522	80
Northern Trust Corp.	7,300	606	UnitedHealth Group, Inc.	34,026	5,516
PNC Financial Services Group, Inc. (The)	11,973	1,442	Vertex Pharmaceuticals, Inc.(Æ)	5,468	470
Popular, Inc.	1,900	84	WellCare Health Plans, Inc.(Æ)	1,490	217
Progressive Corp. (The)	35,417	1,326	Zimmer Biomet Holdings, Inc.	224	27
Prologis, Inc.(ö)	693	34	Zoetis, Inc. Class A	27,259	1,497
Prudential Financial, Inc.	9,010	947			45,520
Public Storage(ö)	8,141	1,750
Reinsurance Group of America, Inc. Class A	2,300	289	Materials and Processing - 2.5%
Simon Property Group, Inc.(ö)	6,384	1,173	Acuity Brands, Inc.	250	52
State Street Corp.	27,699	2,110	Air Products & Chemicals, Inc.	254	35
SunTrust Banks, Inc.	14,400	818	AptarGroup, Inc.	2,100	153
Synchrony Financial	50,139	1,796	Crown Holdings, Inc.(Æ)	9,600	520
Travelers Cos., Inc. (The)	9,063	1,068	Dow Chemical Co. (The)	37,060	2,210
US Bancorp	64,235	3,382	EI du Pont de Nemours & Co.	1,510	114
Visa, Inc. Class A	36,524	3,020	Freeport-McMoRan, Inc.(Æ)	48,700	811
Voya Financial, Inc.	27,800	1,118	International Flavors & Fragrances, Inc.	426	50
Wells Fargo & Co.	102,740	5,788	Lennox International, Inc.	800	125
Welltower, Inc.(ö)	465	31	LyondellBasell Industries NV Class A	1,098	102
Willis Towers Watson PLC	9,154	1,145	Monsanto Co.	573	62
XL Group, Ltd.	7,600	286	PPG Industries, Inc.	21,668	2,168
Zions Bancorporation	37,300	1,574	Praxair, Inc.	4,215	499
		79,565	Sealed Air Corp.	18,000	873
			Sherwin-Williams Co. (The)	2,620	796
Health Care - 12.3%			Silgan Holdings, Inc.	2,530	148
Abbott Laboratories	2,229	93	WestRock Co.	9,800	523
AbbVie, Inc.	420	26			9,241
Aetna, Inc.	6,606	783
Agilent Technologies, Inc.	35,085	1,718	Producer Durables - 11.4%
Allergan PLC(Æ)	674	148	3M Co.	809	141
Amgen, Inc.	7,728	1,210	Accenture PLC Class A	10,912	1,242
Anthem, Inc.	11,761	1,813	AGCO Corp.	3,100	195

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 29

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
American Airlines Group, Inc.	827	37	Applied Materials, Inc.	75,902	2,600
AO Smith Corp.	4,700	229	Arrow Electronics, Inc.(Æ)	2,920	215
Automatic Data Processing, Inc.	15,214	1,536	Avnet, Inc.	17,700	822
Babcock & Wilcox Co. (The) Class W(Æ)	15,400	639	Cadence Design Systems, Inc.(Æ)	6,700	174
Boeing Co. (The)	5,607	916	Ciena Corp.(Æ)	4,200	102
Caterpillar, Inc.	1,488	142	Cisco Systems, Inc.	111,377	3,422
CH Robinson Worldwide, Inc.	2,000	152	Cognizant Technology Solutions Corp. Class
CSX Corp.	3,057	142	A(Æ)	802	42
Danaher Corp.	14,269	1,197	Conduent, Inc.(Æ)	14,840	222
Deere & Co.	1,965	211	Corning, Inc.	57,766	1,530
Delta Air Lines, Inc.	4,196	198	Cypress Semiconductor Corp.	90,900	1,073
Eaton Corp. PLC	21,206	1,501	Electronic Arts, Inc.(Æ)	410	34
EMCOR Group, Inc.	4,200	293	F5 Networks, Inc.(Æ)	2,300	308
Emerson Electric Co.	1,952	115	Facebook, Inc. Class A(Æ)	27,232	3,549
FedEx Corp.	14,106	2,668	Finisar Corp.(Æ)	2,000	59
Fluor Corp.	8,100	450	Gartner, Inc.(Æ)	5,100	507
Fortive Corp.	13,628	754	Harris Corp.	4,280	440
General Dynamics Corp.	572	104	Hewlett Packard Enterprise Co.	12,903	292
General Electric Co.	159,056	4,724	HP, Inc.	62,208	936
Honeywell International, Inc.	17,660	2,089	Intel Corp.	98,928	3,643
Illinois Tool Works, Inc.	638	81	International Business Machines Corp.	1,164	203
Itron, Inc.(Æ)	900	56	Juniper Networks, Inc.	29,300	785
Jacobs Engineering Group, Inc.	4,800	281	Manhattan Associates, Inc.(Æ)	3,000	154
Johnson Controls International PLC	56,407	2,481	Micron Technology, Inc.(Æ)	42,200	1,017
Kansas City Southern	12,026	1,033	Microsoft Corp.	125,517	8,114
L3 Technologies, Inc.	3,460	549	NetApp, Inc.	20,600	789
Landstar System, Inc.	2,900	245	Nuance Communications, Inc.(Æ)	12,700	201
Lockheed Martin Corp.	704	177	ON Semiconductor Corp.(Æ)	17,300	230
ManpowerGroup, Inc.	4,600	439	Oracle Corp.	76,665	3,076
Navistar International Corp.(Æ)	600	16	Palo Alto Networks, Inc.(Æ)	620	91
Norfolk Southern Corp.	1,298	153	QUALCOMM, Inc.	14,122	755
Northrop Grumman Corp.	5,032	1,153	Red Hat, Inc.(Æ)	33,442	2,537
PACCAR, Inc.	21,677	1,459	Salesforce.com, Inc.(Æ)	24,214	1,915
Pentair PLC	13,700	803	SAP SE - ADR	14,798	1,354
Quanta Services, Inc.(Æ)	12,900	463	Seagate Technology PLC	8,400	379
Raytheon Co.	2,059	296	Synaptics, Inc.(Æ)	500	28
Robert Half International, Inc.	7,300	344	Synopsys, Inc.(Æ)	5,800	365
Rockwell Automation, Inc.	1,300	192	Tableau Software, Inc. Class A(Æ)	6,200	297
SBA Communications Corp.(Æ)(ö)	7,899	831	TE Connectivity, Ltd.	507	38
Southwest Airlines Co.	1,472	77	Tech Data Corp.(Æ)	900	77
Terex Corp.	34,800	1,107	Teradyne, Inc.	9,400	267
Textron, Inc.	56,100	2,657	Texas Instruments, Inc.	38,412	2,901
TransDigm Group, Inc.	3,792	821	Twitter, Inc.(Æ)	3,900	69
Union Pacific Corp.	19,398	2,067	VeriFone Systems, Inc.(Æ)	24,800	451
United Continental Holdings, Inc.(Æ)	495	35	Viavi Solutions, Inc. Class W(Æ)	13,600	122
United Parcel Service, Inc. Class B	4,698	513	VMware, Inc. Class A(Æ)	200	18
United Technologies Corp.	19,379	2,126	Western Digital Corp.	29,600	2,360
Verisk Analytics, Inc. Class A(Æ)	10,259	848	Zynga, Inc. Class A(Æ)	129,900	327
Waste Management, Inc.	2,747	191			64,793
WESCO International, Inc.(Æ)	4,610	326
Xerox Corp.	74,200	514	Utilities - 5.1%
		42,009	AES Corp.	87,500	1,001
			American Electric Power Co., Inc.	16,247	1,040
Technology - 17.5%			American Water Works Co., Inc.	1,500	110
Activision Blizzard, Inc.	662	27	AT&T, Inc.	100,212	4,226
Adobe Systems, Inc.(Æ)	11,051	1,253	Consolidated Edison, Inc.	1,749	130
Advanced Micro Devices, Inc.(Æ)	15,200	158	Dominion Resources, Inc.	2,963	226
Alphabet, Inc. Class A(Æ)	2,449	2,009	DTE Energy Co.	2,000	197
Alphabet, Inc. Class C(Æ)	7,252	5,778	Duke Energy Corp.	18,720	1,471
Apple, Inc.	55,036	6,678	Edison International	26,833	1,956

See accompanying notes which are an integral part of this quarterly report.

30 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Entergy Corp.	4,000		287
	Eversource Energy	3,500		194
	Exelon Corp.	15,216		546
	FirstEnergy Corp.	8,600		261
	Hawaiian Electric Industries, Inc.	2,360		79
	NextEra Energy, Inc.	14,676		1,815
	NiSource, Inc.	14,800		331
	PG&E Corp.	2,080		129
	Pinnacle West Capital Corp.	4,500		349
	PPL Corp.	9,066		316
	Public Service Enterprise Group, Inc.	1,334		59
	Sempra Energy	892		91
	Southern Co. (The)	9,954		492
	US Cellular Corp.(Æ)	1,500		67
	Verizon Communications, Inc.	66,211		3,244
	Xcel Energy, Inc.	1,482		61
				18,678

	Total Common Stocks
	(cost $298,365)			354,385

	Short-Term Investments - 4.1%
	U.S. Cash Management Fund	15,368,329	(8)	15,371
	Total Short-Term Investments
	(cost $15,370)			15,371

	Total Investments 100.0%
	(identified cost $313,735)			369,756

	Other Assets and Liabilities, Net
-	(0.0%)			(100)
	Net Assets - 100.0%			369,656

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund 31

Russell Investment Company
Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	104	USD	11,827	03/17	110
S&P Consumer Discretionary Select Sector Index Futures	18	USD	1,539	03/17	20
S&P Consumer Staples Select Sector Index Futures	29	USD	1,527	03/17	33
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					163

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$40,835	$—	$—	$—	$40,835
Consumer Staples	24,480	—	—	—	24,480
Energy	29,264	—	—	—	29,264
Financial Services	79,565	—	—	—	79,565
Health Care	45,520	—	—	—	45,520
Materials and Processing	9,241	—	—	—	9,241
Producer Durables	42,009	—	—	—	42,009
Technology	64,793	—	—	—	64,793
Utilities	18,678	—	—	—	18,678
Short-Term Investments	—	—	—	15,371	15,371
Total Investments	354,385	—	—	15,371	369,756

Other Financial Instruments
Assets
Futures Contracts	163	—	—	—	163

Total Other Financial Instruments*	$163	$—	$—	$—	$163

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

32 Russell U.S. Large Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.8%			Staples, Inc.	5,700	52
Consumer Discretionary - 11.0%			Tenneco, Inc.	3,256	220
Aaron's, Inc. Class A	11,600	359	Thor Industries, Inc.	2,513	260
Advance Auto Parts, Inc.	1,835	301	Toll Brothers, Inc.	7,651	240
Aramark	6,441	218	Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	1,083	295
Arconic, Inc.	286	7	Urban Outfitters, Inc.(Æ)	1,800	48
AutoZone, Inc.(Æ)	600	435	Vail Resorts, Inc.	2,372	407
Avon Products, Inc.(Æ)	31,100	183	Viacom, Inc. Class B	1,236	52
Bed Bath & Beyond, Inc.	5,700	230	Visteon Corp.(Æ)	2,000	179
Brinker International, Inc.(Ñ)	4,600	205	Whirlpool Corp.	1,567	274
Brunswick Corp.	1,098	66	Williams-Sonoma, Inc.(Ñ)	9,800	472
Churchill Downs, Inc.	2,195	315	Wyndham Worldwide Corp.	876	69
Cinemark Holdings, Inc.	5,504	234			17,557
ClubCorp Holdings, Inc.	15,573	257
Coach, Inc.	12,300	459	Consumer Staples - 3.7%
Delphi Automotive PLC	496	35	Archer-Daniels-Midland Co.	600	27
DeVry Education Group, Inc.	1,200	40	Blue Buffalo Pet Products, Inc.(Æ)	9,791	237
Dick's Sporting Goods, Inc.	1,922	99	Brown-Forman Corp. Class A - ADR	1,819	85
Dollar Tree, Inc.(Æ)	847	65	Brown-Forman Corp. Class B - ADR	8,014	365
DR Horton, Inc.	8,143	244	Bunge, Ltd.	5,200	360
Expedia, Inc.	4,712	573	Campbell Soup Co.	11,400	709
Foot Locker, Inc.	2,606	179	Casey's General Stores, Inc.	2,140	246
Garmin, Ltd.	5,329	257	Clorox Co. (The)	2,107	253
Gentex Corp.	12,529	262	Conagra Brands, Inc.	5,800	227
Genuine Parts Co.	2,966	287	Dr Pepper Snapple Group, Inc.	4,200	383
Hanesbrands, Inc.	36,700	870	Hershey Co. (The)	5,187	547
Hasbro, Inc.	2,914	240	JM Smucker Co. (The)	2,670	363
Interpublic Group of Cos., Inc. (The)	3,081	72	McCormick & Co., Inc.	2,110	202
Jack in the Box, Inc.	1,600	173	Mead Johnson Nutrition Co. Class A	4,370	308
Lear Corp.	1,443	205	Nu Skin Enterprises, Inc. Class A	3,300	171
Leggett & Platt, Inc.	4,149	198	Pilgrim's Pride Corp.(Ñ)	11,100	212
Lennar Corp. Class A	4,941	221	Pinnacle Foods, Inc.	1,200	64
Liberty Broadband Corp. Class C(Æ)	408	35	Post Holdings, Inc.(Æ)	233	19
Live Nation Entertainment, Inc.(Æ)	8,056	231	Rite Aid Corp.(Æ)	3,517	20
LKQ Corp.(Æ)	20,004	638	Sanderson Farms, Inc.(Ñ)	5,300	482
Marriott International, Inc. Class A	2,800	237	Spectrum Brands Holdings, Inc.(Ñ)	330	44
MGM Resorts International	15,241	439	TreeHouse Foods, Inc.(Æ)	2,000	152
Michael Kors Holdings, Ltd.(Æ)	1,532	66	Tyson Foods, Inc. Class A	3,803	239
Mobileye NV(Æ)	12,612	542	United Natural Foods, Inc.(Æ)	5,423	248
Mohawk Industries, Inc.(Æ)	1,398	302			5,963
Newell Rubbermaid, Inc.	4,523	214
News Corp. Class A	399	5	Energy - 6.5%
Nielsen Holdings PLC	7,100	290	Antero Resources Corp.(Æ)	19,000	464
Norwegian Cruise Line Holdings, Ltd.(Æ)	4,400	207	Baker Hughes, Inc.	7,400	467
NVR, Inc.(Æ)	316	587	Cabot Oil & Gas Corp.	26,100	561
Office Depot, Inc.	14,000	62	Cimarex Energy Co.	1,350	182
Omnicom Group, Inc.	3,448	295	Concho Resources, Inc.(Æ)	1,804	252
O'Reilly Automotive, Inc.(Æ)	477	125	CONSOL Energy, Inc.	9,038	153
Panera Bread Co. Class A(Æ)	1,120	234	Core Laboratories NV	2,550	298
Party City Holdco, Inc.(Æ)(Ñ)	5,021	73	Devon Energy Corp.	13,600	619
Pool Corp.	108	11	Diamond Offshore Drilling, Inc.(Æ)(Ñ)	14,000	229
PVH Corp.	7,175	673	Energen Corp.(Æ)	7,000	377
Ralph Lauren Corp. Class A	9,500	840	Ensco PLC Class A	32,500	355
Ross Stores, Inc.	4,884	323	EQT Corp.	5,700	346
Scholastic Corp.	2,100	96	Gulfport Energy Corp.(Æ)	9,000	188
Scripps Networks Interactive, Inc. Class A	3,492	266	Marathon Petroleum Corp.	16,623	799
Service Corp. International	839	24	Noble Corp. PLC	20,800	140
Signet Jewelers, Ltd.	2,295	178	Noble Energy, Inc.	28,400	1,129
Sirius XM Holdings, Inc.(Ñ)	119,463	564	ONEOK, Inc.	4,906	270
Six Flags Entertainment Corp.	2,392	143	Patterson-UTI Energy, Inc.	17,000	477

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 33

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Pioneer Natural Resources Co.	3,750	676	Equity One, Inc. (ö)	2,189	68
QEP Resources, Inc.(Æ)	15,300	267	Equity Residential	1,400	85
Range Resources Corp.	5,170	167	Essex Property Trust, Inc. (ö)	1,030	231
Rice Energy, Inc.(Æ)	4,300	85	Everest Re Group, Ltd.	3,270	719
RSP Permian, Inc.(Æ)	1,000	43	FactSet Research Systems, Inc.	30	5
Targa Resources Corp.	1,575	91	Fair Isaac Corp.	3,650	450
Tesoro Corp.	4,100	331	Federal Realty Investment Trust(ö)	2,670	375
Weatherford International PLC(Æ)	66,200	345	First American Financial Corp.	1,000	38
Williams Cos., Inc. (The)	24,500	707	First Horizon National Corp.	15,400	308
World Fuel Services Corp.	6,900	307	FNF Group	6,600	233
		10,325	Forest City Realty Trust, Inc. Class A(ö)	3,586	81
			Gaming and Leisure Properties, Inc. (ö)	1,253	40
Financial Services - 24.9%			GGP, Inc.(Æ)	28,147	699
Affiliated Managers Group, Inc.	2,000	305	Hanover Insurance Group, Inc. (The)	7,100	596
Alexandria Real Estate Equities, Inc.(ö)	794	88	Hartford Financial Services Group, Inc.	24,100	1,174
Alliance Data Systems Corp.	1,579	361	HCP, Inc. (ö)	15,689	476
Allstate Corp. (The)	6,100	459	Healthcare Trust of America, Inc. Class A(ö)	2,440	71
Ally Financial, Inc.	14,400	304	Highwoods Properties, Inc. (ö)	1,456	75
American Campus Communities, Inc.(ö)	8,822	429	Hospitality Properties Trust(ö)	2,394	75
American Equity Investment Life Holding			Host Hotels & Resorts, Inc. (ö)	5,767	104
Co.	4,500	106	Iron Mountain, Inc. (ö)	2,643	95
American Homes 4 Rent Class A(ö)	3,370	75	Jones Lang LaSalle, Inc.	2,450	252
Ameriprise Financial, Inc.	2,100	236	KeyCorp	36,400	654
AmTrust Financial Services, Inc.	14,057	371	Kilroy Realty Corp. (ö)	1,116	84
Annaly Capital Management, Inc. (ö)	5,096	52	Kimco Realty Corp. (ö)	3,723	93
Apartment Investment & Management Co.			Lazard, Ltd. Class A	21,000	892
Class A(ö)	6,900	304	Liberty Property Trust(ö)	1,936	74
Apple Hospitality REIT, Inc. (ö)	3,394	68	Life Storage, Inc.(Æ)	7,263	592
Arch Capital Group, Ltd.(Æ)	3,300	292	M&T Bank Corp.	2,020	328
Aspen Insurance Holdings, Ltd.	8,500	479	Macerich Co. (The) (ö)	5,136	353
Assurant, Inc.	3,900	379	Markel Corp.(Æ)	340	314
Assured Guaranty, Ltd.	9,306	362	MarketAxess Holdings, Inc.	1,124	210
AvalonBay Communities, Inc. (ö)	2,718	471	MB Financial, Inc.	15,100	672
Axis Capital Holdings, Ltd.	4,100	262	Medical Properties Trust, Inc.	32,000	408
Bank of Hawaii Corp.	800	69	Mid-America Apartment Communities, Inc.
BankUnited, Inc.	19,300	737	(ö)	2,684	255
Boston Properties, Inc. (ö)	3,388	443	Morningstar, Inc.	900	69
Brixmor Property Group, Inc. (ö)	12,400	299	Nasdaq, Inc.	1,900	134
Brown & Brown, Inc.	5,800	244	National Retail Properties, Inc. (ö)	12,180	531
Camden Property Trust(ö)	4,996	417	Northern Trust Corp.	5,600	465
CBOE Holdings, Inc.	4,194	334	Omega Healthcare Investors, Inc. (ö)	2,439	78
CBRE Group, Inc. Class A(Æ)	4,171	127	PacWest Bancorp	3,737	207
Citizens Financial Group, Inc.	26,500	958	Paramount Group, Inc.(ö)	19,400	324
CNA Financial Corp.	6,000	250	Park Hotels & Resorts, Inc.	2,284	62
Comerica, Inc.	7,100	479	Popular, Inc.	6,900	307
CoreCivic, Inc.(Æ)	8,300	241	Progressive Corp. (The)	18,600	696
Cousins Properties, Inc. (ö)	56,100	477	Prologis, Inc. (ö)	2,966	145
CyrusOne, Inc.(ö)	12,400	597	Prudential Financial, Inc.	870	91
DCT Industrial Trust, Inc. (ö)	1,519	68	Raymond James Financial, Inc.	5,987	449
DDR Corp.(ö)	16,300	247	Realty Income Corp. (ö)	1,896	113
Digital Realty Trust, Inc. (ö)	1,127	121	Regency Centers Corp. (ö)	5,002	349
Douglas Emmett, Inc. (ö)	492	19	Reinsurance Group of America, Inc. Class A	2,320	291
Duke Realty Corp. (ö)	3,381	82	RenaissanceRe Holdings, Ltd.	1,550	211
Dun & Bradstreet Corp. (The)	330	40	Retail Opportunity Investments Corp.	10,400	220
E*Trade Financial Corp.(Æ)	9,900	371	Retail Properties of America, Inc. Class A(ö)	17,157	257
East West Bancorp, Inc.	8,300	427	Senior Housing Properties Trust(ö)	3,756	72
EPR Properties(ö)	1,008	75	Signature Bank(Æ)	6,207	978
Equifax, Inc.	3,991	468	SL Green Realty Corp. (ö)	890	97
Equinix, Inc. (ö)	368	142	Spirit Realty Capital, Inc. (ö)	6,666	70
Equity LifeStyle Properties, Inc. Class A(ö)	1,064	79	Starwood Property Trust, Inc. (ö)	3,440	77

See accompanying notes which are an integral part of this quarterly report.

34 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
STORE Capital Corp. (ö)	543	13	PerkinElmer, Inc.	5,932	315
Sun Communities, Inc. (ö)	978	77	Perrigo Co. PLC	4,800	365
SunTrust Banks, Inc.	9,700	551	Quest Diagnostics, Inc.	800	73
Synchrony Financial	18,300	655	Quintiles Transnational Holdings, Inc.(Æ)	3,146	247
Synovus Financial Corp.	8,900	371	Seattle Genetics, Inc.(Æ)	1,361	82
Taubman Centers, Inc. (ö)	990	70	Steris PLC	9,900	701
TCF Financial Corp.	12,600	219	Teleflex, Inc.	1,660	278
UDR, Inc. (ö)	1,226	43	United Therapeutics Corp.(Æ)	548	90
Validus Holdings, Ltd.	2,500	142	VCA, Inc.(Æ)	283	26
Vantiv, Inc. Class A(Æ)	5,188	323	Veeva Systems, Inc. Class A(Æ)	3,809	161
Ventas, Inc. (ö)	2,140	132	Vertex Pharmaceuticals, Inc.(Æ)	4,677	402
VEREIT, Inc. (ö)	10,003	85	WellCare Health Plans, Inc.(Æ)	2,050	298
Vornado Realty Trust (ö)	1,163	124	Wright Medical Group NV(Æ)(Ñ)	13,548	341
Voya Financial, Inc.	17,210	692	Zimmer Biomet Holdings, Inc.	618	73
Weingarten Realty Investors (ö)	10,016	357	Zoetis, Inc. Class A	3,249	178
Welltower, Inc. (ö)	2,141	142			14,978
Western Union Co. (The)	12,427	243
WEX, Inc.(Æ)	1,908	218	Materials and Processing - 6.1%
Weyerhaeuser Co.(ö)	30,202	946	Acuity Brands, Inc.	2,904	602
White Mountains Insurance Group, Ltd.	370	337	Air Products & Chemicals, Inc.	3,600	503
Willis Towers Watson PLC	9,028	1,130	Albemarle Corp.	2,952	274
WP Carey, Inc. (ö)	1,309	81	Alcoa Corp.	95	4
XL Group, Ltd.	33,500	1,259	AptarGroup, Inc.	5,271	385
Zions Bancorporation	20,400	861	Ashland Global Holdings, Inc.	797	95
		39,757	Beacon Roofing Supply, Inc.(Æ)	4,397	192
			Bemis Co., Inc.	4,000	195
Health Care - 9.4%			Celanese Corp. Class A	3,700	312
Abiomed, Inc.(Æ)	144	15	Domtar Corp.	8,100	354
Agilent Technologies, Inc.	17,000	832	Eagle Materials, Inc.	1,621	170
Alexion Pharmaceuticals, Inc.(Æ)	1,629	213	Hexcel Corp.	8,839	454
Alkermes PLC(Æ)	1,064	58	International Flavors & Fragrances, Inc.	2,460	288
Allscripts Healthcare Solutions, Inc.(Æ)	14,700	172	International Paper Co.	9,023	511
Alnylam Pharmaceuticals, Inc.(Æ)	1,300	52	Lennox International, Inc.	2,514	394
AmerisourceBergen Corp. Class A	8,096	707	Martin Marietta Materials, Inc.	2,190	503
Anthem, Inc.	720	111	Masonite International Corp.(Æ)	3,905	260
BioMarin Pharmaceutical, Inc.(Æ)	3,438	301	Newmont Mining Corp.	8,025	291
Bruker Corp.	2,700	64	Nucor Corp.	5,033	292
Cardinal Health, Inc.	2,500	187	Owens Corning	4,201	232
Centene Corp.(Æ)	17,219	1,089	Reliance Steel & Aluminum Co.	3,031	241
Cigna Corp.	10,900	1,594	RPM International, Inc.	11,382	595
Cooper Cos., Inc. (The)	2,300	425	Scotts Miracle-Gro Co. (The) Class A	400	37
DaVita HealthCare Partners, Inc.(Æ)	3,855	246	Sherwin-Williams Co. (The)	2,470	750
Dentsply Sirona, Inc.	8,178	464	Silgan Holdings, Inc.	3,800	222
Edwards Lifesciences Corp.(Æ)	866	83	Sonoco Products Co.	951	52
Endo International PLC(Æ)	9,200	113	Steel Dynamics, Inc.	9,400	318
Envision Healthcare Corp.(Æ)	4,171	284	Valvoline, Inc.(Ñ)	26,400	611
Exact Sciences Corp.(Æ)(Ñ)	20,745	393	Vulcan Materials Co.	596	77
Henry Schein, Inc.(Æ)	3,444	551	Watsco, Inc.	1,436	219
Humana, Inc.	3,500	695	WestRock Co.	4,879	260
ICU Medical, Inc.(Æ)	1,712	235			9,693
IDEXX Laboratories, Inc.(Æ)	1,686	206
Incyte Corp.(Æ)	1,077	131	Producer Durables - 14.1%
Intuitive Surgical, Inc.(Æ)	733	508	AGCO Corp.	5,500	345
Laboratory Corp. of America Holdings(Æ)	639	86	Alaska Air Group, Inc.	6,800	638
Mallinckrodt PLC(Æ)	6,100	297	Allison Transmission Holdings, Inc. Class A	20,794	727
Medicines Co. (The)(Æ)	10,594	382	American Airlines Group, Inc.	6,795	301
NuVasive, Inc.(Æ)	3,827	271	Ametek, Inc.	15,809	808
OPKO Health, Inc.(Æ)(Ñ)	7,292	63	AO Smith Corp.	19,500	951
Pacira Pharmaceuticals, Inc.(Æ)	7,663	295	Avery Dennison Corp.	3,400	248
Patterson Cos., Inc.	5,400	225	B/E Aerospace, Inc.	4,919	302

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 35

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Booz Allen Hamilton Holding Corp. Class A	4,594	155	Arista Networks, Inc.(Æ)	646	61
BWX Technologies, Inc.(Æ)	5,600	232	ARRIS International PLC(Æ)	10,190	291
Carlisle Cos., Inc.	2,333	255	Avnet, Inc.	8,900	413
CH Robinson Worldwide, Inc.	3,868	294	Black Knight Financial Services, Inc. Class
Chicago Bridge & Iron Co.	8,400	279	A(Æ)(Ñ)	6,673	243
Cintas Corp.	1,740	202	CA, Inc.	2,006	63
CoStar Group, Inc.(Æ)	1,204	243	Cadence Design Systems, Inc.(Æ)	22,144	576
Crane Co.	3,401	245	Cognex Corp.	3,921	265
Donaldson Co., Inc.	6,000	253	Coherent, Inc.(Æ)	813	128
Dycom Industries, Inc.(Æ)	5,020	405	Conduent, Inc.(Æ)	11,320	169
EMCOR Group, Inc.	1,700	118	Cypress Semiconductor Corp.	102,100	1,205
Expeditors International of Washington, Inc.	6,517	339	Electronic Arts, Inc.(Æ)	1,232	103
Fortive Corp.	10,900	603	F5 Networks, Inc.(Æ)	2,576	345
Genpact, Ltd.	11,371	281	Finisar Corp.(Æ)	2,700	80
Hubbell, Inc. Class B	5,900	720	FireEye, Inc.(Æ)	1,200	16
IDEX Corp.	576	52	Gartner, Inc.(Æ)	5,545	551
JB Hunt Transport Services, Inc.	5,650	560	Gigamon, Inc.(Æ)	1,300	43
KBR, Inc.	17,700	301	GoDaddy, Inc. Class A(Æ)(Ñ)	8,611	308
Korn/Ferry International	10,309	299	Harris Corp.	5,000	514
L3 Technologies, Inc.	2,620	416	HP, Inc.	4,200	63
Landstar System, Inc.	2,400	203	Infinera Corp.(Æ)	27,652	249
LSC Communications, Inc.	700	18	InterXion Holding NV(Æ)	15,620	600
Macquarie Infrastructure Corp.	5,900	442	Jabil Circuit, Inc.	16,900	405
ManpowerGroup, Inc.	5,800	554	Juniper Networks, Inc.	19,400	520
MAXIMUS, Inc.	5,259	290	KLA-Tencor Corp.	598	51
Mettler-Toledo International, Inc.(Æ)	653	279	Liberty Expedia Holdings, Inc. Class A(Æ)	192	9
Navistar International Corp.(Æ)	4,600	125	Liberty Interactive Corp.(Æ)	9,788	427
Old Dominion Freight Line, Inc.	2,018	178	Linear Technology Corp.	4,620	292
On Assignment, Inc.(Æ)	7,565	343	LogMeIn, Inc.	5,032	544
Orbital ATK, Inc.	5,824	506	Manhattan Associates, Inc.(Æ)	3,658	188
Paychex, Inc.	5,012	302	Marvell Technology Group, Ltd.	23,400	348
Pentair PLC	10,100	592	NetApp, Inc.	19,700	755
Quanta Services, Inc.(Æ)	7,500	269	Nuance Communications, Inc.(Æ)	10,400	165
Robert Half International, Inc.	5,500	259	NVIDIA Corp.	4,097	447
Rockwell Automation, Inc.	3,600	533	Sabre Corp.	9,304	228
Rockwell Collins, Inc.	5,800	526	Skyworks Solutions, Inc.	6,946	637
RR Donnelley & Sons Co.	2,600	45	Synaptics, Inc.(Æ)	400	23
Ryder System, Inc.	3,000	233	Synchronoss Technologies, Inc.(Æ)	25,970	1,000
SBA Communications Corp. (Æ)(ö)	6,869	723	Synopsys, Inc.(Æ)	6,398	402
SkyWest, Inc.	2,900	103	Tech Data Corp.(Æ)	3,200	274
Snap-on, Inc.	2,278	414	Teradyne, Inc.	10,500	298
Stanley Black & Decker, Inc.	2,385	296	Twilio, Inc. Class A(Æ)(Ñ)	600	17
Stericycle, Inc.(Æ)	5,300	409	Twitter, Inc.(Æ)	10,500	185
Terex Corp.	9,600	305	Tyler Technologies, Inc.(Æ)	433	63
Textron, Inc.	17,500	829	VeriFone Systems, Inc.(Æ)	2,200	40
Toro Co. (The)	9,993	589	Viavi Solutions, Inc.(Æ)	54,900	491
Trimble Navigation, Ltd.(Æ)	9,842	292	Western Digital Corp.	14,000	1,116
United Continental Holdings, Inc.(Æ)	4,312	304	Zynga, Inc. Class A(Æ)	122,800	310
Verisk Analytics, Inc. Class A(Æ)	468	39			16,948
Wage Works, Inc.(Æ)	4,382	316
WESCO International, Inc.(Æ)	4,800	339	Utilities - 7.5%
Xerox Corp.	62,000	430	Ameren Corp.	5,000	263
XPO Logistics, Inc.(Æ)	5,667	254	American Water Works Co., Inc.	18,600	1,366
Xylem, Inc.	10,500	518	Aqua America, Inc.	7,800	237
		22,429	Atmos Energy Corp.	3,400	259
			CenturyLink, Inc.	32,700	846
Technology - 10.6%			CMS Energy Corp.	18,500	788
Advanced Micro Devices, Inc.(Æ)	21,300	221	Consolidated Edison, Inc.	3,700	275
Analog Devices, Inc.	11,100	832	DTE Energy Co.	6,400	631
Ansys, Inc.(Æ)	4,004	374	Edison International	12,000	875

See accompanying notes which are an integral part of this quarterly report.

36 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Entergy Corp.	3,100		222
	Eversource Energy	6,300		348
	FirstEnergy Corp.	13,400		406
	Great Plains Energy, Inc.	20,600		568
	Hawaiian Electric Industries, Inc.	17,300		579
	NiSource, Inc.	9,300		208
	PG&E Corp.	14,300		885
	Pinnacle West Capital Corp.	5,800		450
	Public Service Enterprise Group, Inc.	13,400		593
	SCANA Corp.	700		48
	Sempra Energy	8,200		840
	Telephone & Data Systems, Inc.	10,989		337
	US Cellular Corp.(Æ)	3,600		160
	WEC Energy Group, Inc.	1,200		71
	Xcel Energy, Inc.	8,200		339
	Zayo Group Holdings, Inc.(Æ)	8,343		267
				11,861

	Total Common Stocks
	(cost $132,608)			149,511

	Short-Term Investments - 6.4%
	U.S. Cash Management Fund	10,237,055	(8)	10,239
	Total Short-Term Investments
	(cost $10,238)			10,239

	Other Securities - 2.6%
	U.S. Cash Collateral Fund(×)	4,062,631	(8)	4,063
	Total Other Securities
	(cost $4,063)			4,063

	Total Investments 102.8%
	(identified cost $146,909)			163,813

	Other Assets and Liabilities, Net
-	(2.8%)			(4,401)
	Net Assets - 100.0%			159,412

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund 37

Russell Investment Company
Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures	61	USD	10,282	03/17	(19)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(19)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$17,557	$—	$—	$—	$17,557
Consumer Staples	5,963	—	—	—	5,963
Energy	10,325	—	—	—	10,325
Financial Services	39,757	—	—	—	39,757
Health Care	14,978	—	—	—	14,978
Materials and Processing	9,693	—	—	—	9,693
Producer Durables	22,429	—	—	—	22,429
Technology	16,948	—	—	—	16,948
Utilities	11,861	—	—	—	11,861
Short-Term Investments	—	—	—	10,239	10,239
Other Securities	—	—	—	4,063	4,063
Total Investments	149,511	—	—	14,302	163,813

Other Financial Instruments
Liabilities
Futures Contracts	(19)	—	—	—	(19)
Total Other Financial Instruments*	$(19)	$—	$—	$—	$(19)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

38 Russell U.S. Mid Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.4%			Finish Line, Inc. (The) Class A	179,399	3,086
Consumer Discretionary - 12.1%			First Cash Financial Services, Inc.	24,807	1,059
2U, Inc.(Æ)(Ñ)	15,535	529	Five Below, Inc.(Æ)	10,981	438
Aaron's, Inc. Class A	46,400	1,436	Flexsteel Industries, Inc.	3,813	194
Acushnet Holdings Corp.(Æ)(Ñ)	155,441	2,883	Fossil Group, Inc.(Æ)	7,916	202
AH Belo Corp. Class A	133,422	847	Fox Factory Holding Corp.(Æ)	71,741	1,858
American Eagle Outfitters, Inc.	30,523	461	Francesca's Holdings Corp.(Æ)	54,672	953
Avon Products, Inc.(Æ)	50,214	295	Fred's, Inc. Class A(Ñ)	19,200	280
Bassett Furniture Industries, Inc.	6,471	182	FTD Cos., Inc.(Æ)	37,740	867
Beazer Homes USA, Inc.(Æ)	34,978	499	Full House Resorts, Inc.(Æ)	605,786	1,381
Belmond, Ltd. Class A(Æ)	43,692	605	G-III Apparel Group, Ltd.(Æ)(Ñ)	28,088	738
Big 5 Sporting Goods Corp.	26,200	403	GoPro, Inc. Class A(Æ)(Ñ)	28,151	303
Biglari Holdings, Inc.(Æ)	1,039	461	Grand Canyon Education, Inc.(Æ)	4,966	293
Black Diamond, Inc.(Æ)	48,800	273	Gray Television, Inc.(Æ)	205,127	2,431
Bloomin' Brands, Inc.	107,702	1,843	Hilton Grand Vacations, Inc.(Æ)	9,650	283
Blue Nile, Inc.	21,730	885	Hooker Furniture Corp.	21,948	729
Bojangles', Inc.(Æ)	60,863	1,205	Horizon Global Corp.(Æ)	200,093	3,916
Boot Barn Holdings, Inc.(Æ)(Ñ)	96,931	1,052	HSN, Inc.	99,742	3,516
Bravo Brio Restaurant Group, Inc.(Æ)	15,428	63	IMAX Corp.(Æ)(Ñ)	6,865	224
Bridgepoint Education, Inc.(Æ)	12,500	133	Intrawest Resorts Holdings, Inc.(Æ)(Ñ)	41,296	851
Brinker International, Inc.	50,554	2,250	J Alexander's Holdings, Inc.(Æ)	247,560	2,476
Buckle, Inc. (The)(Ñ)	18,167	384	Jack in the Box, Inc.	80,173	8,652
Build-A-Bear Workshop, Inc. Class A(Æ)	34,660	416	Johnson Outdoors, Inc. Class A	17,170	592
Callaway Golf Co.	191,652	2,171	K12, Inc.(Æ)	43,070	858
Capella Education Co.	25,726	2,200	KAR Auction Services, Inc.	46,030	2,097
Care.com, Inc.(Æ)	17,300	146	Kirkland's, Inc.(Æ)	36,644	509
Career Education Corp.(Æ)	17,600	172	Lee Enterprises, Inc.(Æ)(Ñ)	667,707	2,070
Carrols Restaurant Group, Inc.(Æ)	40,807	586	LGI Homes, Inc.(Æ)(Ñ)	24,157	750
Cato Corp. (The) Class A	15,022	381	Libbey, Inc.	160,400	2,744
Central Garden & Pet Co.(Æ)	33,632	1,105	Lifetime Brands, Inc.	14,100	211
Century Communities, Inc.(Æ)	160,981	3,662	Lindblad Expeditions Holdings, Inc.(Æ)	156,420	1,406
Cheesecake Factory, Inc. (The)	19,700	1,187	Lithia Motors, Inc. Class A	68,927	7,108
Chegg, Inc.(Æ)(Ñ)	293,153	2,108	Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	133,500	2,091
Cherokee, Inc.(Æ)	88,005	827	Malibu Boats, Inc. Class A(Æ)	32,395	601
Chico's FAS, Inc.	75,602	1,020	Marchex, Inc. Class B(Æ)	62,833	170
Children's Place, Inc. (The)	25,288	2,453	Marcus Corp.	31,315	929
Citi Trends, Inc.	49,177	789	MarineMax, Inc.(Æ)	44,268	950
ClubCorp Holdings, Inc.	235,241	3,881	MDC Partners, Inc. Class A	375,600	2,404
Columbia Sportswear Co.	50,493	2,745	Meredith Corp.	25,322	1,552
Conn's, Inc.(Æ)(Ñ)	71,508	754	Monro Muffler Brake, Inc.	66,168	3,963
Container Store Group, Inc. (The)(Æ)(Ñ)	103,437	504	Movado Group, Inc.	29,036	788
Cooper Tire & Rubber Co.	9,700	352	MSG Networks, Inc.(Æ)	21,800	506
Cooper-Standard Holdings, Inc.(Æ)	23,547	2,479	National CineMedia, Inc.	30,130	442
Cracker Barrel Old Country Store, Inc.(Ñ)	1,628	257	National Presto Industries, Inc.	3,969	422
Crocs, Inc.(Æ)	118,700	867	Nautilus, Inc.(Æ)	30,336	526
Dave & Buster's Entertainment, Inc.(Æ)	34,934	1,903	Nexstar Broadcasting Group, Inc. Class A	14,103	922
Del Frisco's Restaurant Group, Inc.(Æ)	130,400	2,282	Noodles & Co. Class A(Æ)	10,300	45
Del Taco Restaurants, Inc.(Æ)	236,142	3,221	Nutrisystem, Inc.	88,758	2,933
Delta Apparel, Inc.(Æ)	101,423	1,901	Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ)	105,119	3,211
Denny's Corp.(Æ)	123,700	1,505	Outfront Media, Inc.(ö)	74,287	2,038
Destination XL Group, Inc.(Æ)	42,900	152	Oxford Industries, Inc.	65,450	3,601
DeVry Education Group, Inc.	74,179	2,485	Panera Bread Co. Class A(Æ)	4,267	892
DineEquity, Inc.	3,348	230	Papa John's International, Inc.	51,894	4,422
Eldorado Resorts, Inc.(Æ)	184,708	2,863	Peak Resorts, Inc.	171,713	944
Entercom Communications Corp. Class A	30,170	428	Penn National Gaming, Inc.(Æ)	68,371	942
Entravision Communications Corp. Class A	33,184	179	Perry Ellis International, Inc.(Æ)	44,616	1,053
Ethan Allen Interiors, Inc.	15,151	441	Pier 1 Imports, Inc.	95,758	696
EW Scripps Co. (The) Class A(Æ)	81,737	1,592	Pinnacle Entertainment, Inc.(Æ)	56,632	872
Express, Inc.(Æ)	253,373	2,693	Planet Fitness, Inc. Class A	141,989	2,987
Fiesta Restaurant Group, Inc.(Æ)	269,678	7,093	Pool Corp.	58,223	6,146

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 39

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
QuinStreet, Inc.(Æ)	27,112	95	MGP Ingredients, Inc.(Ñ)	110,651	4,690
Radio One, Inc. Class D(Æ)(Ñ)	367,918	1,104	Natural Grocers by Vitamin Cottage, Inc.
Red Rock Resorts, Inc. Class A	31,740	745	(Æ)(Ñ)	21,097	267
Rent-A-Center, Inc. Class A	35,800	321	Nomad Foods, Ltd.(Æ)	409,399	4,204
Restoration Hardware(Æ)(Ñ)	25,900	700	Post Holdings, Inc.(Æ)	3	—
Rocky Brands, Inc.	6,810	86	Primo Water Corp.(Æ)	153,527	1,984
Rosetta Stone, Inc.(Æ)	20,027	176	Sanderson Farms, Inc.(Ñ)	31,000	2,821
Scholastic Corp.	600	27	Snyders-Lance, Inc.	236,531	9,078
Scientific Games Corp. Class A(Æ)(Ñ)	48,279	821	SpartanNash Co.	94,866	3,592
SeaWorld Entertainment, Inc.	67,927	1,230	United Natural Foods, Inc.(Æ)	53,189	2,431
Sequential Brands Group, Inc.(Æ)(Ñ)	169,000	782	Universal Corp.	3,322	226
Shoe Carnival, Inc.	24,000	614	Vector Group, Ltd.	12,058	266
Six Flags Entertainment Corp.	20,850	1,242	WD-40 Co.	941	99
Stamps.com, Inc.(Æ)(Ñ)	34,465	4,189			67,174
Standard Motor Products, Inc.	92,574	4,617
Strayer Education, Inc.	5,500	446	Energy - 3.9%
Superior Uniform Group, Inc.	203,032	3,456	Abraxas Petroleum Corp.(Æ)	394,958	976
Tailored Brands, Inc.	11,057	235	Ameresco, Inc. Class A(Æ)	34,128	177
Texas Roadhouse, Inc. Class A	14,321	668	Approach Resources, Inc.(Æ)(Ñ)	417,135	1,356
Thor Industries, Inc.	46,579	4,821	Arch Coal, Inc.(Æ)	7,267	523
Tilly's, Inc. Class A(Æ)	41,115	551	Archrock, Inc.(Æ)	29,700	434
Time, Inc.	52,500	1,011	Basic Energy Services, Inc.(Æ)	13,728	561
Tower International, Inc.	32,449	850	Bill Barrett Corp.(Æ)	148,800	975
Townsquare Media, Inc. Class A(Æ)	225,861	2,412	C&J Energy Services, Inc.(Æ)	17,828	787
Travelzoo, Inc.(Æ)	1,360	12	Callon Petroleum Co.(Æ)	338,614	5,174
TRI Pointe Group, Inc.(Æ)	107,949	1,325	Capstone Turbine Corp.(Æ)	1,200	1
Tribune Media Co. Class A	94,592	2,728	Carrizo Oil & Gas, Inc.(Æ)	49,822	1,762
Tropicana Entertainment, Inc.(Æ)	20,000	600	Civeo Corp.(Æ)	228,239	808
Universal Electronics, Inc.(Æ)	1,979	118	Delek US Holdings, Inc.	215,302	4,823
Viad Corp.	9,600	421	Denbury Resources, Inc.(Æ)	68,457	229
Visteon Corp.(Æ)	4,800	430	Eclipse Resources Corp.(Æ)	347,200	854
VOXX International Corp. Class A(Æ)	35,686	150	Energen Corp.(Æ)	1,900	102
Weight Watchers International, Inc.(Æ)(Ñ)	14,693	183	Energous Corp.(Æ)(Ñ)	38,924	563
West Marine, Inc.(Æ)	6,614	61	Exterran Corp.(Æ)	68,101	2,112
William Lyon Homes Class A(Æ)	193,064	3,408	Flotek Industries, Inc.(Æ)(Ñ)	62,800	664
Winnebago Industries, Inc.	29,194	917	Gastar Exploration, Inc.(Æ)(Ñ)	965,574	1,641
Wolverine World Wide, Inc.	126,134	2,963	Gores Holdings, Inc. Class A(Æ)	261,745	3,740
YuMe, Inc.(Æ)	13,100	47	Green Plains, Inc.	25,100	565
ZAGG, Inc.(Æ)	94,612	634	Gulf Island Fabrication, Inc.	26,299	366
Zoe's Kitchen, Inc.(Æ)(Ñ)	18,649	407	Gulfport Energy Corp.(Æ)	154,400	3,227
		222,445	Helix Energy Solutions Group, Inc.(Æ)	152,221	1,291
			Independence Contract Drilling, Inc.(Æ)	109,159	692
Consumer Staples - 3.7%			ION Geophysical Corp.(Æ)	2,620	15
Andersons, Inc. (The)	94,315	3,560	Jones Energy, Inc. Class A(Æ)(Ñ)	99,048	441
B&G Foods, Inc. Class A	4,163	185	Mammoth Energy Services, Inc.(Æ)	81,376	1,465
Boston Beer Co., Inc. Class A(Æ)(Ñ)	2,570	395	Matador Resources Co.(Æ)	54,410	1,433
Cadiz, Inc.(Æ)(Ñ)	90,383	1,270	Matrix Service Co.(Æ)	68,042	1,524
Calavo Growers, Inc.(Ñ)	58,699	3,246	Newpark Resources, Inc.(Æ)	136,300	1,029
Casey's General Stores, Inc.	31,350	3,602	Noble Corp. PLC	91,985	621
Core-Mark Holding Co., Inc.	219,741	7,675	Oasis Petroleum, Inc.(Æ)	36,690	519
Dean Foods Co.	6,991	139	Oceaneering International, Inc.	130,117	3,624
Energizer Holdings, Inc.	91,556	4,621	Pacific Ethanol, Inc.(Æ)	54,700	388
Farmer Brothers Co.(Æ)	20,450	712	Par Pacific Holdings, Inc.(Æ)(Ñ)	13,300	193
Flowers Foods, Inc.	88,216	1,774	PBF Energy, Inc. Class A	159,947	3,709
Fresh Del Monte Produce, Inc.	19,230	1,101	PDC Energy, Inc.(Æ)	6,462	478
Freshpet, Inc.(Æ)(Ñ)	72,500	808	Phillips 66 Partners, LP(Ñ)	68,643	3,856
Inventure Foods, Inc.(Æ)	309,914	1,856	Pioneer Energy Services Corp.(Æ)	128,062	807
J&J Snack Foods Corp.	34,322	4,378	QEP Resources, Inc.(Æ)	117,320	2,046
Lancaster Colony Corp.	6,392	838	Renewable Energy Group, Inc.(Æ)(Ñ)	54,413	473
Medifast, Inc.	32,145	1,356	Rice Energy, Inc.(Æ)	33,932	673

See accompanying notes which are an integral part of this quarterly report.

40 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ring Energy, Inc.(Æ)	113,487	1,498	CBL & Associates Properties, Inc.(ö)	43,624	473
RPC, Inc.(Ñ)	90,517	1,948	Cedar Realty Trust, Inc.(ö)	293,100	1,762
Sanchez Energy Corp.(Æ)(Ñ)	100,648	1,335	CenterState Banks, Inc.	42,544	1,038
Seventy Seven Energy, Inc.(Æ)(Ñ)	14,125	672	Central Pacific Financial Corp.	140,038	4,387
SunCoke Energy, Inc.(Æ)	293,922	2,592	Central Valley Community Bancorp	18,209	368
Superior Energy Services, Inc.(Æ)	54,107	956	Charter Financial Corp.	147,328	2,531
TETRA Technologies, Inc.(Æ)	582,700	2,890	Chatham Lodging Trust(ö)	24,738	498
Western Refining, Inc.	9,352	327	Chemical Financial Corp.	35,599	1,760
Westmoreland Coal Co.(Æ)	50,200	911	Chemung Financial Corp.	1,827	62
World Fuel Services Corp.	17,690	787	Cherry Hill Mortgage Investment Corp.(ö)	9,000	161
WPX Energy, Inc.(Æ)	53,733	748	Chesapeake Lodging Trust(ö)	106,314	2,722
		72,361	City Holding Co.	12,723	828
			CNO Financial Group, Inc.	214,544	4,057
Financial Services - 24.4%			CoBiz Financial, Inc.(Ñ)	72,415	1,269
Acadia Realty Trust(ö)	15,372	489	Cohen & Steers, Inc.	58,799	2,051
Access National Corp.	6,406	171	Colony NorthStar, Inc. Class A(ö)	39,623	552
Agree Realty Corp.(ö)	4,700	220	Colony Starwood Homes(ö)	137,480	4,324
Ambac Financial Group, Inc.(Æ)	58,798	1,230	Columbia Banking System, Inc.	109,171	4,341
American Assets Trust, Inc.(ö)	10,760	462	Community Healthcare Trust, Inc.(ö)	106,112	2,289
American Equity Investment Life Holding			Community Trust Bancorp, Inc.	15,458	715
Co.	72,761	1,717	Consolidated-Tomoka Land Co.	40,231	2,213
American National Bankshares, Inc.	3,290	117	CoreCivic, Inc.(Æ)	8,100	235
AMERISAFE, Inc.	5,968	376	CorEnergy Infrastructure Trust, Inc.(ö)	12,563	451
Apollo Commercial Real Estate Finance,			CoreSite Realty Corp. Class A(ö)	6,774	583
Inc.(ö)	25,523	444	Cousins Properties, Inc.(ö)	87,178	741
Arbor Realty Trust, Inc.(ö)	52,001	384	Crawford & Co. Class B	67,385	817
Ares Commercial Real Estate Corp.(ö)	80,890	1,090	CU Bancorp(Æ)	9,144	331
Argo Group International Holdings, Ltd.	45,096	2,884	CubeSmart(ö)	5,608	141
Armada Hoffler Properties, Inc.(ö)	26,680	368	Customers Bancorp, Inc.(Æ)	92,500	3,188
Ashford Hospitality Trust, Inc.(ö)	88,000	669	CyrusOne, Inc.(ö)	85,754	4,130
Ashford, Inc.(Æ)	14,576	771	CYS Investments, Inc.(ö)	28,042	212
Associated Capital Group, Inc. Class A	11,258	396	DDR Corp.(ö)	18,200	276
Assurant, Inc.	11,000	1,068	Diamond Hill Investment Group, Inc.	10,200	2,062
Astoria Financial Corp.	10,500	199	DiamondRock Hospitality Co.(ö)	121,914	1,374
Atlantic Capital Bancshares, Inc.(Æ)	20,400	390	Donegal Group, Inc. Class A	2,136	35
Baldwin & Lyons, Inc. Class B	6,100	146	DuPont Fabros Technology, Inc.(ö)	103,355	4,907
Banc of California, Inc.(Ñ)	55,180	872	Eagle Bancorp, Inc.(Æ)	22,093	1,353
BancFirst Corp.	17,100	1,613	East West Bancorp, Inc.	16,700	859
Bank Mutual Corp.	44,565	426	Easterly Government Properties, Inc.(ö)	19,800	390
Bank of Marin Bancorp	7,110	478	EastGroup Properties, Inc.(ö)	26,207	1,855
Bank of the Ozarks, Inc.	126,252	6,927	Education Realty Trust, Inc.(ö)	21,313	857
Banner Corp.	23,657	1,328	EMC Insurance Group, Inc.	9,684	282
Berkshire Hills Bancorp, Inc.	34,244	1,212	Employers Holdings, Inc.	10,713	390
BGC Partners, Inc. Class A	150,310	1,664	Enova International, Inc.(Æ)	53,800	759
Bluerock Residential Growth REIT, Inc.			Enstar Group, Ltd.(Æ)	8,790	1,702
Class A(ö)	92,440	1,209	Enterprise Financial Services Corp.	32,957	1,373
BNC Bancorp	34,766	1,225	EPR Properties(ö)	3,810	282
BofI Holding, Inc.(Æ)(Ñ)	52,666	1,554	Equity Commonwealth(Æ)(ö)	111,200	3,429
Brandywine Realty Trust(ö)	129,134	2,079	Essent Group, Ltd.(Æ)	10,249	354
Brookline Bancorp, Inc.	237,440	3,740	Evercore Partners, Inc. Class A	72,097	5,584
Bryn Mawr Bank Corp.	22,487	901	Everi Holdings, Inc.(Æ)	30,000	88
Camden Property Trust(ö)	3,900	326	Ezcorp, Inc. Class A(Æ)	200,250	1,982
Capital Bank Financial Corp. Class A	35,556	1,401	Farmers Capital Bank Corp.	3,417	127
Capital City Bank Group, Inc.	6,477	134	FB Financial Corp.(Æ)(Ñ)	46,998	1,197
Capital Southwest Corp.	69,104	1,149	FBR & Co.	81,100	1,160
Capstar Financial Holdings, Inc.(Æ)	52,196	1,091	FCB Financial Holdings, Inc. Class A(Æ)	13,271	623
Capstead Mortgage Corp.(ö)	32,160	343	Federated National Holding Co.	21,331	391
Cardinal Financial Corp.	102,270	3,207	FelCor Lodging Trust, Inc.(ö)	138,060	1,063
CareTrust REIT, Inc.(ö)	66,500	1,008	Fidelity Southern Corp.	20,130	468
CatchMark Timber Trust, Inc. Class A(ö)	66,040	680	Financial Institutions, Inc.	44,569	1,469

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 41

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
First BanCorp(Æ)	200,727	1,349	Investment Technology Group, Inc.	29,500	594
First Busey Corp.	33,642	984	Investors Bancorp, Inc.	48,700	699
First Business Financial Services, Inc.	11,760	285	Jack Henry & Associates, Inc.	53,933	4,842
First Community Bancshares, Inc.	4,300	125	JMP Group LLC(Ñ)	54,610	337
First Connecticut Bancorp, Inc.	15,983	362	KCG Holdings, Inc. Class A(Æ)	50,167	701
First Defiance Financial Corp.	20,800	1,008	Kearny Financial Corp.	583,881	8,904
First Financial Corp.	16,715	808	Kemper Corp.	97,040	4,192
First Financial Northwest, Inc.	5,600	116	Kennedy-Wilson Holdings, Inc.	119,700	2,448
First Foundation, Inc.(Æ)	159,400	2,311	Kinsale Capital Group, Inc.	50,480	1,482
First Horizon National Corp.	207,958	4,159	Lakeland Bancorp, Inc.	179,896	3,337
First Internet Bancorp	703	22	LaSalle Hotel Properties(ö)	21,539	650
First Interstate BancSystem, Inc. Class A	39,294	1,617	LCNB Corp.	48,921	1,101
First Merchants Corp.	79,606	3,051	LegacyTexas Financial Group, Inc.	12,850	531
First Midwest Bancorp, Inc.	167,856	4,076	LendingClub Corp.(Æ)	29,119	180
First NBC Bank Holding Co.(Æ)(Ñ)	26,318	105	LendingTree, Inc.(Æ)(Ñ)	30,203	3,380
Flagstar Bancorp, Inc.(Æ)	26,697	688	Lexington Realty Trust(ö)	49,993	536
FNB Corp.	403,004	6,021	LTC Properties, Inc.(ö)	9,419	440
FNFV Group(Æ)	499,959	6,499	Mack-Cali Realty Corp.(ö)	13,848	388
Four Corners Property Trust, Inc.(ö)	20,866	455	Maiden Holdings, Ltd.	193,282	3,431
Franklin Financial Network, Inc.(Æ)	24,719	953	MainSource Financial Group, Inc.	38,862	1,277
Franklin Street Properties Corp.(ö)	111,370	1,420	Manning & Napier, Inc. Class A	15,524	108
FRP Holdings, Inc.(Æ)(Þ)	51,001	1,989	Marcus & Millichap, Inc.(Æ)	7,706	199
Fulton Financial Corp.	117,800	2,144	MB Financial, Inc.	114,272	5,089
Genworth Financial, Inc. Class A(Æ)	102,854	346	MedEquities Realty Trust, Inc.(ö)	98,100	1,069
GEO Group, Inc. (The)(ö)	49,572	2,058	Medical Properties Trust, Inc.(ö)	147,609	1,882
German American Bancorp, Inc.	2,648	127	Mercantile Bank Corp.	1,300	42
Getty Realty Corp.(ö)	16,239	419	Meridian Bancorp, Inc.	189,599	3,574
Golub Capital BDC, Inc.	28,690	536	Meta Financial Group, Inc.	8,600	755
Gramercy Property Trust(ö)	119,304	3,142	MGIC Investment Corp.(Æ)	32,111	342
Great Southern Bancorp, Inc.	15,630	782	Mid-America Apartment Communities, Inc.
Great Western Bancorp, Inc.	30,400	1,300	(ö)	2,800	266
Green Bancorp, Inc.(Æ)	10,558	181	Midland States Bancorp, Inc.	23,891	809
Green Dot Corp. Class A(Æ)	82,984	2,224	MidWestOne Financial Group, Inc.	300	11
Greenhill & Co., Inc.	9,007	266	Moelis & Co. Class A	132,560	4,520
Guaranty Bancorp	81,871	1,981	Monogram Residential Trust, Inc.(ö)	46,090	469
Hallmark Financial Services, Inc.(Æ)	13,916	152	Morningstar, Inc.	35,637	2,714
Hancock Holding Co.	77,036	3,532	MTGE Investment Corp.(ö)	17,058	271
Hanover Insurance Group, Inc. (The)	43,756	3,673	National Bank Holdings Corp. Class A	128,518	4,177
Healthcare Realty Trust, Inc.(ö)	27,100	819	National Commerce Corp.(Æ)	7,644	287
Heartland Financial USA, Inc.	26,191	1,226	National Health Investors, Inc.(ö)	7,131	528
Hercules Technology Growth Capital, Inc.	74,485	1,052	National Western Life Group, Inc. Class A	3,583	1,050
Heritage Commerce Corp.	71,246	1,000	Navigators Group, Inc. (The)	47,380	2,660
Heritage Financial Corp.	145,970	3,722	New Residential Investment Corp.(ö)	34,219	518
Heritage Insurance Holdings, Inc.	59,408	842	New York REIT, Inc.(ö)	124,380	1,238
Heritage Oaks Bancorp	41,309	559	Northfield Bancorp, Inc.	127,900	2,309
Hersha Hospitality Trust Class A(ö)	26,810	536	Northrim BanCorp, Inc.	3,000	85
HFF, Inc. Class A	7,892	234	Northwest Bancshares, Inc.	70,631	1,206
Hilltop Holdings, Inc.	4,880	134	Ocwen Financial Corp.(Æ)(Ñ)	43,012	227
Home Bancorp, Inc.	3,000	107	OFG Bancorp(Ñ)	33,543	444
Home BancShares, Inc.	207,375	5,587	Old Line Bancshares, Inc.	6,898	185
HomeStreet, Inc.(Æ)	25,800	676	Old National Bancorp	204,587	3,631
Horace Mann Educators Corp.	3,400	141	OM Asset Management PLC	293,858	4,143
Houlihan Lokey, Inc. Class A	23,375	727	On Deck Capital, Inc.(Æ)(Ñ)	56,804	286
Howard Hughes Corp. (The)(Æ)	14,800	1,578	One Liberty Properties, Inc.(ö)	25,094	581
Iberiabank Corp.	66,182	5,437	OneBeacon Insurance Group, Ltd. Class A	119,704	1,943
Independence Realty Trust, Inc.(Ñ)(ö)	252,770	2,333	Oppenheimer Holdings, Inc. Class A	10,263	175
Independent Bank Corp.	118,039	2,479	Pacific Premier Bancorp, Inc.(Æ)	47,670	1,876
Independent Bank Group, Inc.	30,774	1,913	PacWest Bancorp	44,762	2,480
Infinity Property & Casualty Corp.	1,520	132	Paramount Group, Inc.(ö)	15,400	257
InfraREIT, Inc.(ö)	29,800	491	Park National Corp.	2,400	266

See accompanying notes which are an integral part of this quarterly report.

42 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Park Sterling Corp.	133,774	1,565	Towne Bank	22,280	717
Parkway, Inc.(Æ)(ö)	10,897	232	TriCo Bancshares	58,147	2,144
Peapack Gladstone Financial Corp.	15,256	461	TriState Capital Holdings, Inc.(Æ)	40,610	902
Pebblebrook Hotel Trust(ö)	17,684	529	TrustCo Bank Corp.	186,335	1,565
PennyMac Financial Services, Inc. Class A	15,429	261	Two Harbors Investment Corp.(ö)	203,800	1,787
Peoples Bancorp, Inc.	12,544	389	UMB Financial Corp.	60,365	4,657
People's Utah Bancorp	62,660	1,582	Umpqua Holdings Corp.	103,306	1,892
Physicians Realty Trust(ö)	34,153	634	United Community Banks, Inc.	74,836	2,105
Piper Jaffray Cos.	11,186	789	United Financial Bancorp, Inc.	153,567	2,772
Planet Payment, Inc.(Æ)	339,379	1,432	United Fire Group, Inc.	11,225	530
Popular, Inc.	100,600	4,470	Universal Insurance Holdings, Inc.(Ñ)	10,498	274
Potlatch Corp.(ö)	148,689	6,126	Univest Corp. of Pennsylvania	10,167	286
PRA Group, Inc.(Æ)	4,156	165	Urban Edge Properties(ö)	12,497	350
Preferred Apartment Communities, Inc. Class			Urstadt Biddle Properties, Inc. Class A(ö)	17,499	393
A(ö)	27,800	376	Voya Financial, Inc.	30,400	1,223
Preferred Bank	41,591	2,305	Waddell & Reed Financial, Inc. Class A	24,525	443
PrivateBancorp, Inc. Class A	13,323	728	Walker & Dunlop, Inc.(Æ)	20,960	658
Prosperity Bancshares, Inc.	101,461	7,369	Washington Federal, Inc.	31,700	1,041
Provident Financial Holdings, Inc.	6,037	112	Washington Real Estate Investment Trust(ö)	4,622	145
Provident Financial Services, Inc.	85,200	2,255	Webster Financial Corp.	9,093	478
PS Business Parks, Inc.(ö)	15,445	1,730	WesBanco, Inc.	77,368	3,211
QCR Holdings, Inc.	13,437	564	Western Alliance Bancorp(Æ)	46,385	2,290
RAIT Financial Trust(ö)	63,300	219	Wintrust Financial Corp.	67,992	4,868
Ramco-Gershenson Properties Trust(ö)	24,176	393	WisdomTree Investments, Inc.(Ñ)	45,390	467
RE/MAX Holdings, Inc. Class A	20,291	1,137	WP Glimcher, Inc.(ö)	25,923	250
Real Industry, Inc.(Æ)	138,500	748	WSFS Financial Corp.	44,955	2,036
Reinsurance Group of America, Inc. Class A	10,300	1,292	Yadkin Financial Corp.	50,483	1,615
Resource Capital Corp.(Ñ)(ö)	28,003	230	Zions Bancorporation	8,700	367
Retail Opportunity Investments Corp.(ö)	213,933	4,535			449,146
Retail Properties of America, Inc. Class A(ö)	13,600	204
Rexford Industrial Realty, Inc.(ö)	20,304	461	Health Care - 10.4%
RLJ Lodging Trust(ö)	24,748	574	Abaxis, Inc.	72,564	3,697
Ryman Hospitality Properties, Inc.(ö)	44,806	2,741	Acadia Healthcare Co., Inc.(Æ)(Ñ)	14,902	572
Sandy Spring Bancorp, Inc.	23,900	979	Acceleron Pharma, Inc.(Æ)	14,196	345
Selective Insurance Group, Inc.	38,790	1,618	Accuray, Inc.(Æ)	564,200	3,244
Seritage Growth Properties(Ñ)(ö)	33,600	1,371	Achaogen, Inc.(Æ)(Ñ)	70,768	1,143
ServisFirst Bancshares, Inc.	15,038	602	Aclaris Therapeutics, Inc.(Æ)(Ñ)	23,503	624
Shore Bancshares, Inc.	7,798	125	Acorda Therapeutics, Inc.(Æ)	45,791	939
Sierra Bancorp	6,150	165	Adamas Pharmaceuticals, Inc.(Æ)(Ñ)	10,323	164
Silver Bay Realty Trust Corp.(ö)	57,948	976	Aerie Pharmaceuticals, Inc.(Æ)	37,337	1,639
Simmons First National Corp. Class A	2,529	152	Aimmune Therapeutics, Inc.(Æ)(Ñ)	31,026	567
SLM Corp.(Æ)	71,190	846	Air Methods Corp.(Æ)	24,630	879
SmartFinancial, Inc.(Æ)	11,610	265	Akebia Therapeutics, Inc.(Æ)	21,466	215
South State Corp.	71,743	6,414	Akorn, Inc.(Æ)	34,093	651
Southern National Bancorp of Virginia, Inc.	58,391	936	Alder Biopharmaceuticals, Inc.(Æ)	20,389	419
Southwest Bancorp, Inc.	118,887	3,293	Allscripts Healthcare Solutions, Inc.(Æ)	178,845	2,094
State Auto Financial Corp.	28,780	727	Almost Family, Inc.(Æ)	1,820	86
State Bank Financial Corp.	151,610	4,009	AMAG Pharmaceuticals, Inc.(Æ)(Ñ)	141,333	3,406
Sterling Bancorp	81,576	1,946	Amicus Therapeutics, Inc.(Æ)(Ñ)	52,315	288
Stewart Information Services Corp.	22,221	971	AMN Healthcare Services, Inc.(Æ)	196,809	7,056
Stock Yards Bancorp, Inc.	12,453	558	Analogic Corp.	21,615	1,678
Stonegate Bank	126,404	5,753	AngioDynamics, Inc.(Æ)	50,383	811
Summit Hotel Properties, Inc.(ö)	31,571	500	Anika Therapeutics, Inc.(Æ)	22,290	1,127
Sunstone Hotel Investors, Inc.(ö)	43,694	643	ARIAD Pharmaceuticals, Inc.(Æ)	7,864	187
Synovus Financial Corp.	6,500	271	Array BioPharma, Inc.(Æ)	105,927	1,151
Tanger Factory Outlet Centers, Inc.(ö)	87,642	2,996	Atrion Corp.	2,461	1,202
TCF Financial Corp.	144,487	2,507	aTyr Pharma, Inc.(Æ)(Ñ)	4,142	14
Terreno Realty Corp.(ö)	15,984	435	Avadel Pharmaceuticals PLC(Æ)(Ñ)	243,140	2,259
Territorial Bancorp, Inc.	13,993	443	AxoGen, Inc.(Æ)	209,579	2,284
Texas Capital Bancshares, Inc.(Æ)	53,074	4,379	BioTelemetry, Inc.(Æ)	107,337	2,474

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 43

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Bluebird Bio, Inc.(Æ)	6,417	478	Lion Biotechnologies, Inc.(Æ)	35,029	254
Cambrex Corp.(Æ)	30,032	1,575	Loxo Oncology, Inc.(Æ)(Ñ)	26,347	1,034
Capital Senior Living Corp.(Æ)	216,533	3,610	Magellan Health, Inc.(Æ)	36,100	2,706
Cardiovascular Systems, Inc.(Æ)	47,953	1,184	Masimo Corp.(Æ)	9,000	662
Catalent, Inc.(Æ)	8,200	219	Medidata Solutions, Inc.(Æ)	10,813	536
Chemed Corp.	42,589	7,074	Medpace Holdings, Inc.(Æ)(Ñ)	12,280	428
Clovis Oncology, Inc.(Æ)	9,330	605	Meridian Bioscience, Inc.	30,718	402
Coherus Biosciences, Inc.(Æ)	22,240	620	Minerva Neurosciences, Inc.(Æ)(Ñ)	44,436	471
ConforMIS, Inc.(Æ)(Ñ)	31,164	259	Molina Healthcare, Inc.(Æ)	53,959	3,061
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ)	99,359	666	Momenta Pharmaceuticals, Inc.(Æ)	55,369	1,046
Corcept Therapeutics, Inc.(Æ)	89,724	638	Myriad Genetics, Inc.(Æ)(Ñ)	54,400	880
CorVel Corp.(Æ)	59,987	2,300	NanoString Technologies, Inc.(Æ)	31,201	563
CryoLife, Inc.(Æ)	45,562	866	National HealthCare Corp.	10,252	767
Cutera, Inc.(Æ)	48,248	893	National Research Corp. Class A	8,674	151
Cynosure, Inc. Class A(Æ)(Ñ)	120,063	6,411	Natus Medical, Inc.(Æ)	13,546	529
Cytokinetics, Inc.(Æ)	68,023	711	Nektar Therapeutics(Æ)	22,674	275
CytomX Therapeutics, Inc.(Æ)	21,842	254	Neogen Corp.(Æ)	26,409	1,744
Depomed, Inc.(Æ)	44,474	805	NeoGenomics, Inc.(Æ)(Ñ)	369,069	2,975
Dimension Therapeutics, Inc.(Æ)	15,452	30	Nevro Corp.(Æ)	18,733	1,630
Endocyte, Inc.(Æ)	13,900	31	Nobilis Health Corp.(Æ)(Ñ)	142,635	307
Ensign Group, Inc. (The)	251,136	5,108	NuVasive, Inc.(Æ)	55,055	3,896
Epizyme, Inc.(Æ)	22,325	234	Omnicell, Inc.(Æ)	10,174	365
Exact Sciences Corp.(Æ)(Ñ)	24,873	471	Orthofix International NV(Æ)	12,229	439
Exactech, Inc.(Æ)	23,134	570	Owens & Minor, Inc.	62,659	2,248
Exelixis, Inc.(Æ)	42,512	770	PAREXEL International Corp.(Æ)	7,027	498
FibroGen, Inc.(Æ)	19,672	446	Penumbra, Inc.(Æ)(Ñ)	29,834	2,135
Flexion Therapeutics, Inc.(Æ)	27,025	524	PharMerica Corp.(Æ)	1,200	30
Foundation Medicine, Inc.(Æ)(Ñ)	16,247	318	PRA Health Sciences, Inc.(Æ)	34,608	2,028
GenMark Diagnostics, Inc.(Æ)	61,764	749	Prestige Brands Holdings, Inc.(Æ)	135,099	7,128
Genomic Health, Inc.(Æ)	10,439	287	Prothena Corp. PLC(Æ)(Ñ)	5,369	263
Glaukos Corp.(Æ)	91,809	3,784	PTC Therapeutics, Inc.(Æ)	10,200	134
Globus Medical, Inc. Class A(Æ)	58,461	1,541	Quality Systems, Inc.(Æ)	25,595	384
Halozyme Therapeutics, Inc.(Æ)(Ñ)	20,420	236	REGENXBIO, Inc.(Æ)(Ñ)	28,184	521
HealthSouth Corp.	85,195	3,307	Revance Therapeutics, Inc.(Æ)(Ñ)	8,290	166
Heska Corp.(Æ)	72,328	5,759	Rigel Pharmaceuticals, Inc.(Æ)	90,608	188
Horizon Pharma PLC(Æ)	8,763	143	RTI Surgical, Inc.(Æ)	63,076	205
ICU Medical, Inc.(Æ)	11,862	1,626	Sage Therapeutics, Inc.(Æ)	9,371	450
Ignyta, Inc.(Æ)	10,600	52	Sarepta Therapeutics, Inc.(Æ)	7,591	236
Immunomedics, Inc.(Æ)(Ñ)	159,384	717	SciClone Pharmaceuticals, Inc.(Æ)	37,965	385
INC Research Holdings, Inc. Class A(Æ)	49,178	2,606	SeaSpine Holdings Corp.(Æ)	1,489	11
Infinity Pharmaceuticals, Inc.(Æ)	34,500	71	Select Medical Holdings Corp.(Æ)	30,491	380
Inogen, Inc.(Æ)	65,775	4,234	Spark Therapeutics, Inc.(Æ)	3,264	206
Inovio Pharmaceuticals, Inc.(Æ)(Ñ)	41,192	272	Spectranetics Corp. (The)(Æ)	31,108	804
Insmed, Inc.(Æ)	31,594	467	Steris PLC	61,901	4,384
Integra LifeSciences Holdings Corp.(Æ)	104,386	4,356	Supernus Pharmaceuticals, Inc.(Æ)	189,246	5,119
Intercept Pharmaceuticals, Inc.(Æ)(Ñ)	12,907	1,417	SurModics, Inc.(Æ)	16,757	405
Intersect ENT, Inc.(Æ)	31,530	426	Synergy Pharmaceuticals, Inc.(Æ)	298,239	2,109
Intra-Cellular Therapies, Inc. Class A(Æ)	18,665	270	Tabula Rasa HealthCare, Inc.(Æ)	31,000	436
Invacare Corp.	51,882	597	TESARO, Inc.(Æ)	4,880	795
InVivo Therapeutics Holdings Corp.(Æ)(Ñ)	38,092	181	Tetraphase Pharmaceuticals, Inc.(Æ)	37,164	142
iRhythm Technologies, Inc.(Æ)	1,174	38	Theravance Biopharma, Inc.(Æ)(Ñ)	9,662	289
Juniper Pharmaceuticals, Inc.(Æ)	200	1	Titan Pharmaceuticals, Inc.(Æ)	34,928	152
K2M Group Holdings, Inc.(Æ)	50,189	1,020	Trevena, Inc.(Æ)	50,271	351
Karyopharm Therapeutics, Inc.(Æ)(Ñ)	82,033	849	Trinity Biotech PLC - ADR(Æ)(Ñ)	195,200	1,304
Kindred Healthcare, Inc.	35,100	233	Triple-S Management Corp. Class B(Æ)	59,486	1,137
Kite Pharma, Inc.(Æ)(Ñ)	8,862	452	Ultragenyx Pharmaceutical, Inc.(Æ)	7,730	580
LeMaitre Vascular, Inc.	39,561	898	US Physical Therapy, Inc.	4,563	320
Lexicon Pharmaceuticals, Inc.(Æ)(Ñ)	21,276	305	Utah Medical Products, Inc.	19,838	1,234
LifePoint Health, Inc.(Æ)	6,300	374	Varex Imaging Corp.(Æ)	15,820	455
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	64,760	6,865	Veeva Systems, Inc. Class A(Æ)	28,533	1,208

See accompanying notes which are an integral part of this quarterly report.

44 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Verastem, Inc.(Æ)	32,792	42	Patrick Industries, Inc.(Æ)	33,550	2,743
Voyager Therapeutics, Inc.(Æ)(Ñ)	14,909	178	PGT, Inc.(Æ)	46,538	535
VWR Corp.(Æ)	88,166	2,284	PolyOne Corp.	106,765	3,642
WellCare Health Plans, Inc.(Æ)	3,670	534	Quaker Chemical Corp.	32,244	4,143
Wright Medical Group NV(Æ)(Ñ)	35,288	889	RBC Bearings, Inc.(Æ)	9,596	889
Xencor, Inc.(Æ)	37,484	893	Rentech, Inc.(Æ)	4,200	11
		191,779	Resolute Forest Products, Inc.(Æ)	98,358	541
			Ryerson Holding Corp.(Æ)	20,869	221
Materials and Processing - 6.6%			Schnitzer Steel Industries, Inc. Class A	24,431	578
A Schulman, Inc.	82,994	2,863	Schweitzer-Mauduit International, Inc.	6,507	288
AdvanSix, Inc.(Æ)	39,300	1,010	Sensient Technologies Corp.	6,918	531
AK Steel Holding Corp.(Æ)	66,209	535	Silgan Holdings, Inc.	85,994	5,031
Allegheny Technologies, Inc.(Ñ)	79,389	1,725	Smart Sand, Inc.(Æ)	78,339	1,363
Apogee Enterprises, Inc.(Ñ)	103,976	5,935	Stepan Co.	13,427	1,049
Armstrong Flooring, Inc.(Æ)	169,690	3,569	Stillwater Mining Co.(Æ)	16,110	274
Armstrong World Industries, Inc.(Æ)	105,637	4,220	Summit Materials, Inc. Class A(Æ)	152,948	3,839
Ascent Capital Group, Inc. Class A(Æ)	24,000	372	TimkenSteel Corp.(Æ)	42,961	724
Aspen Aerogels, Inc.(Æ)	5,800	27	Triton International, Ltd.	7,600	185
Atkore International Group, Inc.(Æ)	66,390	1,774	Tronox, Ltd. Class A	267,833	3,353
Balchem Corp.	3,894	332	UFP Technologies, Inc.(Æ)	22,249	555
Belden, Inc.	7,656	585	United States Lime & Minerals, Inc.	2,660	202
Cabot Microelectronics Corp.	32,933	2,223	Universal Forest Products, Inc.	3,632	369
Caesarstone, Ltd.(Æ)	8,001	243	US Concrete, Inc.(Æ)(Ñ)	120,910	7,920
Carpenter Technology Corp.	86,852	3,476	US Silica Holdings, Inc.	7,919	468
Century Aluminum Co.(Æ)	46,771	720	Valvoline, Inc.(Ñ)	37,560	869
Chase Corp.	10,507	925	Veritiv Corp.(Æ)	1,600	90
Chemours Co. (The)	19,248	509	Verso Corp. Class A(Æ)	149,081	1,206
Cliffs Natural Resources, Inc.(Æ)	51,120	448	Versum Materials, Inc.(Æ)	134,010	3,746
Coeur Mining, Inc.(Æ)	12,761	149			121,725
Comfort Systems USA, Inc.	108,882	3,686
Compass Minerals International, Inc.(Ñ)	55,393	4,631	Producer Durables - 15.5%
Emerge Energy Services, LP(Æ)(Ñ)	64,090	1,150	AAR Corp.	75,913	2,428
Ferroglobe PLC	280,380	2,947	ABM Industries, Inc.	4,500	182
FutureFuel Corp.	60,322	784	ACCO Brands Corp.(Æ)	262,191	3,343
GCP Applied Technologies, Inc.(Æ)	11,459	309	Advanced Energy Industries, Inc.(Æ)	91,183	5,365
Gibraltar Industries, Inc.(Æ)	17,777	780	Advisory Board Co. (The)(Æ)	12,440	566
Haynes International, Inc.	37,292	1,533	Aerovironment, Inc.(Æ)	23,933	627
HB Fuller Co.	8,577	423	AGCO Corp.	3,900	245
Headwaters, Inc.(Æ)	10,090	234	Air Lease Corp. Class A	5,000	182
Hi-Crush Partners, LP(Æ)(Ñ)	36,696	725	Air Transport Services Group, Inc.(Æ)	204,662	3,301
Huntsman Corp.	40,171	819	Allied Motion Technologies, Inc.	84,049	1,852
Huttig Building Products, Inc.(Æ)	179,780	1,210	Altra Industrial Motion Corp.	21,581	805
Innospec, Inc.	24,301	1,734	American Superconductor Corp.(Æ)(Ñ)	17,399	122
Interface, Inc. Class A	175,963	3,203	ArcBest Corp.	55,939	1,768
ITT, Inc.	105,965	4,331	Ardmore Shipping Corp.(Ñ)	119,900	881
JELD-WEN Holding, Inc.(Æ)	22,271	603	Argan, Inc.	38,901	2,869
KapStone Paper and Packaging Corp.	10,839	260	Astec Industries, Inc.	12,755	893
Kraton Corp.(Æ)	10,430	280	Atlas Air Worldwide Holdings, Inc.(Æ)	24,287	1,281
Kronos Worldwide, Inc.(Ñ)	206,651	2,732	Babcock & Wilcox Co. (The)(Æ)	308,511	12,800
Landec Corp.(Æ)	51,600	650	Babcock & Wilcox Enterprises, Inc.(Æ)	265,963	4,426
Lawson Products, Inc.(Æ)	2,100	54	Barrett Business Services, Inc.	11,129	669
Louisiana-Pacific Corp.(Æ)	20,375	390	Brink's Co. (The)	60,111	2,675
LSI Industries, Inc.	8,830	84	Bristow Group, Inc.	18,200	321
Masonite International Corp.(Æ)	43,033	2,866	CAI International, Inc.(Æ)	41,666	672
Materion Corp.	37,901	1,489	CBIZ, Inc.(Æ)	252,640	3,310
Neenah Paper, Inc.	34,328	2,820	CEB, Inc.(Æ)	49,328	3,771
NewMarket Corp.	7,355	3,171	Celadon Group, Inc.	208,062	1,581
Northwest Pipe Co.(Æ)	4,900	94	Chart Industries, Inc.(Æ)	32,016	1,242
Olin Corp.	14,140	371	Commercial Vehicle Group, Inc.(Æ)	57,600	343
Olympic Steel, Inc.	15,859	357	Control4 Corp.(Æ)	30,330	327

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 45

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Convergys Corp.	23,617	586	KLX, Inc.(Æ)	30,111	1,475
Costamare, Inc.	89,200	474	Knight Transportation, Inc.	16,484	551
Covanta Holding Corp.	329,408	5,303	Korn & Ferry International	161,935	4,704
Covenant Transportation Group, Inc. Class			Kornit Digital, Ltd.(Æ)	31,951	530
A(Æ)	35,849	772	Kratos Defense & Security Solutions, Inc.
CPI Aerostructures, Inc.(Æ)(Ñ)	60,432	532	(Æ)(Ñ)	210,111	1,731
CRA International, Inc.	26,901	894	Layne Christensen Co.(Æ)(Ñ)	63,581	663
Cubic Corp.	5,800	276	Liquidity Services, Inc.(Æ)	42,300	412
Curtiss-Wright Corp.	26,385	2,587	Littelfuse, Inc.	32,555	5,134
CyberOptics Corp.(Æ)	28,949	1,042	Lydall, Inc.(Æ)	21,702	1,324
Deluxe Corp.	60,162	4,383	Manitex International, Inc.(Æ)	15,900	138
DHT Holdings, Inc.	258,800	1,214	Manitowoc Co., Inc. (The)(Æ)	172,367	1,177
Douglas Dynamics, Inc.	29,778	1,007	Manitowoc Foodservice, Inc.(Æ)	77,857	1,493
Ducommun, Inc.(Æ)	18,000	533	ManpowerGroup, Inc.	3,800	363
DXP Enterprises, Inc.(Æ)	25,193	953	Marten Transport, Ltd.	50,981	1,165
Dycom Industries, Inc.(Æ)	19,871	1,603	MasTec, Inc.(Æ)	159,106	5,927
Echo Global Logistics, Inc.(Æ)	34,320	815	MAXIMUS, Inc.	78,495	4,328
EMCOR Group, Inc.	37,020	2,580	Maxwell Technologies, Inc.(Æ)(Ñ)	65,195	310
EnerSys	22,100	1,723	McGrath RentCorp	95,019	3,637
Engility Holdings, Inc.(Æ)	26,400	774	Mobile Mini, Inc.	37,951	1,235
Essendant, Inc.(Æ)	82,269	1,719	Modine Manufacturing Co.(Æ)	50,580	688
Exponent, Inc.	53,255	3,091	Moog, Inc. Class A(Æ)	27,593	1,818
Ferroglobe Representation and Warranty			MYR Group, Inc.(Æ)	48,266	1,857
Insurance Trust(Æ)	98,500	—	Navigant Consulting, Inc.(Æ)	32,512	803
Flir Systems, Inc.	67,050	2,369	Navios Maritime Acquisition Corp.	67,329	125
Forward Air Corp.	39,904	1,923	Navistar International Corp.(Æ)	20,400	556
FreightCar America, Inc.	226,612	3,275	NV5 Global, Inc.(Æ)	96,362	3,927
Frontline, Ltd.(Ñ)	16,100	112	Old Dominion Freight Line, Inc.	23,899	2,110
G&K Services, Inc. Class A	42,901	4,121	On Assignment, Inc.(Æ)	85,721	3,881
GATX Corp.(Ñ)	5,604	324	Orion Group Holdings, Inc.(Æ)	286,506	3,008
Gener8 Maritime, Inc.(Æ)	27,300	138	OSI Systems, Inc.(Æ)	23,072	1,723
Generac Holdings, Inc.(Æ)	20,600	829	Overseas Shipholding Group, Inc. Class A	19,500	96
Genesee & Wyoming, Inc. Class A(Æ)	32,905	2,480	PAM Transportation Services, Inc.(Æ)	13,569	316
Granite Construction, Inc.	53,992	3,031	Park-Ohio Holdings Corp.	3,781	170
Great Lakes Dredge & Dock Corp.(Æ)	602,900	3,135	Polar Power, Inc.(Æ)	69,470	575
Greenbrier Cos., Inc.(Ñ)	32,085	1,404	Powell Industries, Inc.	14,014	539
H&E Equipment Services, Inc.	33,220	859	Power Solutions International, Inc.(Æ)(Ñ)	8,500	63
Harsco Corp.(Æ)	164,443	2,195	Primoris Services Corp.	143,338	3,558
Healthcare Services Group, Inc.(Ñ)	115,221	4,580	Quad/Graphics, Inc.	27,553	722
HEICO Corp.	69,255	5,329	Quanta Services, Inc.(Æ)	86,575	3,107
Heidrick & Struggles International, Inc.	25,205	563	Rand Logistics, Inc.(Æ)	61,800	58
Herman Miller, Inc.	8,319	260	Rexnord Corp.(Æ)	32,006	707
Houston Wire & Cable Co.	17,000	125	Ritchie Bros Auctioneers, Inc.(Ñ)	127,478	4,135
Hub Group, Inc. Class A(Æ)	33,090	1,468	RPX Corp. Class A(Æ)	109,955	1,194
Hudson Technologies, Inc.(Æ)	469,759	3,410	RR Donnelley & Sons Co.	276,186	4,737
Huron Consulting Group, Inc.(Æ)	55,690	2,523	Rush Enterprises, Inc. Class A(Æ)	9,900	324
Hyster-Yale Materials Handling, Inc.	21,931	1,349	Ryder System, Inc.	41,047	3,185
ICF International, Inc.(Æ)	45,624	2,372	Saia, Inc.(Æ)	15,999	769
Information Services Group, Inc.(Æ)	651,097	2,149	Scorpio Bulkers, Inc.(Æ)	106,660	763
InnerWorkings, Inc.(Æ)(Ñ)	411,309	3,953	Scorpio Tankers, Inc.	443,600	1,699
Insperity, Inc.	16,161	1,156	Ship Finance International, Ltd.(Ñ)	29,681	445
Integrated Electrical Services, Inc.(Æ)	38,402	749	SkyWest, Inc.	121,226	4,291
International Seaways, Inc.(Æ)	6,499	113	Solazyme, Inc.(Æ)(Ñ)	252,373	245
Itron, Inc.(Æ)	1,800	111	Spartan Motors, Inc.	88,201	697
John Bean Technologies Corp.	33,015	2,851	Spirit Airlines, Inc.(Æ)	11,400	616
Kaman Corp. Class A	27,120	1,370	SPX Corp.(Æ)	16,100	402
KBR, Inc.	454,315	7,728	SPX FLOW, Inc.(Æ)	22,981	802
Kelly Services, Inc. Class A	55,737	1,248	Standex International Corp.	17,582	1,533
Kennametal, Inc.	24,682	882	StealthGas, Inc.(Æ)	213,920	832
Kimball International, Inc. Class B	100,038	1,674	Strattec Security Corp.	4,625	142

See accompanying notes which are an integral part of this quarterly report.

46 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
SuperCom, Ltd.(Æ)(Ñ)	130,863	459	Comtech Telecommunications Corp.	68,335	733
Swift Transportation Co. Class A(Æ)(Ñ)	86,419	1,973	Cornerstone OnDemand, Inc.(Æ)	134,396	5,469
Sykes Enterprises, Inc.(Æ)	55,272	1,544	CSG Systems International, Inc.	3,914	189
Team, Inc.(Æ)	83,663	2,811	CTS Corp.	142,243	3,058
Teledyne Technologies, Inc.(Æ)	13,195	1,621	Cypress Semiconductor Corp.	165,966	1,958
Terex Corp.	88,261	2,807	Daktronics, Inc.	49,100	499
Tetra Tech, Inc.	32,686	1,428	Diebold, Inc.(Ñ)	289,334	7,870
Textainer Group Holdings, Ltd.	73,376	1,057	Digi International, Inc.(Æ)	96,261	1,256
Titan Machinery, Inc.(Æ)	113,670	1,570	Digimarc Corp.(Æ)(Ñ)	14,150	374
TopBuild Corp.(Æ)	18,616	691	DSP Group, Inc.(Æ)	29,800	323
TriMas Corp.(Æ)	34,530	735	Ebix, Inc.(Ñ)	8,897	494
Triumph Group, Inc.	43,500	1,164	Electro Scientific Industries, Inc.(Æ)	68,034	447
TrueBlue, Inc.(Æ)	4,800	119	Ellie Mae, Inc.(Æ)	5,958	493
Tutor Perini Corp.(Æ)	142,613	4,250	EMCORE Corp.	186,413	1,678
USA Truck, Inc.(Æ)	20,600	174	EPAM Systems, Inc.(Æ)	5,918	381
Vectrus, Inc.(Æ)	19,669	443	ePlus, Inc.(Æ)	13,105	1,468
WageWorks, Inc.(Æ)	53,876	3,887	Everbridge, Inc.(Æ)(Ñ)	9,175	169
WESCO International, Inc.(Æ)	2,100	148	Evolent Health, Inc. Class A(Æ)(Ñ)	81,547	1,484
Xerium Technologies, Inc.(Æ)	6,808	35	Exar Corp.(Æ)	294,220	3,016
		284,297	Extreme Networks, Inc.(Æ)	169,303	936
			Fabrinet(Æ)	10,198	430
Technology - 15.8%			Finisar Corp.(Æ)	24,000	710
3D Systems Corp.(Æ)(Ñ)	16,372	270	FireEye, Inc.(Æ)(Ñ)	401,124	5,435
A10 Networks, Inc.(Æ)	58,034	463	Five9, Inc.(Æ)	600,595	9,285
Acacia Communications, Inc.(Æ)(Ñ)	17,719	1,031	FormFactor, Inc.(Æ)	65,259	812
ACI Worldwide, Inc.(Æ)	57,340	1,112	Gigamon, Inc.(Æ)	21,990	729
Acxiom Corp.(Æ)	227,548	5,939	GrubHub, Inc.(Æ)	40,064	1,665
ADTRAN, Inc.	229,585	5,028	GSI Group, Inc.(Æ)	37,159	830
Advanced Micro Devices, Inc.(Æ)	55,770	578	GTT Communications, Inc.(Æ)	143,950	4,067
Aerohive Networks, Inc.(Æ)	256,900	1,472	Guidance Software, Inc.(Æ)(Ñ)	5,901	43
Airgain, Inc.(Æ)	110,882	1,927	Harmonic, Inc.(Æ)	355,525	1,884
Alpha & Omega Semiconductor, Ltd.(Æ)	31,363	638	Hortonworks, Inc.(Æ)(Ñ)	117,457	1,139
Ambarella, Inc.(Æ)(Ñ)	23,590	1,170	IAC InterActive Corp(Æ)	23,830	1,640
Amkor Technology, Inc.(Æ)	42,700	402	Ichor Holdings, Ltd.(Æ)	55,605	859
Applied Optoelectronics, Inc.(Æ)	75,687	2,328	II-VI, Inc.(Æ)	58,729	2,144
ARC Document Solutions, Inc.(Æ)	284,465	1,340	Immersion Corp.(Æ)	54,090	557
Aspen Technology, Inc.(Æ)	28,802	1,530	Imperva, Inc.(Æ)	20,200	843
Asure Software, Inc.(Æ)	43,313	459	Infinera Corp.(Æ)	85,715	772
Autobytel, Inc.(Æ)	106,012	1,458	Inphi Corp.(Æ)	11,468	525
Avid Technology, Inc.(Æ)	101,970	546	Insight Enterprises, Inc.(Æ)	4,632	172
Axcelis Technologies, Inc.(Æ)	46,833	712	InterDigital, Inc.	3,265	305
AXT, Inc.(Æ)	311,106	1,789	InterXion Holding NV(Æ)	19,216	738
Bazaarvoice, Inc.(Æ)	494,006	2,322	iRobot Corp.(Æ)	24,922	1,509
Bel Fuse, Inc. Class B	19,687	626	Ixia(Æ)	37,576	731
Benchmark Electronics, Inc.(Æ)	100,176	3,065	Jive Software, Inc.(Æ)	21,900	83
Brightcove, Inc.(Æ)	8,900	64	Key Tronic Corp.(Æ)	9,093	72
Brooks Automation, Inc.	59,347	1,034	KEYW Holding Corp. (The)(Æ)(Ñ)	283,933	2,842
CalAmp Corp.(Æ)	389,267	5,847	Kimball Electronics, Inc.(Æ)	100,159	1,713
Calix, Inc.(Æ)	78,314	564	Kulicke & Soffa Industries, Inc.(Æ)	10,200	179
Callidus Software, Inc.(Æ)	385,661	7,115	KVH Industries, Inc.(Æ)	12,711	132
Carbonite, Inc.(Æ)	281,880	4,862	Leaf Group, Ltd.(Æ)	22,595	157
Castlight Health, Inc. Class B(Æ)	30,125	93	Leidos Holdings, Inc.	50,551	2,443
Cavium, Inc.(Æ)	103,534	6,855	Liberty Expedia Holdings, Inc. Class A(Æ)	48,855	2,150
CEVA, Inc.(Æ)	92,255	3,261	Liberty Interactive Corp.(Æ)	136,347	5,952
Ciber, Inc.(Æ)	612,600	264	Limelight Networks, Inc.(Æ)	58,884	129
Cognex Corp.	43,945	2,969	Lionbridge Technologies, Inc.(Æ)	212,020	1,213
Coherent, Inc.(Æ)	29,292	4,620	LogMeIn, Inc.	10,741	1,161
Cohu, Inc.	193,619	2,556	Lumentum Holdings, Inc.(Æ)	209,180	7,938
CommerceHub, Inc.(Æ)	221,632	3,237	ManTech International Corp. Class A	35,437	1,380
CommVault Systems, Inc.(Æ)	59,859	2,939	Marin Software, Inc.(Æ)	45,831	103

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 47

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Match Group, Inc.(Æ)(Ñ)	85,692	1,488	Syntel, Inc.	42,198	889
Mercury Systems, Inc.(Æ)	47,964	1,617	Tech Data Corp.(Æ)	22,500	1,925
Methode Electronics, Inc.	38,169	1,605	TechTarget, Inc.(Æ)	70,580	622
MicroStrategy, Inc. Class A(Æ)	10,270	2,067	TeleNav, Inc.(Æ)	200,028	1,780
Mindbody Inc. Class A(Æ)(Ñ)	49,816	1,213	Tessera Holding Corp.	121,790	5,505
MobileIron, Inc.(Æ)	53,034	231	Tremor Video, Inc.(Æ)	30,450	74
Model N, Inc.(Æ)	77,670	683	TrueCar, Inc.(Æ)(Ñ)	119,291	1,569
Nanometrics, Inc.(Æ)	23,887	614	TTM Technologies, Inc.(Æ)	167,005	2,477
NCI, Inc. Class A	3,300	42	Tyler Technologies, Inc.(Æ)	4,451	650
NETGEAR, Inc.(Æ)	12,800	728	Ultra Clean Holdings(Æ)	126,255	1,582
NIC, Inc.	96,287	2,321	Ultratech, Inc.(Æ)	70,200	1,820
NICE-Systems, Ltd. - ADR	9,375	658	Unisys Corp.(Æ)(Ñ)	72,759	935
NII Holdings, Inc.(Æ)(Ñ)	29,063	82	Varonis Systems, Inc.(Æ)	90,842	2,716
Nimble Storage, Inc.(Æ)(Ñ)	121,800	1,044	Veeco Instruments, Inc.(Æ)	49,527	1,275
NVE Corp.	12,678	984	Viavi Solutions, Inc.(Æ)	280,940	2,514
Oclaro, Inc.(Æ)	152,364	1,495	Virtusa Corp.(Æ)	15,789	402
ON Semiconductor Corp.(Æ)	24,900	332	Vocera Communications, Inc.(Æ)	100,804	2,092
Ooma, Inc.(Æ)	98,810	954	Wix.com, Ltd.(Æ)	23,108	1,214
Orbotech, Ltd.(Æ)	99,992	3,489	Xcerra Corp.(Æ)	195,400	1,481
Paycom Software, Inc.(Æ)(Ñ)	5,208	241	Zynga, Inc. Class A(Æ)	405,000	1,021
PC Connection, Inc.	40,745	1,112			289,433
PC-Telephone, Inc.	7,800	45
PDF Solutions, Inc.(Æ)	418,738	9,426	Utilities - 3.0%
Perficient, Inc.(Æ)(Å)	73,790	1,308	8x8, Inc.(Æ)	86,582	1,372
Perficient, Inc.(Æ)	33,377	592	ALLETE, Inc.	22,500	1,470
Photronics, Inc.(Æ)	66,159	761	American States Water Co.	89,480	3,917
Plexus Corp.(Æ)	12,222	664	Avista Corp.	8,015	310
Power Integrations, Inc.	49,109	3,487	Black Hills Corp.	5,000	313
Proofpoint, Inc.(Æ)(Ñ)	51,020	4,090	Boingo Wireless, Inc.(Æ)	295,686	3,460
Q2 Holdings, Inc.(Æ)	84,273	2,676	Chesapeake Utilities Corp.	13,400	876
QAD, Inc. Class A	76,347	2,206	Comstock Resources, Inc.(Æ)(Ñ)	129,901	1,617
Quantenna Communications, Inc.(Æ)	34,459	648	Dynegy, Inc. Class A(Æ)	137,443	1,313
Quantum Corp.(Æ)	698,172	621	El Paso Electric Co.	23,393	1,074
RADCOM, Ltd.(Æ)(Ñ)	82,887	1,562	Evolution Petroleum Corp.	81,607	710
Radisys Corp.(Æ)	161,572	713	Extraction Oil & Gas, Inc.(Æ)(Ñ)	56,600	1,014
Rambus, Inc.(Æ)	83,350	1,082	FairPoint Communications, Inc.(Æ)	16,915	313
Rapid7, Inc.(Æ)	8,900	111	Gogo, Inc.(Æ)(Ñ)	71,673	656
RealPage, Inc.(Æ)	88,637	2,712	Hawaiian Telcom Holdco, Inc.(Æ)	5,200	129
RetailMeNot, Inc.(Æ)	62,299	564	Idacorp, Inc.	4,640	371
Revolution Lighting Technologies, Inc.(Æ)(Ñ)	64,670	425	IDT Corp. Class B	7,982	153
Rightside Group, Ltd.(Æ)	13,700	116	Iridium Communications, Inc.(Æ)(Ñ)	79,395	802
Rudolph Technologies, Inc.(Æ)	80,209	1,841	j2 Global, Inc.	82,359	6,902
Sanmina Corp.(Æ)	52,919	2,061	Laclede Group, Inc. (The)	5,156	335
ScanSource, Inc.(Æ)	24,744	979	MGE Energy, Inc.	2,811	179
Science Applications International Corp.	25,660	2,089	Northwest Natural Gas Co.	36,418	2,145
Seachange International, Inc.(Æ)	69,900	169	NorthWestern Corp.	32,871	1,877
Semtech Corp.(Æ)	10,708	353	NRG Yield, Inc. Class A	204,376	3,321
Shopify, Inc. Class A(Æ)(Ñ)	23,362	1,187	ONE Gas, Inc.	18,800	1,215
ShoreTel, Inc.(Æ)	199,799	1,389	PNM Resources, Inc.	92,252	3,173
Sierra Wireless, Inc.(Æ)	50,800	892	Portland General Electric Co.	75,622	3,298
Sigma Designs, Inc.(Æ)	78,272	477	Pure Cycle Corp.(Æ)(Å)	221,800	1,142
Silicom, Ltd.	10,113	370	Resolute Energy Corp.(Æ)(Ñ)	29,692	1,366
Silicon Laboratories, Inc.(Æ)	18,430	1,202	South Jersey Industries, Inc.	134,110	4,426
Silicon Motion Technology Corp. - ADR	19,720	771	Spok Holdings, Inc.	17,843	367
Silver Spring Networks, Inc.(Æ)	12,000	153	Telephone & Data Systems, Inc.	5,600	172
Sonus Networks, Inc.(Æ)	110,937	708	US Cellular Corp.(Æ)	7,750	346
Stratasys, Ltd.(Æ)(Ñ)	30,000	592	Vistra Energy Corp.	326,280	5,289
Super Micro Computer, Inc.(Æ)	33,325	881			55,423
Synaptics, Inc.(Æ)	2,940	166
SYNNEX Corp.	29,542	3,550

See accompanying notes which are an integral part of this quarterly report.

48 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)

		Principal		Fair
		Amount ($) or		Value
		Shares		$
	Total Common Stocks
	(cost $1,441,366)			1,753,783

	Warrants & Rights - 0.0%
	TETRA Technologies, Inc.(Æ)
	2021 Warrant	69,900		126

	Total Warrants & Rights
	(cost $—)			126

	Short-Term Investments - 4.8%
	U.S. Cash Management Fund	82,615,905	(8)	82,632
	United States Treasury Bills
	1.105% due 02/23/17(~)	4,100		4,099
	0.498% due 05/11/17(~)	600		599
	Total Short-Term Investments
	(cost $87,325)			87,330

	Other Securities - 6.4%
	U.S. Cash Collateral Fund(×)	118,323,656	(8)	118,324
	Total Other Securities
	(cost $118,324)			118,324

	Total Investments 106.6%
	(identified cost $1,647,015)			1,959,563

	Other Assets and Liabilities, Net
-	(6.6%)			(120,635)
	Net Assets - 100.0%			1,838,928

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 49

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
Perficient, Inc.	12/09/11	73,790	7.72	570	1,308
Pure Cycle Corp.	09/10/13	221,800	5.16	1,144	1,142
					2,450
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts
Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Russell 2000 Mini Index Futures	1,202	USD	81,706	03/17	(805)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(805)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$222,445	$—	$—	$—	$222,445
Consumer Staples	67,174	—	—	—	67,174
Energy	72,361	—	—	—	72,361
Financial Services	449,146	—	—	—	449,146
Health Care	191,779	—	—	—	191,779
Materials and Processing	121,725	—	—	—	121,725
Producer Durables	284,297	—	—	—	284,297
Technology	289,433	—	—	—	289,433
Utilities	55,423	—	—	—	55,423
Warrants & Rights	—	—	126	—	126
Short-Term Investments	—	4,698	—	82,632	87,330
Other Securities	—	—	—	118324	118,324
Total Investments	1,753,783	4,698	126	200,956	1,959,563

Other Financial Instruments

Liabilities
Futures Contracts	(805)	—	—	—	(805)
Total Other Financial Instruments*	$(805)	$—	$—	$—	$(805)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

50 Russell U.S. Small Cap Equity Fund

Russell Investment Company
Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund 51

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 90.5%			Bermuda - 0.2%
Australia - 2.3%			XL Group, Ltd.	143,675	5,398
AGL Energy, Ltd.	62,826	1,077
Aristocrat Leisure, Ltd.	113,600	1,311	Brazil - 0.7%
Astro Japan Property Group(ö)	4,612	22	Ambev SA - ADR	367,517	1,981
Australia & New Zealand Banking			Embraer SA - ADR(Æ)	245,300	5,607
Group, Ltd. - ADR	247,074	5,499	Itau Unibanco Holding SA - ADR	447,134	5,281
Bendigo & Adelaide Bank, Ltd.	36,358	345	Petroleo Brasileiro SA - ADR(Æ)(Ñ)	440,994	4,525
BGP Holdings PLC(Å)(Æ)	559,805	32			17,394
BlueScope Steel, Ltd.	122,900	1,048
Caltex Australia, Ltd.	139,700	3,027	Canada - 4.3%
			Bank of Montreal	151,398	11,452
Coca-Cola Amatil, Ltd.	281,100	2,081
			Bank of Nova Scotia (The)	224,066	13,390
Commonwealth Bank of Australia - ADR	99,552	6,178
			BCE, Inc.	29,400	1,325
CSL, Ltd.	52,300	4,469	Brookfield Asset Management, Inc. Class
CSR, Ltd.	608,200	2,033	A(Ñ)	131,910	4,562
Downer EDI, Ltd.	285,470	1,338	CAE, Inc.	108,000	1,534
JB Hi-Fi, Ltd.	2,800	59	Canadian Imperial Bank of Commerce	116,677	9,936
Metcash, Ltd.(Æ)	358,200	572	Canadian National Railway Co.	70,190	4,880
Mineral Resources, Ltd.	14,900	139	Canadian Natural Resources, Ltd.	118,500	3,582
Mirvac Group(ö)	546,100	840	Canadian Tire Corp., Ltd. Class A	19,800	2,106
National Australia Bank, Ltd. - ADR	149,568	3,422	Capital Power Corp.	23,900	453
Northern Star Resources, Ltd.	440,900	1,293	Cascades, Inc.	28,400	259
Orica, Ltd.	80,207	1,143	Cogeco Communications, Inc.	6,500	355
OZ Minerals, Ltd.	201,312	1,369	Element Fleet Management Corp.	137,699	1,339
Qantas Airways, Ltd.	266,100	687	Emera, Inc.	5,344	187
QBE Insurance Group, Ltd.	880,600	8,329	Encana Corp.	283,400	3,617
Regis Resources, Ltd.	118,200	289	Fortis, Inc.	14,100	453
Rio Tinto, Ltd. - ADR	102,392	5,168	George Weston, Ltd.	62,200	5,305
Sandfire Resources NL	368,479	1,835	Granite Real Estate Investment Trust(ö)	21,900	747
Telstra Corp., Ltd.	165,485	627	Hydro One, Ltd.(Þ)	94,426	1,745
Wesfarmers, Ltd.(Æ)	28,104	856	Loblaw Cos., Ltd.	148,808	7,821
Westpac Banking Corp.	97,723	2,341	Magna International, Inc. Class A	28,700	1,241
Whitehaven Coal, Ltd.(Æ)	260,900	563	Manulife Financial Corp.	360,000	6,903
		57,992	National Bank of Canada	21,600	932
Austria - 0.3%			Power Corp. of Canada	93,757	2,200
Erste Group Bank AG	290,731	8,855	RioCan Real Estate Investment Trust(ö)	47,100	941
			Royal Bank of Canada - GDR	65,086	4,680
Belgium - 1.2%			Seven Generations Energy, Ltd. Class
Ageas	10,525	451	A(Æ)	82,949	1,658
Anheuser-Busch InBev SA	125,406	13,077	Sun Life Financial, Inc.	20,900	825
Colruyt SA	17,701	867	Suncor Energy, Inc.	105,849	3,283
Elia System Operator SA	21,991	1,097	Teck Resources, Ltd. Class B	38,142	935
Groupe Bruxelles Lambert SA	24,995	2,130	TFI International, Inc.(Æ)	81,700	2,211
KBC Groep NV	96,460	6,268	Toronto Dominion Bank	135,850	7,037
Sofina SA	13,630	1,850	West Fraser Timber Co., Ltd.	8,500	290
					108,184
UCB SA	76,697	5,297
		31,037	Cayman Islands - 0.4%
			Jacobson Pharma Corp., Ltd.	198,000	46

See accompanying notes which are an integral part of this quarterly report.

52 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Melco Crown Entertainment, Ltd. - ADR	224,193	3,775	Engie SA	450,565	5,393
Tencent Holdings, Ltd.	267,400	6,977	Eurazeo SA	67,012	4,126
		10,798	Faurecia	172,611	7,508
China - 0.7%			GDF Suez(Å)(Æ)	55,671	—
Alibaba Group Holding, Ltd. - ADR(Æ)	90,394	9,158	Gecina SA(ö)	8,913	1,148
China Shenhua Energy Co., Ltd. Class H	1,561,000	3,305	Hermes International	6,481	2,821
Lenovo Group, Ltd.	6,188,000	4,059	Legrand SA - ADR	32,511	1,897
		16,522	L'Oreal SA	57,977	10,557
			LVMH Moet Hennessy Louis Vuitton
Colombia - 0.1%			SE - ADR	24,450	4,948
Ecopetrol SA - ADR(Æ)(Ñ)	228,100	2,144	Natixis SA	501,844	2,984
Czech Republic - 0.0%			Orange SA - ADR	55,852	867
Komercni Banka AS	22,500	796	Pernod Ricard SA	42,480	4,981
			Peugeot SA(Æ)	306,459	5,711
Denmark - 1.2%			Publicis Groupe SA - ADR	200,402	13,769
AP Moller - Maersk A/S Class A	412	659		75,026	6,772
			Renault SA
AP Moller - Maersk A/S Class B	412	690		218,719	3,811
			Rexel SA Class H
Carlsberg A/S Class B	15,083	1,363		205,402	16,733
			Sanofi - ADR
Danske Bank A/S	237,947	7,940		259,535	18,599
			Schneider Electric SE
DSV A/S	156,818	7,615		66,740	2,265
			SCOR SE - ADR
GN Store Nord A/S	51,990	1,161		161,282	7,910
			Societe Generale SA
NKT Holding A/S	29,290	2,262		11,000	1,179
			Teleperformance - GDR
Novo Nordisk A/S Class B	84,257	3,047		38,510	3,612
			Thales SA
Pandora A/S	46,244	6,069		385,248	19,518
			Total SA
		30,806
			Vallourec SA(Æ)	1,102,014	7,881
Finland - 0.4%			Veolia Environnement SA	54,000	921
Fortum OYJ	8,602	138	Vinci SA	67,762	4,766
Kone OYJ Class B	87,758	3,976	Wendel SA	13,798	1,633
Sampo OYJ Class A	46,881	2,179			246,751
Stora Enso OYJ Class R	120,710	1,374	Germany - 6.7%
UPM-Kymmene OYJ	23,386	532		53,199	8,358
			adidas AG
Valmet OYJ	135,670	2,147		36,083	6,107
			Allianz SE
		10,346
			BASF SE	2,083	201
France - 9.7%			Bayer AG	246,709	27,265
Air Liquide SA Class A	102,481	11,088	Bayerische Motoren Werke AG	12,486	1,131
Airbus Group SE	153,338	10,413	Beiersdorf AG	47,313	4,179
Alstom SA(Æ)	4,800	137	Continental AG	30,505	5,935
Atos SE	4,497	479	Covestro AG(Þ)	14,550	1,090
AXA SA	143,938	3,544	Daimler AG	31,946	2,403
BNP Paribas SA	303,803	19,483	Deutsche Bank AG(Æ)	161,035	3,196
Bouygues SA - ADR	296,891	10,842	Deutsche Boerse AG	164,852	15,170
Casino Guichard Perrachon SA	33,075	1,785	Deutsche Lufthansa AG	275,481	3,668
Christian Dior SE	16,177	3,478	Deutsche Telekom AG	299,176	5,219
Cie de Saint-Gobain	192,300	9,470	Deutsche Wohnen AG	116,927	3,826
Credit Agricole SA	707,709	9,402	Fresenius SE & Co. KGaA	19,808	1,563
Danone SA	44,711	2,807	HeidelbergCement AG	58,044	5,584
Dassault Systemes	19,520	1,513	Henkel AG & Co. KGaA	7,243	765

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 53

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Infineon Technologies AG - ADR	330,225	6,051	Tata Consultancy Services, Ltd.	78,432	2,579
Lanxess AG	13,140	953			10,206
Linde AG	46,271	7,516	Ireland - 1.1%
MAN SE	22,612	2,343	CRH PLC	402,189	14,058
Merck KGaA	23,651	2,594	James Hardie Industries PLC	301,032	4,701
Metro AG	34,600	1,180	Ryanair Holdings PLC - ADR(Æ)	50,718	4,243
MTU Aero Engines AG	10,296	1,232	Willis Towers Watson PLC	42,754	5,350
Muenchener Rueckversicherungs-					28,352
Gesellschaft AG in Muenchen	51,925	9,741
ProSiebenSat.1 Media SE	37,663	1,602	Israel - 0.5%
SAP SE - ADR	75,756	6,908	Bank Hapoalim BM	498,123	3,010
Siemens AG	124,962	15,671	Bank Leumi Le-Israel BM(Æ)	105,208	435
			Check Point Software Technologies, Ltd.
Software AG	77,592	2,787
			(Æ)	31,668	3,128
Talanx AG	176,067	6,041	Teva Pharmaceutical Industries, Ltd.
Uniper SE(Æ)	124,000	1,760	- ADR	220,000	7,355
Vonovia SE	23,064	755			13,928
Zalando SE(Æ)(Þ)	172,849	6,828	Italy - 2.5%
		169,622
			Davide Campari-Milano SpA	601,230	6,034
Hong Kong - 2.2%			Enel SpA	4,397,436	18,385
AIA Group, Ltd.	2,047,369	12,682	ENI SpA - ADR	1,662,001	25,640
Cheung Kong Infrastructure Holdings,			Italgas SpA(Æ)	110,301	420
Ltd.	233,000	1,874
			Luxottica Group SpA	17,094	918
Cheung Kong Property Holdings, Ltd.	472,000	3,099
			Parmalat SpA	307,920	994
China Mobile, Ltd.	466,500	5,303
			Snam Rete Gas SpA	551,507	2,101
CLP Holdings, Ltd.	51,500	504
			Telecom Italia SpA(Æ)	9,378,225	7,698
Global Brands Group Holding, Ltd.(Æ)	5,485,164	688
			Terna Rete Elettrica Nazionale SpA	54,729	240
Great Eagle Holdings, Ltd.	49,000	223
			UniCredit SpA	8,870	242
Guangdong Investment, Ltd.	2,685,600	3,324			62,672
Guoco Group, Ltd.	17,000	192
Hang Seng Bank, Ltd.	42,700	870	Japan - 16.8%
			Adastria Co., Ltd.	40,400	1,086
HKT Trust & HKT, Ltd.	125,000	174
			Alps Electric Co., Ltd.	218,600	5,807
Hongkong Land Holdings, Ltd.	269,800	1,821
			Aozora Bank, Ltd.	691,000	2,517
Hysan Development Co., Ltd.	345,000	1,572
			Astellas Pharma, Inc.	821,500	10,983
Kerry Properties, Ltd.	1,064,000	3,006
			Canon, Inc.	147,100	4,356
Li & Fung, Ltd.	1,865,164	809
			Central Japan Railway Co.	17,400	2,809
MTR Corp., Ltd.	131,500	669
			Chubu Electric Power Co., Inc.	297,500	3,952
New World Development Co., Ltd.	3,541,000	4,079
			Coca-Cola West Co., Ltd.	58,600	1,698
NewOcean Energy Holdings, Ltd.	1,288,000	349
Semiconductor Manufacturing			Dai-ichi Life Holdings, Inc.	300,025	5,447
International Corp.(Æ)	2,088,200	2,859	Daikin Industries, Ltd.	55,400	5,487
Swire Properties, Ltd.	697,000	1,965	Daito Trust Construction Co., Ltd.	22,200	3,101
WH Group, Ltd.(Þ)	7,221,500	5,477	DeNA Co., Ltd.	27,200	607
Wheelock & Co., Ltd.	816,000	4,968	Denso Corp.	86,500	3,742
		56,507	DIC Corp.	43,200	1,337
India - 0.4%			East Japan Railway Co.	7,200	651
HDFC Bank, Ltd. - ADR	74,092	5,107	Eisai Co., Ltd.	126,400	7,025
Housing Development Finance Corp.,			FANUC Corp.	20,700	4,051
Ltd.	125,156	2,520		2,159,000	12,735
			Fuji Electric Co., Ltd.

See accompanying notes which are an integral part of this quarterly report.

54 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Fuji Heavy Industries, Ltd.	48,600	1,945	Morinaga Milk Industry Co., Ltd.	318,000	2,193
Fuji Media Holdings, Inc.	144,400	2,090	MS&AD Insurance Group Holdings, Inc.	9,400	315
FUJIFILM Holdings Corp.	73,500	2,843	Nexon Co., Ltd.	11,300	172
Fujitsu, Ltd.	2,711,000	15,751	NH Foods, Ltd.	84,000	2,284
Gunma Bank, Ltd. (The)	248,000	1,352	Nidec Corp.	51,800	4,852
Hankyu Hanshin Holdings, Inc.	17,100	579	Nintendo Co., Ltd.	24,000	4,888
Hazama Ando Corp.	25,300	176	Nippon Suisan Kaisha, Ltd.	275,000	1,352
Hitachi, Ltd.	1,355,000	7,736	Nippon Telegraph & Telephone Corp.	274,000	12,093
Hokuhoku Financial Group, Inc.	79,300	1,357	Nippon Television Holdings, Inc.	18,800	341
Honda Motor Co., Ltd.	521,770	15,578	Nishimatsu Construction Co., Ltd.	34,000	170
Hoya Corp.	163,500	7,105	Nissan Motor Co., Ltd.	112,200	1,109
Ibiden Co., Ltd.	19,400	276	Nissin Electric Co., Ltd.	13,100	157
Idemitsu Kosan Co., Ltd.	27,600	852	Nitori Holdings Co., Ltd.	32,800	3,664
IHI Corp.	3,022,000	8,132	Nomura Holdings, Inc.	706,700	4,384
Iida Group Holdings Co., Ltd.	168,800	3,154	Noritake Co., Ltd.	600	15
Inpex Corp.	834,100	8,165	NTN Corp.	109,000	460
Isuzu Motors, Ltd.	875,500	11,746	NTT DOCOMO, Inc.	270,300	6,465
ITOCHU Corp.	260,800	3,586	Obayashi Road Corp.	25,700	155
Iyo Bank, Ltd. (The)	130,000	871	Oki Electric Industry Co., Ltd.	9,400	135
Japan Airlines Co., Ltd.	10,000	319	Okinawa Cellular Telephone Co.	2,900	91
Japan Display, Inc.(Ñ)	620,000	1,671	Olympus Corp.	111,800	3,844
Japan Petroleum Exploration Co., Ltd.	14,700	329	Ono Pharmaceutical Co., Ltd.	216,800	4,434
Japan Post Bank Co., Ltd.	425,000	5,162	Open House Co., Ltd.	51,600	1,205
Japan Post Holdings Co., Ltd.	415,800	5,217	ORIX Corp.	226,600	3,407
Japan Tobacco, Inc.	136,100	4,382	Osaka Gas Co., Ltd.	963,000	3,598
JTEKT Corp.	20,300	333	Recruit Holdings Co., Ltd.	7,400	324
JX Holdings, Inc.	503,900	2,370	Resona Holdings, Inc.	302,000	1,634
Kansai Electric Power Co., Inc. (The)(Æ)	19,000	202	Rohm Co., Ltd.	80,700	5,153
Kao Corp.	81,700	4,045	Round One Corp.	201,100	1,447
KDDI Corp.	52,500	1,407	Saizeriya Co., Ltd.	46,200	1,066
Keihanshin Building Co., Ltd.	40,100	213	Sanken Electric Co., Ltd.(Æ)	301,000	1,409
Keyence Corp.	13,400	5,197	Secom Co., Ltd.	8,200	591
Komatsu, Ltd.	188,400	4,475	Sega Sammy Holdings, Inc.	23,400	367
Kubota Corp.	123,400	1,961	Seino Holdings Co., Ltd.	41,400	477
Kyocera Corp.	49,200	2,555	Shimamura Co., Ltd.	29,800	3,899
Kyushu Electric Power Co., Inc.	37,800	420	Shin-Etsu Chemical Co., Ltd.	19,900	1,713
Marubeni Corp.	945,300	5,740	Shinko Electric Industries Co., Ltd.	18,100	138
Mitsubishi Chemical Holdings Corp.	260,400	1,815	SMC Corp.	19,800	5,398
Mitsubishi Electric Corp.	8,000	122	SoftBank Corp.	5,300	406
Mitsubishi Tanabe Pharma Corp.	9,500	192	Sojitz Corp.	309,000	794
Mitsubishi UFJ Financial Group, Inc.	1,959,200	12,523	Sompo Japan Nipponkoa Holdings, Inc.	82,700	2,989
Mitsui & Co., Ltd.	118,600	1,735	Sony Corp.	578,300	17,577
Mitsui Chemicals, Inc.	219,000	1,029	Sumitomo Corp.	1,087,000	13,602
Mitsui Mining & Smelting Co., Ltd.	50,000	140	Sumitomo Electric Industries, Ltd.	25,600	372
Mitsui OSK Lines, Ltd.	462,000	1,466	Sumitomo Mitsui Financial Group, Inc.	324,900	12,752
Mixi, Inc.	76,300	3,298	Sumitomo Mitsui Trust Holdings, Inc.	47,600	1,775
Mizuho Financial Group, Inc.	2,791,000	5,180	Sumitomo Osaka Cement Co., Ltd.	1,319,000	5,297

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 55

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Takeuchi Manufacturing Co., Ltd.	33,100	705	Wolters Kluwer NV	11,816	453
Terumo Corp.	132,900	4,895	Yandex NV Class A(Æ)	223,278	5,167
Toho Gas Co., Ltd.	298,000	2,220			118,632
Tohoku Electric Power Co., Inc.	328,700	3,998	Norway - 0.3%
Tokyo Electric Power Co. Holdings, Inc.
			DNB ASA	21,698	363
(Æ)	1,777,800	6,800
			Norway Royal Salmon ASA	1	—
Tokyo Electron, Ltd.	4,800	496
			Salmar ASA Class A	56,000	1,584
Tokyo Gas Co., Ltd.	155,000	685
			Telenor ASA	264,316	4,194
Toppan Printing Co., Ltd.	45,000	441
			TGS Nopec Geophysical Co. ASA - ADR	46,720	1,120
Toshiba Plant Systems & Services Corp.	45,600	686
Toyota Motor Corp.	198,200	11,465			7,261
Trend Micro, Inc.	127,300	4,929	Portugal - 0.4%
Tsumura & Co.	34,500	1,009	Energias de Portugal SA	987,877	2,866
West Japan Railway Co.	71,900	4,678	Galp Energia SGPS SA Class B	572,394	8,446
					11,312
YA-MAN, Ltd.	2,800	160
		428,313	Russia - 0.4%
Jersey - 0.5%			Evraz PLC(Æ)	493,967	1,389
Centamin PLC	1,285,634	2,539	Gazprom PJSC - ADR	1,858,912	9,215
					10,604
Delphi Automotive PLC	15,554	1,090
Glencore PLC(Æ)	1,902,318	7,834	Singapore - 1.3%
Shire PLC - ADR	7,380	413	DBS Group Holdings, Ltd.	409,896	5,501
		11,876	Jardine Cycle & Carriage, Ltd.	182,300	5,354
Luxembourg - 0.2%			Oversea-Chinese Banking Corp., Ltd.	219,100	1,461
Aperam SA	24,344	1,150	Singapore Telecommunications, Ltd.	371,154	1,020
Samsonite International SA	1,032,900	3,243	United Overseas Bank, Ltd.	625,100	9,285
		4,393	Wilmar International, Ltd.	3,070,500	8,455

Macao - 0.3%			Yangzijiang Shipbuilding Holdings, Ltd.	3,722,300	2,128
					33,204
Sands China, Ltd.	1,930,400	8,527
			South Korea - 1.9%
Netherlands - 4.7%			Hana Financial Group, Inc.	182,135	5,392
ABN AMRO Group NV(Þ)	173,629	4,088
			Hankook Tire Co., Ltd.(Æ)	104,234	5,079
Aegon NV	2,525,805	13,695
			NAVER Corp.	6,564	4,285
AerCap Holdings NV(Æ)	94,756	4,195
			POSCO	46,750	10,862
Akzo Nobel NV	54,116	3,676
			Samsung Electronics Co., Ltd.	9,656	16,386
ASM International NV	1,610	79
			Shinhan Financial Group Co., Ltd.	189,237	7,487
ASML Holding NV	35,889	4,377			49,491
BE Semiconductor Industries NV	10,450	378
Fugro NV(Æ)	13,470	212	Spain - 1.7%
			ACS Actividades de Construccion y
Heineken NV	47,072	3,528	Servicios SA	4,248	131
ING Groep NV	2,040,005	29,276	Aena SA(Þ)	18,909	2,748
Koninklijke KPN NV	1,823,304	5,255	Amadeus IT Group SA Class A	71,492	3,305
Koninklijke Philips NV	303,844	8,922	Banco de Sabadell SA - ADR	4,036,098	6,094
Mobileye NV(Æ)	138,344	5,943	Corp. Financiera Alba SA	3,200	150
NN Group NV	232,168	8,223	Endesa SA - ADR	112,417	2,316
NXP Semiconductors NV(Æ)	24,708	2,418	Gas Natural SDG SA	16,762	323
Randstad Holding NV	72,745	4,238	Iberdrola SA(Ñ)	756,571	4,779
Royal Dutch Shell PLC Class A	534,077	14,509	Industria de Diseno Textil SA	232,374	7,677

See accompanying notes which are an integral part of this quarterly report.

56 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Red Electrica Corp. SA	93,764	1,677	Swiss Life Holding AG(Æ)	38,034	11,520
Repsol SA - ADR	433,970	6,421	Swiss Re AG	54,816	5,112
Tecnicas Reunidas SA	5,530	220	UBS Group AG(Æ)	1,447,833	23,452
Telefonica SA - ADR	694,300	6,718	Zurich Insurance Group AG	21,764	6,252
		42,559			188,646
Sweden - 1.4%			Taiwan - 0.6%
Assa Abloy AB Class B	414,602	7,867	Catcher Technology Co., Ltd.	499,000	4,081
Atlas Copco AB Class A	194,435	6,258	Hon Hai Precision Industry Co., Ltd.	1,278,710	3,433
Electrolux AB	199,818	5,325	Taiwan Semiconductor Manufacturing
			Co., Ltd. - ADR	132,054	4,082
Fastighets AB Balder Class B(Æ)	90,117	1,848
			Teco Electric and Machinery Co., Ltd.	4,047,700	3,651
Hennes & Mauritz AB Class B	93,432	2,681
L E Lundbergforetagen AB Class B	13,582	876			15,247
Melker Schorling AB	10,727	671	Thailand - 0.2%
Nordea Bank AB	312,076	3,777	Bangkok Bank PCL	276,900	1,428
Skandinaviska Enskilda Banken AB			Charoen Pokphand Foods PCL	3,012,200	2,434
Class A	183,158	2,061			3,862
SKF AB Class B	193,210	3,897
Svenska Cellulosa AB SCA Class B	20,130	607	United Kingdom - 16.7%
			3i Group PLC	859,576	7,586
Svenska Handelsbanken AB Class A	50,207	751
			Amec Foster Wheeler PLC - GDR	439,999	2,473
Svenska Handelsbanken AB Class B	17,299	259
			Anglo American PLC(Æ)	150,240	2,576
		36,878	Antofagasta PLC	1,401,678	14,758
Switzerland - 7.4%			Aviva PLC	1,098,811	6,611
ABB, Ltd.	553,445	13,140	Barclays PLC	2,976,199	8,247
Actelion, Ltd.(Æ)	13,471	3,503	Barratt Developments PLC	314,700	1,896
Allreal Holding AG(Æ)	7,047	1,070	BHP Billiton PLC	531,202	9,637
Banque Cantonale Vaudoise	2,751	1,878	BP PLC	1,969,802	11,798
Basellandschaftliche Kantonalbank	264	244	BP PLC - ADR	122,800	4,418
Berner Kantonalbank AG	731	135	British American Tobacco PLC	227,206	14,009
BKW AG	12,943	654	BT Group PLC	190,890	731
Cie Financiere Richemont SA	60,944	4,732	Centrica PLC	170,800	483
Coca-Cola HBC AG - ADR(Æ)	60,060	1,371	CNH Industrial NV	971,703	8,626
Credit Suisse Group AG(Æ)	1,031,261	15,655	CNH Industrial NV(Ñ)	239,400	2,145
Georg Fischer AG	2,889	2,375	Cobham PLC	2,504,500	4,280
Graubuendner Kantonalbank	89	129	Coca-Cola European Partners PLC	235,500	8,132
Helvetia Holding AG	7,889	4,455	Compass Group PLC	440,424	7,836
IWG PLC	493,600	1,551	Dairy Crest Group PLC	832,749	6,238
Julius Baer Group, Ltd.(Æ)	173,494	8,132	Dart Group PLC	89,159	573
Kuehne & Nagel International AG	7,023	958	Diageo PLC	203,230	5,656
Lonza Group AG(Æ)	33,582	6,160	Dialog Semiconductor PLC(Æ)	23,400	1,089
Luzerner Kantonalbank AG	638	264	Direct Line Insurance Group PLC	326,170	1,460
Nestle SA	321,629	23,522	DS Smith PLC Class F	2,458,115	13,754
Novartis AG	241,546	17,817	Experian PLC	87,860	1,692
Partners Group Holding AG	3,564	1,798	Fiat Chrysler Automobiles NV(Æ)	1,816,800	20,015
Roche Holding AG	122,701	28,916	GlaxoSmithKline PLC - ADR	1,314,054	25,379
Sonova Holding AG	2,226	294	HSBC Holdings PLC	2,179,417	18,549
St. Galler Kantonalbank AG	1,332	539	Hunting PLC(Æ)	219,330	1,539
STMicroelectronics NV	228,642	3,018	Imperial Tobacco Group PLC	478,245	22,174

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 57

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Inchcape PLC	174,022	1,577	Preferred Stocks - 0.6%
			Germany - 0.6%
Indivior PLC	184,636	689
			Henkel AG & Co. KGaA		26,159		3,191
J Sainsbury PLC	41,600	135
			Man SE		2,204		225
Just Eat PLC(Æ)	686,710	4,668
			Volkswagen AG		72,753		11,293
Kingfisher PLC	904,991	3,834					14,709
Land Securities Group PLC(ö)	56,960	712

National Grid PLC	756,183	8,858	Japan - 0.0%
			Shinkin Central Bank Class A		145		298
Persimmon PLC Class A	55,200	1,343
Petrofac, Ltd.	213,220	2,469	Sweden - 0.0%
Prudential PLC	71,575	1,384	Fastighets AB Balder		6,653		239
Reckitt Benckiser Group PLC	170,805	14,668
RELX NV	158,714	2,679	Total Preferred Stocks
			(cost $13,818)				15,246
RELX PLC	74,847	1,344
Rio Tinto PLC	190,310	8,384	Options Purchased - 0.0%
Rolls Royce Holdings PLC(Æ)	784,731	6,592	(Number of Contracts)
			EURO STOXX 50 Index
Royal Bank of Scotland Group PLC(Æ)	3,245,417	9,084	Feb 2017 2,957.19 Put (77,094)	EUR	227,982	(ÿ)	230
Royal Dutch Shell PLC Class A	54,381	1,475	Total Options Purchased
Royal Dutch Shell PLC Class B	97,574	2,763	(cost $7,467)				230
Royal Mail PLC	72,900	378	Short-Term Investments - 8.0%
			United States - 8.0%
RSA Insurance Group PLC	402,481	2,911
			U.S. Cash Management Fund		174,315,162	(8)	174,350
Sage Group PLC (The)	191,500	1,478	United States Treasury Bills
Severn Trent PLC Class H	11,857	340	0.464% due 03/30/17(~)		14,500		14,490
Smith & Nephew PLC	254,537	3,804	0.496% due 05/11/17(~)		3,100		3,096
Smiths Group PLC	82,392	1,559	0.464% due 07/13/17(~)		10,300		10,272
Standard Chartered PLC(Æ)	1,017,025	9,910					202,208
Subsea 7 SA(Æ)	259,695	3,541	Total Short-Term Investments
TechnipFMC PLC(Æ)	266,008	8,718	(cost $202,196)				202,208
Tesco PLC(Æ)	4,996,525	12,200	Other Securities 0.3%
Travis Perkins PLC	877,707	16,082	U.S. Cash Collateral - Fund(×)		8,899,304	(8)	8,899
Unilever NV	220,031	8,896	Total Other Securities
Unilever PLC	111,122	4,523	(cost $8,899)				8,899
Virgin Money Holdings UK PLC Class A	45,500	179
Vodafone Group PLC	5,531,247	13,521	Total Investments 99.4%
			(identified cost $2,467,754)				2,530,796
Wm Morrison Supermarkets PLC	781,200	2,327
Worldpay Group PLC(Þ)	1,070,113	3,856	Other Assets and Liabilities, Net
WPP PLC	1,024,310	23,807	- 0.6%				14,752
		425,048	Net Assets - 100.0%				2,545,548

United States - 0.8%
Carnival PLC	85,045	4,544
News Corp. Class A	450,550	5,537
Philip Morris International, Inc.	61,109	5,874
Yum China Holdings, Inc.(Æ)	95,342	2,620
Yum! Brands, Inc.	22,509	1,475
		20,050

Total Common Stocks
(cost $2,235,374)		2,304,213

See accompanying notes which are an integral part of this quarterly report.

58 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
BGP Holdings PLC	08/06/09	EUR	559,805	—	—	32
GDF Suez	11/07/05	EUR	55,671	0.01	1	—
						32
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	302	EUR	14,338	02/17	(372)
DAX Index Futures	52	EUR	15,035	03/17	262
EURO STOXX 50 Index Futures	817	EUR	26,422	03/17	(19)
FTSE 100 Index Futures	240	GBP	16,909	03/17	345
Hang Seng Index Futures	37	HKD	43,164	02/17	102
MSCI EAFE Mini Index Futures	290	USD	25,062	03/17	110
S&P/TSX 60 Index Futures	503	CAD	91,284	03/17	752
SPI 200 Index Futures	448	AUD	62,216	03/17	449
TOPIX Index Futures	775	JPY	11,756,750	03/17	1,293
Short Positions
EURO STOXX 50 Index Futures	253	EUR	8,182	03/17	(117)
FTSE 100 Index Futures	642	GBP	45,232	03/17	(1,574)
Hang Seng Index Futures	214	HKD	249,653	02/17	(590)
MSCI Emerging Markets Mini Index Futures	195	USD	8,922	03/17	(212)
S&P 500 E-Mini Index Futures	782	USD	88,933	03/17	(1,644)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,215)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Call	19,274	3,168.42	EUR	61,068	02/17/17	(1,659)
EURO STOXX 50 Index	Put	77,094	2,715.79	EUR	209,371	02/17/17	(21)
Total Liability for Options Written (premiums received $3,516)							(1,680)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	—	$—
Opened	154,587	3,671
Closed	—	—
Expired	(58,219)	(155)
Outstanding January 31, 2017	96,368	$3,516

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	6,802	AUD	9,000	03/15/17	17

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 59

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	498	CAD	654	02/01/17	5
Bank of America	USD	12,414	CHF	12,400	03/15/17	146
Bank of America	USD	72	DKK	500	03/15/17	1
Bank of America	USD	6,209	DKK	43,000	03/15/17	45
Bank of America	USD	213	EUR	199	02/01/17	3
Bank of America	USD	3,197	EUR	3,000	03/15/17	48
Bank of America	USD	31	GBP	25	02/01/17	—
Bank of America	USD	41	GBP	32	02/01/17	—
Bank of America	USD	65	GBP	52	02/01/17	—
Bank of America	USD	8,696	GBP	7,000	03/15/17	118
Bank of America	USD	535	HKD	4,152	02/01/17	—
Bank of America	USD	330	SEK	3,000	03/15/17	14
Bank of America	AUD	2,000	USD	1,508	03/15/17	(7)
Bank of America	CAD	400	USD	304	03/15/17	(4)
Bank of America	CAD	25,000	USD	19,176	03/15/17	(45)
Bank of America	CHF	1,000	USD	987	03/15/17	(26)
Bank of America	EUR	300	USD	318	03/15/17	(7)
Bank of America	EUR	2,000	USD	2,161	03/15/17	(2)
Bank of America	EUR	12,000	USD	12,879	03/15/17	(97)
Bank of America	GBP	300	USD	366	03/15/17	(11)
Bank of America	GBP	1,000	USD	1,233	03/15/17	(26)
Bank of America	JPY	163,759	USD	1,433	02/02/17	(17)
Bank of America	JPY	187,239	USD	1,663	02/03/17	5
Bank of America	JPY	60,000	USD	521	03/15/17	(12)
Bank of America	JPY	1,700,000	USD	15,115	03/15/17	37
Bank of America	SEK	2,000	USD	221	03/15/17	(8)
Bank of America	SGD	50	USD	35	02/03/17	—
Bank of Montreal	AUD	600	USD	443	03/15/17	(11)
Bank of Montreal	CAD	800	USD	603	03/15/17	(12)
Bank of Montreal	EUR	3,000	USD	3,170	03/15/17	(74)
Bank of Montreal	GBP	1,000	USD	1,259	03/15/17	(1)
Bank of Montreal	HKD	2,000	USD	258	03/15/17	—
Bank of Montreal	JPY	140,000	USD	1,200	03/15/17	(42)
BNP Paribas	AUD	1,000	USD	717	03/15/17	(41)
BNP Paribas	CAD	1,200	USD	887	03/15/17	(36)
BNP Paribas	DKK	5,000	USD	719	03/15/17	(9)
BNP Paribas	EUR	2,000	USD	2,092	03/15/17	(71)
BNP Paribas	EUR	2,000	USD	2,138	03/15/17	(25)
BNP Paribas	GBP	1,000	USD	1,225	03/15/17	(34)
BNP Paribas	HKD	3,000	USD	387	03/15/17	—
BNP Paribas	JPY	150,000	USD	1,285	03/15/17	(45)
Brown Brothers Harriman	USD	1,304	AUD	1,800	03/15/17	60
Brown Brothers Harriman	USD	428	CAD	562	02/02/17	3
Brown Brothers Harriman	USD	1,872	CAD	2,500	03/15/17	50
Brown Brothers Harriman	USD	53	EUR	50	02/01/17	1
Brown Brothers Harriman	USD	62	EUR	58	02/01/17	1
Brown Brothers Harriman	USD	90	EUR	83	02/02/17	—
Brown Brothers Harriman	USD	307	EUR	284	02/02/17	—
Brown Brothers Harriman	USD	8,349	EUR	8,000	03/15/17	301
Brown Brothers Harriman	USD	23	GBP	18	02/01/17	—
Brown Brothers Harriman	USD	4,338	GBP	3,500	03/15/17	69
Brown Brothers Harriman	USD	353	HKD	2,735	02/01/17	—
Brown Brothers Harriman	USD	190	HKD	1,475	02/02/17	—
Brown Brothers Harriman	USD	903	HKD	7,000	03/15/17	(1)
Brown Brothers Harriman	USD	1,674	HKD	13,000	03/15/17	2
Brown Brothers Harriman	USD	5,113	JPY	600,000	03/15/17	208
Brown Brothers Harriman	AUD	300	USD	227	03/15/17	(1)
Brown Brothers Harriman	CAD	887	USD	674	02/01/17	(7)

See accompanying notes which are an integral part of this quarterly report.

60 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	EUR	28	USD	30	02/01/17	—
Brown Brothers Harriman	EUR	39	USD	41	02/01/17	—
Brown Brothers Harriman	EUR	88	USD	94	02/01/17	(1)
Brown Brothers Harriman	EUR	98	USD	105	02/01/17	(1)
Brown Brothers Harriman	EUR	102	USD	109	02/01/17	(1)
Brown Brothers Harriman	EUR	67	USD	73	02/02/17	—
Brown Brothers Harriman	GBP	631	USD	788	02/01/17	(6)
Brown Brothers Harriman	HKD	8	USD	1	02/01/17	—
Brown Brothers Harriman	HKD	20	USD	3	02/01/17	—
Brown Brothers Harriman	HKD	16	USD	2	02/02/17	—
Brown Brothers Harriman	HKD	27	USD	4	02/02/17	—
Brown Brothers Harriman	HKD	81	USD	10	02/02/17	—
Brown Brothers Harriman	JPY	397,357	USD	3,449	02/01/17	(70)
Brown Brothers Harriman	SGD	50	USD	35	02/01/17	—
Brown Brothers Harriman	SGD	135	USD	94	02/02/17	(1)
Citibank	USD	826	AUD	1,113	03/15/17	17
Citibank	USD	2,238	AUD	3,000	03/15/17	35
Citibank	USD	7,239	AUD	9,747	03/15/17	145
Citibank	USD	8,675	AUD	11,680	03/15/17	174
Citibank	USD	1,098	CAD	1,458	03/15/17	23
Citibank	USD	10,342	CAD	13,738	03/15/17	220
Citibank	USD	12,060	CAD	16,020	03/15/17	257
Citibank	USD	5,267	EUR	4,883	03/15/17	13
Citibank	USD	1,929	GBP	1,508	03/15/17	(31)
Citibank	USD	8,646	GBP	6,756	03/15/17	(139)
Citibank	USD	4,779	HKD	37,040	03/15/17	(3)
Citibank	USD	2,184	JPY	247,516	03/15/17	11
Citibank	USD	13,592	JPY	1,540,320	03/15/17	70
Citibank	AUD	300	USD	220	03/15/17	(7)
Citibank	AUD	500	USD	373	03/15/17	(6)
Citibank	CAD	500	USD	375	03/15/17	(9)
Citibank	CAD	700	USD	529	03/15/17	(9)
Citibank	EUR	228	USD	246	02/02/17	—
Citibank	EUR	1,000	USD	1,046	03/15/17	(36)
Citibank	EUR	2,000	USD	2,163	03/15/17	—
Citibank	EUR	21,834	USD	23,552	03/15/17	(59)
Citibank	GBP	448	USD	564	02/02/17	(1)
Citibank	GBP	300	USD	374	03/15/17	(4)
Citibank	GBP	600	USD	759	03/15/17	4
Citibank	GBP	8,780	USD	11,236	03/15/17	181
Citibank	HKD	1,000	USD	129	03/15/17	—
Citibank	HKD	1,000	USD	129	03/15/17	—
Citibank	HKD	47,768	USD	6,163	03/15/17	4
Citibank	JPY	80,000	USD	680	03/15/17	(29)
Citibank	JPY	140,000	USD	1,236	03/15/17	(6)
Citibank	JPY	939,200	USD	8,288	03/15/17	(42)
Commonwealth Bank of Australia	USD	224	AUD	300	03/15/17	3
Commonwealth Bank of Australia	USD	381	CAD	500	03/15/17	3
Commonwealth Bank of Australia	USD	2,138	EUR	2,000	03/15/17	26
Commonwealth Bank of Australia	USD	635	GBP	500	03/15/17	(6)
Commonwealth Bank of Australia	USD	129	HKD	1,000	03/15/17	—
Commonwealth Bank of Australia	USD	612	JPY	70,000	03/15/17	9
Goldman Sachs	AUD	200	USD	149	03/15/17	(3)
Goldman Sachs	AUD	600	USD	446	03/15/17	(8)
Goldman Sachs	CAD	300	USD	228	03/15/17	(3)
Goldman Sachs	CAD	1,000	USD	753	03/15/17	(16)
Goldman Sachs	EUR	1,200	USD	1,279	03/15/17	(18)
Goldman Sachs	EUR	3,000	USD	3,230	03/15/17	(14)

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 61

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Goldman Sachs	GBP	300	USD	378	03/15/17	1
Goldman Sachs	GBP	1,000	USD	1,270	03/15/17	11
Goldman Sachs	HKD	1,000	USD	129	03/15/17	—
Goldman Sachs	HKD	2,000	USD	258	03/15/17	—
Goldman Sachs	JPY	50,000	USD	440	03/15/17	(3)
Goldman Sachs	JPY	100,000	USD	881	03/15/17	(6)
HSBC	USD	828	AUD	1,113	03/15/17	15
HSBC	USD	5,827	AUD	8,000	03/15/17	234
HSBC	USD	7,250	AUD	9,747	03/15/17	135
HSBC	USD	8,688	AUD	11,680	03/15/17	162
HSBC	USD	1,098	CAD	1,458	03/15/17	23
HSBC	USD	8,260	CAD	11,000	03/15/17	197
HSBC	USD	10,342	CAD	13,738	03/15/17	220
HSBC	USD	12,060	CAD	16,020	03/15/17	257
HSBC	USD	5,267	EUR	4,883	03/15/17	14
HSBC	USD	38,811	EUR	37,000	03/15/17	1,202
HSBC	USD	1,929	GBP	1,508	03/15/17	(31)
HSBC	USD	8,645	GBP	6,756	03/15/17	(138)
HSBC	USD	12,507	GBP	10,000	03/15/17	84
HSBC	USD	2,576	HKD	20,000	03/15/17	3
HSBC	USD	4,779	HKD	37,040	03/15/17	(3)
HSBC	USD	2,184	JPY	247,516	03/15/17	11
HSBC	USD	6,123	JPY	700,000	03/15/17	85
HSBC	USD	13,590	JPY	1,540,320	03/15/17	71
HSBC	USD	17,876	JPY	2,100,000	03/15/17	750
HSBC	EUR	21,834	USD	23,551	03/15/17	(61)
HSBC	GBP	2,000	USD	2,473	03/15/17	(45)
HSBC	GBP	8,780	USD	11,235	03/15/17	179
HSBC	HKD	47,768	USD	6,163	03/15/17	4
HSBC	JPY	800,000	USD	6,998	03/15/17	(98)
HSBC	JPY	939,200	USD	8,287	03/15/17	(43)
National Australia Bank	USD	828	AUD	1,113	03/15/17	15
National Australia Bank	USD	7,249	AUD	9,747	03/15/17	135
National Australia Bank	USD	8,687	AUD	11,680	03/15/17	162
National Australia Bank	USD	1,098	CAD	1,458	03/15/17	23
National Australia Bank	USD	10,346	CAD	13,738	03/15/17	216
National Australia Bank	USD	12,064	CAD	16,020	03/15/17	253
National Australia Bank	USD	5,270	EUR	4,883	03/15/17	11
National Australia Bank	USD	1,926	GBP	1,508	03/15/17	(27)
National Australia Bank	USD	8,629	GBP	6,756	03/15/17	(123)
National Australia Bank	USD	4,779	HKD	37,040	03/15/17	(3)
National Australia Bank	USD	2,184	JPY	247,516	03/15/17	11
National Australia Bank	USD	13,593	JPY	1,540,320	03/15/17	68
National Australia Bank	EUR	21,834	USD	23,562	03/15/17	(49)
National Australia Bank	GBP	8,780	USD	11,215	03/15/17	159
National Australia Bank	HKD	47,768	USD	6,163	03/15/17	4
National Australia Bank	JPY	939,200	USD	8,289	03/15/17	(41)
Royal Bank of Canada	USD	223	AUD	300	03/15/17	4
Royal Bank of Canada	USD	828	AUD	1,113	03/15/17	15
Royal Bank of Canada	USD	7,251	AUD	9,747	03/15/17	134
Royal Bank of Canada	USD	8,689	AUD	11,680	03/15/17	161
Royal Bank of Canada	USD	228	CAD	300	03/15/17	3
Royal Bank of Canada	USD	1,098	CAD	1,458	03/15/17	23
Royal Bank of Canada	USD	1,478	CAD	2,000	03/15/17	59
Royal Bank of Canada	USD	10,344	CAD	13,738	03/15/17	218
Royal Bank of Canada	USD	12,062	CAD	16,020	03/15/17	254
Royal Bank of Canada	USD	526	EUR	500	03/15/17	15
Royal Bank of Canada	USD	1,060	EUR	1,000	03/15/17	21

See accompanying notes which are an integral part of this quarterly report.

62 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	5,224	EUR	5,000	03/15/17	183
Royal Bank of Canada	USD	5,268	EUR	4,883	03/15/17	13
Royal Bank of Canada	USD	504	GBP	400	03/15/17	—
Royal Bank of Canada	USD	1,929	GBP	1,508	03/15/17	(30)
Royal Bank of Canada	USD	2,455	GBP	2,000	03/15/17	63
Royal Bank of Canada	USD	8,642	GBP	6,756	03/15/17	(135)
Royal Bank of Canada	USD	129	HKD	1,000	03/15/17	—
Royal Bank of Canada	USD	4,779	HKD	37,040	03/15/17	(3)
Royal Bank of Canada	USD	872	JPY	100,000	03/15/17	15
Royal Bank of Canada	USD	2,184	JPY	247,516	03/15/17	11
Royal Bank of Canada	USD	13,591	JPY	1,540,320	03/15/17	70
Royal Bank of Canada	AUD	2,000	USD	1,439	03/15/17	(76)
Royal Bank of Canada	EUR	21,834	USD	23,555	03/15/17	(56)
Royal Bank of Canada	GBP	8,780	USD	11,231	03/15/17	176
Royal Bank of Canada	HKD	47,768	USD	6,163	03/15/17	4
Royal Bank of Canada	JPY	939,200	USD	8,287	03/15/17	(43)
Standard Chartered	USD	225	AUD	300	03/15/17	3
Standard Chartered	USD	828	AUD	1,113	03/15/17	15
Standard Chartered	USD	7,250	AUD	9,747	03/15/17	134
Standard Chartered	USD	8,689	AUD	11,680	03/15/17	161
Standard Chartered	USD	381	CAD	500	03/15/17	3
Standard Chartered	USD	1,098	CAD	1,458	03/15/17	23
Standard Chartered	USD	10,344	CAD	13,738	03/15/17	218
Standard Chartered	USD	12,063	CAD	16,020	03/15/17	255
Standard Chartered	USD	1,281	EUR	1,200	03/15/17	16
Standard Chartered	USD	5,268	EUR	4,883	03/15/17	12
Standard Chartered	USD	508	GBP	400	03/15/17	(4)
Standard Chartered	USD	1,929	GBP	1,508	03/15/17	(31)
Standard Chartered	USD	8,646	GBP	6,756	03/15/17	(139)
Standard Chartered	USD	155	HKD	1,200	03/15/17	—
Standard Chartered	USD	4,779	HKD	37,040	03/15/17	(3)
Standard Chartered	USD	524	JPY	60,000	03/15/17	9
Standard Chartered	USD	2,183	JPY	247,516	03/15/17	12
Standard Chartered	USD	13,587	JPY	1,540,320	03/15/17	74
Standard Chartered	EUR	21,834	USD	23,556	03/15/17	(56)
Standard Chartered	GBP	8,780	USD	11,237	03/15/17	181
Standard Chartered	HKD	47,768	USD	6,163	03/15/17	3
Standard Chartered	JPY	939,200	USD	8,285	03/15/17	(45)
State Street	USD	—	AUD	—	02/01/17	—
State Street	USD	83	AUD	112	02/01/17	1
State Street	USD	235	AUD	310	02/01/17	—
State Street	USD	316	AUD	426	02/01/17	7
State Street	USD	31	CAD	43	02/01/17	2
State Street	USD	119	CAD	189	02/01/17	26
State Street	USD	299	CAD	393	02/01/17	3
State Street	USD	3,026	CAD	3,978	02/01/17	31
State Street	USD	138	CAD	181	02/02/17	1
State Street	USD	1,313	CAD	1,722	02/02/17	11
State Street	USD	399	EUR	394	02/01/17	27
State Street	USD	19	GBP	3	02/01/17	(15)
State Street	USD	408	GBP	327	02/01/17	3
State Street	USD	107	GBP	85	02/02/17	—
State Street	USD	619	GBP	500	03/15/17	11
State Street	USD	637	GBP	500	03/15/17	(7)
State Street	USD	—	HKD	—	02/01/17	—
State Street	USD	—	HKD	—	02/01/17	—
State Street	USD	228	HKD	1,770	02/01/17	—
State Street	USD	480	HKD	3,727	02/02/17	—

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 63

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	1,594	HKD	12,366	02/02/17	—
State Street	USD	2,639	HKD	20,451	03/15/17	(1)
State Street	USD	467	JPY	55,080	02/01/17	20
State Street	USD	1,163	JPY	142,545	02/01/17	99
State Street	USD	141	NOK	1,162	02/01/17	—
State Street	USD	4,735	SEK	43,000	03/15/17	191
State Street	AUD	548	USD	414	02/01/17	(2)
State Street	AUD	74	USD	56	02/02/17	—
State Street	AUD	400	USD	286	03/15/17	(17)
State Street	AUD	400	USD	298	03/15/17	(5)
State Street	CAD	400	USD	302	03/15/17	(6)
State Street	CAD	500	USD	369	03/15/17	(15)
State Street	CHF	921	USD	928	02/01/17	(3)
State Street	CHF	16,320	USD	16,253	03/15/17	(276)
State Street	DKK	55,500	USD	8,045	03/15/17	(27)
State Street	EUR	46	USD	41	02/01/17	(8)
State Street	EUR	173	USD	185	02/01/17	(2)
State Street	EUR	2,000	USD	2,154	03/15/17	(9)
State Street	EUR	4,000	USD	4,195	03/15/17	(131)
State Street	EUR	7,709	USD	8,311	03/15/17	(26)
State Street	GBP	1	USD	4	02/01/17	3
State Street	GBP	400	USD	508	03/15/17	5
State Street	GBP	800	USD	983	03/15/17	(24)
State Street	HKD	—	USD	—	02/01/17	—
State Street	HKD	—	USD	—	02/01/17	—
State Street	HKD	2	USD	—	02/02/17	—
State Street	HKD	13	USD	2	02/02/17	—
State Street	HKD	1,000	USD	129	03/15/17	—
State Street	HKD	2,000	USD	258	03/15/17	—
State Street	ILS	854	USD	226	02/01/17	—
State Street	ILS	396	USD	105	02/02/17	—
State Street	JPY	181,276	USD	1,576	02/01/17	(30)
State Street	JPY	111,836	USD	984	02/02/17	(6)
State Street	JPY	80,996	USD	720	02/03/17	2
State Street	JPY	93,548	USD	826	02/03/17	(3)
State Street	JPY	80,000	USD	705	03/15/17	(5)
State Street	JPY	200,000	USD	1,710	03/15/17	(64)
State Street	NOK	80,400	USD	9,589	03/15/17	(162)
State Street	SGD	2,876	USD	2,021	02/01/17	(20)
State Street	SGD	117	USD	82	02/02/17	(1)
State Street	SGD	51	USD	37	02/03/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						6,690

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$57,960	$32	$—	$57,992
Austria	—	8,855	—	—	8,855
Belgium	—	31,037	—	—	31,037
Bermuda	5,398	—	—	—	5,398

See accompanying notes which are an integral part of this quarterly report.

64 Russell International Developed Markets Fund

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Brazil	17,394	—	—	—	17,394
Canada	108,184	—	—	—	108,184
Cayman Islands	3,775	7,023	—	—	10,798
China	9,158	7,364	—	—	16,522
Colombia	2,144	—	—	—	2,144
Czech Republic	—	796	—	—	796
Denmark	—	30,806	—	—	30,806
Finland	—	10,346	—	—	10,346
France	—	246,751	—	—	246,751
Germany	—	169,622	—	—	169,622
Hong Kong	—	56,507	—	—	56,507
India	5,107	5,099	—	—	10,206
Ireland	9,593	18,759	—	—	28,352
Israel	10,483	3,445	—	—	13,928
Italy	—	62,672	—	—	62,672
Japan	298	428,015	—	—	428,313
Jersey	1,090	10,786	—	—	11,876
Luxembourg	—	4,393	—	—	4,393
Macao	—	8,527	—	—	8,527
Netherlands	17,723	100,909	—	—	118,632
Norway	—	7,261	—	—	7,261
Portugal	—	11,312	—	—	11,312
Russia	—	10,604	—	—	10,604
Singapore	—	33,204	—	—	33,204
South Korea	—	49,491	—	—	49,491
Spain	—	42,559	—	—	42,559
Sweden	—	36,878	—	—	36,878
Switzerland	1,551	187,095	—	—	188,646
Taiwan	4,082	11,165	—	—	15,247
Thailand	—	3,862	—	—	3,862
United Kingdom	23,413	401,635	—	—	425,048
United States	15,506	4,544	—	—	20,050
Preferred Stocks	—	15,246	—	—	15,246
Options Purchased	—	230	—	—	230
Short-Term Investments	—	27,858	—	174,350	202,208
Other Securities	—	—	—	8,899	8,899
Total Investments	234,899	2,112,616	32	183,249	2,530,796

Other Financial Instruments
Assets
Futures Contracts	3,313	—	—	—	3,313
Foreign Currency Exchange Contracts	256	9,792	—	—	10,048
Liabilities

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund 65

Russell Investment Company
Russell International Developed Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Futures Contracts	(4,528)	—	—	—	(4,528)
Options Written	—	(1,680)	—	—	(1,680)
Foreign Currency Exchange Contracts	(197)	(3,161)	—	—	(3,358)
Total Other Financial Instruments*	$(1,156)	$4,951	$—	$—	$3,795

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.
Amounts in thousands

Fair Value
Sector Exposure	$
Consumer Discretionary	317,666
Consumer Staples	184,289
Energy	171,263
Financial Services	607,200
Health Care	187,726
Materials and Processing	214,923
Options Purchased	230
Producer Durables	280,423
Technology	205,969
Utilities	150,000
Short-Term Investments	202,208
Other Securities	8,899
Total Investments	2,530,796

See accompanying notes which are an integral part of this quarterly report.

66 Russell International Developed Markets Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.4%			China - 0.3%
Australia - 0.5%			Alibaba Group Holding, Ltd. - ADR(Æ)	75,222	7,621
AGL Energy, Ltd.	11,493	197	China Hongxing Sports, Ltd.(Å)(Æ)	6,320,000	—
APA Group	14,694	94			7,621
AusNet Services(Æ)	531,567	637
Australia & New Zealand Banking			Denmark - 0.2%
Group, Ltd. - ADR	59,687	1,328	Pandora A/S	45,061	5,913
Caltex Australia, Ltd.	11,262	244
CSL, Ltd.	14,391	1,230	Finland - 0.8%
Scentre Group(ö)	318,011	1,061	Caverion Corp.(Ñ)	189,245	1,522
Telstra Corp., Ltd.	187,122	709	Kone OYJ Class B	131,846	5,974
Washington H Soul Pattinson & Co.,			Konecranes OYJ	184,789	7,273
Ltd.(Ñ)	67,491	797	Neste OYJ	55,370	1,930
Woodside Petroleum, Ltd.	57,578	1,373	YIT OYJ	321,800	2,559
WorleyParsons, Ltd.(Æ)	751,300	5,572			19,258
		13,242
			France - 4.7%
Austria - 0.3%			Airbus Group SE	54,059	3,671
Andritz AG	124,700	6,736	BNP Paribas SA	419,242	26,887
			Christian Dior SE	30,968	6,658
Belgium - 0.3%			Cie Generale des Etablissements
Groupe Bruxelles Lambert SA	5,535	472	Michelin Class B	65,500	7,042
Solvay SA	61,495	7,205	Danone SA	240,227	15,080
		7,677	Engie SA	85,023	1,018
			Eurazeo SA	10,635	655
Bermuda - 0.3%			Imerys SA	88,389	7,100
Assured Guaranty, Ltd.	131,075	5,100	Ipsos SA	81,276	2,696
Axis Capital Holdings, Ltd.	8,300	531	Legrand SA - ADR	93,736	5,469
Endurance Specialty Holdings, Ltd.	3,400	315	LVMH Moet Hennessy Louis Vuitton
Hiscox, Ltd.	21,591	279	SE - ADR	50,143	10,150
		6,225	PPR SA	20,064	4,792
			Publicis Groupe SA - ADR	68,396	4,699
Brazil - 0.6%			Renault SA	43,116	3,892
Kroton Educacional SA	925,190	3,967	Sanofi - ADR	19,164	1,561
Petroleo Brasileiro SA - ADR(Æ)	443,471	4,550	Suez Environnement Co.	32,526	493
Vale SA Class B - ADR(Ñ)	551,290	5,612	Total SA	114,827	5,818
		14,129	Veolia Environnement SA	109,754	1,872
			Vinci SA	97,200	6,836
Canada - 1.6%					116,389
Bank of Montreal	77,616	5,871
BCE, Inc.	30,392	1,370	Germany - 4.3%
Brookfield Canada Office Properties(ö)	9,602	229	Allianz SE	101,505	17,180
Canadian Imperial Bank of Commerce	19,920	1,696	BASF SE	64,552	6,246
Canadian National Railway Co.	128,795	8,954	Bayer AG	77,861	8,605
Emera, Inc.	23,600	824	Daimler AG	173,300	13,033
Enbridge, Inc.	13,314	567	Deutsche Lufthansa AG	216,117	2,878
Fortis, Inc.	4,659	150	Deutsche Telekom AG	374,025	6,525
Imperial Oil, Ltd.	93,761	3,083	DMG Mori AG	29,026	1,402
Intact Financial Corp.	11,100	811	Freenet AG	162,700	4,889
Methanex Corp.	134,200	6,710	Hannover Rueck SE	51,479	5,651
Royal Bank of Canada - GDR	12,700	913	Lanxess AG	104,992	7,612
Suncor Energy, Inc.	48,070	1,491	Linde AG	69,386	11,272
Toronto Dominion Bank	67,687	3,506	MAN SE	46,867	4,856
TransCanada Corp.	60,032	2,832	Muenchener Rueckversicherungs-
		39,007	Gesellschaft AG in Muenchen	37,771	7,085
			Rhoen Klinikum AG	31,858	872
Cayman Islands - 0.6%			Symrise AG	94,420	5,671
AAC Technologies Holdings, Inc.	609,000	6,221
Baidu, Inc. - ADR(Æ)	49,245	8,621	Zalando SE(Æ)(Þ)	25,215	996
		14,842			104,773

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 67

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hong Kong - 0.6%			Idemitsu Kosan Co., Ltd.	54,000	1,667
Cathay Pacific Airways, Ltd.	1,077,100	1,460	Japan Post Holdings Co., Ltd.	58,800	738
Cheung Kong Infrastructure Holdings,			Japan Retail Fund Investment Corp.(ö)	1,551	3,317
Ltd.	45,000	362	Japan Tobacco, Inc.	48,300	1,555
China Resources Power Holdings Co.,			JX Holdings, Inc.	1,198,100	5,636
Ltd.	1,149,900	1,981	KDDI Corp.	216,800	5,810
CLP Holdings, Ltd.	82,500	808	Mitsui & Co., Ltd.	139,100	2,035
Guoco Group, Ltd.	10,000	113	Mizuho Financial Group, Inc.	1,684,100	3,126
Hang Seng Bank, Ltd.	145,403	2,963	Nagoya Railroad Co., Ltd.	280,000	1,377
New World Development Co., Ltd.	1,727,030	1,990	Nexon Co., Ltd.	300,200	4,563
Power Assets Holdings, Ltd.	192,688	1,845	Nikon Corp.	182,000	2,936
Swire Pacific, Ltd. Class A	34,500	350	Nippon Prologis, Inc.(ö)	126	263
Swire Pacific, Ltd. Class B	37,500	66	NTT DOCOMO, Inc.	97,300	2,327
Wheelock & Co., Ltd.	288,751	1,758	Ono Pharmaceutical Co., Ltd.	166,300	3,401
		13,696	Orix JREIT, Inc.(ö)	1,705	2,789
			Recruit Holdings Co., Ltd.	43,600	1,907
India - 1.1%			Showa Denko KK	477,800	7,833
Bharti Infratel, Ltd.	1,079,843	4,684	Sojitz Corp.	33,100	85
HDFC Bank, Ltd.	396,481	7,504	Sumco Corp.	380,067	5,919
IndusInd Bank, Ltd.	239,499	4,408	Sumitomo Mitsui Financial Group, Inc.	257,700	10,115
Infosys, Ltd. - ADR	295,800	4,073	Taisei Corp.	101,000	716
Tata Motors, Ltd.	154,204	1,203	Terumo Corp.	19,200	707
Tata Motors, Ltd. - ADR	144,473	5,629	Tohoku Electric Power Co., Inc.	246,700	3,001
		27,501	Tokyo Electric Power Co. Holdings, Inc.
			(Æ)	553,800	2,118
Ireland - 2.0%			TonenGeneral Sekiyu KK	104,000	1,220
Accenture PLC Class A	124,952	14,228	Toppan Printing Co., Ltd.	56,000	549
Greencore Group PLC Class A	2,083,476	6,177	Toyota Motor Corp.	251,700	14,560
Medtronic PLC	293,873	22,340	United Urban Investment Corp.(ö)	422	673
Willis Towers Watson PLC	61,000	7,633			134,219
		50,378

Israel - 0.3%			Jersey - 1.3%
			Delphi Automotive PLC	135,500	9,493
Check Point Software Technologies, Ltd.			Glencore PLC(Æ)	5,619,733	23,144
(Æ)	42,170	4,165			32,637
Delek Energy Systems, Ltd.(Æ)	498	289
Teva Pharmaceutical Industries, Ltd.			Luxembourg - 0.0%
- ADR	90,600	3,029	Tenaris SA	10,982	192
Teva Pharmaceutical Industries, Ltd.	12,191	406
		7,889	Mexico - 0.4%
			Grupo Televisa SAB - ADR	417,500	9,352
Italy - 0.3%
Enel SpA	863,798	3,611	Netherlands - 1.6%
ENI SpA - ADR	68,152	1,051	Akzo Nobel NV	70,456	4,785
Italgas SpA(Æ)	32,290	123	Heineken NV	77,950	5,842
Parmalat SpA	236,380	763	Koninklijke Philips NV	197,607	5,803
Snam Rete Gas SpA	161,453	615	Koninklijke Vopak NV	27,246	1,171
Trevi Finanziaria Industriale SpA(Æ)(Ñ)	1,489,405	1,623	Mobileye NV(Æ)(Ñ)	171,784	7,380
		7,786	NXP Semiconductors NV(Æ)	27,009	2,643
			Royal Dutch Shell PLC Class A	179,843	4,886
Japan - 5.5%			Yandex NV Class A(Æ)	268,691	6,217
Aozora Bank, Ltd.	1,375,000	5,008			38,727
Asahi Group Holdings, Ltd.	177,500	6,230
Canon, Inc.	134,200	3,974	New Zealand - 0.1%
Chubu Electric Power Co., Inc.	97,800	1,299	Contact Energy, Ltd.	65,564	230
Daito Trust Construction Co., Ltd.	19,000	2,654	Mighty River Power, Ltd.	773,420	1,744
Daiwa House Industry Co., Ltd.	24,200	655	Ryman Healthcare, Ltd.	172,920	1,102
Daiwa Securities Group, Inc.	899,000	5,737			3,076
Eisai Co., Ltd.	104,300	5,796
FamilyMart Co., Ltd.	57,700	3,647	Norway - 0.8%
Honda Motor Co., Ltd.	277,200	8,276	DNB ASA	416,398	6,965

See accompanying notes which are an integral part of this quarterly report.

68 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
SpareBank 1 SR-Bank ASA	881,252	6,545	Syngenta AG	5,165	2,196
Yara International ASA	145,300	6,137			100,367
		19,647
			Taiwan - 1.0%
Portugal - 0.1%			Largan Precision Co., Ltd.	43,000	6,139
Energias de Portugal SA	887,253	2,574	Taiwan Semiconductor Manufacturing
			Co., Ltd. - ADR	603,900	18,666
Puerto Rico - 0.4%					24,805
Popular, Inc.	197,400	8,771
			Thailand - 0.5%
Russia - 0.6%			Siam Commercial Bank PCL (The)	1,631,500	7,022
Rosneft PJSC - GDR	866,205	5,721	Thai Oil PCL	2,933,700	5,979
Sberbank of Russia PJSC - ADR	849,800	9,928			13,001
		15,649
			United Kingdom - 6.6%
Singapore - 0.6%			Aon PLC	74,864	8,437
DBS Group Holdings, Ltd.	194,800	2,615	Barclays PLC	4,803,918	13,311
United Overseas Bank, Ltd.	784,500	11,653	Barratt Developments PLC	1,100,368	6,632
		14,268	BBA Aviation PLC	1,573,016	5,548
			Bellway PLC	229,254	7,183
South Korea - 2.0%			BHP Billiton PLC - ADR	189,400	6,930
BNK Financial Group, Inc.	215,903	1,582	BP PLC	2,444,494	14,642
Hyundai Motor Co.	21,179	2,541	British American Tobacco PLC	54,223	3,343
Kia Motors Corp.	165,800	5,195	Bunzl PLC	6,005	158
Samsung Electronics Co., Ltd.	21,522	36,522	CNH Industrial NV	1,652,600	14,670
Shinhan Financial Group Co., Ltd.	56,779	2,247	Diageo PLC	637,350	17,738
		48,087	Experian PLC	288,700	5,560

Spain - 0.2%			GlaxoSmithKline PLC - ADR	60,325	1,165
Endesa SA - ADR	25,849	532	HSBC Holdings PLC	360,569	3,069
Iberdrola SA(Ñ)	383,555	2,423	Imperial Tobacco Group PLC	80,151	3,716
Red Electrica Corp. SA	166,745	2,983	Just Eat PLC(Æ)	959,994	6,526
		5,938	Marks & Spencer Group PLC	786,433	3,325
			National Grid PLC	49,708	582
Sweden - 0.7%			Persimmon PLC Class A	297,534	7,239
Atlas Copco AB Class B	74,300	2,160	Reckitt Benckiser Group PLC	117,819	10,118
Duni AB	260,200	3,712	RELX PLC	46,282	831
Investor AB Class B	6,448	258	Royal Dutch Shell PLC Class B	73,106	2,070
Loomis AB Class B	163,260	4,775	Shaftesbury PLC(ö)	126,340	1,396
Nordea Bank AB	13,514	164	Standard Chartered PLC(Æ)	533,242	5,196
Svenska Handelsbanken AB Class A	436,287	6,529	Taylor Wimpey PLC	3,393,992	7,154
		17,598	Unilever PLC	4,494	183
			Vodafone Group PLC	382,381	935
Switzerland - 4.1%			WPP PLC	192,600	4,476
Allreal Holding AG(Æ)	7,864	1,194			162,133
Basler Kantonalbank	7,914	543
Berner Kantonalbank AG	428	79	United States - 47.1%
Chubb, Ltd.	35,061	4,610	3M Co.	57,108	9,984
Cie Financiere Richemont SA	182,638	14,180	Abbott Laboratories	15,543	649
Credit Suisse Group AG(Æ)	871,849	13,235	Abiomed, Inc.(Æ)	58,367	6,209
Julius Baer Group, Ltd.(Æ)	226,332	10,609	Advance Auto Parts, Inc.	1,190	195
Kuehne & Nagel International AG	50,895	6,941	Aflac, Inc.	12,100	847
LafargeHolcim, Ltd.(Æ)	156,875	8,398	Align Technology, Inc.(Æ)	75,416	6,915
Luzerner Kantonalbank AG	201	83	Allergan PLC(Æ)	17,384	3,805
Nestle SA	192,411	14,072	ALLETE, Inc.	104,800	6,849
Novartis AG	77,202	5,694	Allstate Corp. (The)	60,854	4,577
Roche Holding AG	55,493	13,078	Alphabet, Inc. Class A(Æ)	18,976	15,564
Sonova Holding AG	3,986	527	Alphabet, Inc. Class C(Æ)	23,817	18,977
Swiss Prime Site AG Class A(Æ)	10,016	834	Altria Group, Inc.	47,515	3,382
Swiss Re AG	43,896	4,094	Amazon.com, Inc.(Æ)	18,092	14,898
			American Electric Power Co., Inc.	24,838	1,591
			American International Group, Inc.	165,508	10,636

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 69

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Ameris Bancorp	211,320	9,531	Gilead Sciences, Inc.	32,525	2,356
Annaly Capital Management, Inc.(ö)	217,877	2,227	Goldman Sachs Group, Inc. (The)	12,600	2,889
Anthem, Inc.	108,800	16,770	Hartford Financial Services Group, Inc.	18,800	916
Apple, Inc.	273,898	33,238	HCA Holdings, Inc.(Æ)	109,100	8,759
Applied Materials, Inc.	18,100	620	Hewlett Packard Enterprise Co.	191,800	4,350
AT&T, Inc.	158,434	6,680	Hilton Worldwide Holdings, Inc.	126,454	7,281
Avnet, Inc.	135,200	6,279	Home Depot, Inc. (The)	23,646	3,253
Baker Hughes, Inc.	111,256	7,018	Honeywell International, Inc.	115,057	13,614
Bank of America Corp.	1,164,150	26,356	Huntington Bancshares, Inc.	479,018	6,481
Baxter International, Inc.	132,200	6,334	Hyatt Hotels Corp. Class A(Æ)	23,804	1,302
Bed Bath & Beyond, Inc.	16,800	678	Independent Bank Corp.	128,592	8,018
Berkshire Hathaway, Inc. Class B(Æ)	56,175	9,221	Intel Corp.	412,352	15,183
BlackRock, Inc. Class A	9,805	3,667	International Bancshares Corp.	201,918	7,491
Bristol-Myers Squibb Co.	189,664	9,324	International Business Machines Corp.	12,756	2,226
Brookline Bancorp, Inc.	352,276	5,548	International Game Technology PLC	336,316	8,882
Cabot Oil & Gas Corp.	378,000	8,119	International Paper Co.	100,834	5,707
CalAtlantic Group, Inc.	104,084	3,629	JB Hunt Transport Services, Inc.	71,401	7,074
Capital One Financial Corp.	139,554	12,196	JM Smucker Co. (The)	47,200	6,412
Carter's, Inc.	57,000	4,774	Johnson & Johnson	171,261	19,395
Caterpillar, Inc.	69,300	6,629	JPMorgan Chase & Co.	470,499	39,818
Centennial Resource Development, Inc.			Lennar Corp. Class A	180,700	8,068
(Æ)	52,823	869	Linear Technology Corp.	59,712	3,770
Charter Communications, Inc. Class			Lockheed Martin Corp.	20,224	5,083
A(Æ)	21,957	7,113	Marathon Petroleum Corp.	109,200	5,247
Chevron Corp.	62,186	6,924	Marriott International, Inc. Class A	65,834	5,570
Cigna Corp.	80,500	11,771	Mastercard, Inc. Class A	17,157	1,824
Cincinnati Financial Corp.	12,084	853	McCormick & Co., Inc.	421	40
Cisco Systems, Inc.	53,763	1,652	McDonald's Corp.	17,467	2,141
Citigroup, Inc.	488,661	27,282	Merck & Co., Inc.	219,401	13,601
Clorox Co. (The)	35,976	4,317	Meritage Homes Corp.(Æ)	48,900	1,797
Coca-Cola Co. (The)	56,410	2,345	MetLife, Inc.	131,740	7,168
Colgate-Palmolive Co.	52,076	3,363	Microsoft Corp.	457,732	29,592
Comcast Corp. Class A	16,195	1,221	Middleby Corp.(Æ)	75,275	10,100
Conduent, Inc.(Æ)	100,720	1,507	Monster Beverage Corp.(Æ)	191,712	8,167
Corning, Inc.	20,000	530	MSC Industrial Direct Co., Inc. Class A	24,313	2,484
CoStar Group, Inc.(Æ)	27,839	5,626	Netflix, Inc.(Æ)	86,473	12,168
Costco Wholesale Corp.	16,439	2,695	Newfield Exploration Co.(Æ)	119,716	4,798
Coty, Inc. Class A	226,539	4,350	NextEra Energy, Inc.	52,000	6,433
Cummins, Inc.	45,100	6,630	Northrop Grumman Corp.	19,352	4,433
CVS Health Corp.	32,180	2,536	NVIDIA Corp.	14,043	1,533
Darden Restaurants, Inc.	28,656	2,100	Occidental Petroleum Corp.	40,044	2,714
Dime Community Bancshares, Inc.	246,600	5,277	Oracle Corp.	250,943	10,065
Domino's Pizza, Inc.	5,809	1,014	Panera Bread Co. Class A(Æ)	18,223	3,810
DR Horton, Inc.	468,011	13,998	Parsley Energy, Inc. Class A(Æ)	39,507	1,391
Dr Pepper Snapple Group, Inc.	10,698	976	PepsiCo, Inc.	50,258	5,216
Duke Energy Corp.	17,059	1,340	Pfizer, Inc.	370,441	11,754
eBay, Inc.(Æ)	78,100	2,486	PG&E Corp.	24,731	1,531
Edwards Lifesciences Corp.(Æ)	86,194	8,295	Phillips 66	57,862	4,723
Estee Lauder Cos., Inc. (The) Class A	11,714	951	Pioneer Natural Resources Co.	39,505	7,120
Expedia, Inc.	40,214	4,890	Platform Specialty Products Corp.(Æ)	715,777	8,690
Exxon Mobil Corp.	110,221	9,246	PNC Financial Services Group, Inc.
Facebook, Inc. Class A(Æ)	122,443	15,957	(The)	48,562	5,850
Fastenal Co.	167,245	8,309	Praxair, Inc.	56,800	6,727
Fifth Third Bancorp	206,800	5,398	Priceline Group, Inc. (The)(Æ)	5,635	8,876
Foot Locker, Inc.	7,417	508	Procter & Gamble Co. (The)	79,270	6,944
Franklin Resources, Inc.	155,800	6,192	Progressive Corp. (The)	46,413	1,738
Frontier Communications Corp.(Ñ)	1,006,300	3,512	Quest Diagnostics, Inc.	80,300	7,381
General Dynamics Corp.	51,105	9,254	Range Resources Corp.	292,300	9,453
General Electric Co.	224,222	6,659	Raytheon Co.	14,126	2,036
General Motors Co.	367,375	13,450	Regal Entertainment Group Class A(Ñ)	138,585	3,140

See accompanying notes which are an integral part of this quarterly report.

70 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)						Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value			Amount ($)		Value
	or Shares			$			or Shares		$
Rite Aid Corp.(Æ)		92,351		519		U.S. Cash Management Fund	160,631,602	(8)	160,664
Schlumberger, Ltd.		41,119		3,442		United States Treasury Bills
ServiceNow, Inc.(Æ)		93,648		8,486		0.464% due 03/30/17(~)	13,500		13,490
Southern Co. (The)		37,767		1,867		0.496% due 05/11/17(~)	3,600		3,595
Southwest Bancorp, Inc.		172,800		4,787
Spectra Energy Corp.		27,309		1,137		0.606% due 07/13/17(~)	5,000		4,986
SS&C Technologies Holdings, Inc.		161,936		5,203					182,735
State Street Corp.		124,545		9,490		Total Short-Term Investments
Symantec Corp.		76,295		2,102		(cost $182,723)			182,735
Synchrony Financial		215,215		7,709
Tesoro Corp.		21,856		1,767		Other Securities - 1.4%
Thermo Fisher Scientific, Inc.		87,793		13,379		U.S. Cash Collateral Fund(×)	34,762,136	(8)	34,762
Tiffany & Co.(Ñ)		35,339		2,782		Total Other Securities
Time Warner, Inc.		93,634		9,068		(cost $34,762)			34,762
TransUnion(Æ)		151,046		4,763
Travelers Cos., Inc. (The)		15,223		1,793		Total Investments 101.3%
Tyson Foods, Inc. Class A		1,128		71		(identified cost $2,012,667)			2,488,570
Ultimate Software Group, Inc.(Æ)		32,241		6,244
United Parcel Service, Inc. Class B		102,733		11,211		Other Assets and Liabilities, Net
United Technologies Corp.		6,182		678	-	(1.3%)			(30,870)
UnitedHealth Group, Inc.		140,610		22,793		Net Assets - 100.0%			2,457,700
Valero Energy Corp.		79,719		5,242
Verizon Communications, Inc.		136,035		6,667
Visa, Inc. Class A		142,945		11,823
Visteon Corp.(Æ)		26,085		2,336
VMware, Inc. Class A(Æ)(Ñ)		14,808		1,296
Wal-Mart Stores, Inc.		41,002		2,736
Walt Disney Co. (The)		138,465		15,321
Waters Corp.(Æ)		51,608		7,310
Web.com Group, Inc.(Æ)		322,000		6,102
Webster Financial Corp.		159,300		8,366
Wells Fargo & Co.		337,966		19,038
WESCO International, Inc.(Æ)		127,200		8,993
Western Union Co. (The)		302,200		5,917
WhiteWave Foods Co. (The) Class A(Æ)		11,524		635
Workday, Inc. Class A(Æ)(Ñ)		116,587		9,687
Xcel Energy, Inc.		9,457		391
Xerox Corp.		503,600		3,490
Zimmer Biomet Holdings, Inc.		100,922		11,942
				1,156,478

Total Common Stocks
(cost $1,789,273)				2,270,581

Preferred Stocks - 0.0%
Germany - 0.0%
Man SE		2,441		250

Total Preferred Stocks
(cost $257)				250

Options Purchased - 0.0%
(Number of Contracts)
EURO STOXX 50 Index
Feb 2017 2,957.19 Put (37,017)	EUR	109,466	(ÿ)	110
S&P 500 Index
Feb 2017 2,152.86 Put (53,942)	USD	116,130	(ÿ)	132
Total Options Purchased
(cost $5,652)				242
Short-Term Investments - 7.5%
United States - 7.5%

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 71

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities
Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.0%
China Hongxing Sports, Ltd.	08/30/10	SGD	6,320,000	—	765	—
						—
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	138	EUR	6,552	02/17	(172)
DAX Index Futures	24	EUR	6,939	03/17	79
EURO STOXX 50 Index Futures	135	EUR	4,366	03/17	(33)
FTSE 100 Index Futures	82	GBP	5,777	03/17	82
Hang Seng Index Futures	12	HKD	13,999	02/17	33
MSCI EAFE Mini Index Futures	280	USD	24,198	03/17	107
OMXS30 Index Futures	75	SEK	11,533	02/17	30
S&P 500 E-Mini Index Futures	1,079	USD	122,709	03/17	921
S&P Mid 400 E-Mini Index Futures	34	USD	5,731	03/17	10
S&P/TSX 60 Index Futures	30	CAD	5,445	03/17	33
SPI 200 Index Futures	30	AUD	4,166	03/17	5
TOPIX Index Futures	667	JPY	10,118,390	03/17	1,812
Short Positions
EURO STOXX 50 Index Futures	874	EUR	28,265	03/17	(398)
FTSE 100 Index Futures	668	GBP	47,064	03/17	(1,611)
Hang Seng Index Futures	83	HKD	96,828	02/17	(228)
MSCI Emerging Markets Mini Index Futures	1,274	USD	58,292	03/17	(2,269)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,599)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Call	18,508	3,168.42	EUR	58,641	02/17/17	(1,593)
EURO STOXX 50 Index	Put	37,017	2,715.79	EUR	100,530	02/17/17	(10)
S&P 500 Index	Put	53,942	1,977.12	USD	106,650	02/17/17	(31)
Total Liability for Options Written (premiums received $2,672)							(1,634)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	—	$—
Opened	165,207	2,820
Closed	—	—
Expired	(55,740)	(148)
Outstanding January 31, 2017	109,467	$2,672

See accompanying notes which are an integral part of this quarterly report.

72 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	13,015	CHF	13,000	03/15/17	153
Bank of America	USD	4,765	DKK	33,000	03/15/17	34
Bank of America	USD	639	EUR	600	03/15/17	10
Bank of America	USD	10,733	EUR	10,000	03/15/17	81
Bank of America	USD	63	GBP	50	03/15/17	—
Bank of America	AUD	200	USD	149	03/15/17	(3)
Bank of America	AUD	300	USD	223	03/15/17	(4)
Bank of America	AUD	6,000	USD	4,534	03/15/17	(12)
Bank of America	CAD	400	USD	302	03/15/17	(6)
Bank of America	CAD	500	USD	379	03/15/17	(5)
Bank of America	EUR	200	USD	213	03/15/17	(3)
Bank of America	EUR	1,100	USD	1,185	03/15/17	(5)
Bank of America	EUR	2,000	USD	2,119	03/15/17	(43)
Bank of America	GBP	100	USD	122	03/15/17	(4)
Bank of America	GBP	200	USD	254	03/15/17	2
Bank of America	GBP	600	USD	733	03/15/17	(23)
Bank of America	HKD	1,000	USD	129	03/15/17	—
Bank of America	HKD	1,000	USD	129	03/15/17	—
Bank of America	JPY	10,000	USD	87	03/15/17	(1)
Bank of America	JPY	70,000	USD	607	03/15/17	(13)
Bank of America	JPY	100,000	USD	881	03/15/17	(6)
Bank of America	JPY	130,000	USD	1,143	03/15/17	(10)
Bank of America	JPY	700,000	USD	6,224	03/15/17	15
Bank of America	SEK	1,000	USD	111	03/15/17	(4)
Bank of Montreal	AUD	500	USD	370	03/15/17	(9)
Bank of Montreal	CAD	700	USD	528	03/15/17	(10)
Bank of Montreal	EUR	2,000	USD	2,113	03/15/17	(50)
Bank of Montreal	GBP	700	USD	881	03/15/17	—
Bank of Montreal	HKD	1,500	USD	193	03/15/17	—
Bank of Montreal	JPY	140,000	USD	1,200	03/15/17	(42)
Bank of Montreal	SEK	1,100	USD	119	03/15/17	(7)
BNP Paribas	AUD	100	USD	75	03/15/17	—
BNP Paribas	CAD	200	USD	150	03/15/17	(4)
BNP Paribas	CHF	2,000	USD	1,984	03/15/17	(42)
BNP Paribas	EUR	1,000	USD	1,072	03/15/17	(10)
BNP Paribas	GBP	100	USD	124	03/15/17	(2)
BNP Paribas	JPY	40,000	USD	350	03/15/17	(5)
BNP Paribas	SEK	1,000	USD	113	03/15/17	(2)
Brown Brothers Harriman	USD	46	EUR	43	02/01/17	—
Brown Brothers Harriman	USD	69	EUR	65	02/01/17	1
Brown Brothers Harriman	USD	77	EUR	72	02/01/17	1
Brown Brothers Harriman	USD	1,749	JPY	200,000	03/15/17	25
Brown Brothers Harriman	AUD	250	USD	180	03/15/17	(9)
Brown Brothers Harriman	AUD	1,000	USD	755	03/15/17	(3)
Brown Brothers Harriman	CAD	400	USD	298	03/15/17	(10)
Brown Brothers Harriman	EUR	1,000	USD	1,057	03/15/17	(25)
Brown Brothers Harriman	GBP	400	USD	494	03/15/17	(10)
Brown Brothers Harriman	HKD	1,000	USD	129	03/15/17	—
Brown Brothers Harriman	JPY	100,000	USD	859	03/15/17	(27)
Brown Brothers Harriman	SEK	1,000	USD	110	03/15/17	(4)
Citibank	USD	661	AUD	890	03/15/17	13
Citibank	USD	6,814	AUD	9,174	03/15/17	137
Citibank	USD	921	CAD	1,224	03/15/17	20
Citibank	USD	9,461	CAD	12,568	03/15/17	203
Citibank	USD	786	EUR	728	02/02/17	—
Citibank	USD	4,134	EUR	3,832	03/15/17	10
Citibank	USD	1,532	GBP	1,197	03/15/17	(25)
Citibank	USD	5,930	GBP	4,634	03/15/17	(95)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 73

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	404	HKD	3,132	03/15/17	—
Citibank	USD	2,051	JPY	232,470	03/15/17	11
Citibank	USD	14,930	JPY	1,691,942	03/15/17	77
Citibank	USD	249	SEK	2,256	03/15/17	10
Citibank	AUD	100	USD	75	03/15/17	(1)
Citibank	AUD	100	USD	73	03/15/17	(2)
Citibank	AUD	1,200	USD	864	03/15/17	(46)
Citibank	CAD	100	USD	75	03/15/17	(2)
Citibank	CAD	200	USD	151	03/15/17	(3)
Citibank	CAD	1,600	USD	1,187	03/15/17	(44)
Citibank	CHF	11,098	USD	11,061	03/15/17	(179)
Citibank	EUR	300	USD	314	03/15/17	(11)
Citibank	EUR	600	USD	649	03/15/17	—
Citibank	EUR	5,200	USD	5,448	03/15/17	(175)
Citibank	EUR	5,454	USD	5,883	03/15/17	(15)
Citibank	EUR	7,910	USD	8,532	03/15/17	(21)
Citibank	GBP	100	USD	125	03/15/17	(1)
Citibank	GBP	200	USD	253	03/15/17	1
Citibank	GBP	1,500	USD	1,847	03/15/17	(42)
Citibank	GBP	9,151	USD	11,711	03/15/17	189
Citibank	HKD	1,000	USD	129	03/15/17	—
Citibank	HKD	1,000	USD	129	03/15/17	—
Citibank	HKD	4,000	USD	515	03/15/17	(1)
Citibank	HKD	18,904	USD	2,439	03/15/17	1
Citibank	JPY	10,000	USD	85	03/15/17	(4)
Citibank	JPY	60,000	USD	530	03/15/17	(2)
Citibank	JPY	300,000	USD	2,560	03/15/17	(101)
Citibank	JPY	912,400	USD	8,051	03/15/17	(41)
Citibank	NOK	36,436	USD	4,349	03/15/17	(70)
Citibank	SEK	500	USD	53	03/15/17	(4)
Citibank	SEK	1,000	USD	111	03/15/17	(4)
Citibank	SEK	3,000	USD	327	03/15/17	(17)
Citibank	SEK	37,600	USD	4,142	03/15/17	(166)
Commonwealth Bank of Australia	AUD	400	USD	299	03/15/17	(4)
Commonwealth Bank of Australia	CAD	500	USD	381	03/15/17	(3)
Commonwealth Bank of Australia	EUR	2,000	USD	2,138	03/15/17	(26)
Commonwealth Bank of Australia	GBP	400	USD	508	03/15/17	5
Commonwealth Bank of Australia	HKD	2,000	USD	258	03/15/17	—
Commonwealth Bank of Australia	JPY	100,000	USD	874	03/15/17	(13)
Commonwealth Bank of Australia	SEK	1,000	USD	110	03/15/17	(5)
Goldman Sachs	USD	1,158	AUD	1,600	03/15/17	55
Goldman Sachs	USD	1,643	CAD	2,200	03/15/17	48
Goldman Sachs	USD	7,334	EUR	7,000	03/15/17	237
Goldman Sachs	USD	2,602	GBP	2,100	03/15/17	42
Goldman Sachs	USD	709	HKD	5,500	03/15/17	—
Goldman Sachs	USD	3,843	JPY	450,000	03/15/17	148
Goldman Sachs	USD	491	SEK	4,500	03/15/17	25
Goldman Sachs	AUD	100	USD	74	03/15/17	(1)
Goldman Sachs	CAD	200	USD	152	03/15/17	(2)
Goldman Sachs	EUR	700	USD	746	03/15/17	(11)
Goldman Sachs	GBP	200	USD	252	03/15/17	—
Goldman Sachs	JPY	20,000	USD	176	03/15/17	(1)
Goldman Sachs	SEK	400	USD	44	03/15/17	(2)
HSBC	USD	662	AUD	890	03/15/17	12
HSBC	USD	1,457	AUD	2,000	03/15/17	58
HSBC	USD	6,824	AUD	9,174	03/15/17	127
HSBC	USD	921	CAD	1,224	03/15/17	20
HSBC	USD	2,253	CAD	3,000	03/15/17	54

See accompanying notes which are an integral part of this quarterly report.

74 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	9,461	CAD	12,568	03/15/17	201
HSBC	USD	4,134	EUR	3,832	03/15/17	11
HSBC	USD	8,392	EUR	8,000	03/15/17	260
HSBC	USD	1,532	GBP	1,197	03/15/17	(24)
HSBC	USD	3,752	GBP	3,000	03/15/17	25
HSBC	USD	5,930	GBP	4,634	03/15/17	(95)
HSBC	USD	404	HKD	3,132	03/15/17	—
HSBC	USD	1,030	HKD	8,000	03/15/17	1
HSBC	USD	2,051	JPY	232,470	03/15/17	11
HSBC	USD	4,374	JPY	500,000	03/15/17	61
HSBC	USD	5,107	JPY	600,000	03/15/17	214
HSBC	USD	14,928	JPY	1,691,942	03/15/17	78
HSBC	USD	249	SEK	2,256	03/15/17	10
HSBC	USD	644	SEK	6,000	03/15/17	44
HSBC	CHF	11,098	USD	11,061	03/15/17	(180)
HSBC	EUR	3,000	USD	3,214	03/15/17	(30)
HSBC	EUR	5,454	USD	5,882	03/15/17	(15)
HSBC	EUR	7,910	USD	8,532	03/15/17	(22)
HSBC	GBP	2,000	USD	2,473	03/15/17	(45)
HSBC	GBP	9,151	USD	11,709	03/15/17	187
HSBC	HKD	18,904	USD	2,439	03/15/17	1
HSBC	JPY	700,000	USD	6,123	03/15/17	(85)
HSBC	JPY	912,400	USD	8,050	03/15/17	(42)
HSBC	NOK	36,436	USD	4,350	03/15/17	(69)
HSBC	SEK	37,600	USD	4,144	03/15/17	(164)
National Australia Bank	USD	662	AUD	890	03/15/17	12
National Australia Bank	USD	6,823	AUD	9,174	03/15/17	127
National Australia Bank	USD	922	CAD	1,224	03/15/17	19
National Australia Bank	USD	9,465	CAD	12,568	03/15/17	198
National Australia Bank	USD	4,136	EUR	3,832	03/15/17	9
National Australia Bank	USD	1,529	GBP	1,197	03/15/17	(22)
National Australia Bank	USD	5,919	GBP	4,634	03/15/17	(84)
National Australia Bank	USD	404	HKD	3,132	03/15/17	—
National Australia Bank	USD	2,052	JPY	232,470	03/15/17	10
National Australia Bank	USD	14,932	JPY	1,691,942	03/15/17	75
National Australia Bank	USD	248	SEK	2,256	03/15/17	10
National Australia Bank	CHF	11,098	USD	11,061	03/15/17	(180)
National Australia Bank	EUR	5,454	USD	5,885	03/15/17	(12)
National Australia Bank	EUR	7,910	USD	8,536	03/15/17	(18)
National Australia Bank	GBP	9,151	USD	11,689	03/15/17	166
National Australia Bank	HKD	18,904	USD	2,439	03/15/17	1
National Australia Bank	JPY	912,400	USD	8,052	03/15/17	(40)
National Australia Bank	NOK	36,436	USD	4,349	03/15/17	(70)
National Australia Bank	SEK	37,600	USD	4,141	03/15/17	(166)
Northern Trust	USD	140	EUR	129	02/01/17	—
Northern Trust	USD	169	GBP	135	02/01/17	—
Royal Bank of Canada	USD	6,824	AUD	9,174	03/15/17	126
Royal Bank of Canada	USD	9,463	CAD	12,568	03/15/17	201
Royal Bank of Canada	USD	1,893	EUR	1,800	03/15/17	53
Royal Bank of Canada	USD	2,455	GBP	2,000	03/15/17	63
Royal Bank of Canada	USD	5,928	GBP	4,634	03/15/17	(93)
Royal Bank of Canada	USD	14,929	JPY	1,691,942	03/15/17	77
Royal Bank of Canada	USD	880	SEK	8,000	03/15/17	36
Royal Bank of Canada	CAD	100	USD	75	03/15/17	(1)
Royal Bank of Canada	CHF	11,098	USD	11,060	03/15/17	(181)
Royal Bank of Canada	EUR	300	USD	320	03/15/17	(5)
Royal Bank of Canada	EUR	5,454	USD	5,884	03/15/17	(14)
Royal Bank of Canada	EUR	7,910	USD	8,534	03/15/17	(20)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 75

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	GBP	100	USD	123	03/15/17	(3)
Royal Bank of Canada	GBP	9,151	USD	11,705	03/15/17	184
Royal Bank of Canada	HKD	1,000	USD	129	03/15/17	—
Royal Bank of Canada	HKD	18,904	USD	2,439	03/15/17	1
Royal Bank of Canada	JPY	10,000	USD	88	03/15/17	(1)
Royal Bank of Canada	JPY	400,000	USD	3,440	03/15/17	(108)
Royal Bank of Canada	JPY	912,400	USD	8,051	03/15/17	(42)
Royal Bank of Canada	NOK	36,436	USD	4,349	03/15/17	(70)
Royal Bank of Canada	SEK	37,600	USD	4,141	03/15/17	(166)
Standard Chartered	USD	187	AUD	250	03/15/17	2
Standard Chartered	USD	6,739	AUD	9,000	03/15/17	80
Standard Chartered	USD	6,824	AUD	9,174	03/15/17	126
Standard Chartered	USD	267	CAD	350	03/15/17	2
Standard Chartered	USD	9,464	CAD	12,568	03/15/17	199
Standard Chartered	USD	1,602	EUR	1,500	03/15/17	21
Standard Chartered	USD	381	GBP	300	03/15/17	(3)
Standard Chartered	USD	5,931	GBP	4,634	03/15/17	(96)
Standard Chartered	USD	193	HKD	1,500	03/15/17	—
Standard Chartered	USD	524	JPY	60,000	03/15/17	9
Standard Chartered	USD	14,925	JPY	1,691,942	03/15/17	82
Standard Chartered	USD	55	SEK	500	03/15/17	2
Standard Chartered	USD	4,717	SEK	43,000	03/15/17	210
Standard Chartered	CAD	16,500	USD	12,586	03/15/17	(100)
Standard Chartered	CHF	11,098	USD	11,061	03/15/17	(180)
Standard Chartered	DKK	2,000	USD	283	03/15/17	(8)
Standard Chartered	EUR	5,454	USD	5,884	03/15/17	(14)
Standard Chartered	EUR	7,910	USD	8,534	03/15/17	(20)
Standard Chartered	GBP	9,151	USD	11,711	03/15/17	189
Standard Chartered	HKD	18,904	USD	2,439	03/15/17	1
Standard Chartered	JPY	912,400	USD	8,048	03/15/17	(44)
Standard Chartered	NOK	36,436	USD	4,348	03/15/17	(71)
Standard Chartered	SEK	37,600	USD	4,141	03/15/17	(166)
State Street	USD	26	AUD	36	02/01/17	1
State Street	USD	1,014	AUD	1,400	03/15/17	47
State Street	USD	9	CAD	14	02/01/17	1
State Street	USD	1,198	CAD	1,600	03/15/17	32
State Street	USD	6,783	EUR	6,500	03/15/17	246
State Street	USD	18	GBP	3	02/01/17	(14)
State Street	USD	1,984	GBP	1,600	03/15/17	31
State Street	USD	—	HKD	—	02/01/17	—
State Street	USD	515	HKD	4,000	03/15/17	1
State Street	USD	5,870	HKD	45,500	03/15/17	(3)
State Street	USD	321	JPY	36,963	02/01/17	6
State Street	USD	1,398	JPY	170,509	02/01/17	112
State Street	USD	386	JPY	44,183	02/02/17	5
State Street	USD	882	JPY	100,000	03/15/17	5
State Street	USD	1,587	JPY	180,000	03/15/17	10
State Street	USD	2,557	JPY	300,000	03/15/17	104
State Street	USD	430	SEK	4,000	03/15/17	29
State Street	AUD	300	USD	223	03/15/17	(4)
State Street	CAD	200	USD	151	03/15/17	(3)
State Street	CHF	12,253	USD	11,967	03/15/17	(444)
State Street	DKK	39,000	USD	5,653	03/15/17	(19)
State Street	EUR	19	USD	5	02/01/17	(15)
State Street	EUR	1,000	USD	1,077	03/15/17	(4)
State Street	GBP	300	USD	381	03/15/17	4
State Street	HKD	—	USD	—	02/01/17	—
State Street	JPY	20,000	USD	176	03/15/17	(1)

See accompanying notes which are an integral part of this quarterly report.

76 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	SEK	73	USD	9	02/01/17	—
UBS	AUD	400	USD	299	03/15/17	(4)
UBS	CAD	300	USD	228	03/15/17	(2)
UBS	EUR	300	USD	319	03/15/17	(5)
UBS	GBP	100	USD	122	03/15/17	(4)
UBS	HKD	1,000	USD	129	03/15/17	—
UBS	JPY	60,000	USD	524	03/15/17	(8)
UBS	SEK	1,000	USD	112	03/15/17	(3)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						999

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$13,242	$—	$—	$13,242
Austria	—	6,736	—	—	6,736
Belgium	—	7,677	—	—	7,677
Bermuda	5,946	279	—	—	6,225
Brazil	14,129	—	—	—	14,129
Canada	39,007	—	—	—	39,007
Cayman Islands	8,621	6,221	—	—	14,842
China	7,621	—	—	—	7,621
Denmark	—	5,913	—	—	5,913
Finland	—	19,258	—	—	19,258
France	—	116,389	—	—	116,389
Germany	—	104,773	—	—	104,773
Hong Kong	—	13,696	—	—	13,696
India	9,702	17,799	—	—	27,501
Ireland	44,201	6,177	—	—	50,378
Israel	7,194	695	—	—	7,889
Italy	—	7,786	—	—	7,786
Japan	—	134,219	—	—	134,219
Jersey	9,493	23,144	—	—	32,637
Luxembourg	—	192	—	—	192
Mexico	9,352	—	—	—	9,352
Netherlands	16,240	22,487	—	—	38,727
New Zealand	—	3,076	—	—	3,076
Norway	—	19,647	—	—	19,647
Portugal	—	2,574	—	—	2,574
Puerto Rico	8,771	—	—	—	8,771
Russia	11,391	4,258	—	—	15,649
Singapore	—	14,268	—	—	14,268
South Korea	—	48,087	—	—	48,087
Spain	—	5,938	—	—	5,938

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 77

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Sweden	—	17,598	—	—	17,598
Switzerland	4,610	95,757	—	—	100,367
Taiwan	18,666	6,139	—	—	24,805
Thailand	—	13,001	—	—	13,001
United Kingdom	15,367	146,766	—	—	162,133
United States	1,155,609	—	869	—	1,156,478
Preferred Stocks	—	250	—	—	250
Options Purchased	—	242	—	—	242
Short-Term Investments	—	22,071	—	160,664	182,735
Other Securities	—	—	—	34,762	34,762
Total Investments	1,385,920	906,355	869	195,426	2,488,570

Other Financial Instruments
Assets
Futures Contracts	3,112	—	—	—	3,112
Foreign Currency Exchange Contracts	129	5,725	—	—	5,854
Liabilities
Futures Contracts	(4,711)	—	—	—	(4,711)
Options Written	—	(1,634)	—	—	(1,634)
Foreign Currency Exchange Contracts	(29)	(4,826)	—	—	(4,855)
Total Other Financial Instruments*	$(1,499)	$(735)	$—	$—	$(2,234)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	388,252
Consumer Staples	86,497
Energy	166,229
Financial Services	562,575
Health Care	251,103
Materials and Processing	127,413
Options Purchased	242
Producer Durables	271,915
Technology	326,705
Utilities	90,142

See accompanying notes which are an integral part of this quarterly report.

78 Russell Global Equity Fund

Russell Investment Company
Russell Global Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Short-Term Investments	182,735
Other Securities	34,762
Total Investments	2,488,570

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund 79

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.4%			Transmissora Alianca de Energia
Argentina - 1.4%			Eletrica SA	285,473	1,944
Banco Macro SA - ADR	54,897	4,125	Vale SA Class B - ADR(Æ)(Ñ)	702,672	6,809
Cresud SACIF y A - ADR(Æ)(Ñ)	323,267	5,651	Vale SA Class B - ADR(Ñ)	434,100	4,419
IRSA Inversiones y Representaciones					159,699
SA - ADR(Æ)(Ñ)	85,649	1,838
Pampa Energia SA - ADR(Æ)(Ñ)	138,464	6,430	Cambodia - 0.1%
Siderar SAIC Class A	1,519,000	999	NagaCorp, Ltd.	4,313,624	2,535
YPF SA - ADR	555,200	12,031
		31,074	Cayman Islands - 5.0%
			3SBio, Inc.(Æ)(Þ)	153,500	149
Bangladesh - 0.4%			Baidu, Inc. - ADR(Æ)	83,700	14,653
Beximco Pharmaceuticals, Ltd.	3,075,029	3,382	Changyou.com, Ltd. - ADR(Æ)	34,300	827
BRAC Bank, Ltd.	6,759,554	5,757	Chaowei Power Holdings, Ltd.	112,000	92
		9,139	China Evergrande Group	3,137,000	2,178
			China Hongqiao Group, Ltd.	1,333,500	1,368
Bermuda - 0.6%			China Mengniu Dairy Co., Ltd.	1,376,000	2,570
Credicorp, Ltd.	57,805	9,461	China Resources Land, Ltd.	1,288,000	3,195
Kunlun Energy Co., Ltd.	492,000	391	China Zhongwang Holdings, Ltd.(Ñ)	831,200	367
VimpelCom, Ltd. - ADR	671,078	2,839	CIFI Holdings Group Co., Ltd.	16,290,000	4,575
		12,691	CKH Food & Health, Ltd.(Æ)(Ñ)	175,432	272
			Li Ning Co., Ltd.(Æ)	1,280,500	815
Brazil - 7.1%			Momo, Inc. - ADR(Æ)	87,200	1,982
Ambev SA - ADR	1,171,935	6,317	Nexteer Automotive Group, Ltd.	437,000	542
B2W Cia Digital(Æ)	1,319,033	5,023	Shenzhou International Group Holdings,
Banco Bradesco SA - ADR	963,862	9,957	Ltd.	679,593	4,189
Banco Bradesco SA(Æ)	207,100	2,112	SINA Corp.(Æ)	171,500	11,957
Banco do Brasil SA(Æ)	319,742	3,157	Sunny Optical Technology Group Co.,
Banco Santander Brasil SA - ADR(Ñ)	114,500	1,135	Ltd.	264,000	1,549
BM&FBovespa SA - Bolsa de Valores			TAL Education Group - ADR(Æ)	19,020	1,541
Mercadorias e Futuros(Æ)	1,463,200	8,586	Tencent Holdings, Ltd.	1,878,944	49,026
BR Malls Participacoes SA(Æ)	799,273	3,721	Trina Solar, Ltd. - ADR(Æ)	232,740	2,325
Braskem SA - ADR(Ñ)	126,038	2,608	Uni-President China Holdings, Ltd.	5,007,200	3,822
BRF SA - ADR(Æ)(Ñ)	147,200	2,080	Yirendai, Ltd. - ADR(Æ)(Ñ)	90,892	1,921
BRF SA(Æ)	100,800	1,422	YY, Inc. - ADR(Æ)	54,500	2,239
Centrais Eletricas Brasileiras SA(Æ)	570,700	3,773			112,154
Cia Brasileira de Distribuicao - ADR(Ñ)	254,800	4,673
Cia de Saneamento Basico do Estado de			Chile - 0.8%
Sao Paulo(Æ)	356,140	3,543	Banco de Chile	1,880,229	224
Cia de Saneamento de Minas			Banco Santander Chile - ADR	116,700	2,520
Gerais-COPASA(Æ)	267,004	3,657	CAP SA	11,762	108
Cia Paranaense de Energia - ADR(Æ)(Ñ)	31,300	320	Cencosud SA	30,710	89
Cielo SA	244,676	2,057	Cia Cervecerias Unidas SA - ADR(Ñ)	289,124	4,087
Cosan SA Industria e Comercio	449,500	5,744	Colbun SA	454,717	88
CVC Brasil Operadora e Agencia de			Empresa Nacional de
Viagens SA	432,702	3,570	Telecomunicaciones SA(Æ)	315,922	3,420
Gafisa SA	879,760	687	Enel Chile SA	24,855,866	2,393
Gerdau SA - ADR(Ñ)	836,530	3,204	Enel Generacion Chile SA	81,277	52
Grendene SA	499,846	2,936	Enersis SA(Æ)	15,501,340	2,775
Hypermarcas SA	252,100	2,236	Sociedad Quimica y Minera de Chile
Itau Unibanco Holding SA - ADR	1,939,251	22,903	SA - ADR	67,300	2,175
JBS SA	2,163,600	8,171			17,931
M Dias Branco SA(Æ)	17,376	683
MRV Engenharia e Participacoes SA	399,174	1,616	China - 13.7%
Natura Cosmeticos SA	427,056	3,425	51job, Inc. - ADR(Æ)(Ñ)	98,988	3,482
Petroleo Brasileiro SA - ADR(Æ)(Ñ)	697,700	7,158	58.com, Inc. - ADR(Æ)	3,694	108
Porto Seguro SA	307,815	2,567	Agile Group Holdings, Ltd.(Æ)	1,110,000	591
Sao Martinho SA	188,748	1,225	Agricultural Bank of China, Ltd. Class H	13,474,000	5,637
Telefonica Brasil SA - ADR	563,191	8,324	Alibaba Group Holding, Ltd. - ADR(Æ)	295,700	29,957
Tim Participacoes SA - ADR	407,700	5,761	Anhui Conch Cement Co., Ltd. Class H	2,889,142	9,296
TIM Participacoes SA	766,000	2,176	Anta Sports Products, Ltd.	91,000	290

See accompanying notes which are an integral part of this quarterly report.

80 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Autohome, Inc. - ADR(Æ)	18,293	574	ENN Energy Holdings, Ltd.	634,100	3,125
BAIC Motor Corp., Ltd. Class H(Þ)	872,000	836	Fantasia Holdings Group Co., Ltd.(Æ)	1,320,000	163
Bank of China, Ltd. Class H	29,938,000	13,585	Future Land Development Holdings, Ltd.	1,316,000	295
Bank of Communications Co., Ltd. Class			Geely Automobile Holdings, Ltd.	2,130,000	2,524
H	2,723,000	2,008	Great Wall Motor Co., Ltd. Class H(Æ)	3,760,500	3,774
BBMG Corp. Class H	295,000	113	Guangzhou Automobile Group Co., Ltd.
Beijing Capital International Airport Co.,			Class H	3,990,000	5,443
Ltd. Class H	196,000	190	Guangzhou R&F Properties Co., Ltd.	2,264,800	2,903
Beijing Jingneng Clean Energy Co., Ltd.			Huadian Power International Corp., Ltd.
Class H	634,000	189	Class H	1,406,000	598
BYD Electronic International Co., Ltd.	1,790,000	1,437	Huaneng Power International, Inc. Class
China Cinda Asset Management Co.,			H	696,000	452
Ltd. Class H	4,668,000	1,618	Huaneng Renewables Corp., Ltd. Class
China CITIC Bank Corp., Ltd. Class H	8,360,000	5,506	H	6,182,000	1,928
China Communications Construction Co.,			Industrial & Commercial Bank of China,
Ltd. Class H	370,000	447	Ltd. Class H	34,942,557	21,398
China Communications Services Corp.,			JA Solar Holdings Co., Ltd. - ADR(Æ)	74,600	340
Ltd. Class H	1,128,000	763	JD.com, Inc. - ADR(Æ)	211,500	6,007
China Construction Bank Corp. Class H	22,399,005	16,651	Jiangsu Expressway Co., Ltd. Class H	1,278,000	1,599
China Everbright International, Ltd.	2,670,597	3,242	JinkoSolar Holding Co., Ltd. - ADR(Æ)
China Forestry Holdings Co., Ltd.(Å)(Æ)	871,100	—	(Ñ)	97,700	1,399
China Galaxy Securities Co., Ltd. Class			Kaisa Group Holdings, Ltd.(Å)(Æ)	3,280,000	211
H	3,342,587	3,109	Kingsoft Corp., Ltd.	74,000	155
China Huishan Dairy Holdings Co., Ltd.			KWG Property Holding, Ltd.(Æ)	1,267,000	729
(Ñ)	1,269,000	474	Lenovo Group, Ltd.	3,679,732	2,414
China Lesso Group Holdings, Ltd.	111,000	76	Logan Property Holdings Co., Ltd.	880,000	357
China Life Insurance Co., Ltd. Class H	2,045,249	5,656	Longfor Properties Co., Ltd.	353,000	509
China Longyuan Power Group Corp.,			Luye Pharma Group, Ltd.	334,500	221
Ltd. Class H	4,420,725	3,629	NetEase, Inc. - ADR	45,139	11,461
China Machinery Engineering Corp.			New China Life Insurance Co., Ltd.
Class H	702,000	450	Class H	1,370,500	6,624
China Merchants Bank Co., Ltd. Class H	2,329,904	5,848	New Oriental Education & Technology
China Merchants Port Holdings Co., Ltd.	1,086,860	2,910	Group - ADR(Æ)	43,473	2,067
China Minsheng Banking Corp., Ltd.			People's Insurance Co. Group of China,
Class H	857,500	945	Ltd. (The) Class H	1,702,000	664
China National Building Material Co.,			PetroChina Co., Ltd. Class H	13,644,502	10,865
Ltd. Class H	3,280,000	1,922	PetroChina Co., Ltd. - ADR	14,100	1,121
China Oilfield Services, Ltd. Class H	2,366,537	2,503	PICC Property & Casualty Co., Ltd.
China Pacific Insurance Group Co., Ltd.			Class H	3,996,000	6,052
Class H	1,719,576	6,125	Ping An Insurance Group Co. of China,
China Petroleum & Chemical Corp.			Ltd. Class H	429,000	2,204
Class H	10,700,550	8,563	Real Gold Mining, Ltd.(Å)(Æ)	463,232	—
China Railway Construction Corp., Ltd.			Shandong Weigao Group Medical
Class H	1,071,500	1,489	Polymer Co., Ltd. Class H	972,000	636
China Railway Group, Ltd. Class H	473,000	416	Shanghai Fosun Pharmaceutical Group
China Resources Gas Group, Ltd.	1,035,333	3,292	Co., Ltd. Class H	105,500	351
China Shenhua Energy Co., Ltd. Class H	2,364,795	5,008	Shanghai Pharmaceuticals Holding Co.,
China Telecom Corp., Ltd. Class H	13,928,000	6,648	Ltd. Class H	2,133,700	5,434
China Vanke Co., Ltd. Class H	511,634	1,300	Shenzhen Expressway Co., Ltd. Class H	378,000	345
Chongqing Changan Automobile Co.,			Shui On Land, Ltd.	2,664,500	562
Ltd. Class B	327,200	463	Sinopec Shanghai Petrochemical Co.,
Chongqing Rural Commercial Bank Co.,			Ltd. Class H	3,054,000	1,892
Ltd. Class H	2,888,000	1,762	Sohu.com, Inc.(Æ)	196,300	7,787
CNOOC, Ltd. - ADR(Ñ)	66,608	8,381	Tianhe Chemicals Group, Ltd.(Å)(Æ)	25,778,000	2,326
Country Garden Holdings Co., Ltd.	2,273,000	1,302	Tianneng Power International, Ltd.	1,002,000	883
CRRC Corp., Ltd.	604,000	587	Tingyi Cayman Islands Holding Corp.	2,466,800	2,804
Ctrip.com International, Ltd. - ADR(Æ)	209,510	9,053	Tsingtao Brewery Co., Ltd. Class H	564,000	2,260
Datang International Power Generation			Vipshop Holdings, Ltd. - ADR(Æ)	64,200	727
Co., Ltd. Class H	756,000	196	Weibo Corp. - ADR(Æ)(Ñ)	67,212	3,241
Dongfeng Motor Group Co., Ltd. Class H	1,228,000	1,305	Weichai Power Co., Ltd. Class H	110,000	195

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 81

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Weiqiao Textile Co. Class H	291,000	184	CT Environmental Group, Ltd.(Æ)(Ñ)	11,223,916	2,442
West China Cement, Ltd.(Æ)	5,611,700	771	Far East Horizon, Ltd.	410,000	376
Yuzhou Properties Co., Ltd.	1,728,000	567	Fosun International, Ltd.	163,500	248
ZTE Corp. Class H	528,000	822	Fullshare Holdings, Ltd.	2,052,500	866
		309,321	GCL-Poly Energy Holdings, Ltd.(Æ)	8,700,984	1,126
			Guangdong Investment, Ltd.	238,000	295
Colombia - 0.2%			Haier Electronics Group Co., Ltd.	1,465,417	2,581
Almacenes Exito SA	406,596	2,169	Hanergy Thin Film Power Group, Ltd.
Bancolombia SA - ADR	71,400	2,703	(Æ)	1,630,000	821
Corp. Financiera Colombiana SA	17,284	203	Hong Kong Exchanges & Clearing, Ltd.	73,614	1,783
Empresa de Energia de Bogota SA ESP	345,858	213	Hua Hong Semiconductor, Ltd.(Þ)	1,946,000	2,167
		5,288	Intime Retail Group Co., Ltd.	600,500	742
			Kingboard Chemical Holdings, Ltd.	740,000	2,544
Cyprus - 0.0%			Kingboard Laminates Holdings, Ltd.	1,292,000	1,417
Ros Agro PLC - GDR	36,554	525	Nine Dragons Paper Holdings, Ltd.	2,975,000	3,417

Czech Republic - 0.1%			Shanghai Industrial Holdings, Ltd.	124,000	334
Komercni Banka AS	87,135	3,082	Shenzhen International Holdings, Ltd.	581,000	837
			Shenzhen Investment, Ltd.	2,170,000	882
Egypt - 0.4%			Shimao Property Holdings, Ltd.	1,904,000	2,552
Cleopatra Hospital(Æ)	1,287,056	951	Sino Biopharmaceutical, Ltd.	2,793,885	2,205
Commercial International Bank Egypt			Sino-Ocean Group Holding, Ltd.	834,000	361
SAE	1,027,006	4,143	Skyworth Digital Holdings, Ltd.	7,025,344	4,647
Commercial International Bank Egypt			SmarTone Telecommunications Holdings,
SAE - GDR	325,244	1,296	Ltd.	739,170	1,020
Eastern Tobacco	109,282	1,145	VTech Holdings, Ltd.	109,464	1,358
Edita Food Industries SAE - GDR	219,639	988	WH Group, Ltd.(Þ)	6,154,500	4,667
		8,523	Yue Yuen Industrial Holdings, Ltd.	778,500	2,854
			Yuexiu Property Co., Ltd.	5,726,000	840
Greece - 0.2%					115,814
Alpha Bank AE(Æ)	1,975,575	3,513
Sarantis SA	155,866	1,738	Hungary - 0.6%
		5,251	MOL Hungarian Oil & Gas PLC	11,396	804
			OTP Bank PLC	150,190	4,624
Guernsey - 0.2%			Richter Gedeon Nyrt	336,488	7,258
VinaCapital Vietnam Opportunity Fund,					12,686
Ltd.	1,487,555	5,063
			India - 8.3%
Hong Kong - 5.1%			Aditya Birla Nuvo, Ltd.	48,833	976
AIA Group, Ltd.	1,102,800	6,831	Ambuja Cements, Ltd.	792,555	2,670
ASM Pacific Technology, Ltd.	529,107	6,435	Asian Paints, Ltd.	97,009	1,386
Beijing Enterprises Holdings, Ltd.	226,000	1,122	Aurobindo Pharma, Ltd.	317,754	3,180
Brilliance China Automotive Holdings,			Axis Bank, Ltd.	1,178,204	8,150
Ltd.	3,354,429	4,750	Bajaj Auto, Ltd.	20,832	870
China Agri-Industries Holdings, Ltd.(Æ)	2,293,000	1,064	Bajaj Finance, Ltd.	71,940	1,094
China Everbright, Ltd.	714,000	1,367	Bharat Electronics, Ltd. Class A	52,429	1,186
China Lumena New Materials Corp.(Æ)	3,024,000	4	Bharat Petroleum Corp., Ltd.	143,757	1,453
China Metal Recycling Holdings, Ltd.			Bharti Airtel, Ltd.	327,141	1,678
(Å)(Æ)	335,400	—	Bharti Infratel, Ltd.	396,100	1,718
China Mobile, Ltd.	920,651	10,466	Bosch, Ltd.	3,023	986
China Mobile, Ltd. - ADR	251,765	14,351	Britannia Industries, Ltd.	19,056	878
China Overseas Land & Investment, Ltd.	3,450,589	10,185	Cadila Healthcare, Ltd.	90,485	466
China Power International Development,			Castrol India, Ltd.	89,107	536
Ltd.	752,000	272	Chennai Petroleum Corp., Ltd.	141,976	697
China Resources Beer Holdings Co.,			Cipla, Ltd.	91,678	772
Ltd.(Æ)	418,000	847	Coal India, Ltd.	313,682	1,438
China Resources Power Holdings Co.,			Cummins India, Ltd.	59,921	746
Ltd.	914,000	1,575	Dabur India, Ltd. Class A	893,181	3,631
China Unicom Hong Kong, Ltd.	5,064,000	5,985	Divi's Laboratories, Ltd.	39,665	408
CITIC, Ltd.	568,000	841	DLF, Ltd.	424,459	842
CNOOC, Ltd.	4,675,000	5,876	Dr Reddy's Laboratories, Ltd.	28,891	1,288
CSPC Pharmaceutical Group, Ltd.	410,000	461	Eicher Motors, Ltd.	3,175	1,073

See accompanying notes which are an integral part of this quarterly report.

82 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Exide Industries, Ltd.	343,481	996	Tata Motors, Ltd. - ADR	64,200	2,501
Federal Bank, Ltd.	1,989,883	2,222	Tata Power Co., Ltd.	756,724	891
GAIL India, Ltd.	131,386	910	Tata Steel, Ltd.	194,255	1,340
GlaxoSmithKline Consumer Healthcare,			Tech Mahindra, Ltd.	306,932	2,039
Ltd.	3,173	243	Titan Co., Ltd.	44,535	240
Glenmark Pharmaceuticals, Ltd.	61,836	813	Torrent Pharmaceuticals, Ltd.	19,068	365
Godrej Consumer Products, Ltd.	58,665	1,363	United Phosphorus, Ltd.	100,552	1,085
Havells India, Ltd.	170,580	1,057	Vedanta, Ltd.	1,671,605	6,298
HCL Technologies, Ltd.	115,452	1,378	Videocon d2h, Ltd. - ADR(Æ)	164,856	1,474
Hero MotoCorp, Ltd.	39,579	1,848	Wipro, Ltd.	151,090	1,018
Hindalco Industries, Ltd.	956,101	2,702	Yes Bank, Ltd.	50,068	1,028
Hindustan Petroleum Corp., Ltd.	264,196	2,031	Zee Entertainment Enterprises, Ltd.	38,168	275
Hindustan Unilever, Ltd.	96,665	1,217			187,388
Hindustan Zinc, Ltd.	62,303	273
Housing Development Finance Corp.,			Indonesia - 1.4%
Ltd.	322,360	6,491	Adaro Energy Tbk PT	8,150,200	1,032
ICICI Bank, Ltd. - ADR	1,614,233	12,510	Astra International Tbk PT	10,576,100	6,289
ICICI Bank, Ltd.	241,723	964	Bank Central Asia Tbk PT	486,500	560
ICICI Prudential Life Insurance Co.,			Bank Mandiri Persero Tbk PT	602,300	492
Ltd.(Þ)	461,106	2,348	Bank Negara Indonesia Persero Tbk PT	1,217,000	520
Indiabulls Housing Finance Ltd	98,455	1,090	Bank Rakyat Indonesia Persero Tbk PT	12,318,350	10,795
Indian Oil Corp., Ltd.	881,453	4,801	Bumi Serpong Damai PT	4,317,600	591
Infosys, Ltd.	178,177	2,448	Gajah Tunggal Tbk PT(Æ)	357,300	31
ITC, Ltd.	658,417	2,496	Gudang Garam Tbk PT	184,700	855
JSW Steel, Ltd.	568,800	1,677	Indo Tambangraya Megah Tbk PT	434,600	488
Karnataka Bank, Ltd.	34,102	57	Media Nusantara Citra Tbk PT	21,259,401	2,699
L&T Technology Services, Ltd.(Å)	49,322	608	Perusahaan Gas Negara Persero Tbk	13,079,866	2,822
LIC Housing Finance, Ltd.	119,331	968	Semen Indonesia Persero Tbk PT	1,662,500	1,124
Lupin, Ltd.	61,162	1,324	Tambang Batubara Bukit Asam Persero
Mahindra & Mahindra Financial			Tbk PT	1,166,600	1,011
Services, Ltd.	197,643	775	Telekomunikasi Indonesia Persero Tbk
Mahindra & Mahindra, Ltd.	60,460	1,103	PT	3,700,300	1,083
Manappuram Finance, Ltd.	1,212,117	1,433	Unilever Indonesia Tbk PT	75,100	232
Marico, Ltd.	83,000	314			30,624
Maruti Suzuki India, Ltd.	49,040	4,297
Muthoot Finance, Ltd.	136,760	621	Jersey - 0.1%
Nestle India, Ltd.	2,638	228	Randgold Resources, Ltd.	32,574	2,770

NHPC, Ltd.	509,173	217	Kazakhstan - 0.0%
NTPC, Ltd.	802,407	2,046	KazMunaiGas Exploration Production
Oil & Natural Gas Corp., Ltd.	421,135	1,261	JSC - GDR(Æ)	113,257	1,121
Oil India, Ltd.	110,337	535
Oracle Financial Services Software, Ltd.	12,376	604	Kenya - 0.2%
Page Industries, Ltd.	1,182	253	East African Breweries, Ltd.	384,449	831
Pidilite Industries, Ltd.	100,410	993	Safaricom, Ltd.	20,663,831	3,682
Piramal Enterprises, Ltd. Class A	136,153	3,388			4,513
Power Finance Corp., Ltd.	1,922,103	3,676
Prism Cement, Ltd.(Æ)	613,836	825	Kuwait - 0.2%
Punjab National Bank(Æ)	1,097,051	2,179	National Bank of Kuwait SAKP	1,479,187	3,542
Reliance Communications, Ltd.(Æ)	1,436,140	724	VIVA Kuwait Telecom Co.(Æ)	662,906	1,935
Reliance Industries, Ltd.	1,130,324	17,473			5,477
Reliance Industries, Ltd. - GDR(Þ)	337,228	10,454
Rural Electrification Corp., Ltd.	1,272,080	2,666	Luxembourg - 0.3%
Shriram City Union Finance, Ltd.	31,104	866	Samsonite International SA	848,825	2,665
Shriram Transport Finance Co., Ltd.	61,417	865	Tenaris SA - ADR(Ñ)	115,300	4,040
State Bank of India	656,841	2,510			6,705
Sun Pharmaceutical Industries, Ltd.	325,800	3,037
Tata Chemicals, Ltd.	230,533	1,851	Macao - 0.4%
Tata Consultancy Services, Ltd.	46,225	1,520	Sands China, Ltd.	2,262,215	9,992
Tata Motors, Ltd. Class A	887,940	4,406
Tata Motors, Ltd.	609,925	4,757	Malaysia - 0.6%
			AirAsia BHD	3,618,900	2,083

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 83

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
AirAsia X BHD(Æ)	3,998,800	366	Megacable Holdings SAB de CV	654,721	2,079
AMMB Holdings BHD Class 2	134,000	138	Mexichem SAB de CV	723,216	1,714
British American Tobacco Malaysia BHD	244,063	2,559	Nemak SAB de CV(Þ)	152,600	142
CIMB Group Holdings BHD	125,300	141	OHL Mexico SAB de CV	697,332	661
IHH Healthcare BHD	209,400	298	Promotora y Operadora de
IJM Corp. BHD	2,882,633	2,154	Infraestructura SAB de CV(Æ)	31,287	273
Kuala Lumpur Kepong BHD	57,800	315	Wal-Mart de Mexico SAB de CV	1,221,673	2,162
Malayan Banking BHD	234,000	434			72,597
MISC Berhad	52,900	88
Petronas Dagangan BHD	288,308	1,533	Morocco - 0.1%
Petronas Gas BHD	54,700	258	Residences Dar Saada	112,171	2,189
Public Bank BHD	73,000	331
Steppe Cement, Ltd.(Æ)	1,139,180	251	Netherlands - 0.5%
Tenaga Nasional BHD	557,200	1,686	X5 Retail Group NV - GDR(Æ)	277,109	9,297
UEM Sunrise BHD	2,845,500	707	Yandex NV Class A(Æ)	125,500	2,904
Westports Holdings BHD	303,200	285			12,201

		13,627	Nigeria - 0.6%
Malta - 0.0%			Dangote Cement PLC	5,197,285	2,822
Brait SE(Æ)	153,921	904	Guaranty Trust Bank PLC	45,163,649	3,503
			Guaranty Trust Bank PLC - GDR	101,104	354
Mexico - 3.2%			Lekoil, Ltd.(Æ)	9,627,040	3,425
Alfa SAB de CV Class A	108,700	141	Zenith Bank PLC	53,250,714	2,735
Alpek SAB de CV Class A	286,288	329			12,839
Alsea SAB de CV	85,108	246
America Movil SAB de CV Class L			Pakistan - 1.2%
- ADR(Ñ)	606,034	7,642	Allied Bank, Ltd.	938,500	995
Arca Continental SAB de CV	38,500	208	Engro Corp., Ltd.	1,059,200	3,396
Cemex SAB de CV - ADR(Æ)	1,019,983	9,445	Hascol Petroleum, Ltd.	1,759,800	5,710
Coca-Cola Femsa SAB de CV	91,885	570	Lucky Cement, Ltd.	470,682	3,737
Coca-Cola Femsa SAB de CV - ADR(Ñ)	51,319	3,183	Maple Leaf Cement Factory, Ltd.	1,423,000	1,798
Fomento Economico Mexicano SAB de			Pak Elektron, Ltd.	3,144,372	2,527
CV	79,900	601	Searle Co., Ltd. (The)	299,451	1,962
Fomento Economico Mexicano SAB de			Sui Northern Gas Pipelines, Ltd.(Æ)	2,453,684	2,320
CV - ADR	65,200	4,905	United Bank, Ltd.	1,787,681	4,014
Genomma Lab Internacional SAB de CV					26,459

Class B(Æ)	2,523,750	2,648	Peru - 0.1%
Gentera SAB de CV	730,480	1,067	InRetail Peru Corp.(Æ)(Þ)	59,253	1,126
Gruma SAB de CV Class B	182,090	2,450
Grupo Aeroportuario del Centro Norte			Philippines - 0.3%
SAB de CV Class B	581,626	2,482	Ayala Land, Inc.	2,767,316	1,978
Grupo Aeroportuario del Pacifico SAB de			Manila Electric Co.	29,180	167
CV Class B	13,265	103	Metro Pacific Investments Corp.	24,948,711	3,421
Grupo Aeroportuario del Sureste SAB de			Universal Robina Corp.	565,648	1,853
CV Class B	27,070	392			7,419
Grupo Aeroportuario del Sureste SAB de
CV - ADR	22,600	3,274	Poland - 0.3%
Grupo Bimbo SAB de CV	172,600	382	Bank Pekao SA	113,654	3,840
Grupo Fin Santander ADR B - ADR	300,000	2,145	Jastrzebska Spolka Weglowa SA(Æ)	43,789	732
Grupo Financiero Banorte SAB de CV			mBank SA(Æ)	1,769	167
Class O	1,887,434	9,046	Polski Koncern Naftowy Orlen SA	66,083	1,342
Grupo Lala SAB de CV Class B	142,400	213	Polskie Gornictwo Naftowe i
Grupo Sanborns SAB de CV	142,600	142	Gazownictwo SA	125,085	172
Grupo Simec SAB de CV Class B(Æ)	39,592	184	Powszechna Kasa Oszczednosci Bank
Grupo Televisa SAB - ADR	376,200	8,427	Polski SA	50,898	391
Industrias Bachoco SAB de CV	374,450	1,454	Tauron Polska Energia SA(Æ)	1,104,656	814
Industrias CH, SAB de CV(Æ)	38,409	243			7,458
Kimberly-Clark de Mexico SAB de CV
Class A	1,917,174	3,444	Qatar - 0.2%
Macquarie Mexico Real Estate			Al Meera Consumer Goods Co. QSC	46,000	2,261
Management, SA de CV(Æ)(ö)	203,186	200

See accompanying notes which are an integral part of this quarterly report.

84 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Industries Qatar QSC	81,312	2,554	Liberty Holdings, Ltd.	16,366	134
		4,815	Massmart Holdings, Ltd.	109,114	1,088
			MTN Group, Ltd.	93,535	873
Romania - 0.2%			Naspers, Ltd. Class N	70,860	11,269
Banca Transilvania SA	2,682,787	1,522	Nedbank Group, Ltd.	69,010	1,198
Fondul Proprietatea SA	13,471,388	2,870	Pick n Pay Stores, Ltd.(Ñ)	157,438	800
		4,392	Remgro, Ltd.	29,697	497
			Resilient Property Income(Æ)	27,944	243
Russia - 5.0%			Reunert, Ltd.	542,777	2,749
Alrosa PJSC	1,128,200	1,984	Sanlam, Ltd.	248,091	1,197
Federal Grid PJSC	633,240,000	2,447	Sappi, Ltd. - ADR	113,790	732
Gazprom PAO - ADR	709,797	3,503	Sasol, Ltd. - ADR	230,859	6,878
Gazprom PJSC - ADR	1,653,244	8,196	Shoprite Holdings, Ltd. - ADR	10,792	144
Gazprom PJSC	961,760	2,397	Standard Bank Group, Ltd.	678,618	7,263
Inter RAO UES PJSC	31,943,000	2,165	Tiger Brands, Ltd.	8,487	256
Lukoil PJSC - ADR(Ñ)	400,162	22,491	Vodacom Group, Ltd. - ADR	191,088	2,143
Lukoil PJSC	39,153	2,198	Woolworths Holdings, Ltd.	378,952	2,088
LUKOIL PJSC - ADR	129,312	7,279			68,782
Magnit PJSC	3,285	527
Magnitogorsk Iron & Steel OJSC	720,300	471	South Korea - 13.1%
MegaFon PJSC - GDR	57,685	626	Aekyung Petrochemical Co., Ltd	9,266	89
MMC Norilsk Nickel PJSC - ADR	190,078	3,079	Amorepacific Corp.	6,304	1,721
MMC Norilsk Nickel PJSC	902	145	BNK Financial Group, Inc.	333,949	2,448
Mobile TeleSystems PJSC - ADR	141,500	1,482	Coway Co., Ltd.	33,672	2,537
Novatek PJSC	120,371	1,522	Daou Technology, Inc.(Æ)	22,135	337
Novolipetsk Steel PJSC - GDR	377,280	7,461	Dongbu HiTek Co., Ltd.(Æ)	42,064	635
PhosAgro PJSC - GDR	264,339	4,081	Dongbu Insurance Co., Ltd.	76,900	3,913
Rosneft Oil Co. PJSC	152,090	1,015	E-MART, Inc.	10,217	1,786
Rosneft PJSC - GDR	509,444	3,365	GS Engineering & Construction Corp.
Sberbank of Russia PJSC	1,670,700	4,791	(Æ)(Ñ)	59,236	1,410
Sberbank of Russia PJSC - ADR	1,189,562	13,917	GS Holdings Corp.	10,525	462
Sberbank of Russia PJSC Class T	774,500	2,221	Hana Financial Group, Inc.	453,948	13,438
Severstal PJSC - GDR	133,762	2,124	Hankook Tire Co., Ltd.(Æ)	270,671	13,190
Surgutneftegas OJSC	1,031,100	555	Hanon Systems	313,770	2,452
Surgutneftegas OJSC - ADR	131,666	707	Hanssem Co., Ltd.	8,200	1,470
Tatneft PAO - ADR(Ñ)	147,967	6,007	Hanwha Corp.	6,195	187
Tatneft PJSC	168,080	1,138	Hanwha Life Insurance Co., Ltd.	90,273	500
Tatneft PJSC - ADR	19,740	805	Hyosung Corp.	11,419	1,330
Uralkali PJSC(Æ)	132,990	377	Hyundai Department Store Co., Ltd.	2,062	171
X5 Retail Group NV - GDR(Æ)	87,321	2,926	Hyundai Engineering & Construction
		112,002	Co., Ltd.	45,400	1,621
			Hyundai Marine & Fire Insurance Co.,
Singapore - 0.1%			Ltd.	50,500	1,307
BOC Aviation, Ltd.(Þ)	299,475	1,508	Hyundai Mobis Co., Ltd.	20,296	4,225
			Hyundai Motor Co.	18,756	2,250
South Africa - 3.0%			Industrial Bank of Korea(Æ)	30,962	339
African Bank Investments, Ltd.(Æ)	887,049	—
AngloGold Ashanti, Ltd. - ADR	399,299	5,075	JB Financial Group Co., Ltd.	77,550	373
Aspen Pharmacare Holdings, Ltd.	189,648	4,340	Kangwon Land, Inc.(Æ)	9,538	268
AVI, Ltd.	467,666	3,181	KB Financial Group, Inc.	470,328	19,043
Barclays Africa Group, Ltd. - ADR	112,846	1,329	KB Financial Group, Inc. - ADR	73,300	2,976
Barloworld, Ltd. - ADR	217,781	1,784	KCC Corp.	9,380	2,804
Bid Corp., Ltd.	12,384	214	KEPCO Plant Service & Engineering
Bidvest Group, Ltd. (The)	341,885	4,031	Co., Ltd.(Æ)	9,096	428
Discovery Holdings, Ltd.	292,652	2,502	Kia Motors Corp.	106,824	3,347
Exxaro Resources, Ltd.	195,072	1,544	Korea Electric Power Corp. - ADR	112,548	2,064
FirstRand, Ltd.	1,045,193	3,893	Korea Electric Power Corp.	22,891	837
Growthpoint Properties, Ltd.(ö)	94,100	184	Korea Gas Corp.(Æ)	18,748	747
Harmony Gold Mining Co., Ltd.			Korea Investment Holdings Co., Ltd.(Æ)	5,453	218
- ADR(Ñ)	114,645	292	Korea Kolmar Co., Ltd.(Æ)(Ñ)	39,931	2,383
Kumba Iron Ore, Ltd.(Æ)	56,019	861	Korea Petrochemical Industries Co., Ltd.	6,065	1,408

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 85

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
KT Corp. - ADR(Ñ)	190,645	2,835	Compal Electronics, Inc.	582,000	351
KT Corp.	47,340	1,197	CTBC Financial Holding Co., Ltd.	2,590,080	1,474
KT&G Corp.	10,338	894	Delta Electronics, Inc.	1,155,167	6,451
Kumho Petrochemical Co., Ltd.	36,390	2,574	E Ink Holdings, Inc.	1,404,000	1,117
LG Chem, Ltd.	18,632	4,204	E.Sun Financial Holding Co., Ltd.	7,005,900	4,133
LG Corp. Class H	18,783	957	Eclat Textile Co., Ltd.	170,402	1,779
LG Display Co., Ltd.	10,300	272	Elite Material Co., Ltd.	419,000	1,470
LG Electronics, Inc. Class H	18,377	877	Far Eastern New Century Corp.	1,200,000	998
LG Household & Health Care, Ltd.	4,700	3,553	Far EasTone Telecommunications Co.,
LG International Corp.	50,954	1,416	Ltd.	447,000	1,062
LG Uplus Corp.	274,840	2,697	First Financial Holding Co., Ltd.	2,138,070	1,192
Lotte Chemical Corp.	5,876	1,901	Formosa Chemicals & Fibre Corp.	657,000	2,036
Lotte Chilsung Beverage Co., Ltd.(Æ)	1,974	2,462	Formosa Petrochemical Corp.	268,000	914
Lotte Confectionery Co., Ltd.	19,232	3,379	Formosa Plastics Corp.	447,000	1,292
Lotte Shopping Co., Ltd.	14,962	2,914	Foxconn Technology Co., Ltd.	129,280	364
NAVER Corp.	7,868	5,136	Fubon Financial Holding Co., Ltd.	4,318,000	7,005
POSCO	45,442	10,558	Giant Manufacturing Co., Ltd.	392,951	2,577
Samsung Electronics Co., Ltd.	54,597	92,649	Grand Pacific Petrochemical	1,713,000	1,118
Samsung Electronics Co., Ltd. - GDR(Þ)	7,812	6,644	HannStar Board Corp.	687,000	383
Samsung Electronics Co., Ltd. - GDR	11,223	8,948	Hon Hai Precision Industry Co., Ltd.	4,945,617	13,279
Samsung Fire & Marine Insurance Co.,			Hotai Motor Co., Ltd.	15,000	172
Ltd.	3,572	827	Hua Nan Financial Holdings Co., Ltd.	1,828,764	961
Samsung Life Insurance Co., Ltd.	67,700	6,470	Innolux Corp.	6,485,000	2,742
Shinhan Financial Group Co., Ltd.	175,161	6,930	Inventec Corp.	1,537,000	1,157
Shinsegae, Inc.	12,616	1,910	Largan Precision Co., Ltd.	139,273	19,883
SK Holdings Co., Ltd.	1,400	261	Lite-On Technology Corp.	2,160,996	3,274
SK Hynix, Inc.	292,327	13,488	MediaTek, Inc.	885,000	6,054
SK Innovation Co., Ltd.	19,934	2,689	Mega Financial Holding Co., Ltd.	2,304,000	1,716
SK Telecom Co., Ltd. - ADR(Ñ)	413,600	8,892	Micro-Star International Co., Ltd.	178,000	432
S-Oil Corp.	8,433	587	Nan Ya Plastics Corp.	213,000	501
Tongyang Life Insurance Co., Ltd.(Æ)	26,372	241	Nanya Technology Corp.	868,000	1,339
Woori Bank	355,427	4,010	Nien Made Enterprise Co., Ltd.	78,000	732
		297,086	Novatek Microelectronics Corp.	171,000	605
			Pegatron Corp.	614,000	1,478
Spain - 0.1%			Pou Chen Corp. Class B	588,000	745
Cemex Latam Holdings SA(Æ)	290,746	1,139	Powertech Technology, Inc.	730,000	1,999
			President Chain Store Corp.	94,000	702
Sri Lanka - 0.1%			Quanta Computer, Inc.	1,740,000	3,551
Melstacorp, Ltd.(Æ)	4,787,216	2,080	Realtek Semiconductor Corp.	1,348,000	4,704

Switzerland - 0.1%			Shin Kong Financial Holding Co., Ltd.
Coca-Cola HBC AG - ADR(Æ)	118,950	2,715	(Æ)	4,289,000	1,103
			SinoPac Financial Holdings Co., Ltd.	3,741,150	1,102
Taiwan - 10.3%			Taishin Financial Holding Co., Ltd.	757,087	286
Advanced Semiconductor Engineering,			Taiwan Cement Corp.	487,000	552
Inc.	2,877,459	3,164	Taiwan Cooperative Financial Holding
Advantech Co., Ltd.	794,638	6,742	Co., Ltd.	2,414,990	1,103
Airtac International Group	154,850	1,289	Taiwan Mobile Co., Ltd.	288,000	961
Asia Cement Corp.	1,163,000	995	Taiwan Semiconductor Manufacturing
Asustek Computer, Inc.	230,000	2,011	Co., Ltd.	6,624,382	39,479
AU Optronics Corp.	6,146,000	2,540	Taiwan Semiconductor Manufacturing
Catcher Technology Co., Ltd.	464,650	3,800	Co., Ltd. - ADR	1,070,946	33,103
Cathay Financial Holding Co., Ltd.	2,765,000	4,212	Taiwan Union Technology Corp.	78,000	107
Chang Hwa Commercial Bank, Ltd.	2,319,280	1,285	Tripod Technology Corp.	2,237,888	5,456
Cheng Shin Rubber Industry Co., Ltd.	767,000	1,529	Uni-President Enterprises Corp.	496,000	848
China Development Financial Holding			United Microelectronics Corp.	2,153,000	781
Corp.	2,232,000	570	Win Semiconductors Corp.(Æ)	633,094	1,902
China Life Insurance Co., Ltd.	2,126,040	2,081	Winbond Electronics Corp.	1,318,000	540
China Steel Corp. Class H	2,148,000	1,740	Wistron Corp.	5,799,532	4,945
Chipbond Technology Corp.	2,122,000	3,080	YFC-Boneagle Electric Co., Ltd.	458,000	891
Chunghwa Telecom Co., Ltd.	425,000	1,373

See accompanying notes which are an integral part of this quarterly report.

86 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Yuanta Financial Holding Co., Ltd.	4,205,000	1,668	Yapi ve Kredi Bankasi AS(Æ)	1,789,292	1,816
		232,980			43,295

Thailand - 2.5%			Ukraine - 0.4%
Airports of Thailand PCL	47,200	555	Kernel Holding SA	221,809	4,423
Bangkok Bank PCL	702,000	3,603	MHP SA - GDR	492,639	4,381
Bangkok Dusit Medical Services PCL					8,804
Class F	728,900	460
BEC World PCL	2,524,702	1,292	United Arab Emirates - 0.5%
Central Pattana PCL	1,800,017	2,915	Air Arabia PJSC	2,388,160	898
Charoen Pokphand Foods PCL	2,797,300	2,261	Aldar Properties PJSC	6,675,125	4,644
CP ALL PCL	309,100	531	DAMAC Properties Dubai Co. PJSC	1,833,974	1,343
Esso Thailand PCL(Æ)	6,177,000	2,011	DP World, Ltd.	106,800	2,017
Intouch Holdings PCL	141,400	215	Dubai Investments PJSC	1,486,572	998
Kasikornbank PCL	1,177,433	6,308	Emaar Properties PJSC	1,040,670	2,100
Kiatnakin Bank PCL	64,000	104			12,000
Krung Thai Bank PCL	1,947,700	1,051
Pruksa Holding Public Co., Ltd.(Ñ)	2,836,599	1,877	United Kingdom - 0.5%
PTT Exploration & Production PCL	1,511,003	4,176	BGEO Group PLC	202,589	7,557
PTT Global Chemical PCL	999,800	1,926	Nostrum Oil & Gas PLC(Æ)	259,598	1,544
PTT PCL	805,100	9,176	TBC Bank Group PLC(Æ)	58,930	1,105
Siam Cement PCL (The)	14,100	202			10,206

Siam Commercial Bank PCL (The)	1,118,300	4,813	United States - 0.2%
Star Petroleum Refining PCL	3,312,100	1,158	edita food industries SAE(Æ)	121,694	548
Supalai PCL	1,058,500	727	Gran Tierra Energy, Inc.(Æ)	409,540	1,051
Thai Beverage PCL	943,600	579	MercadoLibre, Inc.	12,300	2,280
Thai Oil PCL	308,800	629			3,879
Thai Union Group PCL Class F	5,529,514	3,265
Thanachart Capital PCL	1,350,500	1,822	Vietnam - 0.4%
Tisco Financial Group PCL	2,140,640	3,709	Hoa Phat Group JSC	811,279	1,520
TMB Bank PCL	10,515,000	698	Military Commercial Joint Stock
		56,063	Bank(Æ)	2,101,459	1,316
			Mobile World Investment Corp.	778,580	5,510
Togo - 0.0%			PetroVietnam Drilling & Well Services
Ecobank Transnational, Inc.	25,971,762	861	JSC - ADR(Æ)	1,171,863	1,088

Turkey - 1.9%					9,434
Akbank TAS	1,786,770	3,976	Virgin Islands, British - 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii			Arcos Dorados Holdings, Inc. Class
AS	245,153	1,378	A(Æ)	526,693	3,055
Arcelik AS	207,079	1,256	Mail.Ru Group, Ltd. - GDR(Æ)	1,849	33
Emlak Konut Gayrimenkul Yatirim					3,088
Ortakligi AS(ö)	4,623,175	3,764
Enka Insaat ve Sanayi AS	1,890,150	2,875	Total Common Stocks
Ford Otomotiv Sanayi AS	194,035	1,796	(cost $1,859,653)		2,091,314
GSD Holding AS	468,943	76
Haci Omer Sabanci Holding AS	2,188,874	5,790

Koza Altin Isletmeleri AS(Æ)	22,734	107	Brazil Preferred - 1.3% Stocks - 1.8%
TAV Havalimanlari Holding AS	649,058	2,671	Banco do Estado do Rio Grande do Sul
Tekfen Holding AS	790,833	1,582	SA(Æ)	280,811	1,403
Torunlar Gayrimenkul Yatirim Ortakligi			Braskem SA	253,600	2,619
AS(ö)	120,316	136	Centrais Eletricas Brasileiras SA(Æ)	96,100	754
Trakya Cam Sanayii AS	209,541	172	Cia Energetica de Minas Gerais	400,267	1,161
Tupras Turkiye Petrol Rafinerileri AS	107,843	2,343	Gerdau SA	1,054,300	4,082
Turkcell Iletisim Hizmetleri AS -			Investimentos Itau SA	320,834	945
ADR(Æ)(Ñ)	120,891	901	Itau Unibanco Holding SA	816,490	9,649
Turkiye Garanti Bankasi AS	1,343,682	2,962	Lojas Americanas SA(Æ)	382,408	2,030
Turkiye Halk Bankasi AS	2,186,777	6,508	Metalurgica Gerdau SA(Æ)	1,468,400	2,619
Turkiye Is Bankasi Class C	1,084,029	1,712	Petroleo Brasileiro SA(Æ)	259,300	1,236
Turkiye Vakiflar Bankasi TAO Class D	1,133,246	1,474

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 87

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Vale SA(Æ)	333,120	3,230
		29,728		Short-Term Investments - 4.5%
				United States - 4.5%
Colombia - 0.1%				U.S. Cash Management Fund	94,266,694	(8)	94,285
Banco Davivienda SA	100,774	1,084		United States Treasury Bills
Bancolombia SA	24,170	228		0.455% due 02/23/17 (~)(§)	1,100		1,100
		1,312		0.484% due 04/20/17 (~)(§)	5,200		5,195
Russia - 0.1%				0.606% due 07/13/17 (~)(§)	1,300		1,296
Surgutneftegas OJSC	2,442,000	1,395					101,876
				Total Short-Term Investments
South Korea - 0.3%				(cost $101,871)			101,876
Samsung Electronics Co., Ltd.	5,816	7,857

Samsung Fire & Marine Insurance Co.,				Other Securities - 2.1%
Ltd.	1,226	196		U.S. Cash Collateral Fund(×)	46,861,456	(8)	46,861
		8,053		Total Other Securities
Total Preferred Stocks				(cost $46,861)			46,861

(cost $29,061)		40,488		Total Investments 101.4%
Certificates of Participation - 0.5%				(identified cost $2,046,028)			2,293,941
China - 0.0%
JPMorgan Structured Products BV				Other Assets and Liabilities, Net
Zero coupon due 08/14/17 (Å)	48	7	-	(1.4%)			(32,538)
				Net Assets - 100.0%			2,261,403
Netherlands - 0.4%
JPMorgan Structured Products BV
Zero coupon due 08/14/17	474	2,532
Series 0001
Zero coupon due 05/16/17	179	2,466
Zero coupon due 07/02/18	18	1,567
Series 0002
Zero coupon due 07/02/18	176	2,437
		9,002
United Kingdom - 0.1%
HSBC Bank PLC
Series 0008
Zero coupon due 09/09/19	48	2,149

Total Certificates of Participation
(cost $6,271)		11,158

Warrants & Rights - 0.1%
Australia - 0.1%
FPT Corp.(Æ)
2018 Warrants	890,150	1,777

Netherlands - 0.0%
Bharat Forge, Ltd.(Æ)(Þ)
2019 Warrants	13,707	188
Titan Co., Ltd.(Æ)(Þ)
2019 Warrants	34,462	184
TTK Prestige, Ltd.(Æ)(Þ)
2017 Warrants	962	82
		454

South Korea - 0.0%
Korean Air Lines Co., Ltd(Æ)
2017 Rights	2,721	13

Total Warrants & Rights
(cost $2,311)		2,244

See accompanying notes which are an integral part of this quarterly report.

88 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
0.1%
China Forestry Holdings Co., Ltd.	07/26/10	HKD	871,100	0.43	372	—
China Metal Recycling Holdings, Ltd.	11/16/12	HKD	335,400	—	339	—
JPMorgan Structured Products BV	04/02/15	CNY	48,430	13.42	7	7
Kaisa Group Holdings, Ltd.	09/04/14	HKD	3,280,000	0.38	1,261	211
L&T Technology Services, Ltd.	01/30/17	INR	49,322	11.81	582	608
Real Gold Mining, Ltd.	04/26/10	HKD	463,232	1.60	741	—
Tianhe Chemicals Group, Ltd.	06/13/14	HKD	25,778,000	0.23	5,886	2,326
						3,152
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
BIST 30 Index Futures	920	TRY	9,830	02/17	280
BOLSA Index Futures	150	MXN	70,456	03/17	21
FTSE/JSE Top 40 Index Futures	250	ZAR	115,568	03/17	260
Hang Seng Index Futures	136	HKD	158,658	02/17	371
H-Shares Index Futures	320	HKD	157,280	02/17	85
KOSPI2 Index Futures	141	KRW	18,978,600	03/17	819
MSCI Emerging Markets Mini Index Futures	458	USD	20,956	03/17	554
MSCI Taiwan Index Futures	1,035	USD	36,742	02/17	990
SGX NIFTY 50 Index Futures	598	USD	10,257	02/17	194
Short Positions
MSCI Emerging Markets Mini Index Futures	252	USD	11,530	03/17	(423)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,151

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	104	AED	380	02/01/17	—
Bank of America	USD	640	BRL	2,000	02/02/17	(5)
Bank of America	USD	8,391	BRL	26,240	02/02/17	(64)
Bank of America	USD	21,560	BRL	68,000	02/02/17	20
Bank of America	USD	22,162	BRL	69,300	02/02/17	(169)
Bank of America	USD	8,258	BRL	26,240	03/02/17	10
Bank of America	USD	21,810	BRL	69,300	03/02/17	26
Bank of America	USD	451	HKD	3,500	03/15/17	—
Bank of America	USD	214	KRW	250,000	03/15/17	3
Bank of America	USD	284	TRY	1,000	03/15/17	(22)
Bank of America	USD	568	TRY	2,000	03/15/17	(44)
Bank of America	USD	1,345	TRY	4,741	03/15/17	(103)
Bank of America	USD	1,703	TRY	6,000	03/15/17	(131)
Bank of America	BRL	2,000	USD	604	02/02/17	(31)
Bank of America	BRL	26,240	USD	8,320	02/02/17	(8)
Bank of America	BRL	68,000	USD	21,746	02/02/17	166
Bank of America	BRL	69,300	USD	21,972	02/02/17	(20)
Bank of America	BRL	68,000	USD	21,400	03/02/17	(26)
Bank of America	HKD	10,000	USD	1,290	03/15/17	1
Bank of America	INR	50,000	USD	727	03/15/17	(10)
Bank of America	MXN	5,000	USD	226	03/15/17	(12)
Bank of America	TRY	902	USD	256	03/15/17	20

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 89

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	TRY	1,000	USD	283	03/15/17	21
Bank of America	TRY	1,600	USD	454	03/15/17	35
Bank of America	TRY	1,700	USD	483	03/15/17	37
Bank of America	TRY	2,000	USD	568	03/15/17	44
Bank of America	ZAR	10,000	USD	718	03/15/17	(19)
Bank of New York	USD	729	KRW	850,000	03/15/17	9
Bank of New York	HKD	5,000	USD	645	03/15/17	—
BNP Paribas	HKD	8,591	USD	1,108	03/16/17	—
BNP Paribas	INR	700,400	USD	10,279	03/15/17	(49)
BNP Paribas	ZAR	84,062	USD	6,155	03/16/17	(36)
Brown Brothers Harriman	USD	17	HKD	134	02/01/17	—
Brown Brothers Harriman	USD	35	HKD	271	02/02/17	—
Brown Brothers Harriman	HKD	397	USD	51	02/01/17	—
Brown Brothers Harriman	HKD	468	USD	60	02/01/17	—
Brown Brothers Harriman	HKD	1,892	USD	244	02/01/17	—
Brown Brothers Harriman	HKD	177	USD	23	02/02/17	—
Brown Brothers Harriman	HKD	194	USD	25	02/02/17	—
Brown Brothers Harriman	HKD	270	USD	35	02/02/17	—
Brown Brothers Harriman	HKD	703	USD	91	02/02/17	—
Citibank	USD	6,164	ARS	100,227	03/16/17	15
Citibank	USD	1,159	BRL	3,623	02/02/17	(9)
Citibank	USD	2,239	BRL	7,000	02/02/17	(17)
Citibank	USD	10,291	BRL	32,181	02/02/17	(79)
Citibank	USD	5,281	HKD	40,929	03/15/17	(3)
Citibank	USD	6,882	HKD	53,340	03/15/17	(4)
Citibank	USD	1,118	MXN	23,084	03/15/17	(17)
Citibank	USD	1,128	MXN	23,622	03/16/17	(2)
Citibank	USD	2,649	MXN	54,598	03/16/17	(47)
Citibank	USD	2,106	ZAR	29,268	03/15/17	51
Citibank	USD	7,662	ZAR	106,500	03/15/17	184
Citibank	USD	2,169	ZAR	29,078	03/16/17	(27)
Citibank	USD	12,619	ZAR	175,756	03/16/17	326
Citibank	ARS	35,874	USD	2,194	03/16/17	(17)
Citibank	BRL	3,623	USD	1,120	02/02/17	(30)
Citibank	BRL	7,000	USD	2,175	02/02/17	(47)
Citibank	BRL	32,181	USD	9,762	02/02/17	(451)
Citibank	HKD	10,000	USD	1,290	03/15/17	—
Citibank	HKD	20,000	USD	2,580	03/15/17	1
Citibank	HUF	640,165	USD	2,160	03/16/17	(72)
Citibank	INR	100,000	USD	1,457	03/15/17	(18)
Citibank	KRW	4,000,000	USD	3,402	03/15/17	(72)
Citibank	MXN	7,000	USD	317	03/15/17	(17)
Citibank	RUB	254,559	USD	4,207	02/16/17	(19)
Citibank	RUB	380,240	USD	6,323	02/16/17	11
Citibank	TRY	2,500	USD	644	03/15/17	(11)
Citibank	TRY	2,665	USD	745	03/16/17	47
Citibank	ZAR	30,000	USD	2,190	03/15/17	(20)
Commonwealth Bank of Australia	USD	129	HKD	1,000	03/15/17	—
Goldman Sachs	USD	1,649	KRW	1,923,457	03/16/17	22
Goldman Sachs	CNY	5,935	USD	842	03/16/17	(19)
Goldman Sachs	CNY	8,953	USD	1,282	03/16/17	(17)
Goldman Sachs	CNY	17,920	USD	2,573	03/16/17	(25)
Goldman Sachs	CNY	18,962	USD	2,683	03/16/17	(67)
Goldman Sachs	HKD	10,000	USD	1,290	03/15/17	1
Goldman Sachs	HKD	15,000	USD	1,935	03/15/17	1
Goldman Sachs	KRW	3,000,000	USD	2,560	03/15/17	(45)
Goldman Sachs	KRW	3,303,974	USD	2,835	03/16/17	(35)
Goldman Sachs	MXN	16,000	USD	776	03/15/17	13
Goldman Sachs	ZAR	20,000	USD	1,436	03/15/17	(38)
HSBC	USD	11,365	BRL	35,804	02/02/17	(2)
HSBC	USD	5,281	HKD	40,929	03/15/17	(3)
HSBC	USD	6,882	HKD	53,340	03/15/17	(4)
HSBC	USD	14,181	HKD	110,000	03/15/17	3

See accompanying notes which are an integral part of this quarterly report.

90 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	5,240	IDR	70,709,272	03/16/17	37
HSBC	USD	3,657	INR	250,000	03/15/17	30
HSBC	USD	1,067	INR	73,288	03/16/17	14
HSBC	USD	6,777	KRW	8,000,000	03/15/17	171
HSBC	USD	1,117	MXN	23,084	03/15/17	(17)
HSBC	USD	1,932	MXN	40,000	03/15/17	(25)
HSBC	USD	1,110	TRY	4,000	03/15/17	(62)
HSBC	USD	2,101	ZAR	29,268	03/15/17	55
HSBC	USD	2,824	ZAR	40,000	03/15/17	122
HSBC	USD	7,645	ZAR	106,500	03/15/17	200
HSBC	BRL	35,804	USD	11,450	02/02/17	88
HSBC	BRL	35,804	USD	11,179	04/04/17	(5)
Morgan Stanley	USD	3,309	CLP	2,240,514	03/16/17	136
Morgan Stanley	USD	782	HKD	6,057	03/16/17	(1)
Morgan Stanley	USD	694	TRY	2,665	03/16/17	4
National Australia Bank	USD	6,882	HKD	53,340	03/15/17	(4)
National Australia Bank	USD	1,118	MXN	23,084	03/15/17	(17)
National Australia Bank	USD	2,101	ZAR	29,268	03/15/17	55
National Australia Bank	USD	7,645	ZAR	106,500	03/15/17	201
Nomura	USD	8,215	CNY	57,198	03/16/17	78
Nomura	USD	876	INR	59,946	03/16/17	8
Nomura	USD	13,414	INR	911,985	03/16/17	33
Northern Trust	HKD	6,205	USD	800	02/02/17	—
Royal Bank of Canada	USD	155	HKD	1,200	03/15/17	—
Royal Bank of Canada	USD	6,882	HKD	53,340	03/15/17	(4)
Royal Bank of Canada	USD	1,117	MXN	23,084	03/15/17	(17)
Royal Bank of Canada	USD	2,101	ZAR	29,268	03/15/17	55
Royal Bank of Canada	USD	7,646	ZAR	106,500	03/15/17	201
Royal Bank of Canada	HKD	4,000	USD	516	03/15/17	—
Royal Bank of Canada	HKD	5,000	USD	645	03/15/17	—
Royal Bank of Canada	KRW	450,000	USD	379	03/15/17	(12)
Royal Bank of Canada	MXN	10,000	USD	458	03/15/17	(19)
Royal Bank of Scotland	USD	1,463	COP	4,457,432	03/16/17	50
Royal Bank of Scotland	USD	733	IDR	10,131,832	03/16/17	23
Royal Bank of Scotland	USD	1,621	PEN	5,353	03/16/17	8
Royal Bank of Scotland	ARS	64,353	USD	3,779	03/16/17	(188)
Royal Bank of Scotland	CLP	2,240,514	USD	3,444	03/16/17	—
Royal Bank of Scotland	PEN	5,353	USD	1,542	03/16/17	(88)
Standard Chartered	USD	1,180	IDR	16,187,363	03/16/17	28
Standard Chartered	USD	10,194	INR	700,400	03/15/17	134
Standard Chartered	USD	10,908	INR	749,500	03/15/17	144
Standard Chartered	USD	6,141	KRW	7,170,000	03/15/17	86
Standard Chartered	USD	810	KRW	941,455	03/16/17	7
Standard Chartered	USD	907	KRW	1,096,694	03/16/17	46
Standard Chartered	USD	6,405	KRW	7,509,035	03/16/17	116
Standard Chartered	CNY	5,428	USD	770	03/16/17	(17)
Standard Chartered	INR	52,297	USD	764	03/16/17	(7)
Standard Chartered	KRW	26,744,606	USD	22,964	03/16/17	(264)
State Street	USD	66	AED	243	02/02/17	—
State Street	USD	959	BRL	3,000	02/02/17	(7)
State Street	USD	11,524	BRL	38,240	02/02/17	611
State Street	USD	20,884	BRL	69,300	02/02/17	1,107
State Street	USD	21,746	BRL	68,000	02/02/17	(166)
State Street	USD	21	HKD	162	02/02/17	—
State Street	USD	34	HKD	260	02/02/17	—
State Street	USD	128	HKD	994	02/02/17	—
State Street	USD	927	HKD	7,195	02/02/17	—
State Street	USD	64	HKD	500	03/15/17	—
State Street	USD	67	IDR	887,860	02/01/17	—
State Street	USD	99	IDR	1,323,852	02/01/17	—
State Street	USD	101	IDR	1,351,706	02/01/17	—
State Street	USD	125	IDR	1,664,811	02/01/17	—
State Street	USD	199	IDR	2,648,739	02/01/17	—

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 91

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	39	IDR	517,439	02/02/17	—
State Street	USD	398	IDR	5,303,357	02/02/17	(1)
State Street	USD	50	KRW	58,195	02/01/17	—
State Street	USD	72	KRW	83,458	02/01/17	—
State Street	USD	115	KRW	133,607	02/01/17	—
State Street	USD	119	KRW	138,675	02/01/17	—
State Street	USD	144	KRW	166,800	02/01/17	—
State Street	USD	270	KRW	313,041	02/01/17	—
State Street	USD	1	MXN	22	02/01/17	—
State Street	USD	88	MXN	1,826	02/01/17	(1)
State Street	USD	—	MXN	3	02/02/17	—
State Street	USD	92	MXN	1,904	02/02/17	—
State Street	USD	92	MYR	406	02/02/17	—
State Street	USD	3,500	PLN	14,181	03/16/17	39
State Street	USD	501	ZAR	6,728	02/01/17	(1)
State Street	USD	359	ZAR	4,818	02/02/17	(1)
State Street	BRL	2,185	USD	698	02/01/17	4
State Street	BRL	3,000	USD	911	02/02/17	(41)
State Street	BRL	38,240	USD	12,229	02/02/17	94
State Street	BRL	68,000	USD	20,492	02/02/17	(1,087)
State Street	BRL	69,300	USD	22,162	02/02/17	169
State Street	HKD	432	USD	56	02/01/17	—
State Street	HKD	3,027	USD	390	02/01/17	—
State Street	HKD	267	USD	34	02/02/17	—
State Street	HKD	554	USD	71	02/02/17	—
State Street	HKD	687	USD	89	02/02/17	—
State Street	HKD	837	USD	108	02/02/17	—
State Street	HKD	3,901	USD	503	02/02/17	—
State Street	HKD	10,000	USD	1,290	03/15/17	—
State Street	HKD	15,000	USD	1,931	03/15/17	(3)
State Street	HKD	49,213	USD	6,340	03/16/17	(6)
State Street	MXN	10,000	USD	469	03/15/17	(8)
State Street	TRY	1,000	USD	274	03/15/17	12
State Street	ZAR	1,504	USD	111	02/01/17	(1)
UBS	USD	2,968	ZAR	42,313	03/16/17	148
UBS	HKD	10,000	USD	1,290	03/15/17	1
UBS	INR	140,000	USD	2,040	03/15/17	(24)
UBS	KRW	5,000,000	USD	4,248	03/15/17	(95)
UBS	MXN	5,000	USD	231	03/15/17	(8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,202

See accompanying notes which are an integral part of this quarterly report.

92 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
BMF Ibovespa Index Future	Goldman Sachs	BRL	—	02/15/17	719
BMF Ibovespa Index Futures	Goldman Sachs	BRL	67,800	02/15/17	(1,686)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(967)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the total return of underlying security at termination.

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$31,074	$—	$—	$—	$31,074
Bangladesh	—	9,139	—	—	9,139
Bermuda	12,300	391	—	—	12,691
Brazil	159,699	—	—	—	159,699
Cambodia	—	2,535	—	—	2,535
Cayman Islands	37,445	74,709	—	—	112,154
Chile	17,931	—	—	—	17,931
China	85,705	221,079	2,537	—	309,321
Colombia	5,288	—	—	—	5,288
Cyprus	—	525	—	—	525
Czech Republic	—	3,082	—	—	3,082
Egypt	988	7,535	—	—	8,523
Greece	—	5,251	—	—	5,251
Guernsey	—	5,063	—	—	5,063
Hong Kong	14,351	100,638	825	—	115,814
Hungary	—	12,686	—	—	12,686
India	26,939	160,449	—	—	187,388
Indonesia	—	30,624	—	—	30,624
Jersey	—	2,770	—	—	2,770
Kazakhstan	1,121	—	—	—	1,121
Kenya	—	4,513	—	—	4,513
Kuwait	—	5,477	—	—	5,477
Luxembourg	4,040	2,665	—	—	6,705
Macao	—	9,992	—	—	9,992
Malaysia	251	13,376	—	—	13,627
Malta	—	904	—	—	904
Mexico	72,597	—	—	—	72,597
Morocco	—	2,189	—	—	2,189
Netherlands	12,201	—	—	—	12,201
Nigeria	354	12,485	—	—	12,839
Pakistan	—	26,459	—	—	26,459
Peru	1,126	—	—	—	1,126

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 93

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Philippines	—	7,419	—	—	7,419
Poland	—	7,458	—	—	7,458
Qatar	—	4,815	—	—	4,815
Romania	—	4,392	—	—	4,392
Russia	40,312	71,690	—	—	112,002
Singapore	—	1,508	—	—	1,508
South Africa	5,367	63,415	—	—	68,782
South Korea	23,683	273,403	—	—	297,086
Spain	1,139	—	—	—	1,139
Sri Lanka	2,080	—	—	—	2,080
Switzerland	—	2,715	—	—	2,715
Taiwan	33,103	199,877	—	—	232,980
Thailand	—	56,063	—	—	56,063
Togo	—	861	—	—	861
Turkey	901	42,394	—	—	43,295
Ukraine	3,347	5,457	—	—	8,804
United Arab Emirates	—	12,000	—	—	12,000
United Kingdom	—	10,206	—	—	10,206
United States	3,879	—	—	—	3,879
Vietnam	—	9,434	—	—	9,434
Virgin Islands, British	3,088	—	—	—	3,088
Preferred Stocks	31,040	9,448	—	—	40,488
Certificates of Participation	7	11,151	—	—	11,158
Warrants & Rights	—	2,244	—	—	2,244
Short-Term Investments	—	7,591	—	94,285	101,876
Other Securities	—	—	—	46,861	46,861
Total Investments	631,356	1,518,077	3,362	141,146	2,293,941

Other Financial Instruments
Assets
Futures Contracts	3,574	—	—	—	3,574
Foreign Currency Exchange Contracts	265	5,117	—	—	5,382
Total Return Swap Contracts	—	719	—	—	719
Liabilities
Futures Contracts	(423)	—	—	—	(423)
Foreign Currency Exchange Contracts	(179)	(4,001)	—	—	(4,180)
Total Return Swap Contracts	—	(1,686)	—	—	(1,686)
Total Other Financial Instruments*	$3,237	$149	$—	$—	$3,386

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

See accompanying notes which are an integral part of this quarterly report.

94 Russell Emerging Markets Fund

Russell Investment Company
Russell Emerging Markets Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	245,422
Consumer Staples	147,797
Energy	224,683
Financial Services	589,479
Health Care	40,363
Materials and Processing	194,437
Producer Durables	78,091
Technology	453,724
Utilities	157,806
Certificates of Participation	11,158
Warrants and Rights	2,244
Short-Term Investments	101,876
Other Securities	46,861
Total Investments	2,293,941

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund 95

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 95.2%			CVS Health Corp.	128,896	10,158
Consumer Discretionary - 12.0%			Dr Pepper Snapple Group, Inc.	14,940	1,363
Amazon.com, Inc.(Æ)	32,952	27,135	General Mills, Inc.	39,616	2,475
AutoZone, Inc.(Æ)	2,200	1,595	Hershey Co. (The)	4,970	524
Best Buy Co., Inc.	7,915	352	Kimberly-Clark Corp.	22,974	2,783
Carnival Corp.	7,494	415	Kraft Heinz Co. (The)	30,182	2,695
CBS Corp. Class B	23,776	1,533	Kroger Co. (The)	60,481	2,054
Charter Communications, Inc. Class A(Æ)	15,373	4,980	Molson Coors Brewing Co. Class B	26,759	2,583
Chipotle Mexican Grill, Inc. Class A(Æ)	13,646	5,751	Mondelez International, Inc. Class A	481,718	21,330
Comcast Corp. Class A	253,764	19,139	PepsiCo, Inc.	209,705	21,763
Costco Wholesale Corp.	16,740	2,745	Philip Morris International, Inc.	169,140	16,259
CST Brands, Inc.	3,500	169	Procter & Gamble Co. (The)	37,428	3,279
Delphi Automotive PLC	15,697	1,100	Reynolds American, Inc.	73,679	4,430
DISH Network Corp. Class A(Æ)	20,423	1,208	Sysco Corp.	13,113	688
Dollar General Corp.	8,600	635	Unilever NV	214,383	8,715
Dollar Tree, Inc.(Æ)	5,970	461	Walgreens Boots Alliance, Inc.	52,973	4,341
DR Horton, Inc.	23,709	709	Whole Foods Market, Inc.	177,558	5,366
eBay, Inc.(Æ)	5,789	184			142,827
Estee Lauder Cos., Inc. (The) Class A	9,487	770
Expedia, Inc.	5,900	717	Energy - 7.2%
Ford Motor Co.	376,232	4,650	Anadarko Petroleum Corp.	32,012	2,226
Gap, Inc. (The)	226,473	5,216	Apache Corp.	7,974	477
General Motors Co.	62,947	2,304	Baker Hughes, Inc.	16,422	1,036
Harman International Industries, Inc.	6,091	677	BP PLC - ADR	236,475	8,508
Hilton Worldwide Holdings, Inc.	59,784	3,442	Cabot Oil & Gas Corp.	42,924	922
Home Depot, Inc. (The)	74,056	10,189	Cenovus Energy, Inc.	251,271	3,425
Interpublic Group of Cos., Inc. (The)	73,599	1,732	Chevron Corp.	119,862	13,347
Lennar Corp. Class A	2,800	125	Concho Resources, Inc.(Æ)	9,484	1,322
Lowe's Cos., Inc.	185,439	13,552	ConocoPhillips	116,694	5,690
Macy's, Inc.	12,300	363	Core Laboratories NV	121,063	14,144
McDonald's Corp.	5,663	694	Devon Energy Corp.	11,954	544
News Corp. Class A	32,036	394	Diamondback Energy, Inc.(Æ)	13,049	1,372
Nike, Inc. Class B	226,773	11,996	EOG Resources, Inc.	45,920	4,665
Omnicom Group, Inc.	26,942	2,308	EQT Corp.	31,087	1,885
O'Reilly Automotive, Inc.(Æ)	25,788	6,763	Exxon Mobil Corp.	164,303	13,783
Priceline Group, Inc. (The)(Æ)	6,245	9,837	Halliburton Co.	191,243	10,819
PulteGroup, Inc.	44,100	949	Kinder Morgan, Inc.	46,063	1,029
Ross Stores, Inc.	18,800	1,243	Marathon Petroleum Corp.	19,201	923
Royal Caribbean Cruises, Ltd.	19,702	1,845	Murphy Oil Corp.	74,577	2,156
Staples, Inc.	116,066	1,068	Occidental Petroleum Corp.	124,588	8,443
Starbucks Corp.	406,973	22,473	PBF Energy, Inc. Class A	130,074	3,016
Target Corp.	172,204	11,104	Phillips 66	91,655	7,481
Time Warner, Inc.	64,864	6,282	Pioneer Natural Resources Co.	54,530	9,828
TJX Cos., Inc.	167,433	12,544	Royal Dutch Shell PLC Class A - ADR	87,317	4,749
Twenty-First Century Fox, Inc. Class A	131,035	4,112	Schlumberger, Ltd.	239,732	20,068
VF Corp.	26,000	1,338	Spectra Energy Corp.	16,266	678
Wal-Mart Stores, Inc.	252,560	16,856	Valero Energy Corp.	46,310	3,045
Walt Disney Co. (The)	66,154	7,320	Williams Cos., Inc. (The)	14,626	422
Whirlpool Corp.	20,394	3,567			146,003
Wyndham Worldwide Corp.	77,055	6,092
Yum China Holdings, Inc.(Æ)	29,534	812	Financial Services - 22.3%
Yum! Brands, Inc.	22,645	1,484	Alliance Data Systems Corp.	27,107	6,191
		242,929	American Express Co.	108,501	8,287
			American International Group, Inc.	172,145	11,062
Consumer Staples - 7.1%			American Tower Corp. (ö)	155,197	16,063
Altria Group, Inc.	209,792	14,933	Ameriprise Financial, Inc.	63,118	7,086
Archer-Daniels-Midland Co.	56,173	2,486	Aon PLC	38,352	4,322
Coca-Cola Co. (The)	78,541	3,265	Arthur J Gallagher & Co.	10,292	554
Colgate-Palmolive Co.	132,788	8,575	AvalonBay Communities, Inc. (ö)	7,200	1,248
Constellation Brands, Inc. Class A	18,440	2,762	Axis Capital Holdings, Ltd.	28,223	1,807

See accompanying notes which are an integral part of this quarterly report.

96 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Bank of America Corp.	1,675,457	37,932	XL Group, Ltd.	175,812	6,605
Bank of New York Mellon Corp. (The)	44,635	1,997			450,656
BB&T Corp.	6,074	281
Berkshire Hathaway, Inc. Class B(Æ)	167,019	27,414	Health Care - 11.7%
BlackRock, Inc. Class A	5,485	2,051	Abbott Laboratories	157,154	6,564
Boston Properties, Inc. (ö)	4,641	608	AbbVie, Inc.	106,704	6,521
Capital One Financial Corp.	169,167	14,784	Aetna, Inc.	25,238	2,993
Charles Schwab Corp. (The)	64,673	2,667	Alexion Pharmaceuticals, Inc.(Æ)	5,448	712
Chubb, Ltd.	91,056	11,973	Allergan PLC(Æ)	116,159	25,426
Citigroup, Inc.	347,879	19,422	Amgen, Inc.	57,807	9,057
CME Group, Inc. Class A	2,510	304	Anthem, Inc.	65,900	10,158
Comerica, Inc.	60,506	4,086	Baxter International, Inc.	7,837	375
Discover Financial Services	29,578	2,049	Becton Dickinson and Co.	3,015	534
Ecolab, Inc.	162,996	19,581	Biogen, Inc.(Æ)	11,230	3,113
Equifax, Inc.	6,496	762	Boston Scientific Corp.(Æ)	131,115	3,155
Equinix, Inc. (ö)	28,177	10,848	Bristol-Myers Squibb Co.	81,931	4,028
Everest Re Group, Ltd.	900	198	Cardinal Health, Inc.	77,054	5,776
Extra Space Storage, Inc. (ö)	6,120	441	Celgene Corp.(Æ)	44,347	5,151
Fidelity National Information Services, Inc.	42,244	3,355	Cerner Corp.(Æ)	113,043	6,072
Fifth Third Bancorp	11,520	301	Cigna Corp.	34,451	5,037
First Republic Bank	2,386	225	Eli Lilly & Co.	62,571	4,820
FleetCor Technologies, Inc.(Æ)	57,283	8,449	Express Scripts Holding Co.(Æ)	4,938	340
Franklin Resources, Inc.	104,309	4,145	Gilead Sciences, Inc.	57,570	4,171
Goldman Sachs Group, Inc. (The)	53,346	12,233	HCA Holdings, Inc.(Æ)	4,616	371
Hartford Financial Services Group, Inc.	55,496	2,703	Humana, Inc.	17,180	3,410
Highwoods Properties, Inc. (ö)	8,040	413	Illumina, Inc.(Æ)	111	18
Intercontinental Exchange, Inc.	207,435	12,106	Intuitive Surgical, Inc.(Æ)	104	72
Invesco, Ltd.	31,200	902	Johnson & Johnson	282,839	32,031
JPMorgan Chase & Co.	225,948	19,122	McKesson Corp.	6,195	862
KeyCorp	84,833	1,524	Medtronic PLC	152,681	11,607
Kilroy Realty Corp. (ö)	9,100	681	Merck & Co., Inc.	290,000	17,977
Loews Corp.	204,585	9,530	Mylan NV(Æ)	46,795	1,781
M&T Bank Corp.	1,250	203	Novo Nordisk A/S - ADR	174,705	6,319
Markel Corp.(Æ)	14,532	13,442	PerkinElmer, Inc.	2,100	112
Mastercard, Inc. Class A	15,196	1,616	Pfizer, Inc.	638,418	20,257
MetLife, Inc.	157,886	8,591	Regeneron Pharmaceuticals, Inc.(Æ)	16,658	5,985
Moody's Corp.	58,542	6,069	Sanofi - ADR	5,860	239
Morgan Stanley	215,744	9,167	Stryker Corp.	13,945	1,723
Northern Trust Corp.	1,827	152	Thermo Fisher Scientific, Inc.	45,225	6,892
PayPal Holdings, Inc.(Æ)	838	33	UnitedHealth Group, Inc.	124,574	20,193
PNC Financial Services Group, Inc. (The)	22,409	2,699	Vertex Pharmaceuticals, Inc.(Æ)	13,668	1,174
Prologis, Inc. (ö)	30,162	1,473	Zoetis, Inc. Class A	13,700	753
Prudential Financial, Inc.	7,700	809			235,779
Raymond James Financial, Inc.	6,917	518
Realogy Holdings Corp.	100,322	2,599	Materials and Processing - 3.1%
Regions Financial Corp.	266,518	3,841	AdvanSix, Inc.(Æ)	13,686	352
Simon Property Group, Inc. (ö)	8,314	1,528	Air Products & Chemicals, Inc.	19,559	2,734
SL Green Realty Corp. (ö)	6,960	758	Ball Corp.	3,000	229
State Street Corp.	274,914	20,948	Celanese Corp. Class A	57,988	4,894
SunTrust Banks, Inc.	6,350	361	CRH PLC - ADR	108,556	3,747
SVB Financial Group(Æ)	5,400	930	Crown Holdings, Inc.(Æ)	24,853	1,346
Synchrony Financial	294,940	10,565	Dow Chemical Co. (The)	135,748	8,095
TD Ameritrade Holding Corp.	6,600	305	Eastman Chemical Co.	28,079	2,176
Travelers Cos., Inc. (The)	657	77	EI du Pont de Nemours & Co.	198,674	15,000
UBS Group AG	104,244	1,679	Ingersoll-Rand PLC	16,221	1,287
US Bancorp	172,375	9,076	Ingevity Corp.(Æ)	4,417	246
Visa, Inc. Class A	288,564	23,867	International Paper Co.	96,250	5,448
Voya Financial, Inc.	56,435	2,270	Martin Marietta Materials, Inc.	6,899	1,584
Wells Fargo & Co.	546,203	30,768	Masco Corp.	34,250	1,128
			Monsanto Co.	30,520	3,306

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 97

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Mosaic Co. (The)	23,464	736	Apple, Inc.	445,285		54,035
PPG Industries, Inc.	4,260	426	Applied Materials, Inc.	23,100		791
Praxair, Inc.	49,168	5,823	Broadcom, Ltd.	43,243		8,627
Rio Tinto PLC - ADR	37,916	1,698	CDK Global Inc.	996		62
Versum Materials, Inc.(Æ)	32,616	912	Cisco Systems, Inc.	370,749		11,389
WestRock Co.	26,503	1,414	Cognizant Technology Solutions Corp. Class
		62,581	A(Æ)	34,643		1,822
			Corning, Inc.	39,395		1,044
Producer Durables - 11.4%			Dell Technologies, Inc. Class V(Æ)	37,063		2,335
3M Co.	5,520	965	Facebook, Inc. Class A(Æ)	231,310		30,144
Accenture PLC Class A	46,765	5,325	Hewlett Packard Enterprise Co.	276,948		6,281
Adient PLC(Æ)	69,281	4,399	HP, Inc.	368,127		5,540
Allegion PLC	18,766	1,232	Intel Corp.	306,337		11,279
Automatic Data Processing, Inc.	80,628	8,143	International Business Machines Corp.	62,378		10,886
B/E Aerospace, Inc.	40,282	2,476	Intuit, Inc.	79,973		9,483
Boeing Co. (The)	202	33	KLA-Tencor Corp.	5,800		494
Canadian Pacific Railway, Ltd.	7,487	1,132	Lam Research Corp.	44,456		5,106
CSX Corp.	63,100	2,927	Microsoft Corp.	582,719		37,673
Danaher Corp.	4,171	350	NXP Semiconductors NV(Æ)	69,610		6,811
Deere & Co.	11,061	1,184	Oracle Corp.	617,911		24,784
Delta Air Lines, Inc.	207,031	9,780	QUALCOMM, Inc.	191,755		10,246
Dover Corp.	51,079	3,971	Red Hat, Inc.(Æ)	82,462		6,257
Eaton Corp. PLC	26,489	1,875	Salesforce.com, Inc.(Æ)	95,649		7,566
Emerson Electric Co.	13,090	768	SAP SE - ADR	64,010		5,858
FedEx Corp.	1,662	314	Seagate Technology PLC	60,522		2,733
Fortive Corp.	116,383	6,437	TE Connectivity, Ltd.	26,465		1,968
General Dynamics Corp.	56,535	10,237	Texas Instruments, Inc.	77,989		5,891
General Electric Co.	298,822	8,875	Western Digital Corp.	487		39
Honeywell International, Inc.	287,727	34,044	Xilinx, Inc.	5,800		338
Illinois Tool Works, Inc.	1,831	233	Yahoo!, Inc.(Æ)	115		5
Johnson Controls International PLC	230,393	10,133				331,913
Kansas City Southern	138,694	11,915
L3 Technologies, Inc.	8,688	1,379	Utilities - 4.0%
Lockheed Martin Corp.	1,670	420	American Electric Power Co., Inc.	26,048		1,669
Mettler-Toledo International, Inc.(Æ)	29,573	12,617	AT&T, Inc.	558,371		23,541
Norfolk Southern Corp.	38,039	4,468	California Resources Corp.(Æ)	1,158		25
Northrop Grumman Corp.	3,750	859	Cheniere Energy, Inc.(Æ)	5,800		276
PACCAR, Inc.	46,767	3,148	CMS Energy Corp.	37,178		1,584
Parker-Hannifin Corp.	20,670	3,041	Dominion Resources, Inc.	9,276		708
Pentair PLC	6,066	356	Duke Energy Corp.	23,918		1,878
Raytheon Co.	99,653	14,366	Edison International	22,508		1,640
Sensata Technologies Holding NV(Æ)	175,594	7,366	Entergy Corp.	149,348		10,699
Snap-on, Inc.	6,504	1,181	Exelon Corp.	22,513		808
Southwest Airlines Co.	213,596	11,173	NextEra Energy, Inc.	52,479		6,493
Stanley Black & Decker, Inc.	120,484	14,940	NiSource, Inc.	38,538		862
TopBuild Corp.(Æ)	3,805	141	PG&E Corp.	44,362		2,745
TransDigm Group, Inc.	49,824	10,782	PPL Corp.	24,300		847
Union Pacific Corp.	57,199	6,096	Sempra Energy	14,900		1,526
United Continental Holdings, Inc.(Æ)	23,732	1,672	Southern Co. (The)	36,697		1,814
United Parcel Service, Inc. Class B	978	107	T-Mobile US, Inc.(Æ)	27,385		1,705
United Technologies Corp.	73,692	8,082	Verizon Communications, Inc.	427,407		20,947
Waste Management, Inc.	4,229	294	Xcel Energy, Inc.	41,419		1,711
WW Grainger, Inc.	1,372	346				81,478
		229,582
			Total Common Stocks
Technology - 16.4%			(cost $1,430,011)			1,923,748
Adobe Systems, Inc.(Æ)	118,355	13,419
Alphabet, Inc. Class A(Æ)	11,449	9,390	Short-Term Investments - 4.7%
Alphabet, Inc. Class C(Æ)	45,544	36,289	U.S. Cash Management Fund	88,791,013	(8)	88,809
Analog Devices, Inc.	44,403	3,328	United States Treasury Bills

See accompanying notes which are an integral part of this quarterly report.

98 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)

	Principal	Fair
	Amount ($) or	Value
	Shares	$
0.010% due 02/23/17(§)	2,500	2,499
0.010% due 04/20/17(§)	3,300	3,297
Total Short-Term Investments
(cost $94,596)		94,605

Total Investments 99.9%
(identified cost $1,524,607)		2,018,353

Other Assets and Liabilities, Net
- 0.1%		1,947
Net Assets - 100.0%		2,020,300

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund 99

Russell Investment Company
Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	795	USD	90,411	03/17	1,120
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,120

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$242,929	$—	$—	$—	$242,929
Consumer Staples	142,827	—	—	—	142,827
Energy	146,003	—	—	—	146,003
Financial Services	450,656	—	—	—	450,656
Health Care	235,779	—	—	—	235,779
Materials and Processing	62,581	—	—	—	62,581
Producer Durables	229,582	—	—	—	229,582
Technology	331,913	—	—	—	331,913
Utilities	81,478	—	—	—	81,478
Short-Term Investments	—	5,796	—	88,809	94,605
Total Investments	1,923,748	5,796	—	88,809	2,018,353

Other Financial Instruments
Assets
Futures Contracts	1,120	—	—	—	1,120

Total Other Financial Instruments*	$1,120	$—	$—	$—	$1,120

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

100 Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.4%			Monro Muffler Brake, Inc.	16,360	980
Consumer Discretionary - 11.7%			Motorcar Parts of America, Inc.(Æ)	95,138	2,495
1-800-Flowers.com, Inc. Class A(Æ)	14,360	129	Murphy USA, Inc.(Æ)	1,877	120
Aaron's, Inc. Class A	5,967	185	National Presto Industries, Inc.(Ñ)	425	45
American Axle & Manufacturing Holdings,			Noodles & Co. Class A(Æ)(Ñ)	139,010	612
Inc.(Æ)	8,987	183	Nutrisystem, Inc.	7,422	245
American Outdoor Brands Corp.(Æ)(Ñ)	1,633	35	NVR, Inc.(Æ)	62	115
Arctic Cat, Inc.(Æ)(Ñ)	55,677	1,047	Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ)	56,835	1,736
Barnes & Noble Education, Inc.(Æ)	4,196	42	Outfront Media, Inc.(ö)	32,988	905
Beazer Homes USA, Inc.(Æ)	83,830	1,195	Oxford Industries, Inc.	8,339	459
Big Lots, Inc.(Ñ)	13,394	670	Polaris Industries, Inc.(Ñ)	1,900	160
Bloomin' Brands, Inc.	10,325	177	Pool Corp.	18,158	1,917
Blue Nile, Inc.	13,106	534	PulteGroup, Inc.	8,808	189
Bob Evans Farms, Inc.	25,572	1,443	Red Robin Gourmet Burgers, Inc.(Æ)	2,684	128
Brinker International, Inc.	5,264	234	Sally Beauty Holdings, Inc.(Æ)	74,886	1,782
Buffalo Wild Wings, Inc.(Æ)	5,130	775	Scholastic Corp.	35,112	1,607
Burlington Stores, Inc.(Æ)	14,503	1,214	Service Corp. International	12,050	351
Cabela's, Inc.(Æ)	14,100	788	Shoe Carnival, Inc.	6,564	168
Caesars Acquisition Co. Class A(Æ)	28,853	433	Shutterfly, Inc.(Æ)	26,229	1,346
Callaway Golf Co.	14,281	162	Six Flags Entertainment Corp.	7,880	469
Capella Education Co.	9,579	819	Skechers U.S.A., Inc. Class A(Æ)	2,888	73
Carter's, Inc.	12,153	1,018	SodaStream International, Ltd.(Æ)	11,459	504
Cheesecake Factory, Inc. (The)	16,428	990	Sturm Ruger & Co., Inc.(Ñ)	3,231	170
Chico's FAS, Inc.	10,882	147	TEGNA, Inc.	6,655	152
Cimpress NV(Æ)	544	46	Tenneco, Inc.	20,357	1,373
Columbia Sportswear Co.	10,054	547	Tiffany & Co.(Ñ)	7,631	601
Cooper Tire & Rubber Co.	4,271	155	Toll Brothers, Inc.	39,997	1,254
Dana Holding Corp.	9,122	184	Tower International, Inc.	8,201	215
Domino's Pizza, Inc.	7,876	1,375	Townsquare Media, Inc. Class A(Æ)	57,665	616
Dorman Products, Inc.(Æ)	16,238	1,121	Tupperware Brands Corp.	2,897	175
Duluth Holdings, Inc. Class B(Æ)(Ñ)	9,183	208	Vail Resorts, Inc.	589	101
Ethan Allen Interiors, Inc.	45,899	1,336	WABCO Holdings, Inc.(Æ)	700	76
First Cash Financial Services, Inc.	23,636	1,009	Wyndham Worldwide Corp.	2,673	211
Five Below, Inc.(Æ)	38,232	1,524			53,246
Foot Locker, Inc.	3,318	227
Fortune Brands Home & Security, Inc.	11,380	627	Consumer Staples - 3.0%
FTD Cos., Inc.(Æ)	33,171	762	Andersons, Inc. (The)	6,196	234
Gannett Co., Inc.	3,383	32	Cal-Maine Foods, Inc.(Æ)(Ñ)	21,866	912
Gentex Corp.	12,980	271	Casey's General Stores, Inc.	17,162	1,972
Gentherm, Inc.(Æ)	38,134	1,350	Diplomat Pharmacy, Inc.(Æ)(Ñ)	22,107	304
Goodyear Tire & Rubber Co. (The)	9,881	320	Energizer Holdings, Inc.(Æ)	14,932	1,036
Grand Canyon Education, Inc.(Æ)	5,539	327	Hain Celestial Group, Inc. (The)(Æ)	5,750	227
Hanesbrands, Inc.	10,236	243	Herbalife, Ltd.(Æ)(Ñ)	1,246	70
Hemisphere Media Group, Inc. Class A(Æ)	19,982	224	Ingredion, Inc.	1,733	222
Horizon Global Corp.(Æ)	36,299	710	Lancaster Colony Corp.	12,788	1,676
Hyatt Hotels Corp. Class A(Æ)	12,674	693	Medifast, Inc.	7,437	314
Interpublic Group of Cos., Inc. (The)	14,186	334	MGP Ingredients, Inc.(Ñ)	5,280	224
John Wiley & Sons, Inc. Class A	3,050	168	Omega Protein Corp.	7,101	177
Liberty Broadband Corp. Class A(Æ)	262	22	PetMed Express, Inc.(Ñ)	11,356	241
Liberty Broadband Corp. Class C(Æ)	633	54	Pinnacle Foods, Inc.	285	15
Liberty Media Corp.-Liberty Formula One			Post Holdings, Inc.(Æ)	5,407	452
Class C(Æ)	524	15	Rite Aid Corp.(Æ)	37,482	211
Liberty Media Corp.-Liberty SiriusXM Class			Safeway, Inc.(Æ)	9,450	5
A(Æ)	166	6	Sanderson Farms, Inc.(Ñ)	19,716	1,794
Liberty SiriusXM Group Class C(Æ)	2,096	75	Snyders-Lance, Inc.	18,353	704
Lions Gate Entertainment Corp. Class A(Æ)	8,016	231	Sprouts Farmers Market, Inc.(Æ)	33,456	625
LKQ Corp.(Æ)	63,022	2,011	TreeHouse Foods, Inc.(Æ)(Ñ)	12,630	958
Lumber Liquidators Holdings, Inc.(Æ)(Ñ)	74,140	1,161	WD-40 Co.	1,934	203
Matthews International Corp. Class A	26,059	1,758
Michael Kors Holdings, Ltd.(Æ)	12,856	550

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 101

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
WhiteWave Foods Co. (The) Class A(Æ)	15,693	864	Axis Capital Holdings, Ltd.	5,244	336
		13,440	Banco Latinoamericano de Comercio Exterior
			SA Class E	6,718	183
Energy - 4.7%			Bancorp, Inc. (The)(Æ)	39,748	238
Atwood Oceanics, Inc.(Æ)	22,089	269	BancorpSouth, Inc.	55,588	1,651
Bill Barrett Corp.(Æ)	130,695	856	Bank of Hawaii Corp.	1,087	93
Chesapeake Energy Corp.(Æ)(Ñ)	50,888	328	Blackhawk Network Holdings, Inc. Class
CONSOL Energy, Inc.	32,146	545	A(Æ)	25,278	902
Diamondback Energy, Inc.(Æ)	7,854	826	BofI Holding, Inc.(Æ)(Ñ)	34,223	1,010
Dril-Quip, Inc.(Æ)	8,911	554	Broadridge Financial Solutions, Inc.	5,818	387
Energen Corp.(Æ)	5,905	318	Camden Property Trust (ö)	3,242	271
Exterran Corp.(Æ)	3,009	93	Care Capital Properties, Inc. (ö)	10,214	252
First Solar, Inc.(Æ)(Ñ)	4,127	129	CBOE Holdings, Inc.	3,885	309
Green Plains, Inc.	14,705	331	Cedar Realty Trust, Inc. (ö)	20,389	123
Gulfport Energy Corp.(Æ)	50,887	1,064	CenterState Banks, Inc.	62,231	1,518
Helix Energy Solutions Group, Inc.(Æ)	67,777	575	Central Pacific Financial Corp.	8,782	275
Helmerich & Payne, Inc.(Ñ)	19,045	1,355	City Holding Co.	1,479	96
Matador Resources Co.(Æ)	31,783	837	Colony NorthStar, Inc. Class A(ö)	43,660	608
McDermott International, Inc.(Æ)	287,421	2,328	Columbia Banking System, Inc.	37,621	1,496
Oceaneering International, Inc.	3,328	93	Columbia Property Trust, Inc. (ö)	12,722	283
Oil States International, Inc.(Æ)	31,086	1,228	Community Bank System, Inc.	28,319	1,653
Parsley Energy, Inc. Class A(Æ)	17,660	622	CoreCivic, Inc.(Æ)	5,353	155
Patterson-UTI Energy, Inc.	2,077	58	CVB Financial Corp.	10,947	247
PBF Energy, Inc. Class A(Ñ)	30,442	706	DCT Industrial Trust, Inc. (ö)	61,545	2,750
QEP Resources, Inc.(Æ)	8,629	151	Diamond Hill Investment Group, Inc.	3,720	752
REX American Resources Corp.(Æ)	11,703	972	Douglas Emmett, Inc. (ö)	3,358	127
RPC, Inc.(Ñ)	15,704	338	Duke Realty Corp. (ö)	9,864	240
RSP Permian, Inc.(Æ)	56,112	2,388	E*Trade Financial Corp.(Æ)	12,782	479
SEACOR Holdings, Inc.(Æ)	4,299	316	East West Bancorp, Inc.	9,666	497
Seadrill, Ltd.(Æ)(Ñ)	15,787	30	Eaton Vance Corp.	4,476	188
Southwestern Energy Co.(Æ)	82,502	743	Education Realty Trust, Inc. (ö)	69,748	2,805
Synergy Resources Corp.(Æ)(Ñ)	149,509	1,287	Endurance Specialty Holdings, Ltd.	3,663	339
TechnipFMC PLC(Æ)	3,880	130	Enova International, Inc.(Æ)	30,176	425
Tesoro Corp.	3,098	250	EPR Properties (ö)	588	43
Whiting Petroleum Corp.(Æ)	29,686	329	Equity Commonwealth (Æ)(ö)	27,022	833
Willbros Group, Inc.(Æ)	121,704	369	Equity LifeStyle Properties, Inc. Class A(ö)	1,461	108
World Fuel Services Corp.	3,375	150	Erie Indemnity Co. Class A	7,202	807
WPX Energy, Inc.(Æ)	56,962	793	Euronet Worldwide, Inc.(Æ)	11,467	820
		21,361	Everest Re Group, Ltd.	1,700	374
			Extra Space Storage, Inc. (ö)	3,027	218
Financial Services - 24.4%			Ezcorp, Inc. Class A(Æ)	5,807	57
Alexandria Real Estate Equities, Inc. (ö)	2,082	231	FactSet Research Systems, Inc.	3,778	654
Ally Financial, Inc.	10,955	231	Fair Isaac Corp.	18,693	2,305
Altisource Residential Corp. (ö)	4,184	51	FCB Financial Holdings, Inc. Class A(Æ)	894	42
Ambac Financial Group, Inc.(Æ)	14,068	294	Federal Agricultural Mortgage Corp. Class C	8,229	458
American Equity Investment Life Holding			Federal Realty Investment Trust (ö)	739	104
Co.	85,646	2,021	FelCor Lodging Trust, Inc. (ö)	20,410	157
American Financial Group, Inc.	4,297	370	Fidelity & Guaranty Life	984	24
American Homes 4 Rent Class A(ö)	6,889	153	First Commonwealth Financial Corp.	27,032	382
American National Insurance Co.	1,564	182	First Financial Bancorp	10,984	303
Anworth Mortgage Asset Corp. (ö)	24,430	125	First Industrial Realty Trust, Inc. (ö)	107,283	2,773
Apple Hospitality REIT, Inc. (ö)	14,981	300	First Midwest Bancorp, Inc.	7,424	180
Arch Capital Group, Ltd.(Æ)	2,102	186	First Republic Bank	47,190	4,451
Ares Capital Corp.	2,664	45	FNB Corp.	37,173	555
Argo Group International Holdings, Ltd.	29,156	1,864	FNF Group	3,491	123
Armada Hoffler Properties, Inc. (ö)	42,265	582	FNFV Group(Æ)	2,908	38
Ashford Hospitality Trust, Inc. (ö)	70,623	537	Four Corners Property Trust, Inc. (ö)	7,233	158
Assurant, Inc.	5,539	538	Genworth Financial, Inc. Class A(Æ)	108,399	364
Assured Guaranty, Ltd.	12,463	485	Glacier Bancorp, Inc.	40,557	1,441
Astoria Financial Corp.	9,124	173	Green Dot Corp. Class A(Æ)	20,190	541

See accompanying notes which are an integral part of this quarterly report.

102 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Hanover Insurance Group, Inc. (The)	43,137	3,621	SLM Corp.(Æ)	75,562	898
Hartford Financial Services Group, Inc.	3,302	161	South State Corp.	15,125	1,352
Healthcare Realty Trust, Inc. (ö)	49,784	1,504	State Bank Financial Corp.	52,229	1,381
Highwoods Properties, Inc. (ö)	5,700	293	Sterling Bancorp	84,983	2,027
Home BancShares, Inc.	30,544	823	Summit Hotel Properties, Inc. (ö)	21,662	343
Houlihan Lokey, Inc. Class A	15,496	482	Sun Communities, Inc. (ö)	27,433	2,161
Huntington Bancshares, Inc.	23,662	320	SVB Financial Group(Æ)	22,589	3,890
Iberiabank Corp.	422	35	Tanger Factory Outlet Centers, Inc. (ö)	9,523	326
InfraREIT, Inc. (ö)	12,470	205	Taubman Centers, Inc. (ö)	5,742	407
iStar, Inc. (Æ)(ö)	16,287	183	TriState Capital Holdings, Inc.(Æ)	3,143	70
Jack Henry & Associates, Inc.	1,611	145	UMB Financial Corp.	19,681	1,518
KeyCorp	29,368	528	Union Bankshares Corp.	39,720	1,460
Kilroy Realty Corp. (ö)	3,359	251	United Community Banks, Inc.	60,617	1,705
Lamar Advertising Co. Class A(ö)	6,641	502	Universal Insurance Holdings, Inc.(Ñ)	8,695	227
LaSalle Hotel Properties (ö)	6,953	210	Urstadt Biddle Properties, Inc. Class A(ö)	5,742	129
Lazard, Ltd. Class A	16,836	715	Voya Financial, Inc.	11,360	457
LendingTree, Inc.(Æ)(Ñ)	6,039	676	Webster Financial Corp.	33,478	1,758
Life Storage, Inc.(Æ)	4,519	368	WesBanco, Inc.	30,981	1,286
Marcus & Millichap, Inc.(Æ)	10,002	258	WMIH Corp.(Æ)(Ñ)	266,865	414
MarketAxess Holdings, Inc.	1,168	219	World Acceptance Corp.(Æ)	5,306	260
Medical Properties Trust, Inc. (ö)	24,356	311	WR Berkley Corp.	3,831	257
MGIC Investment Corp.(Æ)	298,324	3,177	WSFS Financial Corp.	8,031	364
Mid-America Apartment Communities, Inc.			Xenia Hotels & Resorts, Inc. (ö)	11,252	206
(ö)	17,247	1,638	Zions Bancorporation	8,633	364
MSCI, Inc. Class A	8,541	707			110,987
National Health Investors, Inc. (ö)	11,955	885
Navigators Group, Inc. (The)	5,082	285	Health Care - 9.9%
Northwest Bancshares, Inc.	8,090	138	Acadia Healthcare Co., Inc.(Æ)(Ñ)	12,649	485
OFG Bancorp(Ñ)	84,045	1,114	Akorn, Inc.(Æ)	111,873	2,137
Old National Bancorp	64,200	1,140	Albany Molecular Research, Inc.(Æ)(Ñ)	70,933	1,305
OM Asset Management PLC	43,480	613	Alere, Inc.(Æ)	5,509	204
OneBeacon Insurance Group, Ltd. Class A	25,513	414	Align Technology, Inc.(Æ)	28,531	2,616
Oritani Financial Corp.	8,387	145	Bio-Rad Laboratories, Inc. Class A(Æ)	137	26
PacWest Bancorp	26,097	1,446	BioSpecifics Technologies Corp.(Æ)	3,273	168
Paramount Group, Inc.(ö)	22,331	373	Bio-Techne Corp.	20,454	2,081
People's Utah Bancorp	5,621	142	Brookdale Senior Living, Inc. Class A(Æ)	64,208	961
Piedmont Office Realty Trust, Inc. Class A(ö)	10,158	221	Cantel Medical Corp.	10,562	818
Pinnacle Financial Partners, Inc.	12,713	850	Celldex Therapeutics, Inc.(Æ)(Ñ)	7,464	24
Popular, Inc.	31,311	1,391	Charles River Laboratories International,
PRA Group, Inc.(Æ)	32,837	1,307	Inc.(Æ)	7,982	645
Preferred Apartment Communities, Inc. Class			Chemed Corp.	2,336	388
A(ö)	58,268	789	CONMED Corp.	24,921	1,111
Primerica, Inc.	2,921	220	Cooper Cos., Inc. (The)	2,058	380
PS Business Parks, Inc. (ö)	3,323	372	Cynosure, Inc. Class A(Æ)	22,185	1,185
Radian Group, Inc.	48,956	901	DexCom, Inc.(Æ)	7,077	560
Raymond James Financial, Inc.	4,148	311	DYAX Corp.(Æ)	5,306	6
Rayonier, Inc. (ö)	14,986	418	Five Prime Therapeutics, Inc.(Æ)	6,820	312
RE/MAX Holdings, Inc. Class A	6,188	347	Genomic Health, Inc.(Æ)	7,818	215
Reinsurance Group of America, Inc. Class A	2,529	317	Haemonetics Corp.(Æ)	20,950	835
RenaissanceRe Holdings, Ltd.	746	102	Henry Schein, Inc.(Æ)	1,751	280
Retail Opportunity Investments Corp. (ö)	9,870	209	Hologic, Inc.(Æ)	9,896	401
Retail Properties of America, Inc. Class A(ö)	136,289	2,040	Icon PLC(Æ)	19,805	1,665
RLJ Lodging Trust (ö)	8,498	197	ICU Medical, Inc.(Æ)	264	36
RMR Group, Inc. (The) Class A	7,070	338	Integra LifeSciences Holdings Corp.(Æ)	47,112	1,966
Ryman Hospitality Properties, Inc. (ö)	4,049	248	Invacare Corp.	76,299	877
Saul Centers, Inc. (ö)	140	9	Ionis Pharmaceuticals, Inc.(Æ)(Ñ)	7,245	322
SEI Investments Co.	7,413	360	Kindred Healthcare, Inc.	81,205	540
Selective Insurance Group, Inc.	83,304	3,474	Lannett Co., Inc.(Æ)(Ñ)	51,311	1,034
ServisFirst Bancshares, Inc.	764	31	LifePoint Health, Inc.(Æ)	5,147	305
Signature Bank(Æ)	11,929	1,879	Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	9,648	1,023

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 103

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
MEDNAX, Inc.(Æ)	13,681	935	Packaging Corp. of America	4,726	436
MiMedx Group, Inc.(Æ)(Ñ)	63,959	517	PGT, Inc.(Æ)	71,512	822
Omnicell, Inc.(Æ)	8,346	300	PolyOne Corp.	6,686	228
OPKO Health, Inc.(Æ)(Ñ)	20,076	174	RBC Bearings, Inc.(Æ)	1,937	179
Orthofix International NV(Æ)	4,798	172	Reliance Steel & Aluminum Co.	5,691	453
PharmAthene, Inc.	121,829	378	RPM International, Inc.	8,107	424
PRA Health Sciences, Inc.(Æ)	20,317	1,190	Schweitzer-Mauduit International, Inc.	2,050	91
Premier, Inc. Class A(Æ)	33,387	1,064	Sealed Air Corp.	3,044	148
Prestige Brands Holdings, Inc.(Æ)	175	9	Sensient Technologies Corp.	14,260	1,094
PTC Therapeutics, Inc.(Æ)	9,522	125	Sonoco Products Co.	3,919	215
Quality Systems, Inc.(Æ)	2,976	45	Steel Dynamics, Inc.	7,194	243
Retrophin, Inc.(Æ)	11,497	226	Trex Co., Inc.(Æ)	925	63
Sarepta Therapeutics, Inc.(Æ)	13,002	404	Trinseo SA	21,615	1,400
SciClone Pharmaceuticals, Inc.(Æ)	20,952	213	Unifi, Inc.(Æ)	31,456	846
Seattle Genetics, Inc.(Æ)	4,553	274	United States Steel Corp.	5,414	177
Spark Therapeutics, Inc.(Æ)(Ñ)	5,664	357	Universal Forest Products, Inc.	2,625	267
United Therapeutics Corp.(Æ)	3,793	621	US Silica Holdings, Inc.	4,390	260
US Physical Therapy, Inc.	26,966	1,892	USG Corp.(Æ)	26,985	825
VCA, Inc.(Æ)	70,284	6,368	Valspar Corp.	745	82
VWR Corp.(Æ)	41,912	1,086	Vulcan Materials Co.	18,463	2,369
WellCare Health Plans, Inc.(Æ)	22,405	3,261	Watsco, Inc.	5,777	882
Zimmer Biomet Holdings, Inc.	4,524	535	WR Grace & Co.	2,986	207
		45,057			37,093

Materials and Processing - 8.2%			Producer Durables - 15.8%
A Schulman, Inc.	8,675	299	ACCO Brands Corp.(Æ)	38,267	488
AAON, Inc.	11,226	381	Advanced Energy Industries, Inc.(Æ)	14,137	832
Acuity Brands, Inc.	11,439	2,371	Advisory Board Co. (The)(Æ)	17,311	788
Albemarle Corp.	5,575	516	AGCO Corp.	664	42
Armstrong Flooring, Inc.(Æ)	23,532	495	Air Transport Services Group, Inc.(Æ)	802	13
Ashland Global Holdings, Inc.	2,458	293	Aircastle, Ltd.	8,190	183
Balchem Corp.	25,631	2,185	Alaska Air Group, Inc.	633	59
Ball Corp.	13,125	1,001	Allegiant Travel Co. Class A	1,795	309
Belden, Inc.	3,675	281	Allison Transmission Holdings, Inc. Class A	31,969	1,118
Carpenter Technology Corp.	21,149	846	Altra Industrial Motion Corp.	28,626	1,068
Century Aluminum Co.(Æ)	71,706	1,104	AO Smith Corp.	22,536	1,099
CF Industries Holdings, Inc.	10,939	386	Applied Industrial Technologies, Inc.	4,000	242
Chemtura Corp.(Æ)	19,686	652	ArcBest Corp.	23,087	730
Compass Minerals International, Inc.(Ñ)	7,129	596	Atlas Air Worldwide Holdings, Inc.(Æ)	14,779	780
Crown Holdings, Inc.(Æ)	17,960	973	B/E Aerospace, Inc.	22,681	1,394
Domtar Corp.	1,938	85	Babcock & Wilcox Co. (The)(Æ)	8,957	372
Eagle Materials, Inc.	9,676	1,012	Barnes Group, Inc.	28,739	1,383
Ferro Corp.(Æ)	4,771	67	Booz Allen Hamilton Holding Corp. Class A	9,028	305
FMC Corp.	22,470	1,352	Brady Corp. Class A	48,416	1,760
GCP Applied Technologies, Inc.(Æ)	39,690	1,070	Briggs & Stratton Corp.	50,577	1,095
Global Brass & Copper Holdings, Inc.	16,735	555	Brink's Co. (The)	1,241	55
Headwaters, Inc.(Æ)	4,271	99	CAI International, Inc.(Æ)	15,375	248
Hexcel Corp.	1,255	64	Carlisle Cos., Inc.	3,258	355
Innophos Holdings, Inc.	13,814	672	CIRCOR International, Inc.	19,937	1,242
Innospec, Inc.	4,161	297	Clarcor, Inc.	15,000	1,242
ITT, Inc.	39,309	1,607	Commercial Vehicle Group, Inc.(Æ)	61,001	364
LB Foster Co. Class A	5,089	76	Convergys Corp.	879	22
Lennox International, Inc.	3,222	505	CoStar Group, Inc.(Æ)	9,656	1,951
LSB Industries, Inc.(Æ)(Ñ)	86,584	737	Crane Co.	6,145	443
Martin Marietta Materials, Inc.	6,606	1,517	Deluxe Corp.	3,172	231
Minerals Technologies, Inc.	21,553	1,728	Echo Global Logistics, Inc.(Æ)	67,349	1,600
Mosaic Co. (The)	10,725	336	Electronics For Imaging, Inc.(Æ)	4,867	219
NewMarket Corp.	1,978	853	EnPro Industries, Inc.	15,602	1,059
Owens Corning	3,111	172	ESCO Technologies, Inc.	40,946	2,383
Owens-Illinois, Inc.(Æ)	10,534	199	ExlService Holdings, Inc.(Æ)	4,894	225

See accompanying notes which are an integral part of this quarterly report.

104 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Exponent, Inc.	446	26	TrueBlue, Inc.(Æ)	42,270	1,046
Flir Systems, Inc.	21,187	749	UniFirst Corp.	1,948	249
Flowserve Corp.	15,683	771	United Rentals, Inc.(Æ)	12,333	1,560
Forward Air Corp.	3,832	185	Wabtec Corp.(Ñ)	17,434	1,510
Franklin Electric Co., Inc.	24,410	985	WageWorks, Inc.(Æ)	34,187	2,467
FTI Consulting, Inc.(Æ)	11,263	475	Wesco Aircraft Holdings, Inc.(Æ)	25,626	388
G&K Services, Inc. Class A	5,726	550	Zebra Technologies Corp. Class A(Æ)	9,408	787
Generac Holdings, Inc.(Æ)	23,513	947			71,894
General Cable Corp.	59,512	1,208
Genesee & Wyoming, Inc. Class A(Æ)	28,263	2,130	Technology - 12.4%
Genpact, Ltd.	52,912	1,306	Acacia Research Corp.(Æ)	28,804	169
Graco, Inc.	1,457	130	Acxiom Corp.(Æ)	22,416	585
Granite Construction, Inc.	4,810	270	Advanced Micro Devices, Inc.(Æ)	8,044	84
Greenbrier Cos., Inc.(Ñ)	24,147	1,056	Akamai Technologies, Inc.(Æ)	14,209	975
Hawaiian Holdings, Inc.(Æ)	16,936	863	Ambarella, Inc.(Æ)(Ñ)	4,361	216
Healthcare Services Group, Inc.	68,828	2,736	Anixter International, Inc.(Æ)	5,435	465
HEICO Corp.	4,771	367	ARC Document Solutions, Inc.(Æ)	77,672	366
Herman Miller, Inc.	33,895	1,057	Avid Technology, Inc.(Æ)	165,391	885
Hertz Global Holdings, Inc.(Æ)	444	9	Avnet, Inc.	5,180	241
Hertz Global Holdings, Inc. Class W(Æ)	148	7	Black Box Corp.	10,741	143
HNI Corp.	4,654	235	Bottomline Technologies de, Inc.(Æ)	38,186	982
Insperity, Inc.	588	42	CA, Inc.	65,721	2,055
Kansas City Southern	1,553	133	CACI International, Inc. Class A(Æ)	15,114	1,856
Keysight Technologies, Inc.(Æ)	16,722	620	Callidus Software, Inc.(Æ)	62,851	1,160
Kirby Corp.(Æ)	14,520	936	Cardtronics PLC Class A(Æ)	38,257	2,088
Knight Transportation, Inc.	9,433	315	Cavium, Inc.(Æ)	32,366	2,143
Knoll, Inc.	59,276	1,548	comScore, Inc.(Æ)	141	5
Korn/Ferry International	17,650	513	Cypress Semiconductor Corp.	39,823	470
Littelfuse, Inc.	2,549	402	Diodes, Inc.(Æ)	27,037	673
LSC Communications, Inc.	17,716	464	DST Systems, Inc.	394	45
Manitowoc Co., Inc. (The)(Æ)	7,453	51	Ellie Mae, Inc.(Æ)	12,400	1,026
Manitowoc Foodservice, Inc.(Æ)	25,298	485	Entegris, Inc.(Æ)	73,831	1,384
Matson, Inc.	1,614	58	Envestnet, Inc.(Æ)	36,195	1,368
MAXIMUS, Inc.	45,438	2,505	EPAM Systems, Inc.(Æ)	15,446	994
Middleby Corp.(Æ)	6,648	892	FormFactor, Inc.(Æ)	114,373	1,424
MSC Industrial Direct Co., Inc. Class A	9,223	942	Fortinet, Inc.(Æ)	30,881	1,027
Navigant Consulting, Inc.(Æ)	8,155	201	GigOptix, Inc.(Æ)	34,814	90
Nordson Corp.	2,847	323	GoDaddy, Inc. Class A(Æ)(Ñ)	24,884	889
NV5 Global, Inc.(Æ)	27,189	1,108	GrubHub, Inc.(Æ)	11,987	498
Orbital ATK, Inc.	4,746	413	Guidewire Software, Inc.(Æ)	25,423	1,330
OSI Systems, Inc.(Æ)	7,705	575	Integrated Device Technology, Inc.(Æ)	38,748	976
Pitney Bowes, Inc.	77,720	1,237	IPG Photonics Corp.(Æ)	1,991	229
Proto Labs, Inc.(Æ)(Ñ)	8,132	427	Ixia(Æ)	2,128	41
Robert Half International, Inc.	4,436	209	Jabil Circuit, Inc.	6,244	150
Rollins, Inc.	817	29	Liberty Expedia Holdings, Inc. Class A(Æ)	3,503	154
Rush Enterprises, Inc. Class A(Æ)	31,548	1,033	LogMeIn, Inc.	3,082	333
Saia, Inc.(Æ)	28,441	1,367	MACOM Technology Solutions Holdings,
SkyWest, Inc.	8,678	307	Inc.(Æ)	43,471	2,067
Snap-on, Inc.	203	37	Manhattan Associates, Inc.(Æ)	10,478	537
Standex International Corp.	2,458	214	ManTech International Corp. Class A	90,712	3,532
Sykes Enterprises, Inc.(Æ)	804	22	MeetMe, Inc.(Æ)	60,159	296
Terex Corp.	4,352	138	Monolithic Power Systems, Inc.	12,574	1,097
Tetra Tech, Inc.	4,369	191	NIC, Inc.	27,399	660
Textron, Inc.	7,997	379	Oclaro, Inc.(Æ)	7,551	74
Thermon Group Holdings, Inc.(Æ)	36,231	752	ON Semiconductor Corp.(Æ)	9,500	127
Tidewater, Inc.(Æ)(Ñ)	139,106	306	Open Text Corp.	11,968	410
Toro Co. (The)	7,664	452	Orbotech, Ltd.(Æ)	6,913	241
TriMas Corp.(Æ)	41,836	891	Plexus Corp.(Æ)	57,466	3,121
Trimble Navigation, Ltd.(Æ)	41,055	1,216	Progress Software Corp.	72,732	2,038
Triumph Group, Inc.	14,684	393	PTC, Inc.(Æ)	63,500	3,338

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 105

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($) or		Value
	Shares		$
Qorvo, Inc.(Æ)	3,050		196
Qualys, Inc.(Æ)	31,152		1,118
Rambus, Inc.(Æ)	18,176		236
Rogers Corp.(Æ)	8,570		685
Sanmina Corp.(Æ)	3,534		138
Skyworks Solutions, Inc.	2,464		226
Symantec Corp.	8,246		227
Syntel, Inc.	4,359		92
Take-Two Interactive Software, Inc.(Æ)	28,421		1,525
TrueCar, Inc.(Æ)(Ñ)	32,330		425
Tyler Technologies, Inc.(Æ)	9,589		1,400
Ubiquiti Networks, Inc.(Æ)	10,068		628
Ultimate Software Group, Inc.(Æ)	7,418		1,437
VeriFone Systems, Inc.(Æ)	106,601		1,937
Virtusa Corp.(Æ)	42,503		1,083
			56,410

Utilities - 3.3%
8x8, Inc.(Æ)	74,717		1,184
ATN International, Inc.	5,286		425
CMS Energy Corp.	58,037		2,472
Cogent Communications Holdings, Inc.	20,249		846
Consolidated Water Co., Ltd.	22,298		230
El Paso Electric Co.	23,726		1,089
Evolution Petroleum Corp.	55,273		481
Fairmount Santrol Holdings, Inc.(Æ)	42,623		534
FairPoint Communications, Inc.(Æ)	10,893		202
Hawaiian Electric Industries, Inc.	39,014		1,306
Inteliquent, Inc.	12,725		291
National Fuel Gas Co.	20,426		1,147
NorthWestern Corp.	21,320		1,218
Pinnacle West Capital Corp.	14,776		1,147
Southwest Gas Holdings, Inc.	1,313		106
Telephone & Data Systems, Inc.	5,330		163
US Cellular Corp.(Æ)	11,288		503
Vectren Corp.	28,661		1,573
			14,917

Total Common Stocks
(cost $290,042)			424,405

Short-Term Investments - 6.2%
U.S. Cash Management Fund	28,430,159	(8)	28,436
Total Short-Term Investments
(cost $28,434)			28,436

Other Securities - 6.0%
U.S. Cash Collateral Fund(×)	27,041,496	(8)	27,041
Total Other Securities
(cost $27,041)			27,041

Total Investments 105.6%
(identified cost $345,517)			479,882

Other Assets and Liabilities, Net
- (5.6%)			(25,470)
Net Assets - 100.0%			454,412

See accompanying notes which are an integral part of this quarterly report.

106 Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company
Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Mid 400 E-Mini Index Futures	174	USD	29,328	03/17	(60)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(60)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$53,246	$—	$—	$—	$53,246
Consumer Staples	13,435	—	5	—	13,440
Energy	21,361	—	—	—	21,361
Financial Services	110,987	—	—	—	110,987
Health Care	45,051	—	6	—	45,057
Materials and Processing	37,093	—	—	—	37,093
Producer Durables	71,894	—	—	—	71,894
Technology	56,410	—	—	—	56,410
Utilities	14,917	—	—	—	14,917
Short-Term Investments	—	—	—	28,436	28,436
Other Securities	—	—	—	27,041	27,041
Total Investments	424,394	—	11	55,477	479,882

Other Financial Instruments
Liabilities
Futures Contracts	(60)	—	—	—	(60)
Total Other Financial Instruments*	$(60)	$—	$—	$—	$(60)

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund 107

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.1%			BRF SA - ADR(Æ)	55,109	779
Argentina - 0.4%			CCR SA	185,189	912
Cresud SACIF y A - ADR(Æ)	18,279	320	Centrais Eletricas Brasileiras SA
IRSA Inversiones y Representaciones			- ADR(Æ)	106,499	717
SA - ADR(Æ)	14,144	304	Cia Brasileira de Distribuicao - ADR	35,925	659
YPF SA - ADR	83,435	1,807	Cia de Saneamento Basico do Estado de
		2,431	Sao Paulo - ADR(Æ)	196,944	1,961
			Cia de Saneamento de Minas
Australia - 1.7%			Gerais-COPASA(Æ)	30,744	421
AGL Energy, Ltd.	14,311	245	Cosan SA Industria e Comercio	88,699	1,134
ASX, Ltd. - ADR	4,813	182	Gerdau SA - ADR	174,584	669
Australia & New Zealand Banking			Hypermarcas SA	92,411	820
Group, Ltd. - ADR	97,646	2,173	Itau Unibanco Holding SA - ADR	277,299	3,274
Bendigo & Adelaide Bank, Ltd.	30,927	293	JBS SA	86,002	325
BHP Billiton, Ltd. - ADR	12,620	260	Petroleo Brasileiro SA - ADR(Æ)	203,718	2,089
Commonwealth Bank of Australia - ADR	44,762	2,777	Rumo Logistica Operadora Multimodal
CSL, Ltd.	805	69	SA(Æ)	659,422	1,570
Fortescue Metals Group, Ltd.	42,690	217	Telefonica Brasil SA - ADR	69,829	1,032
Goodman Group(ö)	71,710	376	Tim Participacoes SA - ADR	115,135	1,626
GPT Group (The)(ö)	104,066	369	Vale SA Class B - ADR	28,083	286
Macquarie Group, Ltd.	5,472	352			21,904
Medibank Pvt, Ltd.	70,712	145
Mirvac Group(ö)	103,514	159	Canada - 3.4%
National Australia Bank, Ltd. - ADR	38,859	889	Bank of Montreal	10,329	781
QBE Insurance Group, Ltd.	21,631	205	Bank of Nova Scotia (The)	16,461	984
Rio Tinto, Ltd. - ADR	20,684	1,044	BCE, Inc.	6,228	281
Scentre Group(ö)	137,481	459	Brookfield Asset Management, Inc.
Stockland(ö)	29,894	99	Class A	18,563	642
Suncorp Group, Ltd.	13,039	129	Brookfield Real Estate Services, Inc.	32,533	401
Wesfarmers, Ltd.(Æ)	12,552	383	Canadian Imperial Bank of Commerce	8,045	685
Westfield Corp.(ö)	28,689	191	Canadian National Railway Co.	33,497	2,328
Westpac Banking Corp.	47,189	1,131	Canadian Natural Resources, Ltd.	35,419	1,071
		12,147	Canadian Pacific Railway, Ltd.	4,758	720
			Canadian Tire Corp., Ltd. Class A	2,776	295
Austria - 0.1%			CCL Industries, Inc. Class B	234	48
Erste Group Bank AG	13,419	408	Cenovus Energy, Inc.	40,360	551
UNIQA Insurance Group AG	49,228	406	CGI Group, Inc. Class A(Æ)	3,049	147
		814	Dollarama, Inc.	2,149	163

Belgium - 0.6%			Emera, Inc.	10,097	353
Ageas	8,385	359	Enbridge, Inc.	2,946	125
Anheuser-Busch InBev SA	14,987	1,563	First Quantum Minerals, Ltd.	111,974	1,412
Colruyt SA	511	25	Husky Energy, Inc.(Æ)	29,864	385
Elia System Operator SA	5,531	276	Industrial Alliance Insurance &
KBC Groep NV	24,169	1,570	Financial Services, Inc.	8,194	345
Solvay SA	2,575	302	Intact Financial Corp.	4,595	336
		4,095	Loblaw Cos., Ltd.	2,231	117
			Magna International, Inc. Class A	22,403	969
Bermuda - 0.2%			Manulife Financial Corp.	17,564	337
Credicorp, Ltd.	3,847	630	Metro, Inc. Class A	4,660	142
Hiscox, Ltd.	24,694	319	National Bank of Canada	10,700	462
Kunlun Energy Co., Ltd.	286,000	227	Open Text Corp.	11,610	397
VimpelCom, Ltd. - ADR	87,346	369	Potash Corp. of Saskatchewan, Inc.	77,657	1,444
		1,545	Power Corp. of Canada	14,238	334
			Power Financial Corp.	5,192	135
Brazil - 3.1%			Restaurant Brands International, Inc.	10,135	497
B2W Cia Digital(Æ)	180,581	688	RioCan Real Estate Investment Trust(ö)	16,822	336
Banco Bradesco SA - ADR	78,099	807	Rogers Communications, Inc. Class B	46,414	2,013
BM&FBovespa SA - Bolsa de Valores			Royal Bank of Canada - GDR	16,949	1,219
Mercadorias e Futuros(Æ)	212,488	1,247	SNC-Lavalin Group, Inc.	7,651	330
Braskem SA - ADR	42,926	888	Sun Life Financial, Inc.	17,068	674

See accompanying notes which are an integral part of this quarterly report.

108 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Toronto Dominion Bank	22,518	1,167	New China Life Insurance Co., Ltd.
TransCanada Corp.	18,850	889	Class H	273,800	1,323
		23,515	New Oriental Education & Technology
			Group - ADR(Æ)	29,983	1,426
Cayman Islands - 1.6%			PetroChina Co., Ltd. Class H	820,000	653
Baidu, Inc. - ADR(Æ)	9,585	1,678	PetroChina Co., Ltd. - ADR	6,988	555
China Mengniu Dairy Co., Ltd.	287,000	536	PICC Property & Casualty Co., Ltd.
China Resources Land, Ltd.	138,968	345	Class H	880,000	1,333
China State Construction International			Ping An Insurance Group Co. of China,
Holdings, Ltd.	460,000	745	Ltd. Class H	26,000	134
CIFI Holdings Group Co., Ltd.	2,374,000	667	Shanghai Pharmaceuticals Holding Co.,
Qinqin Foodstuffs Group Cayman Co.,			Ltd. Class H	442,500	1,127
Ltd.(Æ)	318	—	Sinopec Shanghai Petrochemical Co.,
SINA Corp.(Æ)	38,330	2,672	Ltd. Class H	2,299,136	1,424
Sunac China Holdings, Ltd.	122,866	109	Sohu.com, Inc.(Æ)	30,851	1,224
Tencent Holdings, Ltd.	148,365	3,871	Tingyi Cayman Islands Holding Corp.	298,000	339
Uni-President China Holdings, Ltd.	818,715	625	Tsingtao Brewery Co., Ltd. Class H	100,000	401
		11,248	Weibo Corp. - ADR(Æ)	15,355	740
			Zhejiang Expressway Co., Ltd. Class H	781	1
Chile - 0.2%					34,261
Banco de Credito e Inversiones	1	—
Cia Cervecerias Unidas SA - ADR	23,976	542	Curacao - 0.0%
Sociedad Quimica y Minera de Chile			HAL Trust	320	61
SA - ADR	20,596	665
		1,207	Denmark - 1.1%
			Carlsberg A/S Class B	4,284	387
China - 4.9%			Chr Hansen Holding A/S	20,898	1,275
Agricultural Bank of China, Ltd. Class H	1,508,000	631	Danske Bank A/S	56,386	1,882
Alibaba Group Holding, Ltd. - ADR(Æ)	29,314	2,969	DSV A/S	5,558	270
Angang Steel Co., Ltd. Class H(Æ)	1,666,000	1,277	GN Store Nord A/S	6,464	144
Bank of China, Ltd. Class H	2,433,437	1,104	Jyske Bank A/S	8,525	440
China CITIC Bank Corp., Ltd. Class H	1,659,000	1,093	Novo Nordisk A/S Class B	54,398	1,966
China Communications Services Corp.,			Scandinavian Tobacco Group A/S(Þ)	57,384	987
Ltd. Class H	784,000	530	William Demant Holding A/S(Æ)	6,818	128
China Construction Bank Corp. Class H	1,006,000	748			7,479
China Minsheng Banking Corp., Ltd.
Class H	121,500	134	Egypt - 0.1%
China Petroleum & Chemical Corp.			Commercial International Bank Egypt
Class H	892,000	714	SAE - GDR	134,962	538
China Railway Group, Ltd. Class H	469,193	413
China Shenhua Energy Co., Ltd. Class H	701,500	1,486	Finland - 0.3%
China Telecom Corp., Ltd. Class H	311,654	149	Cargotec OYJ Class B	5,952	286
Chongqing Changan Automobile Co.,			Elisa OYJ Class A	5,966	202
Ltd. Class B	185,329	262	Fortum OYJ	20,601	330
Chongqing Rural Commercial Bank Co.,			Kone OYJ Class B	2,181	99
Ltd. Class H	755,059	461	Neste OYJ	1,217	42
CITIC Securities Co., Ltd. Class H	577,000	1,177	Orion OYJ Class B	786	37
Ctrip.com International, Ltd. - ADR(Æ)	47,324	2,045	Sampo OYJ Class A	8,352	388
Dongfeng Motor Group Co., Ltd. Class H	446,804	475	Tikkurila OYJ	27,069	553
Geely Automobile Holdings, Ltd.	1,565,000	1,855	UPM-Kymmene OYJ	22,207	505
Hengan International Group Co., Ltd.	152,092	1,246			2,442
Huadian Power International Corp., Ltd.
Class H	251	—	France - 7.2%
Huaneng Renewables Corp., Ltd. Class			Air Liquide SA Class A	9,625	1,041
H	1,114,000	347	Airbus Group SE	5,064	344
Industrial & Commercial Bank of China,			Arkema SA	1,765	174
Ltd. Class H	3,021,000	1,850	AXA SA	16,574	408
JD.com, Inc. - ADR(Æ)	11,089	315	BioMerieux	2,113	334
Lenovo Group, Ltd.	2,080,000	1,364	BNP Paribas SA	15,400	988
NetEase, Inc. - ADR	3,688	936	Bouygues SA - ADR	85,986	3,140
			Bureau Veritas SA	50,005	978

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 109

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Capgemini SA	4,934	402	MAN SE	1,119	116
Carrefour SA	17,753	435	Merck KGaA	6,789	744
Christian Dior SE	2,234	480	Muenchener Rueckversicherungs-
Cie de Saint-Gobain	13,070	644	Gesellschaft AG in Muenchen	2,734	513
Credit Agricole SA	152,515	2,026	Rational AG	1,897	861
Danone SA	43,521	2,732	Rhoen Klinikum AG	10,654	292
Dassault Systemes	4,542	352	SAP SE - ADR	31,711	2,892
Engie SA	161,466	1,933	Siemens AG	30,683	3,848
Essilor International SA	19,363	2,263	Software AG	9,114	327
Euler Hermes Group	3,989	361	ThyssenKrupp AG - ADR	9,794	247
Faurecia	43,725	1,902	Uniper SE(Æ)	1,361	19
Legrand SA - ADR	2,086	122	Vonovia SE	5,828	191
L'Oreal SA	17,174	3,127			24,834
LVMH Moet Hennessy Louis Vuitton
SE - ADR	1,650	334	Greece - 0.2%
Mercialys SA(ö)	7,185	141	Eurobank Ergasias SA(Æ)	544,607	332
Metropole Television SA	17,093	336	National Bank of Greece SA(Æ)	3,268,261	783
Natixis SA	131,573	782			1,115
Orange SA - ADR	12,888	200
Pernod Ricard SA	3,723	437	Hong Kong - 2.9%
Publicis Groupe SA - ADR	50,178	3,448	AIA Group, Ltd.	79,600	493
Renault SA	2,030	183	Brilliance China Automotive Holdings,
Safran SA	28,261	1,917	Ltd.	866,000	1,226
Sanofi - ADR	73,144	5,958	Champion REIT(Æ)(ö)	194,000	105
Schneider Electric SE	49,351	3,537	Cheung Kong Infrastructure Holdings,
SCOR SE - ADR	11,860	403	Ltd.	41,000	330
Societe Generale SA	13,340	654	Cheung Kong Property Holdings, Ltd.	152,823	1,003
Sodexo SA	3,466	384	China Mobile, Ltd. - ADR	58,346	3,325
Teleperformance - GDR	2,067	221	China Unicom Hong Kong, Ltd. - ADR	115,008	1,377
Thales SA	3,415	320	CK Hutchison Holdings, Ltd.	234,529	2,812
Total SA	69,855	3,539	CLP Holdings, Ltd.	35,000	343
Unibail-Rodamco SE(ö)	729	168	CNOOC, Ltd.	649,000	816
Vallourec SA(Æ)	245,035	1,752	Goldin Financial Holdings, Ltd.(Æ)	453	—
Vicat SA	15,196	923	Hang Lung Properties, Ltd. - ADR	229,000	562
Vinci SA	8,654	609	Henderson Land Development Co., Ltd.	57,000	314
		50,432	Hongkong Land Holdings, Ltd.	18,700	126
			Hua Hong Semiconductor, Ltd.(Þ)	354,000	394
Germany - 3.5%			Jardine Matheson Holdings, Ltd.	4,000	247
adidas AG	2,086	328	Jardine Strategic Holdings, Ltd.	17,700	674
Allianz SE	5,099	863	Link REIT(ö)	68,000	463
BASF SE	9,530	922	Luk Fook Holdings International, Ltd.	226	1
Bayer AG	8,440	933	MTR Corp., Ltd.	24,500	125
Bayerische Motoren Werke AG	3,521	319	Nine Dragons Paper Holdings, Ltd.	1,507,000	1,730
Continental AG	8,606	1,674	Power Assets Holdings, Ltd.	36,000	345
Daimler AG	5,589	420	Shenzhen International Holdings, Ltd.	57,518	83
Deutsche Bank AG(Æ)	23,426	465	Skyworth Digital Holdings, Ltd.	946,000	626
Deutsche Boerse AG	33,162	3,052	Sun Hung Kai Properties, Ltd.	40,000	550
Deutsche Post AG	17,994	602	Swire Pacific, Ltd. Class A	16,000	163
Deutsche Telekom AG	34,053	594	Swire Properties, Ltd.	146,800	414
Deutsche Wohnen AG	4,110	134	WH Group, Ltd.(Þ)	1,395,782	1,059
Freenet AG	11,193	336	Wharf Holdings, Ltd. (The)	16,000	120
Fresenius Medical Care AG & Co.	3,064	249	Yue Yuen Industrial Holdings, Ltd.	236,395	867
Fresenius SE & Co. KGaA	12,064	952			20,693
Hannover Rueck SE	1,235	136
HeidelbergCement AG	20,502	1,972	Hungary - 0.3%
Henkel AG & Co. KGaA	560	59	MOL Hungarian Oil & Gas PLC	4,041	285
Infineon Technologies AG - ADR	2,021	37	OTP Bank PLC	51,384	1,582
Lanxess AG	4,782	347			1,867

LEG Immobilien AG(Æ)	389	31	India - 2.2%
Linde AG	2,213	359	Britannia Industries, Ltd.	24,768	1,141

See accompanying notes which are an integral part of this quarterly report.

110 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
HDFC Bank, Ltd. - ADR	33,041	2,278	As One Corp.	21,074	967
ICICI Bank, Ltd. - ADR	129,488	1,004	Asahi Group Holdings, Ltd.	10,400	365
Mahindra & Mahindra Financial			Asahi Kasei Corp.	38,000	354
Services, Ltd.	263,637	1,034	Asics Corp.	17	—
Mahindra & Mahindra, Ltd. - GDR	10,041	186	Astellas Pharma, Inc.	21,400	286
Motherson Sumi Systems, Ltd.	169,204	825	Bridgestone Corp.	13,000	476
Power Finance Corp., Ltd.	194,024	371	Canon, Inc.	11,406	338
Punjab National Bank(Æ)	248,396	493	Central Japan Railway Co.	2,200	355
Reliance Industries, Ltd. - GDR(Þ)	97,437	3,020	Chubu Electric Power Co., Inc.	22,300	296
State Bank of India - GDR	9,037	351	Cosel Co., Ltd.	48,777	567
Tata Chemicals, Ltd.	42,685	343	Dai Nippon Printing Co., Ltd.	28,000	284
Tata Motors, Ltd. Class A	156,506	777	Dai-ichi Life Holdings, Inc.	131,185	2,382
Tata Motors, Ltd. - ADR	64,687	2,519	Daiichi Sankyo Co., Ltd.	7,300	163
Zee Entertainment Enterprises, Ltd.	107,550	776	Daikin Industries, Ltd.	4,300	426
		15,118	Daiseki Co., Ltd.	22,800	456
			Daito Trust Construction Co., Ltd.	1,800	251
Indonesia - 0.3%			Daiwa House Industry Co., Ltd.	13,200	357
Astra International Tbk PT	683,800	407	Denso Corp.	42	2
Bank Central Asia Tbk PT	574,000	661	East Japan Railway Co.	3,400	307
Gudang Garam Tbk PT	75,100	348	Ebara Corp.	54,900	1,691
Tambang Batubara Bukit Asam Persero			FamilyMart Co., Ltd.	800	51
Tbk PT	268,600	233	FANUC Corp.	14,523	2,842
United Tractors Tbk PT	445,300	728	FUJIFILM Holdings Corp.	3,121	121
		2,377	Fujitsu, Ltd.	701,146	4,073
			Hankyu Hanshin Holdings, Inc.	10,300	349
Ireland - 0.4%			Honda Motor Co., Ltd.	227,765	6,801
CRH PLC	2,539	89	Hoshizaki Electric Co., Ltd.	1,400	114
Icon PLC(Æ)	1,551	130	Icom, Inc.	10,400	209
Willis Towers Watson PLC	11,062	1,384	Iida Group Holdings Co., Ltd.	67,300	1,258
XL Group, Ltd.	39,350	1,479	Inpex Corp.	106,800	1,045
		3,082	Isuzu Motors, Ltd.	219,200	2,941

Isle of Man - 0.0%			ITOCHU Corp.	92,918	1,278
New Europe Property Investments PLC	25,076	293	Iyo Bank, Ltd. (The)	46,700	313
			Japan Post Bank Co., Ltd.	27,688	336
Israel - 0.2%			Japan Post Holdings Co., Ltd.	9,800	123
Bank Hapoalim BM	47,764	289	Japan Tobacco, Inc.	6,000	193
Bank Leumi Le-Israel BM(Æ)	66,942	277	JX Holdings, Inc.	91,400	430
Mizrahi Tefahot Bank, Ltd.	27,841	429	Kajima Corp.	25,000	174
Nice, Ltd.	600	42	Kamigumi Co., Ltd.	32,000	311
Teva Pharmaceutical Industries, Ltd.	14,873	494	Kao Corp.	3,700	183
		1,531	KDDI Corp.	23,400	627
			Keyence Corp.	12,844	4,983
Italy - 1.3%			Kikkoman Corp.	2,000	63
Atlantia SpA	13,311	303	Kirin Holdings Co., Ltd.	18,600	304
Davide Campari-Milano SpA	11,235	113	Kitagawa Industries Co., Ltd.	14,200	138
Enel SpA	654,775	2,737	Komatsu, Ltd.	17,300	411
ENI SpA - ADR	195,795	3,021	Kuraray Co., Ltd.	28,500	451
Intesa Sanpaolo SpA	71,752	169	Kuroda Electric Co., Ltd.	18,051	372
Italgas SpA(Æ)	12,296	47	Kyushu Electric Power Co., Inc.	37,000	411
Snam Rete Gas SpA	61,480	234	M3, Inc.	1,100	29
Telecom Italia SpA(Æ)	1,844,286	1,589	Marubeni Corp.	66,000	401
UniCredit SpA	12,820	350	Medipal Holdings Corp.	2,600	42
Unipol Gruppo Finanziario SpA	111,971	415	MEIJI Holdings Co., Ltd.	400	31
		8,978	Mitsubishi Chemical Holdings Corp.	43,600	304
			Mitsubishi Corp.	18,400	414
Japan - 11.3%			Mitsubishi Electric Corp.	13,000	198
Aeon Co., Ltd.	21,600	311	Mitsubishi Heavy Industries, Ltd.	74,000	332
Aisin Seiki Co., Ltd.	4,100	187	Mitsubishi UFJ Financial Group, Inc.	526,816	3,367
Alfresa Holdings Corp.	2,400	39	Mitsui & Co., Ltd.	40,200	588
Aozora Bank, Ltd.	33,000	120	Mizuho Financial Group, Inc.	173,500	322

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 111

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MS&AD Insurance Group Holdings, Inc.	16,000	535	Wolseley PLC - ADR	8,810	545
Murata Manufacturing Co., Ltd.	5	1			2,356
Nakanishi, Inc.	7,859	304
NEC Corp.	119,000	274	Kazakhstan - 0.0%
NHK Spring Co., Ltd.	38,600	387	KazMunaiGas Exploration Production
Nidec Corp.	2,800	262	JSC - GDR(Æ)	24,480	242
Nikon Corp.	8,800	142
Nintendo Co., Ltd.	1,175	239	Luxembourg - 0.3%
Nippon Express Co., Ltd.	68,000	360	ArcelorMittal(Æ)	126,071	982
Nippon Fine Chemical Co., Ltd.	45,900	362	Globant SA(Æ)	11,264	373
Nippon Telegraph & Telephone Corp.	15,400	680	Tenaris SA	45,498	796
Nissan Motor Co., Ltd.	17,300	171	Ternium SA - ADR	9,542	218
Nitori Holdings Co., Ltd.	9,600	1,072			2,369

Nitto FC Co., Ltd.	33,852	279	Malaysia - 0.0%
NTT Data Corp.	5,300	267	UEM Sunrise BHD	967,200	240
NTT DOCOMO, Inc.	37,099	887
Obayashi Corp.	14,000	133	Mexico - 1.5%
Obic Co., Ltd.	300	14	America Movil SAB de CV	3,793,019	2,390
Oriental Land Co., Ltd.	5,700	312	America Movil SAB de CV Class L
ORIX Corp.	6,735	101	- ADR	38,529	486
Osaka Gas Co., Ltd.	37,000	138	Cemex SAB de CV - ADR(Æ)	136,681	1,266
Otsuka Holdings Co., Ltd.	7,400	343	Coca-Cola Femsa SAB de CV	42,352	263
Panasonic Corp.	36,000	374	Coca-Cola Femsa SAB de CV - ADR	8,287	514
Pola Orbis Holdings, Inc.	7,370	698	Fomento Economico Mexicano SAB de
Recruit Holdings Co., Ltd.	7,300	319	CV - ADR	4,757	358
Resona Holdings, Inc.	98,500	533	Gentera SAB de CV	84,244	123
Secom Co., Ltd.	23,363	1,685	Gruma SAB de CV Class B	19,715	265
Secom Joshinetsu Co., Ltd.	8,700	255	Grupo Bimbo SAB de CV	126,173	280
Sekisui Chemical Co., Ltd.	28,000	456	Grupo Fin Santander ADR B - ADR	62,158	444
Sekisui House, Ltd.	19,500	315	Grupo Financiero Banorte SAB de CV
Seven & i Holdings Co., Ltd.	35	1	Class O	106,441	510
Shimadzu Corp.	3,000	51	Grupo Televisa SAB	42,829	191
Shimano, Inc.	14,987	2,357	Grupo Televisa SAB - ADR	108,623	2,433
Shinsei Bank, Ltd.	220,000	379	Industrias Bachoco SAB de CV	72,421	281
SoftBank Group Corp.	12,792	979	Megacable Holdings SAB de CV	130,457	414
Sojitz Corp.	110,200	283	Promotora y Operadora de
Sompo Japan Nipponkoa Holdings, Inc.	80,501	2,910	Infraestructura SAB de CV(Æ)	5,741	50
Sony Corp.	74,900	2,276	Wal-Mart de Mexico SAB de CV	54,131	96
Sumitomo Chemical Co., Ltd.	69,000	366			10,364
Sumitomo Corp.	45,600	571
Sumitomo Electric Industries, Ltd.	15,700	228	Netherlands - 2.3%
Sumitomo Mitsui Financial Group, Inc.	72,902	2,861	Aalberts Industries NV	2,677	94
Suntory Beverage & Food, Ltd.	7,000	297	ABN AMRO Group NV(Þ)	20,333	479
Taisei Corp.	41,000	291	Aegon NV	55,283	300
Takeda Pharmaceutical Co., Ltd.	7,800	326	AerCap Holdings NV(Æ)	7,284	322
Terumo Corp.	1,300	48	Akzo Nobel NV	5,708	388
Tokio Marine Holdings, Inc.	7,800	325	ASM International NV	5,539	273
Tokyo Electric Power Co. Holdings, Inc.			ASML Holding NV	2,690	328
(Æ)	33,100	127	Delta Lloyd NV	81,643	469
Toppan Printing Co., Ltd.	34,000	333	Heineken NV	3,822	286
Toyota Motor Corp.	37,900	2,192	ING Groep NV	232,247	3,333
Toyota Tsusho Corp.	5,300	145	Koninklijke Ahold Delhaize NV	29,678	632
Unicharm Corp.	55,888	1,256	Koninklijke KPN NV	272,618	786
West Japan Railway Co.	15,500	1,008	Koninklijke Philips NV	16,990	499
Yamada Denki Co., Ltd.	25,400	140	NN Group NV	10,510	372
		79,561	Royal Dutch Shell PLC Class A	158,395	4,304
			Wolters Kluwer NV	9,140	350
Jersey - 0.3%			X5 Retail Group NV - GDR(Æ)	69,444	2,330
Experian PLC	22,139	426
Glencore PLC(Æ)	336,163	1,385

See accompanying notes which are an integral part of this quarterly report.

112 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Yandex NV Class A(Æ)	25,355	587	Woolworths Holdings, Ltd.	22,155	122
		16,132			3,147

New Zealand - 0.0%			South Korea - 5.8%
Fonterra Co.-operative Group, Ltd.	35,614	162	BGF retail Co., Ltd.	9,806	773
			Daelim Industrial Co., Ltd.(Æ)	5,369	388
Norway - 0.4%			Dongbu Insurance Co., Ltd.	14,914	759
DNB ASA	35,639	596	GS Engineering & Construction Corp.
Orkla ASA	169,943	1,587	(Æ)	9,710	231
Telenor ASA	47,661	756	GS Holdings Corp.	5,078	223
		2,939	Hana Financial Group, Inc.	72,252	2,139
			Hankook Tire Co., Ltd.(Æ)	30,812	1,501
Peru - 0.1%			Hanssem Co., Ltd.	5,703	1,023
Cia de Minas Buenaventura SAA - ADR	70,839	977	Hyosung Corp.	144	17
			Hyundai Development Co.-Engineering
Philippines - 0.1%			& Construction	22,960	863
BDO Unibank, Inc.	338,140	765	Hyundai Engineering & Construction
Poland - 0.0%			Co., Ltd.	17,823	636
Polski Koncern Naftowy ORLEN SA	6,442	131	Hyundai Marine & Fire Insurance Co.,
			Ltd.	9,766	253
Portugal - 0.1%			Hyundai Mobis Co., Ltd.	1,302	271
Energias de Portugal SA	81,906	238	Hyundai Motor Co.	22,200	2,663
Sonae SGPS SA(Æ)	419,494	360	Hyundai Wia Corp.	32	2
		598	KB Financial Group, Inc.	63,829	2,584
			KB Financial Group, Inc. - ADR	14,261	579
Russia - 1.9%			KCC Corp.	1,095	327
Gazprom PAO - ADR	547,141	2,700	Kia Motors Corp.	6,641	208
Lukoil PJSC - ADR	46,841	2,633	Korea Electric Power Corp.(Æ)	3,817	140
MegaFon PJSC - GDR	12,494	136	KT Corp. - ADR	40,700	605
MMC Norilsk Nickel PJSC - ADR	86,433	1,398	KT&G Corp.	9,465	818
Mobile TeleSystems PJSC - ADR	27,882	292	Kumho Petrochemical Co., Ltd.	5,717	404
Novatek OAO - GDR	3,026	383	LG Chem, Ltd.	3,197	721
Novolipetsk Steel OJSC - GDR(Æ)	103,423	2,037	LG Uplus Corp.	77,245	758
Novolipetsk Steel PJSC - GDR	17,304	342	Lotte Chilsung Beverage Co., Ltd.(Æ)	308	384
Rosneft PJSC - GDR	74,880	495	Lotte Confectionery Co., Ltd.(Æ)	3,915	688
Sberbank of Russia PJSC - ADR	143,651	1,675	Lotte Shopping Co., Ltd.	2,929	571
Severstal PAO - GDR	23,766	377	NCSoft Corp.	1,026	268
Surgutneftegas OAO - ADR	43,607	248	POSCO	14,735	3,424
Tatneft PAO - ADR	19,614	796	Samsung Card Co., Ltd.	6,448	217
		13,512	Samsung Electronics Co., Ltd.	6,126	10,396
			Samsung Fire & Marine Insurance Co.,
Singapore - 1.0%			Ltd.	776	180
CapitaLand Commercial Trust, Ltd.(Æ)			Samsung Life Insurance Co., Ltd.	8,594	821
(ö)	351,300	380	Shinhan Financial Group Co., Ltd.	36,649	1,450
CapitaLand, Ltd.	68,100	159	SK Hynix, Inc.	35,088	1,619
DBS Group Holdings, Ltd.	34,000	456	SK Telecom Co., Ltd. - ADR	68,277	1,468
Oversea-Chinese Banking Corp., Ltd.	108,300	722	S-Oil Corp.	3,456	241
Singapore Telecommunications, Ltd.	929,578	2,542	Woori Bank(Æ)	23,620	267
United Overseas Bank, Ltd.	15,200	226			40,880
Wilmar International, Ltd.	914,200	2,517
		7,002	Spain - 0.7%
			Amadeus IT Group SA Class A	26,235	1,214
South Africa - 0.5%			Banco Bilbao Vizcaya Argentaria SA
Aspen Pharmacare Holdings, Ltd.	37,793	865	- ADR	49,164	335
Bidvest Group, Ltd. (The)	54,688	645	Banco de Sabadell SA - ADR	97,347	147
Naspers, Ltd. Class N	2,031	323	Banco Santander SA - ADR	98,750	551
Resilient Property Income(Æ)	37,971	331	Enagas SA	16,027	394
Sasol, Ltd. - ADR	11,004	328	Endesa SA - ADR	8,418	173
Shoprite Holdings, Ltd. - ADR	16,874	224	Iberdrola SA	97,488	616
Vodacom Group, Ltd. - ADR	27,565	309	Industria de Diseno Textil SA	2,080	69
			Mapfre SA	121,880	369

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 113

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Red Electrica Corp. SA	11,240	201	Taiwan - 3.0%
Repsol SA - ADR	8,869	131	Advanced Semiconductor Engineering,
Telefonica SA - ADR	42,914	415	Inc. - ADR	200,143	1,145
		4,615	Asustek Computer, Inc.	31,000	271
			Chang Hwa Commercial Bank, Ltd.	364,640	202
Sweden - 1.4%			China Development Financial Holding
Assa Abloy AB Class B	4,860	92	Corp.	1,711,000	437
Castellum AB	24,958	344	China Life Insurance Co., Ltd.	270,400	265
Hufvudstaden AB Class A	3,405	54	Chipbond Technology Corp.	418,000	607
L E Lundbergforetagen AB Class B	8,737	563	Chunghwa Telecom Co., Ltd. - ADR	11,428	361
Nordea Bank AB	50,430	610	Compal Electronics, Inc.	480,178	290
Skandinaviska Enskilda Banken AB			E.Sun Financial Holding Co., Ltd.	18,073	11
Class A	37,417	421	Eclat Textile Co., Ltd.	88,000	919
Skanska AB Class B	14,156	347	Ennoconn Corp.	8,000	115
Svenska Cellulosa AB SCA Class B	5,320	161	Formosa Petrochemical Corp.	75,000	256
Svenska Handelsbanken AB Class A	193,114	2,891	Foxconn Technology Co., Ltd.	80,000	226
Swedbank AB Class A	11,613	294	Hon Hai Precision Industry Co., Ltd.
Swedish Match AB	95,711	3,123	- GDR	262,058	1,378
Telia Co. AB	94,818	385	Hota Industrial Manufacturing Co., Ltd.	195,934	813
Trelleborg AB Class B	17,236	358	Inventec Corp.	299,000	225
		9,643	Largan Precision Co., Ltd.	13,421	1,916
			Lite-On Technology Corp.	191,000	289
Switzerland - 8.2%			MediaTek, Inc.	108,000	739
ABB, Ltd.	182,005	4,321	Quanta Computer, Inc.	349,000	712
Actelion, Ltd.(Æ)	1,338	348	Realtek Semiconductor Corp.	246,000	859
Allreal Holding AG(Æ)	1,934	294	Taiwan Semiconductor Manufacturing
Baloise Holding AG	3,248	418	Co., Ltd. - ADR	244,187	7,547
Basellandschaftliche Kantonalbank	221	205	United Microelectronics Corp. - ADR	114,497	207
Chocoladefabriken Lindt & Spruengli			Win Semiconductors Corp.(Æ)	144,536	434
AG	20	408	Wistron Corp.	714,524	609
Chubb, Ltd.	7,326	963			20,833
Cie Financiere Richemont SA	58,342	4,530
Credit Suisse Group AG(Æ)	100,725	1,529	Thailand - 0.3%
Flughafen Zuerich AG	6,031	1,185	Bangkok Bank PCL	93,200	481
Geberit AG	5,802	2,473	Land & Houses PCL	2,419,000	666
Georg Fischer AG	393	323	PTT PCL	77,200	880
Givaudan SA	227	409	Siam Cement PCL (The)	3,800	54
Kuehne & Nagel International AG	897	122			2,081
LafargeHolcim, Ltd.(Æ)	10,796	578
Lonza Group AG(Æ)	163	30	Turkey - 0.3%
Nestle SA	123,481	9,031	Akbank TAS	334,079	743
Novartis AG	122,577	9,041	Anadolu Efes Biracilik Ve Malt Sanayii
Panalpina Welttransport Holding AG	2,275	281	AS	40,066	225
Partners Group Holding AG	81	41	Haci Omer Sabanci Holding AS	309,452	819
Roche Holding AG	38,741	9,129	Turkcell Iletisim Hizmetleri AS
Schindler Holding AG	18,382	3,499	- ADR(Æ)	19,083	142
SGS SA	192	407	Turkiye Garanti Bankasi AS	100,164	221
Sika AG	56	294	Turkiye Is Bankasi Class C	22,241	35
St. Galler Kantonalbank AG	637	258			2,185
STMicroelectronics NV	163,850	2,163
Straumann Holding AG	153	62	Ukraine - 0.0%
Swiss Life Holding AG(Æ)	413	125	MHP SA - GDR	1,431	13
Swiss Re AG	8,390	782
Swisscom AG	746	328	United Arab Emirates - 0.4%
			Air Arabia PJSC	739,974	278
Syngenta AG	481	204	Aldar Properties PJSC	1,244,043	866
TE Connectivity, Ltd.	2,475	184	Emaar Properties PJSC	929,606	1,876
UBS Group AG(Æ)	179,099	2,901			3,020
Zurich Insurance Group AG	2,176	625
		57,491	United Kingdom - 15.0%
			Amec Foster Wheeler PLC - GDR	142,532	801

See accompanying notes which are an integral part of this quarterly report.

114 Russell Tax-Managed International Equity Fund

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Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Anglo American PLC(Æ)	59,312	1,017	Severn Trent PLC Class H	9,550		274
Antofagasta PLC	430,288	4,530	Smiths Group PLC	62,814		1,189
Ashmore Group PLC	31,850	125	Spirax-Sarco Engineering PLC	39,341		2,140
AstraZeneca PLC	11,575	619	Standard Chartered PLC(Æ)	232,045		2,261
Aviva PLC	365,243	2,198	Standard Life PLC	57,936		253
Babcock International Group PLC	32,497	366	Stock Spirits Group PLC	320,533		716
BAE Systems PLC	474,555	3,480	Tate & Lyle PLC	34,713		293
Barclays PLC	801,723	2,221	TechnipFMC PLC(Æ)	4,006		131
BBA Aviation PLC	390,645	1,378	Tesco PLC(Æ)	1,193,399		2,914
BGEO Group PLC	9,468	353	Travis Perkins PLC	197,945		3,627
BHP Billiton PLC	47,929	870	Tullow Oil PLC(Æ)	384,590		1,435
BP PLC	214,116	1,282	Unilever NV	165,418		6,687
BP PLC - ADR	58,583	2,108	Unilever PLC	15,866		646
British American Tobacco PLC	21,199	1,307	Vodafone Group PLC	1,872,640		4,578
BT Group PLC	137,176	525	William Hill PLC	90,906		297
Bunzl PLC	70,098	1,848	Wm Morrison Supermarkets PLC	120,368		358
CNH Industrial NV	29,387	261	WPP PLC	65,968		1,533
Cobham PLC	729,607	1,247				104,807
Compass Group PLC	9,655	172
Diageo PLC	236,929	6,593	United States - 1.0%
Direct Line Insurance Group PLC	24	—	Carnival PLC	6,909		369
G4S PLC	433,941	1,394	Gran Tierra Energy, Inc.(Æ)	38,814		100
Galiform PLC	247,910	1,180	IHS Markit, Ltd.(Æ)	52,093		2,055
GKN PLC	88,326	383	Maginet Corp.(Æ)	26,871		983
GlaxoSmithKline PLC - ADR	226,019	4,365	MercadoLibre, Inc.	6,136		1,138
Halma PLC	7,340	86	News Corp. Class A	180,930		2,224
HSBC Holdings PLC	462,140	3,933	PriceSmart, Inc.	1,824		154
Imperial Tobacco Group PLC	80,138	3,716				7,023
Inchcape PLC	41,092	373
InterContinental Hotels Group PLC	68,797	3,191	Virgin Islands, British - 0.0%
Intertek Group PLC	66,727	2,860	Arcos Dorados Holdings, Inc. Class
Investec PLC	60,762	431	A(Æ)	42,864		249

J Sainsbury PLC	146,103	475	Total Common Stocks
Johnson Matthey PLC	3,067	126
Jupiter Fund Management PLC	58,513	296	(cost $577,080)			647,344
KAZ Minerals PLC(Æ)	86,662	513
Kingfisher PLC	25,651	109	Preferred Stocks - 1.0%
Land Securities Group PLC(ö)	27,245	340	Colombia - 0.1%
Legal & General Group PLC	44,297	131	Banco Davivienda SA	40,000		430

Lloyds Banking Group PLC	2,863,887	2,345	Germany - 0.8%
LSL Property Services PLC	89,183	230	Funchs Petrolub SE	41,428		1,893
Man Group PLC	210,369	354	Porsche Automobil Holding SE	6,006		361
Meggitt PLC	279,044	1,469	Volkswagen AG	21,315		3,307
Michael Page International PLC	382,748	2,083				5,561
National Grid PLC	57,688	676
Next PLC	7,350	355	Japan - 0.0%
Old Mutual PLC	43,102	113	Shinkin Central Bank Class A	123		253
Petrofac, Ltd.	33,064	383
Prudential PLC	18,020	348	South Korea - 0.1%
Reckitt Benckiser Group PLC	7,253	623	Samsung Electronics Co., Ltd.	472		638
RELX NV	17,024	287
RELX PLC	18,102	325	Total Preferred Stocks
Rio Tinto PLC	4,260	188	(cost $6,309)			6,882
Rolls-Royce Holdings PLC(Æ)	47,201	397
Rotork PLC	646,412	2,088	Short-Term Investments - 4.9%
Royal Bank of Scotland Group PLC(Æ)	1,092,978	3,059	United States - 4.9%
Royal Dutch Shell PLC Class A	35,720	969	U.S. Cash Management Fund	34,425,091	(8)	34,432
Royal Dutch Shell PLC Class B	13,745	389	Total Short-Term Investments
RSA Insurance Group PLC	160,744	1,163	(cost $34,430)			34,432
Scottish & Southern Energy PLC	22,797	428

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 115

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
Principal	Fair
Amount ($)	Value
or Shares	$
Total Investments 98.0%
(identified cost $617,819)	688,658

Other Assets and Liabilities, Net
- 2.0%	13,860
Net Assets - 100.0%	702,518

See accompanying notes which are an integral part of this quarterly report.

116 Russell Tax-Managed International Equity Fund

Russell Investment Company
Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
EURO STOXX 50 Index Futures	634	EUR	20,504	03/17	293
MSCI EAFE Mini Index Futures	370	USD	31,975	03/17	491
MSCI Emerging Markets Mini Index Futures	160	USD	7,321	03/17	247
S&P/TSX 60 Index Futures	48	CAD	8,711	03/17	75
SPI 200 Index Futures	48	AUD	6,666	03/17	49
TOPIX Index Futures	208	JPY	3,155,359	03/17	630
Short Positions
FTSE 100 Index Futures	235	GBP	16,557	03/17	(529)
MSCI Emerging Markets Mini Index Futures	571	USD	26,126	03/17	(1,079)
S&P 500 E-Mini Index Futures	195	USD	22,176	03/17	(405)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(228)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	149	CAD	200	03/15/17	5
Bank of America	USD	332	DKK	2,300	03/15/17	2
Bank of America	JPY	40,000	USD	348	03/15/17	(6)
Bank of America	JPY	40,000	USD	352	03/15/17	(3)
Bank of America	JPY	400,000	USD	3,556	03/15/17	9
Bank of America	NOK	1,000	USD	118	03/15/17	(4)
Bank of America	SEK	2,000	USD	225	03/15/17	(4)
Bank of New York	HKD	2,000	USD	258	03/15/17	—
BNP Paribas	JPY	30,000	USD	262	03/15/17	(4)
Brown Brothers Harriman	USD	172	GBP	140	03/15/17	4
Brown Brothers Harriman	USD	1,391	HKD	10,788	02/02/17	—
Brown Brothers Harriman	HKD	1,651	USD	213	02/02/17	—
Brown Brothers Harriman	NOK	1,000	USD	114	03/15/17	(7)
Citibank	USD	109	AUD	150	03/15/17	5
Citibank	USD	1,207	AUD	1,625	03/15/17	24
Citibank	USD	2,286	AUD	3,078	03/15/17	46
Citibank	USD	1,213	CAD	1,612	03/15/17	26
Citibank	USD	2,992	CAD	3,974	03/15/17	63
Citibank	USD	3,905	EUR	3,620	03/15/17	10
Citibank	USD	960	HKD	7,440	03/15/17	(1)
Citibank	USD	429	JPY	50,000	03/15/17	14
Citibank	USD	4,821	JPY	546,328	03/15/17	25
Citibank	CHF	3,414	USD	3,403	03/15/17	(55)
Citibank	GBP	3,022	USD	3,867	03/15/17	62
Citibank	JPY	180,300	USD	1,591	03/15/17	(8)
HSBC	USD	1,209	AUD	1,625	03/15/17	22
HSBC	USD	1,509	AUD	2,000	03/15/17	7
HSBC	USD	2,289	AUD	3,078	03/15/17	43
HSBC	USD	1,214	CAD	1,612	03/15/17	26
HSBC	USD	2,992	CAD	3,974	03/15/17	63
HSBC	USD	3,905	EUR	3,620	03/15/17	10
HSBC	USD	960	HKD	7,440	03/15/17	(1)
HSBC	USD	3,354	HKD	26,000	03/15/17	(1)
HSBC	USD	3,499	JPY	400,000	03/15/17	49
HSBC	USD	4,820	JPY	546,328	03/15/17	25
HSBC	AUD	2,000	USD	1,509	03/15/17	(7)
HSBC	CHF	3,414	USD	3,403	03/15/17	(55)
HSBC	EUR	1,000	USD	1,071	03/15/17	(10)

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 117

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Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	GBP	500	USD	618	03/15/17	(11)
HSBC	GBP	3,022	USD	3,866	03/15/17	61
HSBC	HKD	24,000	USD	3,096	03/15/17	1
HSBC	JPY	20,000	USD	170	03/15/17	(7)
HSBC	JPY	180,300	USD	1,591	03/15/17	(8)
HSBC	JPY	240,000	USD	2,099	03/15/17	(29)
National Australia Bank	USD	1,208	AUD	1,625	03/15/17	23
National Australia Bank	USD	2,289	AUD	3,078	03/15/17	43
National Australia Bank	USD	1,214	CAD	1,612	03/15/17	25
National Australia Bank	USD	2,993	CAD	3,974	03/15/17	63
National Australia Bank	USD	3,907	EUR	3,620	03/15/17	8
National Australia Bank	USD	960	HKD	7,440	03/15/17	(1)
National Australia Bank	USD	4,821	JPY	546,328	03/15/17	24
National Australia Bank	CHF	3,414	USD	3,403	03/15/17	(55)
National Australia Bank	GBP	3,022	USD	3,859	03/15/17	55
National Australia Bank	JPY	180,300	USD	1,591	03/15/17	(8)
Royal Bank of Canada	USD	1,209	AUD	1,625	03/15/17	22
Royal Bank of Canada	USD	2,290	AUD	3,078	03/15/17	42
Royal Bank of Canada	USD	89	CAD	120	03/15/17	4
Royal Bank of Canada	USD	1,214	CAD	1,612	03/15/17	26
Royal Bank of Canada	USD	2,992	CAD	3,974	03/15/17	64
Royal Bank of Canada	USD	3,906	EUR	3,620	03/15/17	9
Royal Bank of Canada	USD	960	HKD	7,440	03/15/17	(1)
Royal Bank of Canada	USD	4,821	JPY	546,328	03/15/17	25
Royal Bank of Canada	USD	103	NZD	150	03/15/17	7
Royal Bank of Canada	CHF	150	USD	147	03/15/17	(5)
Royal Bank of Canada	CHF	3,414	USD	3,402	03/15/17	(56)
Royal Bank of Canada	GBP	3,022	USD	3,865	03/15/17	61
Royal Bank of Canada	JPY	180,300	USD	1,591	03/15/17	(8)
Standard Chartered	USD	298	AUD	400	03/15/17	5
Standard Chartered	USD	1,209	AUD	1,625	03/15/17	22
Standard Chartered	USD	2,290	AUD	3,078	03/15/17	42
Standard Chartered	USD	1,214	CAD	1,612	03/15/17	26
Standard Chartered	USD	2,992	CAD	3,974	03/15/17	64
Standard Chartered	USD	3,906	EUR	3,620	03/15/17	9
Standard Chartered	USD	1,682	GBP	1,325	03/15/17	(14)
Standard Chartered	USD	258	HKD	2,000	03/15/17	—
Standard Chartered	USD	960	HKD	7,440	03/15/17	(1)
Standard Chartered	USD	1,710	JPY	200,000	03/15/17	65
Standard Chartered	USD	4,819	JPY	546,328	03/15/17	26
Standard Chartered	CHF	400	USD	399	03/15/17	(6)
Standard Chartered	CHF	3,414	USD	3,403	03/15/17	(55)
Standard Chartered	DKK	12,000	USD	1,723	03/15/17	(22)
Standard Chartered	EUR	150	USD	158	03/15/17	(5)
Standard Chartered	GBP	3,022	USD	3,867	03/15/17	62
Standard Chartered	JPY	40	USD	—	03/15/17	—
Standard Chartered	JPY	180,300	USD	1,590	03/15/17	(9)
State Street	USD	290	AUD	400	03/15/17	13
State Street	USD	374	BRL	1,170	02/01/17	(3)
State Street	USD	115	CAD	150	03/15/17	1
State Street	USD	—	CHF	—	02/01/17	—
State Street	USD	2,481	GBP	1,940	03/15/17	(38)
State Street	USD	307	KRW	356,589	02/01/17	—
State Street	USD	338	KRW	392,127	02/01/17	—
State Street	USD	353	KRW	409,384	02/01/17	—
State Street	USD	356	KRW	413,706	02/01/17	—
State Street	USD	817	KRW	948,023	02/01/17	(1)
State Street	USD	1,207	NZD	1,700	03/15/17	39

See accompanying notes which are an integral part of this quarterly report.

118 Russell Tax-Managed International Equity Fund

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Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	AUD	89	USD	68	02/01/17	—
State Street	BRL	201	USD	64	02/01/17	—
State Street	CAD	158	USD	122	02/01/17	—
State Street	CHF	100	USD	100	03/15/17	(2)
State Street	CZK	382	USD	15	02/01/17	—
State Street	DKK	80	USD	12	02/01/17	—
State Street	DKK	21,200	USD	3,073	03/15/17	(10)
State Street	EUR	299	USD	323	02/01/17	—
State Street	EUR	2,570	USD	2,771	03/15/17	(9)
State Street	GBP	348	USD	438	02/01/17	—
State Street	HKD	519	USD	67	02/01/17	—
State Street	HKD	24,000	USD	3,096	03/15/17	2
State Street	HUF	12,908	USD	45	02/01/17	—
State Street	IDR	54,060	USD	4	02/01/17	—
State Street	ILS	13	USD	3	02/01/17	—
State Street	JPY	51,390	USD	457	02/01/17	2
State Street	MXN	631	USD	30	02/01/17	—
State Street	NOK	125	USD	15	02/01/17	—
State Street	NOK	23,150	USD	2,761	03/15/17	(47)
State Street	NZD	17	USD	12	02/01/17	—
State Street	PHP	87	USD	2	02/01/17	—
State Street	SEK	893	USD	102	02/01/17	—
State Street	SEK	22,300	USD	2,456	03/15/17	(99)
State Street	SGD	39	USD	28	02/01/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						805

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$2,431	$—	$—	$—	$2,431
Australia	—	12,147	—	—	12,147
Austria	—	814	—	—	814
Belgium	—	4,095	—	—	4,095
Bermuda	999	546	—	—	1,545
Brazil	21,904	—	—	—	21,904
Canada	23,515	—	—	—	23,515
Cayman Islands	4,350	6,898	—	—	11,248
Chile	1,207	—	—	—	1,207
China	10,210	24,051	—	—	34,261
Curacao	—	61	—	—	61
Denmark	—	7,479	—	—	7,479
Egypt	—	538	—	—	538
Finland	—	2,442	—	—	2,442
France	168	50,264	—	—	50,432
Germany	—	24,834	—	—	24,834
Greece	—	1,115	—	—	1,115
Hong Kong	4,702	15,991	—	—	20,693
Hungary	—	1,867	—	—	1,867

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 119

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Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
India	9,358	5,760	—	—	15,118
Indonesia	—	2,377	—	—	2,377
Ireland	2,993	89	—	—	3,082
Isle of Man	—	293	—	—	293
Israel	—	1,531	—	—	1,531
Italy	—	8,978	—	—	8,978
Japan	—	79,561	—	—	79,561
Jersey	—	2,356	—	—	2,356
Kazakhstan	242	—	—	—	242
Luxembourg	591	1,778	—	—	2,369
Malaysia	—	240	—	—	240
Mexico	10,364	—	—	—	10,364
Netherlands	3,239	12,893	—	—	16,132
New Zealand	—	162	—	—	162
Norway	—	2,939	—	—	2,939
Peru	977	—	—	—	977
Philippines	—	765	—	—	765
Poland	—	131	—	—	131
Portugal	—	598	—	—	598
Russia	10,201	3,311	—	—	13,512
Singapore	—	7,002	—	—	7,002
South Africa	—	3,147	—	—	3,147
South Korea	2,652	38,228	—	—	40,880
Spain	—	4,615	—	—	4,615
Sweden	—	9,643	—	—	9,643
Switzerland	1,147	56,344	—	—	57,491
Taiwan	10,638	10,195	—	—	20,833
Thailand	—	2,081	—	—	2,081
Turkey	142	2,043	—	—	2,185
Ukraine	13	—	—	—	13
United Arab Emirates	—	3,020	—	—	3,020
United Kingdom	2,239	102,568	—	—	104,807
United States	6,654	369	—	—	7,023
Virgin Islands, British	249	—	—	—	249
Preferred Stocks	430	6,452	—	—	6,882
Short-Term Investments	—	—	—	34,432	34,432
Total Investments	131,615	522,611	—	34,432	688,658

Other Financial Instruments
Assets
Futures Contracts	1,785	—	—	—	1,785
Foreign Currency Exchange Contracts	3	1,478	—	—	1,481
Liabilities
Futures Contracts	(2,013)	—	—	—	(2,013)
Foreign Currency Exchange Contracts	(6)	(670)	—	—	(676)
Total Other Financial Instruments*	$(231)	$808	$—	$—	$577

See accompanying notes which are an integral part of this quarterly report.

120 Russell Tax-Managed International Equity Fund

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Russell Tax-Managed International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	91,675
Consumer Staples	53,168
Energy	49,291
Financial Services	148,654
Health Care	44,649
Materials and Processing	62,922
Producer Durables	90,233
Technology	71,928
Utilities	41,706
Short-Term Investments	34,432
Total Investments	688,658

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed International Equity Fund 121

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Long-Term Fixed Income Investments - 87.5%				Brazil - 2.3%
Argentina - 1.3%				Banco Nacional de Desenvolvimento
Argentine Bonos del Tesoro				Economico e Social
16.000% due 10/17/23	ARS	17,750	1,213	5.750% due 09/26/23 (Þ)		950	983
15.500% due 10/17/26	ARS	28,930	2,058	Brazil Letras do Tesouro Nacional
Argentine Republic Government				Series LTN
International Bond				0.010% due 10/01/18	BRL	2,950	795
7.500% due 04/22/26 (Þ)		2,636	2,752	Zero coupon due 01/01/19	BRL	19,440	5,107
6.875% due 01/26/27 (Þ)		3,000	2,970	11.363% due 01/01/20	BRL	13,480	3,200
7.820% due 12/31/33	EUR	4,679	5,075	Brazil Notas do Tesouro Nacional
7.825% due 12/15/35 (Ê)	EUR	60,000	6,056	Series NTNB
7.125% due 07/06/36 (Þ)		1,000	941	6.000% due 05/15/35	BRL	2,360	2,357
7.625% due 04/22/46 (Þ)		1,268	1,253	6.000% due 08/15/50	BRL	2,950	3,052
Series REGS				Series NTNF
7.500% due 04/22/26		500	522	10.000% due 01/01/21	BRL	12,890	4,055
YPF SA				10.000% due 01/01/23	BRL	18,830	5,825
8.750% due 04/04/24 (Þ)		2,000	2,160	10.000% due 01/01/25	BRL	15,560	4,767
			25,000	10.000% due 01/01/27	BRL	9,040	2,749
Australia - 0.1%				JBS USA LLC
Australia and New Zealand Banking				7.250% due 06/01/21 (Þ)		1,090	1,126
Group, Ltd.				5.875% due 07/15/24 (Þ)		120	124
1.658% due 09/23/19 (Ê)(Þ)		1,250	1,253	Letra do Tesouro Nacional Bills
FMG Resources Pty, Ltd. 1st Lien Term				Series LTN
Loan B				Zero coupon due 07/01/18	BRL	20,670	5,702
3.750% due 06/30/19		672	676	Marfrig Overseas, Ltd.
			1,929	Series REGS
Austria - 0.1%				9.500% due 05/04/20		1,800	1,856
Raiffeisen Bank International AG				Vale SA
6.000% due 10/16/23	EUR	400	476	5.625% due 09/11/42		4,800	4,389
RZB Finance Jersey IV, Ltd.							46,087
1.638% due 05/29/49 (Ê)(ƒ)	EUR	400	402	Canada - 2.6%
UNIQA Insurance Group AG				1011778 BC Unlimited Liability Co.
6.875% due 07/31/43	EUR	800	988	3.750% due 12/12/21 (Ê)		1,682	1,697
			1,866	Term Loan B2
Azerbaijan - 0.1%				4.625% due 01/15/22 (Þ)		905	929
State Oil Co. of the Azerbaijan Republic				Bank of Montreal
4.750% due 03/13/23		2,000	1,931	1.674% due 07/18/19 (Ê)		1,100	1,104
				Bank of Nova Scotia
Bahrain - 0.1%				Series YCD
Bahrain Government International Bond				1.727% due 03/28/18 (Ê)(~)		280	280
7.000% due 01/26/26 (Þ)		2,000	2,100	Bank of Nova Scotia (The)
				1.423% due 06/11/18 (Ê)		1,700	1,705
Belgium - 0.2%				Canadian Imperial Bank of Commerce
BNP Paribas Fortis SA				Series YCD
1.684% due 12/29/49	EUR	750	557	1.408% due 07/13/18 (Ê)		3,000	2,999
Ethias SA				Cascades, Inc.
5.000% due 01/14/26	EUR	1,000	1,030	5.750% due 07/15/23 (Þ)		1,245	1,259
Ontex Group NV				Cenovus Energy, Inc.
4.750% due 11/15/21 (Þ)	EUR	810	918	5.700% due 10/15/19		2,065	2,231
Series REGS				6.750% due 11/15/39		390	438
4.750% due 11/15/21	EUR	530	601	Cott Corp.
			3,106	5.500% due 07/01/24 (Þ)	EUR	800	913
Bermuda - 0.2%				Series REGS
Catlin Insurance Co., Ltd.				5.500% due 07/01/24	EUR	1,070	1,221
4.000% due 12/31/49 (Ê)(ƒ)(Þ)		440	393	Eldorado Gold Corp.
Weatherford International, Ltd.				6.125% due 12/15/20 (Þ)		1,260	1,288
9.625% due 03/01/19		1,950	2,096	First Quantum Minerals, Ltd.
7.750% due 06/15/21		625	645	7.250% due 05/15/22 (Þ)		1,695	1,729
4.500% due 04/15/22		95	85	Hudbay Minerals, Inc.
8.250% due 06/15/23		90	92	7.250% due 01/15/23 (Þ)		1,005	1,063
6.750% due 09/15/40		585	490	Kinross Gold Corp.
			3,801	5.950% due 03/15/24		1,265	1,327
				Lions Gate Entertainment Corp.

See accompanying notes which are an integral part of this quarterly report.

122 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
5.875% due 11/01/24 (Å)		132	134	4.500% due 08/13/23 (Þ)		1,000	1,056
MEG Energy Corp.				4.875% due 11/04/44 (Þ)		4,000	3,985
6.375% due 01/30/23 (Þ)		720	670	Series REGS
7.000% due 03/31/24 (Þ)		2,890	2,717	6.150% due 10/24/36		1,000	1,146
6.500% due 01/15/25 (Þ)		400	404				6,187
Mercer International, Inc.				China - 0.2%
7.000% due 12/01/19		1,680	1,741	China Evergrande Group
7.750% due 12/01/22		1,050	1,123	Series REGS
Mood Media Corp. Term Loan				8.750% due 10/30/18		4,500	4,645
7.000% due 05/01/19 (Ê)		1,707	1,673	Country Garden Holdings Co., Ltd.
Open Text Corp.				Series REGS
5.625% due 01/15/23 (Þ)		1,070	1,113	7.250% due 04/04/21		300	315
5.875% due 06/01/26 (Þ)		895	938				4,960
5.875% due 06/01/26 (Å)		297	311	Colombia - 1.3%
Parq Holdings, LP Term Loan				Colombia Government International
8.500% due 12/17/20 (Ê)		4,230	4,208	Bond
Precision Drilling Corp.				7.750% due 04/14/21	COP	4,905,000	1,757
6.500% due 12/15/21		1,165	1,197	4.000% due 02/26/24		1,000	1,016
7.750% due 12/15/23 (Þ)		70	76	3.875% due 04/25/27		300	294
Province of Ontario Canada				9.850% due 06/28/27	COP	2,077,000	875
3.000% due 07/16/18		1,000	1,022	10.375% due 01/28/33		514	753
1.650% due 09/27/19		600	597	7.375% due 09/18/37		3,000	3,720
Province of Quebec Canada				6.125% due 01/18/41		600	664
1.172% due 09/04/18 (Ê)		450	450	5.000% due 06/15/45		500	487
Ritchie Bros. Auctioneers, Inc.				Colombian TES
5.375% due 01/15/25 (Å)		358	366	Series B
Teck Resources, Ltd.				10.000% due 07/24/24	COP	8,868,000	3,613
3.750% due 02/01/23		1,000	971	7.500% due 08/26/26	COP	6,094,000	2,175
8.500% due 06/01/24 (Þ)		820	954	6.000% due 04/28/28	COP	14,023,000	4,435
6.125% due 10/01/35		1,300	1,329	Colombian Titulos de Tesoreria
6.000% due 08/15/40		455	456	Series B
Teine Energy, Ltd.				11.000% due 07/24/20	COP	8,365,000	3,255
6.875% due 09/30/22 (Þ)		1,210	1,260	7.000% due 05/04/22	COP	7,841,000	2,737
Toronto-Dominion Bank (The)				Ecopetrol SA
1.881% due 01/22/19 (Ê)		1,150	1,159	5.875% due 09/18/23		300	320
Trader Corp. Term Loan							26,101
5.000% due 08/09/23		1,000	1,010	Costa Rica - 0.3%
Valeant Pharmaceuticals International,				Costa Rica Government International
Inc.				Bond
5.625% due 12/01/21 (Þ)		3,535	2,793	4.375% due 04/30/25 (Þ)		2,044	1,875
5.875% due 05/15/23 (Þ)		930	708	7.000% due 04/04/44 (Þ)		3,000	2,887
Veresen Midstream, LP				Series REGS
5.250% due 03/31/22 (Ê)		995	1,006	4.250% due 01/26/23		1,000	947
			50,570				5,709
Cayman Islands - 0.4%				Croatia - 0.3%
Harbourview CLO VII, Ltd.				Croatia Government International Bond
Series 2014-7A Class E				6.000% due 01/26/24 (Þ)		2,200	2,408
6.039% due 11/18/26 (Å)(Ê)		946	889	Series REGS
Noble Holding International, Ltd.				6.625% due 07/14/20		1,200	1,312
4.900% due 08/01/20		149	149	6.000% due 01/26/24		2,000	2,189
8.200% due 04/01/45		775	718				5,909
Park Aerospace Holdings, Ltd.				Denmark - 0.0%
5.250% due 08/15/22 (Þ)		233	239
5.500% due 02/15/24 (Þ)		2,378	2,442	Danske Bank A/S
				4.570% due 12/29/49 (Ê)(ƒ)	DKK	4,000	582
Transocean, Inc.				Sparekassen Sjaelland-Fyn AS
6.000% due 03/15/18		1,560	1,593	10.835% due 09/29/49 (Å)(ƒ)	DKK	2,000	305
UPCB Finance IV, Ltd.
Series REGS							887
4.000% due 01/15/27	EUR	1,390	1,503	Dominican Republic - 0.5%
				Dominican Republic International Bond
			7,533	7.450% due 04/30/44 (Þ)		2,000	2,110
Chile - 0.3%				6.850% due 01/27/45 (Þ)		4,000	3,933
Corp. Nacional del Cobre de Chile

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 123

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series REGS				2.373% due 10/29/49 (Å)(Ê)(ƒ)	EUR	920	864
7.500% due 05/06/21		4,000	4,400	1.818% due 11/29/49 (Å)(Ê)(ƒ)	EUR	150	134
			10,443	Linxens France SA 2nd Lien Term Loan
Egypt - 0.4%				1.000% due 07/15/23 (v)		1,840	1,829
Egypt Government International Bond				Macif SA
5.875% due 06/11/25 (Þ)		500	460	1.671% due 04/29/49 (Å)(Ê)(ƒ)	EUR	685	598
6.875% due 04/30/40 (Þ)		8,000	7,097	Picard Groupe SAS
Series REGS				4.250% due 08/01/19 (Ê)(Þ)	EUR	1,550	1,690
6.875% due 04/30/40		1,000	887	Series REGS
			8,444	4.250% due 08/01/19 (Ê)	EUR	193	210
El Salvador - 0.4%				Rexel SA
El Salvador Government International				5.250% due 06/15/20 (Þ)		2,109	2,175
Bond				Sanofi
6.375% due 01/18/27 (Þ)		1,500	1,316	1.250% due 04/10/18		500	500
Series REGS				SFR Group SA
7.375% due 12/01/19		1,000	1,002	Series REGS
7.750% due 01/24/23		2,400	2,394	5.625% due 05/15/24	EUR	3,590	4,091
5.875% due 01/30/25		2,500	2,183	Societe Generale SA
7.650% due 06/15/35		498	438	6.750% due 04/07/49 (ƒ)	EUR	600	676
			7,333	1.749% due 12/29/49 (Å)(Ê)(ƒ)		800	780
Ethiopia - 0.0%				Series REGS
Ethiopia International Bond				7.375% due 12/29/49 (ƒ)		800	801
6.625% due 12/11/24 (Þ)		1,000	899	SPCM SA
				6.000% due 01/15/22 (Þ)		200	207
Finland - 0.0%				2.875% due 06/15/23 (Þ)	EUR	1,350	1,472
Nokia OYJ							37,534
6.625% due 05/15/39		500	524	Gabon - 0.0%
				Gabon Government International Bond
France - 1.9%				6.375% due 12/12/24 (Þ)		500	459
BNP Paribas SA
6.500% due 06/29/49 (ƒ)		1,500	1,517	Germany - 0.8%
6.125% due 12/29/49 (ƒ)	EUR	600	684	Capital Funding GmbH
BPCE SA				2.088% due 04/29/49 (Ê)(ƒ)	EUR	586	444
6.750% due 01/29/49		500	506	Deutsche Postbank Funding Trust III
6.750% due 01/29/49 (ƒ)		530	536	0.658% due 06/29/49 (Ê)(ƒ)	EUR	800	568
Credit Agricole SA				HT1 Funding GmbH
6.500% due 04/29/49 (ƒ)	EUR	900	1,020	6.352% due 07/29/49 (ƒ)	EUR	800	775
7.375% due 10/29/49 (ƒ)		1,000	1,016	Schaeffler Verwaltung Swei GmbH
Series REGS				3.250% due 09/15/23 (Þ)	EUR	1,815	2,009
6.637% due 05/29/49 (ƒ)		742	716	Techem Energy Metering Service GmbH
Credit Logement SA				& Co. KG
0.834% due 03/29/49 (Ê)(ƒ)	EUR	1,250	1,082	7.875% due 10/01/20 (Þ)	EUR	560	629
Crown European Holdings SA				Series REGS
Series REGS				7.875% due 10/01/20	EUR	2,120	2,379
4.000% due 07/15/22	EUR	1,420	1,685	Trionista TopCo GmbH
Elis SA				Series REGS
Series REGS				6.875% due 04/30/21	EUR	3,410	3,865
3.000% due 04/30/22	EUR	2,430	2,702	Unitymedia GmbH
Groupama SA				Series REGS
6.375% due 05/29/49 (ƒ)	EUR	800	837	3.750% due 01/15/27	EUR	1,815	1,859
				Unitymedia Hessen GmbH & Co. KG /
Holding Medi-Partenaires SAS				Unitymedia NRW GmbH
7.000% due 05/15/20 (Þ)	EUR	970	1,102	Series REGS
Series REGS				5.750% due 01/15/23	EUR	275	317
7.000% due 05/15/20	EUR	1,910	2,170	5.625% due 04/15/23	EUR	240	278
HomeVi SAS				4.000% due 01/15/25	EUR	2,420	2,710
Series REGS
6.875% due 08/15/21	EUR	2,680	3,074				15,833
Kerneos Corporate SAS				Ghana - 0.4%
5.750% due 03/01/21 (Þ)	EUR	1,060	1,182	Ghana Government Bond
Series REGS				Series 3YR
5.750% due 03/01/21	EUR	1,505	1,678	23.230% due 02/19/18	GHS	610	143
La Mondiale SAM				22.490% due 04/23/18	GHS	160	38
				23.470% due 05/21/18	GHS	660	157

See accompanying notes which are an integral part of this quarterly report.

124 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Ghana Government International Bond				Series REGS
7.875% due 08/07/23 (Þ)		4,000	3,905	5.250% due 10/24/42		2,350	2,159
8.125% due 01/18/26 (Þ)		700	683				36,883
10.750% due 10/14/30 (Þ)		1,250	1,473	Iraq - 0.2%
Series 2YR				Iraq International Bond
22.500% due 12/10/18	GHS	470	111	Series REGS
21.000% due 01/07/19	GHS	3,080	709	5.800% due 01/15/28		4,750	3,940
Series 5YR
19.040% due 09/24/18	GHS	50	11	Ireland - 0.8%
			7,230	Allied Irish Banks PLC
Greece - 0.2%				4.125% due 11/26/25	EUR	1,000	1,111
Hellenic Republic Government Bond				Ardagh Packaging Finance PLC /
4.750% due 04/17/19 (Þ)	EUR	1,100	1,093	Ardagh Holdings USA, Inc.
Series PSI				6.750% due 05/15/24 (Þ)	EUR	1,790	2,104
3.650% due 02/24/20	EUR	2,800	2,137	Series REGS
				6.750% due 05/15/24	EUR	1,365	1,604
			3,230	Bank of Ireland
Honduras - 0.2%				10.000% due 12/19/22	EUR	750	1,081
Honduras Government International				Endo, Ltd. / Endo Finance LLC / Endo
Bond				Finco, Inc.
Series REGS				6.000% due 07/15/23 (Þ)		1,325	1,130
8.750% due 12/16/20		2,342	2,622	Grifols Worldwide Operations, Ltd.
7.500% due 03/15/24		500	542	5.250% due 04/01/22		2,995	3,108
			3,164	Irish Life Assurance PLC
Hungary - 0.8%				5.250% due 12/29/49 (ƒ)	EUR	600	648
Hungary Government International Bond				Permanent TSB PLC
5.750% due 11/22/23		500	558	8.625% due 12/31/49 (ƒ)	EUR	200	211
5.375% due 03/25/24		650	713	Vimpel Communications Via VIP
7.625% due 03/29/41		6,500	9,059	Finance Ireland, Ltd. OJSC
Series 25/B				Series REGS
5.500% due 06/24/25	HUF	1,165,960	4,752	7.748% due 02/02/21		2,100	2,347
			15,082	Virgin Media Receivables Financing
Indonesia - 1.9%				Notes
Indonesia Government International				Series REGS
				5.500% due 09/15/24	GBP	600	762
Bond				Vnesheconombank Via VEB Finance
Series REGS
8.500% due 10/12/35		3,000	4,164	PLC
				Series REGS
7.750% due 01/17/38		500	663	6.902% due 07/09/20		1,500	1,631
Indonesia Treasury Bond
Series FR56							15,737
8.375% due 09/15/26	IDR	68,331,000	5,367	Israel - 0.2%
Series FR58				Israel Electric Corp., Ltd.
8.250% due 06/15/32	IDR	7,539,000	565	6.875% due 06/21/23 (Þ)		3,500	4,038
Series FR59
7.000% due 05/15/27	IDR	11,955,000	854	Italy - 1.1%
Series FR64				Assicurazioni Generali SpA
6.125% due 05/15/28	IDR	7,739,000	503	5.000% due 06/08/48	EUR	600	651
Series FR65				Banca Monte dei Paschi di Siena SpA
6.625% due 05/15/33	IDR	2,495,000	161	3.625% due 04/01/19	EUR	400	422
Series FR68				5.000% due 04/21/20	EUR	800	445
8.375% due 03/15/34	IDR	39,322,000	2,996	5.600% due 09/09/20	EUR	1,100	617
Series FR70				Banca Popolare di Milano Scarl
8.375% due 03/15/24	IDR	47,281,000	3,674	7.125% due 03/01/21	EUR	750	873
Series FR71				9.000% due 06/29/49 (ƒ)	EUR	1,400	1,531
9.000% due 03/15/29	IDR	69,797,000	5,645	Banco Popolare SC
Series FR73				6.000% due 11/05/20	EUR	700	791
8.750% due 05/15/31	IDR	37,638,000	2,964	Enel SpA
Pertamina Persero PT				6.500% due 01/10/74	EUR	2,725	3,166
Series REGS				Intesa Sanpaolo SpA
6.000% due 05/03/42		908	896	5.017% due 06/26/24 (Þ)		1,300	1,203
6.450% due 05/30/44		6,000	6,272	8.047% due 06/29/49 (ƒ)	EUR	300	345
Perusahaan Listrik Negara PT				7.750% due 07/29/49 (ƒ)	EUR	1,000	1,070
				7.000% due 12/29/49 (ƒ)	EUR	800	845

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 125

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Leonardo-Finmeccanica SpA				Altice Luxembourg SA
8.000% due 12/16/19	GBP	845	1,241	7.250% due 05/15/22 (Þ)	EUR	1,550	1,780
LKQ Italia Bondco SpA				Series REGS
3.875% due 04/01/24 (Þ)	EUR	1,160	1,322	7.250% due 05/15/22	EUR	730	838
Telecom Italia SpA				6.250% due 02/15/25	EUR	550	623
5.303% due 05/30/24 (Þ)		5,530	5,560	ArcelorMittal
UniCredit SpA				6.500% due 03/01/21		7,570	8,270
4.375% due 01/03/27	EUR	400	436	7.250% due 02/25/22		1,225	1,381
6.750% due 12/29/49 (ƒ)	EUR	400	403	8.000% due 10/15/39		975	1,085
UnipolSai SpA				7.750% due 03/01/41		650	707
5.750% due 12/31/49 (ƒ)	EUR	1,000	1,038	ARD Finance SA
			21,959	6.625% due 09/15/23 (Þ)	EUR	1,660	1,810
Ivory Coast - 0.1%				Auris Luxembourg II SA
Ivory Coast Government International				8.000% due 01/15/23 (Þ)	EUR	710	834
Bond				Series REGS
Series REGS				8.000% due 01/15/23	EUR	1,515	1,780
5.750% due 12/31/32		1,470	1,361	Camelot Finance SA
				7.875% due 10/15/24 (Þ)		1,420	1,502
Japan - 0.0%				Capsugel SA
SoftBank Group Corp.				7.000% due 05/15/19 (Þ)		2,426	2,438
4.500% due 04/15/20 (Þ)		890	912	Delta 2 Lux Sarl 2nd Lien Term Loan
				7.750% due 07/29/22 (Ê)		3,315	3,327
Jersey - 0.1%				Delta 2 Lux Sarl Term Loan B3
Lincoln Finance, Ltd.				4.750% due 07/30/21 (Ê)		3,250	3,266
Series REGS				Dufry Finance SCA
6.875% due 04/15/21	EUR	1,180	1,373	4.500% due 07/15/22 (Þ)	EUR	350	396
Main Capital Funding II, LP				4.500% due 08/01/23 (Þ)	EUR	870	1,004
5.750% due 12/29/49 (ƒ)	EUR	800	879	Evergreen Skills Lux Sarl
			2,252	5.750% due 04/28/21 (Ê)		960	873
Kazakhstan - 0.7%				9.250% due 04/28/22 (Ê)		3,850	2,785
KazMunayGas National Co. JSC				FAGE International SA/ FAGE USA
6.375% due 04/09/21 (Þ)		4,000	4,358	Dairy Industry, Inc.
6.000% due 11/07/44 (Þ)		3,000	2,701	5.625% due 08/15/26 (Þ)		1,430	1,449
Series REGS				Gazprom OAO Via Gaz Capital SA
7.000% due 05/05/20		4,145	4,554	9.250% due 04/23/19 (Þ)		1,000	1,134
5.750% due 04/30/43		2,000	1,953	Series REGS
6.000% due 11/07/44		1,000	900	9.250% due 04/23/19		1,250	1,418
			14,466	6.510% due 03/07/22		3,000	3,292
Kenya - 0.2%				8.625% due 04/28/34		2,000	2,575
Kenya Government International Bond				7.288% due 08/16/37		1,000	1,148
5.875% due 06/24/19 (Þ)		2,000	2,068	Hanesbrands Finance Luxembourg SCA
Series REGS				3.500% due 06/15/24 (Þ)	EUR	1,910	2,129
6.875% due 06/24/24		1,000	965	Intelsat Jackson Holdings SA
			3,033	7.250% due 10/15/20		255	200
Lebanon - 0.3%				7.500% due 04/01/21		1,105	856
Lebanon Government International Bond				8.000% due 02/15/24 (Þ)		1,000	1,037
Series GMTN				International Automotive Components
6.375% due 03/09/20		1,850	1,880	Group SA
Series REGS				9.125% due 06/01/18 (Å)		2,004	2,009
8.250% due 04/12/21		3,000	3,242	Mallinckrodt International Finance SA
			5,122	5.750% due 08/01/22 (Þ)		1,515	1,405
Luxembourg - 4.3%				5.625% due 10/15/23 (Þ)		450	399
Accudyne Industries Borrower /				5.625% due 10/15/23 (Å)		82	73
Accudyne Industries LLC				Matterhorn Telecom Holding SA
7.750% due 12/15/20 (Þ)		3,930	3,340	Series REGS
Altice Financing SA				4.875% due 05/01/23	EUR	945	1,042
7.500% due 05/15/26 (Þ)		285	301	Matterhorn Telecom SA
Series REGS				3.875% due 05/01/22 (Þ)	EUR	1,215	1,344
5.250% due 02/15/23 (Þ)	EUR	970	1,110	Series REGS
5.250% due 02/15/23	EUR	250	286	3.875% due 05/01/22	EUR	415	459
Altice Finco SA				Monitchem Holdco 2 SA
7.625% due 02/15/25 (Þ)		1,720	1,778	Series REGS
				6.875% due 06/15/22	EUR	920	955

See accompanying notes which are an integral part of this quarterly report.

126 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Nielsen Co. (Luxembourg) Sarl				5.750% due 03/05/26	MXN	86,610	3,696
5.000% due 02/01/25 (Þ)		2,175	2,161	7.750% due 05/29/31	MXN	12,344	587
SIG Combibloc Holdings SCA				7.750% due 11/13/42	MXN	49,020	2,287
7.750% due 02/15/23 (Þ)	EUR	1,845	2,139	Mexican Udibonos
Telecom Italia Capital SA				Series S
6.999% due 06/04/18		1,419	1,508	4.000% due 06/13/19	MXN	18,718	934
6.375% due 11/15/33		810	817	4.000% due 11/15/40	MXN	10,873	533
7.200% due 07/18/36		780	823	Mexico Government International Bond
7.721% due 06/04/38		810	891	5.550% due 01/21/45		1,500	1,534
Telenet Finance VI Luxembourg SCA				5.750% due 10/12/10		9,000	8,362
Series REGS				Petroleos Mexicanos
4.875% due 07/15/27	EUR	3,205	3,617	3.500% due 01/30/23		1,500	1,382
UniCredit International Bank				6.625% due 06/15/38		4,000	3,855
Luxembourg SA				6.500% due 06/02/41		5,650	5,252
8.125% due 12/29/49 (ƒ)	EUR	1,650	1,946	5.500% due 06/27/44		3,000	2,461
Wind Acquisition Finance SA				5.625% due 01/23/46		1,000	834
7.000% due 04/23/21 (Þ)	EUR	235	264	6.750% due 09/21/47		1,100	1,038
7.375% due 04/23/21 (Þ)		5,060	5,262	Series 14-2
Series REGS				7.470% due 11/12/26	MXN	5,330	210
7.000% due 04/23/21	EUR	205	230
Xefin Lux SCA							56,806
Series REGS				Mongolia - 0.4%
3.750% due 06/01/19 (Ê)	EUR	195	211	Mongolia Government International
				Bond
			84,307	10.875% due 04/06/21 (Þ)		2,850	3,006
Malaysia - 1.0%				5.125% due 12/05/22 (Þ)		300	260
Malaysia Government Bond				Series REGS
Series 0111				5.125% due 12/05/22		4,805	4,165
4.160% due 07/15/21	MYR	15,810	3,646
Series 0114							7,431
4.181% due 07/15/24	MYR	3,380	768	Morocco - 0.1%
Series 0115				Morocco Government International Bond
3.955% due 09/15/25	MYR	11,060	2,460	5.500% due 12/11/42 (Þ)		1,250	1,307

Series 0215				Mozambique - 0.0%
3.795% due 09/30/22	MYR	3,500	786
				Mozambique International Bond
Series 0310				10.500% due 01/18/23 (Þ)		1,033	620
4.498% due 04/15/30	MYR	9,605	2,162

Series 0311				Netherlands - 2.4%
4.392% due 04/15/26	MYR	2,900	661	ABN AMRO Bank NV
Series 0314				5.750% due 12/29/49 (ƒ)	EUR	600	666
4.048% due 09/30/21	MYR	12,419	2,849	Achmea BV
Series 0414				6.000% due 11/29/49 (ƒ)	EUR	1,000	1,113
3.654% due 10/31/19	MYR	14,740	3,348	Aegon NV
Series 0415				5.185% due 10/29/49 (ƒ)	NLG	1,000	353
4.254% due 05/31/35	MYR	8,910	1,912	Alcoa Nederland Holding BV
Series 0416				6.750% due 09/30/24 (Þ)		2,015	2,180
3.620% due 11/30/21	MYR	4,470	1,010	7.000% due 09/30/26 (Þ)		380	416
			19,602	ALPHA 3 BV
Mexico - 2.9%				6.250% due 02/01/25 (Þ)		147	147
America Movil SAB de CV				AP NMT Acquisition BV 1st Lien Term
6.000% due 06/09/19	MXN	5,210	240	Loan
Mexican Bonos				6.750% due 08/13/21 (Ê)		978	884
Series M 10				Atradius Finance BV
8.500% due 12/13/18	MXN	35,000	1,729	5.250% due 09/23/44	EUR	500	525
Series M 20				Darling Global Finance BV
10.000% due 12/05/24	MXN	84,735	4,700	4.750% due 05/30/22 (Þ)	EUR	2,310	2,649
7.500% due 06/03/27	MXN	53,096	2,531	Delta Lloyd NV
Series M 30				4.375% due 06/29/49 (ƒ)	EUR	1,000	1,042
10.000% due 11/20/36	MXN	61,705	3,542	Goodyear Dunlop Tires Europe BV
Series M				3.750% due 12/15/23 (Þ)	EUR	820	930
5.000% due 12/11/19	MXN	175,916	8,030	Series REGS
6.500% due 06/10/21	MXN	14,600	685	3.750% due 12/15/23	EUR	700	794
6.500% due 06/09/22	MXN	51,300	2,384	ING Groep NV
				6.500% due 12/29/49 (ƒ)		600	581

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 127

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
InterXion Holding NV				Panama Government International Bond
Series REGS				9.375% due 04/01/29		4,500	6,446
6.000% due 07/15/20	EUR	2,490	2,812	6.700% due 01/26/36		1,500	1,856
LGE HoldCo VI BV							8,302
Series REGS				Paraguay - 0.2%
7.125% due 05/15/24	EUR	100	123	Paraguay Government International
Lincoln Finance, Ltd.				Bond
6.875% due 04/15/21 (Þ)	EUR	620	721	6.100% due 08/11/44 (Þ)		3,551	3,597
Majapahit Holding BV
Series REGS				Peru - 0.7%
7.875% due 06/29/37		1,500	1,829	Peruvian Government International Bond
Marfrig Holdings Europe BV				6.350% due 08/12/28 (Þ)	PEN	9,866	3,041
Series REGS				8.750% due 11/21/33		3,000	4,447
6.875% due 06/24/19		2,000	2,089	Series REGS
NIBC Bank NV				6.950% due 08/12/31	PEN	9,900	3,162
7.625% due 10/29/49 (ƒ)		1,000	1,011	6.900% due 08/12/37	PEN	12,030	3,772
Petrobras Global Finance BV							14,422
4.375% due 05/20/23		2,900	2,675	Philippines - 0.2%
6.250% due 12/14/26	GBP	1,000	1,205	Philippine Government International
6.875% due 01/20/40		6,728	5,991	Bond
6.850% due 06/05/15		5,600	4,706	4.950% due 01/15/21	PHP	42,000	861
Playa Resorts Holding BV 1st Lien Term				9.500% due 02/02/30		1,200	1,892
Loan B				6.250% due 01/14/36	PHP	20,000	436
4.000% due 08/09/19 (Ê)		1,972	1,973
PortAventura Entertainment Barcelona							3,189
BV				Poland - 1.1%
5.311% due 12/01/19 (Ê)(Þ)	EUR	370	402	Poland Government International Bond
7.250% due 12/01/20 (Þ)	EUR	330	370	3.000% due 03/17/23		2,000	1,970
Series REGS				Series 0718
7.250% due 12/01/20	EUR	1,060	1,188	2.500% due 07/25/18	PLN	1,860	469
Republic of Angola Via Northern Lights				Series 0725
III BV				3.250% due 07/25/25	PLN	28,380	6,864
Series REGS				Series 0922
7.000% due 08/16/19		516	526	5.750% due 09/23/22	PLN	8,005	2,251
Srlev NV				Series 1018
9.000% due 04/15/41	EUR	1,000	1,192	0.010% due 10/25/18	PLN	21,620	5,217
Stichting AK Rabobank Certificaten				Series 1020
6.500% due 12/29/49	EUR	950	1,135	5.250% due 10/25/20	PLN	17,910	4,872
Telefonica Europe BV				Republic of Poland Government
6.500% due 12/31/49 (ƒ)	EUR	1,500	1,733	International Bond
VimpelCom Holdings BV				4.000% due 01/22/24		650	671
7.504% due 03/01/22 (Þ)		299	334				22,314
Ziggo Bond Finance BV				Portugal - 0.0%
4.625% due 01/15/25 (Þ)	EUR	1,580	1,787	GNB - Companhia de Seguros de Vida
Series REGS				SA
4.625% due 01/15/25	EUR	1,220	1,380	1.884% due 12/19/22 (Ê)	EUR	200	130
			47,462	3.486% due 12/29/49 (Ê)(ƒ)	EUR	130	56
Nigeria - 0.1%				Novo Banco SA
Nigeria Government International Bond				0.566% due 02/27/51	EUR	1,500	142
Series REGS							328
6.750% due 01/28/21		1,000	1,016	Romania - 0.2%
				Romania Government International Bond
Norway - 0.0%				Series 10YR
Storebrand Livsforsikring Group				5.950% due 06/11/21	RON	4,690	1,270
6.875% due 04/04/43	EUR	400	496	Series 10Y
				4.750% due 02/24/25	RON	2,035	521
Pakistan - 0.5%				Series 5Y
Pakistan Government International Bond				3.250% due 03/22/21	RON	7,580	1,854
8.250% due 04/15/24 (Þ)		4,050	4,491	Series REGS
Series REGS				6.750% due 02/07/22		1,000	1,142
7.875% due 03/31/36		6,000	5,874				4,787
			10,365	Russia - 0.8%
Panama - 0.4%				Russian Federal Bond - OFZ

See accompanying notes which are an integral part of this quarterly report.

128 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
Series 6211				8.000% due 02/17/26 (Þ)	EUR	400	451
7.000% due 01/25/23	RUB	127,368	2,024	Ibercaja Banco SA
Series 6212				5.000% due 07/28/25	EUR	700	751
7.050% due 01/19/28	RUB	270,640	4,157	Pastor Participaciones Preferentes SA
Series 6214				1.842% due 07/29/49 (Ê)(ƒ)	EUR	200	162
6.400% due 05/27/20	RUB	319,230	5,055	Popular Capital SA
Series 6215				6.000% due 10/29/49 (ƒ)	EUR	700	641
7.000% due 08/16/23	RUB	165,842	2,628	Santander Finance Capital SA
Series 6217				Series VII
7.500% due 08/18/21	RUB	123,690	2,020	2.000% due 03/29/49 (Å)(ƒ)		375	166
Russian Federation International Bond				Santander Perpetual SA
Series REGS				1.282% due 12/29/49 (Ê)(ƒ)	EUR	700	613
7.500% due 03/31/30		803	963	Santander Perpetual SAU
			16,847	Series REGS
Serbia - 0.4%				6.671% due 10/29/49 (Å)(ƒ)		170	167
Serbia Government International Bond							8,439
Series REGS				Sri Lanka - 0.5%
5.875% due 12/03/18		1,400	1,468	Sri Lanka Government International
7.250% due 09/28/21		5,000	5,637	Bond
			7,105	Series REGS
Singapore - 0.0%				5.875% due 07/25/22		9,600	9,618
UniCredit SpA				Sweden - 0.0%
5.500% due 07/30/23	SGD	635	422
				Swedbank AB
Slovenia - 0.1%				6.000% due 12/29/49 (ƒ)		800	806
Slovenia Government International Bond				Switzerland - 0.1%
5.250% due 02/18/24 (Þ)		1,500	1,658
				Credit Suisse Group AG
Series REGS				Series REGS
5.850% due 05/10/23		500	568	6.250% due 12/29/49 (ƒ)		800	789
			2,226	Matterhorn Telecom SA
South Africa - 1.8%				3.625% due 05/01/22 (Þ)	CHF	240	245
Eskom Holdings SOC, Ltd.							1,034
Series REGS				Thailand - 0.8%
5.750% due 01/26/21		5,800	5,778
Republic of South Africa Government				PTT Exploration & Production PCL
Bond				4.875% due 12/29/49 (ƒ)(Þ)		1,000	1,014
Series 2023				Thailand Government Bond
7.750% due 02/28/23	ZAR	82,810	5,947	3.875% due 06/13/19	THB	32,400	966
Series 2032				3.650% due 12/17/21	THB	255,370	7,742
8.250% due 03/31/32	ZAR	149,800	10,112	3.850% due 12/12/25	THB	157,270	4,857
Series 2048				3.580% due 12/17/27	THB	30,830	923
8.750% due 02/28/48	ZAR	31,590	2,150	4.875% due 06/22/29	THB	16,100	540
Series R186							16,042
10.500% due 12/21/26	ZAR	125,890	10,361	Turkey - 1.7%
Transnet SOC, Ltd.				Export Credit Bank of Turkey
9.500% due 05/13/21 (Þ)	ZAR	7,700	540	5.875% due 04/24/19 (Þ)		7,500	7,685
			34,888	Turkey Government International Bond
Spain - 0.4%				10.400% due 03/27/19	TRY	4,080	1,072
Banco Bilbao Vizcaya Argentaria SA				7.500% due 11/07/19		1,000	1,085
8.875% due 12/29/49 (ƒ)	EUR	400	466	7.000% due 06/05/20		2,000	2,156
Banco Popular Espanol SA				10.700% due 02/17/21	TRY	13,110	3,464
3.287% due 12/22/19 (Ê)	EUR	1,200	1,222	9.500% due 01/12/22	TRY	4,680	1,181
8.000% due 07/29/21 (Å)	EUR	600	644	7.100% due 03/08/23	TRY	16,680	3,705
11.500% due 10/29/49 (ƒ)	EUR	800	900	7.375% due 02/05/25		1,200	1,323
Banco Santander SA				8.000% due 03/12/25	TRY	33,380	7,546
6.250% due 03/12/49 (ƒ)	EUR	800	822	6.750% due 05/30/40		1,000	1,019
BBVA International Preferred SAU				6.625% due 02/17/45		4,000	4,032
5.919% due 04/29/49 (ƒ)		800	786				34,268
CaixaSabadell Preferentes SAU				Ukraine - 0.5%
Series B				Ukraine Government International Bond
1.623% due 07/29/49 (Å)(Ê)(ƒ)	EUR	800	648	7.750% due 09/01/22 (Þ)		783	748
Caja de Seguros Reunidos, Compania de
Seguros y Reaseguros, SA				7.750% due 09/01/23 (Þ)		3,069	2,904

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 129

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$		or Shares		$
7.750% due 09/01/24 (Þ)		2,960	2,770	Series REGS
7.750% due 09/01/25 (Þ)		1,160	1,079	6.125% due 09/15/22	GBP	1,400	1,877
Zero coupon due 05/31/40 (Þ)		6,195	1,830	Liverpool Victoria Friendly Society, Ltd.
Series GDP				6.500% due 05/22/43	GBP	500	615
Zero coupon due 05/31/40		3,000	886	Lloyds Bank PLC
			10,217	4.385% due 05/29/49 (ƒ)	EUR	600	694
United Kingdom - 3.6%				Series EMTn
AA Bond Co., Ltd.				13.000% due 01/29/49 (ƒ)	GBP	400	891
5.500% due 07/31/22 (Þ)	GBP	1,795	2,309	Lloyds Banking Group PLC
Aberdeen Asset Management PLC				6.413% due 01/29/49 (ƒ)(Þ)		400	430
7.000% due 03/29/49 (ƒ)		600	621	7.625% due 12/29/49 (ƒ)	GBP	600	802
Anglo American Capital PLC				Series REGS
1.750% due 04/03/18	EUR	825	904	6.657% due 01/29/49 (ƒ)		250	272
1.500% due 04/01/20	EUR	100	109	Merlin Entertainments PLC
3.625% due 05/14/20 (Þ)		1,950	1,965	2.750% due 03/15/22 (Þ)	EUR	680	767
3.500% due 03/28/22	EUR	825	964	Series REGS
3.250% due 04/03/23	EUR	450	518	2.750% due 03/15/22	EUR	1,780	2,008
Arqiva Broadcast Finance PLC				Moto Finance PLC
9.500% due 03/31/20 (Þ)	GBP	1,270	1,694	6.375% due 09/01/20 (Þ)	GBP	1,350	1,756
Series REGS				Old Mutual PLC
9.500% due 03/31/20	GBP	925	1,233	7.875% due 11/03/25	GBP	600	885
Barclays Bank PLC				Pension Insurance Corp. PLC
5.330% due 03/29/49 (ƒ)	GBP	100	112	6.500% due 07/03/24	GBP	300	370
6.000% due 06/29/49 (ƒ)	GBP	400	485	Petrobras Global Finance BV
				5.375% due 10/01/29	GBP	1,000	1,073
6.278% due 12/29/49 (ƒ)		1,185	1,250	6.625% due 01/16/34	GBP	500	566
Barclays PLC				Privatbank CJSC Via UK SPV Credit
8.000% due 12/15/49 (ƒ)	EUR	600	699	Finance PLC
Boparan Finance PLC				10.250% due 01/23/18		1,240	360
Series REGS				Royal Bank of Scotland Group PLC
4.375% due 07/15/21	EUR	320	342	6.666% due 04/29/49 (ƒ)	CAD	600	485
5.500% due 07/15/21	GBP	815	1,002	7.648% due 09/30/49 (ƒ)		1,450	1,676
Coventry Building Society				5.500% due 11/29/49 (ƒ)	EUR	800	842
6.375% due 12/29/49 (ƒ)	GBP	500	617	Series REGS
CPUK Finance, Ltd.				6.990% due 10/29/49 (ƒ)		1,000	1,100
7.000% due 08/28/20 (Þ)	GBP	1,710	2,275	Skipton Building Society
CYBG PLC				6.875% due 04/29/49 (Å)(ƒ)	GBP	262	310
5.000% due 02/09/26	GBP	400	488	Standard Chartered PLC
Ensco PLC				7.014% due 12/30/49 (ƒ)(Þ)		715	753
8.000% due 01/31/24 (Þ)		708	735	Series REGS
Ephios Holdco II PLC				7.750% due 12/29/49 (ƒ)		1,200	1,195
8.250% due 07/01/23 (Þ)	EUR	900	1,073	Synlab Bondco PLC
HBOS Capital Funding, LP				6.250% due 07/01/22 (Þ)	EUR	1,050	1,233
6.850% due 03/29/49 (ƒ)		1,100	1,116
Hyperion Insurance Group, Ltd. Term				Synlab Unsecured Bondco PLC
Loan B				8.250% due 07/01/23 (Þ)	EUR	460	549
5.500% due 04/30/22 (Ê)		1,236	1,237	TA MFG., Ltd.
Iceland Bondco PLC				3.625% due 04/15/23 (Þ)	EUR	1,665	1,837
Series REGS				Tesco Corporate Treasury Services PLC
6.250% due 07/15/21	GBP	1,255	1,630	2.500% due 07/01/24	EUR	855	946
Ineos Finance PLC				Tesco PLC
4.000% due 05/01/23 (Þ)	EUR	2,130	2,391	5.000% due 03/24/23	GBP	1,015	1,391
Inmarsat Finance PLC				6.150% due 11/15/37 (Þ)		975	967
6.500% due 10/01/24 (Þ)		2,060	2,115	TSB Banking Group PLC
Inovyn Finance PLC				5.750% due 05/06/26	GBP	500	658
6.250% due 05/15/21 (Þ)	EUR	895	1,026	Tullow Oil PLC
Intermediate Capital Group PLC				6.000% due 11/01/20 (Þ)		1,810	1,715
5.000% due 03/24/23	GBP	685	888	Ukreximbank Via Biz Finance PLC
International Personal Finance PLC				Series REGS
5.750% due 04/07/21	EUR	600	508	9.750% due 01/22/25		600	576
Iron Mountain Europe PLC				Virgin Media Finance PLC
6.125% due 09/15/22 (Þ)	GBP	1,015	1,361	4.875% due 02/15/22		1,000	890
				Virgin Media Investment Holdings, Ltd.
				Term Loan I

See accompanying notes which are an integral part of this quarterly report.

130 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
	or Shares		$		or Shares	$
3.517% due 01/31/25		500	503	American Builders & Contractors Supply
Virgin Media Secured Finance PLC				Co., Inc.
Series REGS				5.625% due 04/15/21 (Þ)	1,820	1,872
6.000% due 04/15/21	GBP	163	213	American Express Credit Account
5.500% due 01/15/25	GBP	2,183	2,859	Master Trust
Vue International Bidco PLC				Series 2008-2 Class A
7.875% due 07/15/20 (Þ)	GBP	160	209	1.457% due 09/15/20 (Ê)	2,205	2,230
Series REGS				Series 2014-3 Class A
7.875% due 07/15/20	GBP	2,050	2,679	1.490% due 04/15/20	1,000	1,002
Worldpay Finance PLC				American Tire Distributors, Inc.
3.750% due 11/15/22 (Þ)	EUR	2,100	2,408	10.250% due 03/01/22 (Þ)	6,950	6,759
				AmeriGas Finance LLC / AmeriGas
			71,027	Finance Corp.
United States - 40.2%				7.000% due 05/20/22	491	515
1MDB Global Investments, Ltd.				Amerigas Partners LP / Amerigas
Series REGS				Finance Corp.
4.400% due 03/09/23		5,500	5,083	5.500% due 05/20/25	585	600
99 Cents Only Stores LLC Term Loan B2				AmeriGas Partners, LP / AmeriGas
4.500% due 01/13/19 (Ê)		1,302	1,105	Finance Corp.
ABG Intermediate Holdings 2 LLC				5.625% due 05/20/24	1,535	1,593
9.500% due 05/27/22 (Ê)		493	497	Amsurg Corp.
ABG Intermediate Holdings 2, LLC 1st				5.625% due 07/15/22	1,520	1,566
Lien Term Loan				Ancestry.com Operations, Inc. 1st Lien
5.500% due 05/27/21 (Ê)		1,255	1,265	Term Loan
Acadia Healthcare Co., Inc.				5.250% due 10/19/23 (Ê)	818	827
5.625% due 02/15/23		1,845	1,873	Anheuser-Busch InBev Finance, Inc.
6.500% due 03/01/24		1,430	1,485	1.434% due 02/01/19 (Ê)	1,385	1,388
Accuvant, Inc. 2nd Lien Term Loan B				Antero Midstream Partners LP / Antero
10.000% due 01/28/23 (Ê)		4,270	4,266	Midstream Finance Corp.
Active Network, Inc. 1st Lien Term Loan				5.375% due 09/15/24 (Þ)	185	189
6.000% due 11/15/20		926	924	Antero Resources Corp.
ADT Corp. (The)				5.125% due 12/01/22	880	887
3.500% due 07/15/22		810	765	AP Gaming I LLC 1st Lien Term Loan B
4.125% due 06/15/23		745	711	9.250% due 12/20/20 (Ê)	491	491
Advanced Disposal Services, Inc. Term				Apex Tool Group LLC
Loan B3				7.000% due 02/01/21 (Þ)	1,690	1,563
3.500% due 11/10/23 (Ê)		740	747	Apple, Inc.
AECOM				1.285% due 05/03/18 (Ê)	1,437	1,441
5.750% due 10/15/22		1,325	1,396	1.334% due 05/06/19 (Ê)	1,500	1,509
AES Corp.				Arbor Pharmaceuticals, Inc. Term Loan
6.000% due 05/15/26		1,850	1,915	B
Albertsons Cos. LLC / Safeway, Inc. /				6.000% due 06/28/23	1,242	1,259
New Albertson's Inc / Albertson's				Arconic, Inc.
LLC				6.750% due 07/15/18	1,950	2,072
6.625% due 06/15/24 (Þ)		1,435	1,496	5.400% due 04/15/21	975	1,038
5.750% due 03/15/25 (Þ)		1,635	1,625	5.900% due 02/01/27	650	692
Alcatel-Lucent USA, Inc.				5.950% due 02/01/37	650	649
6.450% due 03/15/29		1,300	1,356	Arctic Glacier USA, Inc. 1st Lien Term
Allegheny Technologies, Inc.				Loan
5.950% due 01/15/21		875	862	6.000% due 05/13/19 (Ê)	1,222	1,221
Alliant Holdings Intermediate LLC				AssuredPartners, Inc. Term Loan B
8.250% due 08/01/23 (Þ)		5,720	6,042	5.250% due 10/21/22 (Ê)	336	340
Alliant Holdings Intermediate LLC 1st				Asurion LLC
Lien Term Loan B2				4.784% due 11/01/23 (Ê)	748	755
5.253% due 08/14/22 (Ê)		373	375	Asurion LLC Term Loan B
Ally Financial, Inc.				5.000% due 08/04/22 (Ê)	487	492
8.000% due 11/01/31		910	1,081	AT&T, Inc.
Alvogen Pharmaceutical US, Inc. Term				5.600% due 05/15/18	440	461
Loan				1.847% due 11/27/18 (Ê)	500	503
6.000% due 04/02/22 (Ê)		525	513	Atotech BV Term Loan B1
American Airlines, Inc. Term Loan				1.000% due 01/24/24 (v)	625	628
3.276% due 05/21/20 (Ê)		1,975	1,985	Avantor Performance Materials Holdings,
American Airlines, Inc. Term Loan B				Inc. 1st Lien Term Loan
3.276% due 04/28/23 (Ê)		500	503	6.000% due 06/21/22 (Ê)	298	302

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 131

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Avaya, Inc. Term Loan B7			7.250% due 11/01/24 (Þ)	475	495
6.282% due 05/29/20 (Ê)	2,478	2,050	CBS Radio, Inc. Term Loan B
Avis Budget Car Rental LLC / Avis			4.500% due 10/17/23 (Ê)	528	533
Budget Finance, Inc.			CCO Holdings LLC / CCO Holdings
6.375% due 04/01/24 (Å)	475	467	Capital Corp.
Avolon Holdings, Ltd. Term Loan B			5.875% due 04/01/24 (Þ)	2,000	2,146
1.000% due 01/13/22 (v)	500	506	Cedar Fair, LP / Canada's Wonderland
Avon Products, Inc.			Co. / Magnum Management Corp.
6.500% due 03/01/19	910	957	5.375% due 06/01/24	1,045	1,076
Axalta Coating Systems LLC			Cengage Learning, Inc. Term Loan B
4.250% due 08/15/24 (Þ)	1,790	2,049	5.250% due 06/07/23 (Ê)	2,069	1,922
Bass Pro Group LLC Term Loan B			Centene Corp.
5.970% due 11/14/23	900	871	6.125% due 02/15/24	450	478
BayernLB Capital Trust I			4.750% due 01/15/25 (Þ)	180	178
Series REGS			4.750% due 01/15/25 (Å)	138	136
6.203% due 05/29/49 (ƒ)	800	795	Century Aluminum Co.
BBB Industries US Holdings, Inc. 2nd			7.500% due 06/01/21 (Å)	10,395	10,473
Lien Term Loan			CenturyLink, Inc.
9.750% due 11/03/22 (Ê)	1,000	967	5.625% due 04/01/25	730	693
BCD Acquisition, Inc.			Series G
9.625% due 09/15/23 (Þ)	1,430	1,530	6.875% due 01/15/28	650	606
Belden, Inc.			Series T
5.500% due 04/15/23 (Þ)	105	121	5.800% due 03/15/22	550	566
Series REGS			Series W
5.500% due 04/15/23	1,475	1,694	6.750% due 12/01/23	3,950	4,064
Berry Plastics Group, Inc. Term Loan I			Series Y
3.750% due 10/03/22	750	754	7.500% due 04/01/24	530	561
BioScrip, Inc.			CF Industries, Inc.
6.500% due 07/31/20 (Ê)	3,912	3,736	3.450% due 06/01/23	1,785	1,673
BJ's Wholesale Club, Inc. 2nd Lien Term			CH Hold Corp. 1st Lien Term Loan
Loan			1.000% due 01/18/24 (v)	455	458
1.000% due 01/26/25 (v)	1,900	1,918	CH Hold Corp. 2nd Lien Term Loan
BlueLine Rental Finance Corp.			1.000% due 01/18/25 (v)	250	252
7.000% due 02/01/19 (Þ)	2,270	2,242
BMC Software Finance, Inc. 1st Lien			CH Hold Corp. Term Loan B
			1.000% due 01/18/24 (v)	45	46
Term Loan B			Charcoal Holdings LLC 1st Lien Term
5.000% due 09/10/20 (Ê)	500	499	Loan
BMW US Capital LLC			0.057% due 07/03/23	998	1,007
1.500% due 04/11/19 (Þ)	2,655	2,635	Charming Charlie LLC Term Loan B
BMW Vehicle Owner Trust			9.000% due 12/24/19 (Ê)	793	397
Series 2014-A Class A3			Charter Communications LLC Term
0.970% due 11/26/18	625	624	Loan H
Boyd Gaming Corp.			2.780% due 01/15/22	1,496	1,497
6.375% due 04/01/26 (Þ)	1,555	1,668	Chase Issuance Trust
Brazil Loan Trust 1			Series 2013-A7 Class A
5.477% due 07/24/23 (Þ)	1,802	1,809	0.617% due 09/15/20 (Ê)	1,595	1,600
Brickman Group, Ltd. LLC (The) 1st			Series 2014-A6 Class A6
Lien Term Loan B			1.260% due 07/15/19	400	400
4.000% due 12/18/20 (Ê)	1,960	1,966	Checkout Holding Corp. 1st Lien Term
Brinker International, Inc.			Loan B
3.875% due 05/15/23	900	846	4.500% due 04/09/21 (Ê)	1,950	1,711
BWAY Holding Co. 1st Lien Term Loan			Checkout Holding Corp. 2nd Lien Term
B			Loan
4.750% due 08/14/23 (Ê)	463	466	7.750% due 04/09/22 (Ê)	750	510
Caesars Entertainment Corp. 1st Lien			Chemours Co. 1st Lien Term Loan B
Term Loan B			3.780% due 05/12/22 (Ê)	500	498
7.000% due 10/11/20 (Ê)	3,683	3,715	Cheniere Corpus Christi Holdings LLC
Cast & Crew Payroll LLC			7.000% due 06/30/24 (Þ)	4,780	5,336
8.750% due 08/03/23 (Ê)	250	246	5.875% due 03/31/25 (Þ)	1,295	1,369
Cast & Crew Payroll LLC Term Loan B			Chesapeake Energy Corp.
8.750% due 08/03/22 (Ê)	746	746	4.875% due 04/15/22	170	158
Catalent Pharma Solutions, Inc.			Chevron Corp.
4.750% due 12/15/24 (Þ)	1,920	2,172	1.411% due 05/16/18 (Ê)	1,500	1,507
CBS Radio, Inc.			2.100% due 05/16/21	900	891

See accompanying notes which are an integral part of this quarterly report.

132 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
China Evergrande Group			6.375% due 06/17/20 (Ê)	244	243
12.000% due 02/17/20	500	558	CoreCivic, Inc.
Chrysler Group LLC 1st Lien Term			4.625% due 05/01/23	1,960	1,950
Loan B			Cortes NP Acquisition Corporation Term
3.250% due 12/31/18 (Ê)	1,500	1,501	Loan B
CHS/Community Health Systems, Inc.			6.000% due 11/30/23 (Ê)	1,250	1,256
6.875% due 02/01/22	1,355	986	County of Montgomery Ohio Revenue
CHS/Community Health Systems, Inc.			Bonds
1st Lien Term Loan F			0.590% due 11/15/39 (Ê)	3,000	3,000
3.924% due 12/31/18 (Ê)	849	838	Covanta Holding Corp.
CHS/Community Health Systems, Inc.			6.375% due 10/01/22	2,470	2,547
1st Lien Term Loan G			CPI Acquisition, Inc. Term Loan B
3.750% due 12/31/19 (Ê)	1,714	1,626	5.500% due 08/17/22 (Ê)	680	614
Churchill Downs, Inc.			CPI Buyer, LLC 2nd Lien Term Loan
5.375% due 12/15/21	1,190	1,235	8.500% due 08/18/22 (Å)(Ê)	3,150	2,929
Ciena Corp. Term Loan B			CPM Holdings, Inc. 2nd Lien Term Loan
4.250% due 04/25/21 (Ê)	498	499	10.250% due 02/12/22 (Å)	3,070	3,062
Cision, Inc. Term Loan B			Crown Americas LLC / Crown Capital
7.000% due 05/12/23	1,493	1,490	Corp.
CITGO Petroleum Corp.			4.250% due 09/30/26 (Þ)	475	454
6.250% due 08/15/22 (Þ)	1,195	1,237	CSC Holdings LLC
Citibank Credit Card Issuance Trust			5.250% due 06/01/24	75	75
Series 2007-A8 Class A8			5.500% due 04/15/27 (Þ)	850	863
5.650% due 09/20/19	250	257	5.500% due 04/15/27 (Å)	1,000	1,015
Series 2014-A2 Class A2			CSC Holdings LLC Term Loan B
1.020% due 02/22/19	2,600	2,600	3.876% due 10/31/24 (Ê)	492	495
Citigroup, Inc.			CSRA, Inc. 1st Lien Term Loan B
1.727% due 04/27/18 (Ê)	2,479	2,488	3.750% due 10/29/22 (Ê)	311	313
CityCenter Holdings, LLC 1st Lien Term			Cvent, Inc. 1st Lien Term Loan B
Loan B			6.000% due 11/29/23 (Ê)	500	505
5.000% due 10/16/20 (Ê)	200	202	DaVita, Inc.
Clear Channel Worldwide Holdings, Inc.			5.125% due 07/15/24	1,535	1,516
Series A			DBP Holding Corp.
7.625% due 03/15/20	3,690	3,589	7.750% due 10/15/20 (Þ)	2,160	1,490
6.500% due 11/15/22	4,550	4,591	DCP Midstream LLC
Series B			5.350% due 03/15/20 (Þ)	905	950
7.625% due 03/15/20	4,150	4,160	DCP Midstream Operating, LP
Cleaver-Brooks, Inc.			3.875% due 03/15/23	1,040	1,004
8.750% due 12/15/19 (Þ)	4,720	4,938	5.600% due 04/01/44	325	295
Cliffs Natural Resources, Inc.			Dell International LLC Term Loan B
4.875% due 04/01/21	975	916	4.000% due 09/07/23 (Ê)	2,494	2,504
Cloud Crane LLC			Dell, Inc.
10.125% due 08/01/24 (Þ)	800	880	5.875% due 06/15/19	700	746
Commercial Barge Line Co. 1st Lien
Term Loan B			7.100% due 04/15/28	1,365	1,426
9.750% due 11/12/20 (Ê)	857	811	Denbury Resources, Inc.
CommScope, Inc.			9.000% due 05/15/21 (Þ)	60	66
5.000% due 06/15/21 (Þ)	1,410	1,447	5.500% due 05/01/22	965	827
5.500% due 06/15/24 (Þ)	720	742	4.625% due 07/15/23	680	543
Community Health Systems, Inc.			Deutsche Bank Capital Finance Trust I
4.000% due 01/27/21 (Ê)	482	456	1.750% due 06/27/35 (Ê)(ƒ)	327	274
Conduent Finance, Inc. / Xerox Business			Deutsche Postbank Funding Trust IV
Services LLC			5.983% due 06/29/49 (ƒ)	1,000	1,061
10.500% due 12/15/24 (Þ)	3,710	4,178	Diamond 1 Finance Corp. / Diamond 2
Constellation Brands, Inc. Term Loan B			Finance Corp
0.047% due 11/14/23	125	126	5.875% due 06/15/21 (Å)	177	187
Constellis Holdings LLC / Constellis			5.450% due 06/15/23 (Þ)	1,795	1,928
Finance Corp.			7.125% due 06/15/24 (Å)	126	138
9.750% due 05/15/20 (Å)	500	532	Diamond Offshore Drilling, Inc.
Continental Resources, Inc.			5.875% due 05/01/19	1,072	1,115
5.000% due 09/15/22	490	500	4.875% due 11/01/43	815	601
3.800% due 06/01/24	910	850	DigitalGlobe, Inc. 1st Lien Term Loan B
ConvergeOne Holdings Corp. 1st Lien			3.530% due 12/22/23 (Ê)	2,000	2,012
Term Loan			DISH DBS Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 133

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.875% due 11/15/24	915	925	Fairmount Santrol, Inc. 1st Lien Term
7.750% due 07/01/26	685	767	Loan B2
Dresdner Funding Trust I			4.500% due 09/05/19 (Ê)	3,391	3,308
8.151% due 06/30/31 (Þ)	625	723	FBM Finance, Inc.
Series REGS			8.250% due 08/15/21 (Þ)	5,000	5,338
8.151% due 06/30/31	400	461	Fieldwood Energy LLC 1st Lien Term
Dynegy, Inc.			Loan
6.750% due 11/01/19	1,910	1,960	8.375% due 09/30/20 (Ê)	1,240	1,108
EagleView Technology Corp. 1st Lien			Fieldwood Energy LLC 2nd Lien Term
Term Loan			Loan
5.280% due 07/15/22 (Ê)	125	125	8.375% due 09/30/20 (Ê)	555	436
EagleView Technology Corp. 2nd Lien			First Data Corp.
Term Loan			7.000% due 12/01/23 (Þ)	7,575	8,033
9.250% due 09/28/23 (Ê)	375	372	5.750% due 01/15/24 (Þ)	1,020	1,052
Eastman Kodak Co. Term Loan			First Data Corp. Term Loan
7.250% due 09/03/19 (Ê)	984	986	3.775% due 07/10/22 (Ê)	2,104	2,118
Education Management LLC Term Loan			First Quality Finance Co., Inc.
B			4.625% due 05/15/21 (Þ)	1,225	1,220
8.500% due 07/02/20	303	21	FirstEnergy Solutions Corp.
Embarq Corp.			6.050% due 08/15/21	1,300	539
7.995% due 06/01/36	1,300	1,261	Focus Brands, Inc. 1st Lien Term Loan
EMC Corp.			5.000% due 10/03/23 (Ê)	1,153	1,170
1.875% due 06/01/18	650	647	Ford Credit Auto Owner Trust
2.650% due 06/01/20	1,450	1,406	Series 2014-A Class A3
3.375% due 06/01/23	1,105	1,037	0.790% due 05/15/18	51	51
Emerald 3, Ltd. 2nd Lien Term Loan			Series 2015-A Class A3
8.000% due 05/09/22	800	732	1.280% due 09/15/19	1,618	1,618
Emerald US, Inc. Term Loan B1			Series 2015-B Class A3
5.000% due 05/09/21	1,000	915	1.160% due 11/15/19	919	918
Endo Finance LLC			Foresight Energy LLC / Foresight Energy
5.750% due 01/15/22 (Þ)	765	667	Finance Corp.
Endo Finance LLC / Endo Finco, Inc.			10.000% due 08/15/21 (Þ)	8,457	8,626
5.375% due 01/15/23 (Þ)	65	54	Forum Energy Technologies, Inc.
Energizer Holdings, Inc.			6.250% due 10/01/21	1,870	1,889
5.500% due 06/15/25 (Þ)	895	911	FPC Holdings, Inc. 1st Lien Term Loan
Energy Transfer Equity, LP			5.250% due 11/27/19 (Ê)	2,121	2,016
5.875% due 01/15/24	125	133	FPC Holdings, Inc. 2nd Lien Term Loan
EnergySolutions LLC 1st Lien Term			9.250% due 05/27/20 (Å)(Ê)	2,000	1,755
Loan B			Freeport-McMoRan, Inc.
6.750% due 05/29/20 (Ê)	1,693	1,706	3.550% due 03/01/22	1,300	1,215
EnLink Midstream Partners, LP			3.875% due 03/15/23	1,300	1,199
4.150% due 06/01/25	975	958	4.550% due 11/14/24	1,050	984
5.050% due 04/01/45	690	634	5.450% due 03/15/43	1,160	998
Envision Healthcare Corp.			Frontier Communications Corp.
5.125% due 07/01/22 (Þ)	1,350	1,374	7.125% due 01/15/23	100	89
6.250% due 12/01/24 (Å)	398	419	7.625% due 04/15/24	975	860
Envision Healthcare Corp. Term Loan B			9.000% due 08/15/31	975	841
4.000% due 11/17/23 (Ê)	1,000	1,010	FullBeauty Brands Holding Corp. 2nd
Enviva Partners, LP / Enviva Partners			Lien Term Loan
Finance Corp.			10.000% due 09/22/23	500	333
8.500% due 11/01/21 (Þ)	1,600	1,716	FullBeauty Brands Holdings Corp.
ESH Hospitality, Inc.			5.750% due 10/14/22 (Ê)	744	625
5.250% due 05/01/25 (Þ)	1,200	1,204	Gates Global LLC / Gates Global Co.
ESH Hospitality, Inc. Term Loan B			6.000% due 07/15/22	1,330	1,312
3.750% due 08/30/23 (Ê)	1,496	1,502	General Mills, Inc.
Eskom Holdings SOC, Ltd.			6.590% due 10/15/18	2,000	2,162
Series REGS			Genesys Telecommunications
6.750% due 08/06/23	1,000	1,010	Laboratories, Inc. Term Loan B
7.125% due 02/11/25	6,100	6,164	1.000% due 11/17/23 (v)	1,165	1,175
Extraction Oil & Gas Holdings LLC /			Genesys Telecommunications
Extraction Finance Corp.			Laboratories, Inc./Greeneden Lux 3
7.875% due 07/15/21 (Þ)	570	610	Sarl
Exxon Mobil Corp.			10.000% due 11/30/24 (Å)	549	593
0.981% due 03/01/18 (Ê)	2,000	2,001	GENEX Services, Inc.

See accompanying notes which are an integral part of this quarterly report.

134 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
8.750% due 05/30/22 (Ê)	250	240	Series 2014-2 Class A3
GENEX Services, Inc. Term Loan			0.770% due 03/19/18	259	259
5.250% due 05/30/21 (Ê)	480	483	Series 2016-2 Class A2
Genow, a QoL Healthcare Co. LLC 2nd			1.130% due 09/17/18	400	400
Lien Term Loan			Series 2016-4 Class A2
1.000% due 10/28/24 (v)(Ê)	1,270	1,283	1.040% due 04/18/19	1,000	997
Genworth Holdings, Inc.			Howard University
7.200% due 02/15/21	910	842	1.035% due 08/01/31 (Ê)	1,000	1,000
7.625% due 09/24/21	1,040	959	HRG Group, Inc.
GEO Group, Inc. (The)			7.750% due 01/15/22	13,573	14,269
5.125% due 04/01/23	930	914	HUB International, Ltd.
6.000% due 04/15/26	495	499	9.250% due 02/15/21 (Þ)	4,600	4,755
Getty Images, Inc. 1st Lien Term Loan B			7.875% due 10/01/21 (Þ)	1,400	1,466
4.750% due 10/18/19 (Ê)	1,466	1,265	Hughes Satellite Systems Corp.
Goldcup Merger Sub, Inc.			5.250% due 08/01/26 (Þ)	435	435
6.000% due 05/03/23 (Ê)	498	503	6.625% due 08/01/26 (Þ)	350	361
Goldman Sachs Capital I			HVB Funding Trust III
6.345% due 02/15/34	1,355	1,593	9.000% due 10/22/31 (Þ)	630	769
Governor and Company of the Bank of			Hypo Real Estate International Trust I
Ireland			5.864% due 06/29/49 (ƒ)	600	638
7.375% due 12/29/49	800	888	Hyundai Auto Receivables Trust
Gray Television, Inc.			Series 2014-A Class A3
5.125% due 10/15/24 (Þ)	475	467	0.790% due 07/16/18	329	329
Grifols Worldwide Operations, Inc. Term			Series 2015-A Class A3
Loan			1.050% due 04/15/19	980	979
1.000% due 12/20/23	1,344	1,351	IASIS Healthcare LLC / IASIS Capital
Gruden Acquisition, Inc. 1st Lien Term			Corp.
Loan			8.375% due 05/15/19	1,740	1,657
5.750% due 08/18/22 (Ê)	1,125	1,105	Icahn Enterprises LP / Icahn Enterprises
GTT Escrow Corp.			Finance Corp.
7.875% due 12/31/24 (Þ)	1,780	1,865	6.250% due 02/01/22 (Þ)	129	130
Gulfport Energy Corp.			6.750% due 02/01/24 (Þ)	129	129
6.625% due 05/01/23	865	904	Indigo Merger Sub I, Inc. 1st Lien Term
6.375% due 05/15/25 (Þ)	1,035	1,061	Loan
Harbor Freight Tools USA, Inc. Term			4.750% due 07/08/21 (Ê)	747	750
Loan B			ING Groep NV
3.778% due 08/16/23 (Ê)	246	247	6.875% due 12/29/49 (ƒ)	500	504
Harland Clarke Holdings Corp. Term			Ingles Markets, Inc.
Loan B4			5.750% due 06/15/23	1,500	1,537
6.993% due 08/04/19 (Ê)	1,500	1,498	International Business Machines Corp.
Harsco Corp. Term Loan B			1.125% due 02/06/18	500	499
6.000% due 10/21/23	1,000	1,016
Hawaiian Telcom Communications, Inc.			International Game Technology
Term Loan B			7.500% due 06/15/19	455	503
5.250% due 06/06/19 (Ê)	1,225	1,233	International Wire Group, Inc.
			10.750% due 08/01/21 (Þ)	1,460	1,402
HCA Holdings, Inc.			Intrawest Operations Group LLC Term
6.250% due 02/15/21	2,045	2,193	Loan
HCA Inc. Term Loan B7			5.000% due 12/09/20 (Ê)	1,831	1,846
3.588% due 03/01/24	1,496	1,506	Intrepid Aviation Group Holdings LLC /
HCA, Inc.			Intrepid Finance Co.
5.875% due 05/01/23	385	410	6.875% due 02/15/19 (Þ)	1,985	1,806
5.250% due 06/15/26	775	808	inVentiv Group Holdings, Inc./inVentiv
HD Supply, Inc.			Health Inc/inVentiv Health Clinical
5.750% due 04/15/24 (Þ)	2,360	2,484	Inc
HealthSouth Corp.			7.500% due 10/01/24 (Þ)	7,050	7,385
5.750% due 11/01/24	1,650	1,677	Iron Mountain US Holdings, Inc.
Heartland Dental LLC 2nd Lien Term			5.375% due 06/01/26 (Å)	245	236
Loan			Iron Mountain, Inc.
9.750% due 06/21/19 (Ê)	5,120	5,005	4.375% due 06/01/21 (Å)	245	252
Hexion, Inc.			Israel Electric Corp., Ltd.
6.625% due 04/15/20	3,260	3,040	Series 6
Honda Auto Receivables Owner Trust			5.000% due 11/12/24 (Þ)	3,000	3,137
Series 2013-4 Class A4			J Crew Group, Inc.
1.040% due 02/18/20	953	953	4.000% due 03/05/21 (Ê)	491	274

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 135

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Jack Ohio Finance LLC / Jack Ohio			MEDNAX, Inc.
Finance 1 Corp.			5.250% due 12/01/23 (Þ)	1,395	1,440
6.750% due 11/15/21 (Þ)	130	133	Mercer International, Inc.
10.250% due 11/15/22 (Þ)	1,490	1,579	6.500% due 02/01/24	2,770	2,798
JC Penney Corp., Inc.			Merck & Co., Inc.
7.400% due 04/01/37	975	836	1.269% due 05/18/18 (Ê)	2,275	2,285
Johnson & Johnson			Mergermarket USA, Inc. 1st Lien Term
1.201% due 03/01/19 (Ê)	350	351	Loan
Jones Energy Holdings LLC / Jones			4.500% due 02/04/21 (Ê)	1,867	1,852
Energy Finance Corp.			MGM Growth Properties Operating
6.750% due 04/01/22	100	98	Partnership, LP Term Loan B
Joseph T Ryerson & Son, Inc.			3.528% due 04/25/23 (Ê)	496	500
11.000% due 05/15/22 (Þ)	4,060	4,524	MGM Resorts International
Joy Global, Inc.			4.625% due 09/01/26	1,640	1,589
5.125% due 10/15/21	730	793	Microsoft Corp.
Kennedy-Wilson, Inc.			1.300% due 11/03/18	1,530	1,528
5.875% due 04/01/24	1,260	1,301	MidOcean Credit CLO III
Kloeckner Pentaplast of America, Inc.			Series 2014-3A Class E
7.125% due 11/01/20 (Þ)	1,250	1,410	5.947% due 07/21/26 (Å)(Ê)	830	774
Kraton Polymers LLC Term Loan B			Mission Broadcasting, Inc. 1st Lien Term
6.000% due 01/06/22 (Ê)	1,190	1,204	Loan B
Kronos, Inc. 1st Lien Term Loan			3.767% due 01/17/24 (Ê)	169	171
5.000% due 11/01/23 (Ê)	2,000	2,021	MPT Operating Partnership, LP / MPT
L Brands, Inc.			Finance Corp.
6.950% due 03/01/33	980	953	4.000% due 08/19/22	1,000	1,137
Lamar Media Corp.			6.375% due 03/01/24	1,295	1,368
5.750% due 02/01/26	1,490	1,579	MRI Software LLC Term Loan
Landry's, Inc. 1st Lien Term Loan			5.250% due 06/18/21	726	719
5.750% due 09/22/23 (Ê)	625	630	0.500% due 09/29/23	273	270
Lannett Co., Inc. Term Loan A			MSC.Software Corp. 1st Lien Term Loan
5.750% due 11/25/20 (Ê)	731	705	5.000% due 05/29/20 (Ê)	1,463	1,448
Laredo Petroleum, Inc.			Murphy Oil Corp.
5.625% due 01/15/22	1,010	1,025	4.700% due 12/01/22	1,170	1,149
Lattice Semiconductor Corp. 1st Lien			Nabors Industries, Inc.
Term Loan B			5.000% due 09/15/20	975	1,014
5.250% due 03/10/21 (Ê)	748	747	4.625% due 09/15/21	845	862
Learfield Communications, Inc. 1st Lien			Natural Resource Partners, LP / NRP
Term Loan			Finance Corp.
4.250% due 11/17/23	250	252	9.125% due 10/01/18	1,700	1,696
Level 3 Financing, Inc.			Nautilus Merger Sub, Inc. 2nd Lien Term
5.375% due 08/15/22	540	558	Loan
5.125% due 05/01/23	335	338	6.750% due 03/13/22 (Ê)	380	368
5.375% due 01/15/24	1,240	1,254	Navient Corp.
Level 3 Financing, Inc. Term Loan B2			8.450% due 06/15/18	1,460	1,554
3.513% due 05/31/22 (Ê)	1,000	1,009	8.000% due 03/25/20	425	457
LifePoint Health, Inc.			5.625% due 08/01/33	975	773
5.500% due 12/01/21	1,210	1,240	Series MTN
5.375% due 05/01/24 (Þ)	1,435	1,374	4.875% due 06/17/19	1,875	1,888
Linn Energy LLC / Linn Energy Finance			Navistar, Inc. 1st Lien Term Loan B
Corp.			6.500% due 08/07/20 (Ê)	495	501
12.000% due 12/15/20 (Ø)(Þ)	1,248	1,285	NBTY, Inc. Term Loan B
Lions Gate Enterntainment, Inc. 1st Lien			5.000% due 05/05/23 (Ê)	498	500
Term Loan			Neiman Marcus Group, Ltd. LLC
3.766% due 10/12/23	1,500	1,507	8.750% due 10/15/21 (Þ)	3,250	1,909
MacDermid, Inc. Term Loan B4			New Albertson's, Inc.
5.000% due 06/07/23 (Ê)	1,760	1,782	Series MTNC
Match Group, Inc.			6.625% due 06/01/28	600	543
6.375% due 06/01/24	369	396	New Millennium Holdco, Inc. 1st Lien
Match Group, Inc. Term Loan B1			Term Loan
5.500% due 10/27/22 (Ê)	355	361	7.500% due 12/21/20 (Ê)	489	244
MCC Iowa LLC Term Loan H			Newfield Exploration Co.
3.250% due 01/29/21 (Ê)	1,470	1,477	5.625% due 07/01/24	100	105
Meccanica Holdings USA, Inc.			Nexstar Broadcasting, Inc. 1st Lien Term
6.250% due 07/15/19 (Þ)	965	1,035	Loan B

See accompanying notes which are an integral part of this quarterly report.

136 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.767% due 01/17/24 (Ê)	1,831	1,853	5.500% due 06/01/24 (Þ)	320	327
Nexstar Escrow Corp.			PetSmart, Inc.
5.625% due 08/01/24 (Þ)	475	474	7.125% due 03/15/23 (Þ)	1,670	1,641
Nielsen Finance LLC / Nielsen Finance			PFS Acquisition LLC 2nd Lien Term
Co.			Loan
5.000% due 04/15/22 (Þ)	945	965	8.250% due 01/31/22 (Ê)	7,390	6,827
Nissan Auto Receivables Owner Trust			PGX Holdings, Inc. 1st Lien Term Loan
Series 2013-C Class A3			5.750% due 08/21/20 (Ê)	453	452
0.670% due 08/15/18	192	192	Pharmaceutical Product Development
Series 2014-A Class A3			LLC Term Loan B
0.720% due 08/15/18	152	152	1.000% due 08/18/22 (v)(Ê)	1,995	2,005
Series 2016-A Class A2A			PHI, Inc.
1.060% due 02/15/19	365	365	5.250% due 03/15/19	1,610	1,550
Norddeutsche Landesbank Girozentrale			Pilgrim's Pride Corp.
Series REGS			5.750% due 03/15/25 (Þ)	1,065	1,072
6.250% due 04/10/24	800	761	Pinnacle Entertainment, Inc.
North American Lifting Holdings, Inc.			5.625% due 05/01/24 (Þ)	475	482
1st Lien Term Loan			Pinnacle Entertainment, Inc. Term Loan
5.500% due 11/27/20 (Ê)	970	859	B
North American Lifting Holdings, Inc.			3.250% due 04/28/23	789	798
2nd Lien Term Loan			Plantronics, Inc.
10.000% due 11/27/21 (Ê)	250	124	5.500% due 05/31/23 (Þ)	900	918
North Atlantic Trading Co., Inc. 1st Lien			Plastipak Holdings, Inc.
Term Loan B			6.500% due 10/01/21 (Þ)	1,180	1,232
7.750% due 01/13/20 (Ê)	2,348	2,329	Platform Specialty Products Corp.
Novelis Corp.			6.500% due 02/01/22 (Þ)	3,680	3,754
6.250% due 08/15/24 (Þ)	905	953	Portillo's Holdings, LLC 1st Lien Term
5.875% due 09/30/26 (Þ)	1,125	1,142	Loan
NRG Energy, Inc.			4.750% due 08/01/21 (Ê)	1,492	1,507
6.250% due 07/15/22	285	294	Post Holdings, Inc.
6.625% due 03/15/23	1,140	1,174	6.000% due 12/15/22 (Þ)	1,165	1,223
NRG Yield Operating LLC			7.750% due 03/15/24 (Þ)	55	61
5.000% due 09/15/26 (Þ)	1,400	1,365	5.000% due 08/15/26 (Þ)	1,435	1,387
NVA Holdings, Inc. 2nd Lien Term Loan			Pre-Paid Legal Services, Inc. 2nd Lien
8.000% due 08/14/22 (Ê)	910	910	Term Loan
Oasis Petroleum, Inc.			10.250% due 07/01/20 (Ê)	500	501
6.875% due 01/15/23	1,115	1,141	Prestige Brands, Inc.
Opal Acquisition, Inc.			6.375% due 03/01/24 (Þ)	1,000	1,042
8.875% due 12/15/21 (Þ)	9,050	7,760	Prime Security Services Borrower LLC
Optimas OE Solutions Holding LLC /			1st Lien Term Loan
Optimas OE Solutions, Inc.			4.250% due 05/02/22	125	126
8.625% due 06/01/21 (Þ)	3,750	3,244	Privatbank CJSC Via UK SPV Credit
Optiv Security, Inc. 1st Lien Term Loan			Finance PLC
1.000% due 01/19/24	500	503	11.000% due 02/09/21	3,777	529
Oschadbank Via SSB #1 PLC			Procter & Gamble Co. (The)
9.375% due 03/10/23 (Þ)	6,593	6,458	1.304% due 11/01/19 (Ê)	559	560
8.207% due 01/19/24 (Å)(Ê)	2,800	2,241	Prowler Acquisition Corp. 1st Lien Term
9.625% due 03/20/25 (Þ)	2,400	2,304	Loan
			5.500% due 01/28/20 (Ê)	486	364
PACCAR Financial Corp.
1.546% due 12/06/18 (Ê)	2,275	2,295	PSPC Escrow Corp.
			6.000% due 02/01/23 (Þ)	810	901
Party City Holdings, Inc.
6.125% due 08/15/23 (Þ)	1,850	1,887	Series REGS
			6.000% due 02/01/23	1,495	1,663
Pattern Energy Group, Inc.
5.875% due 02/01/24 (Þ)	129	132	PulteGroup, Inc.
			6.000% due 02/15/35	650	627
Patterson Co. 2nd Lien Term Loan			Puttable Floating Option Taxable Notes
Zero coupon due 08/28/23 (Å)(Ê)	3,490	3,420	Revenue Bonds
Pelican Products, Inc. 1st Lien Term			1.300% due 04/15/46 (Ê)(Þ)	820	820
Loan B1
5.250% due 04/11/20 (Ê)	968	965	Qualitytech, LP/QTS Finance Corp.
			5.875% due 08/01/22	2,580	2,628
Penn National Gaming, Inc.			Quest Software US Holdings, Inc. Term
5.625% due 01/15/27 (Þ)	129	129	Loan B
Penn National Gaming, Inc. Term Loan B			7.000% due 10/31/22 (Ê)	2,000	2,026
1.000% due 01/13/24 (v)	500	504	Quincy Newspapers, Inc. Term Loan B
Performance Food Group, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 137

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 11/02/22 (Ê)	468	468	6.000% due 10/18/20 (Ê)	2,680	2,703
Quintiles IMS, Inc.			7.000% due 01/01/22 (Þ)	1,700	1,817
4.125% due 04/01/23 (Þ)	2,500	2,820	SCS Holdings, Inc. Term Loan
3.500% due 10/15/24 (Þ)	205	231	5.250% due 10/30/22 (Ê)	493	498
Rackspace Hosting, Inc.			Sealed Air Corp.
1.000% due 10/26/23 (v)(Ê)	2,000	2,016	6.875% due 07/15/33 (Þ)	300	315
Radio One, Inc.			Series REGS
7.375% due 04/15/22 (Å)	425	436	4.500% due 09/15/23	1,670	1,999
Range Resources Corp.			SeaWorld Parks & Entertainment, Inc.
4.875% due 05/15/25	845	822	Term Loan B2
RBS Capital Trust B			4.000% due 05/14/20 (Ê)	1,933	1,943
6.800% due 12/31/49 (ƒ)	1,000	998	Serta Simmons Holdings LLC 2nd Lien
RCN Telecom Services LLC / RCN			Term Loan
Capital Corp.			9.000% due 10/20/24	1,370	1,385
8.500% due 08/15/20 (Þ)	6,891	7,330	SESI LLC
Real Alloy Holding, Inc.			7.125% due 12/15/21	1,095	1,124
10.000% due 01/15/19 (Þ)	5,010	5,085	Signode Industrial Group US, Inc. 1st
RegionalCare Hospital Partners			Lien Term Loan B
Holdings, Inc.			4.000% due 05/01/21 (Ê)	1,258	1,268
8.250% due 05/01/23 (Þ)	6,915	7,140	Simmons Foods, Inc.
Rent-A-Center, Inc.			7.875% due 10/01/21 (Þ)	4,100	4,295
6.625% due 11/15/20	1,950	1,606	Sirius XM Radio, Inc.
4.750% due 05/01/21	370	278	5.375% due 07/15/26 (Þ)	100	102
RentPath, Inc. 1st Lien Term Loan			Six Flags Entertainment Corp.
6.250% due 12/17/21 (Ê)	1,960	1,947	4.875% due 07/31/24 (Þ)	1,855	1,841
Republic of Armenia International Bond			SM Energy Co.
Series REGS			6.125% due 11/15/22	315	325
6.000% due 09/30/20	1,000	1,034	5.000% due 01/15/24	10	10
Reynolds Group Holdings, Inc. Term			6.750% due 09/15/26	250	260
Loan			SolarWinds Holdings, Inc. Term Loan
4.250% due 01/21/23 (Ê)	998	1,000	5.500% due 02/05/23 (Ê)	1,239	1,239
Reynolds Group Issuer, Inc. / Reynolds			Solera LLC / Solera Finance, Inc.
Group Issuer LLC			10.500% due 03/01/24 (Å)	480	546
5.750% due 10/15/20	1,355	1,395	Solera LLC Term Loan B
Reynolds Group Issuer, Inc. / Reynolds			5.750% due 03/04/23 (Ê)	468	473
Group Issuer LLC / Reynolds Group			SourceHOV LLC 1st Lien Term Loan B
Issuer Lu			7.750% due 10/31/19 (Ê)	919	831
5.125% due 07/15/23 (Þ)	955	977	Southwestern Energy Co.
7.000% due 07/15/24 (Þ)	910	970	5.800% due 01/23/20	325	336
Riverbed Technology, Inc. Term Loan			4.100% due 03/15/22	15	14
5.000% due 04/27/22 (Ê)	1,500	1,510	6.700% due 01/23/25	2,030	2,040
Rockies Express Pipeline LLC
5.625% due 04/15/20 (Þ)	330	350	Spectrum Brands, Inc.
			4.000% due 10/01/26 (Þ)	1,820	2,026
Rovi Solutions Corp. Term Loan B
3.750% due 07/02/21 (Ê)	975	977	Spectrum Brands, Inc. Term Loan
			3.310% due 06/23/22 (Ê)	1,995	2,017
Rowan Cos., Inc.
4.875% due 06/01/22	650	618	Sprint Capital Corp.
			6.900% due 05/01/19	1,560	1,665
4.750% due 01/15/24	765	702	6.875% due 11/15/28	810	834
RP Crown Parent LLC			8.750% due 03/15/32	1,300	1,492
7.375% due 10/15/24 (Þ)	2,720	2,856
			Sprint Communications, Inc.
RPI Finance Trust Term Loan B5			6.000% due 11/15/22	2,075	2,106
3.498% due 10/05/22 (Ê)	1,002	1,010
			Sprint Corp.
Sabine Pass Liquefaction LLC			7.250% due 09/15/21	375	402
5.625% due 02/01/21	1,192	1,287
5.625% due 04/15/23	145	157	SS&C Technologies Holdings, Inc.
			5.875% due 07/15/23	1,585	1,648
5.625% due 03/01/25	345	375	Standard Industries, Inc.
5.875% due 06/30/26 (Þ)	850	942	5.500% due 02/15/23 (Þ)	2,605	2,703
5.000% due 03/15/27 (Þ)	755	792	5.375% due 11/15/24 (Þ)	285	294
Safeway, Inc.			Station Casinos LLC 1st Lien Term
7.250% due 02/01/31	910	894	Loan B
SBA Communications Corp.			1.000% due 06/08/23 (v)(Ê)	375	376
4.875% due 09/01/24 (Þ)	3,060	2,987	Steak n Shake Operations, Inc. Term
Scientific Games International, Inc.			Loan

See accompanying notes which are an integral part of this quarterly report.

138 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.750% due 03/19/21 (Ê)	1,179	1,185	Series 2015-A Class A3
Sterigenics-Nordion Holdings LLC 2nd			1.120% due 02/15/19	1,108	1,107
Lien Term Loan			Toyota Motor Credit Corp.
4.250% due 05/15/22 (Ê)	1,995	1,997	1.269% due 01/09/19 (Ê)	265	265
Sterling Midco Holdings, Inc. 2nd Lien			Trans Union LLC Term 1st Lien Loan B2
Term Loan			1.000% due 04/09/21 (Ê)	500	502
Zero coupon due 06/19/23 (Ê)	4,200	4,084	Transdigm Group, Inc. 1st Lien Term
Suburban Propane Partners, LP/			Loan F
Suburban Energy Finance Corp.			3.780% due 06/09/23 (Ê)	500	499
7.375% due 08/01/21	1,225	1,274	TransDigm, Inc.
5.750% due 03/01/25	1,010	1,033	6.375% due 06/15/26 (Þ)	5,070	4,994
Summit Materials LLC / Summit			Transocean, Inc.
Materials Finance Corp.			6.800% due 03/15/38	1,040	837
6.125% due 07/15/23	2,175	2,246
Summit Midstream Holdings LLC/			Travelport Finance Sarl Term Loan B
Summit Midstream Finance Corp.			5.000% due 09/02/21	1,438	1,450
5.500% due 08/15/22	240	241	TreeHouse Foods, Inc.
Suncoke Energy Partners LP			6.000% due 02/15/24 (Þ)	1,620	1,699
7.375% due 02/01/20 (Å)	1,990	1,985	Tribune Media Co. 1st Lien Term Loan B
Surgery Center Holdings, Inc.			3.750% due 12/27/20 (Ê)	493	495
8.875% due 04/15/21 (Þ)	2,170	2,349	Tronox Finance LLC
Talbots, Inc. (The) 1st Lien Term Loan			6.375% due 08/15/20	1,005	966
5.500% due 03/17/20 (Ê)	1,835	1,655	7.500% due 03/15/22 (Þ)	1,370	1,336
Targa Resources Partners, LP / Targa			TruGreen, LP 1st Lien Term Loan
Resources Partners Finance Corp.			6.500% due 04/13/23 (Ê)	1,993	2,018
5.125% due 02/01/25 (Þ)	640	662	U.S. Concrete, Inc.
TCH-2 Holdings LLC 1st Lien Term			6.375% due 06/01/24 (Þ)	500	528
Loan			UBS Group AG
5.500% due 05/12/21 (Ê)	1,371	1,367	7.125% due 12/29/49 (ƒ)	600	619
Tempur Sealy International, Inc.			UFC Holdings LLC 1st Lien Term Loan
5.500% due 06/15/26	2,135	2,103	5.000% due 08/18/23 (Ê)	1,995	1,999
Tender Option Bond Trust Receipts/			Ukreximbank Via Biz Finance PLC
Certificates General Obligation			8.344% due 02/09/23 (Ê)(Þ)	6,067	5,158
Unlimited			9.750% due 01/22/25 (Þ)	2,369	2,273
1.020% due 08/01/49 (Ê)(Þ)	1,300	1,300	UniCredit SpA
Tenet Healthcare Corp.			8.000% due 04/03/49 (ƒ)	600	552
4.375% due 10/01/21	1,490	1,498	United Airlines, Inc. Term Loan B
7.500% due 01/01/22 (Þ)	960	1,030	3.250% due 04/01/19 (Ê)	970	973
6.750% due 06/15/23	11,180	10,565	United Rentals NA, Inc.
TerraForm AP Acquisition Holdings LLC			7.625% due 04/15/22	367	384
Term Loan B			United States Treasury Notes
8.500% due 06/26/22 (Ê)	1,001	1,006	1.000% due 10/15/19	1,300	1,286
TerraForm Power Operating LLC			2.250% due 01/31/24	500	500
6.375% due 02/01/23 (Þ)	1,660	1,706	Univision Communications, Inc.
Tesoro Logistics, LP / Tesoro Logistics			5.125% due 05/15/23 (Þ)	2,105	2,091
Finance Corp.
6.375% due 05/01/24	1,000	1,086	UPC Financing Partnership Term Loan
			3.767% due 08/31/24 (Ê)	1,000	1,000
TIAA CLO I, Ltd.
Series 2016-1A Class E1			US Bank
8.736% due 07/20/28 (Å)(Ê)	683	687	1.363% due 01/24/20 (Ê)	1,900	1,900
			USI, Inc.
TKC Holdings, Inc. 2nd Lien Term Loan			7.750% due 01/15/21 (Þ)	4,064	4,150
1.000% due 01/18/24 (v)	250	248	UTEX Industries, Inc. Covenant-Lite 1st
TKC Holdings, Inc. Term Loan			Lien Term Loan B
1.000% due 01/13/23 (v)	450	448	5.000% due 05/22/21 (Ê)	1,170	1,100
T-Mobile USA, Inc.			UTEX Industries, Inc. Covenant-Lite
6.542% due 04/28/20	130	134	2nd Lien Term Loan B
6.633% due 04/28/21	285	297	8.250% due 05/22/22 (Å)(Ê)	890	724
6.000% due 03/01/23	2,220	2,348	Valeant Pharmaceuticals International,
6.375% due 03/01/25	525	568	Inc.
TMS International Corp.			6.750% due 08/15/18 (Þ)	685	676
7.625% due 10/15/21 (Å)	1,960	1,955	Valeant Pharmaceuticals International,
TMS International Corp. Term Loan B			Inc. Term Loan B
4.500% due 10/16/20 (Ê)	1,995	2,005	5.500% due 04/02/22 (Ê)	567	569
Toyota Auto Receivables Owner Trust			Varsity Brands, Inc. 1st Lien Term Loan
			5.000% due 12/11/21	1,225	1,241

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 139

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Verdesian Life Sciences LLC			ZF NA Capital, Inc.
6.000% due 07/01/20 (Ê)	1,352	1,149	4.500% due 04/29/22 (Þ)	320	328
Veritas US, Inc. / Veritas Bermuda, Ltd.					796,822
7.500% due 02/01/23 (Þ)	5,017	4,791	Venezuela, Bolivarian Republic of - 1.0%
Verizon Communications, Inc.			Petroleos de Venezuela SA
1.763% due 06/17/19 (Ê)	2,910	2,936	5.375% due 04/12/27	15,000	5,662
Vertiv Group Corp.			Series REGS
9.250% due 10/15/24 (Þ)	475	502	9.000% due 11/17/21	2,900	1,653
Vince LLC 1st Lien Term Loan B			6.000% due 05/16/24	13,000	5,245
5.750% due 11/27/19 (Ê)	257	247	5.500% due 04/12/37	9,000	3,420
Vizient, Inc.			Venezuela Government International
10.375% due 03/01/24 (Þ)	4,910	5,585	Bond
Vnesheconombank Via VEB Finance			Series REGS
PLC			7.000% due 12/01/18	3,000	2,198
Series REGS			7.750% due 10/13/19	4,000	2,410
6.025% due 07/05/22	2,500	2,658

Vouvray US Finance LLC Term Loan B			Vietnam - 0.1%		20,588
1.000% due 01/27/24 (v)	1,000	1,002
			Vietnam Government International Bond
VWR Funding, Inc.			6.750% due 01/29/20 (Þ)	1,500	1,635
4.625% due 04/15/22 (Þ)	2,475	2,751

Series REGS			Total Long-Term Fixed Income
4.625% due 04/15/22	405	450
Walter Investment Management Corp.			Investments
7.875% due 12/15/21	1,550	1,271	(cost $1,750,410)		1,731,889
Washington Inventory Service 2nd Lien
Term Loan			Common Stocks - 0.0%
10.250% due 06/20/19 (Å)(Ê)	2,600	520	United States - 0.0%
Wastequip LLC Term Loan			Education Management Corp.(Æ)(Þ)	4,460,190	1
5.500% due 08/09/19 (Ê)	100	100	Millennium Health LLC(Æ)	14,862	16
Watco Cos. LLC / Watco Finance Corp.					17
6.375% due 04/01/23 (Þ)	1,610	1,686
Wells Fargo & Co.			Total Common Stocks
1.671% due 04/23/18 (Ê)	1,800	1,806	(cost $435)		17
WESCO Distribution, Inc.
5.375% due 06/15/24 (Þ)	238	242
William Morris Endeavor Entertainment			Preferred Stocks - 0.3%
LLC 1st Lien Term Loan			Netherlands - 0.1%
5.290% due 05/06/21 (Ê)	1,462	1,467	Aegon NV(Æ)	10,000	253
Williams Cos., Inc. (The)			ING Groep NV(Æ)	87,740	2,221
4.550% due 06/24/24	1,170	1,185			2,474
5.750% due 06/24/44	715	724
WMG Acquisition Corp.			Spain - 0.0%
4.125% due 11/01/24 (Þ)	1,890	2,127	Santander Finance Preferred SAU(Æ)	15,850	402
World Endurance Holdings 1st Lien
Term Loan			United Kingdom - 0.1%
5.250% due 06/26/21 (Ê)	1,728	1,724	Barclays Bank PLC(Æ)	35,000	897
Xerium Technologies, Inc.			HSBC Holdings PLC(Æ)	36,780	945
9.500% due 08/15/21	1,760	1,773			1,842
Yonkers Racing Corp. 1st Lien Term
Loan			United States - 0.1%
4.250% due 08/16/19	124	125	Aareal Bank Capital Funding Trust	11,908	333
Yum! Brands, Inc.			Citigroup Capital XIII(Æ)(Ê)	31,925	824
3.875% due 11/01/23	1,690	1,648	Deutsche Bank Contingent Capital Trust
6.875% due 11/15/37	300	301	II(Æ)	19,792	487
Zais CLO 5, Ltd.			Deutsche Bank Contingent Capital Trust
Series 2016-2A Class C			III(Æ)	15,000	384
5.216% due 10/15/28 (Å)(Ê)	1,000	1,005	Education Management Corp.(Æ)	2,128	—
Zayo Group LLC / Zayo Capital Inc.					2,028
5.750% due 01/15/27 (Þ)	321	329
Zayo Group LLC / Zayo Capital, Inc.			Total Preferred Stocks
6.000% due 04/01/23	8,250	8,621	(cost $7,009)		6,746
Zebra Technologies Corp. 1st Lien Term
Loan B
4.750% due 10/27/21 (Ê)	1,524	1,537	Options Purchased - 0.0%

See accompanying notes which are an integral part of this quarterly report.

140 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal	Fair
	Amount ($)			Value		Amount ($)		Value
	or Shares			$		or Shares		$
(Number of Contracts)					3.814% due 02/15/17	MYR	5,040	1,138
Cross Currency Options					Netherlands - 0.1%
(BRL/USD)
May 2017 3.30 Put (5,050,000)	USD	16,665	(ÿ)	228	Cooperatieve Rabobank UA
May 2017 3.35 Put (4,130,000)	USD	13,836	(ÿ)	231	Series YCD
Total Options Purchased					1.116% due 06/22/17 (Ê)(~)		2,500	2,500
(cost $174)				459	Norway - 0.1%
					DNB Bank ASA
Warrants & Rights - 0.0%					0.954% due 05/02/17 (Ê)(Þ)(~)		2,400	2,401
United States - 0.0%					Sweden - 0.0%
Education Management Corp.(Æ)					Nordea Bank AB
2021 Warrants		1,564,221		—
					1.250% due 04/04/17 (Þ)		500	500
Foresight Energy, LP(Æ)					United Kingdom - 0.0%
2017 Warrants		13,090		512
				512	Co-Operative Bank PLC
					5.125% due 09/20/17	GBP	300	334
Total Warrants & Rights					United States - 9.2%
(cost $—)				512	American Express Credit Corp.
					1.296% due 09/22/17 (Ê)		2,000	2,002

Short-Term Investments - 10.3%					American Honda Finance Corp.
Argentina - 0.0%					1.193% due 07/14/17 (Ê)		2,000	2,002
Argentina Bonar Bonds					ANZ New Zealand Int'l, Ltd.
Series X					1.118% due 02/21/17 (ç)(Ê)(Þ)(~)		1,000	1,000
7.000% due 04/17/17		750		771	Avaya, Inc. Term Loan
Canada - 0.2%					6.282% due 01/23/18		553	569
Bank of Montreal					Bank of America NA
Series YCD					1.372% due 02/14/17 (Ê)		1,905	1,905
1.501% due 12/08/17 (Ê)(~)		1,000		1,003	eBay, Inc.
National Bank of Canada					1.239% due 07/28/17 (Ê)		2,625	2,625
Series YCD					Eni Finance USA, Inc.
1.330% due 05/24/17 (Ê)(~)		800		801	1.080% due 02/01/17 (Å)(ç)(~)		1,000	1,000
Province of Ontario Canada
					0.930% due 02/17/17 (Å)(ç)(~)		250	250
1.170% due 11/23/17 (Ê)		750		750	Foresight Energy LLC / Foresight Energy
Toronto-Dominion Bank (The)					Finance Corp.
1.275% due 05/02/17 (Ê)		2,000		2,000	15.000% due 10/03/17		3,038	3,220
				4,554	General Electric Co.
Denmark - 0.1%					1.076% due 02/15/17 (Ê)		2,000	2,000
Danske Corp.					General Mills, Inc.
1.006% due 03/21/17 (ç)(Þ)(~)		2,300		2,297	5.700% due 02/15/17		500	501
France - 0.0%					Gotham Funding Corp.
Antalis SA
1.153% due 04/07/17 (Å)(~)		500		499	0.832% due 03/08/17 (Å)(ç)(~)		500	500
Germany - 0.1%					HSBC USA, Inc.
KfW					1.313% due 12/15/17 (Ê)(Þ)(~)		2,300	2,301
					Illinois Finance Authority Revenue
1.157% due 12/29/17 (Ê)		710		710	Bonds
KfW International Finance, Inc.					0.830% due 07/01/35 (Ê)		1,000	1,000
0.010% due 03/10/17 (ç)(Þ)(~)		1,250		1,249	Inter-American Development Bank
				1,959	Series GMTN
Ghana - 0.0%					0.778% due 10/15/17 (Ê)		1,500	1,499
Ghana Government International Bond					International Business Machines Corp.
Series 3YR					1.359% due 08/18/17 (Ê)		1,250	1,253
25.480% due 04/24/17	GHS	410		95	Jupiter Securitization Co. LLC
24.440% due 05/29/17	GHS	80		18	1.127% due 03/20/17 (ç)(Þ)(~)		2,300	2,296
				113	Optima Specialty Steel, Inc.
Japan - 0.2%					12.500% due 12/15/16 (Å)		2,030	1,878
Sumitomo Mitsui Banking Corp.
Series YCD					12.000% due 12/30/16 (Å)		3,700	3,391
1.303% due 04/26/17 (Ê)(~)		3,000		3,002	Optima Specialty Steel, Inc. Term Loan
Malaysia - 0.1%					1.000% due 10/31/17 (v)		2,736	2,736
Malaysia Government Bond					Pfizer, Inc.
Series 0207					1.056% due 05/15/17 (Ê)		1,835	1,836

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 141

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Private Export Funding Corp.
0.827% due 04/13/17 (~)	400		399
Sequa Corp.
7.000% due 12/15/17 (Å)	2,095		1,131
Toyota Auto Receivables Owner Trust
Series 2015-B Class A2A
0.770% due 11/15/17	13		13
Toyota Motor Credit Corp.
1.111% due 05/16/17 (Ê)	1,445		1,445
1.329% due 07/03/17 (~)	500		501
1.192% due 12/05/17 (Ê)	250		250
U.S. Cash Management Fund	126,844,910	(8)	126,870
United States Treasury Bills
0.464% due 03/30/17	11,200		11,192
Vodafone Group PLC
1.608% due 09/05/17 (Þ)(~)	3,000		2,972
Wells Fargo Bank NA
1.423% due 04/13/17 (Ê)(~)	1,800		1,802
			182,339
Venezuela, Bolivarian Republic of - 0.2%
Petroleos de Venezuela SA
Series REGS
5.250% due 04/12/17	1,600		1,496
8.500% due 11/02/17	1,333		1,162
			2,658
Total Short-Term Investments
(cost $205,998)			205,065

Total Investments 98.1%
(identified cost $1,964,026)			1,944,688

Other Assets and Liabilities, Net
- 1.9%			37,467
Net Assets - 100.0%			1,982,155

See accompanying notes which are an integral part of this quarterly report.

142 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

			Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition		Amount ($)	Unit	(000)	(000)
Securities	Date		or shares	$	$	$
2.7%
Antalis SA	01/13/17		500,000	99.79	499	499
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	03/15/16		475,000	99.20	471	467
Banco Popular Espanol SA	11/17/16	EUR	600,000	106.26	638	644
CaixaSabadell Preferentes SAU	12/15/16	EUR	800,000	77.84	623	648
Centene Corp.	10/26/16		138,000	100.00	138	136
Century Aluminum Co.	05/23/13		10,395,000	100.54	10,451	10,473
Constellis Holdings LLC / Constellis Finance Corp.	05/06/15		500,000	99.66	498	532
CPI Buyer, LLC 2nd Lien Term Loan	08/18/14		3,150,000	98.11	3,091	2,929
CPM Holdings, Inc. 2nd Lien Term Loan	04/02/15		3,070,000	97.50	2,993	3,062
CSC Holdings LLC	09/09/16		1,000,000	100.00	1,000	1,015
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	06/08/16		177,000	100.00	177	187
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	06/08/16		126,000	100.00	126	138
Eni Finance USA, Inc.	01/10/17		1,000,000	100.00	1,000	1,000
Eni Finance USA, Inc.	01/31/17		250,000	99.96	250	250
Envision Healthcare Corp.	11/16/16		398,000	100.00	398	419
FPC Holdings, Inc. 2nd Lien Term Loan	05/23/13		2,000,000	98.00	1,960	1,755
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/
Greeneden US Ho	11/21/16		549,000	100.00	549	593
Gotham Funding Corp.	01/27/17		500,000	99.92	500	500
Harbourview CLO VII, Ltd.	11/17/16		946,000	84.49	799	889
International Automotive Components Group SA	05/09/16		2,004,000	93.88	1,881	2,009
Iron Mountain US Holdings, Inc.	05/24/16		245,000	100.00	245	236
Iron Mountain, Inc.	05/24/16		245,000	100.00	245	252
La Mondiale SAM	08/30/16	EUR	920,000	96.34	886	864
La Mondiale SAM	11/23/16	EUR	150,000	90.82	136	134
Lions Gate Entertainment Corp.	10/13/16		132,000	100.00	132	134
Macif SA	11/24/16	EUR	685,000	88.39	605	598
Mallinckrodt International Finance SA	09/09/15		82,000	100.00	82	73
MidOcean Credit CLO III	10/11/16		830,000	85.85	713	774
Open Text Corp.	12/15/16		297,000	102.72	305	311
Optima Specialty Steel, Inc.	11/30/11		2,030,000	100.00	2,030	1,878
Optima Specialty Steel, Inc.	01/20/15		3,700,000	100.00	3,700	3,391
Oschadbank Via SSB #1 PLC	12/10/15		2,800,000	73.02	2,045	2,241
Patterson Co. 2nd Lien Term Loan	08/14/15		3,490,000	99.00	3,455	3,420
Radio One, Inc.	02/02/16		425,000	100.35	427	436
Ritchie Bros. Auctioneers, Inc.	01/25/17		358,000	101.36	363	366
Santander Finance Capital SA	11/17/16		375,000	40.11	150	166
Santander Perpetual SAU	05/09/16		170,000	98.01	167	167
Sequa Corp.	12/18/13		2,095,000	100.06	2,096	1,131
Skipton Building Society	05/03/16	GBP	262,000	134.17	352	310
Societe Generale SA	07/20/16		800,000	94.57	757	780
Solera LLC / Solera Finance, Inc.	02/29/16		480,000	95.38	458	546
Sparekassen Sjaelland-Fyn AS	04/04/16	DKK	2,000,000	15.28	306	305
Suncoke Energy Partners LP	01/13/15		1,990,000	100.60	2,002	1,985
TIAA CLO I, Ltd.	06/03/16		683,000	92.24	630	687
TMS International Corp.	10/08/13		1,960,000	101.56	1,990	1,955
UTEX Industries, Inc. Covenant-Lite 2nd Lien Term Loan B	05/16/14		890,000	99.50	886	724
Washington Inventory Service 2nd Lien Term Loan	01/10/13		2,600,000	97.50	2,535	520
Zais CLO 5, Ltd.	09/23/16		1,000,000	95.62	956	1,005
						53,534
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 143

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	1,368	AUD	175,509	03/17	1,405
Euro-Bobl Futures	70	EUR	9,306	03/17	43
Euro-Bund Futures	17	EUR	2,756	03/17	10
Euro-Schatz Futures	78	EUR	8,754	03/17	8
Long Gilt Futures	17	GBP	2,106	03/17	29
United States 2 Year Treasury Note Futures	383	USD	83,033	03/17	9
United States 5 Year Treasury Note Futures	982	USD	115,746	03/17	125
United States 10 Year Treasury Note Futures	2,033	USD	253,045	03/17	(715)
United States Long Bond Futures	204	USD	30,772	03/17	(54)
United States Ultra Treasury Bond Futures	35	USD	5,624	03/17	32
Short Positions
Euro-Bund Futures	680	EUR	110,248	03/17	(450)
Long Gilt Futures	740	GBP	91,664	03/17	(1,184)
United States 10 Year Treasury Note Futures	29	USD	3,610	03/17	(12)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(754)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (BRL/USD)	Put	2	3.15	USD	15,908	05/12/17	(97)
Cross Currency Options (BRL/USD)	Put	1	3.18	USD	13,133	05/18/17	(98)
Total Liability for Options Written (premiums received $68)							(195)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	—	$—
Opened	3	68
Closed	—	—
Expired	—	—
Outstanding January 31, 2017	3	$68

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	210	BRL	682	02/22/17	5
Bank of America	USD	298	BRL	1,028	02/22/17	27
Bank of America	USD	1,803	BRL	6,321	02/22/17	193
Bank of America	USD	179	CLP	119,569	02/22/17	5
Bank of America	USD	17	CZK	418	02/22/17	—
Bank of America	USD	92	CZK	2,378	02/22/17	3
Bank of America	USD	6,001	CZK	150,440	02/22/17	14
Bank of America	USD	39	HUF	11,337	02/22/17	—
Bank of America	USD	196	HUF	58,850	02/22/17	9
Bank of America	USD	5,950	HUF	1,720,752	02/22/17	46
Bank of America	USD	12	IDR	164,894	02/22/17	—
Bank of America	USD	3,534	ILS	13,453	02/22/17	36
Bank of America	USD	3,536	ILS	13,453	02/22/17	34
Bank of America	USD	3,537	ILS	13,453	02/22/17	34
Bank of America	USD	3,538	ILS	13,453	02/22/17	33

See accompanying notes which are an integral part of this quarterly report.

144 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	4	INR	261	02/22/17	—
Bank of America	USD	20	INR	1,365	02/22/17	—
Bank of America	USD	1,772	INR	121,657	02/22/17	27
Bank of America	USD	47	KRW	55,221	02/22/17	1
Bank of America	USD	6,024	KRW	7,035,449	02/22/17	86
Bank of America	USD	100	PLN	425	02/22/17	6
Bank of America	USD	5,951	PLN	24,715	02/22/17	218
Bank of America	USD	84	RUB	4,995	02/22/17	(1)
Bank of America	USD	553	RUB	34,622	02/22/17	22
Bank of America	USD	1,805	RUB	119,967	02/22/17	185
Bank of America	USD	117	TRY	420	02/22/17	(7)
Bank of America	USD	127	TRY	483	02/22/17	—
Bank of America	USD	391	TRY	1,399	02/22/17	(23)
Bank of America	USD	423	TRY	1,610	02/22/17	2
Bank of America	USD	1,739	TRY	5,897	02/22/17	(185)
Bank of America	USD	5,797	TRY	19,656	02/22/17	(617)
Bank of America	USD	6	TWD	203	02/22/17	—
Bank of America	USD	10	TWD	303	02/22/17	—
Bank of America	BRL	205	USD	63	02/22/17	(2)
Bank of America	BRL	309	USD	89	02/22/17	(8)
Bank of America	BRL	21,070	USD	6,009	02/22/17	(642)
Bank of America	CLP	61,523	USD	93	02/22/17	(1)
Bank of America	CLP	4,035,161	USD	5,984	02/22/17	(229)
Bank of America	CZK	125	USD	5	02/22/17	—
Bank of America	CZK	713	USD	28	02/22/17	(1)
Bank of America	CZK	45,132	USD	1,800	02/22/17	(4)
Bank of America	HUF	17,655	USD	59	02/22/17	(3)
Bank of America	HUF	37,792	USD	131	02/22/17	—
Bank of America	HUF	516,225	USD	1,785	02/22/17	(14)
Bank of America	IDR	238,396	USD	18	02/22/17	—
Bank of America	IDR	80,253,279	USD	5,862	02/22/17	(142)
Bank of America	ILS	38,436	USD	10,099	02/22/17	(102)
Bank of America	KRW	12,369	USD	11	02/22/17	—
Bank of America	PLN	290	USD	71	02/22/17	(1)
Bank of America	RUB	1,498	USD	25	02/22/17	—
Bank of America	RUB	10,387	USD	166	02/22/17	(7)
Bank of America	RUB	399,889	USD	6,017	02/22/17	(617)
Bank of America	TWD	57,611	USD	1,815	02/22/17	(36)
Bank of Montreal	USD	3,038	AUD	4,021	02/22/17	10
Bank of Montreal	USD	10,109	EUR	9,451	02/22/17	101
Bank of Montreal	USD	1,785	ZAR	26,009	02/22/17	138
Bank of Montreal	CHF	3,042	USD	3,040	02/22/17	(37)
Bank of Montreal	CHF	10,141	USD	10,133	02/22/17	(124)
Bank of Montreal	HKD	14,057	USD	1,813	02/22/17	1
Bank of Montreal	SGD	2,559	USD	1,809	02/22/17	(7)
Barclays	USD	149	BRL	482	02/02/17	4
Barclays	USD	1,080	BRL	3,478	02/02/17	24
Barclays	USD	1,098	BRL	3,435	02/02/17	(8)
Barclays	USD	1,424	BRL	4,454	02/02/17	(11)
Barclays	USD	2,616	BRL	8,324	02/02/17	26
Barclays	USD	169	BRL	550	04/05/17	3
Barclays	USD	204	BRL	669	04/05/17	5
Barclays	USD	278	BRL	912	04/05/17	7
Barclays	USD	280	BRL	918	04/05/17	7
Barclays	USD	454	BRL	1,513	04/05/17	18
Barclays	USD	499	BRL	1,646	04/05/17	16
Barclays	USD	2,584	BRL	8,324	04/05/17	15
Barclays	USD	604	CAD	802	04/04/17	13
Barclays	USD	1,158	COP	3,437,385	02/17/17	14
Barclays	USD	2,154	HUF	640,519	02/17/17	78
Barclays	USD	431	IDR	6,096,313	06/05/17	18
Barclays	USD	232	IDR	3,386,278	11/27/17	11
Barclays	USD	233	IDR	3,391,186	11/27/17	10

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 145

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	233	IDR	3,391,186	11/27/17	10
Barclays	USD	677	IDR	10,018,112	11/27/17	41
Barclays	USD	343	IDR	5,040,630	12/04/17	18
Barclays	USD	344	IDR	5,039,603	12/04/17	17
Barclays	USD	334	IDR	4,752,435	12/13/17	6
Barclays	USD	392	IDR	5,570,441	12/13/17	6
Barclays	USD	527	IDR	7,461,260	12/13/17	6
Barclays	USD	388	IDR	5,540,707	12/14/17	8
Barclays	USD	312	IDR	4,485,413	12/27/17	9
Barclays	USD	385	IDR	5,540,707	12/27/17	11
Barclays	USD	450	IDR	6,482,761	12/27/17	12
Barclays	USD	1,235	IDR	17,784,136	12/27/17	34
Barclays	USD	59	IDR	841,489	01/05/18	1
Barclays	USD	99	IDR	1,411,344	01/05/18	1
Barclays	USD	113	IDR	1,605,543	01/05/18	1
Barclays	USD	286	IDR	4,039,329	01/05/18	2
Barclays	USD	294	IDR	4,170,853	01/08/18	4
Barclays	USD	204	KRW	246,787	04/05/17	10
Barclays	USD	1,634	MYR	7,316	02/17/17	15
Barclays	USD	303	PEN	1,048	02/28/17	17
Barclays	USD	817	PEN	2,763	02/28/17	25
Barclays	USD	1,400	PEN	4,793	07/19/17	39
Barclays	USD	2,320	PLN	9,602	02/17/17	77
Barclays	USD	1,462	RON	6,203	02/17/17	28
Barclays	USD	122	RUB	7,544	04/10/17	1
Barclays	USD	167	RUB	10,170	04/10/17	(1)
Barclays	USD	168	RUB	10,172	04/10/17	(2)
Barclays	USD	304	RUB	18,424	04/10/17	(2)
Barclays	USD	358	RUB	22,195	04/10/17	5
Barclays	USD	524	RUB	31,890	04/10/17	(2)
Barclays	USD	104	SGD	149	02/17/17	1
Barclays	USD	4,354	THB	155,103	02/17/17	51
Barclays	USD	2,090	TRY	7,950	02/17/17	8
Barclays	USD	23	ZAR	315	04/05/17	—
Barclays	USD	80	ZAR	1,110	04/05/17	1
Barclays	USD	88	ZAR	1,226	04/05/17	2
Barclays	USD	364	ZAR	5,102	04/05/17	10
Barclays	BRL	482	USD	154	02/02/17	1
Barclays	BRL	3,435	USD	1,021	02/02/17	(69)
Barclays	BRL	3,435	USD	1,020	02/02/17	(70)
Barclays	BRL	3,478	USD	1,112	02/02/17	9
Barclays	BRL	4,454	USD	1,350	02/02/17	(64)
Barclays	BRL	8,324	USD	2,662	02/02/17	20
Barclays	BRL	8,324	USD	2,585	04/04/17	(15)
Barclays	BRL	8,324	USD	2,573	04/05/17	(27)
Barclays	BRL	3,783	USD	1,080	02/09/18	(29)
Barclays	CAD	802	USD	598	04/04/17	(19)
Barclays	CAD	146	USD	111	07/05/17	(2)
Barclays	CAD	201	USD	151	07/05/17	(4)
Barclays	CAD	387	USD	290	07/05/17	(7)
Barclays	CAD	402	USD	303	07/05/17	(6)
Barclays	CAD	802	USD	604	07/05/17	(13)
Barclays	CAD	886	USD	672	07/05/17	(10)
Barclays	HUF	10,748	USD	37	02/06/17	(1)
Barclays	HUF	85,361	USD	292	02/06/17	(6)
Barclays	HUF	88,831	USD	305	02/06/17	(4)
Barclays	HUF	105,394	USD	357	02/06/17	(10)
Barclays	IDR	4,291,200	USD	320	03/17/17	—
Barclays	IDR	6,096,313	USD	442	06/05/17	(8)
Barclays	IDR	6,482,761	USD	452	11/27/17	(12)
Barclays	IDR	13,704,000	USD	960	11/27/17	(23)
Barclays	IDR	17,784,136	USD	1,237	12/13/17	(34)
Barclays	IDR	5,540,707	USD	385	12/14/17	(11)

See accompanying notes which are an integral part of this quarterly report.

146 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	KRW	246,787	USD	204	04/05/17	(10)
Barclays	KRW	133,540	USD	112	07/06/17	(5)
Barclays	KRW	246,787	USD	205	07/06/17	(10)
Barclays	KRW	463,310	USD	387	07/06/17	(16)
Barclays	KRW	476,024	USD	395	07/06/17	(18)
Barclays	RON	1,468	USD	348	02/17/17	(5)
Barclays	RON	2,010	USD	480	07/19/17	(4)
Barclays	TWD	4,776	USD	152	07/06/17	(2)
Barclays	TWD	5,225	USD	163	07/06/17	(5)
Barclays	TWD	5,301	USD	166	07/06/17	(5)
Barclays	TWD	10,808	USD	340	07/06/17	(9)
Barclays	ZAR	25,807	USD	1,880	02/17/17	(30)
Citibank	USD	610	ARS	10,169	02/13/17	26
Citibank	USD	336	ARS	5,720	04/06/17	13
Citibank	USD	406	ARS	7,005	07/11/17	3
Citibank	USD	1,098	BRL	3,435	02/02/17	(8)
Citibank	USD	150	IDR	2,125,846	12/15/17	2
Citibank	USD	643	IDR	9,150,935	12/15/17	11
Citibank	USD	585	IDR	8,413,874	12/20/17	16
Citibank	USD	154	IDR	2,208,951	12/21/17	4
Citibank	USD	228	IDR	3,275,194	12/21/17	6
Citibank	USD	150	IDR	2,156,988	12/27/17	4
Citibank	USD	150	IDR	2,164,285	12/27/17	4
Citibank	USD	359	IDR	5,174,956	12/27/17	11
Citibank	USD	381	IDR	5,484,144	12/27/17	10
Citibank	USD	584	IDR	8,413,874	12/27/17	16
Citibank	USD	783	IDR	11,276,781	12/27/17	22
Citibank	USD	145	IDR	2,062,126	01/05/18	1
Citibank	USD	376	IDR	5,329,803	01/05/18	3
Citibank	USD	461	IDR	6,543,666	01/05/18	5
Citibank	USD	825	IDR	11,701,266	01/05/18	9
Citibank	USD	938	IDR	13,357,120	01/05/18	14
Citibank	USD	439	IDR	6,248,094	01/08/18	6
Citibank	USD	876	IDR	12,479,799	01/08/18	13
Citibank	USD	693	PEN	2,341	02/28/17	21
Citibank	USD	696	RON	2,954	02/17/17	14
Citibank	USD	38	ZAR	531	04/05/17	1
Citibank	USD	276	ZAR	3,822	04/05/17	5
Citibank	BRL	3,435	USD	1,020	02/02/17	(70)
Citibank	BRL	3,435	USD	1,020	02/02/17	(70)
Citibank	CAD	654	USD	492	07/05/17	(12)
Citibank	HUF	83,611	USD	287	02/06/17	(4)
Citibank	HUF	84,056	USD	287	02/06/17	(6)
Citibank	HUF	95,140	USD	328	02/06/17	(4)
Citibank	HUF	124,606	USD	422	02/06/17	(12)
Citibank	HUF	177,421	USD	598	02/06/17	(20)
Citibank	HUF	218,576	USD	745	02/06/17	(16)
Citibank	IDR	16,938,222	USD	1,265	02/17/17	(3)
Citibank	IDR	11,276,781	USD	784	12/15/17	(22)
Citibank	IDR	8,413,874	USD	585	12/20/17	(16)
Citibank	IDR	5,484,144	USD	381	12/21/17	(11)
Citibank	KRW	215,436	USD	183	07/06/17	(4)
Citibank	KRW	219,616	USD	182	07/06/17	(9)
Citibank	KRW	443,469	USD	371	07/06/17	(14)
Citibank	KRW	453,087	USD	381	07/06/17	(13)
Citibank	NOK	85,391	USD	10,101	02/22/17	(253)
Citibank	PEN	6,788	USD	1,963	02/28/17	(107)
Citibank	RON	4,144	USD	982	02/17/17	(13)
Credit Agricole	EUR	12,167	USD	12,943	02/15/17	(197)
Credit Agricole	GBP	2,111	USD	2,567	02/15/17	(89)
JPMorgan Chase	USD	929	ARS	15,460	04/19/17	10
JPMorgan Chase	USD	1,145	ARS	19,070	04/19/17	12
JPMorgan Chase	USD	405	ARS	7,005	07/11/17	3

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 147

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	501	BRL	1,626	02/02/17	15
JPMorgan Chase	USD	1,098	BRL	3,435	02/02/17	(8)
JPMorgan Chase	USD	1,761	BRL	5,691	02/02/17	45
JPMorgan Chase	USD	318	BRL	1,051	04/05/17	10
JPMorgan Chase	USD	484	BRL	1,613	04/05/17	20
JPMorgan Chase	USD	186	CAD	247	07/05/17	4
JPMorgan Chase	USD	790	CLP	522,111	02/17/17	14
JPMorgan Chase	USD	4,311	HUF	1,281,039	02/17/17	151
JPMorgan Chase	USD	613	IDR	8,956,200	12/04/17	29
JPMorgan Chase	USD	300	IDR	4,331,631	12/27/17	9
JPMorgan Chase	USD	1,750	IDR	25,147,561	12/27/17	45
JPMorgan Chase	USD	183	IDR	2,589,652	01/05/18	2
JPMorgan Chase	USD	189	IDR	2,673,883	01/05/18	2
JPMorgan Chase	USD	308	IDR	4,358,046	01/05/18	2
JPMorgan Chase	USD	380	KRW	458,062	04/05/17	18
JPMorgan Chase	USD	2,320	PLN	9,602	02/17/17	77
JPMorgan Chase	USD	695	RON	2,954	02/17/17	14
JPMorgan Chase	USD	917	RUB	55,489	02/17/17	4
JPMorgan Chase	USD	140	RUB	8,552	04/10/17	—
JPMorgan Chase	USD	186	RUB	11,343	04/10/17	—
JPMorgan Chase	USD	372	RUB	23,008	04/10/17	5
JPMorgan Chase	USD	426	RUB	25,849	04/10/17	(3)
JPMorgan Chase	USD	562	RUB	33,983	04/10/17	(5)
JPMorgan Chase	USD	608	RUB	37,500	04/10/17	6
JPMorgan Chase	USD	156	SGD	223	02/17/17	2
JPMorgan Chase	USD	2,089	TRY	7,950	02/17/17	8
JPMorgan Chase	USD	622	TWD	20,086	04/05/17	25
JPMorgan Chase	USD	39	ZAR	540	04/05/17	1
JPMorgan Chase	USD	185	ZAR	2,566	04/05/17	3
JPMorgan Chase	BRL	1,626	USD	520	02/02/17	4
JPMorgan Chase	BRL	3,435	USD	1,023	02/02/17	(67)
JPMorgan Chase	BRL	3,435	USD	1,020	02/02/17	(70)
JPMorgan Chase	BRL	5,691	USD	1,820	02/02/17	14
JPMorgan Chase	BRL	6,189	USD	1,761	02/09/18	(53)
JPMorgan Chase	CAD	247	USD	186	04/04/17	(4)
JPMorgan Chase	CAD	247	USD	184	04/04/17	(6)
JPMorgan Chase	CAD	636	USD	479	07/05/17	(10)
JPMorgan Chase	CLP	1,212,241	USD	1,806	02/17/17	(61)
JPMorgan Chase	HUF	53,106	USD	181	02/06/17	(4)
JPMorgan Chase	HUF	55,035	USD	189	02/06/17	(3)
JPMorgan Chase	IDR	16,938,222	USD	1,268	02/17/17	—
JPMorgan Chase	IDR	25,147,561	USD	1,756	12/04/17	(46)
JPMorgan Chase	KRW	458,062	USD	379	04/05/17	(19)
JPMorgan Chase	KRW	219,270	USD	182	07/06/17	(8)
JPMorgan Chase	KRW	226,734	USD	190	07/06/17	(7)
JPMorgan Chase	KRW	357,840	USD	299	07/06/17	(12)
JPMorgan Chase	KRW	458,062	USD	380	07/06/17	(18)
JPMorgan Chase	KRW	473,488	USD	395	07/06/17	(16)
JPMorgan Chase	PEN	4,743	USD	1,370	02/28/17	(76)
JPMorgan Chase	PHP	16,678	USD	335	02/17/17	(1)
JPMorgan Chase	RON	3,609	USD	860	07/19/17	(10)
JPMorgan Chase	SGD	5,827	USD	4,055	02/17/17	(80)
JPMorgan Chase	TWD	20,086	USD	620	04/05/17	(26)
JPMorgan Chase	TWD	5,364	USD	171	07/06/17	(2)
JPMorgan Chase	TWD	5,860	USD	184	07/06/17	(5)
JPMorgan Chase	TWD	5,885	USD	185	07/06/17	(5)
JPMorgan Chase	TWD	17,517	USD	548	07/06/17	(17)
JPMorgan Chase	TWD	20,086	USD	623	07/06/17	(25)
JPMorgan Chase	TWD	25,087	USD	782	07/06/17	(28)
Royal Bank of Canada	USD	3,046	NZD	4,236	02/22/17	60
Royal Bank of Canada	USD	14,216	NZD	19,767	02/22/17	278
Royal Bank of Canada	SEK	26,873	USD	3,015	02/22/17	(59)
Royal Bank of Canada	SEK	125,405	USD	14,072	02/22/17	(277)

See accompanying notes which are an integral part of this quarterly report.

148 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands

							Unrealized
							Appreciation
			Amount		Amount		(Depreciation)
	Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered		USD	497	BRL	1,602	02/02/17	11
Standard Chartered		USD	1,061	BRL	3,435	02/02/17	29
Standard Chartered		USD	1,098	BRL	3,435	02/02/17	(8)
Standard Chartered		USD	1,192	BRL	3,781	02/02/17	8
Standard Chartered		USD	1,468	BRL	4,693	02/02/17	21
Standard Chartered		USD	44	BRL	143	04/05/17	1
Standard Chartered		USD	121	BRL	400	04/05/17	4
Standard Chartered		USD	190	HUF	54,525	02/17/17	—
Standard Chartered		USD	2,155	HUF	640,519	02/17/17	76
Standard Chartered		USD	419	IDR	6,111,128	12/04/17	19
Standard Chartered		USD	374	IDR	5,320,671	12/15/17	6
Standard Chartered		USD	299	IDR	4,317,037	12/27/17	9
Standard Chartered		USD	311	IDR	4,464,945	12/27/17	8
Standard Chartered		USD	369	IDR	5,320,671	12/27/17	11
Standard Chartered		USD	938	IDR	13,516,580	01/05/18	25
Standard Chartered		USD	200	KRW	241,443	04/05/17	10
Standard Chartered		USD	694	MXN	14,416	02/02/17	(3)
Standard Chartered		USD	905	MXN	18,798	02/02/17	(4)
Standard Chartered		USD	2,858	MXN	62,192	02/17/17	119
Standard Chartered		USD	2,321	PLN	9,602	02/17/17	76
Standard Chartered		USD	1	RON	6	02/17/17	—
Standard Chartered		USD	270	RON	1,125	02/17/17	—
Standard Chartered		USD	1,439	SGD	2,050	02/17/17	16
Standard Chartered		USD	540	THB	19,319	02/17/17	9
Standard Chartered		USD	640	THB	22,465	02/17/17	(2)
Standard Chartered		USD	1,075	TRY	4,061	02/02/17	1
Standard Chartered		USD	2,089	TRY	7,950	02/17/17	9
Standard Chartered		USD	162	TWD	5,247	04/05/17	6
Standard Chartered		USD	402	ZAR	5,425	02/02/17	—
Standard Chartered		USD	403	ZAR	5,436	02/02/17	—
Standard Chartered		USD	150	ZAR	2,071	04/05/17	2
Standard Chartered		USD	156	ZAR	2,164	04/05/17	3
Standard Chartered		USD	245	ZAR	3,395	04/05/17	4
Standard Chartered		USD	332	ZAR	4,610	04/05/17	7
Standard Chartered		BRL	1,602	USD	512	02/02/17	4
Standard Chartered		BRL	3,435	USD	1,098	02/02/17	8
Standard Chartered		BRL	3,435	USD	1,020	02/02/17	(70)
Standard Chartered		BRL	3,435	USD	1,020	02/02/17	(70)
Standard Chartered		BRL	3,781	USD	1,209	02/02/17	9
Standard Chartered		BRL	4,693	USD	1,501	02/02/17	11
Standard Chartered		BRL	4,776	USD	1,516	02/02/17	—
Standard Chartered		BRL	1,742	USD	497	02/09/18	(13)
Standard Chartered		CLP	1,212,241	USD	1,804	02/17/17	(63)
Standard Chartered		HUF	55,454	USD	187	02/06/17	(6)
Standard Chartered		IDR	16,938,222	USD	1,267	02/17/17	(1)
Standard Chartered		IDR	5,320,671	USD	369	12/15/17	(11)
Standard Chartered		KRW	241,443	USD	200	04/05/17	(10)
Standard Chartered		KRW	163,921	USD	139	07/06/17	(3)
Standard Chartered		KRW	241,443	USD	200	07/06/17	(10)
Standard Chartered		KRW	250,650	USD	211	07/06/17	(7)
Standard Chartered		MXN	18,798	USD	904	02/17/17	4
Standard Chartered		PLN	760	USD	190	02/17/17	—
Standard Chartered		TRY	4,061	USD	1,071	02/17/17	(1)
Standard Chartered		TWD	5,247	USD	162	04/05/17	(7)
Standard Chartered		TWD	1,552	USD	49	07/06/17	(2)
Standard Chartered		TWD	5,247	USD	163	07/06/17	(7)
Standard Chartered		TWD	8,190	USD	258	07/06/17	(7)
Standard Chartered		TWD	13,730	USD	432	07/06/17	(11)
Standard Chartered		ZAR	5,425	USD	401	02/17/17	—
State Street		USD	10,147	GBP	8,246	02/22/17	231
State Street		USD	7	HKD	53	02/22/17	—
State Street		USD	10,202	JPY	1,154,962	02/22/17	32
State Street		CAD	660	USD	496	03/08/17	(12)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 149

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	CHF	249	USD	243	02/06/17	(9)
State Street	DKK	21,080	USD	3,035	02/22/17	(27)
State Street	DKK	6,100	USD	884	03/08/17	(3)
State Street	EUR	122,666	USD	128,143	02/06/17	(4,291)
State Street	EUR	46,000	USD	49,618	03/08/17	(107)
State Street	GBP	130	USD	159	02/06/17	(4)
State Street	GBP	239	USD	291	02/06/17	(10)
State Street	GBP	420	USD	518	02/06/17	(11)
State Street	GBP	20,198	USD	24,827	02/06/17	(582)
State Street	GBP	11,545	USD	14,205	02/22/17	(323)
State Street	GBP	5,950	USD	7,585	03/08/17	95
State Street	HKD	13	USD	2	02/22/17	—
State Street	JPY	1,616,947	USD	14,283	02/22/17	(45)
State Street	SGD	12	USD	9	02/22/17	—
State Street	SGD	15	USD	11	02/22/17	—
State Street	SGD	615	USD	433	03/08/17	(3)
State Street	ZAR	174	USD	13	02/22/17	—
State Street	ZAR	1,466	USD	103	02/22/17	(5)
UBS	USD	1,098	BRL	3,435	02/02/17	(8)
UBS	USD	1,098	BRL	3,435	02/02/17	(8)
UBS	USD	1,761	BRL	5,689	02/02/17	44
UBS	USD	187	BRL	610	04/05/17	3
UBS	USD	658	BRL	2,163	04/05/17	17
UBS	USD	662	BRL	2,168	04/05/17	15
UBS	USD	734	BRL	2,405	04/05/17	17
UBS	USD	189	IDR	2,673,883	01/05/18	2
UBS	BRL	3,435	USD	1,021	02/02/17	(69)
UBS	BRL	3,435	USD	1,020	02/02/17	(69)
UBS	BRL	5,689	USD	1,819	02/02/17	14
UBS	BRL	6,187	USD	1,761	02/09/18	(53)
UBS	CAD	156	USD	118	07/05/17	(2)
UBS	CAD	236	USD	177	07/05/17	(5)
UBS	CAD	886	USD	671	07/05/17	(11)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(7,236)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	JPMorgan Chase	USD	51,000	1.000%	12/20/21	(3,065)
CDX Emerging Markets Index	JPMorgan Chase	USD	36,000	1.000%	12/20/21	(2,163)
CDX NA High Yield Index	Morgan Stanley	USD	35,000	5.000%	12/20/21	2,204
CDX NA High Yield Index	Morgan Stanley	USD	50,000	5.000%	12/20/21	3,148
iTraxx Europe Index	Goldman Sachs	EUR	22,000	5.000%	12/20/21	2,076
iTraxx Europe Index	Goldman Sachs	EUR	17,000	5.000%	12/20/21	1,604
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $782						3,804

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Fixed Income Investments
Argentina	$—	$25,000	$—	$—	$25,000

See accompanying notes which are an integral part of this quarterly report.

150 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Australia	—	1,929	—	—	1,929
Austria	—	1,866	—	—	1,866
Azerbaijan	—	1,931	—	—	1,931
Bahrain	—	2,100	—	—	2,100
Belgium	—	3,106	—	—	3,106
Bermuda	—	3,801	—	—	3,801
Brazil	—	46,087	—	—	46,087
Canada	—	50,570	—	—	50,570
Cayman Islands	—	7,533	—	—	7,533
Chile	—	6,187	—	—	6,187
China	—	4,960	—	—	4,960
Colombia	—	26,101	—	—	26,101
Costa Rica	—	5,709	—	—	5,709
Croatia	—	5,909	—	—	5,909
Denmark	—	582	305	—	887
Dominican Republic	—	10,443	—	—	10,443
Egypt	—	8,444	—	—	8,444
El Salvador	—	7,333	—	—	7,333
Ethiopia	—	899	—	—	899
Finland	—	524	—	—	524
France	—	37,534	—	—	37,534
Gabon	—	459	—	—	459
Germany	—	15,833	—	—	15,833
Ghana	—	7,230	—	—	7,230
Greece	—	3,230	—	—	3,230
Honduras	—	3,164	—	—	3,164
Hungary	—	15,082	—	—	15,082
Indonesia	—	36,883	—	—	36,883
Iraq	—	3,940	—	—	3,940
Ireland	—	15,737	—	—	15,737
Israel	—	4,038	—	—	4,038
Italy	—	21,959	—	—	21,959
Ivory Coast	—	1,361	—	—	1,361
Japan	—	912	—	—	912
Jersey	—	2,252	—	—	2,252
Kazakhstan	—	14,466	—	—	14,466
Kenya	—	3,033	—	—	3,033
Lebanon	—	5,122	—	—	5,122
Luxembourg	—	84,307	—	—	84,307
Malaysia	—	19,602	—	—	19,602
Mexico	—	56,806	—	—	56,806
Mongolia	—	7,431	—	—	7,431
Morocco	—	1,307	—	—	1,307
Mozambique	—	620	—	—	620
Netherlands	—	47,462	—	—	47,462
Nigeria	—	1,016	—	—	1,016
Norway	—	496	—	—	496

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 151

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Pakistan	—	10,365	—	—	10,365
Panama	—	8,302	—	—	8,302
Paraguay	—	3,597	—	—	3,597
Peru	—	14,422	—	—	14,422
Philippines	—	3,189	—	—	3,189
Poland	—	22,314	—	—	22,314
Portugal	—	328	—	—	328
Romania	—	4,787	—	—	4,787
Russia	—	16,847	—	—	16,847
Serbia	—	7,105	—	—	7,105
Singapore	—	422	—	—	422
Slovenia	—	2,226	—	—	2,226
South Africa	—	34,888	—	—	34,888
Spain	—	7,988	451	—	8,439
Sri Lanka	—	9,618	—	—	9,618
Sweden	—	806	—	—	806
Switzerland	—	1,034	—	—	1,034
Thailand	—	16,042	—	—	16,042
Turkey	—	34,268	—	—	34,268
Ukraine	—	10,217	—	—	10,217
United Kingdom	—	71,027	—	—	71,027
United States	—	796,822	—	—	796,822
Venezuela, Bolivarian Republic of	—	20,588	—	—	20,588
Vietnam	—	1,635	—	—	1,635
Common Stocks	—	—	17	—	17
Preferred Stocks	6,746	—	—	—	6,746
Options Purchased	—	459	—	—	459
Warrants & Rights	—	—	512	—	512
Short-Term Investments	—	72,068	6,127	126,870	205,065
Total Investments	6,746	1,803,660	7,412	126,870	1,944,688

Other Financial Instruments
Assets
Futures Contracts	1,661	—	—	—	1,661
Foreign Currency Exchange Contracts	1	4,139	—	—	4,140
Credit Default Swap Contracts	—	9,032	—	—	9,032
Liabilities
Futures Contracts	(2,415)	—	—	—	(2,415)
Options Written	—	(195)	—	—	(195)
Foreign Currency Exchange Contracts	(7)	(11,369)	—	—	(11,376)
Credit Default Swap Contracts	—	(5,228)	—	—	(5,228)
Total Other Financial Instruments*	$(760)	$(3,621)	$—	$—	$(4,381)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

See accompanying notes which are an integral part of this quarterly report.

152 Russell Global Opportunistic Credit Fund

Russell Investment Company
Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund 153

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 55.5%			5.625% due 02/15/21	1,250	1,312
Corporate Bonds and Notes - 20.4%			CenturyLink, Inc.
ACI Worldwide, Inc.			Series S
6.375% due 08/15/20 (Þ)	1,500	1,545	6.450% due 06/15/21	250	266
ADT Corp. (The)			Series V
6.250% due 10/15/21	2,250	2,446	5.625% due 04/01/20	1,250	1,319
AECOM Global II LLC / URS Fox US,			CHS/Community Health Systems, Inc.
LP			5.125% due 08/15/18	1,400	1,404
5.000% due 04/01/22	431	439	Churchill Downs, Inc.
Air Lease Corp.			5.375% due 12/15/21	430	446
2.125% due 01/15/20	500	494	CIT Group, Inc.
Aircastle, Ltd.			5.250% due 03/15/18	300	310
5.125% due 03/15/21	1,600	1,681	3.875% due 02/19/19	750	766
Alere, Inc.			CNH Industrial Capital LLC
7.250% due 07/01/18	800	809	Series WI
Alliance Data Systems Corp.			3.375% due 07/15/19	1,000	1,010
6.375% due 04/01/20 (Þ)	650	659	CNO Financial Group, Inc.
Series 144a			4.500% due 05/30/20	1,350	1,387
5.875% due 11/01/21 (Þ)	250	258	CommScope, Inc.
Ally Financial, Inc.			5.000% due 06/15/21 (Þ)	1,650	1,692
3.250% due 11/05/18	1,000	1,008	Crown Americas LLC / Crown Capital
AMC Entertainment Holdings, Inc.			Corp.
5.875% due 02/15/22	1,125	1,176	4.250% due 09/30/26 (Þ)	200	191
American Airlines Group, Inc.			CSC Holdings LLC
4.625% due 03/01/20 (Þ)	250	252	7.625% due 07/15/18	1,000	1,073
American Equity Investment Life			5.500% due 04/15/27 (Þ)	375	381
Holding Co.			Diamond 1 Finance Corp. / Diamond 2
6.625% due 07/15/21	1,000	1,047	Finance Corp
Amsted Industries, Inc.			5.875% due 06/15/21 (Þ)	75	79
5.000% due 03/15/22 (Þ)	1,000	1,003	7.125% due 06/15/24 (Þ)	100	109
Amsurg Corp.			DISH DBS Corp.
5.625% due 07/15/22	750	773	4.250% due 04/01/18	1,000	1,020
Anixter, Inc.			Edgewell Personal Care Co.
5.625% due 05/01/19	1,000	1,051	4.700% due 05/19/21	750	789
Antero Resources Corp.			Envision Healthcare Corp.
5.375% due 11/01/21	1,000	1,026	6.250% due 12/01/24 (Å)	106	112
Avis Budget Car Rental LLC / Avis			Equinix, Inc.
Budget Finance, Inc.
			5.375% due 01/01/22	1,000	1,058
6.375% due 04/01/24 (Þ)	200	197	Fidelity & Guaranty Life Holdings, Inc.
B&G Foods, Inc.
			6.375% due 04/01/21 (Þ)	650	652
4.625% due 06/01/21	500	511	First Data Corp.
Ball Corp.
			6.750% due 11/01/20 (Þ)	142	147
4.375% due 12/15/20	500	525	Fresenius Medical Care US Finance II,
Cable One, Inc.			Inc.
5.750% due 06/15/22 (Þ)	125	131	4.125% due 10/15/20 (Þ)	650	666
CBS Radio, Inc.			Frontier Communications Corp.
7.250% due 11/01/24 (Þ)	200	208	8.125% due 10/01/18	650	702
CCO Holdings LLC / CCO Holdings
Capital Corp.			7.125% due 03/15/19	700	746
			Genesys Telecommunications
5.250% due 03/15/21	1,750	1,799	Laboratories, Inc./Greeneden Lux 3
Cedar Fair, LP / Canada's Wonderland			Sarl/Greeneden US Ho
Co. / Magnum Management Corp.
			10.000% due 11/30/24 (Å)	145	157
5.250% due 03/15/21	1,000	1,030	GLP Capital, LP / GLP Financing II, Inc.
Centene Corp.
			4.875% due 11/01/20	700	735
4.750% due 01/15/25 (Å)	39	38
Series WI			4.375% due 04/15/21	1,000	1,040

See accompanying notes which are an integral part of this quarterly report.

154 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Graphic Packaging International, Inc.			Nielsen Finance LLC / Nielsen Finance
4.750% due 04/15/21	500	527	Co.
Gray Television, Inc.			4.500% due 10/01/20	1,000	1,023

5.125% due 10/15/24 (Þ)	200	197	Nuance Communications, Inc.
HCA, Inc.			5.375% due 08/15/20 (Þ)	300	308
3.750% due 03/15/19	1,500	1,526	Orbital ATK, Inc.
			Series WI

Hospitality Properties Trust			5.250% due 10/01/21	650	674
4.250% due 02/15/21	1,000	1,036
			Oshkosh Corp.

HRG Group, Inc.			5.375% due 03/01/22	575	599
7.875% due 07/15/19	800	836	Outfront Media Capital LLC / Outfront
Hughes Satellite Systems Corp.			Media Capital Corp.
6.500% due 06/15/19	1,000	1,075	Series WI
7.625% due 06/15/21	700	771	5.250% due 02/15/22	1,400	1,449
Icahn Enterprises LP / Icahn Enterprises			Pattern Energy Group, Inc.
Finance Corp.			5.875% due 02/01/24 (Þ)	34	35
6.250% due 02/01/22 (Þ)	634	639	Penn National Gaming, Inc.
6.750% due 02/01/24 (Þ)	34	34	5.625% due 01/15/27 (Þ)	34	34
Infor US, Inc.			Pinnacle Entertainment, Inc.
5.750% due 08/15/20 (Þ)	500	520	5.625% due 05/01/24 (Þ)	449	455
International Game Technology PLC			Pinnacle Foods Finance LLC / Pinnacle

5.625% due 02/15/20 (Þ)	1,400	1,481	Foods Finance Corp.
Iron Mountain US Holdings, Inc.			4.875% due 05/01/21	1,000	1,026

5.375% due 06/01/26 (Þ)	125	120	Post Holdings, Inc.
Iron Mountain, Inc.			6.750% due 12/01/21 (Þ)	1,300	1,378

6.000% due 10/01/20 (Þ)	900	943	Radio One, Inc.
4.375% due 06/01/21 (Þ)	925	953	7.375% due 04/15/22 (Þ)	275	282
			Regal Entertainment Group
Isle of Capri Casinos, Inc.			5.750% due 03/15/22	1,300	1,352
5.875% due 03/15/21	500	517
			Reynolds Group Issuer, Inc.
JPMorgan Chase & Co.			4.523% due 07/15/21 (Ê)(Þ)	650	669
1.588% due 04/25/18 (Ê)	600	601	Reynolds Group Issuer, Inc. / Reynolds

Kinetic Concepts, Inc. / KCI USA, Inc.			Group Issuer LLC
7.875% due 02/15/21 (Þ)	1,000	1,080	5.750% due 10/15/20	1,000	1,030
Leidos Holdings, Inc.			RHP Hotel Properties, LP / RHP
4.450% due 12/01/20	700	732	Finance Corp.
Level 3 Financing, Inc.			5.000% due 04/15/21	750	765
Series WI			Service Corp. International
6.125% due 01/15/21	350	362	5.375% due 01/15/22	1,000	1,040
LifePoint Health, Inc.			Silgan Holdings, Inc.
5.500% due 12/01/21	1,675	1,716	5.000% due 04/01/20	500	507
Lions Gate Entertainment Corp.			Sinclair Television Group, Inc.
5.875% due 11/01/24 (Å)	39	40	5.375% due 04/01/21	750	771
MGM Resorts International			Sirius XM Radio, Inc.
5.250% due 03/31/20	1,000	1,051	4.250% due 05/15/20 (Þ)	750	761
Morgan Stanley			Six Flags Entertainment Corp.
1.893% due 01/24/19 (Ê)	600	604	5.250% due 01/15/21 (Þ)	1,000	1,028
MPT Operating Partnership, LP / MPT			Starwood Property Trust, Inc.
Finance Corp.
			5.000% due 12/15/21 (Þ)	1,000	1,016
6.375% due 02/15/22	750	776

NAI Entertainment Holdings / NAI			Station Casinos LLC
Entertainment Holdings Finance			7.500% due 03/01/21	750	780
Corp.			Tech Data Corp.
5.000% due 08/01/18 (Þ)	500	504	3.700% due 02/15/22	1,000	1,000
Netflix, Inc.			TEGNA, Inc.
5.375% due 02/01/21	750	805	5.125% due 10/15/19	600	615
Nexstar Escrow Corp.			4.875% due 09/15/21 (Þ)	900	923
5.625% due 08/01/24 (Þ)	200	200	Tenet Healthcare Corp.

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 155

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 10/01/20	1,600	1,687	Harbourview CLO VII, Ltd.
Tesoro Logistics, LP / Tesoro Logistics			Series 2014-7A Class E
Finance Corp.			6.039% due 11/18/26 (Å)(Ê)	250	235
Series WI			Hyperion Insurance Group, Ltd. Term
5.500% due 10/15/19	250	265	Loan B
T-Mobile USA, Inc.			5.500% due 04/30/22 (Ê)	524	525
6.542% due 04/28/20	800	823	IHO Verwaltungs GmbH
TreeHouse Foods, Inc.			4.125% due 09/15/21 (Þ)	1,300	1,308
4.875% due 03/15/22	895	922	International Automotive Components
			Group SA

Vertiv Group Corp.			9.125% due 06/01/18 (Å)	475	476
9.250% due 10/15/24 (Þ)	200	211
			Lincoln Finance, Ltd

ViaSat, Inc.			7.375% due 04/15/21 (Þ)	1,000	1,060
6.875% due 06/15/20	800	822
			MidOcean Credit CLO III

WellCare Health Plans, Inc.			Series 2014-3A Class E
5.750% due 11/15/20	500	516
			5.947% due 07/21/26 (Å)(Ê)	275	257
Wells Fargo & Co.			Mondelez International Holdings
1.501% due 04/22/19 (Ê)	600	599	Netherlands BV
WESCO Distribution, Inc.			2.000% due 10/28/21 (Þ)	175	168
5.375% due 06/15/24 (Þ)	98	100	Mood Media Corp. Term Loan
Yum! Brands, Inc.			7.000% due 05/01/19 (Ê)	624	612
3.750% due 11/01/21	600	609	Open Text Corp.
Zayo Group LLC / Zayo Capital Co.			5.875% due 06/01/26 (Å)	78	82
5.750% due 01/15/27 (Þ)	85	87	Park Aerospace Holdings, Ltd.
		85,482	5.250% due 08/15/22 (Þ)	62	64
International Debt - 3.9%			5.500% due 02/15/24 (Þ)	39	40
1011778 BC ULC / New Red Finance,			Playa Resorts Holding BV 1st Lien Term
Inc.
4.625% due 01/15/22 (Þ)	1,250	1,283	Loan B
1011778 BC Unlimited Liability Co.			4.000% due 08/09/19 (Ê)	498	498
Term Loan B2			Rexel SA
3.750% due 12/12/21 (Ê)	499	503	5.250% due 06/15/20 (Þ)	330	340
AerCap Ireland Capital DAC / AerCap			Ritchie Bros. Auctioneers, Inc.
Global Aviation Trust			5.375% due 01/15/25 (Þ)	250	255
4.250% due 07/01/20	750	778	Trader Corp. Term Loan
AerCap Ireland Capital, Ltd. / AerCap			5.000% due 08/09/23	250	252
Global Aviation Trust			Travelport Finance Luxembourg Sarl
3.750% due 05/15/19	750	768	5.000% due 09/02/21 (Ê)	249	251
ALPHA 3 BV			Veresen Midstream, LP
6.250% due 02/01/25 (Þ)	46	46	5.250% due 03/31/22 (Ê)	249	251
Ardagh Packaging Finance PLC /			Virgin Media Investment Holdings, Ltd.
Ardagh Holdings USA, Inc.			Term Loan I
4.156% due 05/15/21 (Ê)(Þ)	750	770	3.517% due 01/31/25	750	754
Bank of Montreal			Wind Acquisition Finance SA
Series 3FRN
			4.750% due 07/15/20 (Þ)	575	585
1.370% due 04/10/18 (Ê)	600	600	Zais CLO 5, Ltd.
Cogeco Cable, Inc.			Series 2016-2A Class C
4.875% due 05/01/20 (Þ)	750	773	5.216% due 10/15/28 (Å)(Ê)	300	301
Commonwealth Bank of Australia					16,462
Series REGS			Loan Agreements - 15.2%
1.521% due 11/07/19 (Ê)	600	601	Advanced Disposal Services, Inc. Term
Delta 2 Lux Sarl Covenant-Lite Term			Loan B3
Loan B3			3.500% due 11/10/23 (Ê)	123	124
4.750% due 07/30/21 (Ê)	750	754	Albertson's LLC 1st Lien Term Loan B4
FMG Resources Pty, Ltd. Covenant-Lite
			3.778% due 08/23/21 (Ê)	305	306

1st Lien Term Loan B			Alliant Holdings Intermediate LLC 1st
3.750% due 06/30/19	748	753	Lien Term Loan B2
Grifols Worldwide Operations, Ltd.			5.253% due 08/14/22 (Ê)	249	250
5.250% due 04/01/22	500	519

See accompanying notes which are an integral part of this quarterly report.

156 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
American Airlines, Inc. Term Loan			8.750% due 08/03/22 (Ê)	249	249
3.276% due 05/21/20 (Ê)	250	251	CBS Radio, Inc. Term Loan B
American Airlines, Inc. Term Loan B			4.500% due 10/17/23 (Ê)	514	518
3.276% due 04/28/23 (Ê)	250	251	Cengage Learning, Inc. Term Loan B
Ancestry.com Operations, Inc. 1st Lien
			5.250% due 06/07/23 (Ê)	746	693
Term Loan
5.250% due 10/19/23 (Ê)	245	248	CH Hold Corp. 1st Lien Term Loan
			1.000% due 01/18/24 (v)	1,197	1,206

AP Gaming I LLC 1st Lien Term Loan B			CH Hold Corp. 2nd Lien Term Loan
9.250% due 12/20/20 (Ê)	496	496
Arbor Pharmaceuticals, Inc. Term Loan			1.000% due 01/18/25 (v)	125	126
B			CH Hold Corp. Term Loan B
6.000% due 06/28/23	498	505	1.000% due 01/18/24 (v)	120	121
Arctic Glacier USA, Inc. 1st Lien Term			Charcoal Holdings LLC 1st Lien Term
Loan			Loan
6.000% due 05/13/19 (Ê)	803	802	0.057% due 07/03/23	749	756
			Charter Communications LLC Term

AssuredPartners, Inc. Term Loan B			Loan H
5.250% due 10/21/22 (Ê)	499	504
			2.780% due 01/15/22	995	996
Asurion LLC Term Loan B			Checkout Holding Corp. Covenant-Lite
5.000% due 08/04/22 (Ê)	497	503	1st Lien Term Loan B
Asurion LLC Term Loan B4			4.500% due 04/09/21 (Ê)	249	218
5.000% due 08/04/22	250	253	Chemours Co. 1st Lien Term Loan B
Atotech BV Term Loan B1			3.780% due 05/12/22 (Ê)	375	374
1.000% due 01/24/24 (v)	375	377	Chrysler Group LLC 1st Lien Term
Avantor Performance Materials Holdings,			Loan B
Inc. 1st Lien Term Loan			3.250% due 12/31/18 (Ê)	1,000	1,000
6.000% due 06/21/22 (Ê)	647	655	CHS/Community Health Systems, Inc.
Avaya, Inc.			1st Lien Term Loan G
6.282% due 05/29/20 (Ê)	624	517	3.750% due 12/31/19 (Ê)	973	923
Avolon Holdings, Ltd. Term Loan B			Ciena Corp. Term Loan B
1.000% due 01/13/22 (v)	125	127	4.250% due 04/25/21 (Ê)	202	203
Bass Pro Group LLC Term Loan B			Cision, Inc. Term Loan B
5.970% due 11/14/23	475	460	7.000% due 05/12/23	746	745
BBB Industries US Holdings, Inc. 2nd			CityCenter Holdings, LLC 1st Lien Term
Lien Term Loan			Loan B
9.750% due 11/03/22 (Ê)	250	242	5.000% due 10/16/20 (Ê)	50	51
Berry Plastics Group, Inc. Term Loan I			Commercial Barge Line Co. 1st Lien
			Term Loan
3.750% due 10/03/22	625	629
BioScrip, Inc.			9.750% due 11/12/20 (Ê)	494	467
			Constellation Brands, Inc. Term Loan B
6.500% due 07/31/20 (Ê)	486	464
BJ's Wholesale Club, Inc. 1st Lien Term			0.047% due 11/14/23	375	379
Loan			ConvergeOne Holdings Corp. Covenant-
			Lite 1st Lien Term Loan
1.000% due 01/26/24 (v)	675	674
BJ's Wholesale Club, Inc. 2nd Lien Term			6.375% due 06/17/20 (Ê)	443	441
Loan			Cortes NP Acquisition Corporation Term
			Loan B
1.000% due 01/26/25 (v)	250	253
BMC Software Finance, Inc. 1st Lien			6.000% due 11/30/23 (Ê)	1,100	1,106
Term Loan B			CPI Acquisition, Inc. Term Loan B
5.000% due 09/10/20 (Ê)	124	123	5.834% due 08/17/22 (Ê)	478	432
Brickman Group, Ltd. LLC (The) 1st			Creative Artists Agency LLC Term Loan
Lien Term Loan B			B
4.000% due 12/18/20 (Ê)	497	499	5.000% due 12/17/21 (Ê)	499	504
BWAY Holding Co. 1st Lien Term Loan			CSRA, Inc. Term Loan
B			0.034% due 10/29/22 (Ê)	409	411
4.750% due 08/14/23 (Ê)	743	747	Cvent, Inc. 1st Lien Term Loan B
Caesars Entertainment Corp. 1st Lien
			6.000% due 11/29/23 (Ê)	500	505
Term Loan B

7.000% due 10/11/20 (Ê)	1,245	1,255	Dell International LLC Term Loan B
			4.000% due 09/07/23 (Ê)	998	1,001
Cast & Crew Payroll LLC Term Loan B			DigitalGlobe, Inc. 1st Lien Term Loan B

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 157

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.530% due 12/22/23 (Ê)	500	503	3.766% due 10/12/23	250	251
EagleView Technology Corp. 1st Lien			MCC Iowa LLC Term Loan H
Term Loan			3.250% due 01/29/21 (Ê)	375	377
5.280% due 07/15/22 (Ê)	125	125	Mergermarket USA, Inc. 1st Lien Term
EagleView Technology Corp. 2nd Lien			Loan
Term Loan			4.500% due 02/04/21 (Ê)	498	494
9.250% due 09/28/23 (Ê)	250	248	MGM Growth Properties Operating
Eastman Kodak Co. Term Loan			Partnership, LP Term Loan B
7.250% due 09/03/19 (Ê)	500	501	3.528% due 04/25/23 (Ê)	497	501
EnergySolutions LLC 1st Lien Term			Mission Broadcasting, Inc. 1st Lien Term
Loan B			Loan B
6.750% due 05/29/20 (Ê)	802	808	3.767% due 01/17/24 (Ê)	67	68
Envision Healthcare Corp. Term Loan B			MRI Software LLC Term Loan
4.000% due 11/17/23 (Ê)	500	505	5.250% due 06/18/21	363	359
ESH Hospitality, Inc. Term Loan B			7.000% due 09/29/23	136	135
3.778% due 08/30/23 (Ê)			MSC. Software Corp. 1st Lien Term Loan
First Data Corp Term Loan	249	250	5.000% due 05/29/20 (Ê)	249	246
3.775% due 07/10/22 (Ê)	500	503	NBTY, Inc. Term Loan B
Focus Brands, Inc. 1st Lien Term Loan			5.000% due 05/05/23 (Ê)	498	500
5.000% due 10/03/23 (Ê)	481	488	Nexstar Broadcasting, Inc. 1st Lien Term
FPC Holdings, Inc. 1st Lien Term Loan			Loan B
5.250% due 11/27/19 (Ê)	623	592	3.767% due 01/17/24 (Ê)	229	232
GENEX Services, Inc. Term Loan			Optiv Security, Inc. 1st Lien Term Loan
5.250% due 05/30/21 (Ê)	500	503	1.000% due 01/19/24 (v)	375	377
Getty Images, Inc. 1st Lien Term Loan B			Penn National Gaming, Inc. Term Loan B
4.750% due 10/18/19 (Ê)	497	429	1.000% due 01/13/24 (v)	375	378
Grifols Worldwide Operations USA, Inc.			Pharmaceutical Product Development
Term Loan			LLC Term Loan B
1.000% due 12/20/23 (v)	711	715	1.000% due 08/18/22 (Ê)(v)	375	376
Gruden Acquisition, Inc. 1st Lien Term			Pilot Travel Centers LLC 1st Lien Term
Loan			Loan B
5.750% due 08/18/22 (Ê)	500	491	1.000% due 05/25/23 (Ê)(v)	600	600
Harbor Freight Tools USA, Inc. Term			Pinnacle Entertainment, Inc. Term Loan
Loan B			B
3.778% due 08/16/23 (Ê)	148	149	3.250% due 04/28/23	568	574
Harland Clarke Holdings Corp. Term			Pinnacle Foods Finance LLC Term
Loan B4			Loan B
6.993% due 08/04/19 (Ê)	493	493	3.780% due 01/27/24	1,750	1,752
HCA Inc. Term Loan B7			Pre-Paid Legal Services, Inc. 2nd Lien
			Term Loan
3.588% due 03/01/24	749	754
Intrawest Operations Group LLC Term			10.250% due 07/01/20 (Ê)	250	251
Loan			Prime Security Services Borrower LLC
			1st Lien Term Loan
4.500% due 12/09/20 (Ê)	248	251
Kraton Polymers LLC Term Loan B			4.250% due 05/02/22	499	503
			Prospect Medical Holdings, Inc. 1st Lien
5.778% due 01/06/22 (Ê)	500	506	Term Loan B
Kronos, Inc. 1st Lien Term Loan
			7.000% due 06/30/22 (Ê)	272	270
5.000% due 11/01/23 (Ê)	300	303	Quest Software US Holdings, Inc. Term
Landry's, Inc. 1st Lien Term Loan			Loan
5.750% due 09/22/23 (Ê)	625	630	7.000% due 10/31/22 (Ê)	750	760
Lannett Co., Inc. Term Loan A			Quincy Newspapers, Inc. Term Loan B
5.750% due 11/25/20 (Ê)	244	235	5.000% due 11/02/22 (Ê)	239	239
Learfield Communications, Inc. 1st Lien			Realogy Corp. Term Loan B
Term Loan
			3.026% due 01/13/24	250	252
4.250% due 11/17/23	250	252	Realogy Group LLC Term Loan B
Level 3 Financing, Inc. Term Loan B2
			3.750% due 07/14/22 (Ê)	249	250
3.513% due 05/31/22 (Ê)	1,000	1,008	RentPath, Inc. 1st Lien Term Loan
Lions Gate Enterntainment, Inc. 1st Lien
Term Loan			6.250% due 12/17/21 (Ê)	249	248

See accompanying notes which are an integral part of this quarterly report.

158 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Reynolds Group Holdings, Inc. Term
			3.750% due 12/27/20 (Ê)	249	250
Loan
4.250% due 01/21/23 (Ê)	249	250	TruGreen, LP 1st Lien Term Loan
			6.500% due 04/13/23 (Ê)	499	505
4.250% due 02/05/23	250	251	UFC Holdings LLC 1st Lien Term Loan	249	250
Riverbed Technology, Inc. Term Loan			5.000% due 08/18/23 (Ê)
4.250% due 04/27/22 (Ê)	500	503	UFC Holdings LLC 2nd Lien Term Loan	215	220
Rovi Solutions Corp. Term Loan B			8.500% due 08/18/24 (Ê)
3.280% due 07/02/21 (Ê)	249	249	United Airlines, Inc. Term Loan B
RPI Finance Trust Term Loan B5			3.276% due 04/01/19 (Ê)	249	250
3.498% due 10/05/22 (Ê)	400	403	UPC Financing Partnership Term Loan
Scientific Games International, Inc. Term
			3.767% due 08/31/24 (Ê)	750	750

Loan B2			Valeant Pharmaceuticals International,
6.000% due 10/01/21 (Ê)	747	753	Inc. Term Loan B
SCS Holdings, Inc. Term Loan			5.500% due 04/02/22 (Ê)	744	747
5.250% due 10/30/22 (Ê)	249	252	Varsity Brands, Inc. 1st Lien Term Loan
SeaWorld Parks & Entertainment, Inc.
Term Loan B2			5.000% due 12/11/21	249	252
			Vouvray US Finance LLC Term Loan B
4.248% due 05/14/20 (Ê)	748	752
Signode Industrial Group US, Inc. Term			1.000% due 01/27/24 (v)	500	501
Loan B			Wastequip LLC Term Loan
4.000% due 05/01/21 (Ê)	579	583	5.500% due 08/09/19 (Ê)	249	249
SolarWinds Holdings, Inc. Term Loan			William Morris Endeavor Entertainment
			LLC 1st Lien Term Loan
5.500% due 02/05/23 (Ê)	1,136	1,136
			5.290% due 05/06/21 (Ê)	497	499

Solera LLC Term Loan B			World Endurance Holdings 1st Lien
5.750% due 03/04/23 (Ê)	497	503	Term Loan
Spectrum Brands, Inc. Term Loan			5.250% due 06/26/21 (Ê)	499	497
3.310% due 06/23/22 (Ê)	500	505	Yonkers Racing Corp. 1st Lien Term
Sprint Communications Inc. 1st Lien			Loan
Term Loan B			4.250% due 08/16/19	124	125
1.000% due 01/13/24 (v)	1,000	1,000	Zebra Technologies Corp. 1st Lien Term
Station Casinos LLC 1st Lien Term			Loan B
Loan B			4.750% due 10/27/21 (Ê)	203	205
1.000% due 06/08/23 (Ê)(v)	500	502	Ziggo Secured Finance Partners BV
Steak n Shake Operations, Inc. Term			Term Loan E
Loan			1.000% due 04/23/25 (v)	1,333	1,335
4.750% due 03/19/21 (Ê)	499	501			63,940
Sterigenics-Nordion Holdings LLC 2nd			Mortgage-Backed Securities - 15.9%
Lien Term Loan			Alternative Loan Trust
4.250% due 05/15/22 (Ê)	249	249	Series 2005-27 Class 1A1

Talbots, Inc. (The) 1st Lien Term Loan			1.424% due 08/25/35 (Ê)	565	430
5.500% due 03/17/20 (Ê)	262	236	Series 2005-59 Class 1A1
TCH-2 Holdings LLC 1st Lien Term
Loan			0.856% due 11/20/35 (Ê)	477	404
			Banc of America Commercial Mortgage
5.500% due 05/12/21 (Ê)	249	248	Trust
TerraForm AP Acquisition Holdings LLC			Series 2006-4 Class AJ
Term Loan B
			5.695% due 07/10/46	353	352
5.500% due 06/26/22 (Ê)	748	752	Series 2007-3 Class AJ
TMS International Corp. Term Loan B
			5.730% due 06/10/49	175	177
4.500% due 10/16/20 (Ê)	249	250	Series 2007-4 Class AJ
Trans Union LLC Term 1st Lien Loan B2
			5.821% due 02/10/51	610	619
1.000% due 04/09/21 (Ê)(v)	500	502	Bear Stearns ALT-A Trust
Transdigm Group, Inc. 1st Lien Term			Series 2005-8 Class 21A1
Loan F
			2.824% due 10/25/35 (Ê)	296	281
3.780% due 06/09/23 (Ê)	500	499
Travelport Finance (Luxembourg) Sarl			Citigroup Commercial Mortgage Trust
Term Loan B			Series 2006-C4 Class C

5.000% due 09/02/21	249	251	5.993% due 03/15/49	250	249
Tribune Media Co. 1st Lien Term Loan B			Series 2012-GC8 Class D

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 159

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.039% due 09/10/45 (Þ)	200	189	Series 2015-4531 Class PI
COBALT CMBS Commercial Mortgage			Interest Only STRIP
Trust			3.500% due 05/15/43	802	118
5.764% due 05/15/46	200	202	Freddie Mac REMICS
Series 2007-C2 Class AJFX			Series 2012-4073 Class AS
			Interest Only STRIP
5.568% due 04/15/47	210	210
Commercial Mortgage Trust			5.512% due 08/15/38 (Ê)	921	95
Series 2007-C9 Class D			Series 2014-4389 Class IA
			Interest Only STRIP
6.007% due 12/10/49	76	76
CSAIL Commercial Mortgage Trust			4.000% due 09/15/44	561	100
Series 2015-C1 Class D			Series 2014-4421 Class PS
			Interest Only STRIP
3.944% due 04/15/50 (Þ)	500	425
Fannie Mae			5.642% due 02/15/44 (Ê)	847	120
30 Year TBA(Ï)			Series 2015-4530 Class HI
			Interest Only STRIP
3.000%	10,000	9,880
			4.000% due 11/15/45	591	95
3.500%	15,000	15,297	Series 2016-4475 Class CI
Series 2012-49 Class QI			Interest Only STRIP
Interest Only STRIP
			3.500% due 01/15/44	1,686	256
4.500% due 12/25/40	2,036	294	Series 2016-4601 Class IC
Series 2013-35 Class IP			Interest Only STRIP
Interest Only STRIP
			4.000% due 12/15/45	875	154
3.000% due 06/25/42	1,373	118	Series 2016-4621 Class QI
Series 2015-C03 Class 1M2			Interest Only STRIP
5.436% due 07/25/25 (Ê)	580	634	3.500% due 10/15/46	1,570	218
Series 2015-C04 Class 1M2			Series 2016-4629 Class GI
6.136% due 04/25/28 (Ê)	550	615	Interest Only STRIP
Series 2016-98 Class QI			3.500% due 11/15/45	1,744	265
Interest Only STRIP			Freddie Mac Structured Agency Credit
3.500% due 02/25/46	2,713	412	Risk Debt Notes
Series 2016-C03 Class 1M2			5.729% due 07/25/29	610	610
5.739% due 10/25/28 (Ê)	581	647	Series 2015-DNA3 Class B
Series 2016-C03 Class 2M2			9.875% due 04/25/28 (Ê)	355	398
6.189% due 10/25/28 (Ê)	545	615	Series 2015-DNA3 Class M3
Fannie Mae Connecticut Avenue			5.133% due 04/25/28 (Ê)	583	646
Securities			Series 2015-HQ1 Class B
Series 2014-C03 Class 1M2
			11.274% due 03/25/25 (Ê)	613	748
3.524% due 07/25/24 (Ê)	597	609	Series 2016-DNA1 Class M3
Series 2016-C01 Class 1B
			5.986% due 07/25/28 (Ê)	500	570
12.274% due 08/25/28 (Ê)	628	788	Series 2016-DNA3 Class M3
Series 2016-C02 Class 1B
			5.756% due 12/25/28 (Ê)	555	611
12.688% due 09/25/28 (Ê)	610	786	Series 2016-HQA1 Class M3
Series 2016-C05 Class 2M2
			6.792% due 09/25/28 (Ê)	250	296
4.944% due 01/25/29 (Ê)	553	589	Series 2016-HQA2 Class M3
Series 2016-C06 Class 1M2
			5.674% due 11/25/28 (Ê)	583	652
4.775% due 04/25/29 (Ê)	575	610	Series 2016-HQA4 Class M3
Series 2016-C07 Class 2M2
			4.427% due 04/25/29 (Ê)	625	646
4.885% due 04/25/29 (Ê)	500	528	Ginnie Mae
Series 2017-C01 Class 1B1			Series 2009-121 Class UI
6.516% due 07/25/29 (Ê)	580	618	Interest Only STRIP
Fannie Mae REMICS			5.000% due 12/20/39	182	38
Series 2016-70 Class QI			Series 2010-101 Class SH
Interest Only STRIP			Interest Only STRIP
3.500% due 10/25/46	3,137	468	5.943% due 08/16/40 (Ê)	468	94
Freddie Mac			Series 2011-151 Class SC
Series 2014-4413 Class HI			Interest Only STRIP
Interest Only STRIP
			5.983% due 07/16/40 (Ê)	955	101
3.500% due 03/15/40	1,632	188	Series 2011-168 Class IO

See accompanying notes which are an integral part of this quarterly report.

160 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Interest Only STRIP			Interest Only STRIP
5.500% due 10/16/37	757	64	1.567% due 01/20/65	7,059	510
Series 2012-51 Class GI			Series 2015-H08 Class BI
Interest Only STRIP			Interest Only STRIP
3.500% due 07/20/40	1,202	143	2.082% due 03/20/65	1,108	114
Series 2012-122 Class PI			Series 2016-136 Class YI
Interest Only STRIP			Interest Only STRIP
4.000% due 04/20/42	338	53	3.500% due 03/20/45	548	62
Series 2013-6 Class AI			Series 2016-138 Class DI
Interest Only STRIP			Interest Only STRIP
3.500% due 08/20/39	1,104	159	4.000% due 10/20/46	663	117
Series 2013-18 Class GI			Series 2016-154 Class IB
Interest Only STRIP			Interest Only STRIP
3.500% due 05/20/41	832	97	5.000% due 11/20/39	867	183
Series 2013-34 Class HI			Series 2016-156 Class PI
Interest Only STRIP			Interest Only STRIP
4.500% due 03/20/43	548	99	3.500% due 11/20/46	1,402	188
Series 2013-99 Class AS			Series 2016-H14 Class AI
Interest Only STRIP			Interest Only STRIP
5.311% due 06/20/43 (Ê)	446	94	2.467% due 06/20/66	3,774	508
Series 2013-182 Class SP			Series 2016-H22 Class IO
Interest Only STRIP			Interest Only STRIP
5.961% due 12/20/43 (Ê)	448	85	1.838% due 10/20/66	2,558	259
Series 2014-132 Class IO			Series 2016-H24 Class JI
Interest Only STRIP			2.721% due 11/20/66	1,552	215
5.000% due 09/20/44	827	169	Series 2017-5 Class IO
Series 2014-161 Class HI			Interest Only STRIP
Interest Only STRIP			5.000% due 01/20/47	1,644	336
4.500% due 06/20/44	718	122	Government National Mortgage
Series 2014-H06 Class BI			Association
Interest Only STRIP			Interest Only STRIP
1.482% due 02/20/64	2,443	154	5.500% due 02/20/44	1,571	343
Series 2014-H08 Class BI			Interest Only STRIP
Interest Only STRIP			1.703% due 10/20/66	5,090	456
1.454% due 04/20/64	3,158	249	Series 2010-9 Class UI
Series 2014-H08 Class CI			Interest Only STRIP
Interest Only STRIP			5.000% due 01/20/40	10,834	2,287
1.485% due 03/20/64	3,322	224	Series 2010-35 Class DI
Series 2014-H23 Class BI			Interest Only STRIP
Interest Only STRIP			4.500% due 03/20/40	2,078	434
1.564% due 11/20/64	4,084	358	Series 2010-50 Class QS
Series 2015-35 Class AI			Interest Only STRIP
Interest Only STRIP			6.018% due 12/20/38 (Ê)	3,875	345
5.000% due 03/16/45	1,040	219	Series 2013-H24 Class AI
Series 2015-62 Class IL			Interest Only STRIP
Interest Only STRIP			1.472% due 09/20/63	3,111	168
3.500% due 02/16/42	2,319	318	Series 2014-60 Class SE
Series 2015-89 Class LI			Interest Only STRIP
Interest Only STRIP			5.574% due 04/20/44 (Ê)	780	137
5.000% due 12/20/44	1,059	221	Series 2014-H06 Class TR
Series 2015-96 Class NI			Interest Only STRIP
Interest Only STRIP			1.429% due 03/20/64	3,576	229
3.500% due 01/20/39	1,687	188	Series 2014-H11 Class GI
Series 2015-105 Class LI			Interest Only STRIP
Interest Only STRIP			1.480% due 06/20/64	3,287	255
5.000% due 10/20/39	599	122	Series 2015-60 Class IP
Series 2015-H01 Class BI			Interest Only STRIP
			4.000% due 04/20/45	1,797	364

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 161

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-80 Class IA			4.886% due 01/15/47 (Þ)	210	196
Interest Only STRIP			Series 2014-C26 Class D
4.500% due 06/20/45	637	118	3.926% due 01/15/48 (Þ)	639	530
Series 2015-89 Class IP			JPMorgan Chase Commercial Mortgage
Interest Only STRIP			Securities Corp.
4.000% due 02/20/45	1,162	201	Series 2012-C8 Class E
Series 2015-149 Class KI			4.816% due 10/15/45 (Þ)	200	185
Interest Only STRIP			Series 2012-LC9 Class E
4.000% due 10/20/45	872	135	4.415% due 12/15/47 (Þ)	291	272
Series 2015-H03 Class DI			JPMorgan Chase Commercial Mortgage
Interest Only STRIP			Securities Trust
1.884% due 01/20/65	2,899	306	Series 2011-C3 Class E
Series 2016-27 Class IB			5.801% due 02/15/46 (Þ)	200	203
Interest Only STRIP			Series 2012-C6 Class E
4.000% due 11/20/45	2,216	403	5.365% due 05/15/45 (Þ)	500	470
Series 2016-37 Class IW			Series 2013-C10 Class D
Interest Only STRIP			4.293% due 12/15/47	275	250
4.500% due 02/20/46	2,371	482	Series 2013-C13 Class D
Series 2016-47 Class CI			4.189% due 01/15/46 (Þ)	500	464
Interest Only STRIP

4.000% due 09/20/45	879	127	Series 2013-C16 Class D
			4.975% due 12/15/46 (Þ)	163	157
Series 2016-49 Class IO
Interest Only STRIP			Merrill Lynch Mortgage Trust
			Series 2008-C1 Class D
4.500% due 11/16/45	836	174
			6.475% due 02/12/51 (Þ)	175	175
Series 2016-77 Class SC			Morgan Stanley Bank of America Merrill
Interest Only STRIP			Lynch Trust
5.574% due 10/20/45 (Ê)	807	157	Series 2014-C17 Class D
Series 2016-104 Class GI			4.855% due 08/15/47 (Þ)	200	168
Interest Only STRIP			Morgan Stanley Capital I Trust
4.500% due 01/20/46	1,775	220	Series 2007-HQ11 Class AJ
Series 2016-H12 Class AI			5.508% due 02/12/44	251	251
Interest Only STRIP			Series 2007-T27 Class AJ
1.643% due 07/20/65	3,842	385	5.651% due 06/11/42	62	63
Series 2016-H20 Class BI			Series 2008-T29 Class B
Interest Only STRIP
			6.275% due 01/11/43 (Þ)	350	354
1.562% due 09/20/66	3,167	245	Series 2011-C3 Class E
Series 2016-H23 Class NI
Interest Only STRIP			5.324% due 07/15/49 (Þ)	93	95
			Mortgage Repurchase Agreement
2.830% due 10/20/66	3,329	481	Financing Trust
GS Mortgage Securities Corp. II			Series 2016-5 Class A
Series 2013-GC10 Class E
			1.170% due 06/10/19 (Ê)(Þ)	339	339
4.410% due 02/10/46 (Þ)	508	397	Station Place Securitization Trust
GS Mortgage Securities Trust			Series 2017-1 Class A
Series 2011-GC5 Class D
			1.673% due 02/25/49 (Ê)(Þ)	311	311
5.400% due 08/10/44 (Þ)	107	107	Structured Asset Mortgage Investments
Series 2013-GC12 Class D			II Trust
4.615% due 06/10/46 (Þ)	164	145	Series 2006-AR7 Class A1BG
Series 2014-GC18 Class D			0.891% due 08/25/36 (Ê)	442	354
4.948% due 01/10/47 (Þ)	200	173	UBS-Barclays Commercial Mortgage
Series 2014-GC26 Class D			Trust
			Series 2012-C2 Class E
4.661% due 11/10/47 (Þ)	225	190
JPMBB Commercial Mortgage Securities			4.886% due 05/10/63 (Þ)	155	149
Trust			Series 2012-C2 Class F
Series 2013-C12 Class D			5.000% due 05/10/63 (Þ)	221	160
4.086% due 07/15/45	167	150	Wachovia Bank Commercial Mortgage
Series 2013-C15 Class D			Trust
5.214% due 11/15/45 (Þ)	345	333	5.413% due 12/15/43	187	189
			Washington Mutual Mortgage Pass-
Series 2013-C17 Class D			Through CertificatesTrust

See accompanying notes which are an integral part of this quarterly report.

162 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
	or Shares			$			or Shares		$
Series 2005-AR1 Class A2B					Apr 2017 98.34 Call (1)	USD	295,031	(ÿ)	33
1.392% due 01/25/45 (Ê)		73		66	Apr 2017 98.53 Call (1)	USD	295,594	(ÿ)	30
Wells Fargo Commercial Mortgage Trust					S&P 500 E-Mini Index
Series 2012-LC5 Class D					Futures
4.935% due 10/15/45 (Þ)		250		238	Mar 2017 1,925.00 Put (240)	USD	23,100	(ÿ)	21
Series 2013-LC12 Class D
4.434% due 07/15/46 (Þ)		492		444	Mar 2017 2,100.00 Put (450)	USD	47,250	(ÿ)	129
WFRBS Commercial Mortgage Trust					Feb 2017 2,100.00 Put (200)	USD	21,000	(ÿ)	15
Series 2011-C2 Class D					Feb 2017 2,150.00 Put (100)	USD	10,750	(ÿ)	12
5.602% due 02/15/44 (Þ)		387		398	United States 5 Year
Series 2012-C10 Class D					Treasury Note Futures
					Feb 2017 119.00 Call (420)	USD	49,980	(ÿ)	36
4.452% due 12/15/45 (Þ)		329		303
Series 2013-C17 Class D					Feb 2017 117.50 Put (110)	USD	12,925	(ÿ)	28
5.295% due 12/15/46 (Þ)		275		263	Total Options Purchased
Series 2014-C19 Class D					(cost $1,609)				1,143
4.234% due 03/15/47 (Þ)		231		196
				66,961	Short-Term Investments - 60.4%
Non-US Bonds - 0.1%					Agence Centrale Organismes Securite
Holland Mortgage Backed (Hermes)					Sociale
XVIII BV					1.078% due 05/09/17 (~)		1,500		1,496
Series 2012-18 Class A2					Alliance Data Systems Corp.
1.286% due 09/18/44 (Ê)	EUR	400		435	5.250% due 12/01/17 (Þ)		300		305
					Alliander NV
Total Long-Term Investments					0.984% due 03/28/17 (ç)(~)		1,500		1,498
(cost $233,040)				233,280	AMP Group Finance Services, Ltd.
					1.401% due 06/21/17 (~)		500		497
Options Purchased - 0.3%					Avaya, Inc. Term Loan
(Number of Contracts)					6.282% due 01/23/18		139		143
Cross Currency Options					BPCE SA
(CHF/EUR)					(18.970)% due 06/15/17 (~)	EUR	3,000		3,243
Feb 2017 1.05 Put (1)	EUR	23,100	(ÿ)	28	Cablevision Systems Corp.
Cross Currency Options					8.625% due 09/15/17		700		726
(EUR/GBP)					CIT Group, Inc.
Dec 2017 0.87 Call (2)	EUR	6,488	(ÿ)	316	4.250% due 08/15/17		700		707
Cross Currency Options					Credit Agricole Corporate and
(EUR/USD)					Investment Bank
Apr 2017 1.01 Call (1)	EUR	202	(ÿ)	31	0.987% due 02/21/17 (ç)(~)		1,500		1,499
Cross Currency Options
					Credit Industriel et Commercial SA
(MXN/USD)					1.139% due 05/19/17 (~)		1,500		1,495
May 2017 19.00 Put (1)	USD	60,800	(ÿ)	13
Cross Currency Options					Credit Suisse AG
(TRY/USD)					1.290% due 03/27/17 (ç)(~)		1,000		998
Jan 2018 3.65 Put (1)	USD	7,300	(ÿ)	30	Danske Bank
Cross Currency Options					(15.339)% due 07/21/17 (~)	EUR	3,000		3,243
(USD/AUD)					Deutsche Girozentrale DekaBank
Apr 2017 0.74 Put (1)	AUD	5,328	(ÿ)	56	1.032% due 03/13/17 (ç)(~)		800		799
Cross Currency Options
(USD/CNH)					1.036% due 03/20/17 (ç)(~)		1,000		999
May 2017 7.50 Call (1)	USD	3,000	(ÿ)	24	DISH DBS Corporation
Cross Currency Options					4.625% due 07/15/17		500		506
(USD/JPY)					DZ Bank AG Deutsche
Oct 2017 108.00 Put (1)	USD	864,000	(ÿ)	207	0.755% due 02/28/17		1,500		1,499
Cross Currency Options					KBC Bank NV
(USD/TRY)					1.030% due 04/18/17		1,500		1,497
Jan 2018 3.65 Put (1)	USD	14,600	(ÿ)	58	Kiwibank Limited
Fannie Mae Bonds					Zero coupon due 02/01/17 (ç)(~)		1,500		1,500
Feb 2017 95.22 Call (1)	USD	761,750	(ÿ)	10	KommuneKredit
Feb 2017 99.45 Call (1)	USD	3,778,922	(ÿ)	66	0.688% due 04/10/17 (~)		1,500		1,498

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 163

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Principal		Fair
	Amount ($)			Value
		or Shares		$
Länsförsäkringar Bank AG
0.667% due 02/16/17 (ç)(~)		2,000		1,999
Legal & General Finance PLC
1.005% due 02/08/17 (ç)(~)		500		500
Macquarie Bank, Ltd.
1.117% due 05/09/17 (~)		1,500		1,496
Mitsubishi UFJ Trust and Banking
0.895% due 03/31/17		1,500		1,498
Mizuho Bank, Ltd.
1.222% due 05/10/17 (~)		2,000		1,993
Nationwide Building Society
1.216% due 06/19/17 (~)		1,500		1,493
Norinchukin Bank
(52.159)% due 03/10/17	EUR	1,500		1,620
PACCAR Finanical Europe BV
0.723% due 02/09/17 (ç)(~)		500		500
SBAB Statens Bostadsfinansier
0.476% due 02/02/17 (ç)(~)		1,500		1,500
Schlumberger Finance BV
0.900% due 04/10/17 (~)		1,500		1,497
Standard Chartered Bank
(35.588)% due 04/05/17 (~)	EUR	1,500		1,620
Sumitomo Mitsui Banking Corp.
0.879% due 02/06/17 (ç)(~)		1,500		1,500
Sumitomo Trust and Banking Co., Ltd.
(14.865)% due 07/27/17 (~)	EUR	1,000		1,081
U.S. Cash Management Fund		205,961,785	(8)	206,004
United States Treasury Bills
0.236% due 02/02/17 (ç)(~)		110		110
0.408% due 02/09/17 (ç)(~)		905		905
0.401% due 02/16/17 (ç)(~)		1,121		1,121
Veolia Environment SA
Zero coupon due 02/14/17 (~)	EUR	2,500		2,699
Zurich Holding Co. of America, Inc.
0.873% due 02/22/17 (ç)(~)		500		500
Total Short-Term Investments
(cost $253,702)				253,784

Total Investments 116.2%
(identified cost $488,351)				488,207

Other Assets and Liabilities,
Net - (16.2%)				(68,094)

Net Assets - 100.0%				420,113

See accompanying notes which are an integral part of this quarterly report.

164 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.4%
Centene Corp.	10/26/16	39,000	100.00	39	38
Envision Healthcare Corp.	11/16/16	106,000	100.00	106	112
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Ho	11/30/16	145,000	100.00	145	157
Harbourview CLO VII, Ltd.	11/17/16	250,000	84.49	211	235
International Automotive Components Group SA	05/09/16	475,000	94.20	447	476
Lions Gate Entertainment Corp.	10/13/16	39,000	100.00	39	40
MidOcean Credit CLO III	10/11/16	275,000	85.85	236	257
Open Text Corp.	12/15/16	78,000	102.72	80	82
Zais CLO 5, Ltd.	09/23/16	300,000	95.62	287	301
					1,698
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	410	AUD	52,602	03/17	311
Euro-Bund Futures	180	EUR	7	02/17	(36)
United States 10 Year Treasury Note Futures	402	USD	50,037	03/17	(8)
Short Positions
Euro-Bund Futures	45	EUR	5	02/17	—
Euro-Bund Futures	200	EUR	32,426	03/17	(106)
FTSE 100 Index Futures	10	GBP	705	03/17	(13)
Long Gilt Futures	220	GBP	27,251	03/17	(263)
United States 5 Year Treasury Note Futures	18	USD	2,122	03/17	3
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(112)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike	Notional		Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (AUD/USD)	Call	1	0.78	AUD	2,790	04/20/17	(24)
Cross Currency Options (CHF/EUR)	Put	1	1.06	EUR	11,660	02/24/17	(31)
Cross Currency Options (EUR/GBP)	Call	2	0.92	EUR	6,863	12/15/17	(152)
Cross Currency Options (EUR/GBP)	Put	1	0.81	EUR	4,050	12/15/17	(80)
Cross Currency Options (GBP/EUR)	Put	1	0.81	EUR	2,025	12/15/17	(40)
Cross Currency Options (MXN/USD)	Put	1	18.00	USD	86,400	05/11/17	(5)
Cross Currency Options (TRY/USD)	Put	1	3.35	USD	6,700	01/15/18	(8)
Cross Currency Options (USD/AUD)	Put	1	0.71	AUD	6,816	04/20/17	(23)
Cross Currency Options (USD/EUR)	Put	1	1.04	EUR	208	04/21/17	(33)
Cross Currency Options (USD/MXN)	Call	1	24.50	USD	39,200	05/11/17	(6)
Cross Currency Options (USD/TRY)	Call	2	6.00	USD	36,000	01/15/18	(46)
Cross Currency Options (USD/TRY)	Put	1	3.35	USD	13,400	01/15/18	(15)
Cross Currency Options (USD/ZAR)	Put	1	13.00	USD	26,000	03/06/17	(10)
Cross Currency Options (ZAR/USD)	Put	1	13.00	USD	13,000	03/06/17	(5)
Fannie Mae Bonds	Call	1	99.08	USD	297,234	04/05/17	(22)
Fannie Mae Bonds	Call	1	99.27	USD	297,797	04/05/17	(20)
Fannie Mae Bonds	Call	1	99.81	USD	299,438	04/05/17	(14)
Fannie Mae Bonds	Call	1	100.00	USD	300,000	04/05/17	(12)
Fannie Mae Bonds	Put	1	95.22	USD	761,750	02/06/17	(46)
Fannie Mae Bonds	Put	1	99.45	USD	3,778,922	02/06/17	(240)
S&P 500 E-Mini Index Futures	Put	80	2,000.00	USD	8,000	03/17/17	(11)

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 165

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 E-Mini Index Futures	Put	150	2,200.00	USD	16,500	03/17/17	(109)
United States 5 Year Treasury Note Futures	Put	165	116.75	USD	19,264	02/24/17	(14)
Total Liability for Options Written (premiums received $1,153)							(966)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	97	$276
Opened	908	1,912
Closed	(185)	(723)
Expired	(403)	(312)
Outstanding January 31, 2017	417	$1,153

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	1,728	NZD	2,507	02/07/17	111
Bank of Montreal	USD	2,592	NZD	3,760	02/07/17	167
Bank of Montreal	CHF	1,786	USD	1,734	02/07/17	(71)
BNP Paribas	USD	586	AUD	780	02/28/17	5
BNP Paribas	AUD	740	USD	559	02/28/17	(2)
BNP Paribas	CAD	630	USD	482	02/28/17	(2)
BNP Paribas	JPY	410,000	EUR	3,390	02/28/17	29
BNP Paribas	MXN	27,729	CAD	1,750	02/02/17	15
BNP Paribas	MXN	102,952	CAD	6,500	02/02/17	59
Brown Brothers Harriman	USD	4,200	MXN	89,381	04/27/17	35
Goldman Sachs	AUD	28	USD	21	02/28/17	—
Goldman Sachs	EUR	710	USD	757	02/28/17	(10)
Goldman Sachs	EUR	930	USD	994	02/28/17	(11)
Goldman Sachs	EUR	1,100	USD	1,171	02/28/17	(17)
Goldman Sachs	EUR	8,500	USD	9,103	02/28/17	(82)
JPMorgan Chase	CAD	8,250	MXN	130,763	02/02/17	(70)
Morgan Stanley	AUD	17	USD	13	02/28/17	—
Morgan Stanley	EUR	15	USD	16	02/28/17	—
Morgan Stanley	EUR	25	USD	27	02/28/17	—
Morgan Stanley	EUR	4,800	USD	5,098	02/28/17	(88)
Morgan Stanley	GBP	360	USD	445	02/28/17	(9)
Morgan Stanley	GBP	850	USD	1,076	02/28/17	6
Morgan Stanley	TRY	730	USD	188	02/28/17	(4)
Morgan Stanley	ZAR	56	USD	4	02/28/17	—
Royal Bank of Canada	USD	4,345	EUR	4,169	02/07/17	157
Royal Bank of Canada	USD	4,349	GBP	3,544	02/07/17	110
Royal Bank of Canada	EUR	1,668	USD	1,738	02/07/17	(63)
Royal Bank of Canada	GBP	2,126	USD	2,609	02/07/17	(66)
State Street	USD	215	AUD	284	02/07/17	—
State Street	USD	58	CHF	57	02/07/17	—
State Street	USD	144	CHF	142	02/07/17	—
State Street	USD	46	EUR	43	02/07/17	—
State Street	USD	4,684	EUR	4,333	02/07/17	(6)
State Street	USD	74	GBP	59	02/07/17	—
State Street	USD	3,275	JPY	372,018	02/07/17	20
State Street	USD	4,379	JPY	509,795	02/07/17	136
State Street	USD	221	NOK	1,815	02/07/17	(1)
State Street	USD	76	SEK	665	02/07/17	—

See accompanying notes which are an integral part of this quarterly report.

166 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	114	SEK	998	02/07/17	—
State Street	AUD	113	USD	86	02/07/17	—
State Street	AUD	170	USD	129	02/07/17	—
State Street	CHF	4,465	USD	4,335	02/07/17	(178)
State Street	EUR	107	USD	116	02/07/17	—
State Street	EUR	2,501	USD	2,643	02/07/17	(58)
State Street	GBP	98	USD	124	02/07/17	—
State Street	JPY	5,478	USD	49	02/07/17	—
State Street	JPY	525,801	USD	4,675	03/07/17	13
State Street	NOK	27,324	USD	3,285	02/07/17	(28)
State Street	NOK	37,862	USD	4,364	02/07/17	(226)
State Street	NZD	126	USD	92	02/07/17	—
State Street	NZD	189	USD	138	02/07/17	—
UBS	USD	1,308	AUD	1,731	02/07/17	5
UBS	USD	1,961	AUD	2,597	02/07/17	8
UBS	USD	3,281	EUR	3,053	02/07/17	15
UBS	USD	3,311	GBP	2,624	02/07/17	(10)
UBS	USD	1,313	NZD	1,808	02/07/17	13
UBS	USD	1,969	NZD	2,711	02/07/17	20
UBS	AUD	4,328	USD	3,269	02/07/17	(13)
UBS	CHF	1,312	USD	1,314	02/07/17	(12)
UBS	CHF	3,280	USD	3,285	02/07/17	(30)
UBS	EUR	1,221	USD	1,312	02/07/17	(6)
UBS	EUR	1,832	USD	1,969	02/07/17	(9)
UBS	GBP	1,574	USD	1,986	02/07/17	6
UBS	SEK	11,610	USD	1,317	02/07/17	(11)
UBS	SEK	17,416	USD	1,975	02/07/17	(17)
Westpac	USD	1,744	AUD	2,416	02/07/17	88
Westpac	USD	2,616	AUD	3,623	02/07/17	131
Westpac	AUD	6,039	USD	4,360	02/07/17	(219)
Westpac	SEK	15,955	USD	1,746	02/07/17	(79)
Westpac	SEK	23,933	USD	2,619	02/07/17	(118)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(367)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Markit IOS Index	Goldman Sachs	USD	6,034	01/12/41	18
Markit IOS Index	Goldman Sachs	USD	4,280	01/12/41	13
Markit IOS Index	Goldman Sachs	USD	8,847	01/12/45	—
Markit IOS Index	Goldman Sachs	USD	18,040	01/12/45	72
Markit IOS Index	Goldman Sachs	USD	13,000	01/12/45	43
Markit IOS Index	Goldman Sachs	USD	12,680	01/12/45	52
Markit IOS Index	JPMorgan Chase	USD	3,978	01/12/45	(16)
Markit IOS Index	JPMorgan Chase	USD	2,680	01/12/45	(9)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $247 (å)					173

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were based on 1
Month LIBOR rate plus a fee ranging from 3.000% to 3.500%.

Interest Rate Swap Contracts
Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	1,005	Three Month LIBOR	1.433%	01/09/19	(1)
Barclays	USD	1,234	1.513%	Three Month LIBOR	01/17/19	1

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 167

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Barclays	USD	4,561	1.486%	Three Month LIBOR	01/26/19	—
Barclays	USD	20,500	Three Month LIBOR	1.523%	01/27/19	(14)
Barclays	USD	3,900	Three Month LIBOR	1.494%	02/02/19	—
Barclays	USD	2,719	2.380%	Three Month LIBOR	01/05/27	(7)
Barclays	USD	3,170	2.380%	Three Month LIBOR	01/05/27	(9)
Barclays	USD	241	2.226%	Three Month LIBOR	01/09/27	(3)
Barclays	USD	506	2.229%	Three Month LIBOR	01/09/27	6
Barclays	USD	275	Three Month LIBOR	2.293%	01/10/27	1
Barclays	USD	684	Three Month LIBOR	2.279%	01/10/27	(4)
Barclays	USD	832	2.208%	Three Month LIBOR	01/10/27	11
Barclays	USD	1,072	Three Month LIBOR	2.294%	01/10/27	6
Barclays	USD	103	Three Month LIBOR	2.303%	01/17/27	—
Barclays	USD	329	2.190%	Three Month LIBOR	01/17/27	(5)
Barclays	USD	329	2.197%	Three Month LIBOR	01/17/27	(5)
Barclays	USD	2,260	Three Month LIBOR	2.296%	01/17/27	12
Barclays	USD	1,370	2.241%	Three Month LIBOR	01/20/27	(14)
Barclays	USD	345	Three Month LIBOR	2.379%	01/23/27	1
Barclays	USD	345	Three Month LIBOR	2.370%	01/23/27	1
Barclays	USD	411	Three Month LIBOR	2.335%	01/23/27	1
Barclays	USD	1,064	Three Month LIBOR	2.353%	01/23/27	—
Barclays	USD	1,874	Three Month LIBOR	2.374%	01/24/27	3
Barclays	USD	152	2.335%	Three Month LIBOR	01/25/27	—
Barclays	USD	568	2.303%	Three Month LIBOR	01/25/27	3
Barclays	USD	713	2.326%	Three Month LIBOR	01/26/27	(2)
Barclays	USD	730	Three Month LIBOR	2.318%	01/26/27	—
Barclays	USD	822	Three Month LIBOR	2.432%	01/27/27	(6)
Barclays	USD	1,310	Three Month LIBOR	2.396%	01/27/27	(5)
Barclays	USD	2,160	2.401%	Three Month LIBOR	01/27/27	9
Barclays	USD	1,335	Three Month LIBOR	2.446%	01/30/27	(11)
Barclays	USD	887	2.405%	Three Month LIBOR	01/31/27	4
Barclays	USD	714	2.393%	Three Month LIBOR	02/01/27	3
Barclays	USD	5,315	Three Month LIBOR	2.359%	02/02/27	—
Barclays	USD	685	Three Month LIBOR	2.536%	01/17/47	14
Barclays	USD	630	Three Month LIBOR	2.571%	01/26/47	8
Barclays	USD	2,422	2.658%	Three Month LIBOR	01/27/47	16
Goldman Sachs	USD	6,779	Three Month LIBOR	2.132%	03/15/22	39
JPMorgan Chase	USD	30,701	Three Month LIBOR	1.607%	03/15/19	38
JPMorgan Chase	USD	17,000	Three Month LIBOR	2.489%	03/15/27	173
JPMorgan Chase	USD	3,451	2.704%	Three Month LIBOR	03/15/47	51
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $28 (å)						315

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CMBX Index	Barclays	USD	4,696	3.000%	05/11/63	(292)
CMBX Index	Barclays	USD	700	3.000%	05/11/63	(43)
CMBX Index	Goldman Sachs	USD	430	(5.000%)	01/17/47	54
CMBX Index	Goldman Sachs	USD	450	3.000%	01/17/47	(24)
CMBX Index	Goldman Sachs	USD	9,360	3.000%	01/17/47	(493)
CMBX Index	Goldman Sachs	USD	3,159	3.000%	05/11/63	(196)
CMBX Index	Goldman Sachs	USD	160	(5.000%)	05/11/63	22
CMBX Index	Goldman Sachs	USD	335	3.000%	01/17/47	(18)
CMBX Index	JPMorgan Chase	USD	70	(3.000%)	01/17/47	4
CMBX Index	JPMorgan Chase	USD	89	3.000%	05/11/63	(6)
CMBX Index	JPMorgan Chase	USD	206	(5.000%)	05/11/63	28
CMBX Index	JPMorgan Chase	USD	70	3.000%	05/11/63	(4)
CMBX Index	JPMorgan Chase	USD	500	3.000%	05/11/63	(31)
CMBX Index	JPMorgan Chase	USD	5,000	3.000%	05/11/63	(311)

See accompanying notes which are an integral part of this quarterly report.

168 Unconstrained Total Return Fund

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CMBX Index	JPMorgan Chase	USD	1,230	3.000%	05/11/63	(76)
CMBX Index	JPMorgan Chase	USD	858	(5.000%)	05/11/63	116
CMBX Index	JPMorgan Chase	USD	140	3.000%	05/11/63	(9)
CMBX Index	JPMorgan Chase	USD	140	3.000%	05/11/63	(9)
CMBX Index	JPMorgan Chase	USD	1,230	3.000%	05/11/63	(76)
CMBX Index	JPMorgan Chase	USD	1,000	3.000%	05/11/63	(61)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - ($1,532) (å)						(1,425)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Corporate Bonds and Notes	$—	$85,482	$—	$—	$85,482
International Debt	—	16,462	—	—	16,462
Loan Agreements	—	63,940	—	—	63,940
Mortgage-Backed Securities	311	62,235	4,415	—	66,961
Non-US Bonds	—	435	—	—	435
Options Purchased	241	902	—	—	1,143
Short-Term Investments	—	47,780	—	206,004	253,784
Total Investments	552	277,236	4,415	206,004	488,207

Other Financial Instruments
Assets
Futures Contracts	314	—	—	—	314
Foreign Currency Exchange Contracts	74	1,075	—	—	1,149
Interest Rate Swap Contracts	—	401	—	—	401
Credit Default Swap Contracts	—	224	—	—	224
Total Return Swap Contracts	—	198	—	—	198
Liabilities
Futures Contracts	(426)	—	—	—	(426)
Options Written	(134)	(832)	—	—	(966)
Foreign Currency Exchange Contracts	(78)	(1,438)	—	—	(1,516)
Interest Rate Swap Contracts	—	(86)	—	—	(86)
Credit Default Swap Contracts	—	(1,649)	—	—	(1,649)
Total Return Swap Contracts	—	(25)	—	—	(25)
Total Other Financial Instruments*	$(250)	$(2,132)	$—	$—	$(2,382)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

See accompanying notes which are an integral part of this quarterly report.

Unconstrained Total Return Fund 169

Russell Investment Company
Unconstrained Total Return Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

170 Unconstrained Total Return Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 89.6%			1.020% due 02/22/19	6,165	6,165
Asset-Backed Securities - 5.9%			Citigroup Mortgage Loan Trust, Inc.
Access Group, Inc.			Series 2007-WFH1 Class A4
Series 2003-A Class A2			0.784% due 01/25/37 (Ê)	6,219	6,044
1.687% due 07/01/38 (Ê)	1,039	1,039	Conseco Finance Securitizations Corp.
Accredited Mortgage Loan Trust			Series 2001-4 Class A4
Series 2006-1 Class A4			7.360% due 08/01/32	1,080	1,140
0.814% due 04/25/36 (Ê)	3,510	3,183	Conseco Financial Corp.
Series 2006-2 Class A4			Series 1997-7 Class A6
0.852% due 09/25/36 (Ê)	9,855	8,849	6.760% due 07/15/28	43	44
American Express Credit Corp.			CWABS Asset-Backed Certificates Trust
Series 2014-2 Class A			Series 2006-S8 Class A3
1.260% due 01/15/20	5,485	5,488	5.555% due 04/25/36	1,785	1,775
AmeriCredit Automobile Receivables			Dryden 37 Senior Loan Fund
Trust			Series 2015-37A Class A
Series 2013-1 Class C			2.380% due 04/15/27 (Ê)(Þ)	8,390	8,406
1.570% due 01/08/19	1,959	1,960	Federal Home Loan Mortgage Corp.
Series 2013-2 Class D			Structured Pass-Through Securities

2.420% due 05/08/19	3,350	3,368	Series 2000-30 Class A5
Series 2013-3 Class C			6.669% due 12/25/30	3	3
2.380% due 06/10/19	7,963	7,989	Fieldstone Mortgage Investment Trust
			Series 2004-4 Class M3

Series 2013-5 Class B			2.484% due 10/25/35 (Ê)	2,080	2,019
1.520% due 01/08/19	666	667	Ford Credit Auto Owner Trust
Series 2015-2 Class A3
1.270% due 01/08/20	5,046	5,045	Series 2015-A Class A3	1,052	1,052
			1.280% due 09/15/19
Series 2016-2 Class A2A			GMACM Home Equity Loan Trust
1.420% due 10/08/19	6,535	6,536	Series 2007-HE2 Class A2
Applebees/IHOP Funding LLC			6.054% due 12/25/37	2,313	2,263
Series 2014-1 Class A2
4.277% due 09/05/44 (Þ)	1,650	1,649	Series 2007-HE2 Class A3	593	582
Argent Securities, Inc. Asset-Backed			6.193% due 12/25/37
Pass-Through Certificates			Greenpoint Manufactured Housing
Series 2005-W4 Class A2D			Series 1999-1 Class A5
0.567% due 02/25/36 (Ê)	2,609	1,834	6.770% due 08/15/29	2,479	2,432
Asset-Backed Funding Trust Certificates			Series 1999-3 Class 1A7
Series 2005-WF1 Class M1			7.270% due 06/15/29	4,113	4,220
1.132% due 11/25/34 (Ê)	4,063	3,932	GSAA Trust
Bank of The West Auto Trust			Series 2006-S1 Class 2M2
Series 2014-1 Class A3			5.850% due 08/25/34 (Å)	3,145	2,761
1.090% due 03/15/19 (Þ)	3,457	3,456	GSAMP Trust
Bear Stearns Second Lien Trust			Series 2006-HE5 Class A2C
Series 2007-SV1A Class A2			0.742% due 08/25/36 (Ê)	4,827	4,460
1.232% due 12/25/36 (Å)(Ê)	861	847	Hertz Vehicle Financing LLC
Blackbird Capital Aircraft Lease			Series 2015-2A Class A
Securitization, Ltd.			2.020% due 09/25/19 (Þ)	5,305	5,255
Series 2016-1A Class AA			Home Equity Asset Trust
2.487% due 12/16/41 (Þ)	4,000	3,953	Series 2005-9 Class M1
BNC Mortgage Loan Trust			1.002% due 04/25/36 (Ê)	2,977	2,740
Series 2007-2 Class A5			Series 2006-3 Class M1
0.756% due 05/25/37 (Ê)	3,500	2,737	0.982% due 07/25/36 (Ê)	3,950	3,346
Centex Home Equity Loan Trust			Series 2006-4 Class 2A4
Series 2006-A Class AV4			0.872% due 08/25/36 (Ê)	3,729	3,286
0.842% due 06/25/36 (Ê)	3,927	3,822	Honda Auto Receivables Owner Trust
Chase Issuance Trust			Series 2015-2 Class A3
Series 2014-A6 Class A6			1.040% due 02/21/19	5,608	5,602
1.260% due 07/15/19	5,365	5,368	HSI Asset Securitization Corp. Trust
Citibank Credit Card Issuance Trust			Series 2007-WF1 Class 2A4
Series 2014-A2 Class A2			0.842% due 05/25/37 (Ê)	9,069	7,902

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 171

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Hyundai Auto Receivables Trust			0.822% due 03/25/37 (Ê)	4,290	3,756
Series 2015-A Class A3			Newcastle Mortgage Securities Trust
1.050% due 04/15/19	1,307	1,305	Series 2006-1 Class M3
Series 2015-C Class A2B			0.982% due 03/25/36 (Ê)	5,600	4,715
0.908% due 11/15/18 (Ê)	638	638	Nissan Auto Receivables Owner Trust
Series 2015-C Class A3			Series 2013-B Class A4
1.460% due 02/18/20	1,730	1,730	1.310% due 10/15/19	2,381	2,381
Irwin Home Equity Loan Trust			Park Place Securities, Inc.
Series 2006-1 Class 2A3			Series 2004-WHQ2 Class M2
5.770% due 09/25/35 (Å)	2,974	3,021	1.470% due 02/25/35 (Ê)	4,288	4,295
Series 2007-1 Class 2A2			Popular ABS Mortgage Pass-Through
5.960% due 08/25/37 (Å)	1,299	1,323	Trust
IXIS Real Estate Capital Trust			Series 2006-D Class A3
Series 2006-HE1 Class A3			0.852% due 11/25/46 (Ê)	5,455	4,877
0.992% due 03/25/36 (Ê)	1,720	1,072	Purchasing Power Funding LLC
			Series 2015-A Class A2

Series 2006-HE1 Class A4			4.750% due 12/15/19 (Þ)	2,320	2,320
1.192% due 03/25/36 (Ê)	4,672	2,964
			RAMP Trust

Series 2006-HE2 Class A3			Series 2006-RZ1 Class M4
0.752% due 08/25/36 (Ê)	631	244
			1.162% due 03/25/36 (Ê)	5,000	3,855
Series 2006-HE2 Class A4			Renaissance Home Equity Loan Trust
0.852% due 08/25/36 (Ê)	5,220	2,069	Series 2005-4 Class A3
Series 2007-HE1 Class A3			5.565% due 02/25/36	2	2
0.752% due 05/25/37 (Ê)	6,893	2,374	Series 2006-1 Class AF3
Lehman ABS Manufactured Housing
Contract Trust			5.608% due 05/25/36	—	—
Series 2001-B Class A6			Series 2006-1 Class AF6
6.467% due 04/15/40	332	344	5.746% due 05/25/36	1,441	942
Series 2001-B Class M1			Series 2007-1 Class AF2
6.630% due 04/15/40	1,615	1,735	5.512% due 04/25/37	6	3
Mastr Asset Backed Securities Trust			Santander Drive Auto Receivables Trust
Series 2005-NC2 Class A3			Series 2012-4 Class D
1.092% due 11/25/35 (Ê)	4,875	3,244	3.500% due 06/15/18	4,019	4,021
Series 2006-HE5 Class A3			Series 2013-1 Class D
0.752% due 11/25/36 (Ê)	3,500	2,256	2.270% due 01/15/19	7,925	7,954
Series 2006-NC2 Class A4			Series 2014-4 Class C
0.742% due 08/25/36 (Ê)	10,590	5,391	2.600% due 11/16/20	7,012	7,061
Series 2006-NC3 Class A5			Series 2016-1 Class A2A
0.802% due 10/25/36 (Ê)	6,062	3,735	1.410% due 07/15/19	1,893	1,895
Mercedes-Benz Auto Receivables Trust			Saxon Asset Securities Trust
Series 2016-1 Class A2A			Series 2007-2 Class A2C
1.110% due 03/15/19	8,630	8,622	0.832% due 05/25/47 (Ê)	6,210	4,420
			Securitized Asset-Backed Receivables
Merrill Lynch Mortgage Investors Trust			LLC Trust
Series 2006-FF1 Class M4
0.962% due 08/25/36 (Ê)	5,348	5,160	Series 2007-BR5 Class A2A
			0.722% due 05/25/37 (Ê)	3,319	2,548
Mid-State Capital Corp. Trust			Series 2007-NC1 Class A2C
Series 2005-1 Class A
			0.802% due 12/25/36 (Ê)	1,637	918
5.745% due 01/15/40	1,717	1,837
			SLM Private Credit Student Loan Trust
MSCC Heloc Trust			Series 2005-B Class A2
Series 2007-1 Class A
			1.143% due 03/15/23 (Ê)	402	401
0.625% due 12/25/31 (Ê)	234	233
National Collegiate Student Loan Trust			Series 2005-B Class A4
Series 2006-4 Class A3			1.180% due 06/15/39 (Ê)	1,880	1,734
0.852% due 02/26/29 (Ê)	657	639	SLM Student Loan Trust
Nationstar Home Equity Loan Trust			Series 2006-1 Class A5
Series 2006-B Class M1			0.992% due 07/26/21 (Ê)	1,100	1,060
922.000% due 09/25/36 (Ê)	5,340	4,538	Soundview Home Loan Trust
Series 2007-A Class AV4			Series 2005-4 Class M2

See accompanying notes which are an integral part of this quarterly report.

172 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.062% due 03/25/36 (Ê)	3,870	3,475	Albemarle Corp.
Structured Asset Investment Loan Trust			4.150% due 12/01/24	1,633	1,672
Series 2006-2 Class A3			Series 30YR
0.626% due 04/25/36 (Ê)	2,261	2,045	5.450% due 12/01/44	3,885	4,203
Structured Asset Securities Corp.			Alcatel-Lucent USA, Inc.
Mortgage Loan Trust			6.450% due 03/15/29	700	730
Series 2006-BC2 Class A3

0.742% due 09/25/36 (Ê)	3,457	3,012	Allegheny Technologies, Inc.
			5.950% due 01/15/21	475	468
Series 2006-BC5 Class A4

0.762% due 12/25/36 (Ê)	2,456	2,247	Allison Transmission, Inc.
			5.000% due 10/01/24 (Þ)	570	574
Series 2006-BC6 Class A4

0.762% due 01/25/37 (Ê)	5,406	5,083	Ally Financial, Inc.
			3.250% due 11/05/18	3,385	3,410
Series 2006-WF3 Class A4
0.902% due 09/25/36 (Ê)	5,740	5,480	8.000% due 11/01/31	1,140	1,354
			Altria Group, Inc.

Series 2007-BC1 Class A4			9.250% due 08/06/19	2,463	2,899
0.722% due 02/25/37 (Ê)	8,792	8,310
THL Credit Wind River CLO, Ltd.			2.850% due 08/09/22	1,500	1,498
Series 2014-1A Class A			9.950% due 11/10/38	515	863
2.402% due 04/18/26 (Ê)(Þ)	6,020	6,029	10.200% due 02/06/39	2,685	4,630
United States Small Business
Administration			5.375% due 01/31/44	280	317
Series 2016-20G Class 1			Amazon.com, Inc.
2.040% due 07/01/36	78	75	4.950% due 12/05/44	400	459
USAA Auto Owner Trust			American Airlines Pass-Through Trust
Series 2016-1 Class A2			Series 2011-1 Class A
1.070% due 03/15/19	5,555	5,547	5.250% due 01/31/21	1,404	1,495
Washington Mutual Asset-Backed			Series 2013-2 Class A
Certificates			4.950% due 01/15/23	3,045	3,245
Series 2007-HE4 Class 1A			Series 2014-1 Class B
0.941% due 07/25/47 (Ê)	13,302	8,099	4.375% due 10/01/22	1,963	1,963
		306,253	Series 2016-1 Class B
Corporate Bonds and Notes - 18.8%			5.250% due 01/15/24	1,938	1,990
21st Century Fox America, Inc.

6.900% due 08/15/39	3,377	4,304	Series 2017-1B Class B
			4.950% due 02/15/25	1,195	1,214
Abbott Laboratories

2.350% due 11/22/19	4,525	4,537	American Axle & Manufacturing, Inc.
			6.625% due 10/15/22	360	371
2.900% due 11/30/21	4,770	4,749	American Builders & Contractors Supply
3.750% due 11/30/26	4,915	4,839	Co., Inc.
4.750% due 11/30/36	300	302	5.750% due 12/15/23 (Þ)	360	374
			American Express Credit Corp.
4.900% due 11/30/46	530	531
			1.700% due 10/30/19	3,960	3,927

AbbVie, Inc.			Series F
2.500% due 05/14/20	6,474	6,503
			2.600% due 09/14/20	5,515	5,562
3.600% due 05/14/25	1,400	1,378	American International Group, Inc.
ADT Corp. (The)			6.400% due 12/15/20	6,480	7,377
3.500% due 07/15/22	440	416
			4.875% due 06/01/22	2,325	2,535
4.125% due 06/15/23	405	386
			3.750% due 07/10/25	1,000	1,003

AES Corp.			American Tower Trust I
5.500% due 03/15/24	370	375
			3.070% due 03/15/23 (Þ)	1,530	1,522

Aetna, Inc.			Amgen, Inc.
1.700% due 06/07/18	1,625	1,625
			3.625% due 05/22/24	100	102
1.900% due 06/07/19	7,435	7,451
			4.400% due 05/01/45	500	475
2.400% due 06/15/21	300	301	Anadarko Petroleum Corp.
2.800% due 06/15/23	1,200	1,191	4.850% due 03/15/21	650	699
3.200% due 06/15/26	4,905	4,898	5.550% due 03/15/26	300	337
4.375% due 06/15/46	110	110	6.450% due 09/15/36	5,372	6,469

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 173

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 07/15/44	750	724	3.824% due 01/20/28	4,000	3,973
6.600% due 03/15/46	470	589	6.110% due 01/29/37	2,625	3,052
Anheuser-Busch InBev Finance, Inc.			5.000% due 01/21/44	300	325
2.650% due 02/01/21	1,100	1,106	4.875% due 04/01/44	1,600	1,688
3.300% due 02/01/23	4,200	4,269	4.443% due 01/20/48	1,545	1,538
3.650% due 02/01/26	5,915	5,932	Series GMTN
4.700% due 02/01/36	2,595	2,717	3.300% due 01/11/23	2,100	2,104
4.900% due 02/01/46	1,570	1,680	4.450% due 03/03/26	160	163
Anthem, Inc.			3.500% due 04/19/26	5,860	5,760
2.250% due 08/15/19	2,210	2,219	Series L
3.700% due 08/15/21	250	258	2.600% due 01/15/19	310	313
3.125% due 05/15/22	3,665	3,661	Series X
Apache Corp.			6.250% due 09/29/49 (ƒ)	420	439
6.900% due 09/15/18	1,140	1,230	Bank of America NA
			Series BKNT
3.250% due 04/15/22	100	102
			1.750% due 06/05/18	6,965	6,969
5.100% due 09/01/40	900	953
			2.050% due 12/07/18	1,815	1,824
4.750% due 04/15/43	180	184	Bank of New York Mellon Corp. (The)
4.250% due 01/15/44	120	117	2.600% due 08/17/20	3,145	3,184
Apollo Management Holdings, LP
			2.200% due 08/16/23	3,970	3,792
4.400% due 05/27/26 (Þ)	2,560	2,589	Bank One Capital III
Apple, Inc.
			8.750% due 09/01/30	1,472	2,066
1.740% due 02/22/19 (Ê)	3,380	3,425	Barrick NA Finance LLC
1.334% due 05/06/19 (Ê)	2,725	2,742	4.400% due 05/30/21	1,515	1,615
2.450% due 08/04/26	1,750	1,628	5.700% due 05/30/41	600	654
Arconic, Inc.
			5.750% due 05/01/43	2,000	2,236
6.750% due 07/15/18	1,050	1,116	Becton Dickinson and Co.
5.400% due 04/15/21	525	559	3.734% due 12/15/24	139	143
5.900% due 02/01/27	350	373	4.685% due 12/15/44	100	103
5.950% due 02/01/37	350	349	Berkshire Hathaway Energy Co.
Assurant, Inc.			6.500% due 09/15/37	350	455
2.500% due 03/15/18	3,723	3,750	Blue Cube Spinco, Inc.
AT&T, Inc.			10.000% due 10/15/25	2,270	2,747
3.000% due 02/15/22	250	248	BMW US Capital LLC
3.800% due 03/01/24	1,780	1,779	1.500% due 04/11/19 (Þ)	5,640	5,597

3.400% due 05/15/25	250	239	Boeing Co. (The)
			4.875% due 02/15/20	700	761
4.250% due 03/01/27	9,350	9,344

5.250% due 03/01/37	3,025	3,011	Brinker International, Inc.	500	470
			3.875% due 05/15/23
4.800% due 06/15/44	990	916	Broadcom Corp. / Broadcom Cayman

4.350% due 06/15/45	650	558	Finance, Ltd.
			3.000% due 01/15/22 (Þ)	6,315	6,288
4.550% due 03/09/49	6,287	5,571
			Burlington Northern Santa Fe LLC
Avon Products, Inc.			4.150% due 04/01/45	705	711
6.500% due 03/01/19	490	515
BAC Capital Trust XIV			Capital One Bank USA NA
			Series BKNT
Series G			2.250% due 02/13/19	4,335	4,346
4.000% due 09/29/49 (Ê)(ƒ)	500	401
			Capital One NA
Ball Corp.			2.350% due 08/17/18	3,705	3,727
5.250% due 07/01/25	720	757
			Series BKNT
Bank of America Corp.			1.650% due 02/05/18	4,560	4,558
5.000% due 05/13/21	1,600	1,736
			Cardinal Health, Inc.
3.124% due 01/20/23	4,060	4,054
			1.700% due 03/15/18	4,453	4,453
4.250% due 10/22/26	1,150	1,158	Caterpillar Financial Services Corp.

See accompanying notes which are an integral part of this quarterly report.

174 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.350% due 05/18/19	2,050	2,032	CNOOC Finance USA LLC
CCO Holdings LLC / CCO Holdings			3.500% due 05/05/25	1,300	1,268
Capital Corp.			Comcast Cable Communications
5.375% due 05/01/25 (Þ)	760	791	Holdings, Inc.
Celgene Corp.			9.455% due 11/15/22	400	539
3.550% due 08/15/22	200	205	Comcast Corp.
5.000% due 08/15/45	710	738	1.625% due 01/15/22	2,870	2,737
CenturyLink, Inc.			3.375% due 08/15/25	200	200
Series G			3.300% due 02/01/27	2,940	2,900
6.875% due 01/15/28	350	326	3.200% due 07/15/36	420	369
Series T
			6.400% due 03/01/40	700	893
5.800% due 03/15/22	300	309	Constellation Brands, Inc.
CF Industries, Inc.
			6.000% due 05/01/22	2,110	2,408
3.450% due 06/01/23	965	905
			4.750% due 11/15/24	370	395
5.150% due 03/15/34	700	642	Continental Resources, Inc.

5.375% due 03/15/44	4,635	4,056	5.000% due 09/15/22	270	276
Charter Communications Operating LLC
/ Charter Communications Operating			3.800% due 06/01/24	1,040	971
Capital			4.900% due 06/01/44	305	268
4.464% due 07/23/22	5,185	5,421	Crestwood Midstream Partners, LP /
			Crestwood Midstream Finance Corp.
6.384% due 10/23/35	300	338
Chesapeake Energy Corp.			6.125% due 03/01/22	400	414
			Crown Castle Towers LLC
6.125% due 02/15/21	310	306
			6.113% due 01/15/20 (Þ)	2,400	2,604
5.750% due 03/15/23	50	48	CVS Health Corp.
Chevron Corp.
			2.750% due 12/01/22	600	593
1.411% due 05/16/18 (Ê)	875	879
			5.125% due 07/20/45	3,000	3,299
1.790% due 11/16/18	750	753	Daimler Finance NA LLC
2.954% due 05/16/26	800	784	2.000% due 08/03/18 (Þ)	6,630	6,644
Chubb INA Holdings, Inc.
			1.750% due 10/30/19 (Þ)	3,850	3,800
2.300% due 11/03/20	150	151	Daimler Finance North America LLC
2.875% due 11/03/22	2,020	2,036	2.300% due 01/06/20 (Þ)	5,740	5,753
3.350% due 05/03/26	1,010	1,019	Darden Restaurants, Inc.
CIT Group, Inc.			6.800% due 10/15/37	3,610	4,219
5.000% due 08/01/23	630	657	DaVita, Inc.
Citigroup Capital III			5.000% due 05/01/25	770	751
7.625% due 12/01/36	2,825	3,334	DCP Midstream LLC
Citigroup, Inc.			5.350% due 03/15/20 (Þ)	1,295	1,360
1.800% due 02/05/18	8,815	8,817	DCP Midstream Operating, LP
2.150% due 07/30/18	3,715	3,727	3.875% due 03/15/23	560	540
4.450% due 09/29/27	9,130	9,258	5.600% due 04/01/44	175	159

8.125% due 07/15/39	590	878	Dell, Inc.
			5.875% due 06/15/19	300	320
5.300% due 05/06/44	671	719
			7.100% due 04/15/28	735	768
4.650% due 07/30/45	2,735	2,841
			Delta Air Lines Pass-Through Trust
4.750% due 05/18/46	110	109	Series 2002-1 Class G-1
Series P			6.718% due 01/02/23	334	379
5.950% due 12/31/49 (ƒ)	1,900	1,933	Series 2007-1 Class A
Clear Channel Worldwide Holdings, Inc.			6.821% due 08/10/22	2,927	3,362
Series B

6.500% due 11/15/22	3,650	3,811	Devon Energy Corp.
			5.850% due 12/15/25	2,550	2,926
Cliffs Natural Resources, Inc.
			5.000% due 06/15/45	1,150	1,153
4.875% due 04/01/21	525	493
			Devon Financing Co. LLC
CME Group, Inc.			7.875% due 09/30/31	3,835	4,923
5.300% due 09/15/43	200	234
			Diageo Investment Corp.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 175

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.875% due 05/11/22	600	605	EOG Resources, Inc.
Diamond 1 Finance Corp. / Diamond 2			2.450% due 04/01/20	3,960	3,977
Finance Corp			4.150% due 01/15/26	200	209
3.480% due 06/01/19 (Þ)	1,000	1,021	Exelon Corp.
4.420% due 06/15/21 (Þ)	1,840	1,915	2.850% due 06/15/20	2,590	2,626
7.125% due 06/15/24 (Þ)	630	690	Exxon Mobil Corp.
6.020% due 06/15/26 (Þ)	2,650	2,861	1.113% due 03/15/19 (Ê)	4,555	4,561
8.350% due 07/15/46 (Þ)	5,690	7,104	3.043% due 03/01/26	500	495
Diamond Offshore Drilling, Inc.			4.114% due 03/01/46	250	255
5.875% due 05/01/19	590	614	Farmers Exchange Capital III
4.875% due 11/01/43	445	328	5.454% due 10/15/54 (Þ)	3,275	3,169
Discovery Communications LLC			Fifth Third Bank
			Series BKNT
5.625% due 08/15/19	2,373	2,571
			2.875% due 10/01/21	2,900	2,933
6.350% due 06/01/40	2,445	2,616	First Data Corp.
DISH DBS Corp.
			5.375% due 08/15/23 (Þ)	910	937
6.750% due 06/01/21	235	253	First Union Capital II
5.875% due 07/15/22	150	156	Series A
5.875% due 11/15/24	650	657	7.950% due 11/15/29	1,575	2,046
Dollar Tree, Inc.			FirstEnergy Corp.
5.750% due 03/01/23	490	519	Series A
Dominion Resources, Inc.			2.750% due 03/15/18	200	202
7.000% due 06/15/38	150	194	Series B
Dresdner Funding Trust I			4.250% due 03/15/23	700	731
8.151% due 06/30/31 (Þ)	350	405	Series C
Duke Energy Carolinas LLC			7.375% due 11/15/31	1,900	2,476
5.300% due 02/15/40	200	237	FirstEnergy Solutions Corp.
4.250% due 12/15/41	100	103	6.050% due 08/15/21	700	290
Duke Energy Progress LLC			Florida East Coast Holdings Corp.
4.100% due 03/15/43	1,545	1,554	6.750% due 05/01/19 (Þ)	320	329
Eaton Corp.			Ford Motor Co.
2.750% due 11/02/22	1,000	998	4.750% due 01/15/43	10	9
			Ford Motor Credit Co. LLC
4.150% due 11/02/42	250	246
Ecolab, Inc.			2.551% due 10/05/18	8,480	8,529
4.350% due 12/08/21	100	108	3.157% due 08/04/20	1,750	1,763
Embarq Corp.			5.875% due 08/02/21	650	723
7.995% due 06/01/36	700	679	Freeport-McMoRan, Inc.
EMC Corp.			3.550% due 03/01/22	1,050	982
1.875% due 06/01/18	350	348	6.875% due 02/15/23 (Þ)	100	104
2.650% due 06/01/20	800	776	3.875% due 03/15/23	700	646
3.375% due 06/01/23	595	558	4.550% due 11/14/24	2,943	2,759
Emera US Finance, LP			5.400% due 11/14/34	270	236
3.550% due 06/15/26	2,575	2,524	5.450% due 03/15/43	4,255	3,659
4.750% due 06/15/46	1,755	1,783	Frontier Communications Corp.
Energy Transfer Partners, LP			9.000% due 08/15/31	525	453
4.050% due 03/15/25	3,760	3,729	GE Capital International Funding Co.

6.050% due 06/01/41	2,678	2,852	Unlimited Co
EnLink Midstream Partners, LP			4.418% due 11/15/35	1,000	1,049

2.700% due 04/01/19	3,340	3,354	General Electric Co.
			5.300% due 02/11/21	900	999
4.150% due 06/01/25	1,730	1,700
			4.500% due 03/11/44	2,900	3,107
5.050% due 04/01/45	370	340	Series GMTN
Enterprise Products Operating LLC
Series B			3.100% due 01/09/23	679	696
7.034% due 01/15/68	2,890	3,005	6.150% due 08/07/37	583	751

See accompanying notes which are an integral part of this quarterly report.

176 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.875% due 01/10/39	1,780	2,506	HCA, Inc.
Series NOTZ			5.375% due 02/01/25	830	847
1.822% due 04/15/20 (Ê)	1,140	1,152	Hewlett Packard Enterprise Co.
General Motors Co.			(0.761)% due 10/05/18	1,595	1,616
3.500% due 10/02/18	380	388	6.200% due 10/15/35	7,038	7,466
4.875% due 10/02/23	6,470	6,859	Hospitality Properties Trust
6.250% due 10/02/43	650	721	4.950% due 02/15/27	2,180	2,173
			HSBC Bank USA NA
5.200% due 04/01/45	2,375	2,336	Series BKNT
General Motors Financial Co., Inc.
			5.875% due 11/01/34	2,665	3,130
4.375% due 09/25/21	150	157	HSBC Finance Corp.
4.250% due 05/15/23	100	102	6.676% due 01/15/21	700	788
5.250% due 03/01/26	3,440	3,648	Humana, Inc.
Genworth Holdings, Inc.			3.150% due 12/01/22	100	100
7.200% due 02/15/21	490	453	4.625% due 12/01/42	150	150
7.625% due 09/24/21	560	517	Huntington National Bank (The)
Georgia-Pacific LLC			2.200% due 11/06/18	4,406	4,423
8.875% due 05/15/31	2,360	3,552	Hyundai Capital America
Gilead Sciences, Inc.			2.000% due 07/01/19 (Þ)	2,085	2,065
2.550% due 09/01/20	5,100	5,151	Intel Corp.
3.650% due 03/01/26	830	844	3.700% due 07/29/25	150	158
4.750% due 03/01/46	775	803	4.900% due 07/29/45	100	111

GLP Capital, LP / GLP Financing II, Inc.			International Business Machines Corp.
5.375% due 11/01/23	550	590	1.272% due 02/12/19 (Ê)	1,270	1,276
Goldman Sachs Capital I			International Game Technology
6.345% due 02/15/34	7,115	8,364	7.500% due 06/15/19	245	271
Goldman Sachs Capital II			International Lease Finance Corp.
4.000% due 06/01/43 (Ê)(ƒ)	17	14	7.125% due 09/01/18 (Þ)	1,000	1,076
Goldman Sachs Group, Inc. (The)			5.875% due 08/15/22	1,370	1,513
5.250% due 07/27/21	1,900	2,084	International Paper Co.
3.850% due 07/08/24	1,445	1,475	8.700% due 06/15/38	1,735	2,494

4.250% due 10/21/25	1,410	1,428	IPALCO Enterprises, Inc.
			5.000% due 05/01/18	3,800	3,914
3.500% due 11/16/26	3,820	3,707

6.450% due 05/01/36	50	59	Jackson National Life Global Funding	1,670	1,678
			2.600% due 12/09/20 (Þ)
6.750% due 10/01/37	3,631	4,476	Janus Capital Group, Inc.
6.250% due 02/01/41	1,100	1,371	4.875% due 08/01/25	3,410	3,564
5.150% due 05/22/45	170	176	JC Penney Corp., Inc.
4.750% due 10/21/45	1,000	1,036	7.400% due 04/01/37	525	450
Series D			Johnson Controls International PLC
6.000% due 06/15/20	1,875	2,079	5.125% due 09/14/45	1,880	2,029
Series GMTN			Joy Global, Inc.
2.789% due 10/28/27 (Ê)	4,540	4,620	5.125% due 10/15/21	400	434
Goodyear Tire & Rubber Co. (The)			JPMorgan Chase & Co.
5.125% due 11/15/23	330	339	2.750% due 06/23/20	2,755	2,790
Great Plains Energy, Inc.			2.550% due 03/01/21	3,340	3,329
5.292% due 06/15/22	3,785	4,110	2.295% due 08/15/21	1,590	1,562
Halliburton Co.			4.350% due 08/15/21	900	963
3.800% due 11/15/25	500	508		1,000	1,008
			3.875% due 09/10/24
4.850% due 11/15/35	700	750		1,600	1,621
			4.125% due 12/15/26
Harris Corp.
			4.250% due 10/01/27	210	214
1.999% due 04/27/18	2,426	2,429
			3.782% due 02/01/28	3,230	3,246
4.854% due 04/27/35	250	265
			6.400% due 05/15/38	2,473	3,188
5.054% due 04/27/45	260	281

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 177

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.950% due 06/01/45	700	737	10.750% due 08/01/39	4,380	6,778
Series H			Metropolitan Life Global Funding I
1.700% due 03/01/18	990	990	1.350% due 09/14/18 (Þ)	9,700	9,643
KeyCorp			2.500% due 12/03/20 (Þ)	2,000	2,004
2.300% due 12/13/18	4,020	4,038	Microsoft Corp.
Kinder Morgan, Inc.			2.875% due 02/06/24	5,400	5,387
5.550% due 06/01/45	2,630	2,772	2.700% due 02/12/25	240	233
KKR Group Finance Co. II LLC
			2.400% due 08/08/26	1,350	1,260
5.500% due 02/01/43 (Þ)	50	51
KKR Group Finance Co. III LLC			3.300% due 02/06/27	5,145	5,146
5.125% due 06/01/44 (Þ)	4,655	4,489	3.450% due 08/08/36	20	18
KLA-Tencor Corp.			4.100% due 02/06/37	2,400	2,429
4.650% due 11/01/24	200	212	3.750% due 02/12/45	1,000	932
Kohl's Corp.			MidAmerican Energy Co.
5.550% due 07/17/45	4,515	3,836	3.500% due 10/15/24	1,500	1,555
Kraft Foods Group, Inc.			Morgan Stanley
3.500% due 06/06/22	700	712	2.443% due 10/24/23 (Ê)	7,970	8,064
Kraft Heinz Foods Co.			Series 10YR
4.875% due 02/15/25 (Þ)	4,039	4,322	3.625% due 01/20/27	6,000	5,909
5.000% due 07/15/35	170	178	Series 30YR
5.000% due 06/04/42	80	82	4.375% due 01/22/47	2,840	2,808

5.200% due 07/15/45	150	158	Series GMTN
Kroger Co. (The)			7.300% due 05/13/19	1,000	1,111

5.150% due 08/01/43	150	162	MPLX, LP
L Brands, Inc.			4.875% due 12/01/24	3,045	3,192
5.625% due 10/15/23	180	187	4.875% due 06/01/25	700	734

6.950% due 03/01/33	520	506	Murphy Oil Corp.
Lamb Weston Holdings, Inc.			4.700% due 12/01/22	630	619

4.875% due 11/01/26 (Þ)	350	350	Mutual of Omaha Insurance Co.
Land O' Lakes, Inc.			4.297% due 07/15/54 (Þ)	3,140	3,050

6.000% due 11/15/22 (Þ)	4,550	4,959	Nabors Industries, Inc.
Legg Mason, Inc.			5.000% due 09/15/20	525	546
4.750% due 03/15/26	4,399	4,579	4.625% due 09/15/21	455	464
Lockheed Martin Corp.			Navient Corp.
3.350% due 09/15/21	1,690	1,744	8.450% due 06/15/18	790	841
4.500% due 05/15/36	100	106	8.000% due 03/25/20	725	779
Series 10YR			5.625% due 08/01/33	525	416
3.550% due 01/15/26	600	606	NBCUniversal Media LLC
Lowe's Cos., Inc.			4.375% due 04/01/21	1,000	1,075
4.375% due 09/15/45	3,795	3,927	NCL Corp., Ltd.
McDonald's Corp.			4.750% due 12/15/21 (Þ)	210	212
2.100% due 12/07/18	2,975	2,996	Netflix, Inc.
3.700% due 01/30/26	400	406	5.875% due 02/15/25	380	412
MEDNAX, Inc.			New Albertson's, Inc.

5.250% due 12/01/23 (Þ)	2,510	2,592	Series MTNC
Medtronic, Inc.			6.625% due 06/01/28	400	362

3.150% due 03/15/22	4,965	5,075	Newell Brands, Inc.
			3.150% due 04/01/21	150	152
3.500% due 03/15/25	1,000	1,022
Merck & Co., Inc.			3.850% due 04/01/23	400	412
0.986% due 05/18/18 (Ê)	8,385	8,421	5.000% due 11/15/23	3,884	4,177
2.750% due 02/10/25	300	296	4.200% due 04/01/26	250	259
MetLife, Inc.			Noble Energy, Inc.
6.400% due 12/15/36	670	727	8.250% due 03/01/19	600	672

See accompanying notes which are an integral part of this quarterly report.

178 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.900% due 11/15/24	1,000	1,014	5.875% due 03/01/22	400	443
5.250% due 11/15/43	100	104	Reliance Standard Life Global Funding
			II
Northwest Airlines, Inc.			2.500% due 01/15/20 (Þ)	3,380	3,379
Series 07-1
7.027% due 11/01/19	1,887	2,095	Reynolds American, Inc.
NVR, Inc.			6.875% due 05/01/20	4,400	4,997
3.950% due 09/15/22	3,200	3,294	3.250% due 06/12/20	250	256
Occidental Petroleum Corp.			8.125% due 05/01/40	1,850	2,446
3.125% due 02/15/22	200	205	5.850% due 08/15/45	1,720	1,999
3.400% due 04/15/26	350	350	Reynolds Group Issuer, Inc. / Reynolds
			Group Issuer LLC
3.000% due 02/15/27	870	839
			5.750% due 10/15/20	350	360
4.625% due 06/15/45	200	210	Reynolds Group Issuer, Inc. / Reynolds
4.400% due 04/15/46	150	152	Group Issuer LLC / Reynolds Group

4.100% due 02/15/47	1,010	979	Issuer Lu
Oracle Corp.			6.875% due 02/15/21	240	246

1.900% due 09/15/21	4,385	4,280	Rockies Express Pipeline LLC
PACCAR Financial Corp.			6.850% due 07/15/18 (Þ)	1,400	1,487
1.650% due 02/25/19	1,400	1,398	5.625% due 04/15/20 (Þ)	182	193

1.200% due 08/12/19	1,236	1,214	Roper Technologies, Inc.
Pacific Gas & Electric Co.			2.800% due 12/15/21	1,270	1,269

6.050% due 03/01/34	1,700	2,138	Rowan Cos., Inc.
			4.875% due 06/01/22	350	333
5.800% due 03/01/37	400	491
Party City Holdings, Inc.			4.750% due 01/15/24	420	385

1.000% due 08/19/22 (Ê)	985	978	Sabine Pass Liquefaction LLC
Pfizer, Inc.			6.250% due 03/15/22	3,005	3,351
1.263% due 06/15/18 (Ê)	7,545	7,575	5.750% due 05/15/24	3,280	3,571
Pharmacia LLC			Safeway, Inc.
6.500% due 12/01/18	2,065	2,246	7.250% due 02/01/31	490	481
Philip Morris International, Inc.			Schlumberger Holdings Corp.
2.500% due 08/22/22	600	590	4.000% due 12/21/25 (Þ)	3,520	3,680

4.500% due 03/20/42	250	252	Sealed Air Corp.
Pricoa Global Funding I			6.875% due 07/15/33 (Þ)	700	735

2.550% due 11/24/20 (Þ)	2,210	2,216	South Carolina Electric & Gas Co.
Prime Security Services Borrower LLC /			6.050% due 01/15/38	1,817	2,246
Prime Finance, Inc.			Southern Copper Corp.
9.250% due 05/15/23 (Þ)	660	715	6.750% due 04/16/40	60	66
Procter & Gamble Co. (The)			5.250% due 11/08/42	2,470	2,343
1.304% due 11/01/19 (Ê)	1,580	1,584	Southern Natural Gas Co. LLC /
Progress Energy, Inc.			Southern Natural Issuing Corp.
4.400% due 01/15/21	200	212	4.400% due 06/15/21	2,280	2,427
Protective Life Global Funding			Southwest Airlines Co.
2.700% due 11/25/20 (Þ)	1,100	1,108	2.650% due 11/05/20	3,130	3,153
PulteGroup, Inc.			Southwestern Energy Co.
6.000% due 02/15/35	350	338	5.800% due 01/23/20	175	181
Quebecor World Capital Corp.			6.700% due 01/23/25	1,220	1,226
4.875% due 01/02/49 (Þ)(Ø)	625	—	Sprint Capital Corp.
Quicken Loans, Inc.			6.900% due 05/01/19	840	897
5.750% due 05/01/25 (Þ)	230	221	6.875% due 11/15/28	840	865
QVC, Inc.
			8.750% due 03/15/32	2,000	2,295
4.375% due 03/15/23	845	852	Sprint Spectrum Co. LLC / Sprint
Raytheon Co.			Spectrum Co II LLC / Sprint Spectrum
6.400% due 12/15/18	3,350	3,636	Co III LLC
Regency Energy Partners, LP / Regency			Series A-1
Energy Finance Corp.			3.360% due 09/20/21 (Þ)	2,300	2,303

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 179

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
State Street Corp.			Valeant Pharmaceuticals International,

4.956% due 03/15/18	1,000	1,033	Inc.
Taylor Morrison Communities, Inc. /			5.875% due 05/15/23 (Þ)	940	716
Monarch Communities Inc			Verizon Communications, Inc.
5.625% due 03/01/24 (Þ)	700	714	2.709% due 09/14/18 (Ê)	600	614
Teachers Insurance & Annuity
			3.650% due 09/14/18	1,970	2,033
Association of America
4.900% due 09/15/44 (Þ)	400	432	1.375% due 08/15/19	5,665	5,607
			5.150% due 09/15/23	5,885	6,499
4.375% due 09/15/54 (Þ)	200	200
Tenet Healthcare Corp.			6.400% due 09/15/33	180	218
4.463% due 06/15/20 (Ê)	500	506	4.862% due 08/21/46	900	864
8.125% due 04/01/22	3,600	3,636	4.672% due 03/15/55	6,385	5,718
Time Warner Cable LLC			Viacom, Inc.
4.125% due 02/15/21	1,000	1,038	3.875% due 04/01/24	150	145
5.875% due 11/15/40	1,200	1,290	Virginia Electric & Power Co.
			Series B
Time Warner Cable, Inc.			2.950% due 11/15/26	820	796
7.300% due 07/01/38	400	490
			Series C
Time Warner, Inc.			4.000% due 11/15/46	2,205	2,174
4.750% due 03/29/21	6,070	6,497
			Visa, Inc.
3.800% due 02/15/27	3,350	3,268
			3.150% due 12/14/25	1,000	999
TJX Cos., Inc. (The)
2.250% due 09/15/26	90	82	4.300% due 12/14/45	1,460	1,509
			Volkswagen Group of America Finance
Toyota Motor Credit Corp.			LLC
1.269% due 01/09/19 (Ê)	8,000	8,006	2.450% due 11/20/19 (Þ)	3,315	3,317
Series GMTN			Voya Financial, Inc.
1.482% due 07/13/18 (Ê)	525	527	2.900% due 02/15/18	2,585	2,613
2.800% due 07/13/22	2,085	2,106	Wachovia Capital Trust II

Transcontinental Gas Pipe Line Co. LLC			1.523% due 01/15/27 (Ê)	2,745	2,464
7.850% due 02/01/26	800	1,025	Walgreens Boots Alliance, Inc.
Transocean, Inc.			3.450% due 06/01/26	1,500	1,462
6.800% due 03/15/38	560	451	Wal-Mart Stores, Inc.
Tyson Foods, Inc.			6.200% due 04/15/38	100	129
5.150% due 08/15/44	100	105	Waste Management, Inc.
Union Pacific Railroad Co. Pass-Through
			3.500% due 05/15/24	1,200	1,234
Trust			WEA Finance LLC / Westfield UK &
Series 06-1			Europe Finance PLC
5.866% due 07/02/30	851	955	3.250% due 10/05/20 (Þ)	1,025	1,045
United Rentals NA, Inc.			Wells Fargo & Co.
5.750% due 11/15/24	380	401	2.500% due 03/04/21	2,895	2,866
United Technologies Corp.
			4.600% due 04/01/21	1,500	1,610
3.100% due 06/01/22	1,000	1,026
			3.069% due 01/24/23	5,600	5,594
4.500% due 06/01/42	200	210
UnitedHealth Group, Inc.			2.269% due 10/31/23 (Ê)	9,430	9,532
1.900% due 07/16/18	3,765	3,781	3.000% due 04/22/26	2,000	1,905
3.875% due 10/15/20	100	106	3.000% due 10/23/26	1,720	1,630
5.700% due 10/15/40	400	487	4.650% due 11/04/44	1,310	1,312
Univision Communications, Inc.			4.400% due 06/14/46	160	155
5.125% due 02/15/25 (Þ)	380	363	4.750% due 12/07/46	1,270	1,291
US Airways Pass-Through Trust			Series GMTN
Series 2012-1 Class A			2.600% due 07/22/20	5,385	5,417
5.900% due 10/01/24	2,432	2,693
Series A Class A			4.300% due 07/22/27	2,160	2,213

7.125% due 10/22/23	2,377	2,734	4.900% due 11/17/45	1,700	1,759
USF&G Capital III			West Corp.
8.312% due 07/01/46 (Þ)	5,426	6,938	5.375% due 07/15/22 (Þ)	660	635

See accompanying notes which are an integral part of this quarterly report.

180 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Western Gas Partners, LP			3.963% due 12/15/19 (Ê)(Þ)	730	742
4.650% due 07/01/26	240	249	Argentine Republic Government
Westlake Chemical Corp.			International Bond
4.875% due 05/15/23 (Þ)	2,055	2,125	6.875% due 04/22/21 (Þ)	490	521
WestRock MWV LLC			5.625% due 01/26/22 (Þ)	2,660	2,665
7.375% due 09/01/19	970	1,087	7.500% due 04/22/26 (Þ)	360	376
Williams Cos., Inc. (The)			Aristocrat International Pty, Ltd. Term
3.700% due 01/15/23	525	515	Loan B
4.550% due 06/24/24	630	638	3.630% due 10/20/21 (Ê)	1,026	1,036
			AstraZeneca PLC
5.750% due 06/24/44	385	390
Williams Partners, LP			2.375% due 11/16/20	4,415	4,436
			Bank of Montreal
3.600% due 03/15/22	5,885	5,979
			2.100% due 12/12/19	2,175	2,176
5.800% due 11/15/43	1,270	1,360
Yum! Brands, Inc.			1.900% due 08/27/21	2,525	2,452
			Bank of Nova Scotia (The)
3.875% due 11/01/23	910	887
			1.619% due 06/14/19 (Ê)	7,500	7,514
6.875% due 11/15/37	165	166	Barclays Bank PLC
ZF NA Capital, Inc.
			6.278% due (ƒ)	215	228
4.750% due 04/29/25 (Þ)	620	630	Barclays PLC
ZFS Finance USA Trust V
			3.684% due 01/10/23	1,000	1,001
6.500% due 05/09/37 (Þ)	5,977	5,992
		969,069	4.337% due 01/10/28	5,765	5,758
International Debt - 6.5%			Barrick Gold Corp.
1011778 BC Unlimited Liability Co. /			4.100% due 05/01/23	3,960	4,162
New Red Finance, Inc.			5.250% due 04/01/42	1,540	1,599
6.000% due 04/01/22 (Þ)	740	771	Bharti Airtel, Ltd.
1011778 BC Unlimited Liability Co.			4.375% due 06/10/25 (Þ)	2,980	2,946
Term Loan B2

3.750% due 12/12/21 (Ê)	1,016	1,025	BHP Billiton Finance USA, Ltd.
			3.250% due 11/21/21	800	827
ABN AMRO Bank NV
			2.875% due 02/24/22	100	101
4.750% due 07/28/25 (Þ)	400	407
Actavis Funding SCS			5.000% due 09/30/43	300	335
3.450% due 03/15/22	250	253	6.750% due 10/19/75 (Þ)	1,800	2,041

3.800% due 03/15/25	1,100	1,098	BP Capital Markets PLC
			3.245% due 05/06/22	100	102
4.750% due 03/15/45	130	128
AerCap Global Aviation Trust			3.216% due 11/28/23	3,720	3,740
6.500% due 06/15/45 (Þ)	2,435	2,508	3.119% due 05/04/26	800	774
AerCap Ireland Capital, Ltd. / AerCap			Braskem Finance, Ltd.
Global Aviation Trust			6.450% due 02/03/24	2,375	2,542
3.750% due 05/15/19	400	409	Brazilian Government International Bond
4.625% due 07/01/22	3,670	3,850	5.625% due 01/07/41	2,700	2,525
Alcoa Nederland Holding BV			British Telecommunications PLC
7.000% due 09/30/26 (Þ)	300	329	9.125% due 12/15/30	200	301
America Movil SAB de CV			Canadian Oil Sands, Ltd.
5.000% due 03/30/20	4,251	4,522	7.750% due 05/15/19 (Þ)	2,590	2,860
Anglo American Capital PLC			4.500% due 04/01/22 (Þ)	3,740	3,764
3.625% due 05/14/20 (Þ)	1,050	1,058	CDP Financial, Inc.
ArcelorMittal			5.600% due 11/25/39 (Þ)	2,480	3,074
6.500% due 03/01/21	525	574	Cedar Funding III CLO, Ltd.
7.250% due 02/25/22	1,395	1,573	Series 2014-3A Class A1
6.125% due 06/01/25	1,955	2,149	1.863% due 05/20/26 (Ê)(Þ)	10,850	10,876
			Celulosa Arauco y Constitucion SA
8.000% due 10/15/39	525	584
			4.750% due 01/11/22	300	311
7.750% due 03/01/41	1,010	1,098	Cenovus Energy, Inc.
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.			5.700% due 10/15/19	1,135	1,226

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 181

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.750% due 11/15/39	210	236	3.400% due 03/08/21	2,000	2,038
Colombia Government International
			2.650% due 01/05/22	4,615	4,528
Bond
5.625% due 02/26/44	1,720	1,823	4.250% due 08/18/25	1,000	1,004
Commonwealth Bank of Australia			3.900% due 05/25/26	1,500	1,500

5.000% due 10/15/19 (Þ)	200	215	Series .
Cooperatieve Rabobank UA			6.375% due 12/31/49 (ƒ)	400	397
			Indonesia Government International
4.625% due 12/01/23	900	951	Bond
4.375% due 08/04/25	2,600	2,659	Series REGS
11.000% due 06/29/49 (ƒ)(Þ)	400	468	3.750% due 04/25/22	1,380	1,399
Credit Agricole SA			5.375% due 10/17/23	290	317
3.375% due 01/10/22 (Þ)	4,515	4,526	5.125% due 01/15/45	400	401
4.125% due 01/10/27 (Þ)	3,545	3,529	ING Bank NV
8.375% due 10/29/49 (ƒ)(Þ)	600	660	5.800% due 09/25/23 (Þ)	600	665
Credit Suisse Group AG			Intelsat Jackson Holdings SA
3.574% due 01/09/23 (Þ)	2,630	2,618	7.250% due 04/01/19	4,290	3,687
4.282% due 01/09/28 (Þ)	4,765	4,741	Intesa Sanpaolo SpA
6.250% due 12/31/49 (ƒ)(Þ)	2,815	2,776	5.017% due 06/26/24 (Þ)	1,800	1,666
Credit Suisse Group Funding Guernsey,			Kinross Gold Corp.
Ltd.			5.950% due 03/15/24	685	719
4.875% due 05/15/45	1,000	1,009	Lloyds Banking Group PLC
Danone SA			4.500% due 11/04/24	600	611
2.077% due 11/02/21 (Þ)	750	729	LyondellBasell Industries NV
2.589% due 11/02/23 (Þ)	1,120	1,081	5.000% due 04/15/19	2,301	2,433
			Majapahit Holding BV
2.947% due 11/02/26 (Þ)	920	876	Series REGS
Dryden 34 Senior Loan Fund
Series 2014-34A Class A			7.750% due 01/20/20	380	426
			Mexico Government International Bond
2.310% due 10/15/26 (Ê)(Þ)	5,200	5,212
Ecopetrol SA			4.750% due 03/08/44	300	275
5.375% due 06/26/26	440	440	5.550% due 01/21/45	3,290	3,364
			Mondelez International Holdings
5.875% due 05/28/45	1,510	1,335	Netherlands BV
Emera, Inc.
Series 16-A			1.625% due 10/28/19 (Þ)	4,620	4,550
			Mylan NV
6.750% due 06/15/76	852	929
Ensco PLC			3.950% due 06/15/26 (Þ)	8,555	8,098
8.000% due 01/31/24 (Þ)	586	608	5.250% due 06/15/46 (Þ)	2,480	2,331
			Nationwide Building Society
5.750% due 10/01/44	3,610	2,897
Equate Petrochemical BV			4.000% due 09/14/26 (Þ)	5,225	4,974
			NCL Corp., Ltd.
4.250% due 11/03/26 (Þ)	460	452
Fannie Mae Grantor Trust			4.625% due 11/15/20 (Þ)	280	286
Series 2001-T4 Class A1			Noble Holding International, Ltd.
7.500% due 07/25/41	1,909	2,235	4.900% due 08/01/20	81	81
Fiat Chrysler Automobiles NV			7.200% due 04/01/25	1,350	1,336
5.250% due 04/15/23	580	595	8.200% due 04/01/45	425	394
GlaxoSmithKline Capital PLC			Nokia OYJ
2.850% due 05/08/22	400	405	6.625% due 05/15/39	4,020	4,211
HBOS PLC			Nordea Bank AB
Series GMTN			4.875% due 05/13/21 (Þ)	600	643
6.750% due 05/21/18 (Þ)	1,000	1,054	OCP SA
HSBC Bank PLC			4.500% due 10/22/25 (Þ)	330	316
7.650% due 05/01/25	2,055	2,494	Pernod Ricard SA
Series 1M			4.450% due 01/15/22 (Þ)	580	617
1.625% due 06/29/49 (Ê)(ƒ)	2,920	2,231	5.500% due 01/15/42 (Þ)	150	167
HSBC Holdings PLC			Perrigo Co. PLC

See accompanying notes which are an integral part of this quarterly report.

182 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.000% due 11/15/23	8,036	8,067	SoftBank Group Corp.
Peruvian Government International Bond			4.500% due 04/15/20 (Þ)	635	651
5.625% due 11/18/50	770	889	Standard Chartered PLC
Petrobras Global Finance BV			5.700% due 03/26/44 (Þ)	1,400	1,399
5.375% due 01/27/21	5,750	5,788	7.014% due 12/30/49 (ƒ)(Þ)	385	406
Petroleos Mexicanos			Teck Resources, Ltd.
5.375% due 03/13/22 (Þ)	4,050	4,129	3.750% due 02/01/23	1,015	986
3.500% due 01/30/23	570	525	6.125% due 10/01/35	700	716
4.500% due 01/23/26	2,170	1,974	6.000% due 08/15/40	250	250
6.875% due 08/04/26	1,250	1,323	Telecom Italia Capital SA
6.500% due 03/13/27 (Þ)	2,040	2,098	6.999% due 06/04/18	781	830
5.500% due 06/27/44	150	123	6.375% due 11/15/33	440	444
6.375% due 01/23/45	1,390	1,244	7.200% due 07/18/36	420	443
5.625% due 01/23/46	4,840	4,038	7.721% due 06/04/38	440	484
Province of due Quebec Canada			Telefonica Emisiones SAU
1.161% of due 09/04/18 (Ê)	1,895	1,896	5.134% due 04/27/20	250	268
			Tengizchevroil Finance Co. International,
1.321% due 07/21/19 (Ê)	3,380	3,379	Ltd.

Qatar Government International Bond			4.000% due 08/15/26 (Þ)	1,355	1,270
4.625% due 06/02/46 (Þ)	2,370	2,407	Tesco PLC
Republic of Poland Government
			6.150% due 11/15/37 (Þ)	525	521
International Bond			Teva Pharmaceutical Finance
5.125% due 04/21/21	2,540	2,770	Netherlands III BV
Rio Tinto Finance USA, Ltd.			2.200% due 07/21/21	3,810	3,630
3.750% due 09/20/21	320	336
			2.800% due 07/21/23	3,240	3,030
Royal Bank of Scotland Group PLC
6.400% due 10/21/19	1,000	1,089	Toronto-Dominion Bank (The)
			2.125% due 04/07/21	3,200	3,154
6.125% due 12/15/22	500	527
			3.625% due 09/15/31	2,760	2,684
3.875% due 09/12/23	5,325	5,175	Transcanada Trust
5.125% due 05/28/24	1,500	1,496	Series 16-A
7.648% due 09/30/49 (ƒ)	350	404	5.875% due 08/15/76	2,490	2,627
Royal Bank of Scotland NV			Transocean, Inc.
4.650% due 06/04/18	200	204	6.000% due 03/15/18	840	858
Schlumberger Norge AS			6.500% due 11/15/20	595	604
4.200% due 01/15/21 (Þ)	500	530	UBS AG
Seagate HDD Cayman			Series BKNT
4.750% due 06/01/23	3,615	3,624	1.800% due 03/26/18	7,750	7,760
SFR Group SA			UBS Group Funding Jersey, Ltd.
7.375% due 05/01/26 (Þ)	2,370	2,432	4.125% due 09/24/25 (Þ)	500	505
Shell International Finance BV			Vale Overseas, Ltd.
1.462% due 11/10/18 (Ê)	5,690	5,727	6.875% due 11/21/36	2,300	2,390
			Validus Holdings, Ltd.
4.375% due 03/25/20	100	107
			8.875% due 01/26/40	2,213	3,070
2.875% due 05/10/26	220	211	Virgin Media Investment Holdings, Ltd.
4.375% due 05/11/45	1,000	1,017	Term Loan I
4.000% due 05/10/46	3,035	2,902	3.517% due 01/31/25	876	881
Shire Acquisitions Investments Co.			Vodafone Group PLC
1.900% due 09/23/19	5,855	5,786	5.450% due 06/10/19	1,030	1,107
Sinopec Group Overseas Development,			7.875% due 02/15/30	3,770	5,029
Ltd.			Voya CLO, Ltd.
4.375% due 04/10/24 (Þ)	530	552	Series 2014-3A Class A1
Sirius International Group, Ltd.			2.302% due 07/25/26 (Ê)(Þ)	2,595	2,597
7.506% due 05/29/49 (ƒ)(Þ)	4,170	4,243	Weatherford International, Ltd.
Sky PLC			9.625% due 03/01/19	1,050	1,129
6.100% due 02/15/18 (Þ)	4,670	4,874

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 183

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.750% due 09/15/40	315	264	MultiPlan, Inc. Term Loan B
Yara International ASA			5.000% due 05/25/23 (Ê)	1,010	1,024
3.800% due 06/06/26 (Þ)	2,080	2,034	PET Acquisition Merger Sub LLC Term
			Loan
		332,472
Loan Agreements - 0.8%			5.000% due 01/26/23 (Ê)	1,000	986
Air Medical Group Holdings, Inc. Term			PetSmart, Inc. Term Loan B2
Loan B			4.000% due 03/11/22 (Ê)	1,017	1,008
4.250% due 04/28/22 (Ê)	667	664	Pharmaceutical Product Development
Albertson's LLC 1st Lien Term Loan B4			LLC Term Loan B
3.778% due 08/23/21 (Ê)	501	503	4.250% due 08/18/22 (Ê)	1,184	1,190
			Prime Security Services Borrower LLC
Albertsons LLC Term Loan B6
4.061% due 06/23/23 (Ê)	1,008	1,013	1st Lien Term Loan	1,280	1,292
			4.250% due 05/02/22
American Airlines, Inc. Term Loan			Reynolds Group Holdings, Inc. Term
3.276% due 05/21/20 (Ê)	960	965	Loan
American Builders & Contractors Supply			4.250% due 01/21/23 (Ê)	1,071	1,074
Co., Inc. Term Loan B
			4.250% due 02/05/23	134	134
3.526% due 09/23/23 (Ê)	960	968

B/E Aerospace, Inc. Term Loan B			RPI Finance Trust Term Loan
			3.498% due 10/05/22 (Ê)	1,107	1,116
3.850% due 12/16/21 (Ê)	1,070	1,074	Sungard Availability Services Capital,

Berry Plastics Group, Inc. Term Loan I			Inc. Term Loan B
3.750% due 10/03/22	826	831	6.000% due 03/31/19 (Ê)	2,841	2,756
Boyd Gaming Corp. Term Loan B2			Univision Communications, Inc. Term
3.530% due 09/15/23 (Ê)	668	675	Loan C4
Catalent Pharma Solutions, Inc. Term			4.000% due 03/01/20 (Ê)	1,494	1,497
Loan B			UPC Financing Partnership 1st Lien
4.250% due 05/20/21 (Ê)	1,209	1,220	Term Loan
Charter Communications LLC Term			3.767% due 08/31/24 (Ê)	1,270	1,270
Loan I			XPO Logistics, Inc. Term Loan B2
3.026% due 01/15/24	1,066	1,069	4.250% due 10/30/21 (Ê)	741	745
CSC Holdings LLC Term Loan B			Zebra Technologies Corp. 1st Lien Term
3.876% due 10/31/24 (Ê)	1,039	1,046	Loan B
CWGS Group LLC Term Loan			4.750% due 10/27/21 (Ê)	587	591
4.516% due 11/08/23 (Ê)	510	514			39,385
First Data Corp. Term Loan			Mortgage-Backed Securities - 21.2%
3.775% due 03/24/21 (Ê)	1,416	1,424	225 Liberty Street Trust
HCA Inc. Term Loan B7			Series 2016-225L Class A
3.588% due 03/01/24	1,145	1,153	3.597% due 02/10/36 (Þ)	975	1,000
Hilton Worldwide Finance LLC Term			A10 Securitization LLC
Loan			Series 2016-1 Class C
3.034% due 10/25/23 (Ê)	1,056	1,065	5.750% due 03/15/35 (Å)	4,391	4,319
Keurig Green Mountain, Inc. Term Loan			Alternative Loan Trust
B			Series 2005-J13 Class 2A7
5.250% due 03/03/23 (Ê)	356	361	5.500% due 11/25/35	400	362
Landry's, Inc. Term Loan B			Series 2006-13T1 Class A3
4.000% due 09/22/23 (Ê)	960	968	6.000% due 05/25/36	2,809	2,183

Level 3 Financing, Inc. Term Loan B2			BAMLL Commercial Mortgage Securities
3.513% due 05/31/22 (Ê)	1,170	1,180	Trust

Lions Gate Enterntainment, Inc. 1st Lien			Series 2014-520M Class A
Term Loan			4.185% due 08/15/46 (Þ)	660	702
			Banc of America Commercial Mortgage
3.766% due 10/12/23	960	965	Trust
MacDermid, Inc. Term Loan B4
5.000% due 06/07/23 (Ê)	5,198	5,265	Series 2007-2 Class AJ	880	855
MGM Growth Properties Operating			5.810% due 04/10/49
			Series 2007-3 Class AJ
Partnership, LP Term Loan B			5.732% due 06/10/49	2,530	2,552
3.528% due 04/25/23 (Ê)	667	672
			Series 2008-1 Class A4
Michaels Stores, Inc. Term Loan B1			6.436% due 02/10/51	1,085	1,109
3.750% due 01/28/23 (Ê)	1,114	1,107
			Banc of America Funding Corp.

See accompanying notes which are an integral part of this quarterly report.

184 Russell Strategic Bond Fun

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2015-R3 Class 1A2			Series 2013-375P Class A
0.724% due 03/27/36 (Ê)(Þ)	5,760	3,398	3.251% due 05/10/35 (Þ)	2,330	2,388
Banc of America Funding Trust			Series 2013-375P Class D
Series 2010-R5 Class 4A1			3.635% due 05/10/35 (Þ)	3,810	3,751
2.790% due 08/26/36 (Ê)(Þ)	1,924	1,937	Series 2015-GC29 Class C
Banc of America Mortgage Securities,
			4.293% due 04/10/48	650	631
Inc.

Series 2004-11 Class 2A1			Series 2015-GC29 Class D
5.750% due 01/25/35	266	269	3.110% due 04/10/48 (Þ)	520	378
Banc of America Mortgage Trust			Citigroup Mortgage Loan Trust, Inc.
			Series 2005-11 Class A2A

Series 2005-D Class 2A7			2.930% due 10/25/35 (Ê)	71	72
3.195% due 05/25/35 (Ê)	980	936
Banc of America Re-REMIC Trust			Series 2007-AR8 Class 2A1A
Series 2010-UB5 Class A4A			3.165% due 07/25/37 (Ê)	1,090	993

5.701% due 02/17/51 (Þ)	588	590	Series 2012-7 Class 10A2
Bayview Commercial Asset Trust			3.206% due 09/25/36 (Ê)(Þ)	2,170	2,000
Series 2006-2A Class A2			Commercial Mortgage Trust

0.872% due 07/25/36 (Ê)(Þ)	1,886	1,646	Series 2007-C9 Class AJ
BCAP LLC Trust			5.650% due 12/10/49	987	1,002
Series 2009-RR11 Class 7A1			Series 2007-GG11 Class AJ
3.158% due 02/26/36 (Ê)(Þ)	303	303	6.236% due 12/10/49	2,642	2,639
Series 2010-RR7 Class 3A1			Series 2013-300P Class A1
2.941% due 08/26/35 (Ê)(Þ)	642	640	4.353% due 08/10/30 (Þ)	1,900	2,061
Series 2010-RR7 Class 3A12			Series 2013-CR6 Class B
2.941% due 08/26/35 (Ê)(Þ)	6,930	5,180	3.397% due 03/10/46 (Þ)	1,355	1,360
Series 2011-R11 Class 15A1			Series 2014-277P Class A
3.070% due 10/26/33 (Ê)(Þ)	2,364	2,388	3.611% due 08/10/49 (Þ)	2,140	2,221
Series 2011-R11 Class 20A5			Series 2015-3BP Class A
3.094% due 03/26/35 (Ê)(Þ)	782	783	3.178% due 02/10/35 (Þ)	2,060	2,062
Series 2011-R11 Class 29A4			Series 2015-CR24 Class D
3.031% due 02/26/36 (Ê)(Þ)	1,054	1,063	3.463% due 08/10/55	180	141
Bear Stearns Adjustable Rate Mortgage			Series 2015-LC19 Class A4
Trust			3.183% due 02/10/48	1,232	1,243
Series 2003-8 Class 4A1

2.904% due 01/25/34 (Ê)	—	1	Series 2016-787S Class A
			3.545% due 02/10/36 (Þ)	975	995
Series 2004-5 Class 2A

3.465% due 07/25/34 (Ê)	494	491	Series 2016-GCT Class A
			2.681% due 08/10/29 (Þ)	971	977
Bear Stearns Alt-A Trust			Countrywide Alternative Loan Trust
Series 2005-4 Class 24A1

3.031% due 05/25/35 (Ê)	3,507	3,585	Series 2007-15CB Class A5
Bear Stearns Commercial Mortgage			5.750% due 07/25/37	382	332
Securities Trust			Series 2007-15CB Class A7
Series 2007-PW15 Class A4			6.000% due 07/25/37	1,083	957
			Credit Suisse Commercial Mortgage
5.331% due 02/11/44	102	102
			Trust Series
CFCRE Commercial Mortgage Trust			Series 2007-C4 Class A4
Series 2016-C3 Class A3
			6.134% due 09/15/39	3,739	3,781
3.865% due 01/10/48	6,630	6,934
			Credit Suisse Mortgage Trust
CGBAM Commercial Mortgage Trust			Series 2014-11R Class 9A2
Series 2016-IMC Class E
			0.674% due 10/27/36 (Ê)(Þ)	2,920	1,657
8.168% due 11/15/21 (Ê)(Þ)	3,560	3,636
			CSAIL Commercial Mortgage Trust
CHL Mortgage Pass-Through Trust			Series 2015-C3 Class A3
Series 2004-11 Class 2A1
			3.447% due 08/15/48	270	275
2.650% due 07/25/34 (Ê)	1,381	1,381
			Series 2015-C4 Class E

Series 2006-14 Class A4			3.738% due 11/15/48	3,350	2,363
6.250% due 09/25/36	2,137	1,875
			CSMC Trust

Series 2007-4 Class 1A10			Series 2015-12R Class 2A2
6.000% due 05/25/37	3,806	3,187
			1.025% due 11/30/37 (Ê)(Þ)	5,450	3,389
Citigroup Commercial Mortgage Trust

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 185

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
DBJPM Mortgage Trust			3.500% due 2028	1,602	1,677
Series 2016-C3 Class A5
			3.500% due 2030	1,503	1,568
2.890% due 09/10/49	1,630	1,592
DBUBS Mortgage Trust			2.600% due 2031	1,680	1,557
Series 2011-LC3A Class C			5.000% due 2031	3,535	3,863
5.510% due 08/10/44 (Þ)	720	788	3.500% due 2032	2,135	2,218
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust			3.000% due 2033	4,552	4,627
Series 2007-WM1 Class A1			3.500% due 2033	3,730	3,874
4.078% due 06/27/37 (Ê)(Þ)	4,819	4,873	5.500% due 2034	773	865
DSLA Mortgage Loan Trust			4.500% due 2035	3,716	4,039
Series 2007-AR1 Class 2A1A
			5.500% due 2035	506	567
0.579% due 04/19/47 (Ê)	5,791	5,032
EQTY Mortgage Trust			6.000% due 2035	495	568
Series 2014-INNS Class E			4.000% due 2036	49	52

3.954% due 05/08/31 (Ê)(Þ)	3,460	3,420	5.500% due 2036	1,048	1,171
Fannie Mae
			4.000% due 2037	57	60
3.170% due 2018	6,827	6,938
			5.500% due 2037	319	355
3.766% due 2020	5,653	5,957
			5.500% due 2038	62	69
3.500% due 2021	166	173
			4.500% due 2039	488	526
3.840% due 2021	3,682	3,917
			6.000% due 2039	431	488
3.890% due 2021	1,819	1,937
			6.000% due 2039	534	619
4.363% due 2021	5,662	6,073
			4.500% due 2040	161	174
5.500% due 2021	62	65
			5.500% due 2040	5,638	6,325
2.500% due 2022	2,980	3,029
			4.000% due 2041	882	930
2.820% due 2022	2,483	2,538
			4.500% due 2041	5,053	5,446
2.830% due 2022	2,282	2,335
			4.500% due 2041	1,113	1,259
2.860% due 2022	1,305	1,328
			5.000% due 2041	7,792	8,500
5.500% due 2022	264	281
			3.000% due 2042	4,543	4,520
2.000% due 2023	9,131	9,179
			4.500% due 2042	433	466
4.500% due 2023	43	46
			3.500% due 2043	4,191	4,309
5.500% due 2023	166	177
			3.000% due 2044	7,774	7,735
2.500% due 2024	5,398	5,488
			3.500% due 2045	30,603	31,309
4.000% due 2024	46	48
			4.000% due 2045	7,737	8,146
5.500% due 2024	385	413
			3.000% due 2046	4,168	4,129
4.000% due 2025	1,796	1,878
			3.500% due 2046	5,446	5,569
4.500% due 2025	35	37
			4.000% due 2046	13,873	14,641
5.500% due 2025	547	573
			4.500% due 2046	4,173	4,536
2.550% due 2026	1,448	1,412
			3.000% due 2047	5,197	5,155
3.100% due 2026	1,605	1,625	15 Year TBA(Ï)
3.500% due 2026	1,550	1,617	2.500%	7,940	7,935
4.000% due 2026	646	674	3.000%	3,300	3,380
4.500% due 2026	112	126	3.500%	1,000	1,040
5.500% due 2026	104	116	30 Year TBA(Ï)
2.500% due 2027	3,341	3,396	3.000%	105,395	104,127
2.964% due 2027	3,923	3,913	4.000%	12,000	12,565
3.000% due 2027	1,734	1,785	Series 1997-281 Class 2
			Interest Only STRIP
3.080% due 2027	910	918
			9.000% due 11/25/26 (Å)	14	3
4.500% due 2027	429	485	Series 2000-306 Class IO
4.500% due 2027	2,124	2,179	Interest Only STRIP
5.500% due 2027	44	49	8.000% due 05/25/30 (Å)	15	4

See accompanying notes which are an integral part of this quarterly report.

186 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2001-317 Class 2			Interest Only STRIP
Interest Only STRIP			6.166% due 01/25/37 (Ê)	8,977	1,687
8.000% due 12/25/31 (Å)	22	6	Series 2009-96 Class DB
Series 2002-320 Class 2			4.000% due 11/25/29	3,004	3,173
Interest Only STRIP			Interest Only STRIP
7.000% due 04/25/32 (Å)	7	2	Series 2010-95 Class S
Series 2003-343 Class 6			6.016% due 09/25/40 (Ê)	8,614	1,677
Interest Only STRIP			Series 2013-111 Class PL
5.000% due 10/25/33	383	76	2.000% due 12/25/42	3,641	3,320
Series 2003-345 Class 18			Series 2013-119 Class NT
Interest Only STRIP
			4.000% due 12/25/43	3,600	3,740
4.500% due 12/25/18	249	7	Series 2015-43 Class PA
Series 2003-345 Class 19
Interest Only STRIP			3.500% due 01/25/43	2,130	2,187
4.500% due 01/25/19	263	8	Series 2016-23 Class ST
			Interest Only STRIP
Series 2005-365 Class 12
Interest Only STRIP			5.416% due 11/25/45 (Ê)	3,838	822
5.500% due 12/25/35	1,141	219	Series 2016-60 Class QS
			Interest Only STRIP
Series 2006-369 Class 8
Interest Only STRIP			5.516% due 09/25/46 (Ê)	1,381	247
5.500% due 04/25/36	161	30	Series 2016-61 Class BS
			Interest Only STRIP
Series 2016-C04 Class 1M2
			5.516% due 09/25/46 (Ê)	3,897	688
4.842% due 01/25/29 (Ê)	4,980	5,276	Fannie Mae-Aces
Fannie Mae REMICS			Series 2011-M2 Class A3
Series 1997-68 Class SC
			3.764% due 04/25/21	4,250	4,473
7.945% due 05/18/27 (Å)(Ê)	21	4	Series 2012-M8 Class ASQ2
Series 2001-4 Class SA
			1.520% due 12/25/19	5,544	5,552
6.999% due 02/17/31 (Å)(Ê)	1	—	Series 2013-M4 Class ASQ2
Series 2003-25 Class IK
Interest Only STRIP			1.451% due 02/25/18	2,745	2,746

7.000% due 04/25/33 (Å)	57	11	Series 2014-M13 Class AB2
Series 2003-32 Class UI			2.951% due 08/25/24	3,616	3,588

6.000% due 05/25/33 (Å)	48	12	Series 2015-M1 Class ASQ2
Series 2003-33 Class IA			1.626% due 02/25/18	7,399	7,412
Interest Only STRIP			Series 2015-M7 Class ASQ1
6.500% due 05/25/33 (Å)	273	70	0.882% due 04/25/18	1,081	1,080
Series 2003-35 Class FY			Series 2015-M7 Class ASQ2
0.984% due 05/25/18 (Ê)	116	116	1.550% due 04/25/18	3,325	3,325
Series 2003-35 Class IU			Series 2015-M11 Class A1
6.000% due 05/25/33 (Å)	48	11	2.097% due 04/25/25	4,329	4,269
Series 2003-35 Class UI			Series 2015-M15 Class ASQ1
Interest Only STRIP			0.849% due 01/25/19	3,146	3,140
6.500% due 05/25/33 (Å)	61	12	Series 2016-M2 Class ABV2
Series 2003-64 Class JI			2.131% due 01/25/23	3,701	3,638
Interest Only STRIP			Series 2016-M3 Class ASQ2
6.000% due 07/25/33 (Å)	29	6	2.263% due 02/25/23	5,170	5,075
Series 2004-W11 Class 1A2			Series 2016-M6 Class AB2
6.500% due 05/25/44	3	3	2.395% due 05/25/26	4,800	4,490
Series 2005-117 Class LC			Series 2016-M7 Class AV2
5.500% due 11/25/35	1,593	1,704	2.157% due 10/25/23	11,995	11,698
Series 2006-118 Class A1			FDIC Trust
0.644% due 12/25/36 (Å)(Ê)	51	50	Series 2010-R1 Class A
Series 2007-73 Class A1			2.184% due 05/25/50 (Þ)	22	22
0.644% due 07/25/37 (Å)(Ê)	490	479	Series 2011-R1 Class A
Series 2009-39 Class LB			2.672% due 07/25/26 (Þ)	101	102
4.500% due 06/25/29	—	—
Series 2009-70 Class PS

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 187

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Federal Home Loan Mortgage Corp.
			5.500% due 2041	2,009	2,261
Multifamily Structured Pass-Through
Certificates			3.500% due 2043	3,270	3,355
Series 2011-K702 Class X1			4.000% due 2044	5,380	5,682
Interest Only STRIP
			3.500% due 2045	22,130	22,726
1.617% due 02/25/18 (Ê)	52,198	617
Series 2015-K044 Class A2			4.000% due 2045	2,689	2,822

2.811% due 01/25/25	3,050	3,059	3.000% due 2046	8,091	8,008
Series 2015-K050 Class A2			3.500% due 2046	20,666	21,141
3.334% due 08/25/25	8,590	8,919	4.000% due 2046	12,417	13,077
Series 2015-K151 Class A3			4.500% due 2046	774	837
3.511% due 04/25/30	2,405	2,464		4,800	4,756
			3.000% due 2047
Series 2016-K053 Class A2
			3.500% due 2047	8,479	8,667
2.995% due 12/25/25	9,655	9,756	15 Year TBA(Ï)
Series 2016-K058 Class X1
Interest Only STRIP			2.500%	4,010	4,009

0.931% due 08/25/26	25,236	1,758	30 Year TBA(Ï)
Series 2016-KF15 Class A			3.000%	10,270	10,148
1.262% due 02/25/23 (Ê)	12,612	12,601	3.500%	4,800	4,892
Series 2016-KF17 Class A			Freddie Mac Multifamily Structured
			Pass-Through Certificates
1.142% due 03/25/23 (Ê)	8,278	8,270	Series 2015-K047 Class A2
Series 2016-KJ08 Class A2
			3.329% due 05/25/25	5,170	5,374
2.356% due 08/25/22	940	934	Series 2015-K048 Class A2
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities			3.284% due 06/25/25	8,750	9,067
Series 2003-56 Class A5			Series 2015-K049 Class A2
5.231% due 05/25/43	25	28	3.010% due 08/25/25	10,000	10,151
First Horizon Mortgage Pass-Through			Series 2015-K051 Class A2
Trust			3.308% due 09/25/25	7,730	8,010
Series 2005-AR4 Class 2A1			Series 2016-K052 Class A2
2.902% due 10/25/35 (Ê)	1,086	904	3.151% due 11/25/25	7,490	7,672
First Union National Bank-Bank of

America Commercial Mortgage Trust			Series 2016-K057 Class A2
Series 2001-C1 Class IO1			2.570% due 07/25/26	4,170	4,053
Interest Only STRIP			Series 2016-K058 Class A2
2.200% due 03/15/33 (Þ)	2,308	—	2.653% due 08/25/26	7,500	7,329
Freddie Mac			Series 2016-K059 Class A2
4.500% due 2018	6,285	6,434	3.120% due 09/25/26	6,270	6,368
4.500% due 2020	17,501	17,919	Freddie Mac REMICS
			Series 1999-2129 Class SG
8.500% due 2025	6	7
			6.450% due 06/17/27 (Å)(Ê)	397	62
3.500% due 2027	2,262	2,361	Series 2000-2247 Class SC
8.500% due 2027	37	43	Interest Only STRIP
3.500% due 2030	1,247	1,303	6.962% due 08/15/30 (Å)(Ê)	14	2
			Series 2002-2463 Class SJ
3.000% due 2031	2,433	2,499
			7.462% due 03/15/32 (Å)(Ê)	33	8
3.000% due 2035	401	405	Series 2003-2610 Class UI
3.500% due 2035	2,119	2,196	6.500% due 05/15/33 (Å)	9	2
5.000% due 2035	39	44	Series 2003-2624 Class QH
3.000% due 2036	1,839	1,855	5.000% due 06/15/33	524	574
4.000% due 2036	107	113	Series 2003-2649 Class IM
			Interest Only STRIP
6.000% due 2038	1,622	1,856
			7.000% due 07/15/33 (Å)	75	21
4.500% due 2039	6,206	6,765	Series 2003-2725 Class TA
5.500% due 2039	976	1,083	4.500% due 12/15/33	1,300	1,424
5.500% due 2040	1,416	1,570	Series 2006-R007 Class ZA
4.000% due 2041	7,649	8,101	6.000% due 05/15/36	1,873	2,101
			Series 2011-3963 Class JB

See accompanying notes which are an integral part of this quarterly report.

188 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 11/15/41	3,500	3,831	3.500%	500	517
Series 2012-3997 Class PB			GMACM Mortgage Loan Trust
4.000% due 02/15/42	4,000	4,195	Series 2005-AR2 Class 4A
Series 2012-4045 Class HD			3.384% due 05/25/35 (Ê)	52	48
4.500% due 07/15/41	2,396	2,593	Government National Mortgage
			Association

Series 2013-4233 Class MD			Series 2016-47 Class CB
1.750% due 03/15/25	1,518	1,522
			4.000% due 04/20/46	2,461	2,589
Series 2014-4423 Class VB
3.500% due 06/15/33	1,090	1,121	Series 2016-82 Class PC
			3.500% due 06/20/46	3,355	3,308
Freddie Mac Strips			Series 2016-84 Class IG
Series 1998-191 Class IO
8.000% due 01/01/28 (Å)	14	3	Interest Only STRIP
			4.500% due 11/16/45	1,345	277
Series 1998-194 Class IO			Interest Only STRIP
6.500% due 04/01/28 (Å)	32	6	Series 2016-135 Class SB
Series 2001-212 Class IO			5.558% due 10/16/46 (Ê)	381	86
6.000% due 05/01/31 (Å)	32	7	GS Mortgage Securities Trust
Series 2001-215 Class IO			Series 2013-GC12 Class A1
8.000% due 06/15/31 (Å)	34	9	0.742% due 06/10/46	521	520
Series 2012-271 Class 30			Series 2013-GC14 Class AS
3.000% due 08/15/42	6,826	6,768	4.507% due 08/10/46 (Þ)	1,630	1,760
Series 2014-334 Class S7			Series 2013-GC16 Class A1
Interest Only STRIP			1.264% due 11/10/46	94	94
5.562% due 08/15/44 (Ê)	1,449	329	Series 2015-GS1 Class C
Freddie Mac Whole Loan Securities
Trust			4.570% due 11/10/48	780	787
Series 2016-SC01 Class M1			GSMPS Mortgage Loan Trust
			Series 2006-RP1 Class 1A2
3.883% due 07/25/46	1,392	1,369
FREMF Mortgage Trust			7.500% due 01/25/36 (Þ)	12	13
Series 2016-K57 Class C			Series 2006-RP1 Class 1A3
4.053% due 08/25/49 (Þ)	823	691	8.000% due 01/25/36 (Þ)	21	23
Ginnie Mae			Hilton USA Trust
Series 1999-27 Class SE			Series 2016-HHV Class D
Interest Only STRIP			4.194% due 11/05/38 (Þ)	9,138	8,681
8.058% due 08/16/29 (Å)(Ê)	53	12	Hudsons Bay Simon JV Trust
Series 2012-135 Class IO			Series 2015-HB7 Class A7
Interest Only STRIP			3.914% due 08/05/34 (Þ)	3,403	3,491
0.611% due 01/16/53	14,258	582	IndyMac INDA Mortgage Loan Trust
Series 2014-190 Class PL			Series 2007-AR1 Class 1A1
3.500% =due 12/20/44	4,959	5,224	3.186% due 03/25/37 (Ê)	1,721	1,574
			JPMBB Commercial Mortgage Securities
Series 2016-21 Class ST			Trust
Interest Only STRIP
5.588% due 02/20/46 (Ê)	2,770	574	Series 2013-C14 Class AS
			4.409% due 08/15/46	1,780	1,912
Ginnie Mae I			JPMorgan Chase Commercial Mortgage
2.140% due 2023	3,092	3,039	Securities Trust

4.500% due 2039	10,330	11,353	Series 2004-LN2 Class B
5.000% due 2039	4,180	4,619	5.446% due 07/15/41	1,550	1,538
			Series 2007-CB18 Class A4
4.500% due 2040	1,273	1,378
			5.440% due 06/12/47	44	44
4.500% due 2041	2,271	2,453	Series 2007-LDPX Class A3
4.500% due 2042	209	226	5.420% due 01/15/49	31	31
3.000% due 2043	1,124	1,134	Series 2015-MAR7 Class E
Ginnie Mae II			5.962% due 06/05/32 (Þ)	3,000	2,870
3.000% due 2046	2,944	2,973	JPMorgan Mortgage Trust
			Series 2005-A4 Class 1A1
3.500% due 2046	3,741	3,880
30 Year TBA(Ï)			2.991% due 07/25/35 (Ê)	333	332
			Series 2013-1 Class 2A2
3.000%	28,300	28,486
			2.500% due 03/25/43 (Þ)	4,135	4,074

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 189

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
JPMorgan Resecuritization Trust			3.462% due 06/07/35 (Þ)	1,435	1,419
Series 2009-5 Class 2A2			New Residential Mortgage Loan Trust
2.064% due 01/26/37 (Ê)(Þ)	5,647	4,799	Series 2016-3A Class A1B
Series 2010-6 Class 2A1			3.250% due 09/25/56 (Þ)	1,494	1,505
3.041% due 08/26/35 (Ê)(Þ)	1,198	1,204	Nomura Resecuritization Trust
LB-Commercial Mortgage Trust			Series 2013-1R Class 3A12
Series 2007-C3 Class AJ			0.694% due 10/26/36 (Ê)(Þ)	2,482	2,232
6.116% due 07/15/44	2,440	2,394	Series 2014-1R Class 5A3
Series 2007-C3 Class AM			0.684% due 10/26/36 (Ê)(Þ)	4,173	3,493
6.116% due 07/15/44	4,780	4,826	Series 2015-4R Class 1A14
LB-UBS Commercial Mortgage Trust			0.739% due 03/26/47 (Ê)(Þ)	5,270	3,474
Series 2007-C1 Class AJ			Series 2015-8R Class 2A2
5.484% due 02/15/40	146	147	0.674% due 10/26/36 (Ê)(Þ)	3,221	1,684
Series 2007-C7 Class AJ			Series 2015-8R Class 4A4
6.449% due 09/15/45	4,830	4,865	1.369% due 11/25/47 (Þ)	7,732	3,559
Merrill Lynch Mortgage Investors Trust			Series 2015-11R Class 3A2
Series 2005-A9 Class 2A1C
			2.747% due 05/25/36 (Þ)	1,272	1,219
3.053% due 12/25/35 (Ê)	3,307	3,163	RBS Commercial Funding, Inc. Trust
ML-CFC Commercial Mortgage Trust			Series 2013-GSP Class A
Series 2007-5 Class AJ
			3.834% due 01/13/32 (Þ)	1,055	1,115
5.450% due 08/12/48	2,569	2,273	RBSSP Resecuritization Trust
Series 2007-5 Class AJFL			Series 2010-3 Class 9A1
5.450% due 08/12/48 (Þ)	2,322	2,056	5.500% due 02/26/35 (Þ)	142	142
Morgan Stanley Bank of America Merrill
Lynch Trust			Series 2010-12 Class 7A3
Series 2015-C24 Class A4			4.000% due 12/27/35 (Å)	1,132	1,133

3.732% due 05/15/48	1,000	1,043	Sequoia Mortgage Trust
Series 2015-C26 Class A3			1.874% due 02/25/43	3,323	3,165
3.211% due 10/15/48	5,055	5,097	2.500% due 05/25/43 (Þ)	2,398	2,295
Series 2016-C31 Class A1			Series 2013-4 Class A1
1.511% due 11/15/21	2,747	2,718	2.325% due 04/25/43	6,621	6,318
Morgan Stanley Capital I Trust			Series 2015-1 Class A1
Series 2006-HQ8 Class C			3.500% due 01/25/45 (Þ)	5,547	5,567
5.589% due 03/12/44	1,405	1,271	SG Commercial Mortgage Securities
Series 2007-IQ14 Class A4			Trust

5.692% due 04/15/49	807	808	Series 2016-C5 Class A4
Series 2007-IQ15 Class A4			3.055% due 10/10/48	2,870	2,796
			Structured Adjustable Rate Mortgage
6.098% due 06/11/49	1,597	1,618	Loan Trust
Series 2007-IQ16 Class AM			Series 2004-12 Class 2A
6.256% due 12/12/49	7,758	7,963	2.735% due 09/25/34 (Ê)	4,201	4,143
Series 2007-T25 Class AJ			Structured Asset Mortgage Investments
5.574% due 11/12/49	2,137	2,132	II Trust
Series 2008-T29 Class AM			Series 2004-AR7 Class A1B
6.477% due 01/11/43	4,950	5,099	0.962% due 04/19/35 (Ê)	508	478
Series 2015-MS1 Class A4			Series 2004-AR8 Class A1
3.779% due 05/15/48	1,360	1,425	1.242% due 05/19/35 (Ê)	1,788	1,752
Series 2016-UBS9 Class A4			Towd Point Mortgage Trust
			Series 2015-2 Class 2A1
3.594% due 03/15/49	1,425	1,470
Morgan Stanley Re-REMIC Trust			3.750% due 11/25/57 (Þ)	2,069	2,120
Series 2009-GG10 Class A4A			Series 2016-3 Class A1
5.988% due 08/12/45 (Þ)	134	134	2.250% due 08/25/55 (Þ)	3,284	3,257
Mortgage Repurchase Agreement			Wachovia Bank Commercial Mortgage
Financing Trust			Trust
Series 2016-4 Class A1			Series 2007-C30 Class AM
1.963% due 05/10/19 (Ê)(Þ)	2,400	2,395	5.383% due 12/15/43	1,340	1,338
MSCG Trust			Series 2007-C33 Class AJ
Series 2015-ALDR Class A2			6.170% due 02/15/51	5,100	5,118

See accompanying notes which are an integral part of this quarterly report.

190 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Waldorf Astoria Boca Raton Trust			Municipal Electric Authority of Georgia
Series 2016-BOCA Class E			Revenue Bonds
4.888% due 06/15/29 (Å)(Ê)	4,000	4,011	6.637% due 04/01/57		4,755	5,888
Washington Mutual Mortgage Pass-			7.055% due 04/01/57		4,445	5,091
Through Certificates Trust			Rib Floater Trust Various States Revenue
Series 2004-AR1 Class A			Bonds
2.783% due 03/25/34 (Ê)	315	316	0.970% due 08/15/22 (Ê)(Þ)		3,000	3,000
Series 2004-AR13 Class A1A			Tender Option Bond Trust Receipts/
1.304% due 11/25/34 (Ê)	2,086	1,988	Certificates General Obligation
Series 2005-AR6 Class 2A1A			Unlimited
0.822% due 04/25/45 (Ê)	4,666	4,405	1.020% due 08/01/49 (Ê)(Þ)		3,000	3,000
Series 2006-AR7 Class 2A						21,979
1.522% due 07/25/46 (Ê)	1,317	1,070	Non-US Bonds - 4.8%
Series 2006-AR10 Class 1A1			Australia Government International
			Bond
2.821% due 09/25/36 (Ê)	3,604	3,376	Series 126
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (Ê)	3,071	2,805	4.500% due 04/15/20	AUD	20,370	16,683
Series 2007-OA2 Class 1A			Series 133
1.242% due 03/25/47 (Ê)	4,228	3,239	5.500% due 04/21/23	AUD	4,560	4,085
			Series 140
Wells Fargo Commercial Mortgage Trust			4.500% due 04/21/33	AUD	9,030	7,990
Series 2015-NXS1 Class D
4.241% due 05/15/48	40	33	Brazil Notas do Tesouro Nacional
Series 2016-BNK1 Class A3			Series NTNB
2.652% due 08/15/49	3,220	3,084	6.000% due 05/15/45	BRL	1,411	1,417
Series 2016-C37 Class C			Series NTNF
4.495% due 12/15/49	960	963	10.000% due 01/01/21	BRL	21,850	6,874
Wells Fargo Mortgage Backed Securities			10.000% due 01/01/23	BRL	29,411	9,098
Trust			10.000% due 01/01/25	BRL	23,550	7,214
Series 2004-CC Class A1			Colombian TES
2.888% due 01/25/35 (Ê)	1,601	1,616	Series B
Series 2005-AR7 Class 2A1			10.000% due 07/24/24	COP	52,341,800	21,326
3.087% due 05/25/35 (Ê)	870	860	Ireland Government International Bond
Series 2005-AR8 Class 1A1			5.400% due 03/13/25	EUR	9,290	13,493
2.947% due 06/25/35 (Ê)	3,214	3,260	Malaysia Government Bond
Series 2006-6 Class 1A8			Series 0116
5.750% due 05/25/36	690	691	3.800% due 08/17/23	MYR	35,800	8,013
Series 2006-8 Class A15			Series 0215
6.000% due 07/25/36	1,323	1,334	3.795% due 09/30/22	MYR	4,170	937
Series 2006-11 Class A9			Series 0314
6.500% due 09/25/36	581	562	4.048% due 09/30/21	MYR	6,770	1,553
Series 2006-13 Class A5			Series 0315
6.000% due 10/25/36	2,789	2,800	3.659% due 10/15/20	MYR	50	11
WFRBS Commercial Mortgage Trust			Series 0414
Series 2012-C9 Class A1			3.654% due 10/31/19	MYR	11,660	2,649
0.673% due 11/15/45	66	66	Series 0515
Series 2013-C14 Class A1			3.759% due 03/15/19	MYR	5,300	1,207
0.836% due 06/15/46	236	236	Mexican Bonos
Series 2014-C19 Class A3			Series M 20
3.660% due 03/15/47	1,780	1,861	7.500% due 06/03/27	MXN	11,443	546
Series 2014-C24 Class D			Series M 30
3.692% due 11/15/47 (Þ)	930	590	10.000% due 11/20/36	MXN	94,830	5,443
		1,093,501	8.500% due 11/18/38	MXN	83,940	4,219
Municipal Bonds - 0.4%			Series M
Mississippi Business Finance Corp.			8.000% due 06/11/20	MXN	17,550	867
Revenue Bonds
0.600% due 12/01/30 (Ê)	5,000	5,000	7.750% due 05/29/31	MXN	20,610	980
			7.750% due 11/13/42	MXN	298,750	13,937

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 191

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
		or Shares	$			or Shares	$
New Zealand Government Bond				Titulos De Tesoreria B Bonds
Series 0423				Series B
5.500% due 04/15/23	NZD	3,050	2,551	6.000% due 04/28/28	COP	7,098,100	2,245
Series 0427							247,138
4.500% due 04/15/27	NZD	3,760	3,023	United States Government Treasuries - 31.2%
Series 0521				United States Treasury Inflation Indexed
6.000% due 05/15/21	NZD	34,365	28,532	Bonds
Series 0925				1.375% due 07/15/18		33,775	35,164
2.000% due 09/20/25	NZD	4,890	3,768	2.125% due 01/15/19		15,584	16,523
Norway Government International Bond				0.125% due 04/15/19		24,912	25,379
Series 473				0.125% due 04/15/21		7,169	7,271
4.500% due 05/22/19 (Þ)	NOK	43,640	5,749
				0.125% due 01/15/23		40,672	40,788
Series 477
1.750% due 03/13/25 (Þ)	NOK	8,390	1,028	0.250% due 01/15/25		9,579	9,518
Peru Government International Bond				0.375% due 07/15/25		5,394	5,423
5.700% due 08/12/24	PEN	25,320	7,764	0.125% due 07/15/26		10,039	9,819
6.900% due 08/12/37	PEN	23,960	7,512	3.875% due 04/15/29		22,229	30,754
Poland Government International Bond				2.125% due 02/15/40		25,911	32,496
Series 0721
				1.375% due 02/15/44		9,136	10,091
1.750% due 07/25/21	PLN	6,960	1,652
Republic of Poland Government				0.750% due 02/15/45		6,832	6,515
International Bond				1.000% due 02/15/46		13,859	14,112
Series 0420				United States Treasury Notes
1.500% due 04/25/20	PLN	8,790	2,126	0.875% due 03/31/18		22,765	22,751
Series 0421
				1.125% due 06/15/18		16,461	16,487
2.000% due 04/25/21	PLN	9,950	2,397
Series 0726				1.250% due 12/15/18		24,000	24,027
2.500% due 07/25/26	PLN	29,890	6,715	1.500% due 01/31/19		16,405	16,493
Republic of South Africa Government				1.500% due 02/28/19		18,346	18,438
International Bond				1.625% due 03/31/19		9,103	9,170
Series R186
10.500% due 12/21/26	ZAR	34,330	2,825	0.875% due 04/15/19		48,715	48,275
Series R207				1.500% due 11/30/19		10,002	10,018
7.250% due 01/15/20	ZAR	50,690	3,690	1.625% due 12/31/19		10,601	10,651
Series R209				1.375% due 01/31/20		10,179	10,150
6.250% due 03/31/36	ZAR	35,160	1,874	3.625% due 02/15/20		11,420	12,140
Series R214
				1.375% due 02/29/20		9,713	9,671
6.500% due 02/28/41	ZAR	143,780	7,637
Russian Federal Bond - OFZ				3.500% due 05/15/20		20,794	22,073
Series 6207				1.375% due 05/31/20		14,096	14,002
8.150% due 02/03/27	RUB	249,850	4,195	1.500% due 05/31/20		14,177	14,138
Series 6219				2.625% due 08/15/20		30,283	31,318
7.750% due 09/16/26	RUB	293,970	4,762
				2.125% due 08/31/20		29,287	29,781
Singapore Government Bond
				1.375% due 09/30/20		84,465	83,601
0.500% due 04/01/18	SGD	3,340	2,355	1.750% due 12/31/20		38,025	38,052
1.625% due 10/01/19	SGD	600	429
				1.125% due 06/30/21		39,550	38,359
2.000% due 07/01/20	SGD	1,420	1,023	1.125% due 07/31/21		94,855	91,869
2.250% due 06/01/21	SGD	3,340	2,421
				1.250% due 10/31/21		144,990	140,771
1.250% due 10/01/21	SGD	620	430	2.000% due 11/15/21		51,030	51,223
3.125% due 09/01/22	SGD	2,780	2,097
				1.875% due 01/31/22		840	839
2.750% due 07/01/23	SGD	3,240	2,392	1.625% due 04/30/23		12,000	11,618
3.000% due 09/01/24	SGD	4,310	3,231
				1.250% due 07/31/23		9,308	8,778
2.375% due 06/01/25	SGD	1,700	1,217	2.500% due 08/15/23		11,585	11,795
2.125% due 06/01/26	SGD	840	587
3.500% due 03/01/27	SGD	3,040	2,369	6.250% due 08/15/23		9,795	12,243

See accompanying notes which are an integral part of this quarterly report.

192 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
1.375% due 08/31/23		12,000		11,388	Feb 2017 117.75 Call (134)	USD	15,779	(ÿ)	64
1.625% due 10/31/23		52,765		50,807	Feb 2017 119.00 Call (165)	USD	19,635	(ÿ)	14
2.750% due 11/15/23		11,322		11,694	Mar 2017 115.00 Put (41)	USD	9,085	(ÿ)	5
2.250% due 12/31/23		200		200	Mar 2017 117.00 Put (41)	USD	9,243	(ÿ)	32
1.750% due 01/31/24		52,835		51,917	United States 10 Year
					Treasury Note Futures
2.250% due 01/31/24		1,745		1,745
2.750% due 02/15/24		15,000		15,488	Feb 2017 124.00 Call (62)	USD	7,688	(ÿ)	58
					Mar 2017 119.00 Put (63)	USD	7,497	(ÿ)	4
2.500% due 05/15/24		6,669		6,770	Mar 2017 122.00 Put (63)
2.000% due 02/15/25		6,995		6,808	United States Treasury	USD	7,686	(ÿ)	22
1.625% due 05/15/26		30,500		28,423	Bond Futures
2.000% due 11/15/26		126,910		121,958	Feb 2017 152.00 Call (92)	USD	13,984	(ÿ)	99
					Total Options Purchased
2.375% due 11/15/26		16,845		15,733	(cost $740)				630
6.250% due 05/15/30		7,400		10,462
4.500% due 02/15/36		2,500		3,159	Short-Term Investments - 11.5%
4.625% due 02/15/40		10,154		12,981	America Movil SAB de CV
3.000% due 05/15/45		18,560		18,346	5.625% due 11/15/17		250		258

3.000% due 11/15/45		12,490		12,337	American Express Credit Corp.
					1.125% due 06/05/17		4,215		4,215
2.500% due 02/15/46		17,730		15,783
					American Honda Finance Corp.
2.500% due 05/15/46		42,930		38,198
					1.193% due 07/14/17 (Ê)		8,375		8,382
3.000% due 08/15/46		134,540		113,161
					1.263% due 12/11/17 (Ê)		570		571
2.875% due 11/15/46		6,000		1,605,735 5,793	Anheuser-Busch InBev Worldwide, Inc.
Total Long-Term Investments					1.212% due 04/21/17 (Þ)(~)		2,605		2,600
					1.574% due 06/08/17 (Þ)(~)		800		797
(cost $4,648,651)				4,615,532	Anthem, Inc.
					1.875% due 01/15/18		4,505		4,515
Common Stocks - 0.0%					AT&T, Inc.
Financial Services - 0.0%					1.700% due 06/01/17		4,815		4,820
Escrow GM Corp.		420,000		—	Bank of America Corp.
Total Common Stocks					5.700% due 05/02/17		550		556
(cost $—)				—
					5.750% due 12/01/17		1,000		1,033
					Bank of America NA
Preferred Stocks - 0.1%					Series BKNT
Financial Services - 0.1%					1.381% due 06/05/17 (Ê)		3,935		3,939
XLIT, Ltd.		3,685		2,948	Bank of Montreal
					Series YCD
Total Preferred Stocks					1.503% due 12/11/17 (Ê)(~)		7,590		7,610
(cost $3,075)				2,948	Barclays Bank PLC
					6.050% due 12/04/17 (Þ)		200		206
					BNP Paribas SA
Options Purchased - 0.0%					2.375% due 09/14/17		300		302
(Number of Contracts)					Chariot Funding LLC
Cross Currency Options
(USD/GBP)					1.027% due 03/31/17 (ç)(Þ)(~)		3,000		2,995
Feb 2017 1.23 Call (1)					Chevron Corp.
Cross Currency Options	USD	14,297	(ÿ)	13	1.076% due 11/15/17 (Ê)		1,595		1,596
(USD/JPY)					Citigroup, Inc.
Feb 2017 112.50 Call (1)	USD	1,305,000	(ÿ)	163	1.630% due 11/24/17 (Ê)		7,300		7,322
Feb 2017 114.50 Call (1)	USD	515,250	(ÿ)	48	Commonwealth Bank of Australia
Feb 2017 114.75 Call (1)	USD	1,032,750	(ÿ)	26	1.288% due 01/12/18 (Å)(Ê)(~)		5,000		5,000
					Compass Bank
Apr 2017 115.00 Call (1)	USD	517,500	(ÿ)	82	Series BKNT
United States 5 Year
Treasury Note Futures					6.400% due 10/01/17		6,880		7,075
					ConocoPhillips Co.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 193

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
1.050% due 12/15/17	357	356	1.750% due 04/10/17 (Þ)	1,910		1,911
Cooperatieve Rabobank UA			Sinopec Group Overseas Development,

0.945% due 03/09/17 (ç)(Ê)(~)	7,590	7,590	Ltd.
Credit Suisse			2.750% due 05/17/17 (Þ)	260		261
1.750% due 01/29/18	5,245	5,252	Small Business Administration
			Series 97-D Class 1

DCP Midstream Operating, LP			7.500% due 04/01/17	15		15
2.500% due 12/01/17	685	683
Deutsche Telekom International Finance			Statoil ASA
BV			3.125% due 08/17/17	150		152
2.250% due 03/06/17 (Þ)	6,780	6,787	Sumitomo Mitsui Banking Corp.
			Series YCD
DNB Series Bank YCD ASA			1.133% due 04/26/17 (Ê)(~)	3,000		3,002
1.291% due 06/09/17 (Ê)(~)	7,590	7,597	Thomson Reuters Corp.
eBay, Inc.			1.650% due 09/29/17	4,000		4,006
1.350% due 07/15/17	4,085	4,085	Total Capital International SA
Fannie Mae-Aces			1.550% due 06/28/17	5,110		5,117
Series 2014-M13 Class ASQ2			Tyco Electronics Group SA
1.637% due 11/25/17	10,485	10,492	6.550% due 10/01/17	1,934		2,002
FCA US LLC Term Loan B			U.S. Cash Management Fund	220,716,594	(8)	220,761
3.500% due 05/24/17 (Ê)	2,316	2,316	United States Treasury Bills
Ford Motor Credit Co. LLC			0.408% due 02/09/17	4,955		4,954
1.724% due 12/06/17	1,000	999	0.482% due 03/30/17	4,100		4,097
Series FXD			0.437% due 04/20/17	32,600		32,566
2.145% due 01/09/18	6,395	6,429
			0.572% due 07/06/17	32,610		32,531
Freddie Mac
			0.606% due 07/13/17	2,600		2,593
8.500% due 02/01/17	—	—
			United States Treasury Notes

General Electric Co.			0.750% due 12/31/17	37,395		37,356
5.250% due 12/06/17	2,390	2,470
Glencore Finance Canada, Ltd.			0.875% due 01/15/18	66,205		66,202

2.700% due 10/25/17 (Þ)	900	907	Verizon Communications, Inc.
Hewlett Packard Enterprise Co.			1.351% due 06/09/17 (Ê)	2,380		2,383

2.450% due 10/05/17	5,330	5,357	Vodafone Group PLC
HSBC USA, Inc.			0.010% due 09/13/17 (Þ)(~)	1,500		1,485

1.374% due 01/18/18 (Å)(Ê)(~)	2,500	2,501	Wells Fargo Bank NA
JPMorgan Chase Bank NA			1.353% due 06/12/17 (Ê)(~)	5,485		5,490
Series BKNT			Williams Partners, LP / Williams
			Partners Finance Corp.
6.000% due 10/01/17	7,800	8,030
LMA-Americas LLC			7.250% due 02/01/17 (ç)	1,480		1,480
1.338% due 03/01/17 (ç)(Þ)(~)	2,000	1,998	Total Short-Term Investments
Manufacturers & Traders Trust Co.			(cost $592,029)			592,528
Series BKNT
1.400% due 07/25/17	5,600	5,604	Total Investments 101.2%
Morgan Stanley			(identified cost $5,244,495)			5,211,638
5.950% due 12/28/17	1,000	1,039
National Australia Bank, Ltd.			Other Assets and Liabilities,
1.278% due 06/30/17 (Ê)(Þ)	2,965	2,967	Net - (1.2%)			(60,915)
New York Life Global Funding
1.450% due 12/15/17 (Þ)	4,880	4,886	Net Assets - 100.0%			5,150,723
NGPL PipeCo LLC
7.119% due 12/15/17 (Þ)	4,505	4,640
Nordea Bank AB
Series YCD
1.357% due 06/13/17 (Ê)(~)	5,485	5,491
Province of British Columbia Canada
1.200% due 04/25/17	1,895	1,896
Samsung Electronics America, Inc.

See accompanying notes which are an integral part of this quarterly report.

194 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.5%
A10 Securitization LLC	05/19/16	4,391,000	99.97	4,390	4,319
Bear Stearns Second Lien Trust	10/22/15	861,191	96.58	832	847
Commonwealth Bank of Australia	01/11/17	5,000,000	100.00	5,000	5,000
Fannie Mae	10/27/00	14,073	21.59	3	3
Fannie Mae	02/12/01	14,694	28.19	4	4
Fannie Mae	08/14/02	6,535	28.44	2	2
Fannie Mae	04/27/10	22,154	27.24	6	6
Fannie Mae REMICS	09/15/00	21,308	16.93	4	4
Fannie Mae REMICS	06/12/01	603	0.70	—	—
Fannie Mae REMICS	05/28/03	57,483	19.20	11	11
Fannie Mae REMICS	01/07/04	47,778	26.17	12	12
Fannie Mae REMICS	04/25/05	60,577	19.55	12	12
Fannie Mae REMICS	04/25/05	28,801	22.60	6	6
Fannie Mae REMICS	02/28/07	51,040	99.93	51	50
Fannie Mae REMICS	08/17/07	489,719	99.19	486	479
Fannie Mae REMICS	09/19/08	48,310	22.58	11	11
Fannie Mae REMICS	09/19/08	273,440	25.49	70	70
Freddie Mac REMICS	04/14/03	33,214	24.90	8	8
Freddie Mac REMICS	06/11/03	8,612	17.50	1	2
Freddie Mac REMICS	03/05/04	74,716	27.72	21	21
Freddie Mac REMICS	03/15/04	14,031	17.29	2	2
Freddie Mac REMICS	09/19/08	397,118	15.52	62	62
Freddie Mac Strips	12/12/00	13,590	22.84	3	3
Freddie Mac Strips	05/29/03	31,608	19.33	6	6
Freddie Mac Strips	08/19/03	32,310	22.07	7	7
Freddie Mac Strips	02/13/04	33,648	28.04	9	9
Ginnie Mae	01/20/10	52,617	21.85	12	12
GSAA Trust	10/21/15	3,144,612	85.69	2,695	2,761
HSBC USA, Inc.	01/17/17	2,500,000	100.00	2,500	2,501
Irwin Home Equity Loan Trust	02/03/16	2,973,837	102.35	3,044	3,021
Irwin Home Equity Loan Trust	05/04/16	1,299,083	102.18	1,327	1,323
RBSSP Resecuritization Trust	08/02/16	1,131,848	122.06	1,382	1,133
Waldorf Astoria Boca Raton Trust	07/12/16	4,000,000	100.00	4,000	4,011
					25,718
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 195

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	2,578	AUD	330,748	03/17	2,649
Euro-BTP Futures	307	EUR	40,189	03/17	(1,153)
United States 2 Year Treasury Note Futures	552	USD	119,672	03/17	16
United States 5 Year Treasury Note Futures	4,338	USD	511,308	03/17	(473)
United States 10 Year Treasury Note Futures	5,795	USD	721,296	03/17	79
United States Long Bond Futures	533	USD	80,400	03/17	(188)
United States Ultra Treasury Bond Futures	123	USD	19,765	03/17	249
Short Positions
Euro-Bobl Futures	267	EUR	35,495	03/17	(58)
Euro-Bund Futures	1,624	EUR	263,299	03/17	(780)
Eurodollar Futures	841	USD	207,990	03/17	88
Euro-OAT Futures	131	EUR	19,371	03/17	321
Japan Government 10 Year Bond Futures	31	JPY	4,646,280	03/17	99
Japanese Yen Currency Futures	41	USD	4,553	03/17	(49)
Long Gilt Futures	1,598	GBP	197,944	03/17	(2,341)
United States 2 Year Treasury Note Futures	100	USD	21,680	03/17	(42)
United States 10 Year Treasury Note Futures	1,270	USD	158,075	03/17	(369)
United States 10 Year Ultra Treasury Bond Futures	353	USD	47,357	03/17	200
United States Long Bond Futures	196	USD	29,566	03/17	(170)
United States Ultra Treasury Bond Futures	102	USD	16,390	03/17	(29)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,951)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/GBP)	Call	1	1.21	USD	13,978	02/08/17	(1)
Cross Currency Options (USD/JPY)	Call	1	115.50	USD	1,339,800	02/23/17	(47)
Cross Currency Options (USD/JPY)	Call	1	117.50	USD	528,750	02/28/17	(14)
Cross Currency Options (USD/JPY)	Call	1	119.00	USD	535,500	04/28/17	(35)
Cross Currency Options (USD/JPY)	Put	1	110.00	USD	495,000	02/28/17	(14)
Cross Currency Options (USD/JPY)	Put	1	105.00	USD	472,500	04/28/17	(18)
United States 10 Year Treasury Note Futures	Call	118	124.25	USD	14,662	02/03/17	(61)
United States 10 Year Treasury Note Futures	Call	125	125.00	USD	15,625	02/24/17	(57)
United States 10 Year Treasury Note Futures	Call	70	126.00	USD	8,820	02/24/17	(14)
United States 10 Year Treasury Note Futures	Call	132	127.00	USD	16,764	02/24/17	(12)
United States 10 Year Treasury Note Futures	Call	68	127.50	USD	8,670	02/24/17	(4)
United States 10 Year Treasury Note Futures	Put	126	120.50	USD	15,183	03/24/17	(18)
United States 5 Year Treasury Note Futures	Call	162	119.50	USD	19,359	02/24/17	(8)
United States 5 Year Treasury Note Futures	Call	334	118.50	USD	39,579	03/24/17	(83)
United States 5 Year Treasury Note Futures	Put	100	117.25	USD	11,725	02/24/17	(18)
United States 5 Year Treasury Note Futures	Put	159	116.00	USD	18,444	03/24/17	(25)
United States Treasury Bond Futures	Call	92	155.00	USD	14,260	02/24/17	(32)
Total Liability for Options Written (premiums received $570)							(461)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	912	$469
Opened	3,997	1,423
Closed	(1,530)	(570)

See accompanying notes which are an integral part of this quarterly report.

196 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Expired	(1,887)	(752)
Outstanding January 31, 2017	1,492	$570

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	803	BRL	2,603	02/22/17	19
Bank of America	USD	1,353	BRL	4,673	02/22/17	122
Bank of America	USD	9,659	BRL	33,868	02/22/17	1,034
Bank of America	USD	925	CLP	618,734	02/22/17	28
Bank of America	USD	6	CZK	155	02/22/17	—
Bank of America	USD	52	CZK	1,330	02/22/17	2
Bank of America	USD	21,704	CZK	544,076	02/22/17	52
Bank of America	USD	232	HUF	66,697	02/22/17	—
Bank of America	USD	427	HUF	128,161	02/22/17	19
Bank of America	USD	21,518	HUF	6,223,200	02/22/17	165
Bank of America	USD	325	IDR	4,407,014	02/22/17	5
Bank of America	USD	13,981	ILS	53,217	02/22/17	143
Bank of America	USD	13,988	ILS	53,217	02/22/17	136
Bank of America	USD	13,990	ILS	53,217	02/22/17	134
Bank of America	USD	13,994	ILS	53,217	02/22/17	130
Bank of America	USD	83	INR	5,623	02/22/17	1
Bank of America	USD	9,492	INR	651,823	02/22/17	144
Bank of America	USD	116	KRW	135,349	02/22/17	1
Bank of America	USD	21,785	KRW	25,444,118	02/22/17	312
Bank of America	USD	80	PLN	340	02/22/17	5
Bank of America	USD	21,521	PLN	89,382	02/22/17	790
Bank of America	USD	351	RUB	20,969	02/22/17	(3)
Bank of America	USD	2,276	RUB	142,594	02/22/17	89
Bank of America	USD	9,671	RUB	642,765	02/22/17	992
Bank of America	USD	504	TRY	1,803	02/22/17	(29)
Bank of America	USD	647	TRY	2,466	02/22/17	2
Bank of America	USD	1,135	TRY	4,057	02/22/17	(66)
Bank of America	USD	1,457	TRY	5,548	02/22/17	5
Bank of America	USD	9,317	TRY	31,595	02/22/17	(992)
Bank of America	USD	20,964	TRY	71,088	02/22/17	(2,232)
Bank of America	USD	75	TWD	2,342	02/22/17	1
Bank of America	USD	161	TWD	5,134	02/22/17	4
Bank of America	BRL	1,157	USD	357	02/22/17	(9)
Bank of America	BRL	2,077	USD	601	02/22/17	(54)
Bank of America	BRL	76,202	USD	21,732	02/22/17	(2,327)
Bank of America	CLP	184,888	USD	281	02/22/17	(4)
Bank of America	CLP	14,593,400	USD	21,641	02/22/17	(829)
Bank of America	CNY	130,030	USD	18,471	04/20/17	(286)
Bank of America	CZK	69	USD	3	02/22/17	—
Bank of America	CZK	591	USD	23	02/22/17	(1)
Bank of America	CZK	241,811	USD	9,646	02/22/17	(23)
Bank of America	HUF	56,960	USD	190	02/22/17	(8)
Bank of America	HUF	150,068	USD	522	02/22/17	(1)
Bank of America	HUF	2,765,867	USD	9,564	02/22/17	(73)
Bank of America	IDR	150,268	USD	11	02/22/17	—
Bank of America	IDR	290,240,738	USD	21,201	02/22/17	(514)
Bank of America	ILS	136,843	USD	35,955	02/22/17	(363)
Bank of America	INR	7,197	USD	105	02/22/17	(1)
Bank of America	KRW	378,897	USD	324	02/22/17	(5)
Bank of America	PLN	1,253	USD	307	02/22/17	(6)
Bank of America	RUB	9,319	USD	156	02/22/17	1
Bank of America	RUB	63,375	USD	1,012	02/22/17	(40)
Bank of America	RUB	1,446,221	USD	21,760	02/22/17	(2,233)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 197

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	TWD	308,671	USD	9,726	02/22/17	(192)
Bank of Montreal	USD	16,024	AUD	21,210	02/22/17	54
Bank of Montreal	USD	35,989	EUR	33,648	02/22/17	361
Bank of Montreal	USD	9,564	ZAR	139,354	02/22/17	740
Bank of Montreal	CHF	16,046	USD	16,035	02/22/17	(197)
Bank of Montreal	CHF	36,104	USD	36,078	02/22/17	(443)
Bank of Montreal	HKD	75,317	USD	9,715	02/22/17	6
Bank of Montreal	SGD	13,710	USD	9,691	02/22/17	(39)
Citibank	USD	4,831	GBP	3,950	04/20/17	147
Citibank	USD	6,998	INR	483,660	04/20/17	103
Citibank	USD	1,361	JPY	155,310	04/20/17	19
Citibank	USD	6,664	MXN	145,723	04/20/17	246
Citibank	USD	2,909	TRY	11,033	02/24/17	(10)
Citibank	CNY	8,200	USD	1,173	04/20/17	(10)
Citibank	EUR	900	USD	966	04/20/17	(9)
Citibank	EUR	7,050	USD	7,523	04/20/17	(115)
Citibank	INR	143,910	USD	2,092	04/20/17	(21)
Citibank	JPY	1,609,018	USD	13,981	04/20/17	(315)
Citibank	NOK	304,013	USD	35,963	02/22/17	(900)
Goldman Sachs	JPY	29,638	USD	259	02/01/17	(3)
HSBC	USD	2,909	BRL	9,280	02/24/17	20
HSBC	USD	5,815	CNY	40,000	02/24/17	1
HSBC	CNY	115,000	USD	16,645	02/24/17	(77)
HSBC	MXN	63,986	USD	2,900	02/24/17	(160)
JPMorgan Chase	USD	1,271	AUD	1,682	02/14/17	5
JPMorgan Chase	USD	2,233	AUD	2,958	02/14/17	10
JPMorgan Chase	USD	6,979	AUD	9,345	02/14/17	106
JPMorgan Chase	USD	1,510	BRL	4,757	02/21/17	(8)
JPMorgan Chase	USD	13,193	CAD	17,420	02/14/17	196
JPMorgan Chase	USD	1,310	CHF	1,307	02/14/17	12
JPMorgan Chase	USD	6,996	CHF	7,069	02/14/17	152
JPMorgan Chase	USD	10,554	CLP	7,094,649	02/21/17	371
JPMorgan Chase	USD	3,466	COP	10,224,838	02/21/17	18
JPMorgan Chase	USD	1,085	EUR	1,011	02/14/17	6
JPMorgan Chase	USD	1,466	EUR	1,364	02/14/17	7
JPMorgan Chase	USD	2,086	GBP	1,693	02/14/17	44
JPMorgan Chase	USD	22,550	GBP	17,782	02/14/17	(176)
JPMorgan Chase	USD	736	HUF	212,219	02/14/17	3
JPMorgan Chase	USD	1,102	IDR	14,718,026	02/21/17	(1)
JPMorgan Chase	USD	13	JPY	1,427	02/14/17	—
JPMorgan Chase	USD	10,339	JPY	1,207,335	02/14/17	358
JPMorgan Chase	USD	10,413	JPY	1,221,472	02/14/17	408
JPMorgan Chase	USD	907	MXN	19,801	02/14/17	41
JPMorgan Chase	USD	965	MXN	20,694	02/14/17	26
JPMorgan Chase	USD	1,457	MXN	30,552	02/14/17	5
JPMorgan Chase	USD	2,520	MXN	55,295	02/14/17	128
JPMorgan Chase	USD	10,671	MXN	232,915	06/28/17	262
JPMorgan Chase	USD	530	NOK	4,409	02/14/17	5
JPMorgan Chase	USD	1,757	NOK	15,106	02/14/17	74
JPMorgan Chase	USD	1,768	NOK	15,116	02/14/17	65
JPMorgan Chase	USD	16,827	NOK	140,899	02/14/17	258
JPMorgan Chase	USD	925	NZD	1,320	02/14/17	43
JPMorgan Chase	USD	1,046	NZD	1,459	02/14/17	24
JPMorgan Chase	USD	1,610	NZD	2,217	02/14/17	16
JPMorgan Chase	USD	2,934	NZD	4,045	02/14/17	33
JPMorgan Chase	USD	10,464	NZD	14,765	02/14/17	365
JPMorgan Chase	USD	813	PEN	2,670	02/21/17	2
JPMorgan Chase	USD	1,196	PEN	3,941	02/21/17	6

See accompanying notes which are an integral part of this quarterly report.

198 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	785	PHP	39,124	02/21/17	2
JPMorgan Chase	USD	606	PLN	2,457	02/14/17	7
JPMorgan Chase	USD	8,761	PLN	36,302	02/14/17	302
JPMorgan Chase	USD	3,490	SEK	31,223	02/14/17	81
JPMorgan Chase	USD	23,852	SEK	214,739	02/14/17	710
JPMorgan Chase	USD	1,396	SGD	1,980	02/14/17	9
JPMorgan Chase	USD	1,106	THB	39,013	02/21/17	2
JPMorgan Chase	USD	6,246	TRY	21,597	02/14/17	(542)
JPMorgan Chase	USD	1,558	ZAR	20,749	02/14/17	(21)
JPMorgan Chase	USD	5,939	ZAR	82,214	02/14/17	150
JPMorgan Chase	USD	2,770	ZAR	37,155	02/24/17	(29)
JPMorgan Chase	USD	3,100	ZAR	42,157	02/24/17	10
JPMorgan Chase	AUD	74,171	USD	55,332	02/14/17	(903)
JPMorgan Chase	BRL	65,733	USD	20,194	02/21/17	(563)
JPMorgan Chase	BRL	9,280	USD	2,840	02/24/17	(90)
JPMorgan Chase	CAD	1,241	USD	948	02/14/17	(6)
JPMorgan Chase	CHF	25,400	USD	25,289	02/14/17	(394)
JPMorgan Chase	CLP	504,576	USD	774	02/21/17	(3)
JPMorgan Chase	COP	3,836,670	USD	1,302	02/21/17	(5)
JPMorgan Chase	COP	39,518,096	USD	13,228	02/21/17	(237)
JPMorgan Chase	CZK	21,038	USD	842	02/14/17	1
JPMorgan Chase	DKK	2,103	USD	305	02/14/17	—
JPMorgan Chase	EUR	13,177	USD	13,968	02/14/17	(263)
JPMorgan Chase	EUR	22,301	USD	24,075	02/14/17	(9)
JPMorgan Chase	GBP	1,567	USD	1,977	02/14/17	5
JPMorgan Chase	HKD	5,312	USD	685	02/14/17	—
JPMorgan Chase	HUF	2,976,981	USD	10,210	02/14/17	(160)
JPMorgan Chase	JPY	2,532,283	USD	22,296	02/14/17	(138)
JPMorgan Chase	MXN	23,240	USD	1,085	02/14/17	(27)
JPMorgan Chase	MXN	29,374	USD	1,434	02/14/17	28
JPMorgan Chase	MXN	173,486	USD	8,100	02/14/17	(205)
JPMorgan Chase	NOK	11,513	USD	1,384	02/14/17	(12)
JPMorgan Chase	NOK	71,435	USD	8,364	02/14/17	(298)
JPMorgan Chase	NZD	105,148	USD	75,431	02/14/17	(1,689)
JPMorgan Chase	PEN	98,729	USD	28,919	02/21/17	(1,203)
JPMorgan Chase	PHP	549,477	USD	11,039	02/21/17	(8)
JPMorgan Chase	PLN	3,991	USD	984	02/14/17	(13)
JPMorgan Chase	PLN	4,516	USD	1,100	02/14/17	(28)
JPMorgan Chase	PLN	9,930	USD	2,386	02/14/17	(93)
JPMorgan Chase	SEK	17,541	USD	1,989	02/14/17	(17)
JPMorgan Chase	SGD	2,504	USD	1,744	02/14/17	(33)
JPMorgan Chase	SGD	2,538	USD	1,769	02/14/17	(32)
JPMorgan Chase	SGD	23,605	USD	16,632	02/14/17	(119)
JPMorgan Chase	THB	547,749	USD	15,396	02/21/17	(158)
JPMorgan Chase	TRY	21,597	USD	5,681	02/14/17	(22)
JPMorgan Chase	TRY	11,033	USD	2,900	02/24/17	1
JPMorgan Chase	ZAR	23,127	USD	1,739	02/14/17	26
JPMorgan Chase	ZAR	39,595	USD	2,900	02/24/17	(21)
JPMorgan Chase	ZAR	39,717	USD	2,893	02/24/17	(36)
Royal Bank of Canada	USD	16,067	NZD	22,342	02/22/17	315
Royal Bank of Canada	USD	56,235	NZD	78,197	02/22/17	1,102
Royal Bank of Canada	SEK	141,738	USD	15,905	02/22/17	(313)
Royal Bank of Canada	SEK	496,084	USD	55,666	02/22/17	(1,096)
State Street	USD	36,125	GBP	29,359	02/22/17	821
State Street	USD	14	HKD	111	02/22/17	—
State Street	USD	164	HKD	1,273	02/22/17	—
State Street	USD	36,321	JPY	4,111,963	02/22/17	116
State Street	USD	80	SGD	115	02/22/17	2

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 199

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	DKK	111,186	USD	16,011	02/22/17	(143)
State Street	GBP	45,669	USD	56,194	02/22/17	(1,276)
State Street	JPY	6,396,387	USD	56,500	02/22/17	(180)
State Street	SGD	46	USD	32	02/22/17	—
State Street	ZAR	1,232	USD	91	02/22/17	(1)
State Street	ZAR	9,583	USD	676	02/22/17	(33)
UBS	USD	2,976	MXN	63,986	02/24/17	85
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(10,337)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	29	04/28/17	97
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	10	04/28/17	34
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	2	04/28/17	8
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	31	06/30/17	105
Barclays U.S. Aggregate Total Return Value Unhedged
USD Index	Barclays	USD	14	06/30/17	47
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					291

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on 1 Month LIBOR rate plus a fee ranging from 0.00% to 0.10%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
JPMorgan Chase	DKK	940	0.000%	Six Month CIBOR	05/05/25	—
JPMorgan Chase	DKK	36,000	Six Month CIBOR	Six Month CIBOR	05/05/25	—
JPMorgan Chase	DKK	36,000	Six Month CIBOR	0.510%	05/05/25	163
JPMorgan Chase	DKK	71,700	Six Month CIBOR	0.943%	05/05/25	(39)
JPMorgan Chase	DKK	5,800	Six Month LIBOR	Six Month LIBOR	05/06/25	—
JPMorgan Chase	DKK	5,800	Six Month CIBOR	0.640%	05/06/25	17
JPMorgan Chase	HKD	7,300	Three Month HIBOR	1.462%	05/14/25	70
JPMorgan Chase	HKD	42,200	Three Month HIBOR	1.420%	05/14/25	420
JPMorgan Chase	HKD	81,600	Three Month HIBOR	2.160%	05/14/25	224
JPMorgan Chase	CZK	22,200	Six Month PRIBOR	0.490%	06/19/25	32
JPMorgan Chase	CZK	133,000	Six Month PRIBOR	0.495%	06/19/25	192
JPMorgan Chase	CZK	255,000	Six Month PRIBOR	1.280%	06/19/25	(288)
Merrill Lynch	USD	118,000	Three Month LIBOR	1.267%	05/15/23	6,048
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $1,470 (å)						6,839

See accompanying notes which are an integral part of this quarterly report.

200 Russell Strategic Bond Fund

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Goldman Sachs	USD	4,450	5.000%	12/20/21	268
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $277						268

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$306,253	$—	$—	$306,253
Corporate Bonds and Notes	—	968,690	379	—	969,069
International Debt	—	332,472	—	—	332,472
Loan Agreements	—	39,385	—	—	39,385
Mortgage-Backed Securities	—	1,075,971	17,530	—	1,093,501
Municipal Bonds	—	21,979	—	—	21,979
Non-US Bonds	—	247,138	—	—	247,138
United States Government Treasuries	—	1,605,735	—	—	1,605,735
Common Stocks	—	—	—	—	—
Preferred Stocks	2,948	—	—	—	2,948
Options Purchased	298	332	—	—	630
Short-Term Investments	—	371,767	—	220,761	592,528
Total Investments	3,246	4,969,722	17,909	220,761	5,211,638

Other Financial Instruments
Assets
Futures Contracts	3,701	—	—	—	3,701
Foreign Currency Exchange Contracts	—	12,857	—	—	12,857
Interest Rate Swap Contracts	—	7,166	—	—	7,166
Credit Default Swap Contracts	—	268	—	—	268
Total Return Swap Contracts	—	291	—	—	291
Liabilities
Futures Contracts	(5,652)	—	—	—	(5,652)
Options Written	(332)	(129)	—	—	(461)
Foreign Currency Exchange Contracts	(3)	(23,191)	—	—	(23,194)
Interest Rate Swap Contracts	—	(327)	—	—	(327)
Total Other Financial Instruments*	$(2,286)	$(3,065)	$—	$—	$(5,351)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund 201

Russell Investment Company
Russell Strategic Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

202 Russell Strategic Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 93.8%			Series 2016-4 Class A3
Asset-Backed Securities - 4.8%			1.400% due 08/15/21	568	564
Ajax Mortgage Loan Trust			Centex Home Equity Loan Trust
Series 2016-C Class A			Series 2003-B Class AF4
4.000% due 10/25/57 (Þ)	309	307	3.735% due 02/25/32	2,198	2,228
AmeriCredit Automobile Receivables			Series 2005-D Class M1
Trust			1.186% due 10/25/35 (Ê)	186	186
Series 2013-2 Class D			Chase Issuance Trust
2.420% due 05/08/19	970	975	Series 2016-A3 Class A3
Series 2013-3 Class C			0.550% due 06/15/23 (Ê)	877	882
2.380% due 06/10/19	1,431	1,436	Chrysler Capital Auto Receivables Trust
Series 2014-4 Class A3			Series 2016-BA Class A3
1.270% due 07/08/19	568	568	1.640% due 07/15/21 (Þ)	663	660
Series 2015-4 Class A2B			Citibank Credit Card Issuance Trust
1.250% due 04/08/19 (Ê)	272	272	Series 2017-A2 Class A2
Series 2016-1 Class A2A			1.740% due 01/19/21	1,017	1,018
			CountryPlace Manufactured Housing
1.520% due 06/10/19	856	856	Contract Trust
Series 2016-1 Class A2B
1.175% due 06/10/19 (Ê)	375	375	Series 2005-1 Class A4	656	679
			5.200% due 12/15/35 (Þ)
Series 2016-2 Class A2A			CPS Auto Receivables Trust
1.420% due 10/08/19	1,170	1,171	Series 2014-A Class A
Series 2016-3 Class C			1.210% due 08/15/18 (Þ)	3	3
2.240% due 04/08/22	417	413	Series 2014-D Class A
Series 2016-3 Class D			1.490% due 04/15/19 (Þ)	19	19
2.710% due 09/08/22	138	137	Series 2015-A Class A
Series 2016-4 Class C			1.530% due 07/15/19 (Þ)	6	6
2.410% due 07/08/22	314	312	Series 2015-B Class A
Ameriquest Mortgage Securities,
			1.650% due 11/15/19 (Þ)	21	20
Inc. Asset-Backed Pass-Through			Series 2015-C Class A
Certificates
Series 2005-R5 Class M1			1.770% due 06/17/19 (Þ)	230	230

1.186% due 07/25/35 (Ê)	36	36	Series 2016-B Class A
Bayview Opportunity Master Fund Trust			2.070% due 11/15/19 (Þ)	439	440
Series 2016-RN3 Class A1			Series 2016-C Class A
3.598% due 09/28/31 (Þ)	161	161	1.620% due 01/15/20 (Þ)	755	754
Series 2016-RPL3 Class A1			CPS Auto Trust

3.475% due 07/28/31 (Þ)	87	87	Series 2016-D Class A
Series 2017-NPL1 Class A1			1.500% due 06/15/20 (Þ)	683	682
			Credit-Based Asset Servicing &
3.598% due 01/28/32 (Þ)	256	256
Blackbird Capital Aircraft Lease			Securitization LLC
Securitization, Ltd.			Series 2004-CB7 Class AF5
Series 2016-1A Class AA			4.698% due 10/25/34	208	214
2.487% due 12/16/41 (Þ)	725	716	Discover Card Execution Note Trust
Capital Auto Receivables Asset Trust			Series 2016-A4 Class A4
Series 2014-2 Class A4			1.390% due 03/15/22	993	983
1.620% due 10/22/18	1,610	1,611	Drive Auto Receivables Trust
			Series 2016-BA Class A2

Series 2016-1 Class A2A			1.380% due 08/15/18 (Þ)	264	263
1.500% due 11/20/18	306	307
			Series 2017-AA Class A2

Series 2016-3 Class A2A			1.480% due 03/15/19 (Þ)	1,313	1,313
1.360% due 04/20/19	333	333
			DT Auto Owner Trust
Capital One Multi-Asset Execution Trust			Series 2015-3A Class A
Series 2016-A1 Class A1
			1.660% due 03/15/19 (Þ)	103	103
0.931% due 02/15/22 (Ê)	851	855
CarFinance Capital Auto Trust			Series 2016-3A Class A
Series 2015-1A Class A			1.750% due 11/15/19 (Þ)	411	411

1.750% due 06/15/21 (Þ)	259	260	Series 2016-4A Class A
CarMax Auto Owner Trust			1.440% due 11/15/19 (Þ)	676	675

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 203

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Exeter Automobile Receivables Trust			0.580% due 04/25/36 (Ê)	470	433
Series 2015-1A Class A			Honda Auto Receivables Trust
1.600% due 06/17/19 (Þ)	2	2	Series 2015-4 Class A2
Series 2016-1A Class A			0.820% due 07/23/18	300	299
2.350% due 07/15/20 (Þ)	129	130	Series 2016-4 Class A3
Series 2016-3A Class A			1.210% due 12/18/20	666	661
1.840% due 11/16/20 (Þ)	752	751	Morgan Stanley ABS Capital I, Inc. Trust
Fannie Mae			Series 2003-NC6 Class M1
Series 2005-35 Class DZ			1.956% due 06/25/33 (Ê)	184	180
5.000% due 04/25/35	97	105	Series 2003-NC7 Class M1
Fannie Mae Grantor Trust			1.806% due 06/25/33 (Ê)	160	155
Series 2003-T4 Class 1A			NYMT Residential
0.390% due 09/26/33 (Ê)	105	104	Series 2016-RP1A Class A
Fannie Mae REMICS			4.000% due 03/25/21 (Þ)	113	112
Series 1999-56 Class Z			Option One Mortgage Loan Trust
7.000% due 12/18/29	62	70	Series 2004-3 Class M1
Fannie Mae Whole Loan			1.314% due 11/25/34 (Ê)	1,260	1,233
Series 2003-W5 Class A			Park Place Securities, Inc.
0.390% due 04/25/33 (Ê)	30	28	Series 2004-WHQ2 Class M2
Series 2003-W9 Class A			1.470% due 02/25/35 (Ê)	1,320	1,322
0.423% due 06/25/33 (Ê)	43	42	Series 2005-WCH1 Class M2
First Investors Auto Owner Trust			1.536% due 01/25/36 (Ê)	238	237
Series 2013-3A Class A3			Prestige Auto Receivables Trust
1.440% due 10/15/19 (Þ)	5	5	Series 2016-2A Class C
Series 2016-2A Class A1			2.880% due 11/15/22 (Þ)	87	86
1.530% due 11/16/20 (Þ)	432	431	RAMP Trust
Flagship Credit Auto Trust			Series 2003-RS2 Class AII
Series 2014-1 Class A			0.850% due 03/25/33 (Ê)	36	33
1.210% due 04/15/19 (Þ)	14	15	Santander Drive Auto Receivables Trust
Series 2014-2 Class A			Series 2012-4 Class D
1.430% due 12/16/19 (Þ)	14	14	3.500% due 06/15/18	507	507
Series 2015-1 Class A			Series 2013-1 Class D
1.630% due 06/15/20 (Þ)	3	3	2.270% due 01/15/19	1,430	1,435
Series 2015-3 Class A			Series 2014-4 Class B
2.380% due 10/15/20 (Þ)	125	125	1.820% due 05/15/19	339	340
Series 2016-2 Class A1			Series 2015-2 Class B
2.280% due 05/15/20	177	178	1.830% due 01/15/20	1,448	1,451
Series 2016-3 Class A1			Series 2015-4 Class A3
1.610% due 12/15/19 (Þ)	609	609	1.580% due 09/16/19	561	561
Series 2016-4 Class A1			Series 2015-5 Class A2B
1.470% due 03/15/20 (Þ)	423	422	0.947% due 11/15/18 (Ê)	6	6
Ford Credit Auto Owner Trust			Series 2016-3 Class C
Series 2016-2 Class A			2.460% due 03/15/22	427	426
2.030% due 12/15/27 (Þ)	352	347	Saxon Asset Securities Trust
Series 2016-C Class A3			Series 2004-1 Class A
1.220% due 03/15/21	767	761	0.695% due 03/25/35 (Ê)	57	53
Series 2017-A Class A4			Specialty Underwriting & Residential
1.920% due 04/15/22	1,259	1,260	Finance Trust
Ford Credit Floorplan Master Owner			Series 2003-BC1 Class A
Trust			0.850% due 01/25/34 (Ê)	25	23
Series 2016-5 Class A1			Terwin Mortgage Trust
1.950% due 11/15/21	282	281	Series 2006-3 Class 1A2
Freddie Mac REMICS			0.822% due 04/25/37 (Ê)(Þ)	826	807
Series 2006-R007 Class ZA			Toyota Auto Receivables Owner Trust
6.000% due 05/15/36	542	608	Series 2016-D Class A3
Home Equity Asset Trust			1.230% due 10/15/20	1,704	1,692
Series 2005-9 Class M1			United Auto Credit Securitization Trust

See accompanying notes which are an integral part of this quarterly report.

204 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-2 Class A			1.700% due 06/07/18	125	125
1.670% due 09/10/18 (Þ)	611	612	1.900% due 06/07/19	1,540	1,543
Vericrest Opportunity Loan Trust
Series 2015-NP12 Class A1			3.200% due 06/15/26	840	839

3.875% due 09/25/45 (Þ)	130	131	Albemarle Corp.
Series 2015-NPL2 Class A1			4.150% due 12/01/24	290	297

3.500% due 02/25/55 (Þ)	263	263	Series 30YR
Series 2015-NPL4 Class A1			5.450% due 12/01/44	815	882

3.500% due 02/25/55 (Þ)	78	78	Allstate Corp. (The)
VOLT XLV LLC			3.280% due 12/15/26	255	254
Series 2016-NPL5 Class A1			Altria Group, Inc.
4.000% due 05/25/46 (Þ)	287	288	9.250% due 08/06/19	466	548
VOLT XLVIII LLC			10.200% due 02/06/39	579	999
Series 2016-NPL8 Class A1			5.375% due 01/31/44	253	286
3.500% due 07/25/46 (Þ)	94	93	American Airlines, Inc. Pass-Through
VOLT XXIX LLC			Certificates Trust
Series 2014-NP10 Class A1			Series 2016-1 Class B
3.375% due 10/25/54 (Þ)	61	61	5.250% due 01/15/24	349	358
VOLT XXVI LLC			Series 2016-2 Class AA
Series 2014-NPL6 Class A1			3.200% due 06/15/28	710	690
3.125% due 09/25/43 (Þ)	429	429	Series 2017-1 Class AA
VOLT XXVII LLC			3.650% due 02/15/29	590	593
Series 2014-NPL7 Class A1
3.375% due 08/27/57 (Þ)	52	52	Series 2017-1B Class B	230	234
			4.950% due 02/15/25
VOLT XXX LLC			American Honda Finance Corp.
Series 2015-NPL1 Class A1
			2.250% due 08/15/19	485	489
3.625% due 10/25/57 (Þ)	19	20

VOLT XXXIV LLC			American International Group, Inc.
Series 2015-NPL7 Class A1			4.875% due 06/01/22	420	458
3.250% due 02/25/55 (Þ)	90	90	4.500% due 07/16/44	113	109
VOLT XXXV			4.800% due 07/10/45	152	155
Series 2016-NPL9 Class A1
			8.175% due 05/15/58	160	205
3.500% due 09/25/46 (Þ)	390	388	American Tower Trust I
VOLT XXXVI LLC
Series 2015-NP10 Class A1			3.070% due 03/15/23 (Þ)	295	293
			Amgen, Inc.
3.625% due 07/25/45 (Þ)	27	27	Series WI
		44,652	4.663% due 06/15/51	335	326
Corporate Bonds and Notes - 23.9%			Anadarko Petroleum Corp.
21st Century Fox America, Inc.
			6.950% due 06/15/19	115	128
6.400% due 12/15/35	72	87
			6.450% due 09/15/36	972	1,170
6.900% due 08/15/39	625	796
			4.500% due 07/15/44	178	172
6.150% due 02/15/41	810	953
3M Co.			6.600% due 03/15/46	144	180
			Anheuser-Busch InBev Finance, Inc.
3.875% due 06/15/44	200	200
Abbott Laboratories			3.650% due 02/01/26	2,140	2,146
2.900% due 11/30/21	1,493	1,486	4.700% due 02/01/36	582	609
3.750% due 11/30/26	815	802	4.900% due 02/01/46	868	929
			Anheuser-Busch InBev Worldwide, Inc.
4.900% due 11/30/46	238	239
AbbVie, Inc.			3.750% due 01/15/22	800	838
1.800% due 05/14/18	604	605	8.200% due 01/15/39	193	293
			Anthem, Inc.
2.500% due 05/14/20	1,160	1,165
			2.250% due 08/15/19	405	407
3.200% due 05/14/26	960	910
			3.125% due 05/15/22	725	724
4.500% due 05/14/35	312	307

4.450% due 05/14/46	170	159	Apache Corp.	220	237
Aetna, Inc.			6.900% due 09/15/18
			5.100% due 09/01/40	192	204

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 205

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Apollo Management Holdings, LP			1.450% due 03/07/18	485	485
4.400% due 05/27/26 (Þ)	495	501	1.300% due 08/15/19	474	469
Apple, Inc.
4.375% due 05/13/45	878	896	Branch Series Banking 5YR and Trust Co.
4.650% due 02/23/46	530	558	2.625% due 01/15/22	642	641
3.850% due 08/04/46	556	517	Broadcom Corp. / Broadcom Cayman
			Finance, Ltd.

Assurant, Inc.			3.000% due 01/15/22 (Þ)	1,215	1,210
2.500% due 03/15/18	780	786
			Burlington Northern Santa Fe LLC

AT&T Series Inc. WI			4.900% due 04/01/44	125	139
4.500% due 03/09/48	522	456	3.900% due 08/01/46	250	243
AT&T, Inc.			Capital One Bank NA

3.000% due 06/30/22	1,215	1,198	Series BKNT
			1.650% due 02/05/18	682	682
3.600% due 02/17/23	1,316	1,322
			Capital One Bank USA NA
4.250% due 03/01/27	715	715	Series BKNT
4.500% due 05/15/35	1,575	1,481	2.250% due 02/13/19	780	782
5.250% due 03/01/37	737	734	Capital One Financial Corp.
4.300% due 12/15/42	169	149	2.450% due 04/24/19	350	353
			Cardinal Health, Inc.
4.750% due 05/15/46	333	304
			1.950% due 06/15/18	1,070	1,073
4.550% due 03/09/49	1,252	1,109	Caterpillar Financial Services Corp.
Series WI
			1.350% due 05/18/19	390	387
5.150% due 03/15/42	49	48	CBS Corp.
Bank of America Corp.
			7.875% due 07/30/30	151	203
3.124% due 01/20/23	780	779
			4.600% due 01/15/45	460	443
4.125% due 01/22/24	774	802	Celgene Corp.
4.200% due 08/26/24	95	97	2.875% due 08/15/20	745	757
3.875% due 08/01/25	575	581	5.000% due 08/15/45	224	232
3.248% due 10/21/27	725	684	Charter Communications Operating LLC
			/ Charter Communications Operating
3.824% due 01/20/28	1,747	1,735

6.110% due 01/29/37	475	552	Capital
			4.464% due 07/23/22	1,020	1,066
4.875% due 04/01/44	254	268
			6.384% due 10/23/35	320	361
4.443% due 01/20/48	395	393	Series WI
Series GMTN			3.579% due 07/23/20	471	483
2.625% due 04/19/21	735	730
			4.908% due 07/23/25	965	1,015
4.450% due 03/03/26	210	214
			6.484% due 10/23/45	112	127
Bank of America NA			Chubb INA Holdings, Inc.
Series BKNT
			2.875% due 11/03/22	410	413
2.050% due 12/07/18	112	113

6.000% due 10/15/36	560	681	Cigna Corp.
			5.375% due 02/15/42	218	246
Bank of New York Mellon Corp. (The)

2.600% due 08/17/20	1,225	1,240	Citigroup, Inc.
			2.500% due 09/26/18	940	948
2.200% due 08/16/23	715	683
			2.700% due 03/30/21	671	667
Bank One Capital III
			3.875% due 03/26/25	415	410
8.750% due 09/01/30	280	393
Barrick NA Finance LLC			4.600% due 03/09/26	435	447
4.400% due 05/30/21	290	309	3.200% due 10/21/26	320	303
5.750% due 05/01/43	580	649	4.450% due 09/29/27	1,070	1,085
BB&T Corp.			4.125% due 07/25/28	425	418
2.050% due 06/19/18	825	830	5.875% due 01/30/42	304	365
Berkshire Hathaway Energy Co.
			4.650% due 07/30/45	409	425
5.150% due 11/15/43	278	313	Cleveland Clinic Foundation (The)
Berkshire Hathaway Finance Corp.

See accompanying notes which are an integral part of this quarterly report.

206 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.858% due 01/01/14	129	125	3.750% due 09/01/46	880	798
Columbia Property Trust Operating			Duke Energy Progress LLC
Partnership, LP			3.000% due 09/15/21	690	708
4.150% due 04/01/25	230	231
			4.200% due 08/15/45	270	275
Comcast Corp.
1.625% due 01/15/22	545	520	Eastman Chemical Co.
			4.650% due 10/15/44	177	178
3.000% due 02/01/24	334	331	EI du Pont de Nemours & Co.
3.300% due 02/01/27	565	557	4.150% due 02/15/43	206	200
4.250% due 01/15/33	533	543	Emera US Finance, LP
4.500% due 01/15/43	237	241	3.550% due 06/15/26	615	603
Commonwealth Edison Co.			4.750% due 06/15/46	325	330
5.800% due 03/15/18	315	330	Energy Transfer Partners, LP
ConocoPhillips			4.050% due 03/15/25	155	154
6.500% due 02/01/39	208	262	6.625% due 10/15/36	405	458
Consolidated Edison Co. of New York,
			6.050% due 06/01/41	755	804
Series Inc. 06-E			5.150% due 03/15/45	345	335
5.700% due 12/01/36	202	240	EnLink Midstream Partners, LP
Constellation Brands, Inc.			2.700% due 04/01/19	874	878
6.000% due 05/01/22	740	844	4.150% due 06/01/25	235	231
Corporate Office Properties, LP			5.600% due 04/01/44	189	186
3.700% due 06/15/21	815	832
			5.050% due 04/01/45	95	87
CSX Corp.
3.800% due 11/01/46	604	547	Enterprise Products Operating LLC
			5.250% due 01/31/20	760	825
CVS Health Corp.
			4.450% due 02/15/43	186	178
5.125% due 07/20/45	1,254	1,379
CVS Pass-Through Trust			5.100% due 02/15/45	543	573

4.704% due 01/10/36 (Þ)	252	265	EOG Resources, Inc.
Series 2014			2.450% due 04/01/20	660	663

4.163% due 08/11/36 (Þ)	60	61	ERAC USA Finance LLC
Darden Restaurants, Inc.			2.350% due 10/15/19 (Þ)	675	674

6.800% due 10/15/37	650	760	Exelon Corp.
Delmarva Power & Light Co.			2.850% due 06/15/20	1,370	1,389
4.150% due 05/15/45	268	272	5.625% due 06/15/35	112	127
Devon Financing Co. LLC			Express Scripts Holding Co.
7.875% due 09/30/31	690	886	3.000% due 07/15/23	920	886
Diamond 1 Finance Corp. / Diamond 2			Exxon Mobil Corp.
Finance Corp			4.114% due 03/01/46	123	125
5.450% due 06/15/23 (Þ)	1,750	1,880	Farmers Exchange Capital III
6.020% due 06/15/26 (Þ)	735	793	5.454% due 10/15/54 (Þ)	710	687
8.100% due 07/15/36 (Þ)	106	128	FedEx Corp.
8.350% due 07/15/46 (Þ)	1,130	1,411	4.750% due 11/15/45	175	181
Discovery Communications LLC			4.400% due 01/15/47	285	280
5.625% due 08/15/19	455	493	Fifth Third Bank
			Series BKNT
6.350% due 06/01/40	450	481
Dominion Gas Holdings LLC			2.375% due 04/25/19	605	610
			FirstEnergy Transmission LLC
2.500% due 12/15/19	135	137
			5.450% due 07/15/44 (Þ)	256	280
4.600% due 12/15/44	39	39	Florida Power & Light Co.
Dominion Resources, Inc.			5.950% due 02/01/38	175	223
2.962% due 07/01/19	498	505	Ford Motor Co.
Dow Chemical Co. (The)			4.750% due 01/15/43	250	233
4.375% due 11/15/42	230	227
Duke Energy Corp.			5.291% due 12/08/46	640	636
			Ford Motor Credit Co. LLC
4.800% due 12/15/45	202	214
			2.551% due 10/05/18	970	976

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 207

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.336% due 03/18/21	410	414	2.789% due 10/28/27 (Ê)	635	646
3.096% due 05/04/23	610	591	Great Plains Energy, Inc.
Freeport-McMoRan, Inc.			5.292% due 06/15/22	560	608
4.550% due 11/14/24	440	413	Halliburton Co.
5.450% due 03/15/43	685	589	5.000% due 11/15/45	200	214
GE Capital International Funding Co.			Hewlett Packard Enterprise Co.
Unlimited Co			6.200% due 10/15/35	1,335	1,416
4.418% due 11/15/35	1,020	1,070	Series WI
General Electric Co.			4.400% due 10/15/22	1,021	1,075
5.875% due 01/14/38	105	132	6.350% due 10/15/45	141	149
4.500% due 03/11/44	1,015	1,087	Home Depot, Inc. (The)
Series GMTN			4.250% due 04/01/46	265	273
3.100% due 01/09/23	685	702	Hospitality Properties Trust
6.875% due 01/10/39	169	238	4.950% due 02/15/27	835	832
General Mills, Inc.			HP, Inc.
5.650% due 02/15/19	195	210	3.750% due 12/01/20	141	146
General Motors Co.			HSBC Bank USA NA
			Series BKNT
4.875% due 10/02/23	1,165	1,235
			5.875% due 11/01/34	575	675
6.250% due 10/02/43	203	225	Huntington National Bank (The)
5.200% due 04/01/45	375	369	2.200% due 11/06/18	795	798
General Motors Financial Co., Inc.			Intel Corp.
2.400% due 05/09/19	835	833	4.800% due 10/01/41	245	271
3.200% due 07/13/20	1,200	1,209	International Bank for Reconstruction &

3.200% due 07/06/21	955	950	Development
			2.000% due 01/26/22	200	199
3.450% due 01/14/22	825	825
5.250% due 03/01/26	575	610	International Paper Co.	250	234
			3.000% due 02/15/27
Georgia Power Co.
			8.700% due 06/15/38	310	446
5.950% due 02/01/39	230	279
Georgia-Pacific LLC			ITC Holdings Corp.
			5.300% due 07/01/43	265	290
2.539% due 11/15/19 (Þ)	975	988
8.875% due 05/15/31	395	594	Janus Capital Group, Inc.	735	768
			4.875% due 08/01/25
Gilead Sciences, Inc.
2.550% due 09/01/20	1,015	1,025	Jersey Central Power & Light Co.	457	489
			4.700% due 04/01/24 (Þ)
4.750% due 03/01/46	658	682	John Deere Capital Corp.
GlaxoSmithKline Capital, Inc.			1.650% due 10/15/18	460	460
6.375% due 05/15/38	152	200		335	335
			2.800% due 03/06/23
Goldman Sachs Capital I
6.345% due 02/15/34	1,475	1,734	Johnson & Johnson	336	327
			3.700% due 03/01/46
Goldman Sachs Group, Inc. (The)
2.900% due 07/19/18	640	649	Johnson Controls International PLC	335	362
			5.125% due 09/14/45
2.625% due 01/31/19	255	257	JPMorgan Chase & Co.
2.550% due 10/23/19	785	790	2.250% due 01/23/20	1,030	1,032
3.625% due 01/22/23	267	272	2.295% due 08/15/21	350	344
4.250% due 10/21/25	610	618	3.875% due 09/10/24	905	912
3.750% due 02/25/26	420	420	3.300% due 04/01/26	560	547
3.500% due 11/16/26	615	597	2.950% due 10/01/26	427	404
6.750% due 10/01/37	550	678	4.125% due 12/15/26	205	208
6.250% due 02/01/41	331	413	4.250% due 10/01/27	275	280
4.800% due 07/08/44	320	335	3.625% due 12/01/27	546	526
4.750% due 10/21/45	461	478	3.782% due 02/01/28	857	861
Series GMTN			6.400% due 05/15/38	445	574

See accompanying notes which are an integral part of this quarterly report.

208 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
KeyCorp			10.750% due 08/01/39	820	1,269
2.300% due 12/13/18	765	768	4.875% due 11/13/43	348	376
Kinder Morgan Energy Partners, LP			Metropolitan Life Global Funding I
4.150% due 02/01/24	562	571	3.450% due 12/18/26 (Þ)	755	758
6.950% due 01/15/38	187	221	Microsoft Corp.
5.500% due 03/01/44	170	175	1.550% due 08/08/21	895	866
Kinder Morgan, Inc.			2.875% due 02/06/24	860	858
3.050% due 12/01/19	275	280	3.300% due 02/06/27	765	765
5.300% due 12/01/34	536	550	3.500% due 02/12/35	414	390
5.550% due 06/01/45	800	843	4.100% due 02/06/37	465	470
Series GMTN
			3.700% due 08/08/46	250	229
7.800% due 08/01/31	201	252	Series 30Y
KKR Group Finance Co. III LLC
			4.250% due 02/06/47	1,593	1,601
5.125% due 06/01/44 (Þ)	1,170	1,128	Morgan Stanley
Kohl's Corp.
			2.125% due 04/25/18	705	708
5.550% due 07/17/45	825	701
Kraft Heinz Foods Co.			2.443% due 10/24/23 (Ê)	1,220	1,235
4.875% due 02/15/25 (Þ)	1,090	1,166	3.125% due 07/27/26	1,032	980
6.875% due 01/26/39	195	248	6.375% due 07/24/42	238	299

5.200% due 07/15/45	236	248	Series 10YR
Series WI			3.625% due 01/20/27	1,290	1,270

2.000% due 07/02/18	288	289	Series 30YR
			4.375% due 01/22/47	865	855
2.800% due 07/02/20	555	561	Series F
4.375% due 06/01/46	145	136	3.875% due 04/29/24	450	460
Kroger Co. (The)			Series GMTN
2.300% due 01/15/19	375	378	5.500% due 07/24/20	535	584
Land O' Lakes, Inc.			MPLX, LP
6.000% due 11/15/22 (Þ)	960	1,046	4.875% due 12/01/24	590	619
Legg Mason, Inc.			Series WI
4.750% due 03/15/26	790	822	4.500% due 07/15/23	659	688
Lehman Brothers Holdings Capital Trust
			Mutual of Omaha Insurance Co.
VII			4.297% due 07/15/54 (Þ)	650	631
5.857% due 11/29/49 (ƒ)(Ø)	1,450	—	New York and Presbyterian Hospital
Liberty Mutual Group, Inc.			(The)
4.850% due 08/01/44 (Þ)	103	102	4.763% due 08/01/16	200	190
Lockheed Martin Corp.			Newell Brands, Inc.
3.350% due 09/15/21	325	335	5.000% due 11/15/23	705	758
3.800% due 03/01/45	405	378	5.500% due 04/01/46	370	418
4.700% due 05/15/46	360	385	Newmont Mining Corp.
Lowe's Cos., Inc.			6.250% due 10/01/39	150	174

5.125% due 11/15/41	300	340	NextEra Energy Capital Holdings, Inc.
4.375% due 09/15/45	910	941	2.700% due 09/15/19	352	356
Marathon Petroleum Corp.			Noble Energy, Inc.
6.500% due 03/01/41	157	171	8.250% due 03/01/19	481	539
McDonald's Corp.			Norfolk Southern Corp.
4.875% due 12/09/45	235	250	4.650% due 01/15/46	345	370
McKesson Corp.			Oracle Corp.
2.284% due 03/15/19	720	723	1.900% due 09/15/21	680	664
Medtronic, Inc.			3.850% due 07/15/36	361	348
3.150% due 03/15/22	895	915	6.500% due 04/15/38	250	328
Series WI
			4.000% due 07/15/46	370	347
4.625% due 03/15/45	530	565	PACCAR Financial Corp.
MetLife, Inc.
			1.546% due 12/06/18 (Ê)	510	515

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 209

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Pacific Gas & Electric Co.			Southern Natural Gas Co. LLC /

4.750% due 02/15/44	140	153	Southern Natural Issuing Corp.
PacifiCorp			4.400% due 06/15/21	440	468

2.950% due 02/01/22	465	474	Southwest Airlines Co.
PECO Energy Co.			2.650% due 11/05/20	550	554
			Sprint Spectrum Co. LLC / Sprint
1.700% due 09/15/21	615	599	Spectrum Co II LLC / Sprint Spectrum
PepsiCo, Inc.
4.250% due 10/22/44	325	334	Series Co III LLC A-1
Pfizer, Inc.			3.360% due 09/20/21 (Þ)	390	390
4.125% due 12/15/46	295	296	Sunoco Logistics Partners Operations,
Philip Morris International, Inc.			LP
6.375% due 05/16/38	196	249	5.350% due 05/15/45	186	188
Plains All American Pipeline, LP / PAA			Thermo Fisher Scientific, Inc.
Finance Corp.			2.400% due 02/01/19	280	283
6.650% due 01/15/37	309	342	Time Warner Cable LLC
Praxair, Inc.			6.550% due 05/01/37	350	400
3.200% due 01/30/26	910	919	Time Warner Cable, Inc.
Progress Energy, Inc.			7.300% due 07/01/38	52	64
7.050% due 03/15/19	450	496	Time Warner, Inc.
7.750% due 03/01/31	641	884	4.750% due 03/29/21	1,040	1,113
Qwest Corp.			3.800% due 02/15/27	575	561
6.750% due 12/01/21	315	346		205	242
			6.250% due 03/29/41
Raytheon Co.
6.400% due 12/15/18	495	537	Toyota Motor Credit Corp.	714	707
			1.550% due 10/18/19
Reynolds American, Inc.
2.300% due 06/12/18	594	598	Series GMTN	375	379
			2.800% due 07/13/22
6.875% due 05/01/20	1,035	1,175	TTX Co.
4.450% due 06/12/25	294	309	2.250% due 02/01/19 (Þ)	323	323
8.125% due 05/01/40	350	463	Union Pacific Corp.
6.150% due 09/15/43	375	446	4.050% due 11/15/45	395	394
			United Parcel Service, Inc.
5.850% due 08/15/45	212	246
Roper Technologies, Inc.			6.200% due 01/15/38	142	187
			United Technologies Corp.
2.800% due 12/15/21	240	240
Sabine Pass Liquefaction LLC			1.778% due 05/04/18	1,333	1,334
6.250% due 03/15/22	465	518	4.500% due 06/01/42	280	294
			UnitedHealth Group, Inc.
5.750% due 05/15/24	560	610
			3.875% due 10/15/20	100	106
5.000% due 03/15/27 (Þ)	560	587
Sempra Energy			3.750% due 07/15/25	320	332
9.800% due 02/15/19	1,227	1,418	3.450% due 01/15/27	390	396
3.550% due 06/15/24	315	318	4.625% due 07/15/35	283	307
South Carolina Electric & Gas Co.			US Bancorp
6.050% due 01/15/38	330	408	2.200% due 04/25/19	1,185	1,196
5.100% due 06/01/65	225	244	2.950% due 07/15/22	570	575
Southern California Edison Co.			USF&G Capital III
5.625% due 02/01/36	320	386	8.312% due 07/01/46 (Þ)	445	569
Series C			Valero Energy Corp.
3.600% due 02/01/45	395	373	6.625% due 06/15/37	175	207
Southern Co. (The)			Verizon Communications, Inc.
2.150% due 09/01/19	980	981	1.375% due 08/15/19	1,015	1,005
2.350% due 07/01/21	455	448	3.000% due 11/01/21	180	180
3.250% due 07/01/26	850	822	5.150% due 09/15/23	1,283	1,417
4.400% due 07/01/46	217	215	4.400% due 11/01/34	355	338
			4.672% due 03/15/55	2,070	1,854

See accompanying notes which are an integral part of this quarterly report.

210 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series WI			2.600% due 03/15/22	304	303
4.272% due 01/15/36	2,257	2,101	ZFS Finance USA Trust V
5.012% due 08/21/54	387	366	6.500% due 05/09/37 (Þ)	1,260	1,263
Viacom, Inc.					222,481
3.450% due 10/04/26	186	173	International Debt - 7.1%

4.375% due 03/15/43	340	278	Actavis Funding SCS
			3.450% due 03/15/22	1,073	1,086
5.250% due 04/01/44	250	229
			Series WI
Virginia Series Electric A & Power Co.			4.850% due 06/15/44	255	255
			AerCap Ireland Capital, Ltd. / AerCap
6.000% due 05/15/37	263	325	Global Aviation Trust
Series B
			4.625% due 07/01/22	245	257
2.950% due 11/15/26	475	461	Series WI
Series C
			4.500% due 05/15/21	761	793
4.000% due 11/15/46	1,005	991	AIA Group, Ltd.
Visa, Inc.
			2.250% due 03/11/19 (Þ)	207	208
4.300% due 12/14/45	250	258

Volkswagen Group of America Finance			America Movil SAB de CV
LLC			5.000% due 03/30/20	710	755
2.450% due 11/20/19 (Þ)	460	460	6.125% due 03/30/40	169	192
Voya Financial, Inc.			Aon PLC
2.900% due 02/15/18	465	470	4.750% due 05/15/45	186	188
Wachovia Capital Trust II			AstraZeneca PLC
1.523% due 01/15/27 (Ê)	615	552	2.375% due 11/16/20	840	844
Walgreens Boots Alliance, Inc.			6.450% due 09/15/37	200	259
4.800% due 11/18/44	209	213	Bank of Montreal
Wal-Mart Stores, Inc.			2.100% due 12/12/19	410	410
6.500% due 08/15/37	710	946	1.900% due 08/27/21	455	442
6.200% due 04/15/38	280	361	Barclays PLC
WEA Finance LLC / Westfield UK &			3.684% due 01/10/23	945	946
Europe Finance PLC
			4.337% due 01/10/28	1,105	1,104
2.700% due 09/17/19 (Þ)	460	465
WEC Energy Group, Inc.			4.950% due 01/10/47	232	232

1.650% due 06/15/18	440	440	Barrick Gold Corp.
Wells Fargo & Co.			4.100% due 05/01/23	281	295
2.125% due 04/22/19	1,165	1,170	5.250% due 04/01/42	325	338

3.069% due 01/24/23	1,240	1,239	BHP Billiton Finance USA, Ltd.
			5.000% due 09/30/43	220	246
3.000% due 10/23/26	320	303

4.650% due 11/04/44	583	584	BOC Aviation, Ltd.	300	289
			2.375% due 09/15/21 (Þ)
4.750% due 12/07/46	743	756	BP Capital Markets PLC
Series GMTN			3.062% due 03/17/22	720	728
4.900% due 11/17/45	173	179		817	835
			3.245% due 05/06/22
Welltower, Inc.
			3.994% due 09/26/23	630	664
6.500% due 03/15/41	250	301
Wesleyan University			3.216% due 11/28/23	520	523

4.781% due 07/01/16	213	203	Braskem Finance, Ltd.
Westlake Chemical Corp.			6.450% due 02/03/24	430	460

5.000% due 08/15/46 (Þ)	189	189	British Telecommunications PLC
WestRock MWV LLC			9.125% due 12/15/30	124	187

7.375% due 09/01/19	335	375	Canadian Natural Resources, Ltd.
Williams Partners, LP			5.900% due 02/01/18	240	249
3.600% due 03/15/22	865	879	6.250% due 03/15/38	222	258

6.300% due 04/15/40	304	344	Canadian Pacific Railway Co.
			4.800% due 09/15/35	260	281
5.800% due 11/15/43	240	257	Carlyle Global Market Strategies CLO,
Xcel Energy, Inc.			Ltd.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 211

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-3A Class A1A			ING Bank NV
2.346% due 07/27/26 (Ê)(Þ)	1,300	1,302	2.000% due 11/26/18 (Þ)	724	723
CDP Financial, Inc.			Kaupthing Bank HF
5.600% due 11/25/39 (Þ)	545	676	7.625% due 02/28/20 (Å)	1,210	—
Cedar Funding III CLO, Ltd.			5.750% due 10/04/20 (Å)	100	—
Series 2014-3A Class A1			Lloyds Banking Group PLC
1.863% due 05/20/26 (Ê)(Þ)	1,800	1,804	3.750% due 01/11/27	433	426
Corp. Nacional del Cobre de Chile			LyondellBasell Industries NV
3.875% due 11/03/21 (Þ)	499	515	5.000% due 04/15/19	435	460
Credit Agricole SA
			4.625% due 02/26/55	202	189
3.375% due 01/10/22 (Þ)	865	867	Mondelez International Holdings
4.125% due 01/10/27 (Þ)	1,303	1,297	Netherlands BV
Credit Suisse Group AG			1.625% due 10/28/19 (Þ)	1,301	1,281
3.574% due 01/09/23 (Þ)	955	951	2.000% due 10/28/21 (Þ)	660	635
4.282% due 01/09/28 (Þ)	930	925	Mylan NV
Credit Suisse Group Funding Guernsey,			3.950% due 06/15/26 (Þ)	1,600	1,514
Ltd.
			3.950% due 06/15/26	660	659
4.875% due 05/15/45	255	257
Deutsche Telekom International Finance			5.250% due 06/15/46 (Þ)	445	418
BV			Nationwide Building Society
8.750% due 06/15/30	160	235	4.000% due 09/14/26 (Þ)	1,185	1,128
DP World, Ltd.			Perrigo Co. PLC
6.850% due 07/02/37 (Þ)	90	99	4.000% due 11/15/23	1,415	1,421
Dryden 34 Senior Loan Fund			Petroleos Mexicanos
Series 2014-34A Class A			5.375% due 03/13/22 (Þ)	970	989
2.310% due 10/15/26 (Ê)(Þ)	1,480	1,483	5.625% due 01/23/46	1,277	1,065
Dryden 37 Senior Loan Fund			Province of Ontario Canada
Series 2015-37A Class A
			2.500% due 04/27/26	525	505
2.380% due 04/15/27 (Ê)(Þ)	1,300	1,303	Province of Quebec Canada
Embraer Netherlands Finance BV
			2.500% due 04/20/26	565	543
5.400% due 02/01/27	206	207	Qatar Government International Bond
Emera, Inc.
Series 16-A			2.375% due 06/02/21 (Þ)	607	599
6.750% due 06/15/76	159	173	4.625% due 06/02/46 (Þ)	1,115	1,133
Encana Corp.			Raizen Fuels Finance SA
6.500% due 05/15/19	346	376	5.300% due 01/20/27 (Þ)	282	281
			Royal Bank of Canada
6.500% due 02/01/38	257	285
European Investment Bank			1.500% due 07/29/19	506	500
1.250% due 05/15/18	830	830	2.750% due 02/01/22	745	748
Fortis, Inc.			Royal Bank of Scotland Group PLC
2.100% due 10/04/21 (Þ)	223	216	3.875% due 09/12/23	960	933
			Saudi Government International Bond
3.055% due 10/04/26 (Þ)	637	595
Grupo Bimbo SAB de CV			2.375% due 10/26/21 (Þ)	470	458
4.875% due 06/27/44 (Þ)	565	518	4.500% due 10/26/46 (Þ)	118	115
HSBC Bank PLC			Schlumberger Investment SA
7.650% due 05/01/25	385	467	3.650% due 12/01/23	510	537
Series 1M			Seagate HDD Cayman
1.625% due 06/29/49 (Ê)(ƒ)	570	436	4.750% due 06/01/23	755	757
HSBC Holdings PLC			Shell International Finance BV
2.650% due 01/05/22	860	844	2.125% due 05/11/20	340	340
3.900% due 05/25/26	755	755	6.375% due 12/15/38	253	326
4.375% due 11/23/26	225	226	4.000% due 05/10/46	725	693
			Shire Acquisitions Investments Co.
5.250% due 03/14/44	282	302
Hungary Government International Bond			1.900% due 09/23/19	1,055	1,043
			Shire Acquisitions Investments Ireland
6.375% due 03/29/21	636	712	DAC

See accompanying notes which are an integral part of this quarterly report.

212 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
2.400% due 09/23/21	1,070	1,039	Banc of America Merrill Lynch
			Commercial Mortgage Securities Trust
2.875% due 09/23/23	363	347	Series 2012-PARK Class A
Sky PLC			2.959% due 12/10/30 (Þ)	340	345
6.100% due 02/15/18 (Þ)	945	986	Series 2014-520M Class A
Suncor Energy, Inc.			4.185% due 08/15/46 (Þ)	230	245
6.100% due 06/01/18	366	386	Banc of America Merrill Lynch
Symphony CLO XVII, Ltd.			Commercial Mortgage, Inc.
Series 2016-17A Class A1			Series 2006-3 Class A4
2.380% due 04/15/28 (Ê)(Þ)	1,500	1,505	5.889% due 07/10/44	17	17
Tengizchevroil Finance Co. International,			Banc of America Mortgage Securities,
Ltd.			Inc.

4.000% due 08/15/26 (Þ)	245	230	Series 2006-B Class 1A1
Teva Pharmaceutical Finance			3.247% due 10/20/46 (Ê)	54	33
Netherlands III BV			Banc of America Mortgage Trust
2.200% due 07/21/21	1,285	1,224	Series 2004-D Class 2A2
2.800% due 07/21/23	575	538	3.258% due 05/25/34 (Ê)	282	283
Toronto-Dominion Bank (The)			BCAP LLC Trust
			Series 2011-R11 Class 15A1
1.950% due 04/02/20 (Þ)	317	315
			3.073% due 10/26/33 (Å)(Ê)	927	936
2.125% due 04/07/21	605	597	Series 2011-R11 Class 20A5
3.625% due 09/15/31	535	520	3.092% due 03/26/35 (Ê)(Þ)	6	6
TransCanada PipeLines, Ltd.			Series 2012-RR4 Class 3A5
7.250% due 08/15/38	250	343	2.579% due 07/26/37 (Ê)(Þ)	69	69
Transcanada Trust			Bear Stearns Adjustable Rate Mortgage
Series 16-A			Trust
5.875% due 08/15/76	720	760	Series 2005-2 Class A1
UBS Group Funding Jersey, Ltd.			2.920% due 03/25/35 (Ê)	484	487
2.950% due 09/24/20 (Þ)	740	741	Series 2005-5 Class A1
Vale Overseas, Ltd.			2.380% due 08/25/35 (Ê)	1,201	1,217
6.875% due 11/21/36	290	301	Bear Stearns Alt-A Trust
			Series 2005-4 Class 24A1
6.875% due 11/10/39	168	173
Validus Holdings, Ltd.			3.031% due 05/25/35 (Ê)	625	639
			Citigroup Commercial Mortgage Trust
8.875% due 01/26/40	590	819	Series 2013-GC17 Class A4
Vodafone Group PLC
			4.131% due 11/10/46	139	149
5.450% due 06/10/19	400	430	Series 2014-GC19 Class A4

7.875% due 02/15/30	550	734	4.023% due 03/10/47	825	879
Westpac Banking Corp.			Series 2014-GC25 Class AAB
2.000% due 08/19/21	1,086	1,056	3.371% due 10/10/47	1,015	1,058
Yara International ASA			Citigroup Mortgage Loan Trust, Inc.
3.800% due 06/06/26 (Þ)	410	401	Series 2010-8 Class 3A1
		65,844	3.132% due 04/25/35 (Ê)(Þ)	291	292
Mortgage-Backed Securities - 26.7%			Series 2015-2 Class 1A1
225 Liberty Street Trust			0.371% due 06/25/47 (Ê)(Þ)	324	282
Series 2016-225L Class A			Commercial Mortgage Pass-Through
3.597% due 02/10/36 (Þ)	235	241	Certificates
7 WTC Depositor LLC Trust			Series 2007-C9 Class A4
Series 2012-7WTC Class A			6.007% due 12/10/49	757	764
4.082% due 03/13/31 (Þ)	71	72	Commercial Mortgage Trust
Alternative Loan Trust			Series 2013-CR8 Class A5
Series 2003-20CB Class 2A1			3.612% due 06/10/46	33	35
5.750% due 10/25/33	57	58	Series 2013-CR9 Class A4
Banc of America Commercial Mortgage			4.375% due 07/10/45	163	177
Trust			Series 2013-CR11 Class A3
Series 2007-3 Class AJ
			3.983% due 10/10/46	353	376
5.730% due 06/10/49	1,390	1,402
			Series 2013-CR12 Class A4

Series 2008-1 Class A4			4.046% due 10/10/46	965	1,030
6.239% due 02/10/51	463	473

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 213

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2013-LC6 Class A4			8.500% due 2024	2	3
2.941% due 01/10/46	177	179	9.000% due 2024	1	1
Series 2015-3BP Class A
			3.500% due 2025	88	92
3.178% due 02/10/35 (Þ)	5	5
Series 2015-PC1 Class A5			4.000% due 2025	184	192
3.902% due 07/10/50	9	9	4.500% due 2025	15	16
Series 2016-787S Class A			7.000% due 2025	4	4
3.545% due 02/10/36 (Þ)	235	240	8.500% due 2025	8	8
Credit Suisse Commercial Mortgage
Trust			2.320% due 2026	471	451
Series 2007-C5 Class A4			3.000% due 2026	150	154
5.695% due 09/15/40	738	747	3.100% due 2026	315	319
Credit Suisse First Boston Mortgage
Securities Corp.			3.400% due 2026	436	451
Series 2003-27 Class 4A4			3.500% due 2026	454	474
5.750% due 11/25/33	38	40	7.000% due 2026	8	8
CSAIL Commercial Mortgage Trust			9.000% due 2026	1	1
Series 2015-C2 Class XA
Interest Only STRIP			2.500% due 2027	28	28
4.979% due 06/15/57	9,811	488	3.000% due 2027	708	728
Series 2016-C7 Class A5			3.500% due 2027	279	291
3.502% due 11/15/49	159	161	5.500% due 2027	107	118
CSMC Trust
Series 2014-USA Class A2			7.000% due 2027	1	1
3.953% due 09/15/37 (Þ)	121	124	2.500% due 2028	2,028	2,051
CW Capital Cobalt, Ltd.			2.820% due 2028	460	454
Series 2007-C3 Class A4			2.910% due 2028	460	457
5.959% due 05/15/46	1,202	1,211	3.000% due 2028	258	265
DBJPM Mortgage Trust
Series 2016-C1 Class A4			3.010% due 2028	471	471
3.276% due 05/10/49	284	286	3.380% due 2028	395	401
Deutsche Mortgage Securities, Inc. Re-			3.000% due 2029	553	568
REMIC Trust
Series 2007-WM1 Class A1			5.000% due 2029	135	147
4.078% due 06/27/37 (Ê)(Þ)	863	873	2.500% due 2030	321	321
Fannie Mae			3.000% due 2030	264	271
5.000% due 2018	15	16	3.320% due 2030	441	446
5.500% due 2018	5	5	3.500% due 2030	336	351
6.500% due 2018	8	9	4.500% due 2030	47	51
5.000% due 2019	24	25	8.000% due 2030	19	23
6.500% due 2019	7	8	2.500% due 2031	218	218
3.540% due 2020	412	432	2.600% due 2031	330	306
5.000% due 2020	36	37	3.000% due 2031	208	214
5.500% due 2020	244	251	8.000% due 2031	15	18
6.500% due 2020	4	5	4.000% due 2032	54	57
3.881% due 2021	1,253	1,333	3.000% due 2033	510	519
4.000% due 2021	21	22	4.500% due 2033	39	42
4.640% due 2021	1,277	1,386	5.000% due 2033	310	338
5.500% due 2021	11	12	5.500% due 2033	311	351
5.500% due 2022	45	48	3.500% due 2034	472	489
4.500% due 2023	159	170	4.500% due 2034	22	24
5.000% due 2023	42	44	5.000% due 2034	113	123
4.500% due 2024	91	96	5.500% due 2034	616	690
5.000% due 2024	14	15	6.000% due 2034	89	102

See accompanying notes which are an integral part of this quarterly report.

214 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.500% due 2035	1,246	1,350	4.500%	2,690	2,892
5.000% due 2035	132	144	Fannie Mae Grantor Trust
			Series 2002-T5 Class A1
5.500% due 2035	25	28
			0.410% due 05/25/32 (Ê)	185	182
6.000% due 2035	288	329	Fannie Mae REMIC Trust
5.500% due 2036	660	738	Series 2004-W12 Class 1A1
6.500% due 2036	6	7	6.000% due 07/25/44	365	419

5.000% due 2037	186	203	Series 2004-W12 Class 1A3
			7.000% due 07/25/44	870	999
5.500% due 2037	1,258	1,406	Fannie Mae REMICS
6.000% due 2037	94	107	Series 2005-117 Class LC
6.500% due 2037	37	42	5.500% due 11/25/35	362	387
5.000% due 2038	20	22	Series 2009-96 Class DB
5.500% due 2038	1,269	1,419	4.000% due 11/25/29	583	615
			Series 2010-114 Class BA
4.500% due 2039	485	522
			4.000% due 07/25/39	63	64
5.000% due 2039	2	2	Federal Home Loan Mortgage Corp.
6.000% due 2039	87	98	Multifamily Structured Pass Through
4.000% due 2040	309	327	Certificates
			Series 2016-K056 Class A2
4.500% due 2040	678	731	2.525% due 05/25/26	1,620	1,571
5.000% due 2040	304	336	Federal Home Loan Mortgage Corp.
5.500% due 2040	1,109	1,244	Multifamily Structured Pass-Through
			Certificates
3.500% due 2041	1,904	1,959	Series 2011-K702 Class X1
4.000% due 2041	682	720	Interest Only STRIP
4.500% due 2041	453	488	1.451% due 02/25/18 (Ê)	8	—
			Series 2012-K706 Class X1
5.000% due 2041	824	901	Interest Only STRIP
5.500% due 2041	24	27	1.546% due 10/25/18 (Ê)	13	—
3.000% due 2042	1,393	1,386	Federal Housing Authority Trust
3.500% due 2042	1,129	1,160	7.430% due 06/27/21	18	18
4.000% due 2042	944	994	Freddie Mac
3.000% due 2043	3,490	3,472	4.500% due 2018	21	21
3.500% due 2043	4,475	4,604	4.500% due 2019	11	11
4.000% due 2043	1,524	1,605	5.000% due 2019	26	27
5.000% due 2043	34	37	6.000% due 2022	3	3
4.500% due 2044	30	32	4.000% due 2024	71	74
3.000% due 2045	344	342	5.500% due 2024	41	44
3.500% due 2045	9,821	10,053	9.000% due 2024	3	3
4.000% due 2045	1,836	1,933	6.500% due 2025	2	3
4.500% due 2045	51	55	8.000% due 2025	3	3
3.000% due 2046	1,269	1,257	9.000% due 2025	2	2
3.500% due 2046	4,504	4,616	3.000% due 2026	97	100
4.000% due 2046	5,817	6,137	5.000% due 2027	1	1
4.500% due 2046	834	906	6.500% due 2027	—	—
3.000% due 2047	530	526	5.000% due 2028	92	101
15 Year TBA(Ï)			6.000% due 2028	121	137
2.500%	3,310	3,310	6.500% due 2028	7	8
3.000%	2,675	2,744	6.500% due 2029	6	6
30 Year TBA(Ï)			3.500% due 2030	274	286
3.000%	10,560	10,453	5.500% due 2032	119	134
3.500%	2,820	2,882	6.000% due 2032	15	17
4.000%	1,635	1,715

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 215

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.000% due 2032	91	101	4.000%	1,520	1,595
7.500% due 2032	11	12	4.500%	25	27
5.500% due 2033	49	55	Series 2017-4646 Class DA
5.000% due 2034	330	364	3.500% due 01/15/42	425	436
			Freddie Mac Multifamily Structured
5.500% due 2034	48	54	Pass-Through Certificates
5.500% due 2035	85	95	Series 2015-K045 Class A2
5.500% due 2036	83	93	3.023% due 01/25/25	1,240	1,264
			Series 2015-K046 Class A2
6.000% due 2036	28	32
			3.205% due 03/25/25	480	495
5.000% due 2037	5	5	Series 2015-K047 Class A2
5.500% due 2037	11	12	3.329% due 05/25/25	930	967
6.000% due 2037	58	66	Series 2015-K048 Class A2
5.000% due 2038	2	3	3.284% due 06/25/25	1,570	1,627

5.500% due 2038	52	57	Series 2015-K049 Class A2
			3.010% due 08/25/25	1,800	1,827
6.000% due 2038	63	71
			Series 2015-K050 Class A2
4.500% due 2039	169	182
			3.334% due 08/25/25	1,550	1,609
5.500% due 2039	14	16	Series 2015-K051 Class A2
4.000% due 2040	1,472	1,560	3.308% due 09/25/25	1,040	1,078
4.500% due 2040	999	1,081	Series 2016-K053 Class A2
5.000% due 2040	16	18	2.995% due 12/25/25	1,745	1,763
			Series 2016-K057 Class A2
5.500% due 2040	9	10
			2.570% due 07/25/26	1,030	1,001
4.000% due 2041	445	469	Series 2016-K058 Class A2
4.500% due 2041	785	845	2.653% due 08/25/26	1,350	1,319
5.000% due 2041	197	214	Series 2016-K059 Class A2
5.500% due 2041	425	478	3.120% due 09/25/26	1,130	1,148
3.000% due 2042	280	279	Freddie Mac REMICS
			Series 2002-2533 Class Z
3.500% due 2042	885	908
			5.500% due 12/15/32	1,146	1,293
4.000% due 2042	630	665	Series 2006-3123 Class HT
4.500% due 2042	688	744	5.000% due 03/15/26	370	396
3.000% due 2043	1,958	1,947	Series 2006-R006 Class ZA
3.500% due 2043	3,358	3,451	6.000% due 04/15/36	902	1,027
			Series 2010-3632 Class PK
4.000% due 2043	88	93
			5.000% due 02/15/40	334	364
4.500% due 2043	784	849	Series 2010-3653 Class B
3.500% due 2044	216	223	4.500% due 04/15/30	813	884
4.000% due 2044	1,344	1,419	Series 2011-3954 Class HU
4.500% due 2044	6	6	4.000% due 05/15/29	59	61
3.000% due 2045	66	65	Series 2012-3989 Class BW
3.500% due 2045	1,797	1,841	3.500% due 01/15/27	3,180	3,366
			Series 2012-4019 Class JD
4.000% due 2045	2,693	2,840
			3.000% due 05/15/41	377	386
3.000% due 2046	3,088	3,056	Series 2013-4281 Class LG
3.500% due 2046	7,621	7,795	4.000% due 01/15/43	312	325
4.000% due 2046	3,610	3,807	Freddie Mac Strips

3.000% due 2047	1,011	1,001	Series 2012-271 Class 30
15 Year TBA(Ï)			3.000% due 08/15/42	1,352	1,340
			Freddie Mac Structured Agency Credit
2.500%	715	714	Risk Debt Notes
3.000%	30	31	Series 2015-DN1 Class M3
30 Year TBA(Ï)			4.331% due 01/25/25 (Ê)	1,000	1,069
3.000%	17,595	17,401	Ginnie Mae
3.500%	2,535	2,589	Series 2004-93 Class PC

See accompanying notes which are an integral part of this quarterly report.

216 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 04/16/34	605	624	1.281% due 06/19/34 (Ê)	50	48
Ginnie Mae I			Hilton USA Trust
10.500% due 2020	—	—	Series 2016-HHV Class D
9.000% due 2025	6	6	4.194% due 11/05/38 (Þ)	2,271	2,157
			JPMorgan Chase Commercial Mortgage
7.000% due 2031	21	23	Securities Trust
7.000% due 2033	1	1	Series 2004-LN2 Class B
3.000% due 2042	73	74	5.282% due 07/15/41	500	496
			JPMorgan Mortgage Trust
3.000% due 2043	185	187	Series 2003-A2 Class 3A1
3.500% due 2043	149	155	2.770% due 11/25/33 (Ê)	132	126
Ginnie Mae II			Series 2005-A1 Class 6T1
7.500% due 2032	2	2	3.169% due 02/25/35 (Ê)	264	260
5.500% due 2039	103	113	Series 2005-A3 Class 4A1
4.000% due 2040	38	40	2.658% due 06/25/35 (Ê)	117	118
4.000% due 2041	234	248	LB Commercial Mortgage Trust
			Series 2007-C3 Class AM
4.500% due 2041	987	1,068
			5.920% due 07/15/44	790	798
5.500% due 2041	12	14	LB-UBS Commercial Mortgage Trust
3.000% due 2042	169	171	Series 2007-C6 Class A4
3.500% due 2042	627	653	5.858% due 07/15/40	544	547
			Series 2007-C6 Class AM
4.000% due 2042	855	908
			6.114% due 07/15/40	1,650	1,686
4.500% due 2042	352	381	Mastr Asset Securitization Trust
3.000% due 2043	680	689	Series 2003-7 Class 4A41
3.500% due 2043	1,291	1,344	2.084% due 09/25/33 (Ê)	1,074	1,067
			Morgan Stanley Bank of America Merrill
4.000% due 2043	266	282	Lynch Trust
3.500% due 2044	441	458	Series 2013-C10 Class A4
4.000% due 2044	388	410	4.218% due 07/15/46	92	99
3.000% due 2045	648	655	Series 2013-C12 Class A4
3.500% due 2045	1,507	1,563	4.259% due 10/15/46	153	166
			Series 2014-C14 Class A4
4.000% due 2045	539	570
			3.787% due 02/15/47	165	174
3.000% due 2046	1,315	1,328	Series 2014-C14 Class A5
3.500% due 2046	918	953	4.064% due 02/15/47	45	48
3.500% due 2047	250	259	Series 2015-C20 Class A4
30 Year TBA(Ï)			3.249% due 02/15/48	181	182
3.000%	2,000	2,017	Series 2015-C24 Class A4
3.500%	6,300	6,528	3.732% due 05/15/48	945	986

4.000%	4,200	4,441	Series 2016-C31 Class A1
GS Mortgage Securities Corp. II			1.511% due 11/15/21	499	493
Series 2012-BWTR Class A			Morgan Stanley Capital I Trust

2.954% due 11/05/34 (Þ)	191	194	Series 2007-IQ16 Class AM
Series 2013-GC16 Class A4			6.277% due 12/12/49	1,385	1,421

4.271% due 11/10/46	7	8	Series 2014-CPT Class A
Series 2015-GC30 Class A4			3.350% due 07/13/29 (Þ)	456	473
3.382% due 05/10/50	27	27	MSCG Trust 2015-ALDR
GS Mortgage Securities Trust			Series 2015-ALDR Class A2
Series 2012-SHOP Class A			3.462% due 06/07/35 (Þ)	310	307
2.933% due 06/05/31 (Þ)	647	656	OBP Depositor LLC Trust
			Series 2010-OBP Class A
Series 2013-GC12 Class A4			4.646% due 07/15/45 (Þ)	230	245
3.135% due 06/10/46	63	64
Series 2014-GC18 Class A4			RBS Commercial Funding, Inc. Trust
			Series 2013-GSP Class A
4.074% due 01/10/47	625	666	3.834% due 01/13/32 (Þ)	235	248
HarborView Mortgage Loan Trust			RBSSP Resecuritization Trust
Series 2004-4 Class 3A

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 217

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2010-3 Class 9A1			Interest Only STRIP
5.500% due 02/26/35 (Þ)	246	247	1.316% due 08/15/47 (Ê)	7,792	461
Sequoia Mortgage Trust					248,425
1.874% due 02/25/43	323	307	Municipal Bonds - 0.6%
Series 2013-6 Class A1			Alabama Economic Settlement Authority
			Revenue Bonds
2.500% due 05/25/43	484	463
Series 2013-6 Class A2			3.163% due 09/15/25	567	570
			Municipal Electric Authority of Georgia
3.000% due 05/25/43	478	468	Revenue Bonds
Structured Adjustable Rate Mortgage
Loan Trust			6.637% due 04/01/57	990	1,226
Series 2004-6 Class 1A			7.055% due 04/01/57	1,410	1,615
2.358% due 06/25/34 (Ê)	231	229	New Jersey Transportation Trust Fund
Series 2004-12 Class 7A3			Authority Revenue Bonds
2.694% due 09/25/34 (Ê)	85	86	5.754% due 12/15/28	490	507
Structured Asset Securities Corp.			San Diego Tobacco Settlement Revenue
Mortgage Pass-Through Certificates			Funding Corp. Revenue Bonds
Series 2003-34A Class 5A4			7.125% due 06/01/32	210	240
3.152% due 11/25/33 (Ê)	800	808	State of California General Obligation
Wachovia Bank Commercial Mortgage			Unlimited
Trust			7.300% due 10/01/39	300	421
Series 2007-C33 Class A4			7.350% due 11/01/39	33	47
5.965% due 02/15/51	195	196	State of Illinois General Obligation
Washington Mutual Mortgage Pass-			Unlimited
Through Certificates Trust			5.877% due 03/01/19	335	355
Series 2003-AR10 Class A7
			5.100% due 06/01/33	310	284
2.825% due 10/25/33 (Ê)	277	282	University of California Revenue Bonds
Series 2004-AR1 Class A
			4.767% due 05/15/15	255	242
2.816% due 03/25/34 (Ê)	1,233	1,237
Series 2005-AR2 Class 2A21					5,507
1.086% due 01/25/45 (Ê)	445	429	United States Government Agencies - 0.7%
			Fannie Mae
Series 2005-AR13 Class A1A1
			1.000% due 02/26/19	165	164
1.046% due 10/25/45 (Ê)	1,451	1,406
Series 2006-AR1 Class 2A1A			0.875% due 08/02/19	250	247
1.594% due 01/25/46 (Ê)	765	746	1.600% due 12/24/20	1,205	1,190
Wells Fargo Commercial Mortgage Trust			2.000% due 01/05/22	50	50
Series 2015-NXS3 Class A4			2.625% due 09/06/24	449	454
3.617% due 09/15/57	35	36
			2.125% due 04/24/26	20	19
Series 2015-SG1 Class A4
			1.875% due 09/24/26	100	92
3.789% due 12/15/47	181	189
Series 2016-C37 Class A5			7.250% due 05/15/30	230	334
3.794% due 12/15/49	180	187	6.625% due 11/15/30	100	140
Series 2016-LC25 Class A4			Federal Home Loan Banks
3.640% due 12/15/59	516	529	1.250% due 01/16/19	225	225
Wells Fargo Mortgage Backed Securities			0.875% due 08/05/19	200	197
Trust
Series 2003-J Class 1A9			1.375% due 11/15/19	100	100
2.612% due 10/25/33 (Ê)	757	759	1.875% due 11/29/21	20	20
Series 2005-AR10 Class 2A4			Series _
2.652% due 06/25/35 (Ê)	34	35	0.875% due 10/01/18	175	174
Series 2006-AR8 Class 1A3			Freddie Mac
3.080% due 04/25/36 (Ê)	495	489	1.500% due 01/17/20	100	100
WFRBS Commercial Mortgage Trust			2.375% due 01/13/22	837	851
Series 2013-C14 Class A4			6.250% due 07/15/32	424	584
3.073% due 06/15/46	161	163	Series GMTN
Series 2013-C14 Class A5			0.750% due 04/09/18	200	199
3.337% due 06/15/46	16	17	Tennessee Valley Authority
Series 2014-C21 Class XA			6.150% due 01/15/38	345	469

See accompanying notes which are an integral part of this quarterly report.

218 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.500% due 12/15/42	343	337	8.750% due 05/15/20	2,500	3,073
4.250% due 09/15/65	387	400	1.625% due 07/31/20	7,136	7,136
		6,346	2.625% due 08/15/20	7,182	7,427
United States Government Treasuries - 30.0%			1.375% due 08/31/20	5,767	5,714
United States Treasury Inflation Indexed
Bonds			2.125% due 08/31/20	7,849	7,981
1.375% due 07/15/18	1,729	1,800	1.375% due 09/30/20	9,239	9,144
2.125% due 01/15/19	6,189	6,562	2.000% due 09/30/20	200	202
0.125% due 04/15/19	4,275	4,355	1.375% due 10/31/20	8,870	8,770
0.125% due 07/15/22	462	468	1.750% due 10/31/20	6,638	6,655
0.375% due 07/15/23	7,146	7,289	1.625% due 11/30/20	4,882	4,867
0.250% due 01/15/25	1,442	1,433	1.375% due 01/31/21	4,282	4,220
0.375% due 07/15/25	1,272	1,279	3.625% due 02/15/21	1,000	1,074
3.875% due 04/15/29	3,861	5,342	1.250% due 03/31/21	250	245
2.125% due 02/15/40	3,652	4,580	2.250% due 03/31/21	500	509
0.625% due 02/15/43	966	896	1.375% due 04/30/21	1,250	1,228
1.375% due 02/15/44	1,377	1,521	8.125% due 05/15/21	300	378
0.750% due 02/15/45	1,450	1,383	1.125% due 06/30/21	2,490	2,415
1.000% due 02/15/46	1,401	1,426	2.125% due 06/30/21	750	759
United States Treasury Notes			1.125% due 07/31/21	5,001	4,844
2.625% due 04/30/18	1,200	1,225		4,950	5,005
			2.125% due 08/15/21
0.875% due 05/31/18	1,931	1,928		776	751
			1.125% due 08/31/21
0.625% due 06/30/18	6,500	6,465		1,500	1,508
			2.000% due 08/31/21
0.750% due 07/31/18	4,550	4,531		4,745	4,585
			1.125% due 09/30/21
1.500% due 08/31/18	450	453		5,038	4,891
			1.250% due 10/31/21
1.000% due 09/15/18	500	499		340	341
			2.000% due 10/31/21
1.250% due 10/31/18	200	200		1,250	1,598
			8.000% due 11/15/21
1.750% due 10/31/18	2,435	2,461		1,726	1,715
			1.750% due 11/30/21
1.375% due 12/31/18	1,400	1,405		2,411	2,421
			2.000% due 12/31/21
1.125% due 01/15/19	1,425	1,423		430	421
			1.500% due 01/31/22
2.750% due 02/15/19	250	258		2,000	1,997
			1.875% due 01/31/22
1.375% due 02/28/19	2,180	2,186		905	896
			1.750% due 02/28/22
1.500% due 02/28/19	2,500	2,513		400	395
			1.750% due 04/30/22
1.500% due 03/31/19	250	251		150	149
			1.875% due 05/31/22
0.875% due 04/15/19	3,455	3,424		1,200	1,170
			1.625% due 11/15/22
0.875% due 06/15/19	1,350	1,336		3,460	3,462
			2.125% due 12/31/22
1.625% due 06/30/19	500	503		2,862	2,800
			1.750% due 01/31/23
3.625% due 08/15/19	365	386		3,136	3,113
			2.000% due 02/15/23
8.125% due 08/15/19	4,760	5,562		2,650	2,553
			1.500% due 02/28/23
1.000% due 10/15/19	240	237		2,040	1,963
			1.500% due 03/31/23
1.500% due 10/31/19	1,500	1,503		1,000	975
			1.750% due 05/15/23
1.000% due 11/15/19	1,400	1,384		6,472	6,158
			1.375% due 06/30/23
1.375% due 12/15/19	321	320		810	1,012
			6.250% due 08/15/23
1.375% due 01/15/20	1,249	1,246		3,974	3,771
			1.375% due 08/31/23
1.375% due 02/29/20	2,932	2,919		205	204
			2.125% due 11/30/23
1.125% due 03/31/20	2,000	1,976		467	467
			2.250% due 12/31/23
1.125% due 04/30/20	1,000	987		340	340
			2.250% due 01/31/24
1.375% due 04/30/20	3,694	3,673		830	857
			2.750% due 02/15/24

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 219

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
2.500% due 05/15/24	200	203	7.500% due 03/01/17	—		—
2.375% due 08/15/24	4,469	4,490	8.500% due 11/01/17	—		—
2.250% due 11/15/24	1,000	994	5.000% due 12/01/17	7		7
2.000% due 02/15/25	1,290	1,255	6.500% due 12/01/17	2		2
6.000% due 02/15/26	365	471	5.500% due 01/01/18	41		41
1.625% due 05/15/26	1,331	1,240	6.500% due 01/01/18	1		1
1.500% due 08/15/26	2,696	2,479	Freddie Mac
2.000% due 11/15/26 (§)	6,123	5,884	6.000% due 07/01/17	4		4
2.375% due 11/15/26	850	794	6.000% due 08/01/17	1		1
6.125% due 11/15/27	35	47	6.000% due 09/01/17	1		2
5.250% due 02/15/29	3,000	3,834	5.000% due 01/01/18	4		4
			General Electric Co.
6.125% due 08/15/29	2,141	2,956
			5.250% due 12/06/17	310		320
6.250% due 05/15/30	1,825	2,580	Hewlett Packard Enterprise Co.
5.375% due 02/15/31	700	933	2.450% due 10/05/17	1,260		1,266
4.500% due 02/15/36	300	379	Lehman Brothers Holdings, Inc.
4.750% due 02/15/37	3,644	4,737	6.500% due 07/19/17 (Ø)	390		—
4.500% due 05/15/38	75	95	6.750% due 12/28/17 (Ø)	990		—

4.375% due 05/15/40	500	618	Metropolitan Life Global Funding I
			1.300% due 04/10/17 (Þ)	337		337
3.875% due 08/15/40	1,270	1,460
3.750% due 08/15/41	400	451	NextEra Series Energy F Capital Holdings, Inc.
3.125% due 02/15/42	1,670	1,699	2.056% due 09/01/17	846		849
2.750% due 08/15/42	45	43	Samsung Electronics America, Inc.
2.750% due 11/15/42	1,870	1,771	1.750% due 04/10/17 (Þ)	765		766
			Thomson Reuters Corp.
3.125% due 02/15/43	985	1,000
			1.650% due 09/29/17	720		721
2.875% due 05/15/43	400	387	Toyota Auto Receivables Owner Trust
3.750% due 11/15/43	2,950	3,346	Series 2014-A Class A3
2.500% due 02/15/45	200	179	0.670% due 12/15/17	43		43

3.000% due 05/15/45	1,141	1,128	TransCanada PipeLines, Ltd.
			1.625% due 11/09/17	341		341
2.875% due 08/15/45	2,074	1,999
			Tyco Electronics Group SA
3.000% due 11/15/45	100	99
			6.550% due 10/01/17	705		730
2.500% due 02/15/46	1,383	1,231	U.S. Cash Management Fund	83,068,225	(8)	83,085
3.000% due 08/15/46	9,504	7,994	UBS AG
2.875% due 11/15/46	1,435	1,385	1.375% due 06/01/17	802		802
		279,908	United States Treasury Bills
Total Long-Term Investments			0.427% due 02/09/17	1,200		1,200
(cost $880,330)		873,163	United States Treasury Notes
			1.875% due 08/31/17	2,000		2,013
Short-Term Investments - 11.9%			1.000% due 12/15/17	5,000		5,007
Anthem, Inc.			0.875% due 01/15/18	8,390		8,390

1.875% due 01/15/18	810	812	US Bank NA
Bank of America Corp.			1.450% due 01/29/18	530		531

2.000% due 01/11/18	1,170	1,174	Xcel Energy, Inc.
Canadian Natural Resources, Ltd.			1.200% due 06/01/17	611		610
1.750% due 01/15/18	740	740	Total Short-Term Investments
Credit Suisse AG			(cost $112,480)			111,186
1.750% due 01/29/18	910	911
Exelon Corp.			Total Investments 105.7%
			(identified cost $992,810)			984,349
1.550% due 06/09/17	476	476
Fannie Mae

See accompanying notes which are an integral part of this quarterly report.

220 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)		Amounts in thousands (except share amounts)
Principal	Fair	Principal	Fair
Amount ($)	Value	Amount ($)	Value
or Shares	$	or Shares	$
Other Assets and Liabilities,		Net Assets - 100.0%	931,243
Net - (5.7%)	(53,106)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.1%
BCAP LLC Trust	11/26/13	927,308	104.12	966	936
Kaupthing Bank HF	02/17/16	100,000	—	—	—
Kaupthing Bank HF	02/17/16	1,210,000	—	—	—
					936
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	417	AUD	53,500	03/17	428
United States 2 Year Treasury Note Futures	42	USD	9,105	03/17	3
United States 5 Year Treasury Note Futures	428	USD	50,447	03/17	(78)
United States 10 Year Treasury Note Futures	537	USD	66,840	03/17	(113)
United States Long Bond Futures	25	USD	3,771	03/17	15
Short Positions
Euro-Bund Futures	207	EUR	33,561	03/17	(137)
Long Gilt Futures	226	GBP	27,995	03/17	(367)
United States 5 Year Treasury Note Futures	13	USD	1,532	03/17	—
United States 10 Year Treasury Note Futures	205	USD	25,516	03/17	(61)
United States 10 Year Ultra Treasury Bond Futures	60	USD	8,049	03/17	57
United States Long Bond Futures	31	USD	4,676	03/17	44
United States Ultra Treasury Bond Futures	64	USD	10,284	03/17	92
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(117)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	99	BRL	322	02/22/17	2
Bank of America	USD	150	BRL	519	02/22/17	14
Bank of America	USD	1,151	BRL	4,035	02/22/17	123
Bank of America	USD	105	CLP	70,157	02/22/17	3
Bank of America	USD	1	CZK	20	02/22/17	—
Bank of America	USD	7	CZK	178	02/22/17	—
Bank of America	USD	2,299	CZK	57,624	02/22/17	6
Bank of America	USD	35	HUF	10,033	02/22/17	—
Bank of America	USD	38	HUF	11,471	02/22/17	2
Bank of America	USD	2,279	HUF	659,109	02/22/17	17
Bank of America	USD	13	IDR	178,851	02/22/17	—
Bank of America	USD	41	IDR	561,380	02/22/17	1
Bank of America	USD	1,886	ILS	7,177	02/22/17	19
Bank of America	USD	1,887	ILS	7,177	02/22/17	18
Bank of America	USD	1,887	ILS	7,177	02/22/17	18

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 221

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,887	ILS	7,177	02/22/17	18
Bank of America	USD	2	INR	170	02/22/17	—
Bank of America	USD	1,131	INR	77,665	02/22/17	17
Bank of America	USD	2,307	KRW	2,694,828	02/22/17	33
Bank of America	USD	1	PLN	6	02/22/17	—
Bank of America	USD	2,279	PLN	9,467	02/22/17	84
Bank of America	USD	52	RUB	3,087	02/22/17	—
Bank of America	USD	248	RUB	15,534	02/22/17	10
Bank of America	USD	1,152	RUB	76,586	02/22/17	118
Bank of America	USD	57	TRY	202	02/22/17	(3)
Bank of America	USD	70	TRY	265	02/22/17	—
Bank of America	USD	113	TRY	405	02/22/17	(7)
Bank of America	USD	139	TRY	531	02/22/17	1
Bank of America	USD	1,110	TRY	3,765	02/22/17	(118)
Bank of America	USD	2,220	TRY	7,529	02/22/17	(236)
Bank of America	USD	16	TWD	509	02/22/17	—
Bank of America	USD	23	TWD	725	02/22/17	1
Bank of America	BRL	161	USD	50	02/22/17	(1)
Bank of America	BRL	259	USD	75	02/22/17	(7)
Bank of America	BRL	8,071	USD	2,302	02/22/17	(247)
Bank of America	CLP	9,880	USD	15	02/22/17	—
Bank of America	CLP	1,545,611	USD	2,292	02/22/17	(88)
Bank of America	CZK	40	USD	2	02/22/17	—
Bank of America	CZK	355	USD	14	02/22/17	—
Bank of America	CZK	28,812	USD	1,149	02/22/17	(3)
Bank of America	HUF	5,736	USD	19	02/22/17	(1)
Bank of America	HUF	20,067	USD	70	02/22/17	—
Bank of America	HUF	329,555	USD	1,139	02/22/17	(9)
Bank of America	IDR	30,739,875	USD	2,245	02/22/17	(54)
Bank of America	ILS	14,355	USD	3,772	02/22/17	(38)
Bank of America	INR	1,098	USD	16	02/22/17	—
Bank of America	KRW	2,868	USD	2	02/22/17	—
Bank of America	KRW	48,427	USD	41	02/22/17	(1)
Bank of America	PLN	193	USD	47	02/22/17	(1)
Bank of America	RUB	1,544	USD	26	02/22/17	—
Bank of America	RUB	7,767	USD	124	02/22/17	(5)
Bank of America	RUB	153,172	USD	2,305	02/22/17	(236)
Bank of America	TWD	36,778	USD	1,159	02/22/17	(23)
Bank of Montreal	USD	1,891	AUD	2,503	02/22/17	6
Bank of Montreal	USD	3,775	EUR	3,530	02/22/17	38
Bank of Montreal	USD	1,140	ZAR	16,604	02/22/17	88
Bank of Montreal	CHF	1,894	USD	1,892	02/22/17	(23)
Bank of Montreal	CHF	3,787	USD	3,785	02/22/17	(46)
Bank of Montreal	HKD	8,974	USD	1,158	02/22/17	1
Bank of Montreal	SGD	1,634	USD	1,155	02/22/17	(5)
Citibank	NOK	31,891	USD	3,773	02/22/17	(95)
Royal Bank of Canada	USD	1,896	NZD	2,637	02/22/17	37
Royal Bank of Canada	USD	7,585	NZD	10,546	02/22/17	149
Royal Bank of Canada	SEK	16,727	USD	1,877	02/22/17	(37)
Royal Bank of Canada	SEK	66,907	USD	7,508	02/22/17	(148)
State Street	USD	3,790	GBP	3,080	02/22/17	86
State Street	USD	9	HKD	70	02/22/17	—
State Street	USD	23	HKD	179	02/22/17	—
State Street	USD	3,810	JPY	431,344	02/22/17	12
State Street	USD	4	SGD	5	02/22/17	—
State Street	USD	13	SGD	19	02/22/17	—
State Street	DKK	13,121	USD	1,889	02/22/17	(17)
State Street	GBP	6,159	USD	7,579	02/22/17	(172)

See accompanying notes which are an integral part of this quarterly report.

222 Russell Investment Grade Bond Fund

Russell Investment Company
Russell Investment Grade Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	JPY	862,688	USD	7,620	02/22/17	(24)
State Street	ZAR	245	USD	18	02/22/17	—
State Street	ZAR	1,190	USD	84	02/22/17	(4)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(727)
+

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$44,396	$256	$—	$44,652
Corporate Bonds and Notes	—	222,481	—	—	222,481
International Debt	—	65,844	—	—	65,844
Mortgage-Backed Securities	—	248,407	18	—	248,425
Municipal Bonds	—	5,507	—	—	5,507
United States Government Agencies	—	6,346	—	—	6,346
United States Government Treasuries	—	279,908	—	—	279,908
Short-Term Investments	—	28,101	—	83,085	111,186
Total Investments	—	900,990	274	83,085	984,349

Other Financial Instruments
Assets
Futures Contracts	639	—	—	—	639
Foreign Currency Exchange Contracts	—	922	—	—	922
Liabilities
Futures Contracts	(756)	—	—	—	(756)
Foreign Currency Exchange Contracts	—	(1,649)	—	—	(1,649)
Total Other Financial Instruments*	$(117)	$(727)	$—	$—	$(844)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund 223

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 84.7%			Series 2013-1 Class B1
Asset-Backed Securities - 8.0%			1.756% due 11/25/33 (Ê)(Þ)	2,317	2,117
Ally Auto Receivables Trust			Enterprise Fleet Financing LLC
Series 2016-2 Class A2			Series 2014-2 Class A2
1.170% due 10/15/18	810	810	1.050% due 03/20/20 (Þ)	279	278
AmeriCredit Automobile Receivables			Series 2017-1 Class A3
Trust			2.600% due 07/20/22 (Þ)	965	965
Series 2013-4 Class C			Equity One Mortgage Pass-Through Trust
2.720% due 09/09/19	3,900	3,920	Series 2003-4 Class M1
Series 2014-1 Class A3			5.243% due 10/25/34	187	179
0.900% due 02/08/19	52	52	Federal Home Loan Mortgage Corp.
Series 2015-1 Class A3			Structured Pass-Through Securities

1.260% due 11/08/19	589	589	Series 2000-30 Class A5
Series 2015-3 Class A3			6.628% due 12/25/30	1,750	1,806
1.540% due 03/09/20	1,200	1,201	Flagship Credit Auto Trust
			Series 2016-4 Class A1

Series 2016-4 Class A2A			1.470% due 03/15/20 (Þ)	1,343	1,341
1.340% due 04/08/20	545	544	Ford Credit Auto Owner Trust
Bank of The West Auto Trust			Series 2015-A Class A3
Series 2014-1 Class A3
			1.280% due 09/15/19	918	918
1.090% due 03/15/19 (Þ)	855	855	GM Financial Automobile Leasing Trust
Series 2015-1 Class A3
1.310% due 10/15/19 (Þ)	3,058	3,059	Series 2015-3 Class A3	4,379	4,387
			1.690% due 03/20/19
Capital Auto Receivables Asset Trust			Hertz Fleet Lease Funding, LP
Series 2016-1 Class A2A
1.500% due 11/20/18	331	331	Series 2013-3 Class C	2,240	2,241
			2.221% due 12/10/27 (Ê)(Þ)
Series 2016-3 Class A2A
1.360% due 04/20/19	955	955	Series 2014-1 Class C	1,475	1,472
			1.921% due 04/10/28 (Ê)(Þ)
CarMax Auto Owner Trust			Hertz Vehicle Financing LLC
Series 2013-3 Class A4
1.490% due 01/15/19	1,698	1,700	Series 2011-1A Class A2	317	317
			3.290% due 03/25/18 (Þ)
Series 2016-2 Class A3			Honda Auto Receivables Owner Trust
1.520% due 02/16/21	855	852	Series 2014-4 Class A3
Series 2016-3 Class A2			0.990% due 09/17/18	1,371	1,370
1.170% due 08/15/19	1,946	1,944	Series 2016-3 Class A2
CCG Receivables Trust			1.010% due 10/18/18	2,590	2,587
Series 2014-1 Class A2			HSBC Home Equity Loan Trust
1.060% due 11/15/21 (Þ)	244	243	Series 2007-3 Class APT
Chase Issuance Trust			1.939% due 11/20/36 (Ê)	178	178
Series 2016-A7 Class A7			Huntington Auto Trust
1.060% due 09/16/19	1,905	1,903	Series 2015-1 Class A3
CPS Auto Receivables Trust			1.240% due 09/16/19	1,476	1,475
Series 2014-D Class A			Hyundai Auto Receivables Trust
1.490% due 04/15/19 (Þ)	642	642	Series 2016-A Class A2A
Credit-Based Asset Servicing and
			1.210% due 06/17/19	1,138	1,138
Securitization LLC			JCP&L Transition Funding LLC
Series 2006-SC1 Class A

1.048% due 05/25/36 (Ê)(Þ)	121	120	Series 2002-A Class A4
			6.160% due 06/05/19	25	25
Drive Auto Receivables Trust			John Deere Owner Trust
Series 2015-BA Class B

2.120% due 06/17/19 (Þ)	1,051	1,051	Series 2015-B Class A3
			1.440% due 10/15/19	1,440	1,442

Series 2016-AA Class B			MMAF Equipment Finance LLC
3.170% due 05/15/20 (Þ)	500	504	Series 2016-AA Class A2
Series 2016-BA Class A2			1.390% due 12/17/18 (Þ)	1,030	1,030
1.380% due 08/15/18 (Þ)	386	386	MSCC Heloc Trust
Series 2017-AA Class B			Series 2007-1 Class A
2.510% due 01/15/21 (Þ)	950	950	0.871% due 12/25/31 (Ê)	82	82
Education Loan Asset-Backed Trust I			Nissan Auto Receivables Owner Trust

See accompanying notes which are an integral part of this quarterly report.

224 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2014-A Class A3			Series F
0.720% due 08/15/18	387	386	2.600% due 09/14/20	1,650	1,664
Prestige Auto Receivables Trust			American Honda Finance Corp.
Series 2014-1A Class A3			1.500% due 03/13/18	725	725
1.520% due 04/15/20 (Þ)	1,732	1,733	1.600% due 07/13/18	1,700	1,702
Series 2016-1A Class A2
			1.332% due 11/19/18 (Ê)	5,015	5,022
1.780% due 08/15/19 (Þ)	3,916	3,924
Santander Drive Auto Receivables Trust			1.200% due 07/12/19	1,679	1,651
Series 2012-6 Class D			Series GMTN
2.520% due 09/17/18	304	304	1.700% due 09/09/21	815	787
Series 2014-4 Class B			American International Group, Inc.
1.820% due 05/15/19	1,392	1,393	6.400% due 12/15/20	595	678
Series 2015-4 Class A3			American Tower Trust I

1.580% due 09/16/19	2,080	2,082	Series 2013-13 Class 1A
Series 2016-3 Class A2			1.551% due 03/15/18 (Þ)	1,165	1,163

1.340% due 11/15/19	1,100	1,100	Anheuser-Busch InBev Finance, Inc.
SLM Private Education Loan Trust			1.900% due 02/01/19	2,650	2,654
Series 2010-A Class 2A			2.150% due 02/01/19	1,085	1,093
SoFi Professional Loan Program LLC			Anheuser-Busch InBev Worldwide, Inc.
4.018% due 05/16/44 (Ê)(Þ)	1,527	1,588	6.875% due 11/15/19	745	841
Series 2014-B Class A2			Apple, Inc.
2.550% due 08/27/29 (Þ)	2,366	2,372	1.873% due 02/22/19 (Ê)	720	730
Series 2016-B Class A2A			1.334% due 05/06/19 (Ê)	4,475	4,502
1.680% due 03/25/31 (Þ)	1,299	1,297
			2.100% due 05/06/19	1,085	1,096

Series 2016-C Class A2B			Assurant, Inc.
2.360% due 12/25/32 (Þ)	1,150	1,136
Tidewater Auto Receivables Trust			2.500% due 03/15/18	1,025	1,032
Series 2016-AA Class A2			Asurion LLC Term Loan B5
2.300%due 09/15/19 (Þ)	1,796	1,796	4.750% due 11/01/23 (Ê)	499	504
World Financial Network Credit Card			AT&T, Inc.
Master Trust			5.500% due 02/01/18	3,737	3,876
Series 2016-C Class A			3.200% due 03/01/22	945	944
1.720% due 08/15/23	460	456
			2.375% due 11/27/18	3,555	3,581
		67,526	Bank of America Corp.
Corporate Bonds and Notes - 26.2%
			2.066% due 03/22/18 (Ê)	4,570	4,607
Abbott Laboratories
2.900% due 11/30/21	820	816	5.625% due 07/01/20	1,400	1,538
AbbVie, Inc.			3.124% due 01/20/23	725	724
2.500% due 05/14/20	480	482	Bank of America NA
			Series BKNT
Aetna, 1.900% Inc. due 06/07/19	2,055	2,059	1.750% due 06/05/18	565	565
			Bank of New York Mellon Corp. (The)
2.400% due 06/15/21	1,575	1,581	Series G
AIG Global Funding
			2.200% due 05/15/19	575	579
1.900% due 10/06/21 (Þ)	490	472	Barrick NA Finance LLC
Altria Group, Inc.
			4.400% due 05/30/21	1,376	1,467
9.250% due 08/06/19	879	1,035	BB&T Corp.
4.750% due 05/05/21	794	863	2.250% due 02/01/19	1,760	1,773
Amazon.com, Inc.			Berkshire Hathaway Finance Corp.
2.600% due 12/05/19	745	760	1.450% due 03/07/18	935	936
American Airlines, Inc. Pass-Through			BMW US Capital LLC
Certificates Trust
Series 2013-2 Class A			1.500% due 04/11/19 (Þ)	1,570	1,558
			Broadcom Corp. / Broadcom Cayman
4.950% due 01/15/23	422	450	Finance, Ltd.
American Express Credit Corp.
			3.000% due 01/15/22 (Þ)	1,790	1,782
1.543% due 03/18/19 (Ê)	2,993	3,002	Canadian Imperial Bank of Commerce
2.125% due 03/18/19	240	241	NY
			Series YCD

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 225

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.408% due 07/13/18 (Ê)	3,100	3,099	Exelon Corp.
Capital One Financial Corp.			2.850% due 06/15/20	650	659
2.450% due 04/24/19	1,060	1,068	Ford Motor Credit Co. LLC
Capital One NA			2.551% due 10/05/18	925	930
Series BKNT			2.012% due 05/03/19	1,315	1,303
1.850% due 09/13/19	1,025	1,016	1.897% due 08/12/19	2,550	2,512
Cardinal Health, Inc.
			2.681% due 01/09/20	305	306
1.950% due 06/15/18	525	527	General Electric Capital Corp.
Caterpillar Financial Services Corp.
			1.625% due 04/02/18	995	998
1.350% due 05/18/19	735	729
			General Electric Co.
2.100% due 01/10/20	305	305	5.550% due 05/04/20	1,660	1,843
Series GMTN			General Mills, Inc.
1.700% due 06/16/18	1,300	1,301	6.590% due 10/15/18	2,825	3,054
Charter Communications Operating LLC
/ Charter Communications Operating			5.650% due 02/15/19	985	1,058
Capital			General Motors Financial Co., Inc.
4.464% due 07/23/22	620	648	2.400% due 04/10/18	530	532
Chevron Corp.			2.400% due 05/09/19	2,035	2,029
1.718% due 06/24/18	615	617	Gilead Sciences, Inc.
1.790% due 11/16/18	955	959	2.550% due 09/01/20	825	833

1.561% due 05/16/19	1,070	1,068	Goldman Sachs Group, Inc. (The)
			2.625% due 01/31/19	2,545	2,571
1.961% due 03/03/20	440	440
			2.000% due 04/25/19	425	424
2.100% due 05/16/21	350	347
			2.750% due 09/15/20	1,055	1,061
1.569% due 11/15/21 (Ê)	3,545	3,545

Citigroup, Inc.			Harris Corp.
			1.999% due 04/27/18	675	676
1.800% due 02/05/18	900	900
			Hewlett Packard Enterprise Co.
2.050% due 12/07/18	505	505
			2.850% due 10/05/18	845	856
2.032% due 06/07/19 (Ê)	3,355	3,378	Home Depot, Inc. (The)
Colgate-Palmolive Company			2.000% due 04/01/21	620	616
2.950% due 11/01/20	660	683	Huntington National Bank (The)
ConocoPhillips Co.			2.200% due 11/06/18	865	868
1.500% due 05/15/18	1,395	1,390	Hyundai Capital America
6.650% due 07/15/18	3,815	4,073	2.000% due 07/01/19 (Þ)	430	426
Constellation Brands, Inc.			International Business Machines Corp.
6.000% due 05/01/22	435	496	1.800% due 05/17/19	530	532
Crown Castle Towers LLC			1.615% due 11/06/21 (Ê)	490	494
6.113% due 01/15/20 (Þ)	1,410	1,530	International Lease Finance Corp.
CVS Health Corp.			3.875% due 04/15/18	800	812
2.750% due 12/01/22	660	652	IPALCO Enterprises, Inc.
Daimler Finance NA LLC			5.000% due 05/01/18	300	309
1.500% due 07/05/19 (Þ)	735	725	John Deere Capital Corp.
1.750% due 10/30/19 (Þ)	400	395	1.650% due 10/15/18	860	860
Diamond 1 Finance Corp. / Diamond 2			JPMorgan Chase & Co.
Finance Corp			1.625% due 05/15/18	700	699
5.450% due 06/15/23 (Þ)	970	1,042
			2.350% due 01/28/19	2,190	2,210
eBay, Inc.
2.500% due 03/09/18	1,445	1,458	2.534% due 03/01/21 (Ê)	5,006	5,149
2.200% due 08/01/19	3,709	3,720	2.295% due 08/15/21	415	408
Ecolab, Inc.			Kellogg Co.
4.350% due 12/08/21	560	605	4.150% due 11/15/19	600	633
EnLink Midstream Partners, LP			KeyCorp
2.700% due 04/01/19	310	311	2.300% due 12/13/18	1,005	1,010
ERAC USA Finance LLC			Kinder Morgan Energy Partners, LP
2.800% due 11/01/18 (Þ)	2,075	2,101	3.500% due 03/01/21	450	459

See accompanying notes which are an integral part of this quarterly report.

226 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Kraft Heinz Foods Co.			2.450% due 11/15/18	1,150	1,159
4.875% due 02/15/25 (Þ)	605	647	Quebecor World Capital Corp.
Series WI			4.875% due 01/02/49 (Þ)(Ø)	205	—
2.800% due 07/02/20	1,610	1,629	QVC, Inc.
Lehman Brothers Holdings Capital Trust
			3.125% due 04/01/19	785	797
VII

5.857% due 11/29/49 (ƒ)(Ø)	270	—	Raytheon Co.
			6.400% due 12/15/18	665	722
Lockheed Martin Corp.

3.350% due 09/15/21	590	609	Reynolds American, Inc.
			6.875% due 05/01/20	695	789
Marathon Oil Corp.			SBATower Trust
2.700% due 06/01/20	495	492	Series 2014-1A
MassMutual Global Funding II			2.898% due 10/15/19 (Þ)	1,415	1,425
1.550% due 10/11/19 (Þ)	980	970	Southern Co. (The)
Medtronic, Inc.			2.150% due 09/01/19	520	520
Series WI			Southern Power Co.
2.500% due 03/15/20	1,525	1,544	Series 15A
Metropolitan Life Global Funding I			1.500% due 06/01/18	1,075	1,071
1.950% due 12/03/18 (Þ)	755	757	Sprint Spectrum Co. LLC / Sprint
1.550% due 09/13/19 (Þ)	720	712	Spectrum Co II LLC / Sprint Spectrum
Microsoft Corp.			Co III LLC
			Series A-1
1.300% due 11/03/18	925	924
			3.360% due 09/20/21 (Þ)	695	696
1.100% due 08/08/19	5,585	5,502	Starbucks Corp.
Morgan Stanley
			2.100% due 02/04/21	460	459
2.200% due 12/07/18	1,865	1,872	Thomson Reuters Corp.
2.800% due 06/16/20	1,075	1,084	6.500% due 07/15/18	685	731
Mylan NV			Time Warner, Inc.
3.150% due 06/15/21 (Þ)	1,450	1,431	4.750% due 03/29/21	527	564
Nestle Holdings, Inc.			Toyota Motor Credit Corp.
2.000% due 09/30/19	4,010	4,034	1.200% due 04/06/18	1,010	1,007
New York Life Global Funding
			1.269% due 01/09/19 (Ê)	3,810	3,813
1.700% due 09/14/21 (Þ)	1,540	1,486
Newell Brands, Inc.			1.700% due 02/19/19	950	950
			Series GMTN
5.000% due 11/15/23	1,105	1,188
NextEra Energy Capital Holdings, Inc.			1.482% due 07/13/18 (Ê)	785	788
			Unilever Capital Corp.
1.649% due 09/01/18	720	718
Nissan Motor Acceptance Corp.			4.250% due 02/10/21	592	636
1.550% due 09/13/19 (Þ)	820	807	1.375% due 07/28/21	4,290	4,125
Oracle Corp.			US Bancorp
1.900% due 09/15/21	620	605	2.200% due 04/25/19	965	974
PACCAR Financial Corp.			Verizon Communications, Inc.
1.200% due 08/12/19	905	889	2.859% due 09/14/18 (Ê)	100	102
PepsiCo, Inc.			3.650% due 09/14/18	1,715	1,770
5.000% due 06/01/18	570	597	1.763% due 06/17/19 (Ê)	5,535	5,584
Pfizer, Inc.			1.375% due 08/15/19	1,025	1,015
2.100% due 05/15/19	4,617	4,668
			4.500% due 09/15/20	1,455	1,553
Pharmacia LLC			Volkswagen Group of America Finance
6.500% due 12/01/18	1,085	1,180	LLC
PNC Bank NA			2.450% due 11/20/19 (Þ)	870	871
Series BKNT			Walgreens Boots Alliance, Inc.
1.850% due 07/20/18	1,360	1,364	1.750% due 05/30/18	895	897
Pricoa Global Funding I			Wal-Mart Stores, Inc.
1.450% due 09/13/19 (Þ)	510	503	1.950% due 12/15/18	3,585	3,617
Protective Life Global Funding			Wells Fargo & Co.
1.555% due 09/13/19 (Þ)	2,055	2,023	2.125% due 04/22/19	2,000	2,009
PSEG Power LLC			Wells Fargo Bank NA

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 227

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
1.750% due 12/06/19 (Ê)	4,190	4,205	3.750% due 09/27/23 (Ê)	998	1,001
WestRock MWV LLC			HSBC Holdings PLC
7.375% due 09/01/19	635	711	2.950% due 05/25/21	505	506
Williams Partners, LP			ING Bank NV
4.125% due 11/15/20	502	525	1.650% due 08/15/19 (Þ)	1,730	1,707

WMG Acquisition Corp. Term Loan C			LyondellBasell Industries NV
3.750% due 11/01/23 (Ê)	751	754	5.000% due 04/15/19	815	862
Xcel Energy, Inc.			Mondelez International Holdings

2.600% due 03/15/22	690	689	Netherlands BV
ZFS Finance USA Trust V			1.625% due 10/28/19 (Þ)	1,440	1,418

6.500% due 05/09/37 (Þ)	325	326	Mood Media Corp. Term Loan
		222,387	7.000% due 05/01/19 (Ê)	973	953
International Debt - 7.2%			Noble Holding International, Ltd.
1011778 BC Unlimited Liability Co.			5.250% due 03/16/18	595	599
Term Loan B2			Perrigo Co. PLC
3.750% due 12/12/21 (Ê)	1,807	1,823	4.000% due 11/15/23	1,190	1,195
America Movil SAB de CV			Petroleos Mexicanos
5.000% due 10/16/19	1,355	1,445	Series WI
AP NMT Acquisition BV 1st Lien Term			5.500% due 02/04/19	1,760	1,844
Loan			Playa Resorts Holding BV 1st Lien Term
6.750% due 08/13/21 (Ê)	489	442	Loan B
AstraZeneca PLC			4.000% due 08/09/19 (Ê)	247	248
2.375% due 11/16/20	965	970	Royal Bank of Canada
Australia and New Zealand Banking			Series GMTN
Group, Ltd.			1.800% due 07/30/18	1,310	1,313
Series REGS			Royal Bank of Scotland Group PLC
1.658% due 09/23/19 (Ê)	4,560	4,569	4.700% due 07/03/18	1,025	1,047
Bank of Montreal			Sanofi
1.900% due 08/27/21	565	548	4.000% due 03/29/21	599	637
Series YCD			Shell International Finance BV
1.370% due 06/18/18 (Ê)(~)	4,075	4,074	1.614% due 11/10/18 (Ê)	2,390	2,406
Barclays PLC
			1.875% due 05/10/21	2,115	2,074
3.684% due 01/10/23	815	816	Shire Acquisitions Investments Co.
BP Capital Markets PLC
			1.900% due 09/23/19	1,175	1,161
1.375% due 05/10/18	505	503	Sky PLC
Braskem Finance, Ltd.
			6.100% due 02/15/18 (Þ)	865	903
7.000% due 05/07/20 (Þ)	780	850	SMART ABS Trust
Canadian Oil Sands, Ltd.			Series 2015-3US Class A3A
4.500% due 04/01/22 (Þ)	500	503	1.660% due 08/14/19	865	863
Credit Agricole SA			Svenska Handelsbanken AB
1.923% due 06/10/20 (Ê)(Þ)	1,805	1,813	Series BKNT
Credit Suisse Group AG			2.148% due 03/30/21 (Ê)	3,690	3,749
3.574% due 01/09/23 (Þ)	870	866	Teva Pharmaceutical Finance
Danone SA			Netherlands III BV
1.691% due 10/30/19 (Þ)	1,150	1,137	1.700% due 07/19/19	755	741
Delta 2 Lux Sarl Covenant-Lite Term			2.200% due 07/21/21	920	877
Loan B3			Toronto-Dominion Bank (The)
5.068% due 07/30/21 (Ê)	1,750	1,759	1.400% due 04/30/18	970	969
Deutsche Telekom International Finance
BV			1.458% due 01/18/19 (Ê)	1,000	1,001
2.225% due 01/17/20 (Þ)	1,130	1,131	1.881% due 01/22/19 (Ê)	2,680	2,702
European Investment Bank			2.125% due 04/07/21	830	818
Series DIP			Series GMTN
1.125% due 08/15/19	1,085	1,070	1.750% due 07/23/18	845	846
FMG Resources Pty, Ltd. Term Loan B			Veresen Midstream, LP Term Loan B1
3.750% due 06/30/19	269	270	5.250% due 03/31/22 (Ê)	373	377
GFL Environmental, Inc. Term Loan B

See accompanying notes which are an integral part of this quarterly report.

228 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Virgin Media Investment Holdings, Ltd.
			5.720% due 05/04/18	875	872
Term Loan I

3.517% due 01/31/25	500	503	Berry Plastics Group, Inc. Term Loan I
			3.750% due 10/03/22	1,375	1,383
Westpac Banking Corp.

1.550% due 05/25/18	1,240	1,238	BioScrip, Inc. Delayed Draw Term Loan
			9.250% due 07/31/20 (Ê)	44	42
1.950% due 11/23/18	1,825	1,827	BioScrip, Inc. Term Loan B
		60,974	9.250% due 07/31/20 (Ê)	74	70
Loan Agreements - 13.2%			BJ's Wholesale Club, Inc. 2nd Lien Term

Abacus Innovations Corp. Term Loan B			Loan
3.528% due 08/16/23 (Ê)	1,250	1,258	1.000% due 01/26/25 (v)	375	379
ABG Intermediate Holdings 2 LLC 2nd			BMC Software Finance, Inc. Term Loan
Lien Term Loan
			5.000% due 09/10/20 (Ê)	500	499
9.500% due 05/27/22 (Ê)	500	504	BWAY Holding Co. 1st Lien Term Loan
ABG Intermediate Holdings 2, LLC 1st			B
Lien Term Loan
			4.750% due 08/14/23 (Ê)	1,410	1,418
5.500% due 05/27/21 (Ê)	461	464	Caesars Entertainment Corp. 1st Lien
Active Network Inc.(The) 2016 1st Lien			Term Loan B
Term Loan
			7.000% due 10/11/20 (Ê)	1,241	1,252
6.000% due 11/15/20	740	738	Cast & Crew Payroll LLC Term Loan B
Advanced Disposal Services, Inc. Term
Loan B3			5.000% due 08/03/22 (Ê)	497	497

3.500% due 11/10/23 (Ê)	987	995	CBS Radio, Inc. Term Loan B
Alvogen Pharmaceutical US, Inc. Term			4.500% due 10/17/23 (Ê)	264	266
Loan			Cengage Learning, Inc. Term Loan B
6.000% due 04/02/22 (Ê)	813	795	5.250% due 06/07/23 (Ê)	575	534
AMC Entertainment Holdings, Inc. New			CH Hold Corp. 1st Lien Term Loan
Term Loan B			1.000% due 01/18/24 (v)	909	916
3.526% due 12/15/23 (Ê)	1,000	1,008	CH Hold Corp. 2nd Lien Term Loan

American Airlines, Inc. New Term Loan			1.000% due 01/18/25 (v)	125	126
3.276% due 05/21/20 (Ê)	1,471	1,479	CH Hold Corp. Term Loan B
Ancestry.com Operations, Inc. 1st Lien
			1.000% due 01/18/24 (v)	91	92
Term Loan			Charter Communications LLC Term
5.250% due 10/19/23 (Ê)	818	827	Loan H

AP Gaming I LLC 1st Lien Term Loan B			2.780% due 01/15/22 (v)	2,215	2,216
9.250% due 12/20/20 (Ê)	491	491	Checkout Holding Corp. Covenant-Lite
Arbor Pharmaceuticals, Inc. Term Loan			1st Lien Term Loan
B			4.500% due 04/09/21 (Ê)	975	856
6.000% due 06/28/23	994	1,007	Chemours Co. 1st Lien Term Loan B
Arctic Glacier USA, Inc. New 1st Lien
			3.780% due 05/12/22 (Ê)	375	374
Term Loan			Chrysler Group LLC 1st Lien Term
6.000% due 05/13/19 (Ê)	491	491	Loan B

AssuredPartners, Inc. 2016 Term Loan B			3.270% due 12/31/18 (Ê)	1,403	1,404
5.250% due 10/21/22 (Ê)	292	295	CHS/Community Health Systems, Inc.
Asurion LLC 2016 Term Loan B4			1st Lien Term Loan G
4.250% due 08/04/22 (Ê)	487	492	3.750% due 12/31/19 (Ê)	582	552
Avantor Performance Materials Holdings,			Cinemark USA, Inc. Term Loan B
Inc. 2016 1st Lien Term Loan			3.090% due 05/08/22 (Ê)	1,000	1,011
6.000% due 06/21/22 (Ê)	99	101	Cision, Inc. Term Loan B
Avaya, Inc. Term Loan B7			7.000% due 05/12/23	995	993
6.282% due 05/29/20 (Ê)	979	810	CityCenter Holdings, LLC 1st Lien Term
Avolon Holdings, Ltd. Term Loan B			Loan B
1.000% due 01/13/22 (v)	250	253	5.000% due 10/16/20 (Ê)	350	354
B&G Foods, Inc. Term Loan B			Commercial Barge Line Co. 2015 1st

4.034% due 10/05/22 (Ê)	853	861	Lien Term Loan
Bass Pro Group LLC Term Loan B			9.750% due 11/12/20 (Ê)	857	811
			Community Health Systems, Inc. Term
5.970% due 11/14/23	675	654	Loan H
Bass Pro Group LLC Term Loan Term
Loan			4.000% due 01/27/21 (Ê)	1,071	1,012
			Compuware Corp. Term Loan B1

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 229

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.250% due 12/15/19 (Ê)	900	901	4.250% due 05/13/21 (Ê)	975	977

Constellation Brands Inc, Term Loan B			Grifols Term Worldwide Loan Operations USA, Inc.
1.000% due 11/14/23 (v)	125	126
ConvergeOne Holdings Corp. Covenant-			1.000% due 12/20/23 (v)	2,469	2,481
Lite 1st Lien Term Loan			Gruden Acquisition, Inc. 1st Lien Term

6.375% due 06/17/20 (Ê)	975	970	Loan
Cortes NP Intermediate Holding II Corp.			5.750% due 08/18/22 (Ê)	625	614
Term Loan V			Harbor Freight Tools USA, Inc. Term

6.039% due 11/30/23 (Ê)	500	503	Loan B
CPI Acquisition, Inc. Term Loan B			3.778% due 08/16/23 (Ê)	328	330
			Harland Clarke Holdings Corp. Term
5.834% due 08/17/22 (Ê)	718	649

Creative Artists Agency LLC Term Loan			Loan B4
B			6.993% due 08/04/19 (Ê)	1,000	999
			Hawaiian Telcom Communications, Inc.
5.000% due 12/17/21 (Ê)	981	992	Term Loan B
CSC Holdings LLC Term Loan
			5.289% due 06/06/19 (Ê)	1,225	1,233
3.767% due 10/31/24 (Ê)	886	892	HCA Inc. Term Loan B7
CSRA, Inc. Term Loan B
			3.528% due 03/01/24	499	502
3.435% due 10/29/22 (Ê)	622	626	Hilton Worldwide Finance LLC Term
Cvent, Inc. 1st Lien Term Loan			Loan B2
6.000% due 11/29/23 (Ê)	500	505	3.271% due 10/25/23 (Ê)	1,224	1,235
Dell International LLC Term Loan B			Indigo Merger Sub I, Inc. 1st Lien Term
4.030% due 09/07/23 (Ê)	998	1,002	Loan
DigitalGlobe, Inc. Term Loan B			4.750% due 07/08/21 (Ê)	976	980
3.528% due 12/22/23 (Ê)	1,250	1,257	Intrawest Operations Group LLC Term
EagleView Technology Corp. 1st Lien			Loan
Term Loan			4.500% due 12/09/20 (Ê)	688	694
5.280% due 07/15/22 (Ê)	249	249	J Crew Group, Inc. Term Loan B
Eastman Kodak Co. Exit Term Loan			4.000% due 03/05/21 (Ê)	491	274
7.250% due 09/03/19 (Ê)	964	966	Kraton Polymers LLC Term Loan B
Emerald US, Inc. Term Loan B1			5.000% due 01/06/22 (Ê)	197	177
5.000% due 05/09/21	1,000	915	Lannett Co., Inc. Term Loan A
EnergySolutions LLC New Term Loan			5.750% due 11/25/20 (Ê)	569	549
6.750% due 05/29/20 (Ê)	795	801	Las Vegas Sands LLC 1st Lien Term
			Loan B

Envision Healthcare Corp. Term Loan B			3.040% due 12/19/20 (Ê)	1,233	1,238
4.000% due 11/17/23 (Ê)	1,000	1,010	Learfield Communications, Inc. 1st Lien
First Data Corp Repriced Term Loan			Term Loan

3.775% due 07/10/22 (Ê)	1,283	1,291	4.250% due 11/17/23	250	252
FPC Holdings, Inc. 1st Lien Term Loan
5.250% due 11/27/19 (Ê)	491	467	Level 3 Financing, Inc. Term Loan B2	750	757
			3.513% due 05/31/22 (Ê)
FullBeauty Brands Holdings Corp. 1st			Lions Gate Enterntainment, Inc. 1st Lien
Lien Term Loan			Term Loan

5.750% due 10/14/22 (Ê)	744	625	3.766% due 10/12/23	500	503
GCI Holdings, Inc. Term Loan B
			LTS Buyer LLC 1st Lien Term Loan
3.778% due 02/02/22	982	986	4.248% due 04/13/20 (Ê)	985	990
GENEX Services, Inc. 1st Lien Term			M/A-COM Technology Solutions
Loan
			Holdings, Inc. 1st Lien Term Loan
5.250% due 05/30/21 (Ê)	977	982	4.517% due 05/08/21 (Ê)	497	503
GENEX Services, Inc. 2nd Lien Term
			MacDermid, Inc. Term Loan

Loan			5.000% due 06/07/23 (Ê)	710	719
8.750% due 05/30/22 (Ê)	250	240
			Match Group, Inc. Term Loan B1

Getty Images, Inc. Term Loan B			4.201% due 10/27/22 (Ê)	355	361
4.750% due 10/18/19 (Ê)	977	844
Global Healthcare Exchange LLC Term			MCC Iowa LLC Term Loan H
Loan B			3.250% due 01/29/21 (Ê)	982	987
5.250% due 08/13/22 (Ê)	988	996	Mergermarket USA, Inc. 1st Lien Term
Go Daddy Operating Co. LLC Term			Loan
Loan B			4.500% due 02/04/21 (Ê)	869	862

See accompanying notes which are an integral part of this quarterly report.

230 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MGM Growth Properties Operating			Series 2005-4 Class A3
Partnership, LP Term Loan B			4.750% due 02/25/36	44	44
3.528% due 04/25/23 (Ê)	993	1,000	RentPath, Inc. 1st Lien Term Loan
Minerals Technologies, Inc. Term Loan
B1			6.250% due 12/17/21 (Ê)	1,960	1,947
			RHP Hotel Properties LP Term Loan B
3.780% due 05/09/21 (Ê)	516	521
Mission Broadcasting, Inc. 1st Lien Term			3.750% due 01/15/21 (Ê)	975	987
Loan B			Rovi Solutions Corp. Term Loan B
4.030% due 01/17/24 (Ê)	42	43	3.280% due 07/02/21 (Ê)	975	977
MRI Software LLC Term Loan			RPI Finance Trust Term Loan B5
5.250% due 06/18/21	493	488	3.498% due 10/05/22 (Ê)	805	811
MSC.Software Corp. 1st Lien Term Loan			Scientific Games International, Inc. Term
			Loan B1
5.000% due 05/29/20 (Ê)	975	965
			6.000% due 10/18/20 (Ê)	1,708	1,723

Nature's Bounty Co. (The) Term Loan B			Scientific Games International, Inc. Term
5.000% due 05/05/23 (Ê)	498	500	Loan B2
Navistar, Inc. 1st Lien Term Loan B			6.000% due 10/01/21 (Ê)	686	691
6.500% due 08/07/20 (Ê)	495	501	SCS Holdings, Inc. Term Loan
New Millennium Holdco, Inc. Exit Term
			5.250% due 10/30/22 (Ê)	986	996

Loan			SeaWorld Parks & Entertainment, Inc.
7.500% due 12/21/20 (Ê)	489	244	Term Loan B3
Nexstar Broadcasting, Inc. 1st Lien Term
			4.248% due 05/14/20 (Ê)	1,243	1,249

Loan B			Signode Industrial Group US, Inc. Term
4.030% due 01/17/24 (Ê)	458	463	Loan B

Penn National Gaming, Inc. Term Loan B			4.000% due 05/01/21 (Ê)	782	788
1.000% due 01/13/24 (v)	875	881	SolarWinds Holdings, Inc. Term Loan
PGX Holdings, Inc. Covenant-Lite 1st
Lien Term Loan			5.500% due 02/05/23 (Ê)	1,239	1,239
			Solera LLC Term Loan B
6.250% due 08/21/20 (Ê)	453	452
Pharmaceutical Product Development			5.750% due 03/04/23 (Ê)	468	473
LLC Term Loan B			SourceHOV LLC 1st Lien Term Loan
4.250% due 08/18/22 (Ê)	1,117	1,123	7.750% due 10/31/19 (Ê)	459	416
Pilot Travel Centers LLC 1st Lien Term			Spectrum Brands, Inc. Term Loan B
Loan B			1.000% due 06/23/22 (Ê)(v)	1,247	1,261
3.804% due 05/25/23 (Ê)	500	500	Station Casinos LLC 1st Lien Term
Pinnacle Entertainment, Inc. Term Loan			Loan B
B			1.000% due 06/08/23 (Ê)(v)	375	376
3.780% due 04/28/23	153	154	Steak n Shake Operations, Inc. Term
Pinnacle Foods Finance LLC Term Loan			Loan
H			4.750% due 03/19/21 (Ê)	973	978
3.276% due 04/29/20 (Ê)	1,233	1,233	Sterigenics-Nordion Holdings LLC 2nd
Portillo's Holdings, LLC Covenant-Lite			Lien Term Loan
1st Lien Term Loan			4.250% due 05/15/22 (Ê)	499	499
5.500% due 08/01/21 (Ê)	531	536	Sungard Availability Services Capital,
Pre-Paid Legal Services, Inc. 2nd Lien			Inc. Term Loan B
Term Loan			6.000% due 03/31/19 (Ê)	467	453
0.250% due 07/01/20(Ê)			Talbots, Inc. (The) 1st Lien Term Loan
Prestige Brands, Inc. Term Loan B4	500	501	5.500% due 03/17/20 (Ê)	262	236
1.000% due 01/17/24 (v)	1,000	1,009	TCH-2 Holdings LLC 1st Lien Term
Prime Security Services Borrower 1st			Loan
Lien Term Loan			5.500% due 05/12/21 (Ê)	980	978
4.250% due 05/02/22	125	126	TerraForm AP Acquisition Holdings LLC
Quest Sofware US Holdings Inc. Term			Term Loan B
Loan B			5.500% due 06/26/22 (Ê)	921	925
7.000% due 10/31/22 (Ê)	1,000	1,013	TKC Holdings, Inc. 2017 Term Loan

Quincy Newspapers, Inc. Term Loan B			1.000% due 01/13/2023 (v)	675	672
5.000% due 11/02/22 (Ê)	928	928	TMS International Corp. Term Loan B
5.000% due 11/02/22 (Ê)	8	8	4.500% due 10/16/20 (Ê)	499	501

Renaissance 1st Lien Term Home Loan Equity Loan Trust			Trans Union LLC Term 1st Lien Loan B2	500	502
			3.534% due 04/09/21 (Ê)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 231

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Transdigm Group, Inc. 1st Lien Term
			5.765% due 03/11/41 (Þ)	1,698	1,779
Loan F

3.778% due 06/09/23 (Ê)	749	747	Series 2005-3 Class AM
Travelport Finance (Luxembourg) Sarl			4.727% due 07/10/43	171	171
Term Loan B			Banc of America Re-REMIC Trust
			Series 2010-UB5 Class A4A
4.250% due 09/02/21	959	967
Tribune Media Co. Term Loan			5.882% due 02/17/51 (Þ)	472	474
			BCAP LLC Trust
5.750% due 12/27/20 (Ê)	160	161	Series 2009-RR5 Class 6A1
3.778% due 12/27/20 (Ê)	669	672	2.284% due 02/26/37 (Ê)(Þ)	440	439
TruGreen, LP 1st Lien Term Loan B			Series 2011-R11 Class 15A1
6.500% due 04/13/23 (Ê)	746	756	3.073% due 10/26/33 (Ê)(Þ)	720	728
United Airlines, Inc. Term Loan B1			Series 2011-R11 Class 20A5
3.517% due 09/15/21 (Ê)	384	386	3.092% due 03/26/35 (Ê)(Þ)	291	291
UPC Financing Partnership Term Loan			Bear Stearns ARM Trust
AN
3.767% due 08/31/24 (Ê)	1,000	1,000	Series 2004-5 Class 2A	368	366
			3.515% due 07/25/34 (Ê)
Valeant Pharmaceuticals International,			Bear Stearns Commercial Mortgage
Inc. Term Loan B F1			Securities Trust
5.530% due 04/02/22 (Ê)	567	569	Series 2004-PWR5 Class L

Varsity Brands, Inc. 1st Lien Term Loan			4.693% due 07/11/42 (Þ)	416	402
5.000% due 12/11/21	123	124	Series 2004-PWR6 Class B

Verdesian Life Sciences LLC Term Loan			4.945% due 11/11/41 (Þ)	333	336
6.039% due 07/01/20 (Ê)	898	763	Series 2007-PW18 Class A1A

Vouvray US Finance LLC Term Loan B			5.602% due 06/11/50	274	280
1.000% due 01/27/24 (v)	875	877	Capmark Mortgage Securities, Inc.
Wastequip LLC Term Loan			Series 1997-C2 Class G
5.500% due 08/09/19 (Ê)	100	100	6.750% due 04/15/29	502	517
William Morris Endeavor Entertainment			CCRESG Commercial Mortgage Trust
LLC 1st Lien Term Loan			Series 2016-HEAT Class C
5.250% due 05/06/21 (Ê)	2	3	4.919% due 04/10/29 (Þ)	775	780
5.290% due 05/06/21 (Ê)	973	975	Citigroup Commercial Mortgage Trust
World Endurance Holdings 1st Lien			Series 2014-GC19 Class A1
Term Loan			1.199% due 03/10/47	183	183
5.250% due 06/26/21 (Ê)	980	977	Series 2016-C1 Class A1
Yonkers Racing Corp. 1st Lien Term			1.506% due 05/10/49	1,699	1,686
Loan			Citigroup Mortgage Loan Trust
4.250% due 08/16/19	885	886	Series 2010-8 Class 6A6
Zebra Technologies Corp. 1st Lien Term
			4.500% due 12/25/36 (Þ)	41	41

Loan B			Commercial Mortgage Trust
3.446% due 10/27/21 (Ê)	510	514	Series 2005-GG3 Class E
		111,852	5.087% due 08/10/42	716	715
Mortgage-Backed Securities - 16.6%			Series 2008-LS1 Class A4B
Banc of America Commercial Mortgage
Trust			6.096% due 12/10/49	1,327	1,348
Series 2007-2 Class AM			Series 2013-LC13 Class A1
5.696% due 04/10/49	1,010	1,011	1.309% due 08/10/46	253	253
Series 2007-4 Class AM			Series 2014-CR15 Class A1
5.886% due 02/10/51	178	181	1.218% due 02/10/47	314	314
Series 2016-UB10 Class A1			Series 2014-CR16 Class A1
1.559% due 07/15/49	732	729	1.445% due 04/10/47	251	251
Banc of America Funding Trust			Credit Suisse Commercial Mortgage
Series 2006-A Class 1A1			Trust
			Series 2006-C1 Class G
3.075% due 02/20/36 (Ê)	305	302
Series 2006-F Class 1A2			5.688% due 02/15/39 (Þ)	403	400
			Series 2007-C5 Class A4
3.111% due 07/20/36 (Ê)	21	16
Banc of America Merrill Lynch			5.695% due 09/15/40	1,846	1,867
Commercial Mortgage, Inc.			Credit Suisse First Boston Mortgage
Series 2003-2 Class H			Securities Corp.
			Series 1998-C1 Class F

See accompanying notes which are an integral part of this quarterly report.

232 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.000% due 05/17/40 (Þ)	149	152	1.750% due 07/25/21	471	472
Series 2004-C4 Class E			Series 2013-21 Class BA
5.135% due 10/15/39 (Þ)	1,580	1,649	1.000% due 03/25/23	2,004	1,976
Deutsche Mortgage Securities, Inc.			Series 2013-136 Class KA
Series 2016-C1 Class A1			2.000% due 05/25/25	791	794
1.676% due 05/10/49	354	352	Fannie Mae Whole Loan
Deutsche Mortgage Securities, Inc. Re-			Series 2004-W9 Class 2A1
REMIC Trust			6.500% due 02/25/44	21	24
Series 2007-WM1 Class A1			Fannie Mae-Aces
4.078% due 06/27/37 (Ê)(Þ)	658	665	Series 2012-M2 Class A1
Fannie Mae			1.824% due 02/25/22	189	190
3.735% due 2018	1,349	1,372	Series 2012-M8 Class ASQ2
3.860% due 2018	1,154	1,172	1.520% due 12/25/19	1,504	1,506
5.000% due 2018	1,589	1,626	Series 2013-M5 Class ASQ4
4.500% due 2019	19	19	1.919% due 01/25/22	1,235	1,228
			Series 2013-M7 Class ASQ2
4.506% due 2019	2,280	2,320
			1.233% due 03/26/18	153	152
5.700% due 2019	873	927	Series 2013-M9 Class ASQ2
4.399% due 2020	890	950	1.825% due 06/25/18	503	504
4.500% due 2020	511	528	Series 2014-M1 Class A1
4.500% due 2021	26	27	2.325% due 07/25/23	299	301
2.400% due 2022	708	719	Series 2015-M1 Class ASQ2
2.500% due 2022	1,808	1,832	1.626% due 02/25/18	2,399	2,404
			Series 2015-M7 Class ASQ1
7.000% due 2022	22	22
			0.882% due 04/25/18	280	280
2.000% due 2023	2,150	2,162	Series 2015-M7 Class ASQ2
2.500% due 2024	5,418	5,508	1.550% due 04/25/18	835	835
2.500% due 2025	1,389	1,406	Series 2015-M15 Class ASQ1
4.500% due 2025	389	415	0.849% due 01/25/19	632	631

4.790% due 2028	327	343	Series 2016-M1 Class ASQ1
			1.374% due 07/25/19	505	502
3.500% due 2030	1,489	1,554	Series 2016-M3 Class ASQ1
5.000% due 2031	1,785	1,951	1.468% due 03/25/21	1,497	1,474
3.312% due 2033(Ê)	20	22	Series 2016-M6 Class ASQ2
Fannie Mae Grantor Trust			1.785% due 06/25/19	4,050	4,057
Series 2001-T4 Class A1			Series 2016-M7 Class AV1
7.500% due 07/25/41	484	567	1.557% due 10/25/23	993	980
Series 2004-T2 Class 1A3			FDIC Trust
7.000% due 11/25/43	455	510	Series 2010-R1 Class A
Fannie Mae REMIC Trust			2.184% due 05/25/50 (Þ)	1,244	1,248
Series 2004-W12 Class 1A1			Series 2011-R1 Class A
6.000% due 07/25/44	1,999	2,295	2.672% due 07/25/26 (Þ)	500	506
Series 2005-W1 Class 1A2			Federal Home Loan Mortgage Corp.
6.500% due 10/25/44	78	89	Multifamily Structured Pass-Through
Fannie Mae REMICS			Certificates
Series 2004-70 Class EB			Series 2010-K007 Class A1
5.000% due 10/25/24	64	68	3.342% due 12/25/19	545	547
Series 2007-73 Class A1			Series 2010-K009 Class A1
0.838% due 07/25/37 (Å)(Ê)	48	47	2.757% due 05/25/20	739	745
Series 2009-96 Class DB			Series 2012-K019 Class A1
4.000% due 11/25/29	120	127	1.459% due 09/25/21	2,160	2,138
Series 2011-21 Class VJ			Series 2012-K706 Class X1

5.000% due 03/25/22	224	225	Interest Only STRIP
Series 2011-88 Class AB			1.546% due 10/25/18 (Ê)	10,496	232

2.500% due 09/25/26	346	348	Series 2016-K504 Class A1
Series 2011-141 Class EA			1.680% due 10/25/19	738	736

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 233

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2016-KP03 Class A2			4.500% due 06/16/39	138	146
1.780% due 07/25/19	7,090	7,067	Series 2010-H12 Class PT
Freddie Mac			5.470% due 11/20/59	318	322
6.000% due 2018	1	1	Series 2010-H22 Class JI
5.500% due 2019	214	222	Interest Only STRIP
5.500% due 2022	167	177	2.508% due 11/20/60	3,048	182
			Series 2012-H11 Class CI
4.500% due 2026	2,818	2,981	Interest Only STRIP
5.500% due 2029	98	110	2.899% due 04/20/62	4,709	251
3.500% due 2030	1,232	1,288	Series 2013-H03 Class HI
Freddie Mac Multifamily Structured			Interest Only STRIP
Pass-Through Certificates			2.632% due 12/20/62	4,941	379
Series 2011-K702 Class X1			Series 2014-137 Class JD
Interest Only STRIP
			5.459% due 09/20/44	864	955
1.451% due 02/25/18 (Ê)	26,770	316	Ginnie Mae II
Series 2015-KF12 Class A
			2.000% due 2040(Ê)	628	650
1.478% due 09/25/22 (Ê)	2,268	2,266
Freddie Mac Multifamily Structured			2.125% due 2040(Ê)	2,052	2,125
Pass-Through Certificates			3.500% due 2040(Ê)	40	42
Series 2016-KF15 Class A
			5.390% due 2059	910	928
1.449% due 02/25/23 (Ê)	2,258	2,256
Freddie Mac REMICS			5.508% due 2059	609	616
Series 2003-2559 Class PB			4.816% due 2062	1,260	1,315
5.500% due 08/15/30	—	—	4.856% due 2062	1,682	1,743
Series 2003-2632 Class AB			Government National Mortgage
4.500% due 06/15/18	284	289	Association
			Series 2016-H24 Class KF
Series 2003-2657 Class WT			1.810% due 11/20/66 (Ê)	1,247	1,239
4.500% due 08/15/18	68	69
Series 2005-2922 Class JN			GS Mortgage Securities Trust
			Series 2007-GG10 Class A4
4.500% due 02/15/20	381	390
			5.797% due 08/10/45	236	236
Series 2010-3704 Class DC

4.000% due 11/15/36	256	267	Series 2013-GC12 Class A1
			0.742% due 06/10/46	140	140
Series 2011-3803 Class PG			GSMPS Mortgage Loan Trust
4.000% due 01/15/41	475	494	Series 1998-1 Class A
Series 2011-3816 Class D			8.000% due 09/19/27 (Þ)	26	27
3.500% due 08/15/28	440	450	Series 1998-2 Class A
Series 2012-4060 Class QA			7.750% due 05/19/27 (Þ)	110	113
1.500% due 09/15/26	2,285	2,239	Series 1998-3 Class A
Series 2014-4315 Class CA			7.750% due 09/19/27 (Þ)	5	5
2.000% due 01/15/23	1,454	1,456	Series 1999-3 Class A
Series 2014-4350 Class CA			8.000% due 08/19/29 (Þ)	12	11
2.000% due 10/15/19	357	359	Series 2005-RP1 Class 1A4
Series 2014-4351 Class GA			8.500% due 01/25/35 (Þ)	125	143
2.000% due 11/15/19	778	780	Series 2006-RP1 Class 1A2
Series 2014-4383 Class JC			7.500% due 01/25/36 (Þ)	293	313
2.000% due 05/15/23	744	748	Series 2006-RP1 Class 1A3
Series 2014-4399 Class A			8.000% due 01/25/36 (Þ)	69	75
2.500% due 07/15/24	2,591	2,610	JPMorgan Chase Commercial Mortgage
Freddie Mac Structured Pass-Through			Securities Trust
Certificates			Series 2004-LN2 Class A2
Series 2003-58 Class 2A			5.115% due 07/15/41	37	37
6.500% due 09/25/43	28	32	Series 2004-LN2 Class B
FREMF Mortgage Trust			5.282% due 07/15/41	280	278
Series 2013-K712 Class B

3.369% due 05/25/45 (Þ)	115	117	Series 2005-CB12 Class AJ
			4.987% due 09/12/37	333	335
Ginnie Mae
Series 2010-14 Class A			Series 2005-LDP2 Class C

See accompanying notes which are an integral part of this quarterly report.

234 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.911% due 07/15/42	199	199	Merrill Lynch Mortgage Trust
			Series 2005-CKI1 Class D
Series 2007-CB20 Class AM
5.882% due 02/12/51	160	163	5.515% due 11/12/37	227	220
			Series 2007-C1 Class A4
Series 2007-LD11 Class A4
5.786% due 06/15/49	1,139	1,144	5.838% due 06/12/50	933	939
			Merrill Lynch/Countrywide Commercial
Series 2007-LD11 Class AM
5.786% due 06/15/49	780	790	Series Mortgage 2007-9 Trust Class AM
Series 2007-LDPX Class A1A			5.856% due 09/12/49	310	317
5.439% due 01/15/49	273	273	Morgan Stanley Bank of America Merrill
Series 2007-LDPX Class AM			Lynch Trust

5.464% due 01/15/49	1,170	1,167	Series 2015-C26 Class A1
Series 2014-CBM Class A			1.591% due 10/15/48	901	892
1.067% due 10/15/29 (Ê)(Þ)	2,580	2,560	Morgan Stanley Capital I Trust
			Series 2006-HQ8 Class AJ

Series 2015-FL7 Class A			5.495% due 03/12/44	106	106
2.017% due 05/15/28 (Ê)(Þ)	173	173
			Series 2006-T21 Class B

Series 2016-C1 Class A1			5.238% due 10/12/52 (Þ)	796	800
1.695% due 03/15/49	1,276	1,271
JPMorgan Commercial Mortgage Finance			Series 2007-IQ14 Class A1A
Corp.			5.665% due 04/15/49	267	268
Series 2000-C10 Class F			Morgan Stanley Re-REMIC Trust
8.559% due 08/15/32	426	434	Series 2010-GG10 Class A4A
JPMorgan Mortgage Trust			6.009% due 08/15/45 (Þ)	1,505	1,507
Series 2004-A2 Class 1A1			MSDWMC Owner Trust
3.143% due 05/25/34 (Ê)	82	82	Series 2000-F1 Class E
Series 2005-A4 Class 1A1			8.928% due 08/15/22 (Þ)	655	685
3.092% due 07/25/35 (Ê)	33	33	Multi Security Asset Trust, LP
Series 2006-A6 Class 1A2			Commercial Mortgage-Backed
			Securities Pass-Through Certificates
3.110% due 10/25/36 (Ê)	17	16	Series 2005-RR4A Class E
LB Commercial Mortgage Trust
Series 2007-C3 Class AM			5.570% due 11/28/35 (Þ)	384	373
			Series 2005-RR4A Class F
5.966% due 07/15/44	1,012	1,021
LB-UBS Commercial Mortgage Trust			5.880% due 11/28/35 (Þ)	855	829
Series 2004-C1 Class A4			NCUA Guaranteed Notes Trust
			Series 2010-R3 Class 3A
4.568% due 01/15/31	325	325
Series 2004-C7 Class K			2.400% due 12/08/20	273	273
			RBSCF Trust
5.245% due 10/15/36 (Þ)	900	906	Series 2009-RR1 Class JPA
Series 2005-C3 Class D
			6.068% due 09/17/39 (Þ)	397	398
4.954% due 07/15/40	417	431	Series 2010-RR3 Class MSCA
Series 2005-C7 Class F
			5.902% due 06/16/49 (Þ)	166	166
5.350% due 11/15/40	510	522	Series 2010-RR4 Class CMLA
Mastr Adjustable Rate Mortgages Trust
Series 2005-1 Class B1			6.096% due 12/16/49 (Þ)	285	287
			Series 2010-RR4 Class WBCA
3.161% due 03/25/35 (Ê)	151	48
MASTR Reperforming Loan Trust			5.509% due 04/16/47 (Þ)	319	319
Series 2005-1 Class 1A3			RBSSP Resecuritization Trust
			Series 2010-3 Class 9A1
7.000% due 08/25/34 (Þ)	360	361
Series 2005-2 Class 1A4			5.500% due 02/26/35 (Þ)	182	183
			Series 2010-12 Class 7A3
8.000% due 05/25/35 (Þ)	269	279
Merrill Lynch Mortgage Investors Trust			4.000% due 12/27/35 (Þ)	478	479
Series 1998-C1 Class B			Reperforming Loan REMIC Trust
			Series 2005-R2 Class 2A4
6.750% due 11/15/26	570	574
Series 1998-C3 Class IO			8.500% due 06/25/35 (Þ)	48	50
Interest Only STRIP			Rialto Capital Management LLC
			Series 2014-LT5 Class A
0.898% due 12/15/30	713	4
			2.850% due 05/15/24 (Þ)	9	9

Series 2005-A10 Class A			Structured Asset Securities Corp.
0.981% due 02/25/36 (Ê)	26	24	Mortgage Pass-Through Certificates

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 235

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
Principal		Fair		Principal	Fair
Amount ($)		Value		Amount ($)	Value
or Shares		$		or Shares	$
Series 2003-34A Class 6A			0.625% due 04/30/18	7,159	7,128
2.595% due 11/25/33 (Ê)	158	156	0.875% due 05/31/18	550	549
UBS-Barclays Commercial Mortgage
Trust			1.000% due 05/31/18	10,165	10,165
Series 2013-C6 Class A2			2.375% due 05/31/18	705	718
2.067% due 04/10/46	720	721	1.250% due 12/31/18	37,900	37,940
Wachovia Bank Commercial Mortgage
Trust			1.625% due 04/30/19	8,400	8,459
Series 2004-C12 Class F			1.375% due 12/15/19	15,470	15,440
5.459% due 07/15/41 (Þ)	15	15	1.375% due 01/15/20	13,775	13,741
Series 2006-C26 Class AM
			1.875% due 01/31/22	150	150
6.079% due 06/15/45	1,000	1,000
Series 2006-C27 Class AM			2.250% due 12/31/23	580	581
5.795% due 07/15/45	51	51			107,361
Series 2007-C31 Class A4			Total Long-Term Investments
			(cost $721,400)		718,381
5.509% due 04/15/47	504	504
Series 2007-C31 Class A5FL
0.978% due 04/15/47 (Ê)(Þ)	1,020	1,018	Common Stocks - 0.0%
Series 2007-C31 Class AM			Health Care - 0.0%
5.591% due 04/15/47	1,090	1,094	Millennium Health LLC(Æ)	14,856	16
Series 2007-C32 Class A1A			Total Common Stocks
5.707% due 06/15/49	423	424	(cost $108)		16
Series 2007-C33 Class A4
5.965% due 02/15/51	318	319	Short-Term Investments - 15.8%
Washington Mutual Mortgage Pass-			Air Lease Corp.
Through Certificates Trust
Series 2003-AR7 Class A7			2.125% due 01/15/18	805	807
			Ally Financial, Inc.
2.674% due 08/25/33 (Ê)	54	54
Wells Fargo Commercial Mortgage Trust			5.500% due 02/15/17	2,595	2,596
Series 2015-C31 Class A1			American International Group, Inc.
1.679% due 11/15/48	956	954	5.850% due 01/16/18	825	858
			AmeriCredit Automobile Receivables

Series 2016-C34 Class A1			Trust
1.423% due 06/15/49	577	570	Series 2016-3 Class A1
Wells Fargo Mortgage Backed Securities
Trust			0.750% due 08/08/17	1,091	1,090
			Anheuser-Busch InBev Worldwide, Inc.
Series 2005-AR2 Class 2A1			1.574% due 01/10/18 (Å)(~)	6,050	5,971
3.162% due 03/25/35 (Ê)	104	103
WF-RBS Commercial Mortgage Trust			Avaya, Inc. Term Loan
Series 2012-C9 Class A1			6.282% due 01/23/18	219	225
0.673% due 11/15/45	238	238	Bank of America Corp.
Series 2013-C14 Class A1			2.000% due 01/11/18	800	803
0.836% due 06/15/46	131	131	BMW Vehicle Owner Trust
			Series 2016-A Class A1
United States Government Agencies - 0.8%		141,133	0.620% due 07/25/17	87	87
Fannie Mae			British Telecommunications PLC
1.125% due 07/20/18	4,684	4,687	5.950% due 01/15/18	545	567

Federal Home Loan Banks			Canadian Imperial Bank of Commerce
1.750% due 12/14/18	2,415	2,436	1.550% due 01/23/18	1,499	1,500
			Cargill, Inc.
0.875% due 08/05/19	25	25
		7,148	6.000% due 11/27/17 (Þ)	2,460	2,546
			Citigroup, Inc.
United States Government Treasuries - 12.7%			1.850% due 11/24/17	2,570	2,577
United States Treasury Notes			Collateralized Commercial Paper Co.
3.500% due 02/15/18	4,653	4,776	LLC
0.750% due 02/28/18	2,629	2,624	1.607% due 09/19/17 (~)	3,225	3,193
2.750% due 02/28/18	4,900	4,995	Compass Bank

0.750% due 03/31/18	95	95	Series BKNT
			6.400% due 10/01/17	1,270	1,306

See accompanying notes which are an integral part of this quarterly report.

236 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
ConocoPhillips Co.			1.756% due 12/15/17	1,130		1,133
1.050% due 12/15/17	1,424	1,419	Noble Holding International, Ltd.
Cooperatieve Rabobank UA			2.500% due 03/15/17	610		609
Series YCD			Pricoa Global Funding I
1.116% due 06/22/17 (Ê)(~)	4,950	4,950	1.350% due 08/18/17 (Þ)	940		941
Coventry Health Care, Inc.			Principal Life Global Funding II
5.950% due 03/15/17	775	779	1.500% due 09/11/17 (Þ)	1,175		1,176
Credit Suisse AG			Samsung Electronics America, Inc.
Series GMTN
			1.750% due 04/10/17 (Þ)	895		896
1.375% due 05/26/17	905	905	Sheffield Receivables Corp.
Daimler Finance NA LLC
			1.000% due 09/21/17 (Å)(~)	5,875		5,806
1.375% due 08/01/17 (Þ)	1,165	1,164	Total Capital Canada, Ltd.
DCP Midstream Operating, LP
			1.450% due 01/15/18	975		976
2.500% due 12/01/17	1,680	1,676

Deutsche Telekom International Finance			Toyota Motor Credit Corp.
BV			1.111% due 05/16/17 (Ê)	1,605		1,605

2.250% due 03/06/17 (Þ)	2,295	2,297	Tyco Electronics Group SA
Enterprise Fleet Financing LLC			6.550% due 10/01/17	1,090		1,128
Series 2016-2 Class A1			U.S. Cash Management Fund	51,310,396	(8)	51,321
0.850% due 07/20/17 (Þ)	1,287	1,287	UBS AG
Fannie Mae			Series BKNT
7.000% due 06/01/17	1	1	5.875% due 12/20/17	820		851
Fannie Mae REMICS			United States Treasury Notes
Series 2002-57 Class PG			0.500% due 03/31/17	960		960
5.500% due 09/25/17	13	13	2.250% due 11/30/17	3,658		3,701
Fannie Mae-Aces			Vodafone Group PLC
Series 2012-M13 Class ASQ2			1.250% due 09/26/17	5,922		5,912
1.246% due 08/25/17	1,380	1,378	Westlake Automobile Receivables Trust
Series 2012-M14 Class ASQ2			Series 2016-3A Class A1
1.114% due 02/25/17	34	34	0.950% due 10/16/17 (Þ)	827		826
Series 2012-M9 Class ASQ2			Total Short-Term Investments
1.513% due 12/25/17	3,197	3,200	(cost $133,602)			133,647
Series 2014-M9 Class ASQ2
1.462% due 04/25/17	82	82	Total Investments 100.5%
Federal Home Loan Mortgage Corp.			(identified cost $855,110)			852,044
Multifamily Structured Pass-Through
Certificates
Series 2013-K502 Class A2			Other Assets and Liabilities,
1.426% due 08/25/17	280	280	Net - (0.5%)			(4,592)
General Mills, Inc.
1.400% due 10/20/17	2,670	2,673	Net Assets - 100.0%			847,452
GM Financial Automobile Leasing Trust
Series 2015-1 Class A2
1.100% due 12/20/17	36	36
Hewlett Packard Enterprise Co.
2.450% due 10/05/17	1,325	1,332
HSBC USA, Inc.
1.313% due 12/15/17 (Ê)(Þ)(~)	4,405	4,408
Huntington Auto Trust
Series 2016-1 Class A1
0.850% due 12/15/17	1,870	1,869

International Business Machines Corp.
5.700% due 09/14/17	560	576
Mercedes-Benz Auto Receivables Trust
Series 2016-1 Class A1
0.750% due 09/15/17	1,321	1,321
MetLife, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 237

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.4%
Anheuser-Busch InBev Worldwide, Inc.	01/11/17	5,550,000	98.52	5,468	5,478
Anheuser-Busch InBev Worldwide, Inc.	01/19/17	500,000	98.52	493	493
Fannie Mae REMICS	08/17/07	48,012	99.16	48	47
Sheffield Receivables Corp.	01/19/17	5,875,000	98.95	5,813	5,806
					11,824
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
United States 2 Year Treasury Note Futures	864	USD	187,313	03/17	100
Australia 10 Year Government Bond Futures	268	AUD	34,383	03/17	260
United States 10 Year Treasury Note Futures	262	USD	32,611	03/17	(99)
Short Positions
Euro-Bund Futures	133	EUR	21,563	03/17	(77)
Long Gilt Futures	145	GBP	17,961	03/17	(217)
United States 5 Year Treasury Note Futures	246	USD	28,996	03/17	34
United States 10 Year Treasury Note Futures	42	USD	5,228	03/17	21
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					22

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	8,943	NZD	12,975	02/07/17	575
Bank of Montreal	CHF	9,243	USD	8,974	02/07/17	(369)
State Street	USD	289	CHF	285	02/07/17	(1)
State Street	USD	4,665	EUR	4,315	02/07/17	(6)
State Street	USD	226	NOK	1,857	02/07/17	(1)
State Street	USD	382	SEK	3,336	02/07/17	—
State Street	AUD	311	USD	236	02/07/17	—
State Street	EUR	4,315	USD	4,559	02/07/17	(100)
State Street	JPY	527,681	USD	4,688	02/07/17	14
State Street	NOK	39,191	USD	4,518	02/07/17	(234)
State Street	NZD	636	USD	466	02/07/17	—
Westpac	USD	4,513	AUD	6,251	02/07/17	227
Westpac	USD	4,475	JPY	527,681	02/07/17	199
Westpac	SEK	82,574	USD	9,035	02/07/17	(408)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(104)
+

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total
Long-Term Investments

See accompanying notes which are an integral part of this quarterly report.

238 Russell Short Duration Bond Fund

Russell Investment Company
Russell Short Duration Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Asset-Backed Securities	$—	$66,561	$965	$—	$67,526
Corporate Bonds and Notes	—	222,387	—	—	222,387
International Debt	—	60,974	—	—	60,974
Loan Agreements	—	111,852	—	—	111,852
Mortgage-Backed Securities	—	139,064	2,069	—	141,133
United States Government Agencies	—	7,148	—	—	7,148
United States Government Treasuries	—	107,361	—	—	107,361
Common Stocks	—	—	16	—	16
Short-Term Investments	—	82,326	—	51,321	133,647
Total Investments	—	797,673	3,050	51,321	852,044

Other Financial Instruments
Assets
Futures Contracts	415	—	—	—	415

Foreign Currency Exchange Contracts	15	1,000	—	—	1,015

Liabilities
Futures Contracts	(393)	—	—	—	(393)
Foreign Currency Exchange Contracts	(9)	(1,110)	—	—	(1,119)
Total Other Financial Instruments*	$28	$(110)	$—	$—	$(82)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund 239

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.2%
Alabama - 1.9%
Alabama Industrial Development Authority Revenue Bonds	500	6.450	12/01/23	501
County of Jefferson Alabama General Obligation Limited(µ)	425	5.000	04/01/23	426
County of Jefferson Alabama General Obligation Unlimited(µ)	1,590	5.000	04/01/20	1,593
County of Jefferson Alabama Revenue Bonds	150	4.750	01/01/25	150
County of Jefferson Alabama Sewer Revenue Bonds	1,220	7.000	10/01/51	1,468
County of Jefferson Alabama Sewer Revenue Bonds	1,065	6.500	10/01/53	1,248
Houston County Health Care Authority Revenue Bonds	150	5.000	10/01/30	159
Montgomery Educational Building Authority Revenue Bonds	820	5.000	10/01/36	845
				6,390
Alaska - 0.9%
City of Valdez Alaska Revenue Bonds(Ê)	500	0.900	05/01/31	500
Northern Tobacco Securitization Corp. Revenue Bonds	2,940	5.000	06/01/46	2,558
				3,058
Arizona - 0.8%
Arizona Health Facilities Authority Revenue Bonds(Ê)	1,000	1.220	01/01/37	854
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds	800	5.000	07/01/35	827
Industrial Development Authority of the County of Pima (The) Revenue Bonds	250	4.500	06/01/30	257
Industrial Development Authority of the County of Pima (The) Revenue Bonds	800	5.125	12/01/40	836
				2,774
California - 12.8%
Alameda Corridor Transportation Authority Revenue Bonds	150	5.000	10/01/37	164
Alhambra Unified School District General Obligation Unlimited(µ)	1,150	4.220	08/01/37	493
Anaheim Community Facilities District Special Tax	125	4.000	09/01/46	118
California County Tobacco Securitization Agency Revenue Bonds	300	5.700	06/01/46	301
California Municipal Finance Authority Revenue Bonds	1,095	5.250	11/01/29	1,219
California Municipal Finance Authority Revenue Bonds	1,500	5.000	11/01/36	1,480
California Municipal Finance Authority Revenue Bonds	1,000	4.250	02/01/40	983
California Municipal Finance Authority Revenue Bonds	1,000	5.375	11/01/40	963
California Municipal Finance Authority Revenue Bonds	3,700	5.000	06/01/50	3,887
California Pollution Control Financing Authority Revenue Bonds	1,000	3.375	07/01/25	1,024
California Pollution Control Financing Authority Revenue Bonds	2,720	5.000	11/21/45	2,778
California School Finance Authority Revenue Bonds	500	5.000	08/01/45	518
California Statewide Communities Development Authority Revenue Bonds	460	5.000	05/15/32	492
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	10/01/43	1,055
California Statewide Communities Development Authority Revenue Bonds	1,500	5.000	12/01/46	1,522
California Statewide Communities Development Authority Revenue Bonds (Å)	250	5.250	12/01/56	257
California Statewide Communities Development Authority Special Tax	500	4.000	09/01/19	517
California Statewide Communities Development Authority Special Tax	1,085	4.000	09/01/20	1,133
California Statewide Communities Development Authority Special Tax	500	4.250	09/01/22	527
City of Long Beach California Marina System Revenue Bonds	225	5.000	05/15/40	237
City of Long Beach California Marina System Revenue Bonds	1,185	5.000	05/15/45	1,246
Foothill-Eastern Transportation Corridor Agency Revenue Bonds	100	6.000	01/15/49	114
Fremont Community Facilities District No. 1 Special Tax	1,255	5.000	09/01/26	1,378
Golden State Tobacco Securitization Corp. General Obligation Unlimited	150	5.000	06/01/40	165
Golden State Tobacco Securitization Corp. Revenue Bonds	1,995	5.300	06/01/37	1,939
Golden State Tobacco Securitization Corp. Revenue Bonds	1,395	5.000	06/01/45	1,527
Golden State Tobacco Securitization Corp. Revenue Bonds	700	5.125	06/01/47	652
Golden State Tobacco Securitization Corp. Revenue Bonds	835	5.750	06/01/47	818
Golden State Tobacco Securitization Corp. Revenue Bonds	200	8.205	06/01/47	18
Golden State Tobacco Securitization Corp. Revenue Bonds	10,000	10.494	06/01/47	484
Jurupa Public Financing Authority Special Tax	1,000	5.000	09/01/43	1,089
Los Angeles Department of Water & Power Revenue Bonds(Ê)	215	0.600	07/01/35	215
Los Angeles Department of Water & Power Revenue Bonds(Ê)	250	0.620	07/01/35	250
M-S-R Energy Authority Revenue Bonds	1,000	6.500	11/01/39	1,346
Natomas Unified School District General Obligation Unlimited(µ)	425	4.000	08/01/42	427
Palomar Health Certificate Of Participation	450	6.750	11/01/39	516

See accompanying notes which are an integral part of this quarterly report.

240 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Palomar Health Certificate Of Participation	500	6.000	11/01/41	540
Poway Unified School District General Obligation Unlimited	1,300	4.383	08/01/40	474
Rancho Cordova Community Facilities District Special Tax	125	3.000	09/01/34	108
Regents of the University of California Medical Center Pooled Revenue Bonds(µ)(Ê)	1,000	0.924	05/15/43	826
River Islands Public Financing Authority Special Tax	940	5.500	09/01/45	988
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)	1,515	0.719	12/01/35	1,349
San Jacinto Community Facilities District Special Tax	280	5.000	09/01/33	299
San Jacinto Community Facilities District Special Tax	335	5.000	09/01/34	357
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	1,000	5.000	01/15/29	1,107
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	380	5.250	01/15/49	399
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	2,875	5.000	01/15/50	3,066
State of California General Obligation Unlimited(µ)(Ê)	230	0.480	05/01/34	230
State of California General Obligation Unlimited(Ê)	250	0.560	05/01/34	250
State of California General Obligation Unlimited(Ê)	250	0.580	05/01/34	250
Tobacco Securitization Authority of Northern California Revenue Bonds	800	5.500	06/01/45	769
				42,864
Colorado - 2.1%
City & County of Denver Colorado Certificate Of Participation(Ê)	250	0.700	12/01/29	250
City & County of Denver Colorado Certificate Of Participation(Ê)	385	0.770	12/01/29	385
Denver Health & Hospital Authority Revenue Bonds(Ê)	1,000	1.289	12/01/33	926
Denver Health & Hospital Authority Revenue Bonds	1,500	5.250	12/01/45	1,581
Dominion Water & Sanitation District Revenue Bonds	500	5.250	12/01/27	493
Eaton Area Park & Recreation District General Obligation Limited	725	5.250	12/01/34	738
Eaton Area Park & Recreation District General Obligation Limited	525	5.500	12/01/38	539
Foothills Metropolitan District Special Assessment	500	6.000	12/01/38	513
Palisade Metropolitan District No. 2 General Obligation Limited	500	5.000	12/01/46	464
Park 70 Metropolitan District General Obligation Unlimited	1,000	5.000	12/01/36	1,035
				6,924
Connecticut - 0.2%
Mohegan Tribal Finance Authority Revenue Bonds(Å)	625	7.000	02/01/45	649

Delaware - 0.3%
County of Sussex Delaware Revenue Bonds	1,000	5.000	01/01/36	1,035

District of Columbia - 0.9%
District of Columbia Revenue Bonds	145	6.250	10/01/23	154
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds	4,000	7.666	06/15/46	456
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds	2,475	5.000	10/01/53	2,581
				3,191
Florida - 8.1%
Anthem Park Community Development District Special Assessment	100	3.750	05/01/36	87
Anthem Park Community Development District Special Assessment	135	4.750	05/01/36	119
Avelar Creek Community Development District Special Assessment	100	4.000	05/01/36	95
Bannon Lakes Community Development District Special Assessment	100	5.000	11/01/48	94
Bartram Park Community Development District Special Assessment	755	4.500	05/01/25	741
Bartram Park Community Development District Special Assessment	495	4.250	05/01/29	497
Bartram Park Community Development District Special Assessment	495	4.500	05/01/35	494
Bay Laurel Center Community Development District Special Assessment	100	4.000	05/01/37	92
Charlotte County Industrial Development Authority Revenue Bonds (Å)	250	5.500	10/01/36	236
City of Atlantic Beach Florida Revenue Bonds	1,000	5.000	11/15/37	1,024
City of Cape Coral Florida Water & Sewer Revenue Bonds	1,000	4.000	10/01/36	1,010
City of Tampa Florida Revenue Bonds	960	5.000	04/01/45	1,027
Concord Station Community Development District Florida Special Assessment	285	3.750	05/01/46	246
Concord Station Community Development District Special Assessment	275	3.625	05/01/35	248
Concord Station Community Development District Special Assessment	100	4.750	05/01/46	87
County of Osceola Florida Revenue Bonds	3,700	6.000	10/01/24	2,592
Escambia County Health Facilities Authority Revenue Bonds	1,000	6.000	08/15/36	1,110
Fontainbleau Lakes Community Development District Special Assessment	45	4.000	05/01/31	45

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 241

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Grand Bay at Doral Community Development District Special Assessment	75	4.750	05/01/36	73
Grand Bay at Doral Community Development District Special Assessment	75	5.000	05/01/46	73
Greater Orlando Aviation Authority Revenue Bonds	750	5.000	11/15/36	769
Hacienda Lakes Community Development District Special Assessment	100	4.625	05/01/46	85
Highlands Community Development District Special Assessment	200	4.250	05/01/36	192
Lakewood Ranch Stewardship District Special Assessment	100	4.000	05/01/21	100
Lakewood Ranch Stewardship District Special Assessment	100	4.250	05/01/26	99
Lakewood Ranch Stewardship District Special Assessment	1,000	4.875	05/01/35	1,003
Lakewood Ranch Stewardship District Special Assessment	100	5.000	05/01/36	98
Lakewood Ranch Stewardship District Special Assessment	440	5.125	05/01/46	428
Lee County Industrial Development Authority Revenue Bonds	750	5.000	11/15/29	755
Miami Beach Health Facilities Authority Revenue Bonds	2,250	5.000	11/15/39	2,357
Miami Health Facilities Authority Revenue Bonds	1,750	5.125	07/01/38	1,821
Mid-Bay Bridge Authority Revenue Bonds	1,000	5.000	10/01/40	1,055
Orchid Grove Community Development District Special Assessment	970	3.625	05/01/21	954
Orchid Grove Community Development District Special Assessment	1,245	5.000	05/01/36	1,166
Palm Glades Community Development District Special Assessment	350	3.750	05/01/31	343
Reunion East Community Development District Special Assessment	750	5.000	05/01/25	789
Reunion East Community Development District Special Assessment	755	5.000	05/01/33	777
Reunion East Community Development District Special Assessment	100	6.600	05/01/33	102
South Kendall Community Development District Special Assessment	100	4.125	11/01/40	95
South-Dade Venture Community Development District Special Assessment	1,000	5.125	05/01/33	1,034
Talis Park Community Development District Special Assessment	140	4.000	05/01/33	125
Tapestry Community Development District Special Assessment	100	5.000	05/01/46	89
Tisons Landing Community Development District Special Assessment	230	3.375	05/01/32	201
TSR Community Development District Special Assessment	200	4.750	11/01/47	177
Two Creeks Community Development District Special Assessment	355	4.200	05/01/26	329
Two Creeks Community Development District Special Assessment	100	3.500	05/01/32	88
Two Creeks Community Development District Special Assessment	100	3.625	05/01/37	84
Venetian Community Development District Special Assessment	480	5.000	05/01/23	495
Verandah East Community Development District Special Assessment	200	4.000	05/01/31	183
Verano 1 Community Development Distrtict Special Assessment	250	4.750	11/01/25	241
Verano 1 Community Development Distrtict Special Assessment	250	5.125	11/01/35	235
Verano 1 Community Development Distrtict Special Assessment	250	5.250	11/01/46	233
Vizcaya in Kendall Community Development District Special Assessment	100	4.125	11/01/46	88
Volusia County Educational Facility Authority Revenue Bonds	240	5.000	06/01/45	262
Winding Cypress Community Development District Special Assessment	100	5.000	11/01/45	90
				26,932
Georgia - 0.9%
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	995	0.784	10/01/24	968
Milledgeville & Baldwin County Development Authority Revenue Bonds(µ)(Ê)	1,225	0.834	10/01/33	1,044
Private Colleges & Universities Authority Revenue Bonds	1,000	5.000	10/01/40	1,024
				3,036
Guam - 1.6%
Guam Government Waterworks Authority Revenue Bonds	1,000	5.500	07/01/43	1,097
Guam Government Waterworks Authority Revenue Bonds	880	5.000	01/01/46	921
Territory of Guam Revenue Bonds	900	5.000	11/15/19	958
Territory of Guam Revenue Bonds	500	5.000	11/15/29	537
Territory of Guam Revenue Bonds	1,500	5.000	11/15/35	1,567
Territory of Guam Revenue Bonds	100	5.000	12/01/46	104
				5,184
Hawaii - 0.7%
State of Hawaii Department of Budget & Finance Revenue Bonds	2,210	5.000	01/01/30	2,213

Illinois - 10.7%
Chicago Board of Education Capital Improvement Tax Bonds	500	5.750	04/01/35	492
Chicago Board of Education General Obligation Unlimited	145	4.250	12/01/18	138
Chicago Board of Education General Obligation Unlimited(Ê)	1,000	7.500	03/01/26	962

See accompanying notes which are an integral part of this quarterly report.

242 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Chicago Board of Education General Obligation Unlimited(µ)	1,000	5.000	12/01/27	1,022
Chicago Board of Education General Obligation Unlimited	795	5.000	12/01/28	651
Chicago Board of Education General Obligation Unlimited(µ)	230	5.078	12/01/29	122
Chicago Board of Education General Obligation Unlimited	150	5.125	12/01/32	123
Chicago Board of Education General Obligation Unlimited	100	5.250	12/01/35	83
Chicago Board of Education General Obligation Unlimited(Ê)	1,000	1.220	03/01/36	952
Chicago Board of Education General Obligation Unlimited	75	5.250	12/01/39	60
Chicago Board of Education General Obligation Unlimited	325	5.000	12/01/41	255
Chicago Board of Education General Obligation Unlimited	1,400	7.000	12/01/44	1,325
Chicago Board of Education General Obligation Unlimited	1,460	6.500	12/01/46	1,338
Chicago Board of Education Special Tax	450	6.000	04/01/46	448
Chicago O'Hare International Airport Revenue Bonds	1,000	5.000	01/01/46	1,052
Chicago Transit Authority Revenue Bonds	3,500	5.000	12/01/46	3,722
City of Chicago Illinois General Obligation Unlimited(µ)	2,445	5.000	01/01/29	2,491
City of Chicago Illinois General Obligation Unlimited	250	5.500	01/01/31	246
City of Chicago Illinois General Obligation Unlimited	2,025	6.000	01/01/38	2,028
City of Chicago Illinois General Obligation Unlimited	2,100	5.500	01/01/42	2,007
City of Chicago Illinois Revenue Bonds	900	5.000	01/01/34	915
City of Chicago Illinois Revenue Bonds	3,000	5.250	01/01/38	3,090
City of Chicago Illinois Waterworks Revenue Bonds	100	5.000	11/01/29	110
City of Springfield Illinois Electric Revenue Bonds(µ)	775	4.000	03/01/40	767
Illinois Finance Authority Revenue Bonds(ae)	560	6.000	05/15/20	642
Illinois Finance Authority Revenue Bonds(Ê)	500	0.610	10/01/29	500
Illinois Finance Authority Revenue Bonds	1,375	5.000	05/15/31	1,429
Illinois Finance Authority Revenue Bonds	200	5.000	04/01/36	184
Illinois Finance Authority Revenue Bonds	400	5.000	12/01/36	400
Illinois Finance Authority Revenue Bonds	630	5.000	12/01/37	650
Illinois Finance Authority Revenue Bonds	315	6.000	05/15/39	335
Illinois Finance Authority Revenue Bonds	350	6.500	10/15/40	361
Illinois Finance Authority Revenue Bonds	100	5.000	09/01/46	107
Metropolitan Pier & Exposition Authority Revenue Bonds	1,000	5.000	12/15/28	1,044
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)	220	4.700	06/15/30	119
Metropolitan Pier & Exposition Authority Revenue Bonds	1,050	5.000	06/15/52	1,059
Springfield Metropolitan Sanitation District General Obligation Limited	1,000	5.750	01/01/53	1,132
State of Illinois General Obligation Unlimited	125	5.000	11/01/21	132
State of Illinois General Obligation Unlimited	1,000	5.000	05/01/29	1,017
State of Illinois General Obligation Unlimited(µ)	875	4.000	02/01/30	873
State of Illinois General Obligation Unlimited(µ)	265	4.000	02/01/31	262
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax	100	5.800	03/01/37	95
Village of Bourbonnais Illinois Revenue Bonds	1,000	5.000	11/01/44	981
				35,721
Indiana - 1.3%
Indiana Finance Authority Revenue Bonds(Ê)	1,000	0.530	11/01/39	1,001
Indiana Finance Authority Revenue Bonds	600	5.500	08/15/40	636
Indiana Finance Authority Revenue Bonds	2,000	5.000	10/01/44	2,105
Indiana Finance Authority Revenue Bonds	270	5.500	08/15/45	286
Indiana Municipal Power Agency Revenue Bonds	250	5.000	01/01/42	276
				4,304
Iowa - 0.1%
Iowa Tobacco Settlement Authority Revenue Bonds	160	5.375	06/01/38	155
Xenia Rural Water District Revenue Bonds	250	5.000	12/01/36	267
				422
Kentucky - 0.9%
County of Ohio Kentucky Revenue Bonds	1,735	6.000	07/15/31	1,711
Kentucky Economic Development Finance Authority Revenue Bonds	750	6.500	03/01/45	814
Louisville/Jefferson County Metropolitan Government Revenue Bonds	425	4.000	10/01/34	421
Louisville/Jefferson County Metropolitan Government Revenue Bonds	250	4.000	10/01/36	244
				3,190

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 243

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Louisiana - 2.9%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	1,000	0.500	08/01/35	1,000
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	2,000	0.700	12/01/40	2,000
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	750	6.000	10/01/44	827
Louisiana Public Facilities Authority Revenue Bonds	250	4.000	05/15/19	262
Louisiana Public Facilities Authority Revenue Bonds	300	4.000	05/15/20	321
Louisiana Public Facilities Authority Revenue Bonds(Ê)	2,230	0.870	04/02/23	2,230
Louisiana Public Facilities Authority Revenue Bonds	400	3.375	09/01/28	398
Louisiana Public Facilities Authority Revenue Bonds	375	3.500	06/01/30	369
New Orleans Aviation Board Revenue Bonds	2,000	5.000	01/01/45	2,124
				9,531
Maine - 0.6%
Maine Health & Higher Education Facilities Authority Revenue Bonds	2,000	5.000	07/01/33	2,053

Maryland - 1.0%
City of Baltimore Maryland Revenue Bonds(µ)	175	5.250	09/01/39	175
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	730	4.000	07/01/20	774
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	700	0.510	04/01/35	700
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	600	5.250	01/01/37	632
Maryland Health & Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/45	1,069
				3,350
Massachusetts - 2.1%
Massachusetts Development Finance Agency Revenue Bonds	1,415	5.000	09/01/35	1,468
Massachusetts Development Finance Agency Revenue Bonds	1,580	5.000	10/01/35	1,677
Massachusetts Development Finance Agency Revenue Bonds	1,545	5.000	07/01/44	1,595
Massachusetts Development Finance Agency Revenue Bonds	335	5.000	07/01/46	352
Massachusetts Port Authority Revenue Bonds(µ)	2,000	5.000	01/01/27	2,038
				7,130
Michigan - 4.0%
City of Detroit Michigan Sewage Disposal System Revenue Bonds(µ)	500	5.000	07/01/39	535
City of Detroit Michigan Sewage Disposal System Revenue Bonds	2,010	5.250	07/01/39	2,191
City of Detroit Michigan Water Supply System Revenue Bonds	200	5.000	07/01/36	211
City of Detroit Michigan Water Supply System Revenue Bonds	1,370	5.000	07/01/41	1,426
Kent Hospital Finance Authority Revenue Bonds	500	6.250	07/01/40	502
Michigan Finance Authority Revenue Bonds	1,000	3.875	10/01/23	1,043
Michigan Finance Authority Revenue Bonds	300	5.000	07/01/33	324
Michigan Finance Authority Revenue Bonds(µ)	1,000	5.000	07/01/36	1,081
Michigan Finance Authority Revenue Bonds	1,815	5.500	11/15/45	1,874
Michigan Tobacco Settlement Finance Authority Revenue Bonds	175	5.125	06/01/22	169
Michigan Tobacco Settlement Finance Authority Revenue Bonds	2,500	6.000	06/01/34	2,346
Michigan Tobacco Settlement Finance Authority Revenue Bonds	100	6.000	06/01/48	92
Michigan Tobacco Settlement Finance Authority Revenue Bonds	23,550	9.111	06/01/52	1,079
Ypsilanti School District General Obligation Unlimited	300	5.000	05/01/22	338
				13,211
Minnesota - 2.2%
City of Blaine Minnesota Revenue Bonds	2,000	6.125	07/01/45	2,017
City of Ham Lake Minnesota Revenue Bonds	2,000	5.000	11/01/36	2,012
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds	350	6.000	09/01/51	351
Minnesota Agricultural & Economic Development Board Revenue Bonds(Ê)	860	0.870	09/01/21	860
State Paul Housing & Redevelopment Authority Revenue Bonds	2,000	5.250	11/15/35	2,119
				7,359
Mississippi - 0.3%
Mississippi Business Finance Corp. Revenue Bonds(Ê)	1,000	0.600	12/01/30	1,000

Missouri - 1.1%
Branson Industrial Development Authority Tax Allocation	110	5.500	06/01/29	105
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,250	4.000	02/01/37	1,150

See accompanying notes which are an integral part of this quarterly report.

244 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds(Ê)	200	0.050	03/01/40	200
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,410	5.000	05/01/40	1,477
State Louis County Industrial Development Authority Revenue Bonds	650	5.000	08/15/30	651
				3,583
Nevada - 0.2%
Henderson Local Improvement Districts Special Assessment	50	4.000	09/01/35	44
Las Vegas Redevelopment Agency Tax Allocation	250	5.000	06/15/45	270
Las Vegas Special Improvement District 607 Special Assessment	255	5.000	06/01/24	273
				587
New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds	500	5.000	10/01/36	521

New Jersey - 4.9%
New Jersey Economic Development Authority Revenue Bonds	1,900	5.000	07/01/38	1,861
New Jersey Economic Development Authority Revenue Bonds	1,500	5.375	01/01/43	1,603
New Jersey Educational Facilities Authority Revenue Bonds	1,000	5.000	07/01/46	951
New Jersey Health Care Facilities Financing Authority Revenue Bonds	100	5.000	07/01/30	109
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	300	4.125	07/01/38	294
New Jersey Health Care Facilities Financing Authority Revenue Bonds	500	6.625	07/01/38	539
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	150	5.000	07/01/46	159
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	675	4.342	12/15/27	425
New Jersey Transportation Trust Fund Authority Revenue Bonds	165	5.000	06/15/30	173
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	225	4.823	12/15/34	97
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	2,650	5.130	12/15/35	1,030
New Jersey Transportation Trust Fund Authority Revenue Bonds	550	5.591	12/15/35	197
New Jersey Transportation Trust Fund Authority Revenue Bonds	125	5.632	12/15/36	42
New Jersey Transportation Trust Fund Authority Revenue Bonds	675	5.000	06/15/38	669
New Jersey Transportation Trust Fund Authority Revenue Bonds	400	5.500	06/15/41	409
New Jersey Transportation Trust Fund Authority Revenue Bonds	945	5.000	06/15/42	936
South Jersey Transportation Authority LLC Revenue Bonds	315	5.000	11/01/26	347
South Jersey Transportation Authority LLC Revenue Bonds	1,945	5.000	11/01/39	2,046
Tobacco Settlement Financing Corp. Revenue Bonds	380	5.000	06/01/29	369
Tobacco Settlement Financing Corp. Revenue Bonds	1,430	4.750	06/01/34	1,261
Tobacco Settlement Financing Corp. Revenue Bonds	3,230	5.000	06/01/41	2,888
				16,405
New York - 5.9%
Brooklyn Arena Local Development Corp. Revenue Bonds	150	5.000	07/15/42	164
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)	30	3.000	07/15/43	24
City of New York New York General Obligation Unlimited(Ê)	250	0.510	01/01/36	250
City of New York New York General Obligation Unlimited(Ê)	250	0.700	06/01/44	250
County of Chautauqua Industrial Development Agency Revenue Bonds	650	5.875	04/01/42	679
Dutchess County Industrial Development Agency Revenue Bonds	1,200	4.500	08/01/36	956
New York City Industrial Development Agency Revenue Bonds(µ)	2,175	5.000	01/01/39	2,180
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(Ê)	200	0.700	02/01/45	200
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds(Ê)	250	0.700	11/01/36	250
New York City Water & Sewer System Revenue Bonds(Ê)	200	0.700	06/15/43	200
New York City Water & Sewer System Revenue Bonds(Ê)	250	0.040	06/15/50	250
New York City Water & Sewer System Revenue Bonds(Ê)	250	0.730	06/15/50	250
New York Liberty Development Corp. Revenue Bonds	300	5.375	11/15/40	323
New York Liberty Development Corp. Revenue Bonds	1,900	5.000	11/15/44	1,982
New York Liberty Development Corp. Revenue Bonds	1,500	7.250	11/15/44	1,775
New York State Dormitory Authority Revenue Bonds	375	5.000	02/15/27	452
New York State Dormitory Authority Revenue Bonds	400	5.000	12/01/35	411
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/26	521
New York Transportation Development Corp. Revenue Bonds	500	5.000	08/01/31	518
New York Transportation Development Corp. Revenue Bonds	1,340	5.000	07/01/41	1,407
New York Transportation Development Corp. Revenue Bonds	2,100	5.000	07/01/46	2,192
New York Transportation Development Corp. Revenue Bonds	1,000	5.250	01/01/50	1,054

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 245

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York Transportation Development Corp. Revenue Bonds(µ)	300	4.000	01/01/51	293
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds	250	6.000	06/01/48	253
Syracuse Industrial Development Agency Revenue Bonds	2,350	5.000	01/01/31	2,593
Westchester County Local Development Corp. Revenue Bonds	125	5.000	11/01/46	131
				19,558
North Carolina - 0.6%
North Carolina Medical Care Commission Revenue Bonds	1,000	5.000	10/01/35	1,040
North Carolina Turnpike Authority Revenue Bonds	1,000	5.000	07/01/51	1,069
				2,109
North Dakota - 0.3%
County of Burleigh North Dakota Revenue Bonds	1,000	5.200	04/15/46	915

Ohio - 2.6%
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,345	5.125	06/01/24	2,132
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,300	5.375	06/01/24	1,196
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,540	5.875	06/01/30	1,398
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	1,175	5.750	06/01/34	1,060
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	160	5.875	06/01/47	146
County of Montgomery Ohio Revenue Bonds(Ê)	910	0.570	11/15/39	910
County of Montgomery Ohio Revenue Bonds(Ê)	1,130	0.590	11/15/39	1,130
Lorain County Port Authority Revenue Bonds	510	6.750	12/01/40	476
Ohio Air Quality Development Authority Revenue Bonds(Ê)	225	4.375	06/01/33	210
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
Bonds(Ê)	100	4.375	06/01/33	93
				8,751
Oklahoma - 0.4%
Oklahoma Turnpike Authority Revenue Bonds(Ê)	250	0.040	01/01/28	250
Tulsa Airports Improvement Trust Revenue Bonds(Ê)	1,000	5.000	06/01/35	1,057
				1,307
Oregon - 1.6%
Astoria Hospital Facilities Authority Revenue Bonds	1,000	5.000	08/01/41	1,060
Oregon State Facilities Authority Revenue Bonds	1,000	5.000	10/01/36	1,040
Oregon State Facilities Authority Revenue Bonds	2,500	5.000	04/01/45	2,763
Oregon State Facilities Authority Revenue Bonds	500	5.000	10/01/46	529
				5,392
Pennsylvania - 4.2%
Allentown Neighborhood Improvement Zone Development Authority Revenue Bonds	1,000	5.000	05/01/42	1,030
City of Harrisburg Pennsylvania General Obligation Unlimited(µ)	285	4.697	09/15/22	220
City of Scranton Pennsylvania General Obligation Unlimited	100	5.000	11/15/32	102
Clairton Municipal Authority Revenue Bonds	240	5.000	12/01/42	258
East Hempfield Township Industrial Development Authority Revenue Bonds	600	5.000	07/01/45	610
Geisinger Authority Revenue Bonds(Ê)	100	0.956	05/01/37	85
Huntingdon County General Authority Revenue Bonds	1,000	5.000	05/01/46	1,029
Latrobe Industrial Development Authority Revenue Bonds	1,375	5.000	05/01/43	1,442
Montgomery County Industrial Development Authority Revenue Bonds	1,700	5.250	01/15/46	1,783
Northampton County General Purpose Authority Revenue Bonds	1,000	5.000	10/01/36	1,067
Pennsylvania Economic Development Financing Authority Revenue Bonds(ae)(Ê)	2,000	5.000	12/01/37	1,999
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,000	5.000	06/30/42	1,053
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	365	5.000	07/01/31	394
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	355	6.250	09/01/33	385
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	950	5.500	07/15/43	1,028
Pennsylvania Turnpike Commission Revenue Bonds	1,250	5.000	12/01/40	1,374
Scranton Redevelopment Authority Revenue Bonds	100	5.000	11/15/28	100
				13,959
Puerto Rico - 7.1%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	540	5.500	07/01/19	566
Commonwealth of Puerto Rico General Obligation Unlimited (Å)	110	5.000	07/01/21	72
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	320	5.250	07/01/24	339

See accompanying notes which are an integral part of this quarterly report.

246 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	100	5.000	07/01/31	102
Commonwealth of Puerto Rico General Obligation Unlimited (Å)	130	5.125	07/01/31	84
Commonwealth of Puerto Rico General Obligation Unlimited	1,000	5.000	07/01/35	1,023
Commonwealth of Puerto Rico General Obligation Unlimited (Å)	235	5.000	07/01/35	153
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)(Å)	1,250	8.000	07/01/35	834
Commonwealth of Puerto Rico General Obligation Unlimited (Å)	720	6.000	07/01/39	477
Commonwealth of Puerto Rico General Obligation Unlimited (Å)	180	6.000	07/01/40	118
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)	265	5.000	07/01/28	270
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	20	5.000	07/01/30	15
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	50	5.000	07/01/33	38
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	2,920	5.250	07/01/42	2,213
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	75	6.000	07/01/44	58
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds	140	6.000	07/01/47	108
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/17	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	2,050	5.000	07/01/31	2,050
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	125	4.500	07/01/36	122
Puerto Rico Electric Power Authority Revenue Bonds(µ)	270	5.000	07/01/22	271
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)	915	0.738	07/01/29	686
Puerto Rico Highways & Transportation Authority Revenue Bonds	420	5.000	07/01/28	379
Puerto Rico Highways & Transportation Authority Revenue Bonds	205	5.000	07/01/32	57
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	160	4.750	07/01/38	158
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	3,700	5.250	07/01/38	3,811
Puerto Rico Highways & Transportation Authority Revenue Bonds	180	5.000	07/01/42	50
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	255	5.500	07/01/17	259
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	2,230	5.500	07/01/23	2,366
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	1,500	5.250	07/01/21	1,605
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	425	6.000	07/01/24	444
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	115	6.750	08/01/16	61
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	155	6.250	08/01/19	50
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	360	5.375	08/01/39	175
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	1,425	5.250	08/01/41	684
Puerto Rico Sales Tax Financing Corp. Revenue Bonds(µ)	14,125	5.953	08/01/45	2,715
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	235	6.125	08/01/19	77
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	900	13.321	08/01/34	101
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	900	12.592	08/01/35	100
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	200	11.873	08/01/37	20
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	780	6.000	08/01/42	400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds	610	6.500	08/01/44	322
				23,533
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. Revenue Bonds	500	5.000	05/15/39	528
Tobacco Settlement Financing Corp. Revenue Bonds	12,000	8.861	06/01/52	596
				1,124
South Carolina - 0.1%
South Carolina Ports Authority Revenue Bonds	125	5.250	07/01/55	135
South Carolina State Public Service Authority Revenue Bonds	250	5.250	12/01/55	275
				410
Tennessee - 1.7%
Bristol Industrial Development Board Revenue Bonds (Å)	160	6.527	12/01/31	63
Bristol Industrial Development Board Revenue Bonds (Å)	200	5.000	12/01/35	185
Bristol Industrial Development Board Revenue Bonds (Å)	400	5.125	12/01/42	364
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	650	5.000	10/01/35	695
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	2,000	5.000	10/01/44	2,071
Johnson City Health & Educational Facilities Board Revenue Bonds	1,000	5.000	08/15/42	1,055
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds	100	5.000	07/01/40	109
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds	1,000	5.000	10/01/41	1,059

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 247

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds	100	5.000	07/01/46	109
				5,710
Texas - 5.9%
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	1,690	4.300	01/01/33	1,690
Austin Convention Enterprises, Inc. Revenue Bonds(µ)	785	5.000	01/01/34	786
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.250	12/01/35	52
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	65	5.000	12/01/40	65
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue Bonds	50	5.000	12/01/45	50
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/45	107
Central Texas Regional Mobility Authority Revenue Bonds	100	5.000	01/01/46	107
Central Texas Turnpike System Revenue Bonds	3,000	5.000	08/15/42	3,188
City of Aubrey Texas Revenue Bonds	700	7.250	09/01/45	668
City of Celina Texas Special Assessment	50	6.250	09/01/45	51
City of Celina Texas Special Assessment	100	7.500	09/01/45	108
City of Houston Texas Airport System Revenue Bonds	500	5.000	07/01/29	522
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/30	1,044
City of Houston Texas Airport System Revenue Bonds	1,000	5.000	07/15/35	1,022
Clifton Higher Education Finance Corp. Revenue Bonds	500	5.000	12/01/45	527
Decatur Hospital Authority Revenue Bonds	200	5.250	09/01/44	207
Grand Parkway Transportation Corp. Revenue Bonds	2,500	5.500	04/01/53	2,680
Kaufman County Fresh Water Supply District No. 1-C(µ)	185	4.000	09/01/35	185
Midlothian Industrial Development Corp. Revenue Bonds(Ê)	700	0.730	08/01/34	700
New Hope Cultural Education Facilities Corp. Revenue Bonds	55	5.000	04/01/36	57
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,500	4.750	04/01/46	1,479
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	500	5.375	11/15/36	460
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	07/01/47	208
North East Texas Regional Mobility Authority Revenue Bonds	385	5.000	01/01/41	406
Red River Education Finance Corp. Texas Education Revenue Bonds	1,000	5.500	10/01/46	1,073
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	200	5.000	05/15/45	197
Texas City Industrial Development Corp. Revenue Bonds	1,000	4.125	12/01/45	904
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	750	6.250	12/15/26	884
Texas State Transportation Revenue Bonds	100	5.000	12/31/50	104
Texas State Transportation Revenue Bonds	100	5.000	12/31/55	104
Viridian Municipal Management District Special Assessment	86	4.000	12/01/21	89
Viridian Municipal Management District Special Assessment	100	4.750	12/01/43	95
				19,819
Vermont - 0.3%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds	1,050	5.000	10/01/42	1,104

Virgin Islands - 1.4%
Virgin Islands Public Finance Authority Revenue Bonds(µ)	2,000	4.000	10/01/22	2,050
Virgin Islands Public Finance Authority Revenue Bonds	1,000	6.750	10/01/37	775
Virgin Islands Public Finance Authority Revenue Bonds	2,200	5.000	10/01/39	1,513
Virgin Islands Water & Power Authority - Electric System Revenue Bonds	250	5.000	07/01/31	183
				4,521
Virginia - 0.4%
Tobacco Settlement Financing Corp. Revenue Bonds	1,000	5.200	06/01/46	874
Tobacco Settlement Financing Corp. Revenue Bonds	125	5.000	06/01/47	109
Tobacco Settlement Financing Corp. Revenue Bonds	5,550	11.642	06/01/47	196
Virginia Small Business Financing Authority Revenue Bonds	180	5.000	01/01/40	184
				1,363
Washington - 1.1%
Washington Health Care Facilities Authority Revenue Bonds(Ê)	1,950	0.520	08/15/41	1,950
Whidbey Island Public Hospital District General Obligation Unlimited	1,500	5.500	12/01/33	1,580
				3,530
Wisconsin - 0.6%
Public Finance Authority Revenue Bonds	100	4.300	11/01/30	99

See accompanying notes which are an integral part of this quarterly report.

248 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Public Finance Authority Revenue Bonds	500		5.000	07/01/42	509
Public Finance Authority Revenue Bonds	1,000		5.875	04/01/45	1,025
Public Finance Authority Revenue Bonds	340		5.250	07/01/47	350
					1,983
Total Municipal Bonds (cost $329,124)					327,705

Short-Term Investments - 0.7%
U.S. Cash Management Fund	2,416,906	(8)			2,417
Total Short-Term Investments (cost $2,417)					2,417

Total Investments 98.9% (identified cost $331,541)					330,122
Other Assets and Liabilities, Net - 1.1%					3,569
Net Assets - 100.0%					333,691

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 249

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.0%
Bristol Industrial Development Board Revenue Bonds	11/10/16	160,000	41.62	67	63
Bristol Industrial Development Board Revenue Bonds	11/10/16	400,000	96.53	386	364
Bristol Industrial Development Board Revenue Bonds	11/10/16	200,000	97.61	195	185
California Statewide Communities Development Authority Revenue Bonds	04/28/16	250,000	104.34	261	257
Charlotte County Industrial Development Authority Revenue Bonds	12/09/15	250,000	98.81	247	236
Commonwealth of Puerto Rico General Obligation Unlimited	06/02/15	130,000	71.09	92	84
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	235,000	69.36	163	153
Commonwealth of Puerto Rico General Obligation Unlimited	06/03/15	110,000	79.72	88	72
Commonwealth of Puerto Rico General Obligation Unlimited	06/04/15	180,000	70.87	128	118
Commonwealth of Puerto Rico General Obligation Unlimited	08/31/16	720,000	65.64	473	477
Commonwealth of Puerto Rico General Obligation Unlimited	10/31/16	1,250,000	65.13	814	834
Mohegan Tribal Finance Authority Revenue Bonds	10/06/15	625,000	99.08	619	649
					3,492
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Interest Rate Swap Contracts
Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
Morgan Stanley	USD	4,700	Three Month LIBOR	2.250%	12/21/41	337
Morgan Stanley	USD	1,500	Three Month LIBOR	2.250%	03/15/47	129
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $197 (å)						466

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$6,390	$—	$—	$6,390
Alaska	—	3,058	—	—	3,058
Arizona	—	2,774	—	—	2,774
California	—	42,864	—	—	42,864
Colorado	—	6,924	—	—	6,924
Connecticut	—	649	—	—	649
Delaware	—	1,035	—	—	1,035
District of Columbia	—	3,191	—	—	3,191
Florida	—	26,932	—	—	26,932
Georgia	—	3,036	—	—	3,036
Guam	—	5,184	—	—	5,184
Hawaii	—	2,213	—	—	2,213
Illinois	—	35,721	—	—	35,721
Indiana	—	4,304	—	—	4,304
Iowa	—	422	—	—	422
Kentucky	—	3,190	—	—	3,190
Louisiana	—	9,531	—	—	9,531
Maine	—	2,053	—	—	2,053
Maryland	—	3,350	—	—	3,350
Massachusetts	—	7,130	—	—	7,130

See accompanying notes which are an integral part of this quarterly report.

250 Russell Tax Exempt High Yield Bond Fund

Russell Investment Company
Russell Tax Exempt High Yield Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Michigan	—	13,211	—	—	13,211
Minnesota	—	7,359	—	—	7,359
Mississippi	—	1,000	—	—	1,000
Missouri	—	3,583	—	—	3,583
Nevada	—	587	—	—	587
New Hampshire	—	521	—	—	521
New Jersey	—	16,405	—	—	16,405
New York	—	19,558	—	—	19,558
North Carolina	—	2,109	—	—	2,109
North Dakota	—	915	—	—	915
Ohio	—	8,751	—	—	8,751
Oklahoma	—	1,307	—	—	1,307
Oregon	—	5,392	—	—	5,392
Pennsylvania	—	13,959	—	—	13,959
Puerto Rico	—	23,533	—	—	23,533
Rhode Island	—	1,124	—	—	1,124
South Carolina	—	410	—	—	410
Tennessee	—	5,710	—	—	5,710
Texas	—	19,819	—	—	19,819
Vermont	—	1,104	—	—	1,104
Virgin Islands	—	4,521	—	—	4,521
Virginia	—	1,363	—	—	1,363
Washington	—	3,530	—	—	3,530
Wisconsin	—	1,983	—	—	1,983
Short-Term Investments	—	—	—	2,417	2,417

Total Investments	$—	$327,705	$—	$2,417	$330,122

Other Financial Instruments
Assets
Interest Rate Swap Contracts	—	466	—	—	466
Total Other Financial Instruments*	$—	$466	$—	$—	$466

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt High Yield Bond Fund 251

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Municipal Bonds - 98.6%
Alabama - 2.1%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,176
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	604
Alabama Public School & College Authority Revenue Bonds	3,385	5.000	05/01/23	3,969
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue
Bonds	850	5.250	06/01/25	902
County of Jefferson Alabama General Obligation Limited(µ)	4,100	5.000	04/01/22	4,107
County of Jefferson Alabama Sewer Revenue Bonds	2,230	5.000	10/01/22	2,418
Homewood Educational Building Authority Revenue Bonds(µ)	485	5.000	12/01/26	547
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/30	1,130
Limestone County Board of Education Special Tax(µ)	1,000	5.000	11/01/31	1,129
Mobile County Board of School Commissioners Revenue Bonds	1,445	5.000	03/01/32	1,622
Pell City Special Care Facilities Financing Authority Revenue Bonds	9,000	5.000	12/01/31	9,748
University of South Alabama Revenue Bonds(µ)	1,530	5.000	11/01/24	1,791
University of South Alabama Revenue Bonds(µ)	1,695	5.000	11/01/25	1,994
				31,137
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds	1,170	5.000	04/01/25	1,304
Alaska Railroad Corp. Revenue Bonds	500	5.000	08/01/18	527
City of Valdez Alaska Revenue Bonds	750	5.000	01/01/21	814
City of Valdez Alaska Revenue Bonds(Ê)	1,500	0.900	05/01/31	1,500
Northern Tobacco Securitization Corp. Revenue Bonds	350	5.000	06/01/32	330
				4,475
Arizona - 2.2%
Apache County Industrial Development Authority Revenue Bonds	3,000	4.500	03/01/30	3,083
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,077
Arizona Health Facilities Authority Revenue Bonds	2,000	5.000	02/01/18	2,069
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,078
Arizona Health Facilities Authority Revenue Bonds	2,255	5.000	02/01/34	2,388
Arizona Transportation Board Revenue Bonds	2,685	5.000	07/01/25	3,162
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,000	5.000	10/01/18	1,065
County of Pinal Arizona Revenue Bonds	2,455	5.000	08/01/21	2,790
County of Pinal Arizona Revenue Bonds	1,775	5.000	08/01/25	2,075
Maricopa County Pollution Control Corp. Revenue Bonds(Ê)	2,310	5.200	06/01/43	2,521
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,749
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,204
Student & Academic Services LLC Revenue Bonds(µ)	200	5.000	06/01/26	230
Student & Academic Services LLC Revenue Bonds(µ)	425	5.000	06/01/27	487
Student & Academic Services LLC Revenue Bonds(µ)	390	5.000	06/01/28	444
Town of Marana Arizona Revenue Bonds	2,240	5.000	07/01/26	2,617
Town of Marana Arizona Revenue Bonds	800	5.000	07/01/27	931
Town of Marana Arizona Revenue Bonds	1,735	5.000	07/01/28	2,014
				32,984
Arkansas - 0.1%
County of Pulaski Arkansas Revenue Bonds	1,000	5.000	03/01/29	1,160
Henderson State University Revenue Bonds(µ)	220	3.000	11/01/18	226
Pulaski County Public Facilities Board Revenue Bonds	440	5.000	12/01/22	505
				1,891
California - 7.6%
Abag Finance Authority for Nonprofit Corps. Revenue Bonds	1,340	6.000	08/01/30	1,557
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	400	5.000	08/01/20	447
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	600	5.000	08/01/21	684
Alum Rock Union Elementary School District General Obligation Unlimited(µ)	2,855	5.000	08/01/32	3,271
Anaheim Housing & Public Improvements Authority Revenue Bonds	2,450	5.000	10/01/31	2,748
Anaheim Housing & Public Improvements Authority Revenue Bonds	2,000	5.000	10/01/32	2,237
Brentwood Infrastructure Financing Authority Special Assessment(µ)	1,000	5.000	09/02/29	1,139
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/28	120

See accompanying notes which are an integral part of this quarterly report.

252 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Brentwood Union School District General Obligation Unlimited	110	5.000	08/01/29	131
Brentwood Union School District General Obligation Unlimited	100	5.000	08/01/30	118
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/31	235
Brentwood Union School District General Obligation Unlimited	200	5.000	08/01/32	234
Brentwood Union School District General Obligation Unlimited	250	5.000	08/01/33	291
California Health Facilities Financing Authority Revenue Bonds	1,000	5.000	11/15/29	1,091
California Municipal Finance Authority Revenue Bonds	2,500	5.250	11/01/36	2,696
California State Public Works Board Revenue Bonds	825	4.000	12/01/34	855
California Statewide Communities Development Authority Revenue Bonds	475	3.500	11/01/18	479
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,444
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,496
California Statewide Communities Development Authority Revenue Bonds	1,565	6.125	11/01/33	1,643
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	08/01/34	1,149
California Statewide Communities Development Authority Revenue Bonds	1,000	5.000	12/01/36	1,031
Centinela Valley Union High School District General Obligation Unlimited	500	5.750	08/01/27	615
Centinela Valley Union High School District General Obligation Unlimited	1,000	5.750	08/01/28	1,229
Centinela Valley Union High School District General Obligation Unlimited	650	5.750	08/01/29	799
City of Fresno California Airport Revenue Bonds(µ)	225	5.000	07/01/22	254
City of Los Angeles Department of Airports Revenue Bonds	1,655	5.000	05/15/29	1,842
City of Vallejo California Water Revenue Bonds	2,755	5.250	05/01/27	3,190
City of Vallejo California Water Revenue Bonds	3,105	5.250	05/01/29	3,588
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	224
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	566
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	143
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	499
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,102
Dinuba Redevelopment Agency Tax Allocation(µ)	590	5.000	09/01/33	661
Emeryville Redevelopment Agency Successor Agency Tax Allocation	1,980	5.000	09/01/20	2,222
Florin Resource Conservation District Revenue Bonds(µ)	300	4.000	09/01/17	305
Florin Resource Conservation District Revenue Bonds(µ)	455	4.000	09/01/18	476
Florin Resource Conservation District Revenue Bonds(µ)	450	5.000	09/01/24	531
Golden State Tobacco Securitization Corp. Revenue Bonds(µ)	750	4.600	06/01/23	774
Jurupa California Public Authority Special Tax Revenue Bonds	425	3.500	09/01/17	431
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,449
Oxnard Financing Authority Revenue Bonds(µ)	740	5.000	06/01/21	833
Oxnard Financing Authority Revenue Bonds(µ)	775	5.000	06/01/34	862
Oxnard School District General Obligation Unlimited(µ)	810	5.250	08/01/28	970
Oxnard School District General Obligation Unlimited(µ)	325	5.250	08/01/29	386
Pajaro Valley Water Management Agency Revenue Bonds(µ)	775	4.000	03/01/18	800
Riverside County Public Financing Authority Tax Allocation(µ)	2,270	5.000	10/01/27	2,638
Sacramento Unified School District General Obligation Unlimited(µ)	4,000	5.000	07/01/31	4,518
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,060
San Joaquin Hills Transportation Corridor Agency Revenue Bonds	9,585	5.000	01/15/29	10,610
San Ysidro School District Certificate Of Participation(µ)	1,175	5.000	09/01/28	1,341
Shasta Lake Public Finance Authority Tax Allocation(µ)	385	5.000	12/01/25	460
South Orange County Public Financing Authority Special Tax	900	5.000	08/15/29	986
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,584
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,115
State of California Department of Water Resources Power Supply Revenue Bonds	1,000	5.000	05/01/17	1,011
State of California Department of Water Resources Revenue Bonds(ae)	860	5.000	06/01/18	906
State of California Department of Water Resources Revenue Bonds	140	5.000	12/01/21	147
State of California General Obligation Unlimited(µ)	1,000	6.000	02/01/17	1,000
State of California General Obligation Unlimited(ae)	635	5.250	07/01/19	697
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,215
State of California General Obligation Unlimited	2,500	5.500	04/01/21	2,735
State of California General Obligation Unlimited	365	5.250	07/01/21	400
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,116

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 253

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of California General Obligation Unlimited	7,095	5.000	11/01/25	8,329
State of California General Obligation Unlimited	5,760	5.000	03/01/26	6,826
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,877
State of California General Obligation Unlimited	2,685	5.000	10/01/29	2,801
State of California General Obligation Unlimited	450	5.000	02/01/31	506
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,555
Watereuse Finance Authority Revenue Bonds	1,230	5.500	05/01/36	1,459
				112,739
Colorado - 2.5%
City & County of Denver Colorado Airport System Revenue Bonds	1,965	5.000	11/15/25	2,263
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,277
Colorado Educational & Cultural Facilities Authority Revenue Bonds	2,000	5.000	04/01/18	2,088
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,220	5.000	10/01/20	1,334
Colorado Educational & Cultural Facilities Authority Revenue Bonds	1,000	5.000	08/15/30	1,083
Colorado Educational & Cultural Facilities Authority Revenue Bonds	850	5.000	12/01/31	927
Colorado Health Facilities Authority Revenue Bonds	255	5.250	06/01/23	256
Colorado Health Facilities Authority Revenue Bonds	1,500	5.000	09/01/30	1,705
Colorado Health Facilities Authority Revenue Bonds	685	5.250	02/01/31	734
Denver Health & Hospital Authority Revenue Bonds	525	4.250	12/01/33	542
Denver Urban Renewal Authority Tax Allocation	1,575	5.000	12/01/21	1,790
Dominion Water & Sanitation District Revenue Bonds	5,500	5.250	12/01/27	5,419
E-470 Public Highway Authority Revenue Bonds	2,250	5.375	09/01/26	2,420
Eaton Area Park & Recreation District General Obligation Limited	470	5.500	12/01/30	496
Park 70 Metropolitan District General Obligation Unlimited	165	5.000	12/01/19	177
Park 70 Metropolitan District General Obligation Unlimited	195	5.000	12/01/20	212
Park Creek Metropolitan District General Obligation Limited(µ)	1,150	5.000	12/01/28	1,324
Park Creek Metropolitan District General Obligation Limited(µ)	510	5.000	12/01/29	583
Park Creek Metropolitan District Revenue Bonds	1,860	4.000	12/01/20	1,961
Regional Transportation District Certificate Of Participation	6,725	5.000	06/01/27	7,703
				37,294
Connecticut - 1.8%
City of Bridgeport Connecticut General Obligation Unlimited(µ)	965	5.000	07/01/29	1,086
City of Hartford Connecticut General Obligation Unlimited(µ)	155	5.000	08/15/22	170
City of New Haven Connecticut General Obligation Unlimited(µ)	2,000	5.000	08/01/21	2,196
City of New Haven Connecticut General Obligation Unlimited(µ)	1,915	5.000	09/01/30	2,138
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,632
State of Connecticut General Obligation Unlimited	6,500	5.000	11/15/21	7,369
State of Connecticut General Obligation Unlimited	5,685	5.000	11/15/22	6,512
State of Connecticut Special Tax Revenue Bonds	4,470	5.000	10/01/25	5,205
				27,308
District of Columbia - 0.2%
District of Columbia Revenue Bonds	2,000	5.000	06/01/36	2,037
Metropolitan Washington Airports Authority Revenue Bonds	1,205	5.000	10/01/35	1,331
				3,368
Florida - 8.4%
Capital Projects Finance Authority Revenue Bonds(µ)	220	5.125	10/01/21	221
Central Florida Expressway Authority Revenue Bonds	500	4.000	07/01/31	522
Central Florida Expressway Authority Revenue Bonds	3,250	5.000	07/01/33	3,691
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,624
Citizens Property Insurance Corp. Revenue Bonds	2,495	5.000	06/01/19	2,702
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,771
Citizens Property Insurance Corp. Revenue Bonds	7,385	5.000	06/01/22	8,479
City of Lakeland Florida Department of Electric Utilities Revenue Bonds(µ)	2,000	5.000	10/01/17	2,054
City of Miami Beach Florida Parking Revenue Bonds(µ)	395	5.000	09/01/32	436
City of Miami Beach Florida Parking Revenue Bonds(µ)	1,755	5.000	09/01/33	1,931
City of North Port Florida Special Assessment(µ)	715	5.000	07/01/25	809
City of North Port Florida Special Assessment(µ)	1,135	5.000	07/01/26	1,281
City of Tallahassee Florida Revenue Bonds	500	5.000	12/01/27	548

See accompanying notes which are an integral part of this quarterly report.

254 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
City of Tallahassee Florida Revenue Bonds	650	5.000	12/01/28	707
Collier County Industrial Development Authority Revenue Bonds	1,695	5.500	10/01/26	1,902
County of Miami-Dade Florida Aviation Revenue Bonds(ae)	300	5.250	10/01/20	341
County of Miami-Dade Florida Aviation Revenue Bonds	935	5.250	10/01/30	1,047
County of Miami-Dade Florida Revenue Bonds	3,000	5.000	10/01/28	3,426
County of Miami-Dade Florida Revenue Bonds	3,600	5.000	10/01/29	4,103
County of Miami-Dade Florida Revenue Bonds(µ)	4,310	Zero coupon	10/01/35	1,791
County of Orange Florida Sales Tax Revenue Bonds	8,885	5.000	01/01/20	9,802
Escambia County Health Facilities Authority Revenue Bonds	2,345	6.000	08/15/36	2,604
Florida Municipal Power Agency Revenue Bonds	4,660	5.000	10/01/28	5,471
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,027
JEA Electric System Revenue Bonds	645	5.000	10/01/20	722
Kissimmee Utility Authority Revenue Bonds(µ)	1,000	5.000	10/01/17	1,027
Miami Beach Health Facilities Authority Revenue Bonds	5,930	5.000	11/15/29	6,427
Miami-Dade County Expressway Authority Revenue Bonds	350	5.000	07/01/18	369
Miami-Dade County Expressway Authority Revenue Bonds	1,400	5.000	07/01/31	1,605
Mid-Bay Bridge Authority Revenue Bonds	455	5.000	10/01/23	514
Mid-Bay Bridge Authority Revenue Bonds	2,500	7.250	10/01/34	3,125
Orange County Health Facilities Authority Revenue Bonds	3,000	5.000	10/01/39	3,284
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,289
Orlando-Orange County Expressway Authority Revenue Bonds	4,145	5.000	07/01/20	4,588
Palm Beach County Health Facilities Authority Revenue Bonds	1,000	3.000	12/01/17	1,011
Reedy Creek Improvement District General Obligation Limited	850	5.000	06/01/20	945
Reedy Creek Improvement District General Obligation Limited	5,000	5.000	06/01/25	5,807
Reedy Creek Improvement District General Obligation Limited	4,870	5.000	06/01/26	5,618
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	766
State of Florida General Obligation Unlimited	11,000	5.000	06/01/21	12,587
State of Florida General Obligation Unlimited	2,990	5.000	06/01/22	3,491
Tampa Sports Authority Revenue Bonds	6,790	5.000	01/01/22	7,772
Volusia County School Board Certificate Of Participation(µ)	1,730	5.000	08/01/32	1,946
				125,183
Georgia - 1.0%
City of Atlanta Department of Aviation Revenue Bonds	2,500	5.000	01/01/20	2,759
City of Atlanta Department of Aviation Revenue Bonds	825	5.250	01/01/30	930
City of Atlanta Georgia General Obligation Limited	3,415	5.000	12/01/21	3,939
City of Atlanta Georgia Water & Wastewater Revenue Bonds(µ)	2,000	5.500	11/01/23	2,215
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,465
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,000	5.000	08/01/21	1,122
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds	1,220	5.000	08/01/22	1,391
Private Colleges & Universities Authority Revenue Bonds	565	5.000	04/01/17	568
Savannah Hospital Authority Revenue Bonds	1,000	5.500	07/01/28	1,165
				15,554
Guam - 1.4%
Government of Guam Revenue Bonds	1,835	5.000	12/01/28	2,003
Guam Government Waterworks Authority Revenue Bonds	1,240	5.000	07/01/28	1,351
Guam Government Waterworks Authority Revenue Bonds	5,200	5.000	07/01/29	5,614
Guam Power Authority Revenue Bonds	2,500	5.500	10/01/30	2,681
Guam Power Authority Revenue Bonds	1,000	5.000	10/01/34	1,030
Territory of Guam Revenue Bonds	250	5.000	12/01/19	266
Territory of Guam Revenue Bonds	400	5.000	12/01/21	437
Territory of Guam Revenue Bonds	500	5.000	12/01/23	553
Territory of Guam Revenue Bonds	500	5.375	12/01/24	555
Territory of Guam Revenue Bonds	4,675	5.000	12/01/29	5,064
Territory of Guam Revenue Bonds	785	5.000	01/01/32	818
				20,372
Idaho - 0.5%
Idaho Health Facilities Authority Revenue Bonds	1,000	5.000	09/01/28	1,084
Idaho Health Facilities Authority Revenue Bonds	710	5.000	09/01/29	766

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 255

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Idaho Health Facilities Authority Revenue Bonds	1,500	5.000	12/01/30	1,666
Idaho Housing & Finance Association Revenue Bonds(µ)	1,330	5.250	07/15/21	1,410
Idaho Housing & Finance Association Revenue Bonds	1,670	5.000	07/15/31	1,888
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,058
				7,872
Illinois - 10.5%
Chicago Board of Education Capital Improvement Tax Bonds	10,000	5.750	04/01/33	9,926
Chicago Board of Education General Obligation Unlimited(µ)	1,405	5.000	12/01/19	1,409
Chicago Board of Education General Obligation Unlimited	5,000	7.000	12/01/26	4,978
Chicago Board of Education General Obligation Unlimited(µ)	2,120	5.000	12/01/27	2,167
Chicago Board of Education General Obligation Unlimited(µ)	1,750	Zero coupon	12/01/30	876
Chicago Midway International Airport Revenue Bonds	4,435	5.000	01/01/34	4,840
Chicago O'Hare International Airport Revenue Bonds	9,750	5.000	01/01/33	10,782
Chicago Public Building Commission Revenue Bonds(µ)	1,580	5.250	12/01/18	1,651
City of Chicago Illinois General Obligation Unlimited	1,115	5.000	01/01/19	1,130
City of Chicago Illinois General Obligation Unlimited(µ)	575	5.000	12/01/19	576
City of Chicago Illinois General Obligation Unlimited(µ)	380	5.000	01/01/20	380
City of Chicago Illinois General Obligation Unlimited(µ)	250	4.250	01/01/21	251
City of Chicago Illinois General Obligation Unlimited(µ)	2,535	4.250	12/01/21	2,539
City of Chicago Illinois General Obligation Unlimited	1,500	5.000	01/01/24	1,486
City of Chicago Illinois General Obligation Unlimited(µ)	2,825	5.250	01/01/24	2,889
City of Chicago Illinois General Obligation Unlimited	1,000	6.000	01/01/38	1,001
City of Chicago Illinois Midway Airport Revenue Bonds	940	5.000	01/01/30	1,042
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	1,560	5.000	01/01/28	1,604
City of Chicago Illinois Motor Fuel Tax Revenue Bonds	725	5.000	01/01/29	741
City of Chicago Illinois Revenue Bonds	500	5.250	01/01/38	515
City of Chicago Illinois Wastewater Transmission Revenue Bonds	625	5.000	01/01/18	642
City of Chicago Illinois Wastewater Transmission Revenue Bonds	505	5.000	01/01/29	545
City of Chicago Illinois Wastewater Transmission Revenue Bonds	1,630	5.000	01/01/35	1,723
City of Chicago Illinois Waterworks Revenue Bonds	1,000	5.000	11/01/34	1,078
City of Chicago Illinois Waterworks Revenue Bonds(µ)	100	5.000	11/01/24	100
City of Freeport Illinois General Obligation Unlimited(µ)	650	2.000	12/01/18	655
City of Springfield Illinois Electric Revenue Bonds	1,280	5.000	03/01/32	1,414
Cook County Community College District No. 508 General Obligation Unlimited	1,500	5.250	12/01/28	1,633
County of Cook Illinois General Obligation Unlimited	350	5.000	11/15/21	388
County of Du Page Illinois General Obligation Limited	600	5.000	01/01/28	702
Illinois Finance Authority Revenue Bonds	1,000	5.000	11/15/18	1,063
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/23	1,083
Illinois Finance Authority Revenue Bonds	1,000	5.375	10/01/24	1,082
Illinois Finance Authority Revenue Bonds	1,000	6.000	10/01/28	1,057
Illinois Finance Authority Revenue Bonds	3,000	5.000	01/01/29	3,318
Illinois Finance Authority Revenue Bonds	2,500	5.750	08/15/29	2,817
Illinois Finance Authority Revenue Bonds(Ê)	10,350	0.610	10/01/29	10,350
Illinois Sports Facilities Authority Revenue Bonds(µ)	1,000	5.250	06/15/31	1,096
Illinois State Toll Highway Authority Revenue Bonds	5,000	5.000	12/01/32	5,623
McHenry County Community Unit School District No. 12 Johnsburg General Obligation
Unlimited(µ)	850	5.000	01/01/33	917
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,514
Metropolitan Pier & Exposition Authority Revenue Bonds	8,565	5.000	12/15/28	9,030
Northern Illinois Municipal Power Agency Revenue Bonds(µ)	4,025	5.000	01/01/23	4,172
Northern Illinois Municipal Power Agency Revenue Bonds	345	5.000	12/01/26	398
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,500	5.000	06/01/18	1,569
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,072
Southern Illinois University Revenue Bonds(µ)	1,470	5.000	04/01/27	1,627
Southern Illinois University Revenue Bonds(µ)	850	5.000	04/01/28	937
Southwestern Illinois Development Authority Revenue Bonds(µ)	1,005	5.000	10/15/33	1,101
State of Illinois General Obligation Unlimited	2,000	5.000	04/01/21	2,107
State of Illinois General Obligation Unlimited	3,000	5.000	07/01/21	3,165

See accompanying notes which are an integral part of this quarterly report.

256 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,054
State of Illinois General Obligation Unlimited	2,500	5.000	02/01/24	2,620
State of Illinois General Obligation Unlimited	2,290	5.000	08/01/25	2,360
State of Illinois General Obligation Unlimited(µ)	4,500	4.000	02/01/30	4,491
State of Illinois General Obligation Unlimited	2,175	5.000	05/01/30	2,193
State of Illinois Revenue Bonds	12,500	5.000	06/15/21	13,983
State of Illinois Sports Facilities Authority Revenue Bonds	1,125	5.000	06/15/18	1,171
State of Illinois Sports Facilities Authority Revenue Bonds	500	5.000	06/15/19	524
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,221
University of Illinois Revenue Bonds	1,470	5.500	04/01/31	1,644
Village of Bellwood Illinois General Obligation Unlimited	1,000	5.875	12/01/27	1,138
Village of Bellwood Illinois General Obligation Unlimited(µ)	2,075	5.000	12/01/32	2,278
Village of East Dundee Illinois General Obligation Unlimited(µ)	600	4.000	12/01/23	650
Village of Franklin Park Illinois General Obligation Unlimited(µ)	295	5.000	07/01/18	310
Village of Melrose Park Illinois General Obligation Unlimited(µ)	530	2.000	12/15/17	534
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)	1,095	5.000	03/01/34	1,204
West Chicago Park District General Obligation Unlimited(µ)	795	5.250	12/01/29	875
Western Illinois Economic Development Authority Revenue Bonds(µ)	1,140	5.000	01/01/27	1,274
Western Illinois Economic Development Authority Revenue Bonds(µ)	725	5.000	01/01/28	808
Western Illinois University Revenue Bonds(µ)	485	5.000	04/01/21	531
Western Illinois University Revenue Bonds(µ)	560	5.000	04/01/24	628
				156,252
Indiana - 1.0%
City of Indianapolis Indiana Gas Utility Revenue Bonds(µ)	1,000	5.000	08/15/23	1,106
Indiana Finance Authority Revenue Bonds(Ê)	12,650	0.530	11/01/39	12,650
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,040
				14,796
Iowa - 0.8%
City of Ames Iowa Revenue Bonds	2,000	5.000	06/15/31	2,233
Iowa Finance Authority Revenue Bonds	4,000	5.000	07/01/28	4,511
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	1,737
Xenia Rural Water District Revenue Bonds	3,000	5.000	12/01/28	3,324
				11,805
Kansas - 0.3%
Seward County Unified School District No. 480 Liberal General Obligation Unlimited	4,000	5.000	09/01/30	4,579

Kentucky - 0.6%
City of Murray Kentucky Revenue Bonds	275	2.000	08/01/17	275
City of Murray Kentucky Revenue Bonds	420	2.000	08/01/18	418
Commonwealth of Kentucky Certificate Of Participation	275	2.000	06/15/17	276
Kentucky Economic Development Finance Authority Revenue Bonds	1,500	3.000	05/15/22	1,457
Kentucky Economic Development Finance Authority Revenue Bonds	2,035	4.000	07/01/31	1,976
Kentucky Municipal Power Agency Revenue Bonds(µ)	1,500	5.000	09/01/19	1,622
Louisville/Jefferson County Metropolitan Government Revenue Bonds	1,100	5.000	10/01/30	1,227
Louisville/Jefferson County Metropolitan Government Revenue Bonds	1,000	5.000	10/01/33	1,096
				8,347
Louisiana - 2.4%
City of New Orleans Louisiana Sewerage Service Revenue Bonds	150	5.000	06/01/27	170
City of New Orleans Louisiana Sewerage Service Revenue Bonds	1,000	5.000	06/01/35	1,091
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	2,955	5.000	12/01/32	3,349
City of Shreveport Louisiana Water & Sewer Revenue Bonds(µ)	1,000	5.000	12/01/33	1,128
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(Ê)	2,800	0.700	12/01/40	2,800
Lafayette Consolidated Government Revenue Bonds(µ)	805	5.000	11/01/20	896
Lafayette Consolidated Government Revenue Bonds(µ)	700	5.000	11/01/29	790
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds	300	5.000	11/01/19	327
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)	1,160	5.000	08/01/22	1,310
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,077

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 257

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Louisiana Public Facilities Authority Revenue Bonds(Ê)	6,670	0.870	04/02/23	6,670
Louisiana Public Facilities Authority Revenue Bonds(µ)	1,615	5.000	09/01/29	1,814
Louisiana Public Facilities Authority Revenue Bonds	50	5.000	05/15/30	55
Louisiana Public Facilities Authority Revenue Bonds	595	5.000	11/01/33	640
Louisiana State Citizens Property Insurance Corp. Revenue Bonds(µ)	2,460	6.750	06/01/26	2,645
State of Louisiana Gasoline & Fuels Tax Revenue Bonds	7,000	5.000	05/01/21	7,966
State of Louisiana General Obligation Unlimited	850	5.000	08/01/24	1,000
State of Louisiana Revenue Bonds	1,300	5.000	06/15/28	1,510
				35,238
Maryland - 0.5%
Maryland Economic Development Corp. Revenue Bonds	1,155	5.125	06/01/20	1,242
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	967
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(Ê)	5,700	0.510	04/01/35	5,700
				7,909
Massachusetts - 1.2%
Commonwealth of Massachusetts General Obligation Limited(µ)(Ê)	3,000	0.480	12/01/30	2,745
Commonwealth of Massachusetts Revenue Bonds	4,000	5.000	06/15/20	4,480
Massachusetts Clean Water Trust (The) Revenue Bonds(Ê)	5,000	2.012	08/01/23	4,984
Massachusetts Development Finance Agency Revenue Bonds	1,675	5.000	07/01/31	1,833
Massachusetts Development Finance Agency Revenue Bonds	3,665	5.000	07/01/34	4,074
				18,116
Michigan - 3.4%
Brighton Area School District General Obligation Unlimited	1,525	5.000	05/01/26	1,717
City of Detroit Michigan Sewage Disposal System Revenue Bonds	3,500	5.000	07/01/32	3,809
County of Wayne Michigan General Obligation Limited(µ)	3,000	5.000	02/01/34	3,025
Detroit City School District General Obligation Unlimited(µ)	1,000	6.000	05/01/19	1,092
Grand Rapids Public Schools General Obligation Unlimited(µ)	2,430	5.000	05/01/34	2,753
Grand Rapids Public Schools General Obligation Unlimited(µ)	1,000	5.000	05/01/35	1,128
Kalamazoo Hospital Finance Authority Revenue Bonds	1,500	4.000	05/15/31	1,527
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,646
Michigan Finance Authority Revenue Bonds	450	5.000	07/01/19	484
Michigan Finance Authority Revenue Bonds	600	5.000	12/01/20	649
Michigan Finance Authority Revenue Bonds	730	5.000	12/01/21	799
Michigan Finance Authority Revenue Bonds	770	5.000	12/01/22	850
Michigan Finance Authority Revenue Bonds	655	5.000	12/01/23	726
Michigan Finance Authority Revenue Bonds	2,000	5.000	04/01/25	2,280
Michigan Finance Authority Revenue Bonds	1,000	5.000	11/01/27	1,114
Michigan Finance Authority Revenue Bonds	4,655	5.000	07/01/28	5,139
Michigan Finance Authority Revenue Bonds	1,375	5.000	07/01/29	1,509
Michigan Finance Authority Revenue Bonds	3,000	5.000	11/15/29	3,374
Michigan Finance Authority Revenue Bonds	1,000	5.000	07/01/30	1,100
Michigan Finance Authority Revenue Bonds	5,000	5.000	11/15/31	5,551
Michigan Finance Authority Revenue Bonds	500	5.000	07/01/35	544
Michigan Finance Authority Revenue Bonds	1,500	4.000	11/15/36	1,470
Michigan Finance Authority Revenue Bonds	585	5.000	12/01/36	619
Michigan Strategic Fund Revenue Bonds	1,015	5.250	06/01/32	1,032
Michigan Tobacco Settlement Finance Authority Revenue Bonds	3,170	5.125	06/01/22	3,062
Saline Economic Development Corp. Revenue Bonds	485	5.250	06/01/32	493
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,061
Wayne County Airport Authority Revenue Bonds	435	5.000	12/01/29	488
				50,041
Minnesota - 0.8%
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,025
City of Rochester Minnesota Revenue Bonds(Ê)	1,125	4.000	11/15/30	1,177
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,187
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	769
Minnesota Agricultural & Economic Development Board Revenue Bonds(Ê)	2,290	0.870	09/01/21	2,290
State Paul Housing & Redevelopment Authority Revenue Bonds	2,145	5.000	11/15/25	2,319

See accompanying notes which are an integral part of this quarterly report.

258 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State Paul Housing & Redevelopment Authority Revenue Bonds	2,250	5.000	11/15/26	2,420
				12,187
Mississippi - 1.0%
Mississippi Business Finance Corp. Revenue Bonds(Ê)	9,300	0.600	12/01/30	9,300
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	04/01/28	1,125
Mississippi Development Bank Revenue Bonds(µ)	1,000	5.000	03/01/34	1,105
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,598
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	2,000	5.000	09/01/36	2,128
				15,256
Missouri - 1.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	810	5.000	10/01/28	857
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue
Bonds	1,775	5.000	10/01/33	2,018
City of Kansas City Missouri Revenue Bonds	1,185	5.000	09/01/26	1,287
City of Kansas City Missouri Revenue Bonds	500	5.000	09/01/27	542
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/28	1,084
City of Kansas City Missouri Revenue Bonds	1,000	5.000	09/01/29	1,082
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,843
County of Boone Missouri Revenue Bonds	2,760	5.000	08/01/30	3,020
County of Boone Missouri Revenue Bonds	1,700	4.000	08/01/33	1,701
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds	1,540	5.000	11/15/31	1,734
Lees Summit Industrial Development Authority Revenue Bonds	1,550	5.000	08/15/36	1,525
Nixa Public Schools General Obligation Unlimited	500	5.000	03/01/33	548
				17,241
Nebraska - 0.7%
Central Plains Energy Project Revenue Bonds	1,565	5.000	09/01/32	1,702
Central Plains Energy Project Revenue Bonds	3,505	5.250	09/01/37	3,813
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,172
Nebraska Public Power District Revenue Bonds	1,000	5.000	01/01/29	1,116
Scotts Bluff County Hospital Authority Revenue Bonds	1,000	5.000	02/01/20	1,068
				9,871
Nevada - 1.4%
City of Reno Nevada General Obligation Limited	1,100	5.000	06/01/18	1,156
City of Reno Nevada General Obligation Limited	1,000	5.000	06/01/22	1,139
Clark County Department of Aviation Revenue Bonds(µ)	2,500	5.000	07/01/22	2,728
Clark County Water Reclamation District General Obligation Limited	3,640	5.000	07/01/22	4,214
Clark County Water Reclamation District General Obligation Limited	4,915	5.000	07/01/23	5,772
County of Clark Nevada Revenue Bonds	2,965	5.000	07/01/29	3,401
State of Nevada General Obligation Limited	2,590	5.000	04/01/21	2,935
				21,345
New Jersey - 5.5%
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/18	1,035
Camden County Improvement Authority Revenue Bonds	1,000	5.000	02/15/19	1,061
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/28	2,127
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/30	2,098
Camden County Improvement Authority Revenue Bonds	2,000	5.000	02/15/31	2,089
Camden County Improvement Authority Revenue Bonds	300	5.000	02/15/32	312
Casino Reinvestment Development Authority Revenue Bonds	600	5.000	11/01/18	621
Casino Reinvestment Development Authority Revenue Bonds	1,000	4.000	11/01/19	1,016
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,500	5.000	07/01/33	1,656
City of Bayonne New Jersey General Obligation Unlimited(µ)	1,865	5.000	07/01/34	2,050
City of Paterson New Jersey General Obligation Unlimited(µ)	1,180	5.000	01/15/23	1,316
City of Trenton New Jersey General Obligation Unlimited(µ)	1,680	5.000	07/15/23	1,889
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,641
New Jersey Economic Development Authority Revenue Bonds	6,435	5.000	06/15/19	6,718
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	2,949
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	80

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 259

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New Jersey Economic Development Authority Revenue Bonds	2,000	5.000	06/15/22	2,158
New Jersey Economic Development Authority Revenue Bonds	2,045	5.000	06/15/23	2,181
New Jersey Economic Development Authority Revenue Bonds(µ)	700	5.500	09/01/24	761
New Jersey Economic Development Authority Revenue Bonds	750	5.000	07/01/29	783
New Jersey Educational Facilities Authority Revenue Bonds(µ)	2,000	5.000	07/01/23	2,286
New Jersey Educational Facilities Authority Revenue Bonds(µ)	450	5.000	07/01/32	493
New Jersey Educational Facilities Authority Revenue Bonds(µ)	925	5.000	07/01/33	1,010
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	09/15/17	1,025
New Jersey Health Care Facilities Financing Authority Revenue Bonds	490	4.250	07/01/18	508
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,355	3.600	07/01/19	1,387
New Jersey Health Care Facilities Financing Authority Revenue Bonds	900	3.850	07/01/20	930
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)	1,000	5.000	07/01/27	1,117
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/28	1,135
New Jersey Health Care Facilities Financing Authority Revenue Bonds	480	5.000	07/01/29	533
New Jersey Health Care Facilities Financing Authority Revenue Bonds	300	5.000	07/01/30	331
New Jersey Health Care Facilities Financing Authority Revenue Bonds	1,000	5.000	07/01/31	1,108
New Jersey State Turnpike Authority Revenue Bonds	5,540	5.000	01/01/22	6,308
New Jersey State Turnpike Authority Revenue Bonds	3,485	5.000	01/01/23	4,023
New Jersey State Turnpike Authority Revenue Bonds	3,080	5.000	01/01/24	3,544
New Jersey State Turnpike Authority Revenue Bonds	2,500	5.000	01/01/27	2,827
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,046
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	830	5.500	12/15/18	876
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)	3,150	5.500	12/15/20	3,491
New Jersey Transportation Trust Fund Authority Revenue Bonds	2,260	5.000	06/15/29	2,384
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,000	5.000	06/15/30	3,072
Newark Housing Authority Revenue Bonds(µ)	350	5.000	12/01/20	386
State of New Jersey General Obligation Unlimited(µ)	2,080	5.500	07/15/18	2,200
Tobacco Settlement Financing Corp. Revenue Bonds	55	4.500	06/01/23	56
Tobacco Settlement Financing Corp. Revenue Bonds	1,245	5.000	06/01/29	1,210
Tobacco Settlement Financing Corp. Revenue Bonds	3,250	4.750	06/01/34	2,867
				81,694
New Mexico - 0.1%
County of Taos New Mexico Revenue Bonds(µ)	750	3.000	04/01/17	752
New Mexico Hospital Equipment Loan Council Revenue Bonds	555	5.000	08/01/25	658
				1,410
New York - 7.9%
Brooklyn Arena Local Development Corp. Revenue Bonds	1,125	5.000	07/15/28	1,291
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	385	5.000	07/01/20	421
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,551
Build NYC Resource Corp. Revenue Bonds(µ)	930	5.000	12/15/18	994
Build NYC Resource Corp. Revenue Bonds	1,445	5.000	08/01/19	1,559
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,636
City of New York New York General Obligation Unlimited	2,105	5.000	08/01/20	2,356
City of New York New York General Obligation Unlimited	2,550	5.000	08/01/21	2,914
City of New York New York General Obligation Unlimited	2,445	5.000	08/01/22	2,840
City of New York New York General Obligation Unlimited	6,420	5.000	08/01/23	7,541
City of Yonkers New York General Obligation Limited(µ)	615	5.000	03/15/25	684
County of Nassau New York General Obligation Limited(µ)	725	5.000	04/01/39	807
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/17	1,032
Metropolitan Transportation Authority Revenue Bonds(ae)	1,155	6.500	11/15/18	1,266
Metropolitan Transportation Authority Revenue Bonds	1,410	5.000	11/15/24	1,641
Metropolitan Transportation Authority Revenue Bonds	8,320	5.000	11/15/25	9,588
Metropolitan Transportation Authority Revenue Bonds	2,075	5.000	11/15/27	2,389
Metropolitan Transportation Authority Revenue Bonds	4,015	5.000	11/15/28	4,668
Metropolitan Transportation Authority Revenue Bonds	275	6.500	11/15/28	300
Metropolitan Transportation Authority Revenue Bonds	1,000	5.000	11/15/35	1,121
New York City Industrial Development Agency Revenue Bonds(µ)	1,535	5.000	01/01/31	1,539
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,004

See accompanying notes which are an integral part of this quarterly report.

260 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,175	5.000	05/01/21	2,481
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	2,180	5.000	11/01/21	2,512
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,058
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	1,785
New York State Dormitory Authority Revenue Bonds(ae)	5	5.250	02/15/19	5
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,098
New York State Dormitory Authority Revenue Bonds	995	5.250	02/15/21	1,076
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	205
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,704
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	838
New York State Dormitory Authority Revenue Bonds	6,700	5.000	12/15/23	7,819
New York State Dormitory Authority Revenue Bonds	700	5.000	07/01/24	795
New York State Dormitory Authority Revenue Bonds	6,790	5.000	07/01/26	7,820
New York State Dormitory Authority Revenue Bonds	1,710	5.000	12/15/28	1,978
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,724
New York State Energy Research & Development Authority Revenue Bonds(µ)(Ê)	3,190	0.433	03/01/27	3,074
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	811
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,682
New York State Thruway Authority Revenue Bonds	12,485	5.000	05/01/19	13,489
Rensselaer City School District Certificate Of Participation(µ)	485	5.000	06/01/20	535
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	981
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)	1,000	5.500	11/15/20	1,145
Triborough Bridge & Tunnel Authority Revenue Bonds	1,000	5.000	11/15/32	1,170
Triborough Bridge & Tunnel Authority Revenue Bonds	5,620	5.000	11/15/33	6,543
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,112
TSASC, Inc. New York Revenue Bonds	1,500	5.000	06/01/29	1,689
Westchester County Local Development Corp. Revenue Bonds	1,350	5.000	05/01/34	1,414
				117,685
North Carolina - 0.6%
North Carolina Capital Facilities Finance Agency Revenue Bonds	750	5.000	04/01/19	805
North Carolina Medical Care Commission Revenue Bonds	700	5.000	10/01/30	744
North Carolina Medical Care Commission Revenue Bonds	2,105	5.000	11/01/31	2,313
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	2,790
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,083
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,246
				8,981
North Dakota - 0.2%
City of Williston North Dakota Revenue Bonds(µ)	1,425	4.000	11/01/20	1,433
County of Burleigh North Dakota Revenue Bonds	460	5.000	07/01/29	524
County of Burleigh North Dakota Revenue Bonds	500	5.000	07/01/31	569
				2,526
Ohio - 5.2%
American Municipal Power, Inc. Revenue Bonds	1,790	5.000	02/15/34	1,986
American Municipal Power, Inc. Revenue Bonds	1,605	5.000	02/15/36	1,769
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	5,700	5.125	06/01/24	5,180
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	475	5.375	06/01/24	437
Buckeye Tobacco Settlement Financing Authority Revenue Bonds	2,650	5.875	06/01/30	2,405
City of Cincinnati Ohio General Obligation Unlimited	1,815	5.000	12/01/30	2,072
City of Cleveland Ohio Airport System Revenue Bonds(µ)	3,000	5.000	01/01/30	3,284
City of Cleveland Ohio Revenue Bonds	1,500	5.000	10/01/37	1,668
Clermont County Port Authority Revenue Bonds(µ)	200	5.000	12/01/23	231
Cleveland Municipal School District General Obligation Unlimited	1,100	5.000	12/01/27	1,263
County of Cuyahoga Ohio Certificate Of Participation	14,065	5.000	12/01/27	16,082
County of Cuyahoga Ohio Certificate Of Participation	1,990	5.000	12/01/28	2,265
County of Hamilton Ohio Revenue Bonds	1,350	5.000	01/01/31	1,393
County of Hamilton Ohio Revenue Bonds	1,890	5.250	06/01/32	2,126
County of Hamilton Ohio Sales Tax Revenue Bonds	225	5.000	12/01/21	258
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,241

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 261

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
County of Montgomery Ohio Revenue Bonds(Ê)	8,540	0.570	11/15/39	8,540
County of Montgomery Ohio Revenue Bonds(Ê)	5,100	0.590	11/15/39	5,100
Lakewood City School District General Obligation Unlimited	875	5.000	11/01/30	1,012
Middletown City School District General Obligation Unlimited	1,435	5.250	12/01/34	1,665
North Olmsted City School District General Obligation Unlimited	420	1.750	12/01/19	423
Ohio Air Quality Development Authority Revenue Bonds(Ê)	255	4.250	08/01/29	238
Ohio State Water Development Authority Revenue Bonds	6,085	5.000	06/01/21	6,952
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue
Bonds(Ê)	600	4.375	06/01/33	559
State of Ohio Revenue Bonds	3,500	5.000	12/15/22	4,034
State of Ohio Revenue Bonds	2,815	5.000	12/15/23	3,247
Toledo-Lucas County Port Authority Revenue Bonds	1,965	5.000	07/01/29	2,090
				77,520
Oklahoma - 0.3%
Lincoln County Educational Facilities Authority Revenue Bonds	680	5.000	09/01/27	780
Oklahoma County Finance Authority Revenue Bonds	1,000	5.000	09/01/21	1,134
Oklahoma Development Finance Authority Revenue Bonds	2,000	5.000	08/15/28	2,322
				4,236
Oregon - 0.3%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,109
Hospital Facilities Authority of Multnomah County Oregon Revenue Bonds	410	5.000	10/01/19	426
Morrow County School District No. 1 General Obligation Unlimited(µ)	1,955	5.500	06/15/21	2,273
				4,808
Pennsylvania - 4.0%
Allegheny County Higher Education Building Authority Revenue Bonds	410	5.000	10/15/19	435
Allegheny County Higher Education Building Authority Revenue Bonds	590	5.000	10/15/20	635
Allegheny County Higher Education Building Authority Revenue Bonds	615	5.000	10/15/21	669
Allegheny County Higher Education Building Authority Revenue Bonds	650	5.000	10/15/22	709
Allegheny County Higher Education Building Authority Revenue Bonds	790	5.000	10/15/26	856
Allegheny County Higher Education Building Authority Revenue Bonds	835	5.000	10/15/27	897
Allegheny County Higher Education Building Authority Revenue Bonds	870	5.000	10/15/28	928
Allegheny County Higher Education Building Authority Revenue Bonds	660	3.000	10/15/29	568
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,125
Bethlehem Authority Revenue Bonds(µ)	1,000	5.000	11/15/17	1,030
City of Philadelphia Pennsylvania General Obligation Unlimited(µ)	1,000	5.000	08/01/24	1,079
City of Philadelphia Pennsylvania General Obligation Unlimited	3,210	5.250	07/15/27	3,627
Commonwealth of Pennsylvania General Obligation Unlimited(µ)	1,300	5.375	07/01/17	1,324
Dallas Area Municipal Authority Revenue Bonds	430	4.000	05/01/18	437
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	665	5.000	11/01/25	756
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	970	5.000	11/01/26	1,100
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,120	5.000	11/01/27	1,270
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,140	5.000	11/01/28	1,289
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)	1,500	5.250	11/01/33	1,712
East Allegheny School District General Obligation Unlimited(µ)	350	3.000	04/01/19	357
General Authority of Southcentral Pennsylvania Revenue Bonds	360	5.000	12/01/28	402
Mifflin County School District General Obligation Limited(µ)	870	5.000	09/01/29	983
Mifflin County School District General Obligation Limited(µ)	1,000	5.000	09/01/30	1,123
North Penn Water Authority Revenue Bonds	1,190	5.000	11/01/30	1,344
Northampton County General Purpose Authority Revenue Bonds	285	5.000	10/01/30	312
Northampton County General Purpose Authority Revenue Bonds	150	5.000	10/01/31	165
Pennsylvania Economic Development Financing Authority Revenue Bonds	2,270	5.000	01/01/22	2,307
Pennsylvania Economic Development Financing Authority Revenue Bonds	580	5.000	07/01/22	584
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,179
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	700	5.000	07/01/31	756
Pennsylvania Turnpike Commission Revenue Bonds	1,000	5.000	12/01/22	1,161
Philadelphia Authority for Industrial Development Revenue Bonds	1,000	5.875	06/15/22	1,058
Philadelphia Authority for Industrial Development Revenue Bonds	2,000	8.000	01/01/33	2,265
School District of Philadelphia (The) General Obligation Limited(µ)	4,605	5.000	09/01/27	5,139

See accompanying notes which are an integral part of this quarterly report.

262 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
State Public School Building Authority Revenue Bonds	2,000	5.000	04/01/20	2,147
State Public School Building Authority Revenue Bonds	3,030	5.000	04/01/25	3,235
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/28	1,132
State Public School Building Authority Revenue Bonds(µ)	1,000	5.000	06/15/29	1,130
State Public School Building Authority Revenue Bonds	3,000	5.000	04/01/32	3,141
Township of Bensalem Pennsylvania General Obligation Unlimited	1,380	5.250	06/01/29	1,622
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue
Bonds	1,000	5.500	09/15/21	1,091
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	250	3.000	08/01/17	253
West Mifflin Sanitary Sewer Municipal Authority Revenue Bonds(µ)	225	4.000	08/01/18	235
West Mifflin School District General Obligation Limited(µ)	1,000	5.000	04/01/28	1,112
West Mifflin School District General Obligation Limited(µ)	3,045	4.000	04/01/30	3,059
Western Wayne School District General Obligation Unlimited(µ)	565	5.000	04/01/21	630
				60,368
Puerto Rico - 2.2%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	875	5.000	07/01/17	887
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	285	5.500	07/01/18	297
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	640	5.500	07/01/19	680
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	235	5.250	07/01/20	252
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/21	1,003
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	75	5.375	07/01/25	79
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	170	5.250	07/01/26	179
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	1,000	5.250	07/01/27	1,021
Commonwealth of Puerto Rico General Obligation Unlimited(µ)	3,250	5.000	07/01/35	3,326
Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue Bonds(µ)	3,050	5.000	07/01/28	3,109
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	1,400	5.000	07/01/18	1,405
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	100	5.000	07/01/20	100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	305	5.000	07/01/31	305
Puerto Rico Convention Center District Authority Revenue Bonds(µ)	500	4.500	07/01/36	488
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,000	5.000	07/01/19	1,002
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,815	5.000	07/01/21	1,818
Puerto Rico Electric Power Authority Revenue Bonds(µ)	215	4.000	07/01/23	217
Puerto Rico Electric Power Authority Revenue Bonds(µ)	1,940	5.000	07/01/26	1,963
Puerto Rico Electric Power Authority Revenue Bonds(µ)	205	4.375	07/01/30	201
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	300	4.125	07/01/18	301
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	715	5.500	07/01/26	785
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	950	5.000	07/01/27	955
Puerto Rico Highways & Transportation Authority Revenue Bonds(µ)	700	5.500	07/01/28	752
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,185	5.500	07/01/17	1,201
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,980	5.500	07/01/23	2,101
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	680	5.500	07/01/24	722
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	590	5.500	07/01/25	626
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	1,500	5.500	07/01/26	1,588
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)	60	5.500	07/01/27	63
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)	3,090	5.000	08/01/27	3,147
Puerto Rico Municipal Finance Agency Revenue Bonds(µ)	115	5.250	08/01/22	125
Puerto Rico Public Buildings Authority Revenue Bonds(µ)	2,480	5.500	07/01/17	2,514
				33,212
Rhode Island - 0.5%
Providence Public Buildings Authority Revenue Bonds(µ)	500	5.875	06/15/26	560
Rhode Island Commerce Corp. Revenue Bonds	1,000	5.000	06/15/26	1,175
Rhode Island Commerce Corp. Revenue Bonds	2,610	5.000	06/15/27	3,045
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,000	5.000	05/15/28	1,110
Rhode Island Health & Educational Building Corp. Revenue Bonds	1,250	5.000	05/15/29	1,381
				7,271
South Carolina - 1.0%
County of Greenwood South Carolina Revenue Bonds(µ)(Ê)	150	0.396	10/01/34	140
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,050	4.000	12/01/27	1,138

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 263

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Lee County School Facilities, Inc. Revenue Bonds(µ)	1,500	4.000	12/01/28	1,614
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,099
South Carolina State Public Service Authority Revenue Bonds	3,310	5.000	12/01/36	3,698
Spartanburg Regional Health Services District Revenue Bonds	5,560	5.000	04/15/32	6,011
Sumter Two School Facilities, Inc. Revenue Bonds(µ)	1,360	5.000	12/01/26	1,561
				15,261
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Revenue Bonds	1,000	5.000	11/01/35	1,094

Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds	600	5.000	10/01/26	692
Chattanooga Industrial Development Board Revenue Bonds(µ)	2,000	5.000	10/01/30	2,049
Chattanooga-Hamilton County Hospital Authority Revenue Bonds	630	5.000	10/01/23	717
Knox County Health Educational & Housing Facility Board Revenue Bonds	1,750	5.000	04/01/29	1,950
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	340	5.000	10/01/28	377
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
Revenue Bonds	2,200	5.000	07/01/35	2,426
				8,211
Texas - 9.1%
Arlington Higher Education Finance Corp. Revenue Bonds	1,000	5.000	08/15/26	1,156
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/23	1,162
Austin Community College District Public Facility Corp. Revenue Bonds	1,000	5.000	08/01/24	1,170
Bexar County Health Facilities Development Corp. Revenue Bonds	1,765	4.000	07/15/31	1,703
Central Texas Regional Mobility Authority Revenue Bonds	1,200	5.000	01/01/35	1,297
Central Texas Turnpike System Revenue Bonds	500	5.000	08/15/23	570
City of Beaumont Texas Waterworks & Sewer System Revenue Bonds(µ)	425	4.000	09/01/18	443
City of Corpus Christi Texas Utility System Revenue Bonds	1,660	5.000	07/15/22	1,908
City of Donna Texas Revenue Bonds(µ)	1,090	5.000	02/15/31	1,224
City of El Paso Texas Water & Sewer Revenue Bonds	2,890	5.000	03/01/25	3,389
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,342
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,525
City of Houston Texas Airport System Revenue Bonds	560	5.000	07/01/25	635
City of Houston Texas Airport System Revenue Bonds	900	5.000	07/01/29	1,010
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,100
City of Lubbock Texas General Obligation Limited	5,000	5.000	02/15/19	5,379
City of San Antonio Texas Water System Revenue Bonds	2,250	5.000	05/15/24	2,496
Clifton Higher Education Finance Corp. Revenue Bonds	400	4.000	08/15/18	416
Conroe Independent School District General Obligation Unlimited(ae)	225	5.000	02/15/20	249
Conroe Independent School District General Obligation Unlimited	860	5.000	02/15/25	947
County of Fort Bend Texas General Obligation Limited	3,740	5.000	03/01/23	4,365
Dallas/Fort Worth International Airport Revenue Bonds	3,395	5.000	11/01/27	3,870
Dallas/Fort Worth International Airport Revenue Bonds	1,000	5.250	11/01/28	1,165
Dallas/Fort Worth International Airport Revenue Bonds	1,340	5.000	11/01/29	1,494
Dallas/Fort Worth International Airport Revenue Bonds	2,000	5.250	11/01/29	2,329
Dallas/Fort Worth International Airport Revenue Bonds	1,825	5.000	11/01/30	2,032
Dallas/Fort Worth International Airport Revenue Bonds	1,500	5.250	11/01/30	1,743
Decatur Hospital Authority Revenue Bonds	1,250	5.250	09/01/29	1,333
Dickinson Independent School District General Obligation Unlimited	2,050	4.000	02/15/29	2,221
Goose Creek Consolidated Independent School District General Obligation Unlimited	915	5.000	02/15/24	1,030
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds	1,385	6.375	01/01/33	1,555
Harris County-Houston Sports Authority Revenue Bonds	1,000	5.000	11/15/26	1,130
Harris County-Houston Sports Authority Revenue Bonds	750	5.000	11/15/27	843
Harris County-Houston Sports Authority Revenue Bonds	2,265	5.000	11/15/29	2,516
Harris County-Houston Sports Authority Revenue Bonds	1,215	5.000	11/15/31	1,338
Houston Higher Education Finance Corp. Revenue Bonds(ae)	650	6.500	05/15/21	780
Houston Higher Education Finance Corp. Revenue Bonds	1,600	5.000	08/15/28	1,850
Karnes County Hospital District Revenue Bonds	840	4.000	02/01/19	856

See accompanying notes which are an integral part of this quarterly report.

264 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal			Fair
	Amount ($)	Rate	Date of	Value
	or Shares	%	Maturity	$
Karnes County Hospital District Revenue Bonds	2,020	5.000	02/01/29	2,169
Kerrville Health Facilities Development Corp. Revenue Bonds	1,100	4.000	08/15/19	1,149
Lower Colorado River Authority Revenue Bonds	3,585	5.500	05/15/31	4,177
Midlothian Industrial Development Corp. Revenue Bonds(Ê)	6,300	0.730	08/01/34	6,300
New Hope Cultural Education Facilities Corp. Revenue Bonds	565	5.000	04/01/21	619
New Hope Cultural Education Facilities Corp. Revenue Bonds	650	5.000	04/01/22	719
New Hope Cultural Education Facilities Corp. Revenue Bonds	180	4.625	04/01/23	197
New Hope Cultural Education Facilities Corp. Revenue Bonds	500	5.000	04/01/29	547
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,160	5.000	04/01/35	1,315
New Hope Cultural Education Facilities Corp. Revenue Bonds	1,545	5.000	04/01/36	1,746
North East Texas Regional Mobility Authority Revenue Bonds	1,935	5.000	01/01/31	2,126
North Texas Tollway Authority Revenue Bonds(ae)	840	6.000	01/01/18	878
North Texas Tollway Authority Revenue Bonds	120	6.000	01/01/24	125
North Texas Tollway Authority Revenue Bonds	3,840	5.000	01/01/29	4,363
Reagan Hospital District of Reagan County General Obligation Limited	860	2.500	02/01/19	852
Reagan Hospital District of Reagan County General Obligation Limited	910	3.250	02/01/21	909
Reagan Hospital District of Reagan County General Obligation Limited	500	5.000	02/01/29	519
Reagan Hospital District of Reagan County General Obligation Limited	3,000	5.000	02/01/34	3,066
Royal Independent School District General Obligation Unlimited	1,545	5.000	02/15/28	1,872
State of Texas General Obligation Unlimited	2,910	5.000	04/01/22	3,372
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	100	2.500	12/01/18	100
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	2,000	4.000	05/15/27	1,938
Tarrant Regional Water District Revenue Bonds	6,000	5.000	03/01/21	6,795
Tarrant Regional Water District Revenue Bonds	1,150	5.000	03/01/22	1,327
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds	3,775	6.250	12/15/26	4,451
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	900	5.000	12/15/24	987
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds	3,515	5.000	12/15/27	3,819
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,670
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,450
Texas Public Finance Authority Revenue Bonds	10,985	4.000	07/01/17	11,014
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds	300	4.000	08/15/18	313
Viridian Municipal Management District General Obligation Unlimited(µ)	1,000	6.000	12/01/27	1,236
Viridian Municipal Management District General Obligation Unlimited(µ)	500	6.000	12/01/32	615
Viridian Municipal Management District General Obligation Unlimited(µ)	995	6.000	12/01/33	1,222
				136,528
Utah - 0.3%
County of Salt Lake Utah Revenue Bonds(Ê)	2,000	5.000	12/01/33	2,058
Utah State Charter School Finance Authority Revenue Bonds	465	5.250	10/15/28	529
Utah State Charter School Finance Authority Revenue Bonds	1,215	5.000	10/15/33	1,320
				3,907
Vermont - 0.0%
City of Burlington Vermont Airport Revenue Bonds(µ)	540	5.000	07/01/24	601

Virgin Islands - 1.0%
Virgin Islands Public Finance Authority Revenue Bonds	3,885	5.000	10/01/18	3,429
Virgin Islands Public Finance Authority Revenue Bonds	1,000	4.000	10/01/22	698
Virgin Islands Public Finance Authority Revenue Bonds	8,550	5.000	10/01/29	8,209
Virgin Islands Public Finance Authority Revenue Bonds	670	5.250	10/01/29	481
Virgin Islands Public Finance Authority Revenue Bonds	2,110	6.750	10/01/37	1,635
				14,452
Virginia - 0.8%
Ballston Quarter Community Development Authority Tax Allocation	500	5.000	03/01/26	489
Ballston Quarter Community Development Authority Tax Allocation	1,000	5.125	03/01/31	967
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	695
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,053
County of Fairfax Virginia General Obligation Unlimited	1,000	5.000	04/01/18	1,046
Henrico County Economic Development Authority Revenue Bonds	1,490	5.000	11/01/30	1,649
Virginia College Building Authority Revenue Bonds	530	5.000	07/01/19	552

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 265

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal				Fair
	Amount ($)		Rate	Date of	Value
	or Shares		%	Maturity	$
Virginia College Building Authority Revenue Bonds	585		5.000	07/01/20	616
Virginia College Building Authority Revenue Bonds	710		5.250	07/01/30	763
Virginia Resources Authority Revenue Bonds	3,795		5.000	11/01/21	4,377
					12,207
Washington - 3.5%
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,760		5.000	05/01/20	6,425
City of Seattle Washington Municipal Light & Power Revenue Bonds	5,545		5.000	05/01/21	6,330
City of Seattle Washington Municipal Light & Power Revenue Bonds	2,820		5.000	05/01/22	3,282
County of King Washington Sewer Revenue Bonds	3,085		5.000	01/01/28	3,545
Energy Northwest Revenue Bonds	2,000		5.000	07/01/19	2,176
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,060		3.750	09/01/19	1,067
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds	1,000		4.500	09/01/22	1,017
Mason County School District No. 309 Shelton General Obligation Unlimited(µ)	1,115		5.000	12/01/18	1,194
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,104
Port of Seattle Washington Revenue Bonds	1,285		5.000	03/01/23	1,498
State of Washington General Obligation Unlimited	1,000		5.000	07/01/17	1,017
State of Washington General Obligation Unlimited	3,825		5.000	02/01/25	4,569
State of Washington Revenue Bonds	8,000		5.000	09/01/20	8,930
Washington Health Care Facilities Authority Revenue Bonds	270		5.000	03/01/18	281
Washington Health Care Facilities Authority Revenue Bonds	700		5.000	07/01/30	788
Washington Health Care Facilities Authority Revenue Bonds(Ê)	7,200		0.520	08/15/41	7,200
Washington State Housing Finance Commission Revenue Bonds	1,400		4.375	01/01/21	1,402
					51,825
West Virginia - 0.2%
County of Mason West Virginia Revenue Bonds(Ê)	1,000		1.625	10/01/22	996
West Virginia Hospital Finance Authority Revenue Bonds(µ)(Ê)	450		0.595	02/15/34	409
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,540
					2,945
Wisconsin - 1.3%
City of Marshfield Wisconsin Electric System Revenue Bonds	4,000		5.500	12/01/30	4,556
Public Finance Authority Revenue Bonds	1,250		5.125	11/15/29	1,280
State of Wisconsin General Obligation Unlimited	4,250		5.000	11/01/20	4,798
Wisconsin Department of Transportation Revenue Bonds(µ)	1,500		5.000	07/01/19	1,633
Wisconsin Department of Transportation Revenue Bonds	5,950		5.000	07/01/22	6,911
					19,178
Wyoming - 0.1%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,064
County of Sweetwater Wyoming Revenue Bonds	1,000		5.000	12/15/18	1,032
					2,096
Total Municipal Bonds (cost $1,458,312)					1,471,176

Short-Term Investments - 0.5%
U.S. Cash Management Fund	8,486,661	(8)			8,488
Total Short-Term Investments (cost $8,488)					8,488

Total Investments 99.1% (identified cost $1,466,800)					1,479,664
Other Assets and Liabilities, Net - 0.9%					12,824
Net Assets - 100.0%					1,492,488

See accompanying notes which are an integral part of this quarterly report.

266 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Municipal Bonds
Alabama	$—	$31,137	$—	$—	$31,137
Alaska	—	4,475	—	—	4,475
Arizona	—	32,984	—	—	32,984
Arkansas	—	1,891	—	—	1,891
California	—	112,739	—	—	112,739
Colorado	—	37,294	—	—	37,294
Connecticut	—	27,308	—	—	27,308
District of Columbia	—	3,368	—	—	3,368
Florida	—	125,183	—	—	125,183
Georgia	—	15,554	—	—	15,554
Guam	—	20,372	—	—	20,372
Idaho	—	7,872	—	—	7,872
Illinois	—	156,252	—	—	156,252
Indiana	—	14,796	—	—	14,796
Iowa	—	11,805	—	—	11,805
Kansas	—	4,579	—	—	4,579
Kentucky	—	8,347	—	—	8,347
Louisiana	—	35,238	—	—	35,238
Maryland	—	7,909	—	—	7,909
Massachusetts	—	18,116	—	—	18,116
Michigan	—	50,041	—	—	50,041
Minnesota	—	12,187	—	—	12,187
Mississippi	—	15,256	—	—	15,256
Missouri	—	17,241	—	—	17,241
Nebraska	—	9,871	—	—	9,871
Nevada	—	21,345	—	—	21,345
New Jersey	—	81,694	—	—	81,694
New Mexico	—	1,410	—	—	1,410
New York	—	117,685	—	—	117,685
North Carolina	—	8,981	—	—	8,981
North Dakota	—	2,526	—	—	2,526
Ohio	—	77,520	—	—	77,520
Oklahoma	—	4,236	—	—	4,236
Oregon	—	4,808	—	—	4,808
Pennsylvania	—	60,368	—	—	60,368
Puerto Rico	—	33,212	—	—	33,212
Rhode Island	—	7,271	—	—	7,271
South Carolina	—	15,261	—	—	15,261
South Dakota	—	1,094	—	—	1,094
Tennessee	—	8,211	—	—	8,211
Texas	—	136,528	—	—	136,528
Utah	—	3,907	—	—	3,907
Vermont	—	601	—	—	601
Virgin Islands	—	14,452	—	—	14,452
Virginia	—	12,207	—	—	12,207
Washington	—	51,825	—	—	51,825
West Virginia	—	2,945	—	—	2,945

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund 267

Russell Investment Company
Russell Tax Exempt Bond Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Wisconsin	—	19,178	—	—	19,178
Wyoming	—	2,096	—	—	2,096
Short-Term Investments	—	—	—	8,488	8,488

Total Investments	$—	$1,471,176	$—	$8,488	$1,479,664

(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

268 Russell Tax Exempt Bond Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal		Fair	Principal	Fair
	Amount ($)		Value	Amount ($)	Value
	or Shares		$	or Shares	$
Short-Term Investments - 95.5%
U.S. Cash Management Fund(a)	671,492,376	(8)	671,627	Total Investments 95.5%
United States Treasury Bills				(identified cost $701,402)	701,515
0.436% due 02/16/17 (§)(ç)(~)	17,800		17,797
0.490% due 03/09/17 (§)(ç)(~)	1,100		1,099	Other Assets and Liabilities,
0.512% due 03/16/17 (§)(ç)(~)	7,200		7,196	Net - 4.5%	33,185
0.487% due 04/13/17 (§)(~)	3,800		3,796	Net Assets - 100.0%	734,700
Total Short-Term Investments
(cost $701,402)			701,515

(a) U.S. Cash Management Fund is an investment fund which is valued daily and allows redemptions on a daily basis. The fund exists primarily for the investment and reinvestment of cash balances held by Russell Investment Company and Russell Investment Funds. Russell Commodity
Strategies Fund’s ownership in the U.S. Cash Management Fund includes proportional ownership in short term United States Treasury Bills and
Notes with approximate aggregate values of $90,174,387 which represents 12.70% of Russell Commodity Strategies Fund’s net assets.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 269

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Natural Gas Futures	58	USD	1,808	02/17	57
Natural Gas Futures	58	USD	1,836	03/17	(54)
Natural Gas Futures	20	USD	686	02/18	13
Natural Gas Futures	20	USD	585	03/18	(2)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					14

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Bloomberg Brent Crude Subindex	Merrill Lynch	USD	9	04/04/17	—
Bloomberg Brent Crude Subindex	UBS	USD	7	06/08/17	—
Bloomberg Brent Crude Subindex	UBS	USD	5	06/08/17	—
Bloomberg Brent Crude Subindex	UBS	USD	24	06/08/17	—
Bloomberg Brent Crude Subindex	UBS	USD	14	06/08/17	—
Bloomberg Brent Crude Subindex	UBS	USD	5	06/08/17	—
Bloomberg Brent Crude Subindex	UBS	USD	5	06/08/17	—
Bloomberg Brent Crude Subindex	UBS	USD	15	06/08/17	—
Bloomberg Coffee Subindex	Merrill Lynch	USD	37	04/04/17	—
Bloomberg Coffee Subindex	UBS	USD	137	08/16/17	—
Bloomberg Commodity Index 2 Month Forward Total
Return	BNP Paribas	USD	64	03/01/17	(308)
Bloomberg Commodity Index 2 Month Forward Total
Return	Morgan Stanley	USD	28	03/01/17	(136)
Bloomberg Commodity Index 2 Month Forward Total
Return	Societe Generale	USD	17	03/01/17	(83)
Bloomberg Commodity Index 2 Month Forward Total
Return	UBS	USD	34	03/01/17	(167)
Bloomberg Commodity Index	Merrill Lynch	USD	396	04/04/17	—
Bloomberg Commodity Index	UBS	USD	823	04/20/17	—
Bloomberg Commodity Subindex	Societe Generale	USD	47	03/01/17	(110)
Bloomberg Commodity Subindex	UBS	USD	136	03/01/17	(317)
Bloomberg Copper Index	Merrill Lynch	USD	13	04/04/17	—
Bloomberg Copper Subindex	Merrill Lynch	USD	7	04/04/17	—
Bloomberg Corn Subindex	Merrill Lynch	USD	120	04/04/17	—
Bloomberg Corn Subindex	Merrill Lynch	USD	207	04/04/17	—
Bloomberg Cotton Subindex	Merrill Lynch	USD	93	04/04/17	—
Bloomberg Gold Subindex	Merrill Lynch	USD	80	07/13/17	—
Bloomberg Gold Subindex	Merrill Lynch	USD	13	07/13/17	—
Bloomberg Heat Oil Subindex	Merrill Lynch	USD	44	07/13/17	—
Bloomberg Kansas Wheat Subindex	Merrill Lynch	USD	30	04/04/17	—
Bloomberg Lean Hogs Subindex	Merrill Lynch	USD	214	04/04/17	—
Bloomberg Lean Hogs Subindex	UBS	USD	129	08/16/17	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	45	04/04/17	—
Bloomberg Live Cattle Subindex	Merrill Lynch	USD	23	04/04/17	—
Bloomberg Natural Gas Subindex	Merrill Lynch	USD	13,500	07/13/17	—
Bloomberg Natural Gas Subindex	UBS	USD	4,736	06/08/17	—
Bloomberg Natural Gas Subindex	UBS	USD	1,119	06/08/17	—
Bloomberg Natural Gas Subindex	UBS	USD	455	06/08/17	—
Bloomberg Natural Gas Subindex 3 Month Forward	UBS	USD	279	06/08/17	—
Bloomberg Nickel Subindex	Merrill Lynch	USD	26	07/13/17	—
Bloomberg Silver Subindex	Merrill Lynch	USD	27	07/13/17	—
Bloomberg Soy Meal Subindex	Merrill Lynch	USD	4	04/04/17	—
Bloomberg Soybean Oil Subindex	Merrill Lynch	USD	73	04/04/17	—
Bloomberg Soybeans Subindex	Merrill Lynch	USD	11	04/04/17	—
Bloomberg Soybeans Subindex	Merrill Lynch	USD	12	04/04/17	—
Bloomberg Sugar Subindex	Merrill Lynch	USD	27	04/04/17	—
Bloomberg Sugar Subindex	UBS	USD	2	08/16/17	—
Bloomberg Unleaded Gasoline Subindex	Merrill Lynch	USD	14	04/04/17	—
Bloomberg Unleaded Gasoline Subindex	UBS	USD	2	06/08/17	—
Bloomberg WTI Crude Oil Subindex	Merrill Lynch	USD	15	04/04/17	—
Bloomberg WTI Crude Oil Subindex	Merrill Lynch	USD	16	04/04/17	—
Bloomberg WTI Crude Oil Subindex	UBS	USD	15	06/08/17	—
Bloomberg WTI Crude Oil Subindex	UBS	USD	57	06/08/17	—

See accompanying notes which are an integral part of this quarterly report.

270 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2017 (Unaudited)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Bloomberg WTI Crude Oil Subindex	UBS	USD	15	06/08/17	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	UBS	USD	28	06/08/17	—
Bloomberg WTI Crude Oil Subindex 3 Month Forward	UBS	USD	27	06/08/17	—
Bloomberg Zinc Subindex	Merrill Lynch	USD	157	04/04/17	—
Cargill Custom Index(#)	Cargill	USD	1,624	03/31/17	—
Macquarie Commodity Customized Product(#)(#)	Maquarie	USD	411	03/01/17	(367)
Merrill Lynch Commodity Index eXtra BIN1 Index(#)
(#)(#)	Bank of America	USD	398	02/28/17	—
Merrill Lynch Commodity Index eXtra CS2T Index(#)(#)
(#)(#)	Bank of America	USD	458	03/01/17	(429)
Russell Core Commodity Diversified Index(#)(#)(#)(#)(#)	Newedge Group	USD	141	12/31/49	1,221
Societe Generale P04T Index(#)(#)(#)(#)(#)(#)(#)	Societe Generale	USD	203	03/01/17	(228)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(924)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The fixed fees embedded in the total return swaps held as of January 31, 2017 ranged from 0.00% to 0.35%. The floating rate fees were all based on the 3-month Treasury Bill rate plus a fee ranging from 0.138% to 0.296%.
(#) The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:

Description	% Weights
Gold	15.2
Wheat	11.9
Copper	10.7
Brent Crude Oil	10.2
Natural Gas	9.9
WTI Crude Oil	9.4
Soybeans	7.8
Aluminum	6.4
Silver	5.8
London Cocoa	5.3
Heating Oil	4.8
Unleaded Gasoline	4.7
Sugar	4.3
Soybean Meal	4.0
Zinc	3.9
Soybean Oil	3.6
Coffee	3.4
Nickel	3.2
Live Cattle	3.1
Kansas Wheat	1.6
Lean Hogs	(2.5)
Corn	(6.2)
Cocoa	(6.7)
Cotton	(13.8)
Total	100.0

(##) The following table represents the individual commodity positions underlying the Macquarie Commodity Customized Product swap contract:

Description	% Weights
Gold	11.4
Copper	8.3
Brent Crude Oil	7.6
Natural Gas	7.6
Corn	7.3

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 271

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2017 (Unaudited)

WTI Crude Oil	6.9
Soybeans	5.9
Aluminum	4.9
Silver	4.3
Heating Oil	3.6
Live Cattle	3.6
Unleaded Gasoline	3.5
Sugar	3.4
Wheat	3.2
Zinc	3.0
Soybean Meal	3.0
Soybean Oil	2.7
Nickel	2.5
Coffee	2.5
Lean Hogs	2.2
Cotton	1.4
Kansas Wheat	1.2
Total	100.0

(###) The following table represents the individual commodity positions underlying the Merrill Lynch Commodity Index eXtra BIN1 Index swap contract:

Description	% Weights
Natural Gas	16.7
Gold	14.1
Copper	10.8
Soybeans	8.0
Aluminum	6.3
Unleaded Gasoline	6.3
Sugar	5.7
Silver	5.7
Zinc	5.0
Soybean Oil	4.0
Soybean Meal	4.0
Live Cattle	3.6
Nickel	3.3
Lean Hogs	2.6
Cotton	2.0
Brent Crude Oil	1.9
Total	100.0

(####) The following table represents the individual commodity positions underlying the Merrill Lynch Commodity Index eXtra CS2T Index swap contract:

Description	% Weights
Gold	11.4
Copper	8.3
Brent Crude Oil	7.6
Natural Gas	7.6
Corn	7.3
WTI Crude Oil	6.8
Soybeans	5.9
Aluminum	4.9
Silver	4.3
Heating Oil	3.6
Live Cattle	3.6

See accompanying notes which are an integral part of this quarterly report.

272 Russell Commodity Strategies Fund

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2017 (Unaudited)

Unleaded Gasoline	3.5
Sugar	3.3
Wheat	3.2
Zinc	3.0
Soybean Meal	3.0
Soybean Oil	2.8
Nickel	2.5
Coffee	2.5
Lean Hogs	2.2
Cotton	1.5
Kansas Wheat	1.2
Total	100.0

(#####) The following table represents the individual commodity positions underlying the Russell Core Commodity Diversified Index swap contract:

Description	% Weights
Brent Crude Oil	12.6
Gold	10.9
WTI Crude Oil	8.0
Copper	8.0
Corn	7.2
Natural Gas	7.1
Aluminum	5.2
Silver	5.0
Gasoline RBOB	4.9
Soybeans	4.4
Heating Oil	4.2
Nickel	3.7
Wheat	3.2
Soybean Meal	3.1
Zinc	2.9
Coffee	2.4
Soybean Oil	1.8
Sugar	1.6
Kansas Wheat	1.5
Live Cattle	1.4
Lean Hogs	0.7
Cotton	0.2
Total	100.0

(######) The following table represents the individual commodity positions underlying the Societe Generale Commodity PO4T Index swap contract:

Description	% Weights
Gold	11.3
Copper	8.3
Brent Crude Oil	7.6
Natural Gas	7.5
Corn	7.3
WTI Crude Oil	6.9
Soybeans	5.9
Aluminum	4.9
Silver	4.3
Unleaded Gasoline	3.6
Heating Oil	3.6
Live Cattle	3.6

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund 273

Russell Investment Company
Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — January 31, 2017 (Unaudited)

Sugar	3.4
Wheat	3.2
Zinc	3.0
Soybean Meal	3.0
Soybean Oil	2.7
Nickel	2.5
Coffee	2.5
Lean Hogs	2.2
Cotton	1.5
Kansas Wheat	1.2
Total	100.0

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Short-Term Investments	$—	$29,888	$—	$671,627	$701,515
Total Investments	—	29,888	—	671,627	701,515

Other Financial Instruments
Assets
Futures Contracts	70	—	—	—	70

Total Return Swap Contracts	—	1,221	—	—	1,221

Liabilities
Futures Contracts	(56)	—	—	—	(56)
Total Return Swap Contracts	—	(2,145)	—	—	(2,145)
Total Other Financial Instruments*	$14	$(924)	$—	$—	$(910)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

274 Russell Commodity Strategies Fund

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 94.2%			COSCO SHIPPING Ports, Ltd.	8,076,425	8,034
Australia - 8.8%			ENN Energy Holdings, Ltd.	200,147	986
APA Group	561,145	3,587	Hopewell Highway Infrastructure, Ltd.	364,091	192
Aurizon Holdings, Ltd.	420,750	1,601	Jiangsu Expressway Co., Ltd. Class H	5,375,953	6,726
AusNet Services(Æ)	5,779,247	6,929	Towngas China Co., Ltd.(Æ)	203,222	111
DUET Group	110,575	235			37,393
Macquarie Atlas Roads Group	846,282	3,221
Spark Infrastructure Group	6,022,364	10,739	France - 5.3%
Sydney Airport	1,163,609	5,161	Aeroports de Paris	87,778	9,749
Transurban Group - ADR(Æ)	7,621,119	58,966	Engie SA	85,404	1,022
		90,439	Eutelsat Communications SA	32,199	550
			Groupe Eurotunnel SE	3,089,587	28,759
Austria - 0.2%			Rubis SCA	69,265	5,831
Flughafen Wien AG	71,858	2,029	Suez Environnement Co.	30,403	461
Oesterreichische Post AG(Æ)	4,433	161	Veolia Environnement SA	55,714	951
		2,190	Vinci SA	97,119	6,830
					54,153
Belgium - 0.1%
bpost SA	17,382	421	Germany - 1.5%
Elia System Operator SA	8,678	433	Fraport AG Frankfurt Airport Services
		854	Worldwide	228,624	13,675
			Innogy SE(Æ)(Þ)	59,479	2,033
Bermuda - 0.1%					15,708
Brookfield Renewable Partners, LP(Ñ)	35,420	1,067
China Everbright Water, Ltd.	1,092,406	333	Hong Kong - 0.9%
		1,400	Cheung Kong Infrastructure Holdings,
			Ltd.	68,300	549
Brazil - 1.1%			CLP Holdings, Ltd.	114,110	1,118
CCR SA	825,595	4,064	Hong Kong & China Gas Co., Ltd.	433,100	816
Cia de Saneamento Basico do Estado de			MTR Corp., Ltd.	166,016	845
Sao Paulo(Æ)	78,559	782	Power Assets Holdings, Ltd.	640,559	6,135
CPFL Energias Renovaveis SA(Æ)	37,155	142			9,463
Transmissora Alianca de Energia
Eletrica SA	889,430	6,057	India - 0.3%
		11,045	Power Grid Corp. of India, Ltd.	1,006,961	3,068

Canada - 8.5%			Indonesia - 0.0%
AltaGas, Ltd. - ADR(Ñ)	5,130	122	Tower Bersama Infrastructure Tbk PT	1,152,008	427
Brookfield Infrastructure Partners, LP(Ñ)	117,492	4,106
Canadian Pacific Railway, Ltd.	4,789	724	Italy - 4.3%
Emera, Inc.	50,911	1,778	Atlantia SpA	1,544,347	35,168
Enbridge, Inc.(Ñ)	809,689	34,477	Ei Towers SpA(Æ)	22,041	1,221
Inter Pipeline, Ltd.	50,065	1,086	Hera SpA	353,025	825
Keyera Corp.	61,411	1,803	Infrastrutture Wireless Italiane SpA(Þ)	1,008,107	4,786
Pembina Pipeline Corp.	136,780	4,243	Snam Rete Gas SpA	563,840	2,148
TransCanada Corp.	544,386	25,690			44,148
Veresen, Inc.	68,918	701
Waste Connections, Inc.	152,443	12,241	Japan - 3.3%
Westshore Terminals Investment Corp.	11,997	235	Central Japan Railway Co.	14,000	2,260
		87,206	East Japan Railway Co.	100,275	9,065
			Japan Airport Terminal Co., Ltd.(Ñ)	42,592	1,525
Chile - 0.3%			Kamigumi Co., Ltd.	750,891	7,287
Aguas Andinas SA Class A	4,442,182	2,410	Park24 Co., Ltd.	55,366	1,525
Enel Chile SA - ADR	51,182	247	Tokyo Gas Co., Ltd.	1,902,000	8,403
		2,657	West Japan Railway Co.	57,300	3,728
					33,793
China - 3.6%
Beijing Capital International Airport Co.,			Luxembourg - 0.1%
Ltd. Class H	1,260,000	1,219	SES SA	48,465	944
China Everbright International, Ltd.	1,835,992	2,229
China Merchants Port Holdings Co., Ltd.	5,586,142	14,957	Malaysia - 0.1%
China Resources Gas Group, Ltd.	924,540	2,939	Petronas Gas BHD	78,230	369

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 275

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Westports Holdings BHD	92,876	87	Scottish & Southern Energy PLC	583,335	10,949
		456	Severn Trent PLC Class H	148,957	4,268
			United Utilities Group PLC	578,358	6,679
Mexico - 1.5%					56,110
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR	52,788	1,806	United States - 37.0%
Grupo Aeroportuario del Pacifico SAB de			Alliant Energy Corp.	107,653	4,053
CV Class B	779,877	6,042	Ameren Corp.	82,461	4,342
Grupo Aeroportuario del Pacifico SAB de			American Electric Power Co., Inc.	123,747	7,927
CV - ADR	38,112	2,947	American Tower Corp.(ö)	59,600	6,169
Infraestructura Energetica Nova SAB			American Water Works Co., Inc.	45,982	3,377
de CV	189,093	835	Antero Midstream Partners, LP	21,343	715
OHL Mexico SAB de CV	3,450,450	3,269	Atmos Energy Corp.	83,821	6,386
Promotora y Operadora de			Boardwalk Pipeline Partners, LP(Ñ)	345,228	6,373
Infraestructura SAB de CV Class			CenterPoint Energy, Inc.	14,017	367
L(Æ)	110,262	717	Cheniere Energy, Inc.(Æ)	138,233	6,587
Promotora y Operadora de			Chesapeake Utilities Corp.	5,377	352
Infraestructura SAB de CV(Æ)	1,910	17	CMS Energy Corp.	207,442	8,837
		15,633	Connecticut Water Service, Inc.	4,185	226
			Covanta Holding Corp.	22,818	367
Netherlands - 0.7%			Crown Castle International Corp.(ö)	233,273	20,488
Koninklijke Vopak NV	167,242	7,186	CSX Corp.	17,895	830
			Digital Realty Trust, Inc.(ö)	15,854	1,706
New Zealand - 1.3%			Dominion Resources, Inc.	219,976	16,780
Auckland International Airport, Ltd.	1,831,765	9,201	DTE Energy Co.	17,019	1,679
Infratil, Ltd.	989,100	2,078	Duke Energy Corp.	46,258	3,633
Port of Tauranga, Ltd.(Ñ)	638,034	1,960	Edison International	68,374	4,983
Vector, Ltd.	3,352	8	El Paso Electric Co.	57,487	2,639
		13,247	Enbridge Energy Management LLC(Æ)
Norway - 0.0%			(Ñ)	262,476	4,945
Hafslund ASA Class B	37,463	404	Enterprise Products Partners, LP(Ñ)	523,254	14,824
			Eversource Energy	157,950	8,738
Singapore - 0.7%			Genesee & Wyoming, Inc. Class A(Æ)	62,360	4,699
CitySpring Infrastructure Trust(Æ)(Ñ)	5,482,470	1,922	Great Plains Energy, Inc.	85,692	2,361
ComfortDelGro Corp., Ltd.	1,116,855	1,910	Kansas City Southern	45,444	3,904
Hutchison Port Holdings Trust Class U	2,576,026	1,095	Kinder Morgan, Inc.	1,931,441	43,148
Keppel DC (Æ)(ö)	127,964	108	Laclede Group, Inc. (The)	2,111	137
Parkway Life Real Estate Investment			Macquarie Infrastructure Corp.	52,741	3,955
Trust(Æ)(ö)	889,117	1,533	Magellan Midstream Partners, LP(Ñ)	52,028	4,164
SATS, Ltd.	266,968	1,001	New Jersey Resources Corp.	33,526	1,264
		7,569	NextEra Energy, Inc.	236,431	29,251
			NiSource, Inc.	426,749	9,546
Spain - 7.1%			Noble Midstream Partners, LP(Ñ)	16,548	719
Abertis Infraestructuras SA	1,534,687	21,984	ONE Gas, Inc.	13,926	900
Aena SA(Þ)	172,794	25,109	ONEOK, Inc.	40,338	2,223
Cellnex Telecom SA(Þ)	107,595	1,534	Pattern Energy Group, Inc. Class A	60,137	1,187
Enagas SA	94,637	2,326	PG&E Corp.	543,414	33,632
Endesa SA - ADR	32,825	676	Pinnacle West Capital Corp.	12,153	943
Ferrovial SA	344,443	6,240	Plains All American Pipeline, LP	100,634	3,159
Iberdrola SA(Ñ)	1,795,314	11,342	Plains GP Holdings, LP Class A	42,595	1,382
Iberdrola SA(Æ)	4,246	27	PPL Corp.	8,497	296
Red Electrica Corp. SA	224,087	4,008	Rice Midstream Partners, LP	34,200	838
		73,246	SBA Communications Corp.(Æ)(ö)	81,369	8,565
			Sempra Energy	128,247	13,131
Switzerland - 1.9%			Southwest Gas Holdings, Inc.	26,701	2,151
Flughafen Zuerich AG	96,752	19,018	Spectra Energy Corp.	521,471	21,719
			Targa Resources Corp.	120,081	6,919
United Kingdom - 5.5%			UGI Corp.	69,040	3,201
Centrica PLC	237,858	673	Union Pacific Corp.	54,538	5,813
National Grid PLC	2,524,403	29,570	Unitil Corp.	15,766	722
National Grid PLC - ADR(Ñ)	67,920	3,971

See accompanying notes which are an integral part of this quarterly report.

276 Russell Global Infrastructure Fund

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Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

	Amounts in thousands (except share amounts)
		Principal		Fair
		Amount ($)		Value
		or Shares		$
	WEC Energy Group, Inc.	112,204		6,626
	Williams Cos., Inc. (The)	442,551		12,763
	Xcel Energy, Inc.	312,281		12,904
				379,545

	Total Common Stocks
	(cost $865,508)			967,302

	Investments in Other Funds - 0.1%
	3i Infrastructure PLC	183,298		440
	John Laing Infrastructure Fund, Ltd.	169,382		281
	Total Investments in Other Funds
	(cost $713)			721

Short	-Term Investments - 4.8%
	United States - 4.8%
	U.S. Cash Management Fund	48,956,001	(8)	48,966
	Total Short-Term Investments
	(cost $48,963)			48,966

	Other Securities - 3.9%
	U.S. Cash Collateral Fund(×)	40,037,741	(8)	40,038
	Total Other Securities
	(cost $40,038)			40,038

	Total Investments 103.0%
	(identified cost $955,222)			1,057,027

	Other Assets and Liabilities, Net
-	(3.0%)			(30,469)
	Net Assets - 100.0%			1,026,558

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 277

Russell Investment Company
Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	46	EUR	2,184	02/17	(52)
DAX Index Futures	1	EUR	289	03/17	3
EURO STOXX 50 Index Futures	53	EUR	1,714	03/17	9
FTSE 100 Index Futures	31	GBP	2,184	03/17	62
Hang Seng Index Futures	18	HKD	20,999	02/17	50
IBEX 35 Index Futures	62	EUR	5,792	02/17	(25)
S&P E-Mini Utilities Select Sector Index Futures	445	USD	22,023	03/17	634
S&P/TSX 60 Index Futures	33	CAD	5,989	03/17	45
SPI 200 Index Futures	47	AUD	6,527	03/17	45
TOPIX Index Futures	14	JPY	212,380	03/17	(3)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					768

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	540	CAD	730	03/15/17	21
Bank of America	USD	1,045	CAD	1,400	03/15/17	31
Bank of America	USD	1,692	EUR	1,620	03/15/17	60
Bank of America	USD	571	GBP	460	03/15/17	8
Brown Brothers Harriman	USD	2,588	AUD	3,480	03/15/17	48
Brown Brothers Harriman	USD	2,659	CAD	3,500	03/15/17	32
Brown Brothers Harriman	USD	6,386	EUR	6,020	03/15/17	124
Brown Brothers Harriman	USD	1,487	GBP	1,180	03/15/17	(2)
Brown Brothers Harriman	USD	32	HKD	250	02/01/17	—
Brown Brothers Harriman	USD	1,612	HKD	12,510	03/15/17	1
Brown Brothers Harriman	USD	929	JPY	106,630	03/15/17	16
Brown Brothers Harriman	HKD	138	USD	18	02/01/17	—
Brown Brothers Harriman	HKD	115	USD	15	02/02/17	—
Brown Brothers Harriman	HKD	238	USD	31	02/02/17	—
Citibank	USD	1,200	AUD	1,616	03/15/17	24
Citibank	USD	1,241	CAD	1,648	03/15/17	27
Citibank	USD	2,865	EUR	2,656	03/15/17	7
Citibank	USD	664	GBP	519	03/15/17	(11)
Citibank	USD	688	HKD	5,329	03/15/17	—
Citibank	USD	388	JPY	43,979	03/15/17	2
Citibank	CAD	530	USD	400	03/15/17	(8)
Citibank	CAD	550	USD	419	03/15/17	(4)
Citibank	EUR	1,270	USD	1,355	03/15/17	(19)
Citibank	GBP	130	USD	166	03/15/17	2
Commonwealth Bank of Australia	USD	133	JPY	15,250	03/15/17	2
Credit Suisse	USD	208	EUR	194	02/01/17	2
Credit Suisse	HKD	2,851	USD	367	02/02/17	—
HSBC	USD	546	AUD	750	03/15/17	22
HSBC	USD	1,202	AUD	1,616	03/15/17	22
HSBC	USD	1,241	CAD	1,648	03/15/17	26
HSBC	USD	2,865	EUR	2,656	03/15/17	7
HSBC	USD	664	GBP	519	03/15/17	(11)
HSBC	USD	428	HKD	3,320	03/15/17	1
HSBC	USD	688	HKD	5,329	03/15/17	—
HSBC	USD	132	JPY	15,550	03/15/17	6
HSBC	USD	388	JPY	43,979	03/15/17	2
JPMorgan Chase	USD	17	CHF	17	02/01/17	—
JPMorgan Chase	USD	8	CHF	8	02/02/17	—

See accompanying notes which are an integral part of this quarterly report.

278 Russell Global Infrastructure Fund

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Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
National Australia Bank	USD	1,202	AUD	1,616	03/15/17	22
National Australia Bank	USD	1,241	CAD	1,648	03/15/17	26
National Australia Bank	USD	2,866	EUR	2,656	03/15/17	6
National Australia Bank	USD	663	GBP	519	03/15/17	(9)
National Australia Bank	USD	688	HKD	5,329	03/15/17	—
National Australia Bank	USD	388	JPY	43,979	03/15/17	2
Northern Trust	USD	906	AUD	1,250	03/15/17	41
Northern Trust	USD	421	HKD	3,270	03/15/17	1
Northern Trust	USD	264	JPY	30,920	03/15/17	11
Northern Trust	EUR	1,260	USD	1,316	03/15/17	(47)
Royal Bank of Canada	AUD	840	USD	634	03/15/17	(2)
Royal Bank of Canada	AUD	860	USD	642	03/15/17	(9)
Royal Bank of Canada	AUD	1,250	USD	903	03/15/17	(44)
Royal Bank of Canada	CAD	560	USD	428	03/15/17	(2)
Royal Bank of Canada	CAD	1,440	USD	1,075	03/15/17	(32)
Royal Bank of Canada	CAD	1,460	USD	1,102	03/15/17	(20)
Royal Bank of Canada	EUR	530	USD	570	03/15/17	(3)
Royal Bank of Canada	EUR	1,330	USD	1,398	03/15/17	(40)
Royal Bank of Canada	GBP	210	USD	265	03/15/17	1
Royal Bank of Canada	GBP	490	USD	607	03/15/17	(10)
Royal Bank of Canada	HKD	1,150	USD	148	03/15/17	—
Royal Bank of Canada	HKD	3,410	USD	440	03/15/17	—
Royal Bank of Canada	HKD	4,350	USD	560	03/15/17	(1)
Royal Bank of Canada	JPY	46,620	USD	398	03/15/17	(16)
State Street	USD	42	AUD	56	02/01/17	1
State Street	USD	10	CAD	15	02/01/17	2
State Street	USD	564	CAD	741	02/01/17	6
State Street	USD	15	CAD	19	02/02/17	—
State Street	USD	27	CAD	35	02/03/17	—
State Street	USD	332	CAD	432	02/03/17	—
State Street	USD	27	EUR	34	02/01/17	9
State Street	USD	219	EUR	203	02/02/17	—
State Street	USD	437	EUR	405	02/02/17	—
State Street	USD	—	HKD	—	02/01/17	—
State Street	USD	31	JPY	3,570	02/01/17	—
State Street	AUD	410	USD	305	03/15/17	(5)
State Street	AUD	680	USD	507	03/15/17	(8)
State Street	CAD	130	USD	99	02/03/17	—
State Street	CAD	360	USD	274	03/15/17	(3)
State Street	CAD	710	USD	535	03/15/17	(10)
State Street	CHF	126	USD	128	02/02/17	—
State Street	EUR	320	USD	346	03/15/17	—
State Street	EUR	660	USD	711	03/15/17	(3)
State Street	EUR	1,830	USD	1,971	03/15/17	(8)
State Street	GBP	—	USD	1	02/01/17	1
State Street	GBP	140	USD	176	03/15/17	(1)
State Street	GBP	270	USD	343	03/15/17	3
State Street	HKD	—	USD	—	02/01/17	—
State Street	HKD	981	USD	126	02/01/17	—
State Street	HKD	120	USD	16	02/02/17	—
State Street	HKD	3,154	USD	407	02/02/17	—
State Street	HKD	2,270	USD	293	03/15/17	—
State Street	HKD	2,280	USD	294	03/15/17	—
State Street	JPY	14,960	USD	132	03/15/17	(1)
State Street	JPY	29,680	USD	262	03/15/17	(1)
State Street	MXN	2,660	USD	127	02/01/17	—
State Street	MXN	13	USD	1	02/03/17	—
State Street	MYR	7	USD	1	02/03/17	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 279

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Russell Global Infrastructure Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	SGD	4	USD	3	02/01/17	—
State Street	SGD	30	USD	21	02/02/17	—
UBS	USD	496	CAD	650	03/15/17	4
UBS	USD	791	EUR	740	03/15/17	9
UBS	USD	178	GBP	140	03/15/17	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						306

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$90,439	$—	$—	$90,439
Austria	—	2,190	—	—	2,190
Belgium	—	854	—	—	854
Bermuda	1,067	333	—	—	1,400
Brazil	11,045	—	—	—	11,045
Canada	87,206	—	—	—	87,206
Chile	2,657	—	—	—	2,657
China	—	37,393	—	—	37,393
France	—	54,153	—	—	54,153
Germany	—	15,708	—	—	15,708
Hong Kong	—	9,463	—	—	9,463
India	—	3,068	—	—	3,068
Indonesia	—	427	—	—	427
Italy	—	44,148	—	—	44,148
Japan	—	33,793	—	—	33,793
Luxembourg	—	944	—	—	944
Malaysia	—	456	—	—	456
Mexico	15,633	—	—	—	15,633
Netherlands	—	7,186	—	—	7,186
New Zealand	—	13,247	—	—	13,247
Norway	—	404	—	—	404
Singapore	—	7,569	—	—	7,569
Spain	—	73,219	27	—	73,246
Switzerland	—	19,018	—	—	19,018
United Kingdom	3,971	52,139	—	—	56,110
United States	379,545	—	—	—	379,545
Investments in Other Funds	—	721	—	—	721
Short-Term Investments	—	—	—	48,966	48,966
Other Securities	—	—	—	40,038	40,038
Total Investments	501,124	466,872	27	89,004	1,057,027

Other Financial Instruments
Assets
Futures Contracts	848	—	—	—	848

See accompanying notes which are an integral part of this quarterly report.

280 Russell Global Infrastructure Fund

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Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Foreign Currency Exchange Contracts	22	616	—	—	638
Liabilities
Futures Contracts	(80)	—	—	—	(80)
Foreign Currency Exchange Contracts	(1)	(331)	—	—	(332)
Total Other Financial Instruments*	$789	$285	$—	$—	$1,074

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Infrastructure Subindustry Exposure	$
Air Freight & Logistics	582
Airport Services	102,437
Cable & Satellite	1,494
Construction & Engineering	13,070
Diversified	53,518
Electric Utilities	181,327
Environmental & Facilities Services	14,837
Gas Utilities	42,742
Healthcare	1,533
Highways & Railtracks	163,083
Integrated Telecommunication Services	7,541
Marine Ports & Services	18,463
Multi-Utilities	104,377
Oil & Gas Refining & Marketing	1,803
Oil & Gas Storage & Transportation	204,217
Railroads	33,470
Renewable Electricity	2,396
Trucking	1,910
Water Utilities	18,075
Wireless Telecommunication Services	427
Investments in Other Funds	721
Short-Term Investments	48,966
Other Securities	40,038
Total Investments	1,057,027

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund 281

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.1%					39,229
Australia - 5.9%
BGP Holdings PLC(Æ)	4,619,419	261	Germany - 3.2%
Dexus Property Group(Æ)(ö)	1,423,201	9,689	ADO Properties SA(Þ)	82,668	2,958
Goodman Group(ö)	646,374	3,392	alstria office REIT-AG(Æ)(ö)	485,914	6,065
GPT Group (The)(ö)	986,428	3,500	Deutsche EuroShop AG	4,453	185
Investa Office Fund(ö)	539,690	1,841	Deutsche Wohnen AG	481,092	15,742
Mirvac Group(ö)	3,774,803	5,804	LEG Immobilien AG(Æ)	50,105	3,937
Scentre Group(ö)	5,687,872	18,983	TLG Immobilien AG	245,951	4,671

Shopping Centres Australasia Property			Vonovia SE	122,098	3,998
Group(ö)	128,883	212			37,556
Stockland(ö)	659,436	2,176

Vicinity Centres(ö)	4,677,039	10,141	Hong Kong - 7.8%
			Cheung Kong Property Holdings, Ltd.	2,775,934	18,227
Viva Energy REIT(Ñ)(ö)	842,018	1,436
			Hang Lung Properties, Ltd. - ADR	3,509,000	8,606
Westfield Corp.(ö)	1,600,721	10,679
		68,114	Henderson Land Development Co., Ltd.	383,943	2,118
			Hongkong Land Holdings, Ltd.	1,112,795	7,512
Austria - 0.6%			Hysan Development Co., Ltd.	1,215,000	5,535
Atrium European Real Estate, Ltd.(Æ)	75,249	316	Kerry Properties, Ltd.	275,000	777
Buwog AG(Æ)	269,257	6,422	Link REIT(ö)	1,726,786	11,760
		6,738
			New World Development Co., Ltd.	1,594,551	1,837
Canada - 1.9%			Sino Land Co., Ltd.	2,170,000	3,571

Allied Properties Real Estate Investment			Sun Hung Kai Properties, Ltd.	1,399,982	19,245
Trust(ö)	179,521	4,677
Boardwalk Real Estate Investment			Swire Properties, Ltd.	2,823,800	7,960
Trust(Ñ)(ö)	30,608	1,110	Wharf Holdings, Ltd. (The)	393,000	2,936
Brookfield Canada Office Properties(ö)	48,683	1,162			90,084
Chartwell Retirement Residences	299,054	3,496	Ireland - 0.3%
Crombie Real Estate Investment Trust(ö)	55,187	571	Green REIT PLC(ö)	693,074	974
Dream Office Real Estate Investment
			Hibernia REIT PLC(ö)	2,272,652	2,984
Trust(ö)	9,736	144
First Capital Realty, Inc. Class A	305,324	4,857			3,958
H&R Real Estate Investment Trust(ö)	51,253	889	Italy - 0.0%
RioCan Real Estate Investment Trust(ö)	129,891	2,596	Beni Stabili SpA SIIQ(ö)	287,903	162
Smart Real Estate Investment Trust(ö)	97,692	2,404	Japan - 10.9%
		21,906
			Activia Properties, Inc.(ö)	1,085	5,305

China - 0.1%			Advance Residence Investment Corp.
			(Ñ)(ö)	1,181	3,116
China Overseas Land & Investment, Ltd.	214,000	632
			Daiwa Office Investment Corp.(ö)	133	699
China Resources Land, Ltd.	60,000	149
		781	Frontier Real Estate Investment Corp.(ö)	588	2,677
			Global One Real Estate Investment(ö)	500	1,891
Finland - 0.1%			GLP J-Reit(ö)	843	968
Citycon OYJ(Æ)	387,533	963
			Hulic Co., Ltd.	92,435	900
France - 3.4%			Hulic Reit, Inc.(ö)	1,579	2,740
Fonciere Des Regions(ö)	8,409	700	Invesco Office J-Reit Inc(ö)	960	843
Gecina SA(ö)	72,653	9,355	Invincible Investment Corp.(ö)	2,704	1,281
Icad, Inc.(ö)	20,161	1,427	Japan Hotel REIT Investment Corp.(ö)	693	486
Klepierre - GDR(ö)	496,247	18,866	Japan Logistics Fund, Inc.(ö)	1,218	2,571
Mercialys SA(ö)	18,425	361	Japan Real Estate Investment Corp.(ö)	1,113	6,329

Unibail-Rodamco SE(ö)	37,032	8,520	Japan Rental Housing Investments, Inc.
			(ö)	244	179

See accompanying notes which are an integral part of this quarterly report.

282 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Japan Retail Fund Investment Corp.(ö)	2,655	5,679	Suntec Real Estate Investment Trust (Æ)
Kenedix Office Investment Corp. Class			(ö)	389,900	479
A(ö)	580	3,422	UOL Group, Ltd.	165,780	750
Mitsubishi Estate Co., Ltd.	904,000	17,234			16,687
Mitsui Fudosan Co., Ltd.	1,374,350	31,734	Spain - 0.7%
Mori A(Ñ)(ö) Hills REIT Investment Corp. Class	2,469	3,357	Hispania Activos Inmobiliarios Socimi	210,138	2,592
			SA(ö)
Mori Trust Sogo Reit, Inc.(ö)	2,307	3,701	Inmobiliaria Colonial SA	117,698	865
Nippon Building Fund, Inc.(ö)	1,031	5,921	Merlin Properties Socimi SA(ö)	447,102	4,993
Nippon Prologis REIT, Inc.(ö)	433	905			8,450
Nomura Real Estate Master Fund, Inc.(ö)	2,805	4,369
NTT Urban Development Corp.	366,100	3,211	Sweden - 0.9%
			Atrium Ljungberg AB Class B	31,116	483
Orix JREIT, Inc.(ö)	543	888
			Castellum AB	77,895	1,074
Sekisui House Reit, Inc.(ö)	517	697
			Fabege AB	143,150	2,441
Sumitomo Ltd. Realty & Development Co.,	273,000	7,383	Fastighets AB Balder Class B(Æ)	133,084	2,730
Tokyo Tatemono Co., Ltd.	509,900	6,746	Hufvudstaden AB Class A	217,072	3,468
Tokyu REIT, Inc.(ö)	85	106	Wihlborgs Fastigheter AB	9,196	176
					10,372
United Urban Investment Corp.(ö)	1,062	1,694
		127,032	Switzerland - 0.4%
Netherlands - 0.4%			PSP Swiss Property AG	46,352	4,166
Eurocommercial Properties NV	35,482	1,318	Swiss Prime Site AG Class A(Æ)	8,414	701
					4,867
InterXion Holding NV(Æ)	56,267	2,162
NSI NV(ö)	61,253	249	United Kingdom - 5.2%
Vastned Retail NV(ö)	8,719	322	Assura PLC(ö)	3,770,137	2,464
Wereldhave NV(Ñ)(ö)	15,565	682	Big Yellow Group PLC(ö)	422,528	3,653
		4,733	British Land Co. PLC (The)(ö)	1,306,577	9,599
Norway - 0.3%			Capital & Regional PLC(ö)	333,802	231
Entra ASA(Þ)	301,450	3,255	Derwent London PLC(ö)	89,516	2,790
Norwegian Property ASA	122,128	146	Great Portland Estates PLC(ö)	652,555	5,104
		3,401	Hammerson PLC(ö)	583,640	4,017
Singapore - 1.4%			Intu Properties PLC Class H(ö)	299,347	1,023
			Kennedy Wilson Europe Real Estate
Ascendas Real Estate Investment			PLC	40,183	479
Trust(ö)	557,000	973
CapitaLand Commercial Trust, Ltd. (Æ)			Land Securities Group PLC(ö)	503,741	6,294
(ö)	634,100	687	LondonMetric Property PLC(ö)	2,178,321	4,049
CapitaLand Mall Trust Class A(Æ)(ö)	1,386,600	1,908	LXB Retail Properties PLC(Æ)	571,895	260
CapitaLand, Ltd.	788,700	1,841	Safestore Holdings PLC(ö)	59,892	279
CDL Hospitality Trusts(Æ)(ö)	998,700	1,002	Segro PLC(ö)	1,718,883	10,006
City Developments, Ltd.	558,500	3,661	Shaftesbury PLC(ö)	26,024	288
EC World Real Estate Investment Trust			St. Modwen Properties PLC	483,149	1,938
Unit(Æ)(ö)	154,400	78
Frasers Logistics & Industrial Trust (Æ)			UNITE Group PLC (The)(ö)	791,503	5,846
(ö)	1,778,700	1,185	Urban & Civic PLC	261,870	709
Global Logistic Properties, Ltd.	1,402,400	2,587	Workspace Group PLC(ö)	134,327	1,277
Mapletree Commercial Trust(Æ)(ö)	774,500	841			60,306
Mapletree Greater China Commercial
Trust(Æ)(ö)	756,300	513	United States - 53.6%
			Acadia Realty Trust(ö)	22,038	702
Mapletree Logistics Trust(Æ)(ö)	243,808	182
			Agree Realty Corp.(ö)	83,047	3,895

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 283

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)

	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Alexandria Real Estate Equities, Inc.(ö)	137,010	15,183	LaSalle Hotel Properties(ö)	290,631	8,768

American Homes 4 Rent Class A(ö)	450,567	10,039	Liberty Property Trust(ö)	36,113	1,386

Apartment Investment & Management			Life Storage, Inc.(Æ)	34,403	2,802
Co. Class A(ö)	316,032	13,927
			Macerich Co. (The)(ö)	18,986	1,304
Apple Hospitality REIT, Inc.(ö)	108,061	2,163
			Mack-Cali Realty Corp.(ö)	17,135	480
AvalonBay Communities, Inc.(ö)	144,692	25,077
			MedEquities Realty Trust, Inc.(ö)	25,793	281
Boston Properties, Inc.(ö)	102,762	13,452
			Medical Properties Trust, Inc.(ö)	22,042	281

Brixmor Property Group, Inc.(ö)	498,249	12,023	Mid-America Apartment Communities
Camden Property Trust(ö)	107,214	8,960	Inc.(ö)	58,577	5,562

CBL & Associates Properties, Inc.(ö)	25,466	277	Monogram Residential Trust, Inc.(ö)	19,358	197

Chesapeake Lodging Trust(ö)	62,444	1,598	National Retail Properties, Inc.(ö)	74,422	3,245

Colony Starwood Homes(ö)	28,880	908	Paramount Group, Inc.(ö)	146,623	2,447

Columbia Property Trust, Inc.(ö)	44,561	992	Park Hotels & Resorts, Inc.(ö)	5,625	153

CoreSite Realty Corp. Class A(ö)	32,997	2,842	Parkway, Inc.(Æ)(ö)	102,736	2,187

Corporate Office Properties Trust(ö)	241,855	7,696	Pebblebrook Hotel Trust(ö)	103,993	3,110

Cousins Properties, Inc.(ö)	816,917	6,944	Pennsylvania Real Estate Investment
			Trust(ö)	121,277	2,172
CubeSmart(ö)	276,137	6,939
			Prologis, Inc.(ö)	399,478	19,515
CyrusOne, Inc.(ö)	116,932	5,631
			Public Storage(ö)	125,846	27,057
DCT Industrial Trust, Inc.(ö)	8,708	389
			QTS Realty Trust, Inc. Class A(ö)	43,411	2,188
DDR Corp.(ö)	32,771	497
			Quality Care Properties, Inc.(Æ)(ö)	81,904	1,512
DiamondRock Hospitality Co.(ö)	429,255	4,838
			Realty Income Corp.(ö)	66,099	3,941
Digital Realty Trust, Inc.(ö)	59,605	6,415
			Red Rock Resorts, Inc. Class A	96,050	2,255
Douglas Emmett, Inc.(ö)	213,373	8,074
			Regency Centers Corp.(ö)	97,445	6,795
Duke Realty Corp.(ö)	112,185	2,729

DuPont Fabros Technology, Inc.(ö)	131,794	6,258	Retail A(ö) Properties of America, Inc. Class	366,586	5,488

Education Realty Trust, Inc.(ö)	175,190	7,044	Rexford Industrial Realty, Inc.(ö)	305,025	6,927

Empire State Realty Trust, Inc. Class
			Sabra Health Care REIT, Inc.(ö)	76,214	1,936
A(ö)	319,154	6,539

Equity LifeStyle Properties, Inc. Class			Senior Housing Properties Trust(ö)	81,882	1,560
A(ö)	66,765	4,936	Simon Property Group, Inc.(ö)	305,478	56,138

Equity One, Inc.(ö)	67,345	2,100	SL Green Realty Corp.(ö)	108,314	11,803

Equity Residential(ö)	260,151	15,809	Spirit Realty Capital, Inc.(ö)	603,432	6,348

Essex Property Trust, Inc.(ö)	112,454	25,223	STORE Capital Corp.(ö)	58,231	1,378

Extra Space Storage, Inc.(ö)	87,835	6,329	Sun Communities, Inc.(ö)	111,144	8,754

Federal Realty Investment Trust(ö)	12,966	1,821	Sunstone Hotel Investors, Inc.(ö)	478,913	7,050

Four Corners Property Trust, Inc.(ö)	135,764	2,961	Tanger Factory Outlet Centers, Inc.(ö)	241,410	8,254

Gaming and Leisure Properties, Inc.(ö)	64,216	2,031	Taubman Centers, Inc.(ö)	12,200	864

GEO Group, Inc. (The)(ö)	43,319	1,799	UDR, Inc.(ö)	253,007	8,843

GGP, Inc.(Æ)	749,845	18,626	Urban Edge Properties(ö)	175,166	4,899

HCP, Inc.(ö)	430,620	13,056	Ventas, Inc.(ö)	122,604	7,561

Healthcare Realty Trust, Inc.(ö)	58,875	1,779	VEREIT, Inc.(ö)	675,226	5,760

Healthcare Trust of America, Inc. Class			Vornado Realty Trust(ö)	370,081	39,343
A(ö)	180,685	5,252
			Weingarten Realty Investors(ö)	180,906	6,446
Hilton Grand Vacations, Inc.(Æ)	18,365	539
			Welltower, Inc.(ö)	257,553	17,076
Hilton Worldwide Holdings, Inc.	128,215	7,383
			WP Glimcher, Inc.(ö)	19,925	192
Host Hotels & Resorts, Inc.(ö)	373,619	6,751
			Xenia Hotels & Resorts, Inc.(ö)	55,307	1,015
Hudson Pacific Properties, Inc.(ö)	356,423	12,621			622,859
Kilroy Realty Corp.(ö)	69,499	5,202

Kimco Realty Corp.(ö)	53,697	1,337

See accompanying notes which are an integral part of this quarterly report.

284 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
	Principal		Fair
	Amount ($)		Value
	or Shares		$
Total Common Stocks
(cost $974,931)			1,128,198

Short-Term Investments - 2.4%
United States - 2.4%
U.S. Cash Management Fund	28,400,622	(8)	28,406
Total Short-Term Investments
(cost $28,405)			28,406

Other Securities - 0.2%
U.S. Cash Collateral Fund(×)	1,758,032	(8)	1,758
Total Other Securities
(cost $1,758)			1,758

Total Investments 99.7%
(identified cost $1,005,094)			1,158,362

Other Assets and Liabilities, Net
- 0.3%			3,384
Net Assets - 100.0%			1,161,746

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 285

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U.S. Real Estate Index Futures	527	USD	16,037	03/17	(42)
FTSE/EPRA Europe Index Futures	227	EUR	4,494	03/17	(45)
Hang Seng Index Futures	14	HKD	16,332	02/17	36
MSCI Singapore IX ETS Index Futures	28	SGD	944	02/17	(3)
S&P/TSX 60 Index Futures	6	CAD	1,089	03/17	—
SPI 200 Index Futures	17	AUD	2,361	03/17	(1)
TOPIX Index Futures	25	JPY	379,250	03/17	(22)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(77)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	300	AUD	400	03/15/17	3
Bank of America	USD	152	CAD	200	03/15/17	1
Bank of America	USD	387	HKD	3,000	03/15/17	—
Bank of America	USD	26	JPY	2,958	02/02/17	—
Bank of America	USD	612	JPY	70,000	03/15/17	9
Bank of America	USD	70	SGD	100	03/15/17	1
Bank of America	EUR	4,500	USD	4,798	03/15/17	(68)
Bank of America	JPY	3,063	USD	27	02/02/17	—
Bank of America	JPY	11,325	USD	99	02/02/17	(1)
Bank of Montreal	AUD	200	USD	151	03/15/17	—
Bank of Montreal	AUD	200	USD	148	03/15/17	(4)
Bank of Montreal	CAD	100	USD	75	03/15/17	(1)
Bank of Montreal	EUR	500	USD	538	03/15/17	(2)
Bank of Montreal	EUR	1,000	USD	1,057	03/15/17	(25)
Bank of Montreal	HKD	1,300	USD	168	03/15/17	—
Bank of Montreal	HKD	2,000	USD	258	03/15/17	—
Bank of Montreal	JPY	10,000	USD	86	03/15/17	(3)
Bank of Montreal	JPY	40,000	USD	354	03/15/17	(1)
Bank of Montreal	SGD	100	USD	70	03/15/17	(1)
Bank of Montreal	SGD	200	USD	141	03/15/17	(1)
Bank of New York	AUD	300	USD	224	03/15/17	(3)
Bank of New York	CAD	200	USD	151	03/15/17	(3)
Bank of New York	EUR	1,500	USD	1,622	03/15/17	—
Bank of New York	HKD	2,000	USD	258	03/15/17	—
Bank of New York	JPY	50,000	USD	442	03/15/17	(2)
BNP Paribas	AUD	200	USD	151	03/15/17	(1)
BNP Paribas	CAD	100	USD	75	03/15/17	(2)
BNP Paribas	EUR	300	USD	321	03/15/17	(3)
BNP Paribas	HKD	2,000	USD	258	03/15/17	—
BNP Paribas	JPY	30,000	USD	262	03/15/17	(3)
Brown Brothers Harriman	USD	1,859	AUD	2,500	03/15/17	34
Brown Brothers Harriman	USD	836	CAD	1,100	03/15/17	10
Brown Brothers Harriman	USD	34	EUR	32	02/01/17	—
Brown Brothers Harriman	USD	11,669	EUR	11,000	03/15/17	225
Brown Brothers Harriman	USD	8	GBP	7	02/01/17	—
Brown Brothers Harriman	USD	7	GBP	5	02/02/17	—
Brown Brothers Harriman	USD	15	HKD	113	02/01/17	—
Brown Brothers Harriman	USD	160	HKD	1,244	02/01/17	—
Brown Brothers Harriman	USD	99	HKD	766	02/02/17	—
Brown Brothers Harriman	USD	2,320	HKD	18,000	03/15/17	1
Brown Brothers Harriman	USD	3,487	JPY	400,000	03/15/17	60

See accompanying notes which are an integral part of this quarterly report.

286 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Brown Brothers Harriman	USD	630	SGD	900	03/15/17	9
Brown Brothers Harriman	AUD	250	USD	180	03/15/17	(9)
Brown Brothers Harriman	CAD	100	USD	74	03/15/17	(2)
Brown Brothers Harriman	EUR	1,200	USD	1,268	03/15/17	(29)
Brown Brothers Harriman	GBP	6	USD	8	02/01/17	—
Brown Brothers Harriman	GBP	5	USD	7	02/02/17	—
Brown Brothers Harriman	HKD	281	USD	36	02/01/17	—
Brown Brothers Harriman	HKD	343	USD	44	02/02/17	—
Brown Brothers Harriman	HKD	1,500	USD	194	03/15/17	—
Brown Brothers Harriman	JPY	30,000	USD	258	03/15/17	(8)
Brown Brothers Harriman	SGD	47	USD	33	02/01/17	—
Brown Brothers Harriman	SGD	67	USD	47	02/01/17	—
Brown Brothers Harriman	SGD	100	USD	69	03/15/17	(2)
Citibank	USD	151	AUD	200	03/15/17	1
Citibank	USD	535	AUD	720	03/15/17	11
Citibank	USD	61	CAD	80	03/15/17	—
Citibank	USD	251	CAD	333	03/15/17	5
Citibank	USD	15	EUR	14	02/02/17	—
Citibank	USD	54	EUR	50	02/02/17	—
Citibank	USD	99	EUR	92	02/02/17	—
Citibank	USD	258	EUR	239	02/07/17	—
Citibank	USD	214	EUR	200	03/15/17	2
Citibank	USD	4,352	EUR	4,035	03/15/17	11
Citibank	USD	129	HKD	1,000	03/15/17	—
Citibank	USD	732	HKD	5,676	03/15/17	—
Citibank	USD	264	JPY	30,000	03/15/17	2
Citibank	USD	883	JPY	100,014	03/15/17	5
Citibank	USD	70	SGD	100	03/15/17	1
Citibank	USD	198	SGD	281	03/15/17	1
Citibank	AUD	100	USD	75	03/15/17	(1)
Citibank	AUD	100	USD	73	03/15/17	(2)
Citibank	AUD	100	USD	74	03/15/17	(2)
Citibank	AUD	400	USD	294	03/15/17	(9)
Citibank	CAD	100	USD	76	03/15/17	(1)
Citibank	CAD	200	USD	150	03/15/17	(4)
Citibank	EUR	316	USD	341	02/02/17	—
Citibank	EUR	200	USD	212	03/15/17	(5)
Citibank	EUR	400	USD	433	03/15/17	—
Citibank	EUR	800	USD	848	03/15/17	(17)
Citibank	EUR	1,000	USD	1,044	03/15/17	(38)
Citibank	EUR	1,000	USD	1,046	03/15/17	(37)
Citibank	GBP	10	USD	13	02/02/17	—
Citibank	HKD	1,000	USD	129	03/15/17	—
Citibank	HKD	1,000	USD	129	03/15/17	—
Citibank	HKD	1,000	USD	129	03/15/17	—
Citibank	HKD	1,000	USD	129	03/15/17	—
Citibank	HKD	3,000	USD	387	03/15/17	—
Citibank	JPY	10,000	USD	88	03/15/17	—
Citibank	JPY	10,000	USD	87	03/15/17	(2)
Citibank	JPY	20,000	USD	173	03/15/17	(5)
Citibank	JPY	50,000	USD	429	03/15/17	(15)
Citibank	JPY	50,000	USD	425	03/15/17	(19)
Citibank	SGD	100	USD	70	03/15/17	(1)
Citibank	SGD	200	USD	139	03/15/17	(3)
Commonwealth Bank of Australia	USD	299	AUD	400	03/15/17	4
Commonwealth Bank of Australia	USD	229	CAD	300	03/15/17	2
Commonwealth Bank of Australia	USD	3,955	EUR	3,700	03/15/17	47
Commonwealth Bank of Australia	USD	644	HKD	5,000	03/15/17	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 287

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	612	JPY	70,000	03/15/17	9
Commonwealth Bank of Australia	USD	141	SGD	200	03/15/17	1
Credit Suisse	USD	344	CAD	452	02/01/17	4
Goldman Sachs	EUR	200	USD	215	03/15/17	(1)
HSBC	USD	536	AUD	720	03/15/17	10
HSBC	USD	251	CAD	333	03/15/17	5
HSBC	USD	4,352	EUR	4,035	03/15/17	11
HSBC	USD	732	HKD	5,676	03/15/17	—
HSBC	USD	882	JPY	100,014	03/15/17	5
HSBC	USD	198	SGD	281	03/15/17	1
Merrill Lynch	HKD	686	USD	88	02/01/17	—
Royal Bank of Canada	USD	375	AUD	500	03/15/17	4
Royal Bank of Canada	USD	226	CAD	300	03/15/17	4
Royal Bank of Canada	USD	1,066	EUR	1,000	03/15/17	16
Royal Bank of Canada	USD	516	HKD	4,000	03/15/17	—
Royal Bank of Canada	USD	701	JPY	80,000	03/15/17	8
Royal Bank of Canada	USD	140	SGD	200	03/15/17	2
Royal Bank of Canada	AUD	200	USD	144	03/15/17	(8)
Royal Bank of Canada	CAD	75	USD	56	03/15/17	(2)
Royal Bank of Canada	EUR	500	USD	526	03/15/17	(15)
Royal Bank of Canada	HKD	1,500	USD	193	03/15/17	—
Royal Bank of Canada	JPY	25,000	USD	215	03/15/17	(7)
Royal Bank of Canada	SGD	100	USD	69	03/15/17	(2)
Standard Chartered	CAD	150	USD	114	03/15/17	(1)
Standard Chartered	EUR	1,200	USD	1,281	03/15/17	(17)
Standard Chartered	JPY	15,000	USD	131	03/15/17	(2)
State Street	USD	15	AUD	20	02/01/17	—
State Street	USD	2	CAD	3	02/01/17	—
State Street	USD	215	EUR	200	03/15/17	1
State Street	USD	—	HKD	—	02/01/17	—
State Street	USD	96	HKD	748	02/02/17	—
State Street	USD	129	HKD	1,000	03/15/17	—
State Street	USD	8	JPY	884	02/01/17	—
State Street	USD	52	JPY	6,375	02/01/17	5
State Street	USD	330	JPY	37,941	02/01/17	6
State Street	USD	18	JPY	2,084	02/03/17	—
State Street	USD	7	SGD	10	02/01/17	—
State Street	AUD	100	USD	72	03/15/17	(4)
State Street	AUD	200	USD	143	03/15/17	(8)
State Street	AUD	300	USD	215	03/15/17	(12)
State Street	CAD	100	USD	74	03/15/17	(3)
State Street	CAD	150	USD	111	03/15/17	(5)
State Street	EUR	8	USD	2	02/01/17	(7)
State Street	EUR	800	USD	839	03/15/17	(26)
State Street	EUR	800	USD	836	03/15/17	(29)
State Street	EUR	1,700	USD	1,785	03/15/17	(54)
State Street	HKD	—	USD	—	02/01/17	—
State Street	HKD	2,500	USD	322	03/15/17	—
State Street	HKD	2,800	USD	361	03/15/17	—
State Street	JPY	994	USD	9	02/01/17	—
State Street	JPY	13,625	USD	118	02/01/17	(2)
State Street	JPY	2,225	USD	20	02/03/17	—
State Street	JPY	5,901	USD	52	02/03/17	—
State Street	JPY	30,000	USD	256	03/15/17	(10)
State Street	JPY	65,000	USD	555	03/15/17	(21)
State Street	SGD	21	USD	15	02/02/17	—
State Street	SGD	100	USD	69	03/15/17	(2)
State Street	SGD	125	USD	86	03/15/17	(3)

See accompanying notes which are an integral part of this quarterly report.

288 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	AUD	200	USD	150	03/15/17	(2)
UBS	AUD	300	USD	220	03/15/17	(7)
UBS	CAD	100	USD	76	03/15/17	(1)
UBS	CAD	200	USD	151	03/15/17	(3)
UBS	EUR	600	USD	638	03/15/17	(10)
UBS	EUR	1,000	USD	1,062	03/15/17	(19)
UBS	HKD	1,000	USD	129	03/15/17	—
UBS	HKD	2,000	USD	258	03/15/17	—
UBS	JPY	30,000	USD	262	03/15/17	(4)
UBS	JPY	50,000	USD	434	03/15/17	(10)
UBS	SGD	100	USD	70	03/15/17	(1)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(96)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Common Stocks
Australia	$—	$67,853	$261	$—	$68,114
Austria	—	6,738	—	—	6,738
Canada	21,906	—	—	—	21,906
China	—	781	—	—	781
Finland	—	963	—	—	963
France	5,617	33,612	—	—	39,229
Germany	—	37,556	—	—	37,556
Hong Kong	—	90,084	—	—	90,084
Ireland	—	3,958	—	—	3,958
Italy	—	162	—	—	162
Japan	—	127,032	—	—	127,032
Netherlands	2,162	2,571	—	—	4,733
Norway	—	3,401	—	—	3,401
Singapore	78	16,609	—	—	16,687
Spain	—	8,450	—	—	8,450
Sweden	—	10,372	—	—	10,372
Switzerland	—	4,867	—	—	4,867
United Kingdom	—	60,306	—	—	60,306
United States	622,859	—	—	—	622,859
Short-Term Investments	—	—	—	28,406	28,406
Other Securities	—	—	—	1,758	1,758
Total Investments	652,622	475,315	261	30,164	1,158,362

Other Financial Instruments
Assets
Futures Contracts	36	—	—	—	36
Foreign Currency Exchange Contracts	17	520	—	—	537
Liabilities
Futures Contracts	(113)	—	—	—	(113)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund 289

Russell Investment Company
Russell Global Real Estate Securities Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (b)	Total
Foreign Currency Exchange Contracts	(12)	(621)	—	—	(633)
Total Other Financial Instruments*	$(72)	$(101)	$—	$—	$(173)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	329,882
Healthcare	56,254
Industrial	53,715
Lodging/Resorts	46,137
Office	173,485
Residential	173,523
Retail	248,142
Self Storage	47,060
Short-Term Investments	28,406
Other Securities	1,758
Total Investments	1,158,362

See accompanying notes which are an integral part of this quarterly report.

290 Russell Global Real Estate Securities Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 59.7%			4.875% due 10/01/25 (Þ)	114	122
Asset-Backed Securities - 0.0%			Avis Budget Car Rental LLC / Avis
CLI Funding V LLC			Budget Finance, Inc.
Series 2014-2A			6.375% due 04/01/24 (Å)	475	467
3.380% due 10/18/29 (Þ)	108	105	Avnet, Inc.
Credit Acceptance Auto Loan Trust			4.625% due 04/15/26	55	55
Series 2015-1A			BAE Systems Holdings, Inc.
2.000% due 07/15/22 (Þ)	250	250	3.850% due 12/15/25 (Þ)	380	389
Verizon Owner Trust			Baltimore Gas & Electric Co.
Series 2016-2A			3.350% due 07/01/23	75	77
1.680% due 05/20/21 (Þ)	100	100	Bank of America Corp.
		455	Series DD
Corporate Bonds and Notes - 16.8%			6.300% due 12/29/49 (ƒ)	475	508
21st Century Fox America, Inc.			Series L
4.750% due 11/15/46 (Þ)	25	25	3.950% due 04/21/25	380	377
Activision Blizzard, Inc.			4.183% due 11/25/27	170	169
2.300% due 09/15/21 (Þ)	410	401	Series Z
3.400% due 09/15/26 (Þ)	150	143	6.500% due 12/31/49 (ƒ)	725	777
Aetna, Inc.			BCD Acquisition, Inc.
2.400% due 06/15/21	65	65	9.625% due 09/15/23 (Þ)	880	942
2.800% due 06/15/23	45	45	Becton Dickinson and Co.
3.200% due 06/15/26	145	145	3.734% due 12/15/24	35	36
4.375% due 06/15/46	30	30	Brixmor Operating Partnership, LP
Air Lease Corp.			3.875% due 08/15/22	60	61
3.375% due 06/01/21	60	61	Burlington Northern Santa Fe LLC
4.250% due 09/15/24	20	20	3.650% due 09/01/25	260	271
Albertsons Cos. LLC / Safeway, Inc. /			CBS Radio, Inc.
New Albertson's Inc / Albertson's			7.250% due 11/01/24 (Þ)	475	495
LLC			Celgene Corp.
6.625% due 06/15/24 (Þ)	25	26	4.625% due 05/15/44	70	69
5.750% due 03/15/25 (Þ)	110	109	Cemex Finance LLC
Ally Financial, Inc.			Series REGS
3.750% due 11/18/19	225	229	9.375% due 10/12/22	250	272
4.125% due 03/30/20	5	5	Centene Corp.
4.250% due 04/15/21	15	15	4.750% due 01/15/25 (Å)	136	134
4.125% due 02/13/22	235	235	Century Aluminum Co.
Altria Group, Inc.			7.500% due 06/01/21 (Å)	5,450	5,491
2.850% due 08/09/22	250	250	CenturyLink, Inc.
American Airlines Pass-Through Trust			Series W
Series 2016-1 Class B			6.750% due 12/01/23	1,620	1,667
5.250% due 01/15/24	94	97	Citigroup, Inc.
American International Group, Inc.			4.000% due 08/05/24	150	151
4.875% due 06/01/22	55	60	Series R
4.800% due 07/10/45	110	112	6.125% due 12/31/49 (ƒ)	649	682
American Tire Distributors, Inc.			Series T
10.250% due 03/01/22 (Þ)	3,440	3,345	6.250% due 12/29/49 (ƒ)	700	739
Anadarko Petroleum Corp.			Clear Channel Worldwide Holdings, Inc.
5.550% due 03/15/26	290	326	Series A
Anheuser-Busch InBev Finance, Inc.			6.500% due 11/15/22	2,720	2,744
2.650% due 02/01/21	115	116	Series B
3.300% due 02/01/23	365	371	7.625% due 03/15/20	4,280	4,291
3.650% due 02/01/26	520	521	Cleaver-Brooks, Inc.
4.700% due 02/01/36	30	31	8.750% due 12/15/19 (Þ)	2,270	2,375
4.900% due 02/01/46	140	150	Cloud Crane LLC
AT&T, Inc.			10.125% due 08/01/24 (Þ)	450	495
4.125% due 02/17/26	235	235	CMS Energy Corp.
4.250% due 03/01/27	110	110	2.950% due 02/15/27	180	171
5.250% due 03/01/37	60	60	CoBank ACB
4.300% due 12/15/42	150	132	Series I
4.800% due 06/15/44	5	5	6.250% due 12/29/49 (ƒ)	1,080	1,138
4.350% due 06/15/45	235	202	Comcast Corp.
Series WI			3.000% due 02/01/24	420	416
4.450% due 04/01/24	55	57	4.200% due 08/15/34	90	91
5.150% due 03/15/42	15	15	Conduent Finance, Inc. / Xerox Business
Aviation Capital Group Corp.			Services LLC
			10.500% due 12/15/24 (Þ)	1,130	1,273

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 291

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Consolidated Edison Co. of New York,			Enviva Partners, LP / Enviva Partners
Inc.			Finance Corp.
Series B			8.500% due 11/01/21 (Þ)	1,190	1,276
2.900% due 12/01/26	45	44	ERAC USA Finance LLC
Constellation Brands, Inc.			2.800% due 11/01/18 (Þ)	115	117
3.875% due 11/15/19	40	42	3.800% due 11/01/25 (Þ)	350	352
3.875% due 11/14/23	125	126	4.500% due 02/15/45 (Þ)	75	72
3.700% due 12/06/26	280	277	Essex Portfolio, LP
Constellis Holdings LLC / Constellis			3.250% due 05/01/23	150	150
Finance Corp.			Express Scripts Holding Co.
9.750% due 05/15/20 (Å)	500	532	3.400% due 03/01/27	35	33
CRH America, Inc.			Series 10YR
3.875% due 05/18/25 (Þ)	400	408	4.500% due 02/25/26	355	362
Crown Americas LLC / Crown Capital			Extraction Oil & Gas Holdings LLC /
Corp.			Extraction Finance Corp.
4.250% due 09/30/26 (Þ)	475	454	7.875% due 07/15/21 (Þ)	530	567
Crown Castle International Corp.			FBM Finance, Inc.
3.400% due 02/15/21	65	66	8.250% due 08/15/21 (Þ)	1,460	1,559
4.450% due 02/15/26	220	227	FedEx Corp.
3.700% due 06/15/26	80	78	4.550% due 04/01/46	110	110
4.000% due 03/01/27	105	105	Ford Motor Credit Co. LLC
CSC Holdings LLC			3.096% due 05/04/23	400	387
5.500% due 04/15/27 (Å)	1,000	1,015	4.134% due 08/04/25	420	420
CVS Health Corp.			Foresight Energy LLC / Foresight Energy
4.125% due 05/15/21	115	121	Finance Corp.
2.125% due 06/01/21	225	220	10.000% due 08/15/21 (Þ)	1,621	1,653
2.875% due 06/01/26	175	166	Forum Energy Technologies, Inc.
5.125% due 07/20/45	140	154	6.250% due 10/01/21	1,260	1,273
Series WI			Freeport-McMoRan, Inc.
4.750% due 12/01/22	80	87	5.400% due 11/14/34	5	5
D.R. Horton, Inc.			5.450% due 03/15/43	55	47
4.750% due 02/15/23	30	32	Frontier Communications Corp.
Daimler Finance North America LLC			6.875% due 01/15/25	300	252
2.700% due 08/03/20 (Þ)	300	302	GATX Corp.
2.200% due 10/30/21 (Þ)	340	331	3.250% due 03/30/25	90	87
2.850% due 01/06/22 (Þ)	275	275	General Electric Co.
3.450% due 01/06/27 (Þ)	170	170	5.875% due 01/14/38	185	232
DDR Corp.			4.125% due 10/09/42	210	214
3.375% due 05/15/23	30	29	Series D
3.625% due 02/01/25	230	223	5.000% due 12/29/49 (ƒ)	1,806	1,878
Delphi Corp.			General Motors Co.
4.150% due 03/15/24	50	52	5.200% due 04/01/45	70	69
Delta Air Lines Pass-Through Trust			General Motors Financial Co., Inc.
Series 15-1 Class B			4.000% due 01/15/25	285	281
4.250% due 07/30/23	84	86	Genesys Telecommunications
Diamond 1 Finance Corp. / Diamond 2			Laboratories, Inc./Greeneden Lux 3
Finance Corp			Sarl/Greeneden US Ho
5.875% due 06/15/21 (Å)	72	76	10.000% due 11/30/24 (Å)	553	597
7.125% due 06/15/24 (Å)	51	56	Gilead Sciences, Inc.
Diamond Offshore Drilling, Inc.			4.500% due 02/01/45	50	50
4.875% due 11/01/43	25	18	4.750% due 03/01/46	5	5
Dresdner Funding Trust I			4.150% due 03/01/47	60	57
8.151% due 06/30/31 (Þ)	300	347	Goldman Sachs Group, Inc. (The)
Duke Energy Carolinas LLC			3.850% due 07/08/24	165	168
4.000% due 09/30/42	40	40	Series GMTN
Duke Energy Corp.			5.375% due 03/15/20	210	228
3.050% due 08/15/22	240	242	Series L
2.650% due 09/01/26	290	271	5.700% due 12/31/49 (ƒ)	575	593
Eaton Corp.			Gray Television, Inc.
4.000% due 11/02/32	75	75	5.125% due 10/15/24 (Þ)	475	467
Energy Transfer Partners, LP			GTT Escrow Corp.
4.900% due 02/01/24	230	240	7.875% due 12/31/24 (Þ)	1,050	1,100
5.150% due 03/15/45	75	73	Hartford Financial Services Group, Inc.
6.125% due 12/15/45	65	71	8.125% due 06/15/38	275	294
Enterprise Products Operating LLC			HCA, Inc.
1.650% due 05/07/18	115	115	4.750% due 05/01/23	5	5

See accompanying notes which are an integral part of this quarterly report.

292 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.375% due 02/01/25	225	230	4.750% due 09/22/46 (Þ)	200	197
Hexion, Inc.			Liberty Mutual Group, Inc.
6.625% due 04/15/20	1,390	1,296	4.250% due 06/15/23 (Þ)	140	147
HRG Group, Inc.			7.800% due 03/15/37 (Þ)	986	1,126
7.750% due 01/15/22	5,690	5,982	4.850% due 08/01/44 (Þ)	90	89
HSBC Bank USA NA			Lions Gate Entertainment Corp.
Series BKNT			5.875% due 11/01/24 (Å)	137	139
5.875% due 11/01/34	500	587	Lockheed Martin Corp.
HSBC USA, Inc.			3.800% due 03/01/45	50	46
2.750% due 08/07/20	230	232	4.700% due 05/15/46	70	75
HUB International, Ltd.			Marriott International, Inc.
9.250% due 02/15/21 (Þ)	1,470	1,520	2.300% due 01/15/22	285	277
Hyundai Capital America			Match Group, Inc.
3.000% due 10/30/20 (Þ)	90	90	6.375% due 06/01/24	152	163
2.750% due 09/27/26 (Þ)	430	389	McKesson Corp.
Series REGS			4.883% due 03/15/44	55	56
2.600% due 03/19/20	190	190	Mercer International, Inc.
IASIS Healthcare LLC / IASIS Capital			6.500% due 02/01/24	1,180	1,192
Corp.			Merck & Co., Inc.
8.375% due 05/15/19	1,000	952	2.350% due 02/10/22	380	378
Icahn Enterprises LP / Icahn Enterprises			MetLife Capital Trust IV
Finance Corp.			7.875% due 12/15/37 (Þ)	925	1,152
6.250% due 02/01/22 (Þ)	130	131	MetLife Capital Trust X
6.750% due 02/01/24 (Þ)	130	130	9.250% due 04/08/38 (Þ)	500	692
International Lease Finance Corp.			MetLife, Inc.
5.875% due 08/15/22	275	304	10.750% due 08/01/39	200	309
International Wire Group, Inc.			4.125% due 08/13/42	50	49
10.750% due 08/01/21 (Þ)	1,300	1,248	Series C
inVentiv Group Holdings, Inc./inVentiv			5.250% due 12/29/49 (ƒ)	476	487
Health Inc/inVentiv Health Clinical			Microsoft Corp.
Inc			3.300% due 02/06/27	195	195
7.500% due 10/01/24 (Þ)	4,080	4,274	Series 30Y
INVISTA Finance LLC			4.250% due 02/06/47	85	85
4.250% due 10/15/19 (Þ)	100	101	Morgan Stanley
Iron Mountain US Holdings, Inc.			3.950% due 04/23/27	50	49
5.375% due 06/01/26 (Å)	101	97	Series GMTN
Iron Mountain, Inc.			5.500% due 07/28/21	250	277
4.375% due 06/01/21 (Å)	101	104	MPLX, LP
Jack Ohio Finance LLC / Jack Ohio			4.875% due 12/01/24	10	11
Finance 1 Corp.			4.875% due 06/01/25	30	31
6.750% due 11/15/21 (Þ)	1,530	1,564
10.250% due 11/15/22 (Þ)	850	901	Series WI
Jones Energy Holdings LLC / Jones			4.500% due 07/15/23	20	21
			National Rural Utilities Cooperative
Energy Finance Corp.
6.750% due 04/01/22	50	49	Finance Corp.
			5.250% due 04/20/46	286	297
Joseph T Ryerson & Son, Inc.			Nationwide Financial Services, Inc.
11.000% due 05/15/22 (Þ)	1,380	1,538	5.375% due 03/25/21 (Þ)	172	188
JPMorgan Chase & Co.
3.200% due 01/25/23	80	81	Nexstar Escrow Corp.
			5.625% due 08/01/24 (Þ)	475	474
Series 1			NextEra Energy Capital Holdings, Inc.
7.900% due 04/29/49 (ƒ)	1,600	1,648	2.400% due 09/15/19	175	176
Series S			Noble Energy, Inc.
6.750% due 01/29/49 (ƒ)	1,200	1,313	5.250% due 11/15/43	95	99
Series Z			Northrop Grumman Corp.
5.300% due 12/29/49 (ƒ)	200	206	3.200% due 02/01/27	185	182
Kimco Realty Corp.			3.850% due 04/15/45	75	71
3.200% due 05/01/21	275	280
2.800% due 10/01/26	95	88	Opal Acquisition, Inc.
			8.875% due 12/15/21 (Þ)	5,110	4,382
4.250% due 04/01/45	95	91	Optimas OE Solutions Holding LLC /
Kinder Morgan, Inc.			Optimas OE Solutions, Inc.
5.050% due 02/15/46	210	209	8.625% due 06/01/21 (Þ)	3,090	2,673
Kraft Heinz Foods Co.			Owens Corning
Series WI			3.400% due 08/15/26	50	48
3.000% due 06/01/26	285	266	Pattern Energy Group, Inc.
4.375% due 06/01/46	65	61	5.875% due 02/01/24 (Þ)	131	134
LafargeHolcim Finance US LLC			Penn National Gaming, Inc.

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 293

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.625% due 01/15/27 (Þ)	130	130	Series B
Pinnacle Entertainment, Inc.			5.500% due 03/15/57	550	569
5.625% due 05/01/24 (Þ)	475	482	Time Warner Cable LLC
Pioneer Natural Resources Co.			4.500% due 09/15/42	135	121
4.450% due 01/15/26	5	5	Time Warner, Inc.
Platform Specialty Products Corp.			4.875% due 03/15/20	65	70
6.500% due 02/01/22 (Þ)	2,120	2,162	Trans-Allegheny Interstate Line Co.
PNC Financial Services Group, Inc.			3.850% due 06/01/25 (Þ)	65	66
(The)			TransDigm, Inc.
6.750% due 12/31/49 (ƒ)	850	934	6.375% due 06/15/26 (Þ)	2,170	2,137
Principal Financial Group, Inc.			Travelers Cos., Inc. (The)
3.400% due 05/15/25	75	75	4.600% due 08/01/43	30	32
Prudential Financial, Inc.			U.S. Concrete, Inc.
8.875% due 06/15/38	300	324	6.375% due 06/01/24 (Þ)	500	528
5.625% due 06/15/43	1,666	1,756	United Airlines Pass-Through Trust
QCP SNF West/Central/East REIT LLC			Series B
8.125% due 11/01/23 (Þ)	200	203	5.375% due 08/15/21	74	76
Qualitytech, LP/QTS Finance Corp.			4.625% due 09/03/22	72	74
5.875% due 08/01/22	630	642	United Continental Holdings, Inc.
Quicken Loans, Inc.			6.375% due 06/01/18	65	68
5.750% due 05/01/25 (Þ)	75	72	UnitedHealth Group, Inc.
Rackspace Hosting, Inc. Term Loan B			2.700% due 07/15/20	165	168
4.500% due 10/26/23 (Ê)	500	504	4.625% due 07/15/35	100	108
Radio One, Inc.			Universal Health Services, Inc.
7.375% due 04/15/22 (Å)	475	487	4.750% due 08/01/22 (Þ)	55	55
Real Alloy Holding, Inc.			USI, Inc.
10.000% due 01/15/19 (Þ)	2,510	2,548	7.750% due 01/15/21 (Þ)	1,240	1,266
RegionalCare Hospital Partners			Veritas US, Inc. / Veritas Bermuda, Ltd.
Holdings, Inc.			7.500% due 02/01/23 (Þ)	2,910	2,779
8.250% due 05/01/23 (Þ)	3,690	3,810	Verizon Communications, Inc.
RP Crown Parent LLC			5.150% due 09/15/23	90	100
7.375% due 10/15/24 (Þ)	1,564	1,642	2.625% due 08/15/26	335	304
Santander Holdings USA, Inc.			5.050% due 03/15/34	115	118
4.500% due 07/17/25	135	137	4.750% due 11/01/41	20	19
Sempra Energy			Series WI
3.750% due 11/15/25	75	76	2.625% due 02/21/20	165	167
SESI LLC			4.272% due 01/15/36	55	51
7.125% due 12/15/21	400	410	Vertiv Group Corp.
Simmons Foods, Inc.			9.250% due 10/15/24 (Þ)	475	502
7.875% due 10/01/21 (Þ)	1,220	1,278	Virginia Electric & Power Co.
Sirius XM Radio, Inc.			4.450% due 02/15/44	65	68
5.375% due 07/15/26 (Þ)	60	61	Vizient, Inc.
Solera LLC / Solera Finance, Inc.			10.375% due 03/01/24 (Þ)	3,890	4,425
10.500% due 03/01/24 (Å)	200	227	Voya Financial, Inc.
Southern California Edison Co.			5.650% due 05/15/53	500	502
Series E			Wal-Mart Stores, Inc.
6.250% due 08/29/49 (ƒ)	500	551	4.875% due 07/08/40	20	22
Southwestern Electric Power Co.			5.000% due 10/25/40	60	68
3.550% due 02/15/22	150	154	5.625% due 04/15/41	50	61
Spirit Airlines Pass-Through Trust			4.000% due 04/11/43	130	129
Series 2015-1 Class B			Wells Fargo & Co.
4.450% due 04/01/24	94	94	Series K
State Street Corp.			7.980% due 03/29/49 (ƒ)	1,203	1,263
Series F			Series U
5.250% due 12/29/49 (ƒ)	200	207	5.875% due 12/31/49 (ƒ)	575	611
Summit Midstream Holdings LLC/			Wells Fargo Capital X
Summit Midstream Finance Corp.			5.950% due 12/15/36	390	411
5.500% due 08/15/22	1,610	1,614	Welltower, Inc.
Surgery Center Holdings, Inc.			4.000% due 06/01/25	40	41
8.875% due 04/15/21 (Þ)	1,040	1,126	WESCO Distribution, Inc.
Tenet Healthcare Corp.			5.375% due 06/15/24 (Þ)	238	242
4.500% due 04/01/21	260	261	Whiting Petroleum Corp.
4.375% due 10/01/21	30	30	5.750% due 03/15/21	175	177
6.750% due 06/15/23	5,390	5,094	Williams Partners, LP
The Southern Co.			4.000% due 09/15/25	205	206
			Wisconsin Power & Light Co.

See accompanying notes which are an integral part of this quarterly report.

294 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.100% due 10/15/44	175	172	Series .
Worthington Industries, Inc.			7.875% due 12/31/49 (ƒ)	400	411
4.550% due 04/15/26	40	40	Becton, Dickinson and Co.
Xcel Energy, Inc.			1.900% due 12/15/26	175	193
3.350% due 12/01/26	125	125	BGEO Group JSC
Xerium Technologies, Inc.			Series REGS
9.500% due 08/15/21	810	816	6.000% due 07/26/23	325	328
Zayo Group LLC / Zayo Capital, Inc.			BHP Billiton Finance USA, Ltd.
6.000% due 04/01/23	2,420	2,529	6.250% due 10/19/75 (Þ)	600	655
5.750% due 01/15/27 (Þ)	324	332	6.750% due 10/19/75 (Þ)	1,200	1,361
Zimmer Biomet Holdings, Inc.			BNP Paribas SA
2.700% due 04/01/20	40	40	3.800% due 01/10/24 (Þ)	200	200
3.550% due 04/01/25	250	244	7.625% due 12/29/49 (ƒ)(Þ)	800	840
		148,017	7.195% due 12/31/49 (ƒ)(Þ)	200	217
International Debt - 13.1%			BorgWarner, Inc.
1011778 BC ULC Term Loan B2			1.800% due 11/07/22	115	129
3.750% due 12/12/21 (Ê)	3,193	3,222	Cablevision SA
Accudyne Industries Borrower /			Series REGS
Accudyne Industries LLC			6.500% due 06/15/21	135	139
7.750% due 12/15/20 (Þ)	2,100	1,785	Canadian Pacific Railway Co.
AES Argentina Generacion SA			2.900% due 02/01/25	445	435
7.750% due 02/02/24 (Þ)	290	290	Cemex SAB de CV
AES Gener SA			Series REGS
Series REGS			7.750% due 04/16/26	200	222
8.375% due 12/18/73	270	287	Central American Bottling Corp.
Air Liquide Finance SA			5.750% due 01/31/27 (Þ)	170	171
1.375% due 09/27/19 (Þ)	295	290	Centrica PLC
1.750% due 09/27/21 (Þ)	295	285	4.000% due 10/16/23 (Þ)	335	347
Albemarle Corp.			Citigroup, Inc.
1.875% due 12/08/21	123	139	1.375% due 10/27/21	330	368
ALPHA 3 BV			Series MPLE
6.250% due 02/01/25 (Þ)	149	149	4.090% due 06/09/25 (Þ)	100	79
Altice Financing SA			CK Hutchison International 16, Ltd.
6.625% due 02/15/23 (Þ)	135	141	1.875% due 10/03/21 (Þ)	490	471
Angolan Government International Bond			Colombia Government International
Series REGS			Bond
9.500% due 11/12/25	200	191	2.625% due 03/15/23	600	571
Aquarius & Investments PLC for Swiss			4.500% due 01/28/26	280	292
Reinsurance Co., Ltd.			7.375% due 09/18/37	270	335
8.250% due 09/29/49 (ƒ)	1,050	1,120	Columbus Cable Barbados, Ltd.
Argentine Republic Government			Series REGS
International Bond			7.375% due 03/30/21	350	372
5.625% due 01/26/22 (Þ)	1,090	1,092	Comcel Trust via Comunicaciones
7.500% due 04/22/26 (Þ)	140	146	Celulares SA
Series REGS			Series REGS
7.500% due 04/22/26	2,580	2,694	6.875% due 02/06/24	275	288
Australia & New Zealand Banking			Comision Federal de Electricidad
Group, Ltd. - ADR			4.750% due 02/23/27 (Þ)	160	154
6.750% due 12/31/49 (ƒ)(Þ)	600	637	Consorcio Transmantaro SA
AXA SA			Series REGS
6.463% due 12/14/18 (ƒ)(Þ)	350	350	4.375% due 05/07/23	130	132
Baidu, Inc.			Cooperatieve Rabobank UA
3.250% due 08/06/18	600	610	11.000% due 06/29/49 (ƒ)(Þ)	1,275	1,492
Banco Bilbao Vizcaya Argentaria SA			Credit Agricole SA
9.000% due 05/29/49 (ƒ)	400	417	4.125% due 01/10/27 (Þ)	250	249
Banco Nacional de Comercio Exterior			8.125% due 12/31/49 (ƒ)(Þ)	800	850
SNC			Series REGS
3.800% due 08/11/26 (Þ)	140	133	4.375% due 03/17/25	400	395
Banco Nacional de Costa Rica			Credit Suisse Group AG
5.875% due 04/25/21 (Þ)	50	52	7.125% due 12/29/49 (ƒ)	400	404
Bank of America Corp.			7.500% due 12/31/49 (ƒ)(Þ)	400	423
4.625% due 09/14/18	225	260	Dai-ichi Life Insurance Co., Ltd. (The)
Barclays PLC			7.250% due 12/29/49 (ƒ)(Þ)	900	1,015
4.375% due 09/11/24	395	389	4.000% due 12/31/49 (ƒ)(Þ)	800	754
8.250% due 12/31/49 (ƒ)	600	626	Danone SA
			2.947% due 11/02/26 (Þ)	540	514

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 295

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Delphi Automotive PLC			Gabon Government International Bond
3.150% due 11/19/20	15	15	Series REGS
4.250% due 01/15/26	150	154	6.950% due 06/16/25	200	185
Delta 2 Lux Sarl Term Loan B3			Genneia SA
4.750% due 07/30/21 (Ê)	3,500	3,517	8.750% due 01/20/22 (Þ)	145	150
Demeter Investments BV for Swiss Re,			Ghana Government International Bond
Ltd.			Series REGS
5.625% due 08/15/52	550	556	9.250% due 09/15/22	405	428
DNB Bank ASA			7.875% due 08/07/23	630	615
6.500% due 12/29/49 (ƒ)	200	206	8.125% due 01/18/26	1,325	1,293
Dominican Republic International Bond			Global SC Finance II SRL
6.875% due 01/29/26 (Þ)	305	325	Series 2014-1A Class A1
Series REGS			3.190% due 07/17/29 (Þ)	188	181
7.500% due 05/06/21	45	50	Greenko Dutch BV
6.875% due 01/29/26	445	475	Series REGS
6.850% due 01/27/45	210	206	8.000% due 08/01/19	265	281
Dubai Electricity & Water Authority			Grupo Televisa SAB
Series REGS			5.000% due 05/13/45	200	171
7.375% due 10/21/20	100	115	GTH Finance BV
Ecuador Government International Bond			Series REGS
10.750% due 03/28/22 (Þ)	220	247	7.250% due 04/26/23	200	218
Series REGS			Harbourview CLO VII, Ltd.
10.750% due 03/28/22	1,205	1,353	Series 2014-7A Class E
7.950% due 06/20/24	980	970	6.039% due 11/18/26 (Å)(Ê)	963	905
EDP Finance BV			Honduras Government International
4.900% due 10/01/19 (Þ)	300	315	Bond
Egypt Government International Bond			6.250% due 01/19/27 (Þ)	410	407
6.125% due 01/31/22 (Þ)	230	232	HSBC Capital Funding, LP
8.500% due 01/31/47 (Þ)	290	296	10.176% due 12/29/49 (ƒ)(Þ)	600	891
Series REGS			HSBC Holdings PLC
5.875% due 06/11/25	235	217	6.875% due 12/31/49 (ƒ)	600	637
El Salvador Government International			Hyperion Insurance Group, Ltd. Term
Bond			Loan B
Series REGS			5.500% due 04/30/22 (Ê)	1,247	1,248
7.375% due 12/01/19	365	366	ICICI Bank, Ltd.
7.750% due 01/24/23	95	95	Series REGS
5.875% due 01/30/25	484	422	5.750% due 11/16/20	200	220
6.375% due 01/18/27	795	698	Indonesia Government International
7.650% due 06/15/35	30	26	Bond
7.625% due 02/01/41	172	150	Series REGS
Embraer Netherlands Finance BV			4.125% due 01/15/25	150	151
5.050% due 06/15/25	155	155	4.750% due 01/08/26	1,130	1,183
5.400% due 02/01/27	185	186	6.625% due 02/17/37	275	325
Emera, Inc.			7.750% due 01/17/38	90	119
Series 16-A			5.125% due 01/15/45	200	201
6.750% due 06/15/76	1,407	1,534	ING Groep NV
Emirates Telecommunications Group			6.875% due 12/29/49 (ƒ)	400	403
Co. PJSC			International Automotive Components
Series GMTN			Group SA
2.375% due 06/18/19	600	599	9.125% due 06/01/18 (Å)	2,037	2,042
Enel SpA			Iraq International Bond
8.750% due 09/24/73 (Þ)	1,250	1,425	Series REGS
Eskom Holdings SOC, Ltd.			5.800% due 01/15/28	300	249
Series REGS			Itau Unibanco Holding SA
5.750% due 01/26/21	290	289	2.850% due 05/26/18 (Þ)	200	201
6.750% due 08/06/23	380	384	Ivory Coast Government International
Evergreen Skills Lux Sarl			Bond
5.750% due 04/28/21 (Ê)	4,181	3,800	Series REGS
9.250% due 04/28/22 (Ê)	2,070	1,497	5.375% due 07/23/24	370	350
Evraz Group SA			5.750% due 12/31/32	1,460	1,352
8.250% due 01/28/21	200	224	Jamaica Government International Bond
FedEx Corp.			6.750% due 04/28/28	205	227
1.625% due 01/11/27	295	319	8.500% due 02/28/36	100	118
FMG Resources Pty, Ltd. Covenant-Lite			8.000% due 03/15/39	151	169
1st Lien Term Loan B			Jordan Government International Bond
3.750% due 06/30/19	1,344	1,352	6.125% due 01/29/26 (Þ)	15	15

See accompanying notes which are an integral part of this quarterly report.

296 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.750% due 01/31/27 (Þ)	180	172	Nippon Life Insurance Co.
JPMorgan Chase & Co.			4.700% due 01/20/46 (Þ)	700	706
1.500% due 01/27/25	275	302	Noble Holding International, Ltd.
Kazakhstan Government International			6.200% due 08/01/40	5	4
Bond			6.050% due 03/01/41	5	4
Series REGS			5.250% due 03/15/42	5	3
3.875% due 10/14/24	140	140	OCP SA
5.125% due 07/21/25	200	215	Series REGS
6.500% due 07/21/45	200	234	5.625% due 04/25/24	400	415
KazMunayGas National Co. JSC			Oman Government International Bond
Series REGS			3.625% due 06/15/21 (Þ)	60	60
9.125% due 07/02/18	200	217	Series REGS
Kenya Government International Bond			4.750% due 06/15/26	310	297
Series REGS			Ooredoo International Finance, Ltd.
6.875% due 06/24/24	345	333	Series REGS
Kernel Holding SA			5.000% due 10/19/25	400	434
8.750% due 01/31/22 (Þ)	200	201	Open Text Corp.
Koninklijke Ahold Delhaize NV			5.875% due 06/01/26 (Å)	299	313
5.700% due 10/01/40	100	113	Pakistan Government International Bond
Lamar Funding, Ltd.			Series REGS
Series REGS			8.250% due 04/15/24	220	244
3.958% due 05/07/25	255	233	Paraguay Government International
Lebanon Government International Bond			Bond
6.650% due 04/22/24	350	351	5.000% due 04/15/26 (Þ)	70	72
Series GMTN			Series REGS
5.450% due 11/28/19	560	557	4.625% due 01/25/23	510	518
Series REGS			5.000% due 04/15/26	100	103
8.250% due 04/12/21	195	211	6.100% due 08/11/44	85	86
6.000% due 01/27/23	210	207	Park Aerospace Holdings, Ltd.
Linxens France SA 2nd Lien Term Loan			5.250% due 08/15/22 (Þ)	237	243
9.500% due 07/15/23	310	308	5.500% due 02/15/24 (Þ)	150	154
Lloyds Banking Group PLC			Parq Holdings, LP Term Loan
4.500% due 11/04/24	400	407	8.500% due 12/17/20 (Ê)	820	816
7.500% due 12/31/49 (ƒ)	400	415	Pernod Ricard SA
Mallinckrodt International Finance SA /			5.500% due 01/15/42 (Þ)	450	500
Mallinckrodt CB LLC			Pertamina Persero PT
5.625% due 10/15/23 (Å)	28	25	Series REGS
MEG Energy Corp.			4.875% due 05/03/22	108	112
6.375% due 01/30/23 (Þ)	410	381	4.300% due 05/20/23	345	347
7.000% due 03/31/24 (Þ)	1,960	1,843	6.000% due 05/03/42	140	138
6.500% due 01/15/25 (Þ)	230	232	5.625% due 05/20/43	150	142
Methanex Corp.			Perusahaan Penerbit SBSN Indonesia III
3.250% due 12/15/19	40	40	4.550% due 03/29/26 (Þ)	80	82
Mexico Government International Bond			Petrobras Argentina SA
4.750% due 03/08/44	276	253	Series REGS
MidOcean Credit CLO III			7.375% due 07/21/23	285	289
Series 2014-3A Class E			Petrobras Global Finance BV
5.947% due 07/21/26 (Å)(Ê)	825	770	3.873% due 03/17/20 (Ê)	95	96
Mohawk Industries, Inc.			8.375% due 05/23/21	2,060	2,297
2.000% due 01/14/22	335	381	7.375% due 01/17/27	80	83
Mongolia Government International			Petroleos de Venezuela SA
Bond			8.500% due 10/27/20 (Þ)	85	66
Series REGS			5.375% due 04/12/27	81	30
10.875% due 04/06/21	35	37	Series REGS
5.125% due 12/05/22	260	225	9.000% due 11/17/21	37	21
Mood Media Corp. Term Loan			12.750% due 02/17/22	110	73
7.000% due 05/01/19 (Ê)	1,121	1,098	6.000% due 11/15/26	173	66
Moody's Corp.			9.750% due 05/17/35	135	68
1.750% due 03/09/27	440	477	Petroleos Mexicanos
Morgan Stanley			4.607% due 03/11/22 (Ê)(Þ)	110	114
1.875% due 03/30/23	300	339	5.375% due 03/13/22 (Þ)	110	112
Mozambique International Bond			Philip Morris International, Inc.
Series REGS			1.750% due 03/19/20	240	272
10.500% due 01/18/23	850	510	Playa Resorts Holding BV 1st Lien Term
Namibia International Bonds			Loan B
5.250% due 10/29/25 (Þ)	30	30	4.000% due 08/09/19 (Ê)	1,983	1,985

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 297

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
PPG Industries, Inc.			Telefonica Emisiones SAU
0.875% due 11/03/25	100	105	5.462% due 02/16/21	135	147
QBE Insurance Group, Ltd.			7.045% due 06/20/36	15	18
6.750% due 12/02/44	1,100	1,171	Teva Pharmaceutical Finance
5.875% due 06/17/46	606	613	Netherlands III BV
Raizen Fuels Finance SA			2.800% due 07/21/23	120	112
5.300% due 01/20/27 (Þ)	255	254	TIAA CLO I, Ltd.
Republic of Azerbaijan International			Series 2016-1A Class E1
Bond			8.736% due 07/20/28 (Å)(Ê)	279	281
Series REGS			Trader Corp. Term Loan
4.750% due 03/18/24	450	448	5.000% due 08/09/23	1,000	1,010
Republic of Indonesia Government			Transcanada Trust
International Bond			5.625% due 05/20/75	175	180
Series REGS			Series 16-A
6.750% due 01/15/44	170	210	5.875% due 08/15/76	1,513	1,596
Republic of South Africa Government			Transportadora de Gas Internacional
International Bond			SA ESP
5.875% due 05/30/22	40	44	Series REGS
5.875% due 09/16/25	345	372	5.700% due 03/20/22	135	139
4.300% due 10/12/28	80	75	Turkey Government International Bond
5.375% due 07/24/44	5	5	5.625% due 03/30/21	255	262
Republic of Suriname			6.250% due 09/26/22	415	434
9.250% due 10/26/26 (Þ)	60	61	6.625% due 02/17/45	495	499
Republic of Venezuela Government			Turkiye Is Bankasi
International Bond			Series REGS
13.625% due 08/15/18	25	22	5.500% due 04/21/19	285	288
Ritchie Bros. Auctioneers, Inc.			UBS Group AG
5.375% due 01/15/25 (Å)	460	470	7.125% due 12/29/49 (ƒ)	400	413
Royal Bank of Scotland Group PLC			Series .
6.100% due 06/10/23	50	53	7.125% due 12/29/49 (ƒ)	400	414
5.125% due 05/28/24	335	334	Ukraine Government International Bond
8.625% due 12/29/49 (ƒ)	800	826	Series REGS
Rusal Capital Designated Activity Co.			7.750% due 09/01/19	772	768
5.125% due 02/02/22 (Þ)	220	218	7.750% due 09/01/20	600	587
Russian Foreign Bond - Eurobond			7.750% due 09/01/21	400	386
4.750% due 05/27/26 (Þ)	200	207	7.750% due 09/01/22	810	774
Sberbank of Russia Via SB Capital SA			Ukreximbank Via Biz Finance PLC
Series REGS			Series REGS
5.500% due 02/26/24	280	286	9.625% due 04/27/22	210	207
Siemens Financieringsmaatschappij NV			9.750% due 01/22/25	400	384
2.350% due 10/15/26 (Þ)	250	231	Vedanta Resources PLC
3.300% due 09/15/46 (Þ)	280	245	6.375% due 07/30/22 (Þ)	225	226
Sky PLC			Series REGS
Series REGS			6.000% due 01/31/19	135	138
3.750% due 09/16/24	600	599	Venezuela Government International
Societe Generale SA			Bond
4.000% due 01/12/27 (Þ)	255	250	9.250% due 09/15/27	105	56
Sri Lanka Government International			9.375% due 01/13/34	45	22
Bond			Series REGS
5.750% due 01/18/22 (Þ)	360	360	7.000% due 12/01/18	20	15
6.850% due 11/03/25 (Þ)	130	130	7.750% due 10/13/19	195	117
Series REGS			6.000% due 12/09/20	100	52
6.250% due 07/27/21	100	102	7.650% due 04/21/25	175	81
5.750% due 01/18/22	30	30	9.250% due 05/07/28	195	94
5.875% due 07/25/22	60	60	11.950% due 08/05/31	120	70
6.125% due 06/03/25	315	302	7.000% due 03/31/38	40	18
6.850% due 11/03/25	110	110	Veresen Midstream, LP
Standard Chartered PLC			5.250% due 03/31/22 (Ê)	1,990	2,011
3.950% due 01/11/23 (Þ)	200	200	Vietnam Government International Bond
Sumitomo Life Insurance Co.			Series REGS
6.500% due 09/20/73 (Þ)	200	224	4.800% due 11/19/24	160	161
Teine Energy, Ltd.			Virgin Media Investment Holdings, Ltd.
6.875% due 09/30/22 (Þ)	580	605	Term Loan I
Telecom Italia Capital SA			3.517% due 01/31/25	500	503
6.000% due 09/30/34	10	10	VTR Finance BV
7.200% due 07/18/36	50	53

See accompanying notes which are an integral part of this quarterly report.

298 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series REGS			1.000% due 01/24/24 (v)	625	628
6.875% due 01/15/24	280	294	Avantor Performance Materials Holdings,
WPP Finance			Inc. 1st Lien Term Loan
5.625% due 11/15/43	170	182	6.000% due 06/21/22 (Ê)	1,092	1,106
Zais CLO 5, Ltd.			Avaya, Inc. Term Loan B7
Series 2016-2A Class C			6.282% due 05/29/20 (Ê)	2,459	2,034
5.216% due 10/15/28 (Å)(Ê)	1,000	1,005	Avolon Holdings, Ltd. Term Loan B
Zambia Government International Bond			1.000% due 01/13/22 (v)	500	506
Series REGS			BBB Industries US Holdings, Inc. Term
8.500% due 04/14/24	550	547	Loan B
Ziggo Bond Finance BV			11.500% due 11/03/22 (Ê)	1,000	967
6.000% due 01/15/27 (Þ)	150	149	Berlin Packaging LLC 2nd Lien Term
Zimmer Biomet Holdings, Inc.			Loan
2.425% due 12/13/26	145	161	7.750% due 10/01/22 (Ê)	1,000	1,012
			Berry Plastics Group, Inc. Term Loan I
		114,524	3.750% due 10/03/22	750	754
Loan Agreements - 21.7%			BioScrip, Inc. 1st Lien Term Loan B
99 Cents Only Stores LLC New Term			9.250% due 07/31/20 (Ê)	1,006	961
Loan			BioScrip, Inc. Term Loan
4.500% due 01/13/19 (Ê)	227	193	9.250% due 07/31/20 (Ê)	1,677	1,601
ABG Intermediate Holdings 2 LLC 2nd			BJ's Wholesale Club, Inc. 1st Lien Term
Lien Term Loan
9.000% due 05/27/22 (Ê)	250	252	1.000% Loan due 01/26/24 (v)	175	174
ABG Intermediate Holdings 2, LLC 1st			BJ's Wholesale Club, Inc. 2nd Lien Term
Lien Term Loan
5.500% due 05/27/21 (Ê)	115	116	1.000% Loan due 01/26/25 (v)	375	379
Accuvant, Inc. 2nd Lien Term Loan			BMC Software Finance, Inc. 1st Lien
10.000% due 01/28/23 (Ê)	900	899	Term Loan B
Active Network, Inc. 1st Lien Term Loan			5.000% due 09/10/20 (Ê)	500	499
6.000% due 11/15/20	374	373	Brickman Group, Ltd. LLC 1st Lien
Advanced Disposal Services, Inc. Term			Term Loan B
Loan B3			4.000% due 12/18/20 (Ê)	2,552	2,561
3.500% due 11/10/23 (Ê)	740	747	BWAY Holding Co. 1st Lien Term Loan
Albertson's LLC 1st Lien Term Loan B4			B
3.778% due 08/23/21 (Ê)	764	768	4.750% due 08/14/23 (Ê)	1,216	1,223
Alliant Holdings I, LLC 1st Lien Term			Caesars Entertainment Corp. 1st Lien
Loan B			Term Loan B
5.252% due 08/14/22 (Ê)	373	375	7.000% due 10/11/20 (Ê)	3,490	3,520
Alliant Holdings I, LLC Term Loan B2			Cast & Crew Payroll LLC 2nd Lien Term
8.250% due 08/01/23 (Þ)	3,030	3,200	Loan
Alvogen Pharmaceutical US, Inc. Term			8.750% due 08/03/23 (Ê)	250	246
Loan			Cast & Crew Payroll LLC Term Loan B
6.000% due 04/02/22 (Ê)	1,427	1,394	5.000% due 08/03/22 (Ê)	746	746
American Airlines, Inc. Term Loan B			CBS Radio, Inc. Term Loan B
3.276% due 04/28/23 (Ê)	250	251	4.500% due 10/17/23 (Ê)	528	533
American Airlines, Inc. Term Loan B1			Cengage Learning, Inc. 1st Lien Term
3.276% due 05/21/20 (Ê)	1,994	2,004	Loan
Ancestry.com Operations, Inc. 1st Lien			5.250% due 06/07/23 (Ê)	2,281	2,119
Term Loan			CH Hold Corp. 1st Lien Term Loan
5.250% due 10/19/23 (Ê)	818	827	1.000% due 01/18/24 (v)	455	458
Ancestry.com Operations, Inc. 2nd Lien			CH Hold Corp. 2nd Lien Term Loan
Term Loan B			1.000% due 01/18/25 (v)	250	252
9.250% due 10/19/24 (Ê)	320	328	CH Hold Corp. Term Loan B
AP Gaming I LLC 1st Lien Term Loan B			1.000% due 01/18/24 (v)	45	46
9.250% due 12/20/20 (Ê)	495	495	Charcoal Holdings LLC 1st Lien Term
Arbor Pharmaceuticals, Inc. Term Loan			Loan
B			1.000% due 07/03/23 (v)	1,650	1,666
6.000% due 06/28/23	994	1,007	Charming Charlie LLC Term Loan B
Arctic Glacier USA, Inc. 1st Lien Term			9.000% due 12/24/19 (Ê)	230	115
Loan B			Charter Communications LLC Term
6.000% due 05/13/19 (Ê)	2,122	2,119	Loan H
AssuredPartners, Inc. Term Loan B			2.780% due 01/15/22	3,733	3,736
5.250% due 10/21/22 (Ê)	498	504	Checkout Holding Corp. Covenant-Lite
Asurion LLC Term Loan 2			1st Lien Term Loan B
8.500% due 03/03/21 (Ê)	3,130	3,173	4.500% due 04/09/21 (Ê)	1,244	1,091
Asurion LLC Term Loan B4			Chemours Co. 1st Lien Term Loan B
5.000% due 08/04/22 (Ê)	2,217	2,240	3.750% due 05/12/22 (Ê)	500	498
Atotech BV Term Loan B1

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 299

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Chrysler Group LLC 1st Lien Term			10.000% due 09/22/23	250	167
Loan B			FullBeauty Brands Holdings Corp. 1st
3.250% due 12/31/18 (Ê)	2,581	2,583	Lien Term Loan
Ciena Corp. Term Loan 1			5.750% due 10/14/22 (Ê)	620	521
4.250% due 04/25/21 (Ê)	404	406	GENEX Services, Inc. 1st Lien Term
Cision, Inc. Term Loan B			Loan
7.000% due 05/12/23	2,241	2,237	5.250% due 05/30/21 (Ê)	995	1,000
CityCenter Holdings, LLC 1st Lien Term			GENEX Services, Inc. 2nd Lien Term
Loan B			Loan
5.000% due 10/16/20 (Ê)	200	202	8.750% due 05/30/22 (Ê)	250	240
Commercial Barge Line Co. Term Loan			Genoa, a QoL Healthcare Co. LLC 2nd
B1			Lien Term Loan
9.750% due 11/12/20 (Ê)	702	664	9.000% due 10/28/24 (Ê)	2,040	2,060
Community Health Systems, Inc. Term			Getty Images, Inc. 1st Lien Term Loan B
Loan B2			4.750% due 10/18/19 (Ê)	982	848
4.000% due 01/27/21 (Ê)	2,883	2,724	Grifols Worldwide Operations USA, Inc.
ConvergeOne Holdings Corp. Covenant-			Term Loan
Lite 1st Lien Term Loan			1.000% due 12/20/23 (v)	1,344	1,351
6.375% due 06/17/20 (Ê)	1,247	1,241	Gruden Acquisition, Inc. 1st Lien Term
Cortes NP Intermediate Holding II Corp.			Loan
Term Loan B			5.750% due 08/18/22 (Ê)	1,125	1,105
6.000% due 11/30/23 (Ê)	1,500	1,507	Harbor Freight Tools USA, Inc. Term
CPI Acquisition, Inc. Term Loan B			Loan B
5.500% due 08/17/22 (Ê)	407	368	3.778% due 08/16/23 (Ê)	1,190	1,195
CPM Holdings, Inc. Term Loan B			Harland Clarke Holdings Corp. Term
Zero coupon due 04/10/22 (Ê)	1,038	1,050	Loan B4
Creative Artists Agency LLC Term Loan			6.993% due 08/04/19 (Ê)	1,500	1,498
B			Hawaiian Telcom Communications, Inc.
5.000% due 12/17/21 (Ê)	2,241	2,266	Term Loan B
CSC Holdings LLC Term Loan B			5.250% due 06/06/19 (Ê)	165	166
3.876% due 10/31/24 (Ê)	1,839	1,850	HCA Inc. Term Loan B7
CSRA, Inc. Term Loan B1			3.588% due 03/01/24	1,995	2,008
1.000% due 10/29/22 (Ê)(v)	634	638	Heartland Dental LLC 2nd Lien Term
Cvent, Inc. 1st Lien Term Loan B			Loan
6.000% due 11/29/23 (Ê)	500	505	9.750% due 06/21/19 (Ê)	780	762
Dell International LLC Term Loan B			Hilton Worldwide Finance LLC Term
			Loan
4.000% due 09/07/23 (Ê)	2,494	2,504	3.034% due 10/25/23 (Ê)	2,244	2,265
Delta 2 Lux Sarl 2nd Lien Term Loan			Houghton Mifflin Harcourt Publishers,
7.750% due 07/29/22 (Ê)	3,340	3,353	Inc. Term Loan B
DigitalGlobe, Inc. 1st Lien Term Loan B			4.000% due 05/29/21 (Ê)	493	457
3.530% due 12/22/23 (Ê)	2,000	2,012	Indigo Merger Sub I, Inc. 1st Lien Term
EagleView Technology Corp. 1st Lien			Loan
Term Loan			5.000% due 07/08/21 (Ê)	249	250
5.280% due 07/15/22 (Ê)	499	499	Intrawest Operations Group LLC Term
EagleView Technology Corp. 2nd Lien			Loan B1
Term Loan			4.500% due 12/09/20 (Ê)	994	1,002
9.250% due 09/28/23 (Ê)	500	496	J Crew Group, Inc. Term Loan B
Eastman Kodak Co. Exit Term Loan			4.000% due 03/05/21 (Ê)	98	55
7.250% due 09/03/19 (Ê)	1,743	1,747	Jill Acquisition LLC Term Loan B1
EnergySolutions LLC 1st Lien Term			6.000% due 05/23/22 (Ê)	125	123
Loan B			Koosharem LLC Exit Term Loan
6.750% due 05/29/20 (Ê)	2,158	2,175	7.500% due 05/16/20 (Ê)	491	456
Envision Healthcare Corp. Term Loan B			KRATON Polymers LLC 1st Lien Term
4.000% due 11/17/23 (Ê)	500	505	Loan B
ESH Hospitality, Inc. Term Loan B			5.000% due 01/06/22 (Ê)	1,824	1,846
3.750% due 08/30/23 (Ê)	998	1,001	Landry's, Inc. 1st Lien Term Loan
Fairmount Santrol, Inc. 1st Lien Term			5.750% due 09/22/23 (Ê)	625	630
Loan B2			Lannett Co., Inc. Term Loan A
4.500% due 09/05/19 (Ê)	1,972	1,924	5.750% due 11/25/20 (Ê)	1,218	1,175
First Data Corp. Term Loan			Learfield Communications, Inc. 1st Lien
3.775% due 07/10/22 (Ê)	2,099	2,113	Term Loan
Focus Brands, Inc. 1st Lien Term Loan			4.250% due 11/17/23	750	756
5.000% due 10/03/23 (Ê)	1,153	1,170	Level 3 Financing, Inc. Term Loan B2
FPC Holdings, Inc. 1st Lien Term Loan			3.513% due 05/31/22 (Ê)	1,500	1,513
5.250% due 11/27/19 (Ê)	2,113	2,008	Lions Gate Enterntainment, Inc. 1st Lien
FullBeauty Brands Holding Corp. 2nd			Term Loan
Lien Term Loan			3.766% due 10/12/23	250	251

See accompanying notes which are an integral part of this quarterly report.

300 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Masergy Communications, Inc. 2nd Lien			Pre-Paid Legal Services, Inc. 2nd Lien
Term Loan			Term Loan
9.500% due 12/15/24 (Ê)	1,700	1,717	10.250% due 07/01/20 (Ê)	250	251
Match Group, Inc. Term Loan B1			Prime Security Services Borrower LLC
5.500% due 10/27/22 (Ê)	538	546	1st Lien Term Loan
MCC Iowa LLC Term Loan H			4.250% due 05/02/22	873	881
3.250% due 01/29/21 (Ê)	491	494	Quest Software US Holdings, Inc. Term
Mergermarket USA, Inc. 1st Lien Term			Loan B
Loan			7.000% due 10/31/22 (Ê)	1,250	1,266
4.500% due 02/04/21 (Ê)	1,376	1,364	Quincy Newspapers, Inc. Term Loan B
MGM Growth Properties, LLC 1st Lien			5.000% due 11/02/22 (Ê)	951	951
Term Loan B			Realogy Corp. Term Loan B
4.000% due 04/25/23 (Ê)	994	1,002	3.026% due 01/13/24	995	1,001
Mission Broadcasting, Inc. 1st Lien Term			RentPath, Inc. 1st Lien Term Loan
Loan B			6.250% due 12/17/21 (Ê)	982	976
3.767% due 01/17/24 (Ê)	67	68	Reynolds Group Holdings, Inc. Term
MRI Software LLC Term Loan			Loan
5.250% due 06/18/21	363	359	4.250% due 01/21/23 (Ê)	499	500
0.500% due 09/29/23	136	135	Riverbed Technology, Inc. Term Loan
MSC.Software Corp. 1st Lien Term Loan			5.000% due 04/27/22 (Ê)	3,000	3,020
5.000% due 05/29/20 (Ê)	740	733	Rovi Solutions Corp. Term Loan B
Nautilus Merger Sub, Inc. 2nd Lien Term			3.750% due 07/02/21 (Ê)	621	622
Loan			Royal Holdings, Inc. Term Loan
6.750% due 03/13/22 (Ê)	1,280	1,240	8.500% due 06/19/23 (Ê)	390	391
Navistar, Inc. 1st Lien Term Loan B			RPI Finance Trust Term Loan B5
6.500% due 08/07/20 (Ê)	248	251	3.498% due 10/05/22 (Ê)	449	452
NBTY, Inc. Term Loan B			Scientific Games International, Inc. Term
5.000% due 05/05/23 (Ê)	1,244	1,251	Loan B2
New Asurion Corp. Term Loan B			6.000% due 10/01/21 (Ê)	2,966	2,986
1.000% due 08/10/21 (v)	1,420	1,479	SCS Holdings, Inc. Term Loan
New Millennium Holding Co., Inc. Exit			5.250% due 10/30/22 (Ê)	493	498
Term Loan			SeaWorld Parks & Entertainment, Inc.
7.500% due 12/21/20 (Ê)	82	41	Incremental Term Loan B3
Nexstar Broadcasting, Inc. 1st Lien Term			4.000% due 05/14/20 (Ê)	3,923	3,943
Loan B			Signode Industrial Group US, Inc. 1st
3.767% due 01/17/24 (Ê)	229	232	Lien Term Loan B
NVA Holdings, Inc. 2nd Lien Term Loan			4.000% due 05/01/21 (Ê)	1,665	1,677
8.000% due 08/14/22 (Ê)	170	170	SolarWinds Holdings, Inc. Term Loan
Opal Acquisition, Inc. 1st Lien Term			5.500% due 02/05/23 (Ê)	2,387	2,389
Loan B			Solera LLC Term Loan B
5.000% due 11/27/20 (Ê)	1,531	1,426	5.750% due 03/04/23 (Ê)	1,229	1,241
Optiv Security, Inc. 1st Lien Term Loan			SourceHOV LLC 1st Lien Term Loan B
1.000% due 01/19/24 (v)	500	503	7.750% due 10/31/19 (Ê)	487	441
Patterson Co. 2nd Lien Term Loan			Spectrum Brands, Inc. Term Loan
8.750% due 08/28/23 (Å)(Ê)	590	578	3.250% due 06/23/22 (Ê)	1,997	2,020
Penn National Gaming, Inc. Term Loan B			Station Casinos LLC 1st Lien Term
1.000% due 01/13/24 (v)	500	504	Loan B
PetSmart, Inc. Term Loan			1.000% due 06/08/23 (Ê)(v)	375	376
4.000% due 03/10/22 (Ê)	5	5	Steak n Shake Operations, Inc. Term
PFS Acquisition LLC 2nd Lien Term			Loan B1
Loan			4.750% due 03/19/21 (Ê)	540	543
8.250% due 01/31/22 (Ê)	1,890	1,746	Sterigenics-Nordion Holdings LLC 2nd
Pharmaceutical Product Development			Lien Term Loan
LLC Term Loan B			4.250% due 05/15/22 (Ê)	991	992
0.043% due 08/18/22 (Ê)	1,247	1,253	Sterling Midco Holdings, Inc. 2nd Lien
Pinnacle Entertainment, Inc. Term Loan			Term Loan
B			8.750% due 06/19/23 (Ê)	710	690
3.250% due 04/28/23	458	463	Talbots, Inc. (The) 1st Lien Term Loan
Pinnacle Foods Finance LLC Term			5.500% due 03/17/20 (Ê)	131	118
Loan 1			TCH-2 Holdings LLC 1st Lien Term
3.284% due 01/13/23 (Ê)	497	498	Loan
Pinnacle Foods Finance LLC Term			5.500% due 05/12/21 (Ê)	1,145	1,141
Loan B			TerraForm AP Acquisition Holdings LLC
3.780% due 01/27/24	500	501	Term Loan B
Portillo's Holdings, LLC Covenant-Lite			8.500% due 06/26/22 (Ê)	1,090	1,095
1st Lien Term Loan			TMS International Corp. Term Loan B1
4.750% due 08/01/21 (Ê)	1,492	1,507	4.500% due 10/16/20 (Ê)	995	1,000
			Trans Union LLC Term 1st Lien Loan B2

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 301

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$			or Shares	$
1.000% due 04/09/21 (Ê)(v)		500	502	Brazil Letras do Tesouro Nacional
Transdigm Group, Inc. 1st Lien Term				Series LTN
Loan F				Zero coupon due 01/01/19	BRL	2,110	554
3.780% due 06/09/23 (Ê)		499	497	0.010% due 07/01/19	BRL	300	75
Travelport Finance (Luxembourg) Sarl				0.010% due 01/01/20	BRL	5,860	1,392
Term Loan B				Brazil Notas do Tesouro Nacional
5.000% due 09/02/21		1,217	1,227	Series NTNB
Tribune Media Co. Term Loan				6.000% due 08/15/50	BRL	880	910
3.750% due 12/27/20 (Ê)		493	495	Series NTNF
TruGreen, LP 1st Lien Term Loan				10.000% due 01/01/23	BRL	380	118
6.500% due 04/13/23 (Ê)		1,744	1,766	10.000% due 01/01/25	BRL	8,680	2,659
UFC Holdings LLC 1st Lien Term Loan				10.000% due 01/01/27	BRL	5,440	1,654
5.000% due 08/18/23 (Ê)		1,995	1,999	Bundesrepublik Deutschland
United Airlines, Inc. Term Loan B				0.500% due 02/15/26	EUR	255	281
3.276% due 04/01/19 (Ê)		1,990	1,997	Series 2007
UPC Financing Partnership Term Loan				4.250% due 07/04/39	EUR	185	330
3.767% due 08/31/24 (Ê)		2,000	2,000	Buzzi Unicem SpA
US Renal Care, Inc. 2nd Lien Term Loan				2.125% due 04/28/23	EUR	125	139
9.000% due 11/16/23 (Ê)		2,850	2,622	Carrefour SA
Valeant Pharmaceuticals International,				1.750% due 07/15/22	EUR	300	341
Inc. Term Loan B				Claris ABS
5.000% due 04/02/22 (Ê)		936	940	Series 2012-1 Class A
Varsity Brands, Inc. 1st Lien Term Loan				0.137% due 10/31/60 (Ê)	EUR	39	42
5.000% due 12/11/21		995	1,008	Colombian TES
Vouvray US Finance LLC Term Loan B				Series B
1.000% due 01/27/24 (v)		1,000	1,002	10.000% due 07/24/24	COP	7,229,000	2,945
Wastequip LLC Term Loan				7.500% due 08/26/26	COP	4,193,000	1,497
5.500% due 08/09/19 (Ê)		746	746	Colombian Titulos de Tesoreria
William Morris Endeavor Entertainment				Series B

LLC 1st Lien Term Loan				11.000% due 07/24/20	COP	1,142,000	444
5.290% due 05/06/21 (Ê)		3,478	3,489
World Endurance Holdings 1st Lien				7.000% due 05/04/22	COP	1,133,000	396
Term Loan				Commerzbank AG
5.250% due 06/26/21 (Ê)		1,370	1,367	0.500% due 09/13/23	EUR	85	86
Yonkers Racing Corp. 1st Lien Term				4.000% due 03/23/26	EUR	100	109
Loan				Electricite de France SA
4.250% due 08/16/19		373	374	4.125% due 01/29/49 (ƒ)	EUR	100	106
Zebra Technologies Corp. Term Loan B				Enel Finance International NV
4.750% due 10/27/21 (Ê)		2,716	2,738	5.625% due 08/14/24	GBP	185	279
			190,440	5.750% due 09/14/40	GBP	70	113
Mortgage-Backed Securities - 0.0%				Eurosail-UK 2007-1nc PLC
Morgan Stanley Re-REMIC Trust				Series 2007-1X Class A3C
Series 2010-GG10 Class A4B				0.734% due 03/13/45 (Ê)	GBP	26	31
5.793% due 08/15/45 (Þ)		150	150	Fonterra Co.-operative Group, Ltd.
				4.500% due 06/30/21	AUD	200	157

Non-US Bonds - 7.8%				Ghana Government International Bond
Alimentation Couche-Tard, Inc.				Series 2YR
Series 2				21.000% due 01/07/19	GHS	2,270	522
3.319% due 11/01/19	CAD	170	136	Hungary Government Bond
Allianz Finance II BV				Series 23/A
5.750% due 07/08/41	EUR	300	374	6.000% due 11/24/23	HUF	87,000	368
America Movil SAB de CV				Series 25/B
1.500% due 03/10/24	EUR	170	183	5.500% due 06/24/25	HUF	285,150	1,162
Aquarius & Investments PLC for Zurich				Indonesia Treasury Bond
Insurance Co., Ltd.				Series FR56
4.250% due 10/02/43	EUR	235	277	8.375% due 09/15/26	IDR	335,000	26
Autostrade per l'Italia SpA				Series FR68
1.625% due 06/12/23	EUR	25	28	8.375% due 03/15/34	IDR	15,550,000	1,185
Aviva PLC				Series FR69
6.625% due 06/03/41	GBP	200	280	7.875% due 04/15/19	IDR	784,000	60
3.875% due 07/03/44	EUR	200	221	Series FR70
AXA SA				8.375% due 03/15/24	IDR	1,243,000	97
3.375% due 07/06/47	EUR	150	161	Series FR71
BNP Paribas SA				9.000% due 03/15/29	IDR	17,672,000	1,429
5.750% due 01/24/22	GBP	75	110	Series FR72
2.375% due 02/17/25	EUR	300	323	8.250% due 05/15/36	IDR	704,000	53

See accompanying notes which are an integral part of this quarterly report.

302 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value		Amount ($)		Value
	or Shares		$			or Shares	$
Series FR73				5.000% due 07/20/55	GBP	100	122
8.750% due 05/15/31	IDR	34,970,000	2,754	Queensland Treasury Corp.
ING Bank NV				Series 23
3.000% due 04/11/28	EUR	100	113	4.250% due 07/21/23 (Þ)	AUD	250	206
Series EMTM				Republic of Poland Government
3.625% due 02/25/26	EUR	200	233	International Bond
Innogy Finance BV				Series 0420
4.750% due 01/31/34	GBP	100	147	1.500% due 04/25/20	PLN	2,600	629
Kelda Finance No. 3 PLC				Series 1020
Series REGS				5.250% due 10/25/20	PLN	3,470	944
5.750% due 02/17/20	GBP	100	138	Republic of South Africa Government
Malaysia Government International Bond				International Bond
Series 0114				Series 2023
4.181% due 07/15/24	MYR	7,500	1,705	7.750% due 02/28/23	ZAR	26,136	1,877
Series 0115				Series 2032
3.955% due 09/15/25	MYR	630	140	8.250% due 03/31/32	ZAR	7,890	533
Series 0310				Series 2048
4.498% due 04/15/30	MYR	1,800	405	8.750% due 02/28/48	ZAR	9,210	627
Series 0311				Series R214
4.392% due 04/15/26	MYR	2,890	659	6.500% due 02/28/41	ZAR	44,250	2,350
Series 0314				Residential Mortgage Securities 22 PLC
4.048% due 09/30/21	MYR	2,940	674	Series 2006-22X Class A3A
Series 0414				0.944% due 11/14/39 (Ê)	GBP	15	18
3.654% due 10/31/19	MYR	4,005	910	Romania Government International Bond
Series 0415				2.875% due 05/26/28 (Þ)	EUR	50	55
4.254% due 05/31/35	MYR	1,430	307	Series 10Y
Series 0416				4.750% due 02/24/25	RON	1,415	362
3.620% due 11/30/21	MYR	410	93	Romanian Government International
Mexican Bonos				Bond
Series M 20				Series EMTN
10.000% due 12/05/24	MXN	30,882	1,713	2.875% due 10/28/24	EUR	80	92
Series M 30				RTE Reseau de Transport d'Electricite

10.000% due 11/20/36	MXN	18,652	1,070	SA
				1.625% due 10/08/24	EUR	200	226
Series M				2.750% due 06/20/29	EUR	200	240
5.000% due 12/11/19	MXN	67,567	3,084	Russian Federal Bond - OFZ
7.750% due 05/29/31	MXN	15,200	723	Series 6205
Mexican Udibonos				7.600% due 04/14/21	RUB	45,640	749
Series S				Series 6209
4.000% due 06/13/19	MXN	8,312	415	7.600% due 07/20/22	RUB	6,540	107
4.000% due 11/15/40	MXN	5,391	264
Muenchener Rueckversicherungs-				Series 6211
Gesellschaft AG in Muenchen				7.000% due 01/25/23	RUB	13,100	208
6.000% due 05/26/41	EUR	100	126	Series 6212
NWEN Finance PLC				7.050% due 01/19/28	RUB	20,690	318
5.875% due 06/21/21	GBP	200	278	Series 6215
Peruvian Government International Bond				7.000% due 08/16/23	RUB	118,230	1,873
6.350% due 08/12/28 (Þ)	PEN	421	130	Series 6217
Series REGS				7.500% due 08/18/21	RUB	78,010	1,274
6.950% due 08/12/31	PEN	1,750	559	Santander Issuances SAU
6.900% due 08/12/37	PEN	6,020	1,887	2.500% due 03/18/25	EUR	100	105
Philippine Government Bond				Santander UK PLC
Series 1060				0.875% due 01/13/20	EUR	285	313
3.625% due 09/09/25	PHP	15,800	301	SGSP Australia Assets Pty, Ltd.
Poland Government International Bond				Series EMTN
Series 0725				2.000% due 06/30/22	EUR	300	341
3.250% due 07/25/25	PLN	6,470	1,565	Simon International Finance SCA
Series 1018				1.375% due 11/18/22	EUR	310	345
0.010% due 10/25/18	PLN	7,760	1,872	Siviglia SPV SRL
Prologis International Funding II SA				Series 2012-1 Class A
1.876% due 04/17/25	EUR	340	372	0.188% due 10/25/55 (Ê)	EUR	50	54
Province of Manitoba Canada				SNS Bank NV
4.400% due 09/05/25	CAD	520	456	3.750% due 11/05/25	EUR	155	175
Province of Ontario Canada				South Africa Government International
1.950% due 01/27/23	CAD	320	245	Bond
				Series R186
4.650% due 06/02/41	CAD	135	126	10.500% due 12/21/26	ZAR	19,750	1,625
Prudential PLC

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 303

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal	Fair
	Amount ($)		Value		Amount ($)	Value
		or Shares	$		or Shares	$
Standard Chartered PLC				Leggett & Platt, Inc.	6,010	287
4.000% due 10/21/25	EUR	300	337	M.Video PJSC	4,071	26
Telefonica Emisiones SAU				Majestic Wine PLC	21,846	97
5.375% due 02/02/26	GBP	150	222	Mattel, Inc.	22,540	591
Telstra Corp., Ltd.				McDonald's Corp.	2,778	341
4.500% due 11/13/18	AUD	280	219	Omnicom Group, Inc.	2,828	242
Tesco PLC				Pacific Textiles Holdings, Ltd.	30,000	33
5.000% due 03/24/23	GBP	170	233	Pandora Media, Inc.(Æ)(Ñ)	23,773	309
Thailand Government International Bond				Pandox AB	35,434	568
3.625% due 06/16/23	THB	12,930	393	Pearson PLC	7,342	57
3.850% due 12/12/25	THB	45,668	1,410	Persimmon PLC Class A	14,474	352
3.580% due 12/17/27	THB	7,920	237	Red Rock Resorts, Inc. Class A	2,779	65
4.875% due 06/22/29	THB	10,300	346	Sankyo Co., Ltd.	6,500	217
Turkey Government Bond				SATS, Ltd.	124,800	468
7.100% due 03/08/23	TRY	4,850	1,077	Secom Co., Ltd.	4,561	329
8.000% due 03/12/25	TRY	8,460	1,913	Shingakukai Co., Ltd.	35,484	177
United Kingdom Gilt				Singapore Press Holdings, Ltd.	124,000	304
4.000% due 03/07/22	GBP	50	73	Sky PLC	14,681	185
2.000% due 09/07/25	GBP	50	67	Tatts Group, Ltd.	99,115	327
3.250% due 01/22/44	GBP	185	291	Thomson Reuters Corp.	11,321	508
Unitymedia GmbH				Thor Industries, Inc.	743	77
Series REGS				Tupperware Brands Corp.	460	28
3.750% due 01/15/27	EUR	300	307	Wal-Mart Stores, Inc.	4,789	320
Virgin Media Secured Finance PLC						15,874
Series REGS
4.875% due 01/15/27	GBP	300	374	Consumer Staples - 1.8%
Vonovia Finance BV				Astarta Holding NV(Æ)	8,461	132
1.500% due 06/10/26	EUR	100	106	BrasilAgro - Co. Brasileira de
Welltower Inc.				Propriedades Agricolas	9,559	36
4.800% due 11/20/28	GBP	100	143	British American Tobacco PLC	8,574	529
WPP Finance Deutschland GmbH				Britvic PLC	19,484	154
1.625% due 03/23/30	EUR	300	309	China Yurun Food Group, Ltd.(Æ)	371,000	58
			68,942	CK Hutchison Holdings, Ltd.	41,719	500
United States Government Treasuries - 0.3%				Coca-Cola Co. (The)	62,545	2,600
United States Treasury Inflation Indexed				Dr Pepper Snapple Group, Inc.	1,870	171
Bonds				Golden Agri-Resources, Ltd.	1,685,800	508
0.125% due 07/15/26		1,148	1,123	Japan Tobacco, Inc.	17,800	573
United States Treasury Notes				JM Smucker Co. (The)	350	48
1.500% due 12/31/18		560	563	Kernel Holding SA	4,025	80
2.875% due 05/15/43		225	218	KT&G Corp.	3,342	289
2.500% due 02/15/45		30	27	PepsiCo, Inc.	20,540	2,132
2.500% due 02/15/46		35	31	Procter & Gamble Co. (The)	40,691	3,564
2.500% due 05/15/46		480	427	Scandinavian Tobacco Group A/S(Þ)	28,416	489
			2,389	SLC Agricola SA	50,367	262
Total Long-Term Investments				Stock Spirits Group PLC	278,814	623
				Swedish Match AB	43,683	1,425
(cost $526,213)			524,917	Sysco Corp.	13,187	692
Common Stocks - 24.7%				Unilever NV	19,302	780
Consumer Discretionary - 1.8%				Wm Morrison Supermarkets PLC	117,863	351
Brinker International, Inc.		612	27	Woolworths, Ltd.	3,221	60
Cie Financiere Richemont SA		14,631	1,136
Coach, Inc.		20,708	773			16,056
Diageo PLC		30,114	838
Flight Centre, Ltd.		10,951	249	Energy - 1.6%
G4S PLC		140,817	453	APA Group	40,982	262
GameStop Corp. Class A		588	14	ARC Resources, Ltd.	43,107	671
Garmin, Ltd.		13,843	668	Areva SA(Æ)(Ñ)	17,206	84
Genuine Parts Co.		6,794	658	BP PLC - ADR	25,175	906
Grupo Televisa SAB - ADR		44,291	992	BP PLC	204,417	1,224
Harvey Norman Holdings, Ltd.		151,022	571	Cenovus Energy, Inc.	19,069	260
Hilton Grand Vacations, Inc.(Æ)		168	5	Chevron Corp.	9,758	1,087
Hilton Worldwide Holdings, Inc.		3,755	216	Cloud Peak Energy, Inc.(Æ)	16,704	95
Home Depot, Inc. (The)		2,894	398	Denison Mines Corp.(Æ)	107,383	80
Honda Motor Co., Ltd.		38,600	1,152	ERG SpA	12,182	135
Hyundai Motor Co.		14,084	1,689	Exxon Mobil Corp.	20,337	1,706
Las Vegas Sands Corp.		2,421	127	Fission Uranium Corp.(Æ)	114,859	74

See accompanying notes which are an integral part of this quarterly report.

304 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Gazprom PAO - ADR	81,283	401	CNA Financial Corp.	18,894	787
Gazprom PJSC	144,171	395	Colony NorthStar, Inc.(Æ)(ƒ)	430	11
Hanergy Thin Film Power Group, Ltd.	205,123	103	Commonwealth Bank of Australia - ADR	6,136	381
(Æ)			Corporate Office Properties Trust(ö)	3,990	127
Helmerich & Payne, Inc.(Ñ)	11,584	824	Cousins Properties, Inc.(ö)	26,997	229
Innogy SE(Æ)(Þ)	4,812	165	Crown Castle International Corp.(ö)	1,795	158
Kinder Morgan, Inc.	49,913	1,115	CyrusOne, Inc.(ö)	3,671	177
Lukoil PJSC - ADR	2,570	145	Deutsche Wohnen AG	12,616	413
Occidental Petroleum Corp.	6,712	455	Dexus Property Group(Æ)(ö)	60,118	409
OMV AG	6,284	220	Digital Realty Trust, Inc.(ö)	1,678	181
Rice Midstream Partners, LP	5,508	135	Douglas Emmett, Inc.(ö)	7,545	285
Royal Dutch Shell PLC Class A	17,932	486	Dundee Corp. Class A(Æ)	32,855	137
Royal Dutch Shell PLC Class B	18,678	529	DuPont Fabros Technology, Inc.(ö)	4,976	236
Spectra Energy Corp.	8,764	365	Education Realty Trust, Inc.(ö)	8,645	348
Targa Resources Corp.	7,258	418	Elementis PLC	18,817	64
Veresen, Inc.	1,273	13	Empire State Realty Trust, Inc. Class
Vermilion Energy, Inc.	8,441	348	A(ö)	11,101	227
Washington H Soul Pattinson & Co., Ltd.	50,570	597	Endurance Specialty Holdings, Ltd.	6,501	603
Williams Cos., Inc. (The)	23,150	668	Entra ASA(Þ)	8,574	93
Woodside Petroleum, Ltd.	10,301	246	Equity Commonwealth(Æ)	7,558	191
		14,212	Equity LifeStyle Properties, Inc.(Æ)(ƒ)	7,775	197
			Equity LifeStyle Properties, Inc. Class	2,413	178
Financial Services - 6.4%			A(ö)
3i Group PLC	39,955	353	Erie Indemnity Co. Class A	6,666	747
Activia Properties, Inc.(ö)	41	200	Essex Property Trust, Inc.(ö)	1,991	447
ADO Properties SA(Þ)	3,257	117	Etalon Group, Ltd. - GDR(Æ)	52,778	204
Aflac, Inc.	4,737	332	Everest Re Group, Ltd.	3,122	687
AGNC Investment Corp.	19,112	357	Extra Space Storage, Inc.(ö)	3,922	283
Alexandria Real Estate Equities, Inc.(ö)	2,245	249	Fastighets AB Balder Class B(Æ)	6,313	129
Allied Properties Real Estate Investment			Fifth Third Bancorp	18,117	473
Trust(ö)	8,864	231	Gecina SA(ö)	1,179	152
Allied World Assurance Co. Holdings			Genworth MI Canada, Inc.(Ñ)	21,219	532
AG	6,026	320	GEO Group, Inc. (The)(ö)	2,201	91
Ally Financial, Inc.	52,931	1,118	Global Logistic Properties, Ltd.	29,000	54
alstria office REIT-AG(Æ)(ö)	16,685	208	Great-West Lifeco, Inc.(Ñ)	11,643	319
American Financial Group, Inc.	1,999	172	Guoco Group, Ltd.	9,000	101
American Homes 4 Rent Class A(ö)	13,943	311	Hang Lung Properties, Ltd. - ADR	125,000	307
American Tower Corp.(ö)	1,669	173	Hang Seng Bank, Ltd.	37,700	768
AmTrust Financial Services, Inc.	3,940	104	HCP, Inc.(ö)	11,700	355
Apartment Investment & Management			Hiscox, Ltd.	7,663	99
Co. Class A(ö)	3,969	175	Hispania Activos Inmobiliarios Socimi		107
Apple Hospitality REIT, Inc.(ö)	4,525	91	SA(ö)	8,674
Arthur J Gallagher & Co.	14,896	802	Hopewell Holdings, Ltd.	25,000	89
ASR Nederland NV(Æ)	18,920	520	HSBC Holdings PLC	104,873	893
Assura PLC(ö)	175,855	115	Hudson Pacific Properties, Inc.(ö)	5,034	178
ASX, Ltd. - ADR	18,787	709	Hulic Reit, Inc.(ö)	80	139
Australia & New Zealand Banking			IGM Financial, Inc.	5,049	155
Group, Ltd. - ADR	24,386	543	Immofinanz AG(Æ)	61,156	112
AvalonBay Communities, Inc.(ö)	2,498	433	Insurance Australia Group, Ltd.	103,040	450
Aviva PLC	63,453	382	Intact Financial Corp.	2,291	167
Axis Capital Holdings, Ltd.	5,360	343	Interactive Brokers Group, Inc. Class A	17,796	664
Bank Leumi Le-Israel BM(Æ)	169,465	701	Japan Retail Fund Investment Corp.(ö)	102	218
Barclays PLC	153,256	425	Kenedix Office Investment Corp. Class	25	147
Big Yellow Group PLC(ö)	19,882	172	A(ö)
Brixmor Property Group, Inc.(ö)	8,924	215	Kilroy Realty Corp.(ö)	2,402	180
Buwog AG(Æ)	7,230	172	Klepierre - GDR(ö)	12,510	476
Canadian Imperial Bank of Commerce	4,698	400	Link REIT(ö)	19,500	133
Cheung Kong Property Holdings, Ltd.	91,000	597	Lloyds Banking Group PLC	1,748,297	1,432
China Construction Bank Corp. Class H	118,000	88	LondonMetric Property PLC(ö)	58,039	108
Chubb, Ltd.	2,806	369	LSL Property Services PLC	70,097	180
CI Financial Corp.	12,250	256	Man Group PLC	90,574	152
Cincinnati Financial Corp.	8,952	632	McBride PLC(Æ)	57,372	118
CIT Group, Inc.	33,271	1,370	Mercury General Corp.	12,995	822
Citizens Financial Group, Inc.	14,703	532	Merlin Properties Socimi SA(ö)	9,480	106
CMC Markets PLC(Þ)	42,313	59	Mitsui Fudosan Co., Ltd.	26,000	600
CME Group, Inc. Class A	7,797	944	Moscow Exchange MICEX-RTS PJSC	80,692	180

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 305

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$

Muenchener Rueckversicherungs-	552	104	Johnson & Johnson	33,005	3,738
Gesellschaft AG in Muenchen			Merck & Co., Inc.	13,411	831
National Australia Bank, Ltd. - ADR	1,551	35	Millennium Health LLC(Æ)	2,491	3
Navient Corp.	29,221	439	Nakanishi, Inc.	4,220	163
Nippon Building Fund, Inc.(ö)	27	155	Novartis AG	23,272	1,717
Nomura Real Estate Master Fund, Inc.(ö)	64	100	Pfizer, Inc.	107,099	3,398
Nordea Bank AB	10,105	122	Protek PJSC	42,289	81
Numis Corp. PLC	40,010	131	Roche Holding AG	3,270	771
Old Republic International Corp.	36,314	755	Sanofi - ADR	21,139	1,722
PacWest Bancorp	15,809	876	Stryker Corp.	4,993	617
Parkway, Inc.(ö)	3,978	85	Takeda Pharmaceutical Co., Ltd.	5,900	246
PAX Global Technology, Ltd.	210,000	146	TT electronics PLC	96,244	181
Pebblebrook Hotel Trust(ö)	5,019	150	Veeva Systems, Inc. Class A(Æ)	2,788	118
ProAssurance Corp.	12,518	681			17,125
Progressive Corp. (The)	8,568	321

Prologis, Inc.(ö)	3,354	164	Materials and Processing - 1.3%
Public Storage(Æ)(ƒ)(Ñ)	15,000	326	Acacia Mining PLC	8,640	47
Quality Care Properties, Inc.(Æ)(ö)	3,681	68	AdvanSix, Inc.(Æ)	9	—
Realty Income Corp.(ö)	3,355	200	Albemarle Corp.	8,137	754
Royal Bank of Canada - GDR	4,296	309	Anglo American PLC(Æ)	18,876	324
Royal Bank of Scotland Group PLC(Æ)	137,890	386	Barrick Gold Corp.	19,102	352
Saga PLC	52,862	123	Cameco Corp. Class A(Ñ)	77,102	983
Sberbank of Russia PJSC Class T	48,360	139	Centerra Gold, Inc.	36,429	180
Sberbank of Russia PJSC - ADR	36,851	430	Dongyue Group(Æ)	122,000	22
Scentre Group(ö)	90,751	303	Dow Chemical Co. (The)	3,718	222
Segro PLC(ö)	45,116	263	DS Smith PLC Class F	29,164	163
Simon Property Group, Inc.(ö)	3,363	618	Dundee Precious Metals, Inc.(Æ)	100,244	226
Skandinaviska Enskilda Banken AB	64,885	730	Gabriel Resources, Ltd.(Æ)	2,324,925	858
Class A
SL Green Realty Corp.(ö)	4,564	497	Impala Platinum Holdings, Ltd.(Æ)	61,622	246
Smart Real Estate Investment Trust(ö)	3,664	90	Ivanhoe Mines, Ltd. Class A(Æ)	96,192	293
Societe Generale SA	14,651	719	Kingboard Laminates Holdings, Ltd.	157,000	172
Sompo Japan Nipponkoa Holdings, Inc.	21,594	780	Kinross Gold Corp.(Æ)	119,070	464
Spirit Realty Capital, Inc.(ö)	22,902	241	Lundin Gold, Inc.(Æ)	55,217	241
Sprott, Inc.	213,479	377	MHP SA - GDR	30,937	275
Sumitomo Realty & Development Co.,			Mosaic Co. (The)	14,092	442
Ltd.	4,000	108	New Gold, Inc.(Æ)	25,357	68
Summit Hotel Properties, Inc.(Æ)(ƒ)	10,000	259	Newcrest Mining, Ltd.	46,230	764
Sun Communities, Inc.(ö)	5,363	422	Nippon Fine Chemical Co., Ltd.	37,941	299
Sun Hung Kai Properties, Ltd.	23,000	316	Nitto FC Co., Ltd.	36,185	299
Sunstone Hotel Investors, Inc.(ö)	9,534	140	Northern Dynasty Minerals, Ltd.(Æ)(Ñ)	232,016	673
Svenska Handelsbanken AB Class A	39,218	587	Novagold Resources, Inc.(Æ)(Ñ)	22,878	122
Swedbank AB Class A	32,433	822	Packaging Corp. of America	1,858	171
Tanger Factory Outlet Centers, Inc.(ö)	6,348	217	Praxair, Inc.	2,383	282
TLG Immobilien AG	6,795	129	Rio Tinto PLC	5,865	258
Tokyo Tatemono Co., Ltd.	24,700	327	Royal Gold, Inc.	5,789	418
Travelers Cos., Inc. (The)	2,911	343	Safestore Holdings PLC(ö)	6,769	32
Two Harbors Investment Corp.(ö)	95,348	836	Seabridge Gold, Inc.(Æ)	5,127	50
UDR, Inc.(ö)	11,667	408	Silver Wheaton Corp.(Ñ)	18,430	408
UNITE Group PLC (The)(ö)	20,898	154	Sonoco Products Co.	13,097	720
Uranium Participation Corp.(Æ)	124,920	403	Tikkurila Oyj	15,100	309
Urban & Civic PLC	45,044	122	Turquoise Hill Resources, Ltd.(Æ)	82,929	299
Validus Holdings, Ltd.	4,358	248	Xinyi Glass Holdings, Ltd.	152,000	137
Vicinity Centres(ö)	198,219	430	Yuexiu Transport Infrastructure, Ltd.	302,000	191
Vornado Realty Trust(ö)	5,301	564			11,764
Weingarten Realty Investors(ö)	8,574	305
Wells Fargo & Co.	58,934	3,320	Producer Durables - 4.0%
Westpac Banking Corp.	5,407	130	3M Co.	3,059	535
Workspace Group PLC(ö)	4,341	41	Abertis Infraestructuras SA	40,116	575
XL Group, Ltd.	10,149	381	Accenture PLC Class A	5,196	592
		56,151	Aena SA(Þ)	3,826	556
			Ascential PLC	22,892	83
Health Care - 2.0%			Atlantia SpA	52,150	1,188
As One Corp.	7,981	366	Auckland International Airport, Ltd.	193,960	974
AstraZeneca PLC	18,515	990	Automatic Data Processing, Inc.	4,528	457
GlaxoSmithKline PLC - ADR	113,017	2,183	Babcock & Wilcox Co. (The)(Æ)	10,247	425

See accompanying notes which are an integral part of this quarterly report.

306 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
BAE Systems PLC	60,193	441	Transurban Group - ADR(Æ)	186,673	1,444
BBA Aviation PLC	86,945	307	Tsakos Energy Navigation, Ltd.	26,118	124
Beijing Capital International Airport Co.,	234,000	226	Turk Traktor ve Ziraat Makineleri AS	927	19
Ltd. Class H			UniFirst Corp.	4,734	605
Boeing Co. (The)	4,520	739	Union Pacific Corp.	1,204	128
Boskalis Westminster	17,877	663	United Parcel Service, Inc. Class B	7,740	845
Bureau Veritas SA	23,654	463	United Technologies Corp.	3,585	393
Canadian Pacific Railway, Ltd.	895	135	West Japan Railway Co.	13,700	891
Canon, Inc.	28,529	845			34,950
Central Japan Railway Co.	2,600	420

CH Robinson Worldwide, Inc.	5,007	381	Technology - 3.1%
China Merchants Port Holdings Co., Ltd.	52,000	139	ACAL PLC	17,431	51
Cobham PLC	383,960	656	Alphabet, Inc. Class A(Æ)	3,083	2,529
Covanta Holding Corp.	44,308	713	Analog Devices, Inc.	11,344	850
CSX Corp.	3,318	154	Apple, Inc.	3,082	374
Cummins, Inc.	5,376	790	AVX Corp.	21,034	341
Daiseki Co., Ltd.	16,500	330	BCE, Inc.	16,201	730
Danone SA	19,416	1,219	CA, Inc.	23,177	725
De La Rue PLC	17,803	132	Cisco Systems, Inc.	22,202	682
Diana Shipping, Inc.(Æ)(Ñ)	37,234	154	Corning, Inc.	10,561	280
Eaton Corp. PLC	1,526	108	Cosel Co., Ltd.	55,739	647
Ebara Corp.	16,500	508	Cypress Semiconductor Corp.	60,278	711
Embraer SA - ADR(Æ)	1,802	41	Dolby Laboratories, Inc. Class A	8,933	428
Emerson Electric Co.	12,553	736	Donnelley Financial Solutions, Inc.(Æ)	5,343	129
Ferrovial SA	10,165	184	E2V Technologies PLC	44,019	151
Flughafen Zuerich AG	4,522	889	Ei Towers SpA(Æ)	3,790	210
Golden Ocean Group, Ltd.(Æ)	28,590	152	Electrocomponents PLC	56,298	345
Graco, Inc.	647	58	Hua Hong Semiconductor, Ltd.(Þ)	79,000	88
Groupe Eurotunnel SE	71,067	662	Icom, Inc.	14,343	288
Grupo Aeroportuario del Pacifico SAB de	5,416	419	Imagination Technologies Group PLC(Æ)	16,904	51
CV - ADR
Guangshen Railway Co., Ltd. Class H	416,000	269	Infrastrutture Wireless Italiane SpA(Þ)	39,747	189
Hopewell Highway Infrastructure, Ltd.	44,000	23	Intel Corp.	17,949	661
Hubbell, Inc. Class B	6,654	812	International Business Machines Corp.	4,838	844
Japan Steel Works, Ltd. (The)	29,600	556	Mail.Ru Group, Ltd. - GDR(Æ)	6,806	123
Jiangsu Expressway Co., Ltd. Class H	260,000	325	Microchip Technology, Inc.	12,947	872
Kamigumi Co., Ltd.	20,000	194	Microsoft Corp.	43,886	2,837
KBR, Inc.	8,296	141	Nam Tai Property, Inc.	2,041	15
Kitagawa Industries Co., Ltd.	18,831	184	NTT DOCOMO, Inc.	28,139	673
Kurita Water Industries, Ltd.	8,400	199	NVC Lighting Holdings, Ltd.(Æ)	691,000	84
Lockheed Martin Corp.	3,383	850	NVIDIA Corp.	10,311	1,126
LSC Communications, Inc.	4,823	126	O2 Czech Republic AS	67,915	703
Luks Group Vietnam Holdings Co., Ltd.	112,000	40	Oracle Corp.	74,154	2,974
Macquarie Infrastructure Corp.	17,142	1,285	QUALCOMM, Inc.	12,573	672
Meggitt PLC	132,935	700	Rogers Communications, Inc. Class B	24,292	1,054
Mitsubishi Corp.	23,200	522	Sanshin Electronics Co., Ltd.	11,000	119
Mitsui & Co., Ltd.	41,200	603	Spark New Zealand, Ltd.	246,266	635
MSC Industrial Direct Co., Inc. Class A	8,929	912	StarHub, Ltd.	145,400	306
MTR Corp., Ltd.	56,500	288	Symantec Corp.	27,101	747
National Express Group PLC	44,419	190	Telesites SAB de CV(Æ)	68,454	40
Nestle SA	14,728	1,077	Texas Instruments, Inc.	7,577	572
OHL Mexico SAB de CV	180,437	171	Tokyo Electron, Ltd.	7,700	796
Organo Corp.	37,000	158	Vodafone Group PLC	506,552	1,238
Orkla ASA	43,563	407	Yandex NV Class A(Æ)	10,483	243
Park24 Co., Ltd.	2,700	74			27,133
QinetiQ Group PLC	101,878	339
Raytheon Co.	3,978	573	Utilities - 2.7%
Restaurant Group (The) PLC	32,779	121	Alliant Energy Corp.	6,168	232
Robert Walters PLC	26,801	124	America Movil SAB de CV	2,014,852	1,270
Safe Bulkers, Inc.(Æ)	36,987	56	American Water Works Co., Inc.	6,434	472
SBA Communications Corp.(Æ)(ö)	1,150	121	Antero Midstream Partners, LP	3,957	133
SDL PLC	26,923	166	AT&T, Inc.	18,005	759
Secom Joshinetsu Co., Ltd.	12,402	363	Atmos Energy Corp.	1,785	136
SIA Engineering Co., Ltd.	105,200	260	Canadian Natural Resources, Ltd.	9,855	298
Singapore Airlines, Ltd.(Æ)	29,100	204	Centrais Eletricas Brasileiras SA(Æ)	76,850	508
TopBuild Corp.(Æ)	499	19	Chemring Group PLC(Æ)	77,033	186

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 307

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value		Amount ($)			Value
	or Shares	$			or Shares		$
Cheniere Energy, Inc.(Æ)	11,395	543	Charles Schwab Corp. (The)		22,900		595
Cia de Saneamento Basico do Estado de	14,088	140	Chesapeake Lodging Trust		7,200		184
Sao Paulo(Æ)			Citigroup, Inc.		27,018		725
CMS Energy Corp.	10,276	438	CoBank ACB		2,200		224
Edison International	8,064	588	Colony NorthStar, Inc.		14,900		385
Electricite de France SA	52,328	518	DDR Corp.		19,783		497
Enagas SA	17,234	423	DuPont Fabros Technology, Inc.		13,391		354
Enbridge, Inc.	14,348	611	Endurance Specialty Holdings, Ltd.		8,000		210
Engie SA	64,837	776	Farm Credit Bank of Texas		20,696		2,283
Exelon Corp.	36,334	1,304	Goldman Sachs Group, Inc. (The)		13,847		363
Federal Grid PJSC	167,342,778	647	Hanover Insurance Group, Inc. (The)		11,900		300
Great Plains Energy, Inc.	9,330	257	Huntington Bancshares, Inc.		11,767		304
Inter Pipeline, Ltd.	744	16	JPMorgan Chase & Co.		15,000		387
Keyera Corp.	5,776	170	KKR & Co., LP		28,200		723
KT Corp.	14,082	356	Legg Mason, Inc.		24,320		554
MEG Energy Corp. Class A(Æ)	56,850	295	Morgan Stanley		48,911		1,288
National Grid PLC	44,411	520	National Retail Properties, Inc.		15,700		349
NextEra Energy, Inc.	10,436	1,291	National Westminster Bank PLC		11,824		304
NiSource, Inc.	7,741	173	PartnerRe, Ltd.		5,827		142
Noble Midstream Partners, LP(Ñ)	3,242	141	Pennsylvania Real Estate Investment
Pattern Energy Group, Inc. Class A	10,580	209	Trust (ö)		1,939		49
PCCW, Ltd.	778,000	471	People's United Financial, Inc.		5,988		155
Pembina Pipeline Corp.	26,034	808	PS Business Parks, Inc.		8,465		209
PG&E Corp.	14,625	905	Public Storage		1,562		336
Power Assets Holdings, Ltd.	37,000	354	Regions Financial Corp.		8,723		235
PPL Corp.	33,855	1,179	Reinsurance Group of America, Inc.		11,300		303
RusHydro PJSC	20,405,826	351	Rexford Industrial Realty, Inc.		19,500		454
RusHydro PJSC - ADR	217,785	375	STAG Industrial, Inc.		7,037		184
Sempra Energy	5,345	547	State Street Corp.		7,794		199
Severfield-Rowen PLC	88,442	90	Stifel Financial Corp.		7,558		196
Singapore Telecommunications, Ltd.	274,366	750	Summit Hotel Properties, Inc.		14,653		357
Snam Rete Gas SpA	86,565	330	Sunstone Hotel Investors, Inc.		22,391		568
Telenor ASA	22,893	363	Taubman Centers, Inc.		7,313		179
Telstra Corp., Ltd.	190,530	722	Urstadt Biddle Properties, Inc.		2,125		54
TELUS Corp.	13,581	453	Validus Holdings, Ltd.		24,750		597
TransCanada Corp.	26,827	1,266	VEREIT, Inc.		22,208		562
United Utilities Group PLC	20,949	242	Wells Fargo & Co.		35,870		918
WEC Energy Group, Inc.	14,268	842	WR Berkley Corp.		37,973		942
Xcel Energy, Inc.	11,165	461					20,749
		23,919	Technology - 0.0%
			Qwest Corp.		11,047		272
Total Common Stocks
(cost $209,681)		217,184	Utilities - 0.3%
Preferred Stocks - 3.0%			Dominion Resources, Inc.		18,200		421
Consumer Discretionary - 0.3%			DTE Energy Co.		17,903		424
CHS, Inc.	44,910	1,229	Integrys Holding, Inc.		34,500		889
eBay, Inc.	8,913	231	NextEra Energy Capital Holdings, Inc.		14,096		327
GMAC Capital Trust I	28,799	740	NuStar Logistics LP		5,347		139
		2,200	SCE Trust III		14,000		366
Consumer Staples - 0.0%							2,566
Dairy Farmers of America, Inc.	2,500	268	Total Preferred Stocks
			(cost $27,427)				26,498
Energy - 0.0%
Southern Co. (The)	16,900	443	Options Purchased - 0.1%
			(Number of Contracts)
Financial Services - 2.4%			iShares MSCI Emerging
Aegon NV	14,400	373	Markets Index
American Financial Group, Inc.	1,643	42	Mar 2017 36.60 Call (240,057)	USD	8,786	(ÿ)	336
American Homes 4 Rent	38,727	1,002	S&P 500 Index
Arch Capital Group, Ltd.	26,450	583	Mar 2017 2,279.87 Call (8,949)	USD	20,403	(ÿ)	260
Ares Management, LP	28,931	750	Total Options Purchased
Aspen Insurance Holdings, Ltd.	8,375	193	(cost $666)				596
Bank of America Corp.	22,653	582
Barclays Bank PLC	14,649	375	Warrants & Rights - 0.0%
Capital One Financial Corp.	7,000	181	Warrants and Rights - 0.0%

See accompanying notes which are an integral part of this quarterly report.

308 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Principal		Fair
	Amount ($)			Value
	or Shares			$
Foresight Energy, LP(Å)(Æ)
2017 Warrant		2,510		98

Total Warrants & Rights
(cost $—)				98
Short-Term Investments - 10.9%
Avaya, Inc. Term Loan
6.282% due 01/23/18		549		565
Belize Government International Bond
Series REGS
6.767% due 08/20/17		75		32
BMW Finance NV
3.625% due 01/29/18	EUR	115		129
Foresight Energy LLC / Foresight Energy
Finance Corp.
15.000% due 10/03/17		582		617
Hungary Treasury Bills
Series 12 M	HUF
0.010% due 09/13/17		232,140		807
Letra do Tesouro Nacional Bills
Series LTN
Zero coupon due 04/01/17	BRL	2,600		809
Malaysia Government International Bond
Series 0207
3.814% due 02/15/17	MYR	4,350		982
Series 0210
4.012% due 09/15/17	MYR	240		55
Malaysia Treasury Bill
Series 1016
0.010% due 03/10/17 (~)	MYR	710		160
Mongolia Government International
Bond
Series REGS
4.125% due 01/05/18		465		451
Optima Specialty Steel, Inc.
12.500% due 12/15/16 (Å)(Ø)		1,000		925
Petroleos de Venezuela SA
Series REGS
5.250% due 04/12/17		555		519
Queensland Treasury Corp.
7.125% due 09/18/17 (Þ)	NZD	125		94
Turkey Government Bond
Series 5YR	TRY
9.000% due 03/08/17		290		77
U.S. Cash Management Fund		89,822,292	(8)	89,840
Total Short-Term Investments
(cost $95,519)				96,062
Other Securities - 0.5%
U.S. Cash Collateral Fund(×)		4,409,884	(8)	4,410
Total Other Securities
(cost $4,410)				4,410
Total Investments 98.9%
(identified cost $863,916)				869,765

Other Assets and Liabilities,
Net - 1.1%				9,314

Net Assets - 100.0%				879,079

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 309

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
1.9%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.	03/15/16	475,000	99.13	471	467
Centene Corp.	10/26/16	136,000	100.00	136	134
Century Aluminum Co.	05/23/13	5,450,000	95.61	5,211	5,491
Constellis Holdings LLC / Constellis Finance Corp.	05/06/15	500,000	99.66	498	532
CSC Holdings LLC	09/09/16	1,000,000	100.00	1,000	1,015
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	06/08/16	51,000	100.00	51	56
Diamond 1 Finance Corp. / Diamond 2 Finance Corp	06/08/16	72,000	100.00	72	76
Foresight Energy, LP	08/26/16	2,510	—	—	98
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3
Sarl/Greeneden US Ho	11/21/16	553,000	100.00	553	597
Harbourview CLO VII, Ltd.	11/17/16	963,000	84.49	814	905
International Automotive Components Group SA	05/09/16	2,037,000	93.94	1,914	2,042
Iron Mountain US Holdings, Inc.	05/24/16	101,000	100.00	101	97
Iron Mountain, Inc.	05/24/16	101,000	100.00	101	104
Lions Gate Entertainment Corp.	10/13/16	137,000	100.00	137	139
Mallinckrodt International Finance SA / Mallinckrodt CB LLC	09/09/15	28,000	100.00	28	25
MidOcean Credit CLO III	10/11/16	825,000	85.85	708	770
Open Text Corp.	12/15/16	299,000	102.72	307	313
Optima Specialty Steel, Inc.	11/30/11	1,000,000	100.00	1,000	925
Patterson Co. 2nd Lien Term Loan	08/14/15	590,000	99.00	584	578
Radio One, Inc.	02/02/16	475,000	102.21	486	487
Ritchie Bros. Auctioneers, Inc.	01/04/17	460,000	101.58	467	470
Solera LLC / Solera Finance, Inc.	02/29/16	200,000	95.38	191	227
TIAA CLO I, Ltd.	06/03/16	279,000	92.24	257	281
Zais CLO 5, Ltd.	09/23/16	1,000,000	95.62	956	1,005
					16,834
For a description of restricted securities see note 7 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	27	EUR	2,564	02/17	(36)
CAC40 Euro Index Futures	155	EUR	7,359	02/17	(191)
DAX Index Futures	24	EUR	6,939	03/17	103
EURO STOXX 50 Index Futures	141	EUR	4,560	03/17	(16)
Euro-Bund Futures	2	EUR	324	03/17	(1)
FTSE/MIB Index Futures	18	EUR	1,672	03/17	(37)
IBEX 35 Index Futures	26	EUR	2,429	02/17	(13)
MSCI EAFE Mini Index Futures	91	USD	7,864	03/17	182
MSCI Emerging Markets Mini Index Futures	132	USD	6,040	03/17	112
OMXS30 Index Futures	111	SEK	17,069	02/17	41
Russell 1000 Mini Index Futures	10	USD	631	03/17	1
S&P 500 E-Mini Index Futures	70	USD	7,961	03/17	48
S&P Consumer Discretionary Select Sector Index Futures	68	USD	5,813	03/17	78
S&P Financial Select Sector Index Futures	385	USD	27,585	03/17	(299)
S&P Mid 400 E-Mini Index Futures	6	USD	1,011	03/17	(7)
TOPIX Index Futures	29	JPY	439,930	03/17	99
United States 2 Year Treasury Note Futures	30	USD	6,504	03/17	—
United States 5 Year Treasury Note Futures	79	USD	9,311	03/17	14
United States 10 Year Treasury Note Futures	42	USD	5,228	03/17	18
United States Long Bond Futures	6	USD	905	03/17	(2)
Short Positions
Dow Jones U.S. Real Estate Index Futures	551	USD	16,767	03/17	(128)

See accompanying notes which are an integral part of this quarterly report.

310 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
FTSE 100 Index Futures	104	GBP	7,327	03/17	(181)
FTSE 250 Index Futures	24	GBP	870	03/17	(24)
Hang Seng Index Futures	4	HKD	4,667	02/17	(11)
MSCI Singapore IX ETS Index Futures	69	SGD	2,327	02/17	6
Russell 1000 Mini Index Futures	17	USD	1,073	03/17	(4)
S&P 500 E-Mini Index Futures	157	USD	17,855	03/17	(135)
S&P Energy Select Sector Index Futures	45	USD	3,276	03/17	145
S&P Mid 400 E-Mini Index Futures	9	USD	1,517	03/17	(9)
S&P Utilities Select Sector Index Futures	185	USD	9,156	03/17	(400)
S&P/TSX 60 Index Futures	111	CAD	20,144	03/17	(25)
SPI 200 Index Futures	78	AUD	10,832	03/17	34
United States 10 Year Treasury Note Futures	90	USD	11,202	03/17	42
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(596)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI Emerging Markets Index	Put	240,057	32.62	USD	7,831	03/17/17	(23)
S&P 500 Index	Put	8,949	2,031.57	USD	18,181	03/17/17	(30)
Total Liability for Options Written (premiums received $258)							(53)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	85,766	$1,154
Opened	249,006	258
Closed	(39,824)	(595)
Expired	(45,942)	(559)
Outstanding January 31, 2017	249,006	$258

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	CNY	87,690	USD	12,612	03/15/17	(105)
Barclays	USD	45	BRL	144	02/02/17	—
Barclays	USD	71	BRL	230	02/02/17	2
Barclays	USD	180	BRL	580	02/02/17	4
Barclays	USD	247	BRL	773	02/02/17	(2)
Barclays	USD	247	BRL	773	02/02/17	(2)
Barclays	USD	306	BRL	956	02/02/17	(2)
Barclays	USD	538	BRL	1,683	02/02/17	(4)
Barclays	USD	850	BRL	2,731	02/02/17	17
Barclays	USD	45	BRL	144	04/05/17	—
Barclays	USD	75	BRL	244	04/05/17	1
Barclays	USD	90	BRL	295	04/05/17	2
Barclays	USD	123	BRL	405	04/05/17	3
Barclays	USD	127	BRL	417	04/05/17	3
Barclays	USD	200	BRL	668	04/05/17	8
Barclays	USD	220	BRL	727	04/05/17	7
Barclays	USD	267	CAD	355	04/04/17	6
Barclays	USD	361	CLP	238,772	02/17/17	7
Barclays	USD	181	COP	536,220	02/17/17	2
Barclays	USD	416	HUF	123,801	02/17/17	15
Barclays	USD	17	IDR	239,696	06/05/17	1

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 311

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	USD	8	IDR	121,086	11/27/17	—
Barclays	USD	8	IDR	121,262	11/27/17	—
Barclays	USD	8	IDR	121,262	11/27/17	—
Barclays	USD	24	IDR	357,170	11/27/17	1
Barclays	USD	12	IDR	179,692	12/04/17	1
Barclays	USD	12	IDR	179,692	12/04/17	1
Barclays	USD	78	IDR	1,104,363	12/13/17	1
Barclays	USD	91	IDR	1,294,547	12/13/17	2
Barclays	USD	122	IDR	1,733,687	12/13/17	2
Barclays	USD	90	IDR	1,286,562	12/14/17	2
Barclays	USD	—	IDR	7,030	12/27/17	—
Barclays	USD	89	IDR	1,286,562	12/27/17	2
Barclays	USD	147	IDR	2,114,096	12/27/17	4
Barclays	USD	257	IDR	3,702,397	12/27/17	7
Barclays	USD	26	IDR	374,598	01/05/18	—
Barclays	USD	44	IDR	622,917	01/05/18	—
Barclays	USD	50	IDR	708,630	01/05/18	1
Barclays	USD	130	IDR	1,832,273	01/05/18	1
Barclays	USD	138	IDR	1,965,476	01/08/18	2
Barclays	USD	90	KRW	109,192	04/05/17	4
Barclays	USD	46	PEN	158	02/28/17	3
Barclays	USD	463	PEN	1,591	02/28/17	22
Barclays	USD	671	PEN	2,269	02/28/17	21
Barclays	USD	550	PEN	1,883	07/19/17	16
Barclays	USD	764	PLN	3,160	02/17/17	24
Barclays	USD	691	RON	2,932	02/17/17	13
Barclays	USD	54	RUB	3,328	04/10/17	1
Barclays	USD	74	RUB	4,487	04/10/17	(1)
Barclays	USD	75	RUB	4,547	04/10/17	—
Barclays	USD	134	RUB	8,127	04/10/17	(1)
Barclays	USD	158	RUB	9,790	04/10/17	2
Barclays	USD	244	RUB	14,822	04/10/17	(1)
Barclays	USD	36	SGD	51	02/17/17	—
Barclays	USD	300	TRY	1,149	02/17/17	3
Barclays	USD	1,023	TRY	3,890	02/17/17	4
Barclays	USD	142	ZAR	1,950	02/17/17	2
Barclays	USD	10	ZAR	140	04/05/17	—
Barclays	USD	36	ZAR	494	04/05/17	1
Barclays	USD	39	ZAR	545	04/05/17	1
Barclays	USD	162	ZAR	2,271	04/05/17	5
Barclays	BRL	144	USD	46	02/02/17	—
Barclays	BRL	230	USD	74	02/02/17	1
Barclays	BRL	580	USD	185	02/02/17	1
Barclays	BRL	773	USD	230	02/02/17	(16)
Barclays	BRL	773	USD	230	02/02/17	(16)
Barclays	BRL	956	USD	300	02/02/17	(3)
Barclays	BRL	1,683	USD	510	02/02/17	(25)
Barclays	BRL	2,731	USD	874	02/02/17	7
Barclays	BRL	144	USD	45	04/04/17	—
Barclays	BRL	1,504	USD	470	04/04/17	—
Barclays	BRL	144	USD	44	04/05/17	—
Barclays	BRL	630	USD	180	02/09/18	(5)
Barclays	CAD	355	USD	264	04/04/17	(8)
Barclays	CAD	65	USD	49	07/05/17	(1)
Barclays	CAD	91	USD	68	07/05/17	(2)
Barclays	CAD	171	USD	128	07/05/17	(3)
Barclays	CAD	178	USD	134	07/05/17	(3)
Barclays	CAD	355	USD	267	07/05/17	(6)
Barclays	CAD	392	USD	298	07/05/17	(5)
Barclays	HUF	4,755	USD	16	02/06/17	—
Barclays	HUF	39,304	USD	135	02/06/17	(2)
Barclays	HUF	39,311	USD	134	02/06/17	(3)
Barclays	HUF	46,632	USD	158	02/06/17	(5)

See accompanying notes which are an integral part of this quarterly report.

312 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Barclays	HUF	20,209	USD	70	02/17/17	—
Barclays	HUF	141,101	USD	483	02/17/17	(8)
Barclays	IDR	5,040,991	USD	378	02/17/17	—
Barclays	IDR	1,877,400	USD	140	03/17/17	—
Barclays	IDR	239,696	USD	17	06/05/17	—
Barclays	IDR	7,030	USD	—	11/27/17	—
Barclays	IDR	713,750	USD	50	11/27/17	(1)
Barclays	IDR	3,702,397	USD	258	12/13/17	(7)
Barclays	IDR	1,286,562	USD	89	12/14/17	(3)
Barclays	IDR	6,028,600	USD	430	12/18/17	(1)
Barclays	KRW	109,192	USD	90	04/05/17	(5)
Barclays	KRW	59,086	USD	49	07/06/17	(2)
Barclays	KRW	109,192	USD	91	07/06/17	(4)
Barclays	KRW	204,994	USD	171	07/06/17	(7)
Barclays	KRW	219,222	USD	182	07/06/17	(8)
Barclays	MXN	4,796	USD	220	02/17/17	(9)
Barclays	PEN	1,393	USD	406	02/28/17	(19)
Barclays	RON	422	USD	100	02/17/17	(1)
Barclays	RON	629	USD	149	02/17/17	(2)
Barclays	RON	870	USD	208	07/19/17	(2)
Barclays	THB	21,496	USD	610	02/17/17	—
Barclays	TRY	1,249	USD	330	02/17/17	1
Barclays	TWD	2,110	USD	67	07/06/17	(1)
Barclays	TWD	2,345	USD	74	07/06/17	(2)
Barclays	TWD	2,406	USD	75	07/06/17	(2)
Barclays	TWD	4,782	USD	150	07/06/17	(4)
Barclays	ZAR	2,030	USD	150	02/17/17	—
Brown Brothers Harriman	USD	3,428	EUR	3,280	03/15/17	118
Brown Brothers Harriman	USD	2	HKD	19	02/01/17	—
Brown Brothers Harriman	USD	10	HKD	75	02/01/17	—
Brown Brothers Harriman	USD	5	HKD	38	02/02/17	—
Brown Brothers Harriman	USD	233	SEK	2,170	03/15/17	16
Brown Brothers Harriman	AUD	280	USD	203	03/15/17	(9)
Brown Brothers Harriman	GBP	5,650	USD	7,020	03/15/17	(94)
Brown Brothers Harriman	HKD	2,190	USD	282	03/15/17	—
Brown Brothers Harriman	JPY	76,770	USD	658	03/15/17	(23)
Citibank	USD	70	ARS	1,181	04/05/17	2
Citibank	USD	25	ARS	429	07/10/17	—
Citibank	USD	70	ARS	1,222	07/10/17	1
Citibank	USD	70	ARS	1,201	07/10/17	—
Citibank	USD	70	ARS	1,204	07/11/17	—
Citibank	USD	247	BRL	773	02/02/17	(2)
Citibank	USD	247	BRL	773	02/02/17	(2)
Citibank	USD	1	EUR	1	02/02/17	—
Citibank	USD	1	EUR	1	02/02/17	—
Citibank	USD	3	EUR	3	02/02/17	—
Citibank	USD	5	EUR	5	02/02/17	—
Citibank	USD	13	EUR	12	02/07/17	—
Citibank	USD	475	EUR	440	03/15/17	1
Citibank	USD	66	IDR	938,312	12/15/17	1
Citibank	USD	149	IDR	2,125,846	12/15/17	3
Citibank	USD	258	IDR	3,714,328	12/20/17	7
Citibank	USD	149	IDR	2,141,179	12/21/17	4
Citibank	USD	221	IDR	3,174,565	12/21/17	5
Citibank	USD	64	IDR	925,782	12/27/17	2
Citibank	USD	65	IDR	928,914	12/27/17	2
Citibank	USD	154	IDR	2,219,347	12/27/17	5
Citibank	USD	213	IDR	3,064,157	12/27/17	6
Citibank	USD	258	IDR	3,714,328	12/27/17	7
Citibank	USD	369	IDR	5,315,744	12/27/17	10
Citibank	USD	65	IDR	917,978	01/05/18	1
Citibank	USD	171	IDR	2,417,643	01/05/18	2
Citibank	USD	204	IDR	2,888,143	01/05/18	2

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 313

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Citibank	USD	364	IDR	5,164,525	01/05/18	4
Citibank	USD	414	IDR	5,895,360	01/05/18	6
Citibank	USD	207	IDR	2,942,491	01/08/18	3
Citibank	USD	413	IDR	5,880,989	01/08/18	6
Citibank	USD	774	JPY	87,703	03/15/17	4
Citibank	USD	569	PEN	1,922	02/28/17	17
Citibank	USD	352	RON	1,493	02/17/17	7
Citibank	USD	21	SEK	193	03/15/17	1
Citibank	USD	496	ZAR	6,897	03/15/17	12
Citibank	USD	17	ZAR	230	04/05/17	—
Citibank	USD	123	ZAR	1,701	04/05/17	2
Citibank	AUD	2,677	USD	1,988	03/15/17	(40)
Citibank	BRL	773	USD	230	02/02/17	(16)
Citibank	BRL	773	USD	230	02/02/17	(16)
Citibank	CAD	1,780	USD	1,340	03/15/17	(29)
Citibank	CAD	290	USD	218	07/05/17	(5)
Citibank	CHF	57	USD	56	03/15/17	(1)
Citibank	GBP	1	USD	1	02/02/17	—
Citibank	GBP	913	USD	1,169	03/15/17	19
Citibank	HKD	787	USD	101	03/15/17	—
Citibank	HUF	36,994	USD	127	02/06/17	(2)
Citibank	HUF	38,710	USD	132	02/06/17	(3)
Citibank	HUF	41,397	USD	143	02/06/17	(2)
Citibank	HUF	55,133	USD	187	02/06/17	(5)
Citibank	HUF	78,501	USD	265	02/06/17	(9)
Citibank	HUF	96,710	USD	330	02/06/17	(7)
Citibank	IDR	2,623,533	USD	196	02/17/17	—
Citibank	IDR	3,064,157	USD	213	12/15/17	(6)
Citibank	IDR	3,714,328	USD	258	12/20/17	(7)
Citibank	IDR	5,315,744	USD	369	12/21/17	(10)
Citibank	KRW	93,523	USD	80	07/06/17	(2)
Citibank	KRW	101,139	USD	84	07/06/17	(4)
Citibank	KRW	196,215	USD	164	07/06/17	(6)
Citibank	KRW	200,471	USD	169	07/06/17	(6)
Citibank	NOK	2,690	USD	321	03/15/17	(5)
Citibank	PEN	1,022	USD	296	02/28/17	(16)
Citibank	RON	1,776	USD	421	02/17/17	(6)
Citibank	SGD	720	USD	508	03/15/17	(3)
Credit Suisse	USD	1,852	EUR	1,730	03/15/17	19
HSBC	USD	475	EUR	440	03/15/17	1
HSBC	USD	774	JPY	87,703	03/15/17	4
HSBC	USD	21	SEK	193	03/15/17	1
HSBC	USD	951	THB	33,862	02/17/17	11
HSBC	USD	495	ZAR	6,897	03/15/17	13
HSBC	AUD	2,677	USD	1,991	03/15/17	(37)
HSBC	CAD	1,780	USD	1,340	03/15/17	(29)
HSBC	CHF	57	USD	56	03/15/17	(1)
HSBC	GBP	913	USD	1,169	03/15/17	19
HSBC	HKD	787	USD	101	03/15/17	—
HSBC	NOK	2,690	USD	321	03/15/17	(5)
HSBC	SGD	720	USD	508	03/15/17	(3)
JPMorgan Chase	USD	70	ARS	1,191	04/06/17	3
JPMorgan Chase	USD	239	BRL	776	02/02/17	7
JPMorgan Chase	USD	247	BRL	773	02/02/17	(2)
JPMorgan Chase	USD	247	BRL	773	02/02/17	(2)
JPMorgan Chase	USD	294	BRL	948	02/02/17	7
JPMorgan Chase	USD	141	BRL	464	04/05/17	4
JPMorgan Chase	USD	214	BRL	712	04/05/17	9
JPMorgan Chase	USD	83	CAD	109	07/05/17	2
JPMorgan Chase	USD	509	CLP	336,298	02/17/17	9
JPMorgan Chase	USD	785	HUF	233,237	02/17/17	28
JPMorgan Chase	USD	3	IDR	39,270	12/04/17	—
JPMorgan Chase	USD	466	IDR	6,810,066	12/04/17	22

See accompanying notes which are an integral part of this quarterly report.

314 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
JPMorgan Chase	USD	129	IDR	1,859,142	12/27/17	4
JPMorgan Chase	USD	81	IDR	1,152,813	01/05/18	1
JPMorgan Chase	USD	83	IDR	1,180,157	01/05/18	1
JPMorgan Chase	USD	140	IDR	1,976,846	01/05/18	1
JPMorgan Chase	USD	168	KRW	202,672	04/05/17	8
JPMorgan Chase	USD	764	PLN	3,160	02/17/17	25
JPMorgan Chase	USD	351	RON	1,493	02/17/17	7
JPMorgan Chase	USD	311	RUB	18,794	02/17/17	1
JPMorgan Chase	USD	63	RUB	3,824	04/10/17	—
JPMorgan Chase	USD	86	RUB	5,272	04/10/17	—
JPMorgan Chase	USD	164	RUB	10,149	04/10/17	2
JPMorgan Chase	USD	188	RUB	11,402	04/10/17	(1)
JPMorgan Chase	USD	248	RUB	14,990	04/10/17	(2)
JPMorgan Chase	USD	268	RUB	16,541	04/10/17	3
JPMorgan Chase	USD	53	SGD	76	02/17/17	1
JPMorgan Chase	USD	1,131	THB	40,290	02/17/17	13
JPMorgan Chase	USD	1,022	TRY	3,890	02/17/17	4
JPMorgan Chase	USD	275	TWD	8,887	04/05/17	11
JPMorgan Chase	USD	17	ZAR	240	04/05/17	—
JPMorgan Chase	USD	82	ZAR	1,142	04/05/17	1
JPMorgan Chase	BRL	773	USD	230	02/02/17	(15)
JPMorgan Chase	BRL	773	USD	230	02/02/17	(16)
JPMorgan Chase	BRL	776	USD	248	02/02/17	2
JPMorgan Chase	BRL	948	USD	303	02/02/17	2
JPMorgan Chase	BRL	1,031	USD	294	02/09/18	(9)
JPMorgan Chase	CAD	109	USD	82	04/04/17	(2)
JPMorgan Chase	CAD	109	USD	82	04/04/17	(3)
JPMorgan Chase	CAD	281	USD	212	07/05/17	(4)
JPMorgan Chase	CLP	281,554	USD	420	02/17/17	(14)
JPMorgan Chase	HUF	24,351	USD	84	02/06/17	(1)
JPMorgan Chase	HUF	24,457	USD	83	02/06/17	(2)
JPMorgan Chase	IDR	2,623,533	USD	196	02/17/17	—
JPMorgan Chase	IDR	5,236,547	USD	392	02/17/17	—
JPMorgan Chase	IDR	7,449,000	USD	520	12/04/17	(13)
JPMorgan Chase	IDR	39,270	USD	3	12/27/17	—
JPMorgan Chase	KRW	202,672	USD	167	04/05/17	(9)
JPMorgan Chase	KRW	100,320	USD	84	07/06/17	(3)
JPMorgan Chase	KRW	100,979	USD	84	07/06/17	(4)
JPMorgan Chase	KRW	158,328	USD	132	07/06/17	(5)
JPMorgan Chase	KRW	202,672	USD	168	07/06/17	(8)
JPMorgan Chase	KRW	209,497	USD	175	07/06/17	(7)
JPMorgan Chase	PEN	1,393	USD	406	02/28/17	(19)
JPMorgan Chase	RON	1,562	USD	372	07/19/17	(4)
JPMorgan Chase	RUB	16,761	USD	280	02/17/17	2
JPMorgan Chase	SGD	828	USD	577	02/17/17	(11)
JPMorgan Chase	TWD	8,887	USD	274	04/05/17	(12)
JPMorgan Chase	TWD	2,370	USD	75	07/06/17	(1)
JPMorgan Chase	TWD	2,593	USD	81	07/06/17	(2)
JPMorgan Chase	TWD	2,604	USD	82	07/06/17	(2)
JPMorgan Chase	TWD	8,067	USD	252	07/06/17	(8)
JPMorgan Chase	TWD	8,887	USD	276	07/06/17	(11)
JPMorgan Chase	TWD	11,100	USD	346	07/06/17	(12)
National Australia Bank	USD	475	EUR	440	03/15/17	1
National Australia Bank	USD	774	JPY	87,703	03/15/17	4
National Australia Bank	USD	21	SEK	193	03/15/17	1
National Australia Bank	USD	495	ZAR	6,897	03/15/17	13
National Australia Bank	AUD	2,677	USD	1,991	03/15/17	(38)
National Australia Bank	CAD	1,780	USD	1,340	03/15/17	(28)
National Australia Bank	CHF	57	USD	56	03/15/17	(1)
National Australia Bank	GBP	913	USD	1,167	03/15/17	17
National Australia Bank	HKD	787	USD	101	03/15/17	—
National Australia Bank	NOK	2,690	USD	321	03/15/17	(5)
National Australia Bank	SGD	720	USD	508	03/15/17	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 315

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	83	BRL	267	02/02/17	2
Standard Chartered	USD	247	BRL	773	02/02/17	(2)
Standard Chartered	USD	247	BRL	773	02/02/17	(2)
Standard Chartered	USD	527	BRL	1,671	02/02/17	3
Standard Chartered	USD	649	BRL	2,074	02/02/17	9
Standard Chartered	USD	20	BRL	64	04/05/17	—
Standard Chartered	USD	53	BRL	176	04/05/17	2
Standard Chartered	USD	392	HUF	116,619	02/17/17	14
Standard Chartered	USD	16	IDR	240,279	12/04/17	1
Standard Chartered	USD	165	IDR	2,348,515	12/15/17	3
Standard Chartered	USD	128	IDR	1,851,820	12/27/17	4
Standard Chartered	USD	133	IDR	1,915,218	12/27/17	3
Standard Chartered	USD	163	IDR	2,348,515	12/27/17	5
Standard Chartered	USD	414	IDR	5,965,740	01/05/18	11
Standard Chartered	USD	1,946	INR	133,680	03/15/17	27
Standard Chartered	USD	89	KRW	106,828	04/05/17	4
Standard Chartered	USD	120	MXN	2,496	02/17/17	(1)
Standard Chartered	USD	444	MXN	9,652	02/17/17	19
Standard Chartered	USD	764	PLN	3,160	02/17/17	26
Standard Chartered	USD	169	RON	720	02/17/17	3
Standard Chartered	USD	491	SGD	700	02/17/17	5
Standard Chartered	USD	130	THB	4,563	02/17/17	—
Standard Chartered	USD	130	THB	4,651	02/17/17	2
Standard Chartered	USD	1,047	THB	37,293	02/17/17	12
Standard Chartered	USD	94	TRY	356	02/02/17	—
Standard Chartered	USD	1,022	TRY	3,890	02/17/17	4
Standard Chartered	USD	72	TWD	2,322	04/05/17	3
Standard Chartered	USD	68	ZAR	932	04/05/17	1
Standard Chartered	USD	70	ZAR	963	04/05/17	1
Standard Chartered	USD	109	ZAR	1,511	04/05/17	2
Standard Chartered	USD	143	ZAR	1,993	04/05/17	3
Standard Chartered	BRL	267	USD	85	02/02/17	1
Standard Chartered	BRL	773	USD	230	02/02/17	(16)
Standard Chartered	BRL	773	USD	230	02/02/17	(16)
Standard Chartered	BRL	1,671	USD	534	02/02/17	4
Standard Chartered	BRL	2,074	USD	663	02/02/17	5
Standard Chartered	BRL	290	USD	83	02/09/18	(2)
Standard Chartered	CLP	281,554	USD	419	02/17/17	(15)
Standard Chartered	HUF	24,536	USD	83	02/06/17	(3)
Standard Chartered	IDR	2,623,533	USD	196	02/17/17	—
Standard Chartered	IDR	430,200	USD	30	12/13/17	(1)
Standard Chartered	IDR	2,348,515	USD	163	12/15/17	(5)
Standard Chartered	KRW	106,828	USD	88	04/05/17	(5)
Standard Chartered	KRW	71,159	USD	60	07/06/17	(1)
Standard Chartered	KRW	106,828	USD	89	07/06/17	(4)
Standard Chartered	KRW	110,901	USD	93	07/06/17	(3)
Standard Chartered	PEN	1,393	USD	406	02/28/17	(18)
Standard Chartered	PLN	360	USD	90	02/17/17	—
Standard Chartered	THB	6,008	USD	170	02/17/17	(1)
Standard Chartered	TWD	2,322	USD	72	04/05/17	(3)
Standard Chartered	TWD	715	USD	22	07/06/17	(1)
Standard Chartered	TWD	2,322	USD	72	07/06/17	(3)
Standard Chartered	TWD	3,624	USD	114	07/06/17	(3)
Standard Chartered	TWD	6,075	USD	191	07/06/17	(5)
State Street	USD	13	CAD	17	02/03/17	—
State Street	AUD	65	USD	50	02/02/17	—
State Street	CAD	82	USD	63	02/02/17	(1)
State Street	CAD	33	USD	25	02/03/17	—
State Street	EUR	43	USD	46	02/02/17	—
State Street	GBP	66	USD	82	02/02/17	—
State Street	HKD	133	USD	17	02/02/17	—
State Street	JPY	9,399	USD	83	02/02/17	—
State Street	MXN	282	USD	14	02/02/17	—

See accompanying notes which are an integral part of this quarterly report.

316 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	NOK	90	USD	11	02/02/17	—
State Street	NZD	27	USD	20	02/02/17	—
State Street	SEK	365	USD	42	02/02/17	—
State Street	SGD	56	USD	39	02/02/17	—
State Street	THB	20	USD	1	02/02/17	—
UBS	USD	247	BRL	773	02/02/17	(2)
UBS	USD	247	BRL	773	02/02/17	(2)
UBS	USD	294	BRL	948	02/02/17	7
UBS	USD	83	BRL	271	04/05/17	1
UBS	USD	291	BRL	955	04/05/17	8
UBS	USD	303	BRL	992	04/05/17	7
UBS	USD	324	BRL	1,062	04/05/17	8
UBS	USD	453	CHF	455	03/15/17	8
UBS	USD	83	IDR	1,180,157	01/05/18	1
UBS	USD	828	JPY	94,080	03/15/17	7
UBS	BRL	773	USD	230	02/02/17	(16)
UBS	BRL	773	USD	230	02/02/17	(15)
UBS	BRL	948	USD	303	02/02/17	2
UBS	BRL	1,031	USD	294	02/09/18	(9)
UBS	CAD	69	USD	52	07/05/17	(1)
UBS	CAD	106	USD	80	07/05/17	(2)
UBS	CAD	392	USD	297	07/05/17	(5)
UBS	KRW	2,918,030	USD	2,499	03/15/17	(35)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(172)

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays	USD	19,600	(1.000%)	12/20/21	1,178
CDX NA High Yield Index	Goldman Sachs	USD	4,500	5.000%	12/20/21	284
CDX NA Investment Grade Index	Goldman Sachs	USD	29,000	1.000%	12/20/21	453
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $1,851						1,915

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$455	$—	$—	$455
Corporate Bonds and Notes	—	148,017	—	—	148,017
International Debt	—	114,524	—	—	114,524
Loan Agreements	—	190,440	—	—	190,440
Mortgage-Backed Securities	—	150	—	—	150
Non-US Bonds	—	68,942	—	—	68,942
United States Government Treasuries	—	2,389	—	—	2,389
Common Stocks
Consumer Discretionary	6,646	9,228	—	—	15,874
Consumer Staples	9,505	6,551	—	—	16,056
Energy	9,766	4,343	103	—	14,212

See accompanying notes which are an integral part of this quarterly report.

Russell Multi-Strategy Income Fund 317

Russell Investment Company
Russell Multi-Strategy Income Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Consolidated Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Financial Services	34,778	21,373	—	—	56,151
Health Care	8,702	8,420	3	—	17,125
Materials and Processing	8,226	3,516	22	—	11,764
Producer Durables	13,750	21,200	—	—	34,950
Technology	20,559	6,574	—	—	27,133
Utilities	16,820	7,099	—	—	23,919
Preferred Stocks	26,498	—	—	—	26,498
Options Purchased	—	596	—	—	596
Warrants & Rights	—	—	98	—	98
Short-Term Investments	—	6,222	—	89,840	96,062
Other Securities	—	4,410	—	—	4,410
Total Investments	155,250	624,449	226	89,840	869,765

Other Financial Instruments
Assets
Futures Contracts	923	—	—	—	923
Foreign Currency Exchange Contracts	—	1,025	—	—	1,025
Credit Default Swap Contracts	—	1,915	—	—	1,915
Liabilities
Futures Contracts	(1,519)	—	—	—	(1,519)
Options Written	—	(53)	—	—	(53)
Foreign Currency Exchange Contracts	(1)	(1,196)	—	—	(1,197)
Total Other Financial Instruments*	$(597)	$1,691	$—	$—	$1,094

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

318 Russell Multi-Strategy Income Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 93.1%			TEGNA, Inc.	1,865	43
Consumer Discretionary - 13.5%			Tempur Sealy International, Inc.(Æ)	219	9
Aaron's, Inc. Class A	815	25	Tiffany & Co.	1,156	91
Advance Auto Parts, Inc.	343	56	Time Warner, Inc.	4,934	478
Amazon.com, Inc.(ì) (Æ)	1,685	1,388	TJX Cos., Inc.	4,732	355
AMC Networks, Inc. Class A(Æ)	208	12	TripAdvisor, Inc.(Æ)	769	41
AutoNation, Inc.(Æ)	793	42	Twenty-First Century Fox, Inc. Class A	10,120	318
Best Buy Co., Inc.	2,196	98	Urban Outfitters, Inc.(Æ)	1,573	42
CarMax, Inc.(Æ)	2,143	143	Visteon Corp.(Æ)	226	20
Charter Communications, Inc. Class A(Æ)	215	70	Wal-Mart Stores, Inc.(ì)	8,670	579
Comcast Corp. Class A(ì)	14,568	1,099	Walt Disney Co. (The)(ì)	9,323	1,032
Costco Wholesale Corp.	2,784	456	Whirlpool Corp.	556	97
Dick's Sporting Goods, Inc.	336	17	Williams-Sonoma, Inc.	266	13
Dillard's, Inc. Class A	692	39	Wyndham Worldwide Corp.	1,531	121
Dollar General Corp.	2,083	154	Wynn Resorts, Ltd.	346	35
DR Horton, Inc.	2,712	81			12,147
DSW, Inc. Class A	1,598	34
eBay, Inc.(Æ)	5,552	177	Consumer Staples - 7.7%
Expedia, Inc.	692	84	Altria Group, Inc.(ì)	9,809	698
Fitbit, Inc. Class A(Æ)	1,100	7	Bunge, Ltd.	647	45
Ford Motor Co.	21,357	264	Campbell Soup Co.	2,795	174
Fortune Brands Home & Security, Inc.	621	34	Coca-Cola Co. (The)(ì)	16,565	689
Fossil Group, Inc.(Æ)	1,030	26	Colgate-Palmolive Co.	5,464	353
GameStop Corp. Class A	1,714	42	Constellation Brands, Inc. Class A	748	112
Gannett Co., Inc.	932	9	CVS Health Corp.	6,712	529
Gap, Inc. (The)	962	22	GNC Holdings, Inc. Class A	545	5
Gentex Corp.	3,254	68	Herbalife, Ltd.(Æ)	359	20
Goodyear Tire & Rubber Co. (The)	2,724	88	Hormel Foods Corp.	4,652	169
GoPro, Inc. Class A(Æ)	2,433	26	Kimberly-Clark Corp.	2,584	313
Graham Holdings Co. Class B	55	29	Kraft Heinz Co. (The)	3,305	295
H&R Block, Inc.	2,631	56	Molson Coors Brewing Co. Class B	1,487	143
Harman International Industries, Inc.	482	54	Mondelez International, Inc. Class A	9,898	438
Hasbro, Inc.	1,340	111	Nu Skin Enterprises, Inc. Class A	284	15
Home Depot, Inc. (The)(ì)	8,950	1,231	PepsiCo, Inc.(ì)	9,278	963
Interpublic Group of Cos., Inc. (The)	1,780	42	Philip Morris International, Inc.(ì)	6,587	633
J Alexander's Holdings, Inc.(Æ)	1	—	Procter & Gamble Co. (The)(ì)	13,237	1,160
JC Penney Co., Inc.(Æ)	10,549	70	Safeway, Inc.(Æ)	4,648	2
Kohl's Corp.	1,153	46	Tyson Foods, Inc. Class A	2,568	161
Lear Corp.	1,030	146			6,917
Leggett & Platt, Inc.	680	32
Lennar Corp. Class A	954	43	Energy - 6.1%
Liberty Interactive Corp. Class A(Æ)	1,594	31	Anadarko Petroleum Corp.	3,508	244
Macy's, Inc.	1,319	39	Apache Corp.	2,959	177
Madison Square Garden Co. (The) Class A(Æ)	107	19	Chesapeake Energy Corp.(Æ)	4,080	26
McDonald's Corp.	5,682	696	Chevron Corp.(ì)	9,365	1,043
Michael Kors Holdings, Ltd.(Æ)	852	36	ConocoPhillips	8,741	426
MSG Networks, Inc.(Æ)	323	7	Denbury Resources, Inc.(Æ)	5,120	17
Netflix, Inc.(Æ)	2,569	361	EQT Corp.	2,257	137
Newell Rubbermaid, Inc.	1,942	92	Exxon Mobil Corp.(ì)	19,040	1,597
News Corp. Class A	2,507	31	First Solar, Inc.(Æ)	501	16
Nike, Inc. Class B	8,514	450	Halliburton Co.	7,112	402
Penske Automotive Group, Inc.	414	23	Helmerich & Payne, Inc.	1,227	87
PulteGroup, Inc.	2,943	63	HollyFrontier Corp.	948	28
PVH Corp.	797	75	Noble Corp. PLC	1,228	8
Sally Beauty Holdings, Inc.(Æ)	375	9	NOW, Inc.(Æ)	904	19
Scripps Networks Interactive, Inc. Class A	597	45	Occidental Petroleum Corp.	4,488	304
Signet Jewelers, Ltd.	338	26	Rowan Cos. PLC Class A(Æ)	1,570	28
Skechers U.S.A., Inc. Class A(Æ)	475	12	Schlumberger, Ltd.(ì)	8,132	681
Staples, Inc.	2,745	25	SM Energy Co.	785	24
Starbucks Corp.	7,452	412	Southwestern Energy Co.(Æ)	2,804	25

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 319

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Superior Energy Services, Inc.(Æ)	1,913	34	SL Green Realty Corp. (ö)	803	87
Tesoro Corp.	1,113	90	Synovus Financial Corp.	1,170	49
Williams Cos., Inc. (The)	2,901	84	TD Ameritrade Holding Corp.	4,432	204
		5,497	Torchmark Corp.	2,397	176
			Total System Services, Inc.	2,598	132
Financial Services - 18.5%			Unum Group	5,074	230
Affiliated Managers Group, Inc.	867	132	US Bancorp	9,816	517
Alliance Data Systems Corp.	375	86	Visa, Inc. Class A(ì)	12,100	1,001
American Express Co.(ì)	6,880	525	Waddell & Reed Financial, Inc. Class A	2,936	53
American International Group, Inc.	8,619	554	Weingarten Realty Investors(ö)	1,406	50
American Tower Corp. (ö)	1,802	186	Wells Fargo & Co.(ì)	25,452	1,434
Apartment Investment & Management Co.			Weyerhaeuser Co.(ö)	3,853	121
Class A(ö)	2,311	102	WR Berkley Corp.	1,829	123
Assurant, Inc.	1,255	122	XL Group, Ltd.	3,586	135
Bank of America Corp.(ì)	47,474	1,075	Zions Bancorporation	4,152	175
Berkshire Hathaway, Inc. Class B(ì) (Æ)	9,794	1,607			16,663
CBL & Associates Properties, Inc.(ö)	1,254	14
CBRE Group, Inc. Class A(Æ)	2,909	88	Health Care - 11.3%
Chimera Investment Corp.(ö)	445	8	Abbott Laboratories(ì)	7,702	322
Cincinnati Financial Corp.	3,142	222	AbbVie, Inc.(ì)	6,870	420
Citigroup, Inc.(ì)	12,560	701	Aetna, Inc.	2,474	293
Comerica, Inc.	912	62	Allscripts Healthcare Solutions, Inc.(Æ)	993	12
Credit Acceptance Corp.(Æ)	83	17	Amgen, Inc.(ì)	3,207	502
Crown Castle International Corp. (ö)	1,419	125	Baxter International, Inc.	3,771	181
DDR Corp.(ö)	3,346	51	Biogen, Inc.(Æ)	1,233	342
Duke Realty Corp.(ö)	4,212	102	Bluebird Bio, Inc.(Æ)	618	46
E*Trade Financial Corp.(Æ)	4,055	152	Bristol-Myers Squibb Co.	8,156	401
Eaton Vance Corp.	3,867	162	Bruker Corp.	746	18
Equifax, Inc.	652	76	Centene Corp.(Æ)	723	46
Federal Realty Investment Trust(ö)	676	95	Community Health Systems, Inc.(Æ)	3,303	21
Federated Investors, Inc. Class B	2,001	52	Dentsply Sirona, Inc.	2,613	148
Fidelity National Information Services, Inc.	1,695	135	Eli Lilly & Co.	5,710	440
FNF Group	4,299	152	Envision Healthcare Corp.(Æ)	350	24
Genworth Financial, Inc. Class A(Æ)	4,514	15	Express Scripts Holding Co.(Æ)	4,536	312
Goldman Sachs Group, Inc. (The)	2,470	566	Gilead Sciences, Inc.(ì)	5,828	422
Huntington Bancshares, Inc.	11,657	158	HCA Holdings, Inc.(Æ)	1,896	152
Intercontinental Exchange, Inc.	2,570	150	Henry Schein, Inc.(Æ)	1,290	206
JPMorgan Chase & Co.(ì)	17,526	1,482	Hill-Rom Holdings, Inc.	428	25
Kilroy Realty Corp. (ö)	1,430	107	IDEXX Laboratories, Inc.(Æ)	1,224	150
Lamar Advertising Co. Class A(ö)	451	34	Incyte Corp.(Æ)	500	61
Legg Mason, Inc.	2,165	69	Johnson & Johnson(ì)	11,765	1,332
LendingClub Corp.(Æ)	5,146	32	Medtronic PLC	7,884	599
Leucadia National Corp.	2,584	62	Merck & Co., Inc.(ì)	15,711	974
Lincoln National Corp.	2,048	138	Patterson Cos., Inc.	1,312	55
Macerich Co. (The)(ö)	665	46	PerkinElmer, Inc.	2,078	111
Mastercard, Inc. Class A	6,458	687	Pfizer, Inc.(ì)	33,045	1,048
MetLife, Inc.	6,203	337	Puma Biotechnology, Inc.(Æ)	966	31
Nasdaq, Inc.	2,333	164	Quorum Health Corp.(Æ)	1,532	13
Navient Corp.	1,457	22	Regeneron Pharmaceuticals, Inc.(Æ)	412	148
NorthStar Realty Europe Corp.(ö)	2,721	33	ResMed, Inc.	905	61
Old Republic International Corp.	1,160	24	Shire PLC - ADR	558	94
PayPal Holdings, Inc.(Æ)	5,552	221	United Therapeutics Corp.(Æ)	369	60
People's United Financial, Inc.	6,598	124	UnitedHealth Group, Inc.(ì)	6,346	1,029
Public Storage (ö)	857	184	Varex Imaging Corp.(Æ)	514	15
Raymond James Financial, Inc.	1,908	143	Varian Medical Systems, Inc.(Æ)	1,286	100
Realty Income Corp. (ö)	1,064	63			10,214
RenaissanceRe Holdings, Ltd.	1,137	155
Santander Consumer USA Holdings, Inc.(Æ)	1,220	16	Materials and Processing - 3.1%
SEI Investments Co.	2,715	132	AdvanSix, Inc.(Æ)	205	5
Simon Property Group, Inc. (ö)	2,224	409	Albemarle Corp.	1,165	108

See accompanying notes which are an integral part of this quarterly report.

320 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Ball Corp.	1,447	110	SBA Communications Corp. (Æ)(ö)	1,097	115
Bemis Co., Inc.	1,486	72	Snap-on, Inc.	769	140
Cabot Corp.	555	31	Southwest Airlines Co.	2,791	146
Domtar Corp.	658	29	Spirit Airlines, Inc.(Æ)	374	20
Dow Chemical Co. (The)	6,661	397	SPX Corp.(Æ)	1,176	29
EI du Pont de Nemours & Co.	5,336	403	SPX FLOW, Inc.(Æ)	525	18
FMC Corp.	1,114	67	Square, Inc. Class A(Æ)	1,552	23
Freeport-McMoRan, Inc.(Æ)	6,395	107	Textron, Inc.	2,068	98
Huntsman Corp.	1,323	27	TopBuild Corp.(Æ)	334	12
Ingevity Corp.(Æ)	251	14	TransDigm Group, Inc.	332	72
International Flavors & Fragrances, Inc.	520	61	Trimble Navigation, Ltd.(Æ)	1,732	51
Masco Corp.	3,011	99	Triumph Group, Inc.	473	13
Monsanto Co.	3,444	373	Union Pacific Corp.(ì)	6,272	668
Newmont Mining Corp.	2,293	83	United Parcel Service, Inc. Class B	5,059	552
Owens-Illinois, Inc.(Æ)	1,379	26	United Technologies Corp.	5,341	586
Packaging Corp. of America	995	92	Waters Corp.(Æ)	1,344	190
Platform Specialty Products Corp.(Æ)	1,793	22	WESCO International, Inc.(Æ)	875	62
Praxair, Inc.	1,988	236	Xylem, Inc.	2,411	119
Reliance Steel & Aluminum Co.	589	47			9,724
Sealed Air Corp.	2,145	104
Steel Dynamics, Inc.	1,639	55	Technology - 17.4%
Vulcan Materials Co.	817	105	Akamai Technologies, Inc.(Æ)	1,200	82
WestRock Co.	1,507	80	Alphabet, Inc. Class A(ì) (Æ)	1,249	1,024
		2,753	Alphabet, Inc. Class C(ì) (Æ)	1,305	1,040
			Ansys, Inc.(Æ)	309	29
Producer Durables - 10.8%			Apple, Inc.(ì)	25,098	3,046
3M Co.(ì)	4,400	769	Avnet, Inc.	1,478	69
Accenture PLC Class A	3,500	399	Broadcom, Ltd.	1,576	314
AECOM(Æ)	197	7	Cadence Design Systems, Inc.(Æ)	4,432	115
AGCO Corp.	898	56	Cisco Systems, Inc.(ì)	26,614	818
Allison Transmission Holdings, Inc. Class A	500	18	CommerceHub, Inc.(Æ)	67	1
Ametek, Inc.	1,190	61	Computer Sciences Corp.	949	59
Avery Dennison Corp.	1,187	87	CSRA, Inc.	949	29
Boeing Co. (The)	4,507	737	Electronic Arts, Inc.(Æ)	3,031	253
Booz Allen Hamilton Holding Corp. Class A	1,211	41	Facebook, Inc. Class A(Æ)	9,756	1,271
Caterpillar, Inc.	4,132	395	Fortinet, Inc.(Æ)	757	25
Chicago Bridge & Iron Co.	461	15	Harris Corp.	882	91
Cintas Corp.	713	83	Hewlett Packard Enterprise Co.	9,771	222
Copa Holdings, SA Class A	503	49	HP, Inc.	9,771	147
Delta Air Lines, Inc.	3,588	170	IAC/InterActiveCorp(Æ)	410	28
Emerson Electric Co.	5,760	338	Intel Corp.(ì)	20,083	739
Flir Systems, Inc.	1,971	70	International Business Machines Corp.(ì)	3,758	656
Flowserve Corp.	2,221	109	Lam Research Corp.	1,621	186
GATX Corp.	511	30	Leidos Holdings, Inc.	900	43
General Electric Co.(ì)	52,287	1,553	Liberty Expedia Holdings, Inc. Class A(Æ)	90	4
Honeywell International, Inc.	5,132	607	Liberty Interactive Corp.(Æ)	135	6
IDEX Corp.	1,808	163	Linear Technology Corp.	4,274	270
IHS Markit, Ltd.(Æ)	1,205	48	Lumentum Holdings, Inc.(Æ)	793	30
Jacobs Engineering Group, Inc.	2,018	118	Marvell Technology Group, Ltd.	1,954	29
JetBlue Airways Corp.(Æ)	786	15	Maxim Integrated Products, Inc.	1,820	81
Joy Global, Inc.	2,203	62	Microchip Technology, Inc.	2,564	173
Kennametal, Inc.	1,039	37	Micron Technology, Inc.(Æ)	7,807	188
L3 Technologies, Inc.	1,344	213	Microsoft Corp.(ì)	37,691	2,437
Mettler-Toledo International, Inc.(Æ)	372	159	Oracle Corp.(ì)	20,062	805
Oshkosh Corp.	638	44	QUALCOMM, Inc.(ì)	9,016	482
Pitney Bowes, Inc.	2,023	32	Skyworks Solutions, Inc.	909	83
Quanta Services, Inc.(Æ)	1,940	70	Tableau Software, Inc. Class A(Æ)	330	16
Robert Half International, Inc.	1,651	78	Teradyne, Inc.	2,531	72
Rockwell Collins, Inc.	1,531	139	Texas Instruments, Inc.	6,986	528
Ryder System, Inc.	494	38	VeriSign, Inc.(Æ)	1,322	106

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 321

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal			Fair	Principal	Fair
	Amount ($) or			Value	Amount ($) or	Value
	Shares			$	Shares	$
VMware, Inc. Class A(Æ)		362		32	Net Assets - 100.0%	90,001
Yelp, Inc. Class A(Æ)		592		25
Zynga, Inc. Class A(Æ)		1,760		4
				15,658

Utilities - 4.7%
Ameren Corp.		3,981		210
American Electric Power Co., Inc.		4,308		276
AT&T, Inc.(ì)		26,151		1,103
Calpine Corp.(Æ)		2,233		26
CMS Energy Corp.		5,891		251
Duke Energy Corp.		5,607		440
Exelon Corp.		6,807		244
FirstEnergy Corp.		1,801		55
Frontier Communications Corp.		7,878		27
Hawaiian Electric Industries, Inc.		454		15
MDU Resources Group, Inc.		734		22
NiSource, Inc.		4,424		99
NRG Energy, Inc.		5,010		83
OGE Energy Corp.		508		17
Pinnacle West Capital Corp.		2,359		183
SCANA Corp.		2,626		180
Verizon Communications, Inc.(ì)		18,621		913
Westar Energy, Inc. Class A		1,532		84
				4,228

Total Common Stocks
(cost $52,773)				83,801

Options Purchased - 0.8%
(Number of Contracts)
SPX Volatility Index
Feb 2017 20.00 Call (400)	USD	800	(ÿ)	7
Mar 2017 20.00 Call (500)	USD	1,000	(ÿ)	40
Mar 2017 21.00 Call (90)	USD	189	(ÿ)	6
Mar 2017 22.00 Call (65)	USD	143	(ÿ)	4
Mar 2017 27.00 Call (195)	USD	527	(ÿ)	7
Apr 2017 19.00 Call (100)	USD	190	(ÿ)	14
Apr 2017 22.00 Call (60)	USD	132	(ÿ)	6
Apr 2017 27.00 Call (180)	USD	486	(ÿ)	12
May 2017 21.00 Call (65)	USD	137	(ÿ)	10
May 2017 26.00 Call (200)	USD	520	(ÿ)	18
Feb 2017 13.00 Put (400)	USD	520	(ÿ)	39
Feb 2017 17.00 Put (220)	USD	374	(ÿ)	97
Feb 2017 22.00 Put (180)	USD	396	(ÿ)	167
Mar 2017 12.00 Put (500)	USD	600	(ÿ)	19
Mar 2017 16.00 Put (100)	USD	160	(ÿ)	30
Mar 2017 18.00 Put (120)	USD	216	(ÿ)	56
Mar 2017 19.00 Put (205)	USD	390	(ÿ)	115
Apr 2017 17.00 Put (130)	USD	221	(ÿ)	42
Total Options Purchased
(cost $619)				689

Short-Term Investments - 5.9%
U.S. Cash Management Fund		5,337,906	(8)	5,339
Total Short-Term Investments
(cost $5,339)				5,339

Total Investments 99.8%
(identified cost $58,731)				89,829

Other Assets and Liabilities, Net
- 0.2%				172

See accompanying notes which are an integral part of this quarterly report.

322 Russell Strategic Call Overwriting Fund

Russell Investment Company
Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P 500 E-Mini Index Futures	50	USD	5,686	03/17	77
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					77

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
S&P 500 Index	Call	30	2,270.00	USD	6,810	02/03/17	(41)
S&P 500 Index	Call	70	2,315.00	USD	16,205	02/03/17	(2)
S&P 500 Index	Call	40	2,295.00	USD	9,180	02/10/17	(48)
S&P 500 Index	Call	30	2,315.00	USD	6,945	02/10/17	(4)
S&P 500 Index	Call	80	2,325.00	USD	18,600	02/10/17	(4)
S&P 500 Index	Call	130	2,315.00	USD	30,095	02/17/17	(44)
SPX Volatility Index	Call	400	16.00	USD	640	02/15/17	(16)
SPX Volatility Index	Call	500	15.00	USD	750	03/22/17	(76)
SPX Volatility Index	Call	90	40.00	USD	360	03/22/17	(1)
SPX Volatility Index	Call	240	35.00	USD	840	04/19/17	(8)
SPX Volatility Index	Call	265	35.00	USD	928	05/17/17	(12)
SPX Volatility Index	Put	90	13.00	USD	117	02/15/17	(9)
SPX Volatility Index	Put	400	15.00	USD	600	02/15/17	(104)
SPX Volatility Index	Put	180	16.00	USD	288	02/15/17	(63)
SPX Volatility Index	Put	825	14.00	USD	1,155	03/22/17	(126)
Total Liability for Options Written (premiums received $618)							(558)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	2,850	$1,329
Opened	5,980	2,640
Closed	(5,460)	(3,351)
Expired	—	—
Outstanding January 31, 2017	3,370	$618

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$12,147	$—	$—	$—	$12,147
Consumer Staples	6,915	—	2	—	6,917
Energy	5,497	—	—	—	5,497
Financial Services	16,663	—	—	—	16,663
Health Care	10,214	—	—	—	10,214
Materials and Processing	2,753	—	—	—	2,753
Producer Durables	9,724	—	—	—	9,724
Technology	15,658	—	—	—	15,658
Utilities	4,228	—	—	—	4,228
Options Purchased	689	—	—	—	689

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Call Overwriting Fund 323

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Russell Strategic Call Overwriting Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Short-Term Investments	—	—	—	5,339	5,339
Total Investments	84,488	—	2	5,339	89,829

Other Financial Instruments
Assets
Futures Contracts	77	—	—	—	77

Liabilities
Options Written	(558)	—	—	—	(558)
Total Other Financial Instruments*	$(481)	$—	$—	$—	$(481)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

324 Russell Strategic Call Overwriting Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Common Stocks - 86.2%			Ford Motor Co.	156,681	1,937
Consumer Discretionary - 11.8%			Fortune Brands Home & Security, Inc.	2,332	129
Aaron's, Inc. Class A	3,391	105	Fossil Group, Inc.(Æ)	1,320	34
Advance Auto Parts, Inc.	3,581	588	GameStop Corp. Class A	5,313	130
Amazon.com, Inc.(Æ)	8,097	6,668	Gannett Co., Inc.	5,905	57
AMC Networks, Inc. Class A(Æ)	1,847	106	Gap, Inc. (The)	12,887	297
Amerco, Inc.	388	146	Garmin, Ltd.	9,803	473
American Eagle Outfitters, Inc.	2,033	31	General Motors Co.	56,274	2,060
Aramark	2,052	69	Genesco, Inc.(Æ)	296	18
AutoNation, Inc.(Æ)	2,837	151	Gentex Corp.	8,319	174
AutoZone, Inc.(Æ)	1,190	863	Genuine Parts Co.	8,649	837
Avis Budget Group, Inc.(Æ)	1,244	46	Goodyear Tire & Rubber Co. (The)	19,937	646
Bed Bath & Beyond, Inc.	8,057	325	Graham Holdings Co. Class B	297	154
Belmond, Ltd. Class A(Æ)	1,328	18	Group 1 Automotive, Inc.	261	21
Best Buy Co., Inc.	20,438	910	Guess?, Inc.	986	13
BJ's Restaurants, Inc.(Æ)	309	11	H&R Block, Inc.	1,859	40
Bob Evans Farms, Inc.	333	19	Hanesbrands, Inc.	10,694	254
BorgWarner, Inc.	1,178	48	Harley-Davidson, Inc.	5,340	305
Brinker International, Inc.	3,937	175	Harman International Industries, Inc.	2,168	241
Brunswick Corp.	461	28	Hasbro, Inc.	3,810	314
Cabela's, Inc.(Æ)	2,424	135	Helen of Troy, Ltd.(Æ)	276	26
Cable One, Inc.	439	278	Hilton Grand Vacations, Inc.(Æ)	462	14
CalAtlantic Group, Inc.	865	30	Hilton Worldwide Holdings, Inc.	2,753	159
CarMax, Inc.(Æ)	4,329	289	Home Depot, Inc. (The)	34,884	4,799
Carnival Corp.	22,986	1,273	Hyatt Hotels Corp. Class A(Æ)	2,172	119
Carter's, Inc.	1,660	139	International Game Technology PLC	631	17
Cato Corp. (The) Class A	396	10	International Speedway Corp. Class A	540	20
CBS Corp. Class B	11,830	763	Interpublic Group of Cos., Inc. (The)	2,064	49
Charter Communications, Inc. Class A(Æ)	3,694	1,197	JC Penney Co., Inc.(Æ)	13,152	87
Children's Place, Inc. (The)	331	32	John Wiley & Sons, Inc. Class A	3,769	208
Chipotle Mexican Grill, Inc. Class A(Æ)	448	189	KAR Auction Services, Inc.	5,384	245
Choice Hotels International, Inc.	1,766	98	Kate Spade & Co.(Æ)	1,777	33
Cinemark Holdings, Inc.	3,591	153	Kohl's Corp.	5,542	221
Coach, Inc.	8,667	324	L Brands, Inc.	5,012	302
Comcast Corp. Class A	70,534	5,320	Las Vegas Sands Corp.	8,316	437
Cooper Tire & Rubber Co.	548	20	Lear Corp.	5,555	789
Costco Wholesale Corp.	13,779	2,259	Leggett & Platt, Inc.	3,594	171
Coty, Inc. Class A	6,823	131	Lennar Corp. Class A	8,823	394
Cracker Barrel Old Country Store, Inc.	112	18	Liberty Braves Group Class C(Æ)	491	10
Dana Holding Corp.	917	18	Liberty Broadband Corp. Class A(Æ)	197	16
Darden Restaurants, Inc.	5,408	396	Liberty Broadband Corp. Class C(Æ)	4,710	402
Delphi Automotive PLC	6,218	436	Liberty Interactive Corp. Class A(Æ)	7,779	149
Dick's Sporting Goods, Inc.	5,125	264	Liberty Media Corp.-Liberty Braves Class
Dillard's, Inc. Class A	1,276	72	A(Æ)	1,094	22
DineEquity, Inc.	149	10	Liberty SiriusXM Group Class C(Æ)	4,917	176
Discovery Communications, Inc. Class A(Æ)	3,071	87	Lions Gate Entertainment Corp. Class A(Æ)	565	16
Discovery Communications, Inc. Class C(Æ)	5,114	142	Lions Gate Entertainment Corp. Class B(Æ)	1,457	39
DISH Network Corp. Class A(Æ)	6,803	403	Live Nation Entertainment, Inc.(Æ)	4,942	141
Dollar General Corp.	13,261	979	LKQ Corp.(Æ)	12,758	407
Dollar Tree, Inc.(Æ)	11,302	872	Lowe's Cos., Inc.	24,739	1,808
Domino's Pizza, Inc.	2,001	349	Lululemon Athletica, Inc.(Æ)	2,488	168
DR Horton, Inc.	15,453	462	Macy's, Inc.	8,409	248
DSW, Inc. Class A	3,658	77	Madison Square Garden Co. (The) Class A(Æ)	1,453	255
Dunkin' Brands Group, Inc.	2,779	144	Marriott International, Inc. Class A	4,413	373
eBay, Inc.(Æ)	37,575	1,196	Marriott Vacations Worldwide Corp.	314	27
Estee Lauder Cos., Inc. (The) Class A	11,906	967	Mattel, Inc.	13,680	359
Expedia, Inc.	3,109	378	McDonald's Corp.	23,893	2,929
Express, Inc.(Æ)	1,226	13	Media General, Inc.(Æ)	1,092	—
Finish Line, Inc. (The) Class A	682	12	Meredith Corp.	445	27
Foot Locker, Inc.	7,600	521	Meritage Homes Corp.(Æ)	448	16

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 325

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
MGM Resorts International	15,697	452	Under Armour, Inc. Class A(Æ)	4,105	88
Michael Kors Holdings, Ltd.(Æ)	2,179	93	Under Armour, Inc. Class C(Æ)	4,134	79
Michaels Cos., Inc. (The)(Æ)	2,792	55	Urban Outfitters, Inc.(Æ)	2,993	79
Mohawk Industries, Inc.(Æ)	3,092	667	VF Corp.	17,218	886
Murphy USA, Inc.(Æ)	2,220	141	Viacom, Inc. Class B	14,190	598
Netflix, Inc.(Æ)	10,223	1,438	Vista Outdoor, Inc.(Æ)	1,515	44
New York Times Co. (The) Class A	1,463	20	WABCO Holdings, Inc.(Æ)	1,600	174
Newell Rubbermaid, Inc.	15,434	730	Wal-Mart Stores, Inc.	73,397	4,898
News Corp. Class A	24,001	295	Walt Disney Co. (The)	46,388	5,133
Nexstar Broadcasting Group, Inc. Class A	136	9	Wendy's Co. (The)	5,007	68
Nielsen Holdings PLC	5,688	233	Whirlpool Corp.	4,589	803
Nike, Inc. Class B	39,992	2,116	Williams-Sonoma, Inc.	674	32
Nordstrom, Inc.	7,340	325	Wyndham Worldwide Corp.	713	56
Norwegian Cruise Line Holdings, Ltd.(Æ)	4,596	216	Wynn Resorts, Ltd.	1,138	115
NVR, Inc.(Æ)	135	251	Yum China Holdings, Inc.(Æ)	20,437	562
Office Depot, Inc.	19,687	88	Yum! Brands, Inc.	14,666	961
Omnicom Group, Inc.	8,861	759	Zillow Group, Inc.(Æ)	992	35
O'Reilly Automotive, Inc.(Æ)	4,511	1,183	Zillow Group, Inc. Class A(Æ)	496	18
Outfront Media, Inc.(ö)	1,765	48			99,152
Pandora Media, Inc.(Æ)	2,887	38
Panera Bread Co. Class A(Æ)	265	55	Consumer Staples - 6.2%
Penske Automotive Group, Inc.	1,399	76	Altria Group, Inc.	50,585	3,601
Polaris Industries, Inc.	2,371	199	Archer-Daniels-Midland Co.	29,935	1,325
Priceline Group, Inc. (The)(Æ)	1,259	1,983	Brown-Forman Corp. Class B - ADR	15,493	707
PulteGroup, Inc.	17,020	366	Bunge, Ltd.	7,170	496
PVH Corp.	3,332	313	Campbell Soup Co.	9,056	564
Ralph Lauren Corp. Class A	4,130	365	Church & Dwight Co., Inc.	14,762	668
Regal Entertainment Group Class A	3,078	70	Clorox Co. (The)	6,943	833
Ross Stores, Inc.	20,064	1,326	Coca-Cola Co. (The)	96,201	3,999
Royal Caribbean Cruises, Ltd.	7,681	719	Colgate-Palmolive Co.	18,494	1,194
Sally Beauty Holdings, Inc.(Æ)	9,521	227	Conagra Brands, Inc.	7,696	301
Scholastic Corp.	450	21	Constellation Brands, Inc. Class A	4,356	652
Scripps Networks Interactive, Inc. Class A	5,293	403	Core-Mark Holding Co., Inc.	586	20
Service Corp. International	3,933	115	CVS Health Corp.	38,261	3,015
ServiceMaster Global Holdings, Inc.(Æ)	2,525	93	Dean Foods Co.	1,121	22
Signet Jewelers, Ltd.	2,295	178	Dr Pepper Snapple Group, Inc.	9,902	903
Sirius XM Holdings, Inc.	53,469	252	Energizer Holdings, Inc.(Æ)	378	30
Six Flags Entertainment Corp.	1,024	61	Flowers Foods, Inc.	7,852	158
Skechers U.S.A., Inc. Class A(Æ)	3,372	85	Fresh Del Monte Produce, Inc.	540	31
Staples, Inc.	40,234	370	General Mills, Inc.	20,227	1,264
Starbucks Corp.	38,453	2,123	Hain Celestial Group, Inc. (The)(Æ)	2,299	91
Target Corp.	28,173	1,817	Herbalife, Ltd.(Æ)	827	47
TEGNA, Inc.	17,310	397	Hershey Co. (The)	8,014	845
Tempur Sealy International, Inc.(Æ)	114	5	Hormel Foods Corp.	19,615	712
Tesla Motors, Inc.(Æ)	1,568	395	Ingredion, Inc.	4,827	619
Thomson Reuters Corp.	15,879	712	JM Smucker Co. (The)	6,224	846
Thor Industries, Inc.	3,307	342	Kellogg Co.	3,836	279
Tiffany & Co.	1,892	149	Kimberly-Clark Corp.	9,473	1,147
Time Warner, Inc.	28,867	2,796	Kraft Heinz Co. (The)	14,780	1,320
TiVo Corp.	2,303	44	Kroger Co. (The)	38,397	1,304
TJX Cos., Inc.	24,810	1,859	McCormick & Co., Inc.	8,147	778
Toll Brothers, Inc.	7,709	242	Mead Johnson Nutrition Co. Class A	5,060	357
Tractor Supply Co.	4,816	355	Molson Coors Brewing Co. Class B	3,694	357
TRI Pointe Group, Inc.(Æ)	1,351	17	Mondelez International, Inc. Class A	54,524	2,414
Tribune Media Co. Class A	2,949	85	Monster Beverage Corp.(Æ)	5,141	219
TripAdvisor, Inc.(Æ)	1,688	89	Nu Skin Enterprises, Inc. Class A	504	26
Tupperware Brands Corp.	708	43	PepsiCo, Inc.	37,871	3,930
Twenty-First Century Fox, Inc. Class A	32,123	1,008	Philip Morris International, Inc.	40,393	3,883
Twenty-First Century Fox, Inc. Class B	12,516	388	Pinnacle Foods, Inc.	7,657	407
Ulta Salon Cosmetics & Fragrance, Inc.(Æ)	2,379	648	Post Holdings, Inc.(Æ)	1,318	110

See accompanying notes which are an integral part of this quarterly report.

326 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Procter & Gamble Co. (The)	79,439	6,959	Valero Energy Corp.	28,389	1,867
Reynolds American, Inc.	21,497	1,293	Weatherford International PLC(Æ)	16,505	86
Rite Aid Corp.(Æ)	19,919	112	Williams Cos., Inc. (The)	11,378	328
Safeway, Inc.(Æ)	4,520	2	World Fuel Services Corp.	3,557	158
Seaboard Corp.	4	15			46,537
Snyders-Lance, Inc.	664	26
SpartanNash Co.	641	24	Financial Services - 19.6%
SUPERVALU, Inc.(Æ)	2,110	8	Acadia Realty Trust(ö)	782	25
Sysco Corp.	17,985	944	Affiliated Managers Group, Inc.	1,692	258
TreeHouse Foods, Inc.(Æ)	303	23	Aflac, Inc.	25,463	1,782
Tyson Foods, Inc. Class A	12,028	755	AGNC Investment Corp.	19,434	363
United Natural Foods, Inc.(Æ)	205	9	Alexandria Real Estate Equities, Inc.(ö)	1,546	171
Universal Corp.	372	25	Alleghany Corp.(Æ)	627	383
Walgreens Boots Alliance, Inc.	30,207	2,475	Alliance Data Systems Corp.	522	119
WhiteWave Foods Co. (The) Class A(Æ)	1,636	90	Allied World Assurance Co. Holdings AG	4,005	213
		52,234	Allstate Corp. (The)	22,809	1,715
			Ally Financial, Inc.	10,011	211
Energy - 5.5%			American Campus Communities, Inc.(ö)	5,404	263
Anadarko Petroleum Corp.	13,980	972	American Express Co.	26,035	1,989
Antero Resources Corp.(Æ)	3,139	77	American Financial Group, Inc.	3,880	334
Apache Corp.	15,412	922	American Homes 4 Rent Class A(ö)	11,191	249
Baker Hughes, Inc.	19,912	1,256	American International Group, Inc.	43,506	2,796
Cabot Oil & Gas Corp.	4,371	94	American Tower Corp.(ö)	11,482	1,188
Chevron Corp.	66,752	7,433	Ameriprise Financial, Inc.	5,787	650
Cimarex Energy Co.	866	117	AmTrust Financial Services, Inc.	3,104	82
Concho Resources, Inc.(Æ)	1,016	142	Annaly Capital Management, Inc.(ö)	38,643	395
ConocoPhillips	37,563	1,832	Aon PLC	5,870	662
Continental Resources, Inc.(Æ)	2,645	128	Arch Capital Group, Ltd.(Æ)	9,517	841
Devon Energy Corp.	16,203	738	ARMOUR Residential REIT, Inc.(ö)	679	14
Diamond Offshore Drilling, Inc.(Æ)	2,936	48	Arthur J Gallagher & Co.	7,967	429
Energen Corp.(Æ)	2,834	153	Aspen Insurance Holdings, Ltd.	5,583	315
EOG Resources, Inc.	13,765	1,398	Associated Banc-Corp.	6,655	168
EQT Corp.	1,924	117	Assurant, Inc.	4,180	406
Exxon Mobil Corp.	145,847	12,235	Assured Guaranty, Ltd.	8,486	330
First Solar, Inc.(Æ)	2,169	68	AvalonBay Communities, Inc.(ö)	2,678	464
Gulfport Energy Corp.(Æ)	3,498	73	Axis Capital Holdings, Ltd.	4,520	289
Halliburton Co.	34,642	1,960	Bank of America Corp.	345,143	7,814
Helmerich & Payne, Inc.	3,950	281	Bank of Hawaii Corp.	1,565	134
Hess Corp.	6,481	351	Bank of New York Mellon Corp. (The)	48,691	2,178
HollyFrontier Corp.	6,913	200	BankUnited, Inc.	3,131	120
Kinder Morgan, Inc.	56,931	1,272	BB&T Corp.	43,743	2,021
Marathon Oil Corp.	19,798	332	Berkshire Hathaway, Inc. Class B(Æ)	69,064	11,336
Marathon Petroleum Corp.	31,704	1,523	BlackRock, Inc. Class A	3,898	1,458
Murphy Oil Corp.	4,444	128	BOK Financial Corp.	3,221	265
National Oilwell Varco, Inc.	10,551	399	Broadridge Financial Solutions, Inc.	6,581	438
Newfield Exploration Co.(Æ)	4,602	184	Brown & Brown, Inc.	7,387	311
Noble Energy, Inc.	10,040	399	Camden Property Trust(ö)	3,722	311
Occidental Petroleum Corp.	20,531	1,391	Capital One Financial Corp.	22,444	1,961
Oceaneering International, Inc.	4,009	112	Capstead Mortgage Corp.(ö)	1,505	16
ONEOK, Inc.	2,393	132	Care Capital Properties, Inc.(ö)	1,488	37
PBF Energy, Inc. Class A	3,046	71	CBOE Holdings, Inc.	3,550	283
Phillips 66	28,234	2,304	CBRE Group, Inc. Class A(Æ)	11,179	339
Pioneer Natural Resources Co.	1,934	349	Charles Schwab Corp. (The)	31,387	1,294
Range Resources Corp.	2,341	76	Chesapeake Lodging Trust(ö)	620	16
RPC, Inc.	5,838	126	Chimera Investment Corp.(ö)	2,908	51
Schlumberger, Ltd.	36,246	3,034	Chubb, Ltd.	21,531	2,831
Spectra Energy Corp.	20,641	860	Cincinnati Financial Corp.	12,896	910
Targa Resources Corp.	1,936	111	CIT Group, Inc.	7,910	326
TechnipFMC PLC(Æ)	3,372	113	Citigroup, Inc.	98,779	5,515
Tesoro Corp.	7,267	587	Citizens Financial Group, Inc.	21,673	784

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 327

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
CME Group, Inc. Class A	10,882	1,318	Highwoods Properties, Inc.(ö)	2,271	117
CNA Financial Corp.	4,903	204	Hudson Pacific Properties, Inc.(ö)	2,708	96
Colony NorthStar, Inc. Class A(ö)	12,678	177	Huntington Bancshares, Inc.	39,331	532
Comerica, Inc.	9,255	625	Interactive Brokers Group, Inc. Class A	2,147	80
Commerce Bancshares, Inc.	7,497	424	Intercontinental Exchange, Inc.	14,832	866
Communications Sales & Leasing, Inc.(ö)	5,405	142	Invesco Mortgage Capital, Inc.(ö)	1,371	20
CoreCivic, Inc.(Æ)	5,990	174	Invesco, Ltd.	14,015	405
CoreLogic, Inc.(Æ)	2,865	101	Jack Henry & Associates, Inc.	4,848	435
Cousins Properties, Inc.(ö)	4,230	36	Jones Lang LaSalle, Inc.	1,652	170
Credit Acceptance Corp.(Æ)	361	74	JPMorgan Chase & Co.	131,314	11,113
Crown Castle International Corp.(ö)	6,309	554	KeyCorp	53,934	969
CubeSmart(ö)	1,335	34	Lamar Advertising Co. Class A(ö)	2,042	154
Cullen/Frost Bankers, Inc.	5,719	511	LaSalle Hotel Properties(ö)	1,054	32
CYS Investments, Inc.(ö)	2,020	15	Lazard, Ltd. Class A	3,221	137
DCT Industrial Trust, Inc.(ö)	840	38	Legg Mason, Inc.	5,408	171
DiamondRock Hospitality Co.(ö)	2,041	23	Leucadia National Corp.	6,331	151
Digital Realty Trust, Inc.(ö)	2,966	319	Lexington Realty Trust(ö)	2,197	24
Discover Financial Services	19,022	1,318	Liberty Property Trust(ö)	4,493	173
Dun & Bradstreet Corp. (The)	2,153	264	Life Storage, Inc.(Æ)	196	16
E*Trade Financial Corp.(Æ)	10,554	395	Lincoln National Corp.	14,163	956
East West Bancorp, Inc.	9,179	472	Loews Corp.	15,625	728
Eaton Vance Corp.	1,852	78	LPL Financial Holdings, Inc.	286	11
Ecolab, Inc.	8,746	1,051	LTC Properties, Inc.(ö)	471	22
Education Realty Trust, Inc.(ö)	597	24	M&T Bank Corp.	9,894	1,609
Endurance Specialty Holdings, Ltd.	5,694	528	Macerich Co. (The)(ö)	3,901	268
EPR Properties(ö)	579	43	Markel Corp.(Æ)	641	593
Equifax, Inc.	6,386	749	Marsh & McLennan Cos., Inc.	19,761	1,344
Equinix, Inc.(ö)	745	287	Mastercard, Inc. Class A	24,177	2,571
Equity LifeStyle Properties, Inc. Class A(ö)	4,591	339	Medical Properties Trust, Inc.(ö)	2,166	28
Equity One, Inc.(ö)	804	25	Mercury General Corp.	3,650	231
Equity Residential(ö)	11,335	689	MetLife, Inc.	36,850	2,005
Erie Indemnity Co. Class A	3,202	359	MFA Financial, Inc.(ö)	27,903	220
Essex Property Trust, Inc.(ö)	1,687	378	Mid-America Apartment Communities, Inc.
Everest Re Group, Ltd.	3,382	744	(ö)	3,538	336
Extra Space Storage, Inc.(ö)	7,797	562	Moody's Corp.	7,050	731
FactSet Research Systems, Inc.	587	102	Morgan Stanley	57,060	2,425
Federal Realty Investment Trust(ö)	3,634	510	Morningstar, Inc.	1,951	149
Federated Investors, Inc. Class B	5,832	152	MSCI, Inc. Class A	5,399	447
Fidelity National Information Services, Inc.	8,120	645	Nasdaq, Inc.	8,434	595
Fifth Third Bancorp	45,752	1,194	National Retail Properties, Inc.(ö)	8,752	382
First American Financial Corp.	1,062	40	Navient Corp.	12,390	186
First Horizon National Corp.	7,257	145	New Residential Investment Corp.(ö)	1,493	23
First Industrial Realty Trust, Inc.(ö)	1,066	28	New York Community Bancorp, Inc.	14,119	215
First Republic Bank	7,515	709	Northern Trust Corp.	7,305	606
Fiserv, Inc.(Æ)	6,543	703	Old Republic International Corp.	9,347	194
FleetCor Technologies, Inc.(Æ)	1,782	263	OneMain Holdings, Inc.(Æ)	1,626	36
FNF Group	19,790	700	PacWest Bancorp	6,517	361
Forest City Realty Trust, Inc. Class A(ö)	4,614	104	Park Hotels & Resorts, Inc.(ö)	3,543	96
Four Corners Property Trust, Inc.(ö)	2,462	54	Parkway, Inc.(Æ)(ö)	528	11
Franklin Resources, Inc.	25,224	1,002	PayPal Holdings, Inc.(Æ)	33,790	1,344
Franklin Street Properties Corp.(ö)	1,420	18	Pebblebrook Hotel Trust(ö)	692	21
GEO Group, Inc. (The)(ö)	757	31	PennyMac Mortgage Investment Trust(ö)	903	15
GGP, Inc.(Æ)	18,964	471	People's United Financial, Inc.	15,213	285
Global Payments, Inc.	6,129	474	PNC Financial Services Group, Inc. (The)	25,177	3,033
Goldman Sachs Group, Inc. (The)	13,908	3,189	Popular, Inc.	1,240	55
Gramercy Property Trust(ö)	1,491	39	Principal Financial Group, Inc.	17,146	979
Hanover Insurance Group, Inc. (The)	193	16	ProAssurance Corp.	3,625	197
Hartford Financial Services Group, Inc.	16,501	804	Progressive Corp. (The)	36,333	1,360
HCP, Inc.(ö)	13,096	397	Prologis, Inc.(ö)	11,184	546
Hersha Hospitality Trust Class A(ö)	682	14	Prudential Financial, Inc.	18,102	1,903

See accompanying notes which are an integral part of this quarterly report.

328 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
PS Business Parks, Inc.(ö)	215	24	Aetna, Inc.	19,761	2,344
Public Storage(ö)	4,991	1,073	Agilent Technologies, Inc.	8,050	394
Quality Care Properties, Inc.(Æ)(ö)	2,127	39	Agios Pharmaceuticals, Inc.(Æ)	810	35
Ramco-Gershenson Properties Trust(ö)	1,033	17	Akorn, Inc.(Æ)	1,963	37
Raymond James Financial, Inc.	8,686	651	Alere, Inc.(Æ)	2,355	87
Rayonier, Inc.(ö)	3,305	92	Alexion Pharmaceuticals, Inc.(Æ)	4,583	599
Realogy Holdings Corp.	4,007	104	Align Technology, Inc.(Æ)	1,450	133
Realty Income Corp.(ö)	10,581	631	Alkermes PLC(Æ)	4,069	220
Redwood Trust, Inc.(ö)	1,057	16	Allergan PLC(Æ)	9,651	2,113
Regions Financial Corp.	82,288	1,186	Allscripts Healthcare Solutions, Inc.(Æ)	7,622	89
Reinsurance Group of America, Inc. Class A	3,544	445	Alnylam Pharmaceuticals, Inc.(Æ)	2,423	97
RenaissanceRe Holdings, Ltd.	2,803	382	AmerisourceBergen Corp. Class A	4,492	392
Retail Opportunity Investments Corp.(ö)	1,225	26	Amgen, Inc.	22,218	3,481
RLJ Lodging Trust(ö)	1,123	26	Analogic Corp.	203	16
Santander Consumer USA Holdings, Inc.(Æ)	3,537	47	Anthem, Inc.	14,144	2,180
SEI Investments Co.	2,080	101	AquaBounty Technologies, Inc.(Æ)	24	—
Senior Housing Properties Trust(ö)	7,976	152	Baxter International, Inc.	24,725	1,185
Signature Bank(Æ)	3,310	521	Becton Dickinson and Co.	7,672	1,360
Simon Property Group, Inc.(ö)	7,196	1,322	Biogen, Inc.(Æ)	4,746	1,316
SLM Corp.(Æ)	18,978	225	BioMarin Pharmaceutical, Inc.(Æ)	4,974	436
Starwood Property Trust, Inc.(ö)	18,729	417	Boston Scientific Corp.(Æ)	26,514	638
State Street Corp.	18,554	1,414	Bristol-Myers Squibb Co.	43,423	2,135
Sunstone Hotel Investors, Inc.(ö)	1,916	28	Brookdale Senior Living, Inc. Class A(Æ)	1,153	17
SunTrust Banks, Inc.	30,059	1,708	Bruker Corp.	1,963	47
SVB Financial Group(Æ)	2,040	351	Cardinal Health, Inc.	12,594	944
Synchrony Financial	9,420	337	Celgene Corp.(Æ)	14,992	1,741
Synovus Financial Corp.	9,309	388	Centene Corp.(Æ)	6,434	407
T Rowe Price Group, Inc.	9,647	651	Cerner Corp.(Æ)	13,203	709
Taubman Centers, Inc.(ö)	1,323	94	Charles River Laboratories International,
TCF Financial Corp.	5,745	100	Inc.(Æ)	1,349	109
TD Ameritrade Holding Corp.	3,668	169	Cigna Corp.	12,520	1,831
Torchmark Corp.	11,083	815	Community Health Systems, Inc.(Æ)	4,191	27
Total System Services, Inc.	6,872	348	CONMED Corp.	388	17
Travelers Cos., Inc. (The)	21,558	2,539	Cooper Cos., Inc. (The)	2,645	488
Two Harbors Investment Corp.(ö)	5,058	44	CR Bard, Inc.	3,843	912
UDR, Inc.(ö)	5,251	184	DaVita HealthCare Partners, Inc.(Æ)	2,157	138
Unum Group	6,940	315	Dentsply Sirona, Inc.	13,170	747
US Bancorp	66,430	3,498	DexCom, Inc.(Æ)	2,246	178
Validus Holdings, Ltd.	4,507	257	Edwards Lifesciences Corp.(Æ)	6,263	603
Vantiv, Inc. Class A(Æ)	3,943	245	Eli Lilly & Co.	24,650	1,899
Ventas, Inc.(ö)	10,499	648	Endo International PLC(Æ)	4,204	51
Visa, Inc. Class A	49,258	4,074	Envision Healthcare Corp.(Æ)	902	61
Voya Financial, Inc.	11,000	442	Express Scripts Holding Co.(Æ)	20,375	1,403
Washington Real Estate Investment Trust(ö)	802	25	Gilead Sciences, Inc.	30,404	2,203
Weingarten Realty Investors(ö)	4,799	171	HCA Holdings, Inc.(Æ)	18,194	1,461
Wells Fargo & Co.	165,334	9,313	HealthSouth Corp.	482	19
Welltower, Inc.(ö)	4,722	313	Henry Schein, Inc.(Æ)	5,337	853
Western Union Co. (The)	15,063	295	Hill-Rom Holdings, Inc.	2,022	119
WEX, Inc.(Æ)	159	18	Hologic, Inc.(Æ)	8,397	340
Weyerhaeuser Co.(ö)	13,361	419	Humana, Inc.	5,981	1,187
White Mountains Insurance Group, Ltd.	286	260	ICU Medical, Inc.(Æ)	207	28
WR Berkley Corp.	8,009	538	IDEXX Laboratories, Inc.(Æ)	1,365	167
XL Group, Ltd.	21,023	790	Illumina, Inc.(Æ)	4,327	693
Zions Bancorporation	5,700	241	Incyte Corp.(Æ)	3,501	424
		164,038	Integer Holdings Corp.(Æ)	364	12
			Intercept Pharmaceuticals, Inc.(Æ)	146	16
Health Care - 10.7%			Intrexon Corp.(Æ)	1,625	34
Abbott Laboratories	38,894	1,625	Intuitive Surgical, Inc.(Æ)	784	543
AbbVie, Inc.	31,517	1,926	Ionis Pharmaceuticals, Inc.(Æ)	4,234	188
Acadia Healthcare Co., Inc.(Æ)	652	25	Johnson & Johnson	101,231	11,464

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 329

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Juno Therapeutics, Inc.(Æ)	1,815	39	Crown Holdings, Inc.(Æ)	518	28
Kindred Healthcare, Inc.	845	6	Domtar Corp.	3,581	156
Laboratory Corp. of America Holdings(Æ)	7,537	1,012	Dow Chemical Co. (The)	38,912	2,320
LifePoint Health, Inc.(Æ)	3,362	200	Eagle Materials, Inc.	816	85
Magellan Health, Inc.(Æ)	353	26	Eastman Chemical Co.	3,105	241
Mallinckrodt PLC(Æ)	2,586	126	EI du Pont de Nemours & Co.	18,358	1,386
McKesson Corp.	6,948	967	Fastenal Co.	13,384	665
MEDNAX, Inc.(Æ)	1,719	118	FMC Corp.	1,069	64
Medtronic PLC	44,282	3,366	Freeport-McMoRan, Inc.(Æ)	20,229	337
Merck & Co., Inc.	98,298	6,093	Graphic Packaging Holding Co.	8,087	101
Mylan NV(Æ)	15,748	599	Hexcel Corp.	8,716	448
OPKO Health, Inc.(Æ)	7,233	63	Huntsman Corp.	3,469	71
Owens & Minor, Inc.	736	26	Ingersoll-Rand PLC	3,451	274
PAREXEL International Corp.(Æ)	261	19	International Flavors & Fragrances, Inc.	3,794	445
Patterson Cos., Inc.	792	33	International Paper Co.	4,254	241
PerkinElmer, Inc.	2,634	140	ITT, Inc.	3,653	149
Perrigo Co. PLC	3,337	254	Lennox International, Inc.	1,125	176
Pfizer, Inc.	210,746	6,687	LyondellBasell Industries Class A	11,507	1,073
Premier, Inc. Class A(Æ)	2,013	64	Martin Marietta Materials, Inc.	1,827	420
Qiagen NV(Æ)	8,989	261	Masco Corp.	8,737	288
Quest Diagnostics, Inc.	10,543	969	Monsanto Co.	8,705	943
Quintiles Transnational Holdings, Inc.(Æ)	4,174	328	Mosaic Co. (The)	10,476	329
Quorum Health Corp.(Æ)	1,047	9	NewMarket Corp.	661	285
Regeneron Pharmaceuticals, Inc.(Æ)	2,238	804	Newmont Mining Corp.	11,168	405
ResMed, Inc.	7,778	525	Nucor Corp.	5,958	346
Seattle Genetics, Inc.(Æ)	549	33	Owens Corning	4,065	225
Stryker Corp.	13,333	1,647	Owens-Illinois, Inc.(Æ)	2,544	48
Teleflex, Inc.	2,302	386	Packaging Corp. of America	1,845	170
Tenet Healthcare Corp.(Æ)	527	9	PPG Industries, Inc.	9,099	910
Thermo Fisher Scientific, Inc.	12,702	1,936	Praxair, Inc.	9,270	1,098
United Therapeutics Corp.(Æ)	2,260	370	Reliance Steel & Aluminum Co.	3,079	245
UnitedHealth Group, Inc.	30,338	4,918	Royal Gold, Inc.	319	23
Universal Health Services, Inc. Class B	3,367	379	RPM International, Inc.	3,950	206
Varex Imaging Corp.(Æ)	2,101	60	Sealed Air Corp.	4,577	222
Varian Medical Systems, Inc.(Æ)	5,253	408	Sherwin-Williams Co. (The)	3,564	1,083
VCA, Inc.(Æ)	2,084	189	Silgan Holdings, Inc.	3,232	189
Veeva Systems, Inc. Class A(Æ)	1,263	53	Sonoco Products Co.	5,364	295
Vertex Pharmaceuticals, Inc.(Æ)	5,787	497	Southern Copper Corp.	3,562	137
VWR Corp.(Æ)	2,823	73	Steel Dynamics, Inc.	10,928	369
West Pharmaceutical Services, Inc.	302	26	Tahoe Resources, Inc.	4,879	45
Zimmer Biomet Holdings, Inc.	4,124	488	Timken Co. (The)	3,435	153
Zoetis, Inc. Class A	7,059	388	United States Steel Corp.	4,864	159
		89,537	USG Corp.(Æ)	1,600	49
			Valmont Industries, Inc.	1,665	240
Materials and Processing - 2.7%			Valspar Corp.	2,236	247
Acuity Brands, Inc.	1,302	270	Versum Materials, Inc.(Æ)	4,059	113
AdvanSix, Inc.(Æ)	923	24	Vulcan Materials Co.	2,629	337
Air Products & Chemicals, Inc.	8,517	1,190	Watsco, Inc.	2,102	321
Albemarle Corp.	3,925	364	Westlake Chemical Corp.	739	46
Alcoa Corp.	2,549	93	WestRock Co.	7,398	395
AptarGroup, Inc.	2,086	152	WR Grace & Co.	518	36
Arconic, Inc.	7,649	174			22,295
Ashland Global Holdings, Inc.	2,354	280
Axalta Coating Systems, Ltd.(Æ)	2,668	77	Producer Durables - 9.7%
Ball Corp.	4,461	340	3M Co.	16,559	2,895
Bemis Co., Inc.	4,776	233	Accenture PLC Class A	20,871	2,377
Berry Plastics Group, Inc.(Æ)	499	25	Adient PLC(Æ)	3,608	229
Cabot Corp.	1,250	69	AECOM(Æ)	3,042	112
CF Industries Holdings, Inc.	5,795	205	AGCO Corp.	1,114	70
Compass Minerals International, Inc.	1,934	162	Air Lease Corp. Class A	3,433	125

See accompanying notes which are an integral part of this quarterly report.

330 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Alaska Air Group, Inc.	6,391	600	L3 Technologies, Inc.	5,612	891
Allegion PLC	1,017	67	Lamb Weston Holdings, Inc.	3,340	125
Allison Transmission Holdings, Inc. Class A	1,526	53	Landstar System, Inc.	1,527	129
American Airlines Group, Inc.	7,183	318	Lincoln Electric Holdings, Inc.	3,257	272
Ametek, Inc.	10,901	557	Lockheed Martin Corp.	6,531	1,641
AO Smith Corp.	3,204	156	LSC Communications, Inc.	773	20
Automatic Data Processing, Inc.	13,918	1,406	Macquarie Infrastructure Corp.	473	35
Avery Dennison Corp.	3,600	263	Manitowoc Foodservice, Inc.(Æ)	2,169	42
Babcock & Wilcox Co. (The)(Æ)	3,631	151	ManpowerGroup, Inc.	1,867	178
Boeing Co. (The)	13,573	2,218	MAXIMUS, Inc.	283	16
Carlisle Cos., Inc.	3,407	372	McGraw Hill Financial, Inc.	4,360	524
Caterpillar, Inc.	15,035	1,438	Mettler-Toledo International, Inc.(Æ)	1,837	784
CH Robinson Worldwide, Inc.	5,835	444	Middleby Corp.(Æ)	640	86
Chicago Bridge & Iron Co.	3,489	116	MSC Industrial Direct Co., Inc. Class A	3,218	329
Cintas Corp.	6,739	782	National Instruments Corp.	2,557	80
Clean Harbors, Inc.(Æ)	844	47	Nordson Corp.	3,200	363
Colfax Corp.(Æ)	2,086	81	Norfolk Southern Corp.	12,944	1,520
Convergys Corp.	1,180	29	Northrop Grumman Corp.	7,796	1,786
Copa Holdings SA Class A	932	91	Old Dominion Freight Line, Inc.	4,303	380
Copart, Inc.(Æ)	6,454	366	Orbital ATK, Inc.	3,504	305
CoStar Group, Inc.(Æ)	964	195	Oshkosh Corp.	1,331	93
Covanta Holding Corp.	2,768	45	OSI Systems, Inc.(Æ)	251	19
Crane Co.	1,929	139	PACCAR, Inc.	4,962	334
CSX Corp.	35,333	1,639	Parker-Hannifin Corp.	3,911	575
Cummins, Inc.	7,051	1,037	Paychex, Inc.	10,697	645
Danaher Corp.	21,663	1,818	Pentair PLC	3,471	204
Darling Ingredients, Inc.(Æ)	1,555	19	Pitney Bowes, Inc.	1,481	24
Deere & Co.	9,728	1,041	Quanta Services, Inc.(Æ)	10,511	377
Delta Air Lines, Inc.	21,900	1,035	Raytheon Co.	13,342	1,923
Donaldson Co., Inc.	7,890	333	Regal Beloit Corp.	1,589	115
Dover Corp.	7,910	615	Republic Services, Inc. Class A	10,953	628
Eaton Corp. PLC	19,826	1,403	Robert Half International, Inc.	6,798	320
Emerson Electric Co.	25,179	1,477	Rockwell Automation, Inc.	2,929	433
Expeditors International of Washington, Inc.	4,418	230	Rockwell Collins, Inc.	6,671	605
FedEx Corp.	6,022	1,139	Rollins, Inc.	7,762	274
Flir Systems, Inc.	9,726	344	Roper Technologies, Inc.	4,171	800
Fluor Corp.	2,433	135	RR Donnelley & Sons Co.	2,061	35
Fortive Corp.	13,401	741	Ryder System, Inc.	2,331	181
General Dynamics Corp.	10,572	1,914	SBA Communications Corp.(Æ)(ö)	2,199	231
General Electric Co.	263,104	7,814	Snap-on, Inc.	2,939	534
Genesee & Wyoming, Inc. Class A(Æ)	799	60	Southwest Airlines Co.	19,365	1,013
Genpact, Ltd.	11,557	285	Spirit AeroSystems Holdings, Inc. Class A	2,897	174
Graco, Inc.	2,703	242	Spirit Airlines, Inc.(Æ)	784	42
HD Supply Holdings, Inc.(Æ)	7,172	303	Stanley Black & Decker, Inc.	4,466	554
HEICO Corp.	281	22	Stericycle, Inc.(Æ)	2,341	181
Hertz Global Holdings, Inc.(Æ)	4,438	93	Sykes Enterprises, Inc.(Æ)	720	20
Hertz Global Holdings, Inc. Class W(Æ)	1,479	73	Terex Corp.	941	30
Honeywell International, Inc.	21,595	2,555	Textron, Inc.	11,229	532
Hubbell, Inc. Class B	914	112	TopBuild Corp.(Æ)	270	10
Huntington Ingalls Industries, Inc.	1,251	243	Toro Co. (The)	6,517	384
IDEX Corp.	3,721	336	TransDigm Group, Inc.	2,319	502
Illinois Tool Works, Inc.	9,839	1,252	Trinity Industries, Inc.	5,316	146
Jacobs Engineering Group, Inc.	3,491	204	Union Pacific Corp.	19,146	2,041
JB Hunt Transport Services, Inc.	5,785	573	United Continental Holdings, Inc.(Æ)	10,233	721
JetBlue Airways Corp.(Æ)	15,142	297	United Parcel Service, Inc. Class B	14,848	1,620
Johnson Controls International PLC	36,085	1,587	United Rentals, Inc.(Æ)	781	99
Kansas City Southern	4,088	351	United Technologies Corp.	27,810	3,050
KBR, Inc.	6,008	102	Verisk Analytics, Inc. Class A(Æ)	6,557	542
Keysight Technologies, Inc.(Æ)	2,835	105	Wabtec Corp.	4,126	357
Kirby Corp.(Æ)	4,932	318	Waste Management, Inc.	17,777	1,236

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 331

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Waters Corp.(Æ)	4,737	671	Facebook, Inc. Class A(Æ)	65,267	8,506
WESCO International, Inc.(Æ)	797	56	FireEye, Inc.(Æ)	3,231	44
WW Grainger, Inc.	3,595	908	Fortinet, Inc.(Æ)	3,096	103
Xerox Corp.	32,459	225	Gartner, Inc.(Æ)	2,372	236
Xylem, Inc.	7,747	382	Groupon, Inc. Class A(Æ)	10,977	38
Zebra Technologies Corp. Class A(Æ)	981	82	Harris Corp.	2,774	285
		81,023	Hewlett Packard Enterprise Co.	71,072	1,612
			HP, Inc.	113,996	1,716
Technology - 15.2%			II-VI, Inc.(Æ)	939	34
Activision Blizzard, Inc.	21,694	872	Insight Enterprises, Inc.(Æ)	663	25
Adobe Systems, Inc.(Æ)	13,396	1,519	Intel Corp.	187,159	6,891
Akamai Technologies, Inc.(Æ)	6,059	416	International Business Machines Corp.	29,268	5,108
Alphabet, Inc. Class A(Æ)	10,958	8,988	Intuit, Inc.	7,844	930
Alphabet, Inc. Class C(Æ)	6,993	5,572	IPG Photonics Corp.(Æ)	834	96
Amdocs, Ltd.	8,311	488	Jabil Circuit, Inc.	10,228	245
Amphenol Corp. Class A	17,253	1,164	Juniper Networks, Inc.	16,621	445
Analog Devices, Inc.	10,943	820	KLA-Tencor Corp.	2,940	250
Anixter International, Inc.(Æ)	254	22	Lam Research Corp.	5,681	652
Ansys, Inc.(Æ)	5,654	527	Leidos Holdings, Inc.	3,283	159
Apple, Inc.	178,955	21,716	Liberty Expedia Holdings, Inc. Class A(Æ)	1,525	67
Applied Materials, Inc.	14,146	484	Liberty Interactive Corp.(Æ)	2,288	100
ARRIS International PLC(Æ)	2,868	82	Linear Technology Corp.	8,886	561
Arrow Electronics, Inc.(Æ)	3,992	293	Manhattan Associates, Inc.(Æ)	328	17
Aspen Technology, Inc.(Æ)	446	24	Marvell Technology Group, Ltd.	21,033	313
Autodesk, Inc.(Æ)	2,802	228	Maxim Integrated Products, Inc.	4,110	183
Avnet, Inc.	6,255	290	Mentor Graphics Corp.	1,127	42
Benchmark Electronics, Inc.(Æ)	808	25	Microchip Technology, Inc.	4,246	286
Bio Techne Corp.	2,205	224	Micron Technology, Inc.(Æ)	35,077	846
Black Knight Financial Services, Inc. Class			Microsemi Corp.(Æ)	761	40
A(Æ)	2,131	78	Microsoft Corp.	240,207	15,529
Broadcom, Ltd.	9,082	1,812	MKS Instruments, Inc.	668	44
Brocade Communications Systems, Inc.	18,014	225	Motorola Solutions, Inc.	3,709	299
CA, Inc.	26,478	828	NCR Corp.(Æ)	7,718	332
CACI International, Inc. Class A(Æ)	283	35	NetApp, Inc.	12,402	475
Cadence Design Systems, Inc.(Æ)	7,478	195	NETGEAR, Inc.(Æ)	554	32
CDK Global Inc.	3,523	220	Nuance Communications, Inc.(Æ)	1,517	24
CDW Corp.	2,657	137	NVIDIA Corp.	19,169	2,093
Cirrus Logic, Inc.(Æ)	595	36	ON Semiconductor Corp.(Æ)	14,903	198
Cisco Systems, Inc.	206,409	6,341	Oracle Corp.	108,162	4,338
Citrix Systems, Inc.(Æ)	3,367	307	Palo Alto Networks, Inc.(Æ)	2,028	299
Cognex Corp.	2,796	189	Plexus Corp.(Æ)	424	23
Cognizant Technology Solutions Corp. Class			PTC, Inc.(Æ)	1,378	72
A(Æ)	16,364	861	Qorvo, Inc.(Æ)	1,416	91
Coherent, Inc.(Æ)	323	51	QUALCOMM, Inc.	56,706	3,030
CommerceHub, Inc.(Æ)	762	11	Red Hat, Inc.(Æ)	5,588	424
CommScope Holding Co., Inc.(Æ)	1,833	69	Rogers Corp.(Æ)	228	18
Computer Sciences Corp.	6,402	398	Sabre Corp.	1,873	46
Conduent, Inc.(Æ)	6,491	97	Salesforce.com, Inc.(Æ)	13,948	1,103
Corning, Inc.	63,455	1,681	Sanmina Corp.(Æ)	885	34
Cree, Inc.(Æ)	4,666	129	ScanSource, Inc.(Æ)	475	19
CSRA, Inc.	6,402	199	ServiceNow, Inc.(Æ)	5,303	481
Cypress Semiconductor Corp.	8,377	99	Skyworks Solutions, Inc.	5,728	525
Dell Technologies, Inc. Class V(Æ)	9,837	620	Splunk, Inc.(Æ)	2,667	154
Diebold, Inc.	1,123	31	SS&C Technologies Holdings, Inc.	5,198	167
Dolby Laboratories, Inc. Class A	5,101	244	Symantec Corp.	27,579	760
Donnelley Financial Solutions, Inc.(Æ)	773	19	SYNNEX Corp.	314	38
EchoStar Corp. Class A(Æ)	1,406	72	Synopsys, Inc.(Æ)	7,165	451
Electronic Arts, Inc.(Æ)	9,223	769	Tableau Software, Inc. Class A(Æ)	658	31
Entegris, Inc.(Æ)	1,315	25	Teradata Corp.(Æ)	4,895	144
F5 Networks, Inc.(Æ)	1,078	144	Teradyne, Inc.	5,489	156

See accompanying notes which are an integral part of this quarterly report.

332 Select U.S. Equity Fund

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($) or	Value			Amount ($) or	Value
	Shares	$			Shares	$
Texas Instruments, Inc.	34,698	2,621		NRG Energy, Inc.	3,145	52
Twitter, Inc.(Æ)	6,466	114		OGE Energy Corp.	3,684	124
Tyler Technologies, Inc.(Æ)	140	20		ONE Gas, Inc.	522	34
Ultimate Software Group, Inc.(Æ)	742	144		Otter Tail Corp.	564	21
Veeco Instruments, Inc.(Æ)	540	14		PG&E Corp.	17,939	1,110
Verint Systems, Inc.(Æ)	273	10		Pinnacle West Capital Corp.	2,104	163
VeriSign, Inc.(Æ)	1,938	155		PNM Resources, Inc.	918	32
VMware, Inc. Class A(Æ)	1,901	166		Portland General Electric Co.	836	37
Western Digital Corp.	16,278	1,298		PPL Corp.	16,955	591
Workday, Inc. Class A(Æ)	1,832	152		Public Service Enterprise Group, Inc.	15,927	705
Xilinx, Inc.	6,603	384		SCANA Corp.	9,769	671
Yahoo!, Inc.(Æ)	23,189	1,022		Sempra Energy	8,788	900
Yelp, Inc. Class A(Æ)	1,086	45		South Jersey Industries, Inc.	826	27
Zynga, Inc. Class A(Æ)	21,456	54		Southern Co. (The)	27,534	1,361
		127,135		Southwest Gas Holdings, Inc.	512	41
				Sprint Corp.(Æ)	32,605	301
Utilities - 4.8%				Telephone & Data Systems, Inc.	5,211	160
AES Corp.	678	8		T-Mobile US, Inc.(Æ)	17,193	1,071
ALLETE, Inc.	504	33		UGI Corp.	3,197	148
Alliant Energy Corp.	6,968	262		US Cellular Corp.(Æ)	2,005	89
Ameren Corp.	7,489	394		Vectren Corp.	6,543	359
American Electric Power Co., Inc.	20,942	1,342		Verizon Communications, Inc.	134,207	6,578
American States Water Co.	511	22		WEC Energy Group, Inc.	12,416	733
American Water Works Co., Inc.	8,313	611		Westar Energy, Inc. Class A	5,852	320
Aqua America, Inc.	8,922	271		WGL Holdings, Inc.	557	46
AT&T, Inc.	220,969	9,316		Xcel Energy, Inc.	23,037	952
Atmos Energy Corp.	1,565	119				40,669
Avangrid, Inc.	2,434	94
Avista Corp.	726	28		Total Common Stocks
Black Hills Corp.	519	33		(cost $658,464)		722,620
California Water Service Group	731	25
Calpine Corp.(Æ)	789	9	Short	-Term Investments - 14.1%
CenterPoint Energy, Inc.	9,490	249		U.S. Cash Management Fund	118,375,479(8)	118,399
CenturyLink, Inc.	18,644	482		Total Short-Term Investments
Cheniere Energy, Inc.(Æ)	2,644	126		(cost $118,398)		118,399
CMS Energy Corp.	9,674	412
Consolidated Edison, Inc.	12,801	952		Total Investments 100.3%
Dominion Resources, Inc.	10,703	816		(identified cost $776,862)		841,019
DTE Energy Co.	7,506	740
Duke Energy Corp.	20,250	1,590		Other Assets and Liabilities, Net
Dynegy, Inc. Class A(Æ)	1,034	10	-	(0.3%)		(2,152)
Edison International	6,932	505		Net Assets - 100.0%		838,867
El Paso Electric Co.	552	25
Entergy Corp.	5,372	385
Eversource Energy	10,904	603
Exelon Corp.	41,675	1,495
FirstEnergy Corp.	11,287	342
Frontier Communications Corp.	35,220	123
Hawaiian Electric Industries, Inc.	8,535	286
Idacorp, Inc.	525	42
Laclede Group, Inc. (The)	505	33
Level 3 Communications, Inc.(Æ)	7,057	420
MDU Resources Group, Inc.	1,352	40
MGE Energy, Inc.	479	31
National Fuel Gas Co.	2,487	140
New Jersey Resources Corp.	930	35
NextEra Energy, Inc.	11,771	1,456
NiSource, Inc.	3,769	84
Northwest Natural Gas Co.	404	24
NorthWestern Corp.	524	30

See accompanying notes which are an integral part of this quarterly report.

Select U.S. Equity Fund 333

Russell Investment Company
Select U.S. Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 1000 Mini Index Futures	212	USD	13,384	03/17	127
S&P 500 E-Mini Index Futures	923	USD	104,968	03/17	(922)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(795)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$99,152	$—	$—	$—	$99,152
Consumer Staples	52,232	—	2	—	52,234
Energy	46,537	—	—	—	46,537
Financial Services	164,038	—	—	—	164,038
Health Care	89,537	—	—	—	89,537
Materials and Processing	22,295	—	—	—	22,295
Producer Durables	81,023	—	—	—	81,023
Technology	127,135	—	—	—	127,135
Utilities	40,669	—	—	—	40,669
Short-Term Investments	—	—	—	118,399	118,399
Total Investments	722,618	—	2	118,399	841,019

Other Financial Instruments
Assets
Futures Contracts	127	—	—	—	127

Liabilities
Futures Contracts	(922)	—	—	—	(922)
Total Other Financial Instruments*	$(795)	$—	$—	$—	$(795)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

334 Select U.S. Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 95.3%			Treasury Wine Estates, Ltd.	90,182	795
Australia - 5.6%			Vicinity Centres(ö)	86,056	187
Adelaide Brighton, Ltd.	37,336	145	Vocus Group, Ltd.	63,589	195
AGL Energy, Ltd.	39,447	676	Washington H Soul Pattinson & Co., Ltd.	16,507	195
Amcor, Ltd. Class A	34,334	373	Wesfarmers, Ltd.(Æ)	42,897	1,307
Ansell, Ltd. - GDR	8,273	149	Westfield Corp.(ö)	69,364	463
APA Group	36,205	231	Westpac Banking Corp.	129,319	3,098
Aristocrat Leisure, Ltd.	47,861	553	Woodside Petroleum, Ltd.	19,672	469
ASX, Ltd. - ADR	17,048	644	Woolworths, Ltd.	26,019	485
AusNet Services(Æ)	95,591	115			42,298
Australia & New Zealand Banking
Group, Ltd. - ADR	140,626	3,130	Austria - 0.6%
Bank of Queensland, Ltd.	37,334	339	Erste Group Bank AG	37,975	1,156
Bendigo & Adelaide Bank, Ltd.	71,383	677	EVN AG	13,173	161
BHP Billiton, Ltd. - ADR	118,397	2,442	Mayr Melnhof Karton AG	1,365	154
Boral, Ltd.	177,211	784	OMV AG	24,377	853
Brambles, Ltd.	57,776	457	Raiffeisen Bank International AG(Æ)	16,347	365
Challenger, Ltd.	26,093	219	Strabag SE	15,969	585
CIMIC Group, Ltd.	16,026	418	Telekom Austria AG - ADR	26,681	165
Coca-Cola Amatil, Ltd.	32,508	241	Verbund AG Class A	12,063	195
Cochlear, Ltd.	4,566	434	Voestalpine AG	16,999	721
Commonwealth Bank of Australia - ADR	56,406	3,499			4,355
Computershare, Ltd.	16,279	159
Crown Resorts, Ltd.	13,352	116	Belgium - 1.0%
CSL, Ltd.	21,260	1,817	Ackermans & van Haaren NV	867	118
Dexus Property Group(Æ)(ö)	53,695	366	Ageas	15,113	648
Domino's Pizza Enterprises, Ltd.	3,610	162	Anheuser-Busch InBev SA	24,577	2,562
Flight Centre, Ltd.	5,799	132	Bekaert SA	3,640	158
Fortescue Metals Group, Ltd.	221,983	1,126	Colruyt SA	9,453	463
Goodman Group(ö)	68,750	361	D'ieteren SA	4,604	208
GPT Group (The)(ö)	75,931	269	Elia System Operator SA	6,590	329
Harvey Norman Holdings, Ltd.	71,745	271	Galapagos NV(Æ)	1,097	71
Healthscope, Ltd.	63,012	104	Groupe Bruxelles Lambert SA	2,357	201
Incitec Pivot, Ltd.	126,722	369	KBC Groep NV	16,343	1,061
LendLease Group	75,838	808	Sofina SA	1,826	248
Macquarie Group, Ltd.	24,107	1,550	Solvay SA	8,464	992
Magellan Financial Group, Ltd. - ADR	31,953	570	UCB SA	6,078	420
Mirvac Group(ö)	198,221	305	Umicore SA	1,313	74
National Australia Bank, Ltd. - ADR	110,142	2,520			7,553
Newcrest Mining, Ltd.	37,992	628
Origin Energy, Ltd.(Æ)	65,270	349	Canada - 8.2%
Qantas Airways, Ltd.	105,118	272	Agnico Eagle Mines, Ltd.	5,904	282
QBE Insurance Group, Ltd.	71,309	674	Agrium, Inc.	3,078	317
Ramsay Health Care, Ltd.	9,440	479	Alimentation Couche-Tard, Inc. Class B	19,272	883
REA Group, Ltd.	5,342	213	AltaGas, Ltd. - ADR	4,072	97
Reece, Ltd.	3,952	133	Amaya, Inc.(Æ)	4,943	68
Rio Tinto, Ltd. - ADR	16,233	819	ARC Resources, Ltd.	12,444	194
Santos, Ltd.	41,442	125	Atco, Ltd. Class I	8,762	309
Scentre Group(ö)	154,912	517	Bank of Montreal	41,345	3,127
SEEK, Ltd.	25,048	275	Bank of Nova Scotia (The)	58,715	3,509
Sonic Healthcare, Ltd.	24,784	390	Barrick Gold Corp.	38,619	712
South32, Ltd.	327,681	686	BCE, Inc.	10,859	490
Stockland(ö)	94,551	312	Brookfield Asset Management, Inc.
Suncorp Group, Ltd.	42,549	422	Class A	69,810	2,414
Sydney Airport	85,065	377	CAE, Inc.	14,419	205
Tabcorp Holdings, Ltd.	44,240	159	Canadian Imperial Bank of Commerce	23,103	1,967
Tatts Group, Ltd.	23,372	77	Canadian National Railway Co.	19,424	1,350
Telstra Corp., Ltd.	175,847	666	Canadian Natural Resources, Ltd.	23,919	723
TPG Telecom, Ltd.	37,669	185	Canadian Pacific Railway, Ltd.	2,906	440
Transurban Group - ADR(Æ)	105,353	815	Canadian Tire Corp., Ltd. Class A	6,720	715
			CCL Industries, Inc. Class B	2,117	436

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 335

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Cenovus Energy, Inc.	59,625	814	Sun Life Financial, Inc.	44,798	1,768
CGI Group, Inc. Class A(Æ)	13,038	627	Suncor Energy, Inc.	50,836	1,577
CI Financial Corp.	9,296	194	Teck Resources, Ltd. Class B	52,236	1,280
Constellation Software, Inc.	605	273	TELUS Corp.	2,203	74
Detour Gold Corp.(Æ)	10,500	142	TMX Group, Ltd.	4,224	224
DH Corp.	4,309	76	Toronto Dominion Bank	87,254	4,520
Dollarama, Inc.	7,725	585	Tourmaline Oil Corp.(Æ)	6,726	157
Eldorado Gold Corp.(Æ)	26,588	94	TransCanada Corp.	21,382	1,009
Emera, Inc.	8,399	293	Veresen, Inc.	10,028	102
Empire Co., Ltd. Class A	21,413	267	West Fraser Timber Co., Ltd.	9,331	319
Enbridge Income Fund Holdings, Inc.	12,442	327	WestJet Airlines, Ltd.	15,059	254
Enbridge, Inc.	24,220	1,031	WSP Global, Inc.	10,179	358
Fairfax Financial Holdings, Ltd.	1,112	520	Yamana Gold, Inc.	180,021	595
First Quantum Minerals, Ltd.	57,821	729			61,791
Fortis, Inc.	31,517	1,013
Franco-Nevada Corp. Class T	3,152	205	Cayman Islands - 0.0%
Genworth MI Canada, Inc.(Ñ)	8,548	214	Manchester United PLC Class A(Ñ)	5,381	82
George Weston, Ltd.	4,065	347
Gildan Activewear, Inc. Class A	5,791	151	Denmark - 1.4%
Goldcorp, Inc.	25,672	415	AP Moller - Maersk A/S Class B	476	797
Great-West Lifeco, Inc.(Ñ)	32,582	893	Carlsberg A/S Class B	3,111	281
H&R Real Estate Investment Trust(ö)	6,670	116	Chr Hansen Holding A/S	7,684	469
Hudson's Bay Co. - ADR(Ñ)	22,131	170	Coloplast A/S Class B	4,706	337
Husky Energy, Inc.(Æ)	44,871	579	Danske Bank A/S	42,423	1,416
Hydro One, Ltd.(Þ)	4,723	87	DSV A/S	15,607	758
IGM Financial, Inc.	11,025	339	Genmab A/S(Æ)	4,693	909
Imperial Oil, Ltd.	29,303	963	GN Store Nord A/S	5,996	134
Industrial Alliance Insurance &			H Lundbeck A/S(Æ)	3,820	164
Financial Services, Inc.	11,103	467	ISS A/S	7,466	266
Intact Financial Corp.	3,519	257	Jyske Bank A/S	10,792	556
Inter Pipeline, Ltd.	4,114	89	Novo Nordisk A/S Class B	53,138	1,921
Jean Coutu Group PJC, Inc. (The) Class			Novozymes A/S Class B	7,231	282
A	4,979	78	Pandora A/S	6,890	904
Keyera Corp.	4,938	145	Rockwool International A/S Class B	419	75
Kinross Gold Corp.(Æ)	185,261	722	TDC AS(Æ)	82,260	433
Linamar Corp.	5,970	262	Vestas Wind Systems A/S	12,261	862
Loblaw Cos., Ltd.	11,640	612	William Demant Holding A/S(Æ)	4,116	77
Lundin Mining Corp.	60,978	373			10,641

Magna International, Inc. Class A	49,522	2,142	Finland - 1.1%
Manulife Financial Corp.	142,339	2,729	Amer Sports OYJ Class A	9,438	251
Metro, Inc. Class A	24,473	743	Cargotec OYJ Class B	2,754	132
National Bank of Canada	12,032	519	Elisa OYJ Class A	7,636	258
Open Text Corp.	13,260	454	Fortum OYJ	57,217	917
Pembina Pipeline Corp.	6,814	211	Huhtamaki OYJ	8,000	294
Peyto Exploration & Development Corp.	3,697	80	Kesko OYJ Class B	8,718	442
Potash Corp. of Saskatchewan, Inc.	35,015	651	Kone OYJ Class B	16,353	741
Power Corp. of Canada	49,004	1,150	Neste OYJ	17,501	610
Power Financial Corp.	34,550	898	Nokia OYJ	74,465	335
Progressive Waste Solutions, Ltd.	3,418	274	Nokian Renkaat OYJ	4,317	162
Restaurant Brands International, Inc.	8,888	436	Orion OYJ Class A	4,659	216
RioCan Real Estate Investment Trust(ö)	8,543	171	Orion OYJ Class B	6,942	324
Ritchie Bros Auctioneers, Inc.	2,334	76	Sampo OYJ Class A	14,913	693
Rogers Communications, Inc. Class A	1,768	78	Stora Enso OYJ Class R	71,553	815
Rogers Communications, Inc. Class B	5,311	230	UPM-Kymmene OYJ	80,647	1,834
Royal Bank of Canada - GDR	66,494	4,782			8,024
Saputo, Inc. - ADR	18,861	694
Seven Generations Energy, Ltd. Class			France - 8.5%
A(Æ)	9,901	198	Air Liquide SA Class A	7,849	849
SNC-Lavalin Group, Inc.	5,932	256	Airbus Group SE	6,815	463
Stantec, Inc.	2,797	75	Alstom SA(Æ)	13,744	392

See accompanying notes which are an integral part of this quarterly report.

336 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Amundi SA(Å)	5,349	293	Unibail-Rodamco SE(ö)	2,733	628
Arkema SA	8,995	888	Valeo SA	12,114	741
Atos SE	5,434	579	Veolia Environnement SA	36,139	616
AXA SA	134,628	3,315	Vicat SA	2,207	134
BioMerieux	1,156	183	Vinci SA	26,833	1,887
BNP Paribas SA	66,140	4,242	Vivendi SA - ADR	66,983	1,228
Bollore SA	105,122	421	Worldline SA(Æ)(Þ)	5,717	154
Bouygues SA - ADR	17,483	638	Zodiac Aerospace	5,487	167
Capgemini SA	9,454	771			64,335
Carrefour SA	47,723	1,170
Casino Guichard Perrachon SA	5,622	303	Germany - 7.5%
Christian Dior SE	3,890	836	adidas AG	12,608	1,981
Cie de Saint-Gobain	45,230	2,227	Allianz SE	27,121	4,590
Cie Plastic Omnium SA	2,302	78	BASF SE	39,333	3,806
CNP Assurances	11,230	211	Bayer AG	32,028	3,540
Credit Agricole SA	117,255	1,558	Bayerische Motoren Werke AG	24,523	2,221
Danone SA	18,202	1,143	Beiersdorf AG	6,032	533
Dassault Systemes	12,663	981	Bilfinger SE	2,165	90
Eiffage SA	12,705	914	Brenntag AG	3,005	175
Electricite de France SA	29,485	292	Commerzbank AG	84,811	734
Engie SA	118,184	1,414	Continental AG	4,773	929
Essilor International SA	10,416	1,217	Covestro AG(Þ)	3,911	293
Eurazeo SA	4,820	297	Daimler AG	56,348	4,238
Eutelsat Communications SA	10,769	184	Deutsche Bank AG	80,828	1,604
Faurecia	6,841	298	Deutsche Boerse AG	6,811	627
Financiere de L'Odet	84	73	Deutsche Lufthansa AG	42,292	563
Gecina SA(ö)	526	68	Deutsche Post AG	55,295	1,849
Havas SA	10,497	94	Deutsche Telekom AG	125,189	2,184
Iliad SA	787	169	Deutsche Wohnen AG	19,167	627
Ingenico Group SA	3,030	256	Duerr AG	965	83
Ipsen SA	3,088	240	E.ON SE	65,874	506
Kering	3,559	850	Evonik Industries AG	9,626	312
Legrand SA - ADR	7,543	440	Freenet AG	8,999	270
L'Oreal SA	8,237	1,500	Fresenius Medical Care AG & Co.	9,096	738
LVMH Moet Hennessy Louis Vuitton			Fresenius SE & Co. KGaA	15,345	1,211
SE - ADR	8,945	1,811	Hannover Rueck SE	8,133	893
Natixis SA	51,570	307	HeidelbergCement AG	18,832	1,812
Orange SA - ADR	118,927	1,847	Hella KGaA Hueck & Co.	2,945	120
Orpea	1,688	138	Henkel AG & Co. KGaA	7,830	827
Pernod Ricard SA	7,463	875	Hochtief AG	1,980	281
Peugeot SA(Æ)	33,991	633	Infineon Technologies AG - ADR	70,979	1,301
Publicis Groupe SA - ADR	11,993	824	K&S AG	20,148	511
Renault SA	24,581	2,219	KION Group AG	1,716	104
Rexel SA Class H	24,292	423	Krones AG	2,034	208
Safran SA	6,008	408	Lanxess AG	3,348	243
Sanofi - ADR	47,510	3,870	LEG Immobilien AG(Æ)	3,067	241
Sartorius Stedim Biotech	6,290	380	Linde AG	2,858	464
Schneider Electric SE	30,960	2,219	MAN SE	814	84
SCOR SE - ADR	21,646	735	Merck KGaA	7,572	830
SEB SA	1,845	232	Metro AG	14,432	492
Societe BIC SA	2,208	289	MTU Aero Engines AG	3,723	446
Societe Generale SA	53,969	2,647	Muenchener Rueckversicherungs-
Sodexo SA(Ñ)	5,654	626	Gesellschaft AG in Muenchen	13,537	2,539
Sopra Steria Group	1,699	197	Rational AG	573	260
Suez Environnement Co.	26,793	407	Rheinmetall AG	7,749	593
Technicolor SA	15,763	67	Rhoen Klinikum AG	2,460	67
Teleperformance - GDR	4,758	510	RWE AG(Æ)	31,673	419
Thales SA	11,024	1,034	SAP SE - ADR	29,538	2,693
Total SA	121,716	6,166	Siemens AG	40,508	5,080
UBISOFT Entertainment(Æ)	2,086	69	Software AG	2,103	76

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 337

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
STADA Arzneimittel AG	2,790	143	Willis Towers Watson PLC	6,822	854
Suedzucker AG	19,562	516			5,420
Symrise AG	6,859	412
Uniper SE(Æ)	30,728	436	Israel - 0.6%
United Internet AG	7,295	305	Bank Hapoalim BM	96,742	585
Volkswagen AG	485	77	Bank Leumi Le-Israel BM(Æ)	148,653	615
Vonovia SE	13,730	450	Check Point Software Technologies, Ltd.
Zalando SE(Æ)(Þ)	2,425	96	(Æ)	5,322	526
		56,723	Delek Energy Systems, Ltd.(Æ)	141	82
			Elbit Systems, Ltd.	1,765	194
Hong Kong - 2.9%			Israel Chemicals, Ltd.	22,525	104
AIA Group, Ltd.	246,053	1,524	Mizrahi Tefahot Bank, Ltd.	20,698	319
Bank of East Asia, Ltd. (The)	95,200	406	Taro Pharmaceutical Industries, Ltd.
BOC Hong Kong Holdings, Ltd.	274,000	1,096	(Æ)(Ñ)	1,243	130
Cheung Kong Infrastructure Holdings,			Teva Pharmaceutical Industries, Ltd.	50,562	1,681
Ltd.	15,000	121			4,236
Cheung Kong Property Holdings, Ltd.	273,987	1,798
Chinese Estates Holdings, Ltd.	19,000	30	Italy - 1.9%
CK Hutchison Holdings, Ltd.	169,536	2,032	A2A SpA	54,670	73
CLP Holdings, Ltd.	35,500	348	ACEA SpA	5,857	72
Galaxy Entertainment Group, Ltd.	19,000	90	Assicurazioni Generali SpA	96,638	1,542
Guoco Group, Ltd.	12,000	135	Atlantia SpA	28,266	644
Hang Lung Properties, Ltd. - ADR	95,000	233	Azimut Holding SpA	13,460	242
Hang Seng Bank, Ltd.	15,000	306	Banco BPM SpA	105,705	300
Henderson Land Development Co., Ltd.	148,070	817	Brembo SpA	1,164	75
Hong Kong & China Gas Co., Ltd.	136,000	256	Davide Campari-Milano SpA	27,326	274
Hong Kong Exchanges & Clearing, Ltd.	29,500	715	Enel SpA	599,739	2,507
Hongkong Land Holdings, Ltd.	99,400	671	ENI SpA - ADR	108,914	1,680
Hopewell Holdings, Ltd.	114,000	407	Hera SpA	158,023	369
Jardine Matheson Holdings, Ltd.	32,600	2,015	Intesa Sanpaolo SpA	651,877	1,535
Jardine Strategic Holdings, Ltd.	20,100	766	Italgas SpA(Æ)	31,431	120
Li & Fung, Ltd.	156,000	68	Leonardo SpA(Æ)	19,126	247
Link REIT(ö)	144,460	984	Luxottica Group SpA	5,489	295
Melco Crown Entertainment, Ltd.(Æ)	8,400	47	Mediobanca SpA	26,022	224
MTR Corp., Ltd.	94,000	479	Parmalat SpA	87,811	283
New World Development Co., Ltd.	460,000	530	Poste Italiane SpA(Þ)	27,226	171
NWS Holdings, Ltd.	117,000	210	Prysmian SpA	6,954	181
PCCW, Ltd.	130,000	79	Recordati SpA	15,766	448
Power Assets Holdings, Ltd.	29,500	283	Snam Rete Gas SpA	175,887	670
Sino Land Co., Ltd.	388,000	639	Telecom Italia SpA(Æ)	1,104,293	952
Sun Hung Kai Properties, Ltd.	113,190	1,555	Terna Rete Elettrica Nazionale SpA	60,464	265
Swire Pacific, Ltd. Class A	102,000	1,036	UniCredit SpA(Ñ)	46,287	1,265
Swire Properties, Ltd.	57,200	161	Unione di Banche Italiane SpA	64,430	224
Techtronic Industries Co., Ltd.	47,000	162			14,658
Wharf Holdings, Ltd. (The)	188,808	1,411
Wheelock & Co., Ltd.	106,000	645	Japan - 20.9%
Yue Yuen Industrial Holdings, Ltd.	54,500	200	Aeon Co., Ltd.	50,900	734
		22,255	Air Water, Inc.	5,000	92
			Aisin Seiki Co., Ltd.	23,600	1,077
Ireland - 0.7%			Alfresa Holdings Corp.	28,900	473
Bank of Ireland(Æ)	743,084	199	ANA Holdings, Inc.	173,000	513
CRH PLC	42,515	1,486	Aozora Bank, Ltd.	92,000	335
DCC PLC	6,814	549	Asahi Glass Co., Ltd.	90,000	668
Glanbia PLC	15,961	270	Asahi Group Holdings, Ltd.	12,400	435
Icon PLC(Æ)	4,432	373	Asahi Kasei Corp.	90,000	839
Jazz Pharmaceuticals PLC(Æ)	2,166	264	Astellas Pharma, Inc.	78,300	1,047
Kerry Group PLC Class A	5,067	356	Bandai Namco Holdings, Inc.	8,300	228
Kingspan Group PLC	10,690	312	Bridgestone Corp.	37,600	1,376
Paddy Power Betfair PLC	4,461	466	Brother Industries, Ltd.	28,900	532
Smurfit Kappa Group PLC	11,058	291	Calbee, Inc.	3,600	117
			Canon Marketing Japan, Inc.	9,600	183

See accompanying notes which are an integral part of this quarterly report.

338 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Canon, Inc.	43,400	1,285	Iida Group Holdings Co., Ltd.	20,800	389
Central Japan Railway Co.	7,000	1,130	Inpex Corp.	51,700	506
Century Tokyo Leasing Corp.	10,500	356	Isuzu Motors, Ltd.	44,000	590
Chiba Bank, Ltd. (The)	55,000	359	Ito En, Ltd.	3,000	99
Chubu Electric Power Co., Inc.	61,000	810	ITOCHU Corp.	141,600	1,948
Chugai Pharmaceutical Co., Ltd.	15,400	456	Itochu Techno-Solutions Corp.	2,900	78
Chugoku Bank, Ltd. (The)	20,100	295	Iyo Bank, Ltd. (The)	16,900	113
Chugoku Electric Power Co., Inc. (The)	12,900	145	Izumi Co., Ltd.	1,700	72
Coca-Cola West Co., Ltd.	2,400	70	J Front Retailing Co., Ltd.	5,800	84
Concordia Financial Group, Ltd.	69,600	367	Japan Exchange Group, Inc.	16,700	248
Cosmos Pharmaceutical Corp.	900	166	Japan Post Bank Co., Ltd.	52,700	640
Credit Saison Co., Ltd.	6,200	113	Japan Post Holdings Co., Ltd.	61,100	767
CyberAgent, Inc.	3,300	82	Japan Tobacco, Inc.	32,400	1,043
CYBERDYNE, Inc.(Æ)(Ñ)	14,100	198	JFE Holdings, Inc.	22,500	393
Dai Nippon Printing Co., Ltd.	57,000	578	JGC Corp.	14,000	242
Daicel Chemical Industries, Ltd.	18,400	203	JSR Corp.	16,600	284
Dai-ichi Life Holdings, Inc.	33,100	601	JTEKT Corp.	11,300	185
Daiichi Sankyo Co., Ltd.	38,100	850	JX Holdings, Inc.	266,500	1,254
Daikin Industries, Ltd.	9,900	980	Kajima Corp.	123,000	855
Daito Trust Construction Co., Ltd.	3,400	475	Kamigumi Co., Ltd.	40,000	388
Daiwa House Industry Co., Ltd.	23,100	625	Kaneka Corp.	36,000	309
Daiwa Securities Group, Inc.	88,000	562	Kansai Electric Power Co., Inc. (The)(Æ)	67,100	714
Denso Corp.	25,200	1,090	Kao Corp.	20,700	1,025
Disco Corp.	600	76	Kawasaki Heavy Industries, Ltd.	41,000	128
Don Quijote Holdings Co., Ltd.	3,200	116	KDDI Corp.	68,800	1,844
East Japan Railway Co.	5,300	479	Keihan Holdings Co., Ltd.	43,000	286
Eisai Co., Ltd.	6,400	356	Keikyu Corp.	14,000	164
Electric Power Development Co., Ltd.	22,100	512	Keio Corp.	15,000	123
Ezaki Glico Co., Ltd.	4,500	205	Keisei Electric Railway Co., Ltd.	5,500	130
FamilyMart Co., Ltd.	6,400	404	Kewpie Corp.	3,100	77
FANUC Corp.	6,300	1,233	Keyence Corp.	3,600	1,396
Fast Retailing Co., Ltd.	600	188	Kikkoman Corp.	11,000	346
Fuji Electric Co., Ltd.	38,000	224	Kintetsu Group Holdings Co., Ltd.	74,000	284
Fuji Heavy Industries, Ltd.	25,500	1,021	Kirin Holdings Co., Ltd.	31,800	519
FUJIFILM Holdings Corp.	28,200	1,091	Kobayashi Pharmaceutical Co., Ltd.	5,800	258
Fujitsu, Ltd.	80,000	465	Kobe Steel, Ltd.(Æ)	26,300	255
Fukuoka Financial Group, Inc.	99,000	437	Koito Manufacturing Co., Ltd.	6,800	359
Gunma Bank, Ltd. (The)	26,000	142	Komatsu, Ltd.	39,300	933
Hachijuni Bank, Ltd. (The)	59,900	352	Konami Holdings Corp.	8,200	327
Hakuhodo DY Holdings, Inc.	5,800	71	Konica Minolta, Inc.	66,400	687
Hamamatsu Photonics KK	2,700	78	Kose Corp.	2,700	229
Hankyu Hanshin Holdings, Inc.	19,600	663	Kubota Corp.	30,200	480
Haseko Corp.	25,300	278	Kuraray Co., Ltd.	39,400	624
Hikari Tsushin, Inc.	2,400	219	Kyocera Corp.	10,300	535
Hino Motors, Ltd.	24,900	263	Kyowa Hakko Kirin Co., Ltd.	18,200	244
Hirose Electric Co., Ltd.	600	78	Lawson, Inc.	1,000	73
Hiroshima Bank, Ltd. (The)	39,000	182	Lion Corp.	9,000	156
Hisamitsu Pharmaceutical Co., Inc.	9,400	494	LIXIL Group Corp.	5,900	138
Hitachi Chemical Co., Ltd.	8,300	235	M3, Inc.	10,200	273
Hitachi Construction Machinery Co.,			Makita Corp.	5,400	375
Ltd.	3,200	74	Marubeni Corp.	213,600	1,297
Hitachi High-Technologies Corp.	5,800	248	Matsumotokiyoshi Holdings Co., Ltd.	2,100	104
Hitachi Metals, Ltd.	13,100	181	Mazda Motor Corp.	19,800	291
Hitachi, Ltd.	237,000	1,353	Medipal Holdings Corp.	33,100	534
Hokuriku Electric Power Co.	8,500	85	MEIJI Holdings Co., Ltd.	6,900	535
Honda Motor Co., Ltd.	85,000	2,539	MISUMI Group, Inc.	16,400	305
Hoshizaki Electric Co., Ltd.	5,700	465	Mitsubishi Chemical Holdings Corp.	186,900	1,303
Hoya Corp.	21,000	913	Mitsubishi Corp.	105,600	2,378
Idemitsu Kosan Co., Ltd.	21,900	676	Mitsubishi Electric Corp.	84,000	1,276
IHI Corp.	27,000	73	Mitsubishi Estate Co., Ltd.	4,000	76

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 339

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Mitsubishi Gas Chemical Co., Inc.	37,500	718	Recruit Holdings Co., Ltd.	14,500	634
Mitsubishi Heavy Industries, Ltd.	182,000	817	Resona Holdings, Inc.	146,400	792
Mitsubishi Materials Corp.	13,800	469	Ricoh Co., Ltd.	60,800	542
Mitsubishi Motors Corp.	51,700	280	Rinnai Corp.	3,800	322
Mitsubishi Tanabe Pharma Corp.	26,900	542	Rohm Co., Ltd.	1,800	115
Mitsubishi UFJ Financial Group, Inc.	586,400	3,749	Ryohin Keikaku Co., Ltd.	1,700	319
Mitsubishi UFJ Lease & Finance Co.,			Sankyo Co., Ltd.	2,200	73
Ltd.	40,300	214	Santen Pharmaceutical Co., Ltd.	35,200	440
Mitsui & Co., Ltd.	145,700	2,132	Sawai Pharmaceutical Co., Ltd.	2,300	121
Mitsui Chemicals, Inc.	90,000	423	SBI Holdings, Inc.	38,600	533
Mitsui Fudosan Co., Ltd.	3,000	69	Secom Co., Ltd.	7,200	519
Mitsui OSK Lines, Ltd.	93,000	295	Sega Sammy Holdings, Inc.	21,600	339
Mixi, Inc.	3,700	160	Seiko Epson Corp.	18,500	381
Mizuho Financial Group, Inc.	1,154,300	2,143	Sekisui Chemical Co., Ltd.	55,800	909
MS&AD Insurance Group Holdings, Inc.	36,400	1,218	Sekisui House, Ltd.	54,700	884
Murata Manufacturing Co., Ltd.	4,100	551	Seven & i Holdings Co., Ltd.	24,400	973
Nagoya Railroad Co., Ltd.	29,000	143	Shimadzu Corp.	9,000	152
Nankai Electric Railway Co., Ltd.	59,000	291	Shimamura Co., Ltd.	2,600	340
NEC Corp.	247,000	568	Shimano, Inc.	1,300	204
NH Foods, Ltd.	5,000	136	Shimizu Corp.	56,000	514
NHK Spring Co., Ltd.	28,400	285	Shin-Etsu Chemical Co., Ltd.	9,000	775
Nidec Corp.	7,300	684	Shinsei Bank, Ltd.	194,000	334
Nifco, Inc.	1,500	76	Shionogi & Co., Ltd.	19,000	919
Nikon Corp.	31,200	503	Shiseido Co., Ltd.	13,700	382
Nintendo Co., Ltd.	4,100	835	Shizuoka Bank, Ltd. (The)	47,000	408
Nippon Electric Glass Co., Ltd.	24,000	138	SMC Corp.	2,500	682
Nippon Express Co., Ltd.	97,000	513	SoftBank Group Corp.	33,900	2,596
Nippon Paint Holdings Co., Ltd.	2,600	76	Sohgo Security Services Co., Ltd.	8,200	307
Nippon Shinyaku Co., Ltd.	2,400	124	Sojitz Corp.	314,300	808
Nippon Shokubai Co., Ltd.	2,300	158	Sompo Japan Nipponkoa Holdings, Inc.	8,500	307
Nippon Steel & Sumitomo Metal Corp.	50,100	1,207	Sony Corp.	31,000	942
Nippon Telegraph & Telephone Corp.	52,600	2,322	Sosei Group Corp.(Æ)	1,100	127
Nippon Yusen KK	141,000	299	Stanley Electric Co., Ltd.	6,400	180
Nissan Chemical Industries, Ltd.	7,400	264	Sugi Holdings Co., Ltd. - GDR	5,900	274
Nissan Motor Co., Ltd.	192,900	1,907	Sumitomo Chemical Co., Ltd.	166,000	881
Nisshin Seifun Group, Inc.	23,400	355	Sumitomo Corp.	137,600	1,722
Nissin Foods Holdings Co., Ltd.	5,600	295	Sumitomo Dainippon Pharma Co., Ltd.	19,700	332
Nitori Holdings Co., Ltd.	6,700	748	Sumitomo Electric Industries, Ltd.	73,800	1,073
NOK Corp.	7,300	148	Sumitomo Heavy Industries, Ltd.	41,000	281
Nomura Holdings, Inc.	179,900	1,116	Sumitomo Metal Mining Co., Ltd.	52,000	703
Nomura Real Estate Holdings, Inc.	14,200	244	Sumitomo Mitsui Financial Group, Inc.	58,100	2,281
Nomura Real Estate Master Fund, Inc.(ö)	45	70	Sumitomo Mitsui Trust Holdings, Inc.	25,800	962
Nomura Research Institute, Ltd.	2,300	78	Sumitomo Realty & Development Co.,
NSK, Ltd.	15,500	188	Ltd.	3,000	81
NTT Data Corp.	8,700	438	Sumitomo Rubber Industries, Ltd.	27,100	422
NTT DOCOMO, Inc.	75,800	1,813	Sundrug Co., Ltd.	4,200	290
Obayashi Corp.	63,700	605	Suntory Beverage & Food, Ltd.	8,200	348
Obic Co., Ltd.	5,600	268	Suruga Bank, Ltd.	3,200	73
Odakyu Electric Railway Co., Ltd.	13,300	263	Suzuken Co., Ltd.	10,400	343
Oji Holdings Corp.	173,000	764	Suzuki Motor Corp.	11,600	447
Ono Pharmaceutical Co., Ltd.	25,000	511	Sysmex Corp.	11,100	673
Oracle Corp. Japan	4,100	229	T&D Holdings, Inc.	7,900	117
Oriental Land Co., Ltd.	4,500	246	Taiheiyo Cement Corp.	143,000	497
ORIX Corp.	106,400	1,600	Taisei Corp.	69,000	489
Osaka Gas Co., Ltd.	260,000	971	Taisho Pharmaceutical Holdings Co.,
Otsuka Holdings Co., Ltd.	25,100	1,163	Ltd.	4,700	395
Panasonic Corp.	51,400	535	Takashimaya Co., Ltd.	41,000	353
Park24 Co., Ltd.	13,200	364	Takeda Pharmaceutical Co., Ltd.	13,800	576
Pola Orbis Holdings, Inc.	3,400	322	Teijin, Ltd.	15,800	333
Rakuten, Inc.	13,800	137	Terumo Corp.	13,100	483

See accompanying notes which are an integral part of this quarterly report.

340 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
THK Co., Ltd.	3,200	79	Tenaris SA	29,382	514
Tobu Railway Co., Ltd.	26,000	132			2,354
Toho Co., Ltd.	8,400	242
Toho Gas Co., Ltd.	37,000	276	Macao - 0.0%
Tohoku Electric Power Co., Inc.	49,800	606	Sands China, Ltd.	44,800	198
Tokio Marine Holdings, Inc.	35,100	1,464
Tokyo Broadcasting System Holdings,			Netherlands - 3.5%
Inc.	16,800	288	Aalberts Industries NV	4,999	175
Tokyo Electric Power Co. Holdings, Inc.			ABN AMRO Group NV(Þ)	36,265	854
(Æ)	173,200	663	Aegon NV	174,375	945
Tokyo Electron, Ltd.	6,100	631	AerCap Holdings NV(Æ)	10,394	460
Tokyo Gas Co., Ltd.	126,000	557	Akzo Nobel NV	11,396	774
Tokyu Corp.	42,000	308	Altice NV Class A(Æ)	7,121	156
Tokyu Fudosan Holdings Corp.	14,500	85	ASM International NV	5,336	263
TonenGeneral Sekiyu KK	26,000	305	ASML Holding NV	15,172	1,850
Toppan Printing Co., Ltd.	73,000	715	Boskalis Westminster	14,498	538
Toray Industries, Inc.	47,000	406	Core Laboratories NV(Ñ)	1,868	218
Tosoh Corp.	75,000	566	Delta Lloyd NV	12,862	74
TOTO, Ltd.	8,500	342	Euronext NV(Þ)	2,365	105
Toyo Seikan Group Holdings, Ltd.	19,300	355	EXOR NV	3,150	144
Toyo Suisan Kaisha, Ltd.	5,000	178	Ferrari NV	2,143	134
Toyoda Gosei Co., Ltd.	9,300	223	Gemalto NV	1,238	72
Toyota Industries Corp.	16,700	804	HAL Trust	787	151
Toyota Motor Corp.	115,500	6,682	Heineken Holding NV	5,966	419
Toyota Tsusho Corp.	21,900	601	Heineken NV	7,360	552
Tsuruha Holdings, Inc.	3,400	319	ING Groep NV	259,662	3,727
Unicharm Corp.	11,900	267	Koninklijke Ahold Delhaize NV	110,051	2,346
USS Co., Ltd.	4,500	79	Koninklijke DSM NV	11,689	746
Welcia Holdings Co., Ltd.	1,500	82	Koninklijke KPN NV	24,285	70
West Japan Railway Co.	3,200	208	Koninklijke Philips NV	43,062	1,264
Yahoo! Japan Corp.	51,200	215	Koninklijke Vopak NV	2,273	98
Yakult Honsha Co., Ltd.	1,900	97	Mobileye NV(Æ)	1,621	70
Yamada Denki Co., Ltd.	145,600	801	NN Group NV	27,072	959
Yamaguchi Financial Group, Inc.	24,000	261	NXP Semiconductors NV(Æ)	12,767	1,249
Yamaha Corp.	13,400	408	Philips Lighting NV(Æ)(Þ)	7,170	185
Yamaha Motor Co., Ltd.	3,200	66	Randstad Holding NV	4,069	237
Yamato Holdings Co., Ltd.	9,000	181	Royal Dutch Shell PLC Class A	245,074	6,659
Yamazaki Baking Co., Ltd.	7,700	155	SBM Offshore NV	27,035	440
Yaskawa Electric Corp.	9,400	169	Wolters Kluwer NV	11,753	450
Yokogawa Electric Corp.	5,500	88			26,384

Yokohama Rubber Co., Ltd. (The)	9,800	172	New Zealand - 0.3%
		158,640	Auckland International Airport, Ltd.	85,847	431
Jersey - 0.8%			Contact Energy, Ltd.	57,852	203
Experian PLC	23,721	457	Fisher & Paykel Healthcare Corp., Ltd.	28,945	185
Glencore PLC(Æ)	788,114	3,246	Fletcher Building, Ltd.	38,918	300
Randgold Resources, Ltd.	1,023	87	Fonterra Group, Ltd.	17,144	78
Shire PLC - ADR	28,359	1,588	Meridian Energy, Ltd.	93,916	181
Wolseley PLC - ADR	11,733	726	Mighty River Power, Ltd.	40,220	91
		6,104	Ryman Healthcare, Ltd.	15,216	97
			Spark New Zealand, Ltd.	147,515	380
Luxembourg - 0.3%					1,946
Aperam SA	3,259	154
ArcelorMittal(Æ)	93,506	728	Norway - 0.8%
Eurofins Scientific SE	419	188	DNB ASA	115,743	1,936
Millicom International Cellular SA	3,580	177	Leroy Seafood Group ASA	1,316	73
RTL Group SA	2,993	229	Marine Harvest ASA	24,533	435
Samsonite International SA	56,100	176	Norsk Hydro ASA	97,908	559
SES SA	9,627	188	Orkla ASA	41,846	391
			Salmar ASA Class A	2,386	67
			Statoil ASA Class N	59,533	1,110

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 341

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Telenor ASA	37,860	601	Zardoya Otis SA	13,699	116
Yara International ASA	24,082	1,017			24,412
		6,189
			Sweden - 2.8%
Portugal - 0.3%			Alfa Laval AB	6,197	116
Banco BPI SA Class G(Æ)	221,055	270	Assa Abloy AB Class B	42,278	802
Banco Comercial Portugues SA Class			Atlas Copco AB Class A	30,095	969
R(Æ)(Ñ)	168,682	29	Atlas Copco AB Class B	9,637	280
Banco Espirito Santo SA Class C(Æ)	22,842	3	Axfood AB	18,834	310
Energias de Portugal SA	355,145	1,030	BillerudKorsnas AB	11,282	188
Galp Energia SGPS SA Class B	24,400	360	Boliden AB	19,408	568
Jeronimo Martins SGPS SA	19,354	328	Castellum AB	12,503	172
Portucel SA - ADR(Æ)	45,893	167	Electrolux AB	3,590	96
Sonae SGPS SA(Æ)	162,884	140	Elekta AB Class B	12,704	115
		2,327	Fastighets AB Balder Class B(Æ)	18,337	376
			Fingerprint Cards AB Class B(Æ)	22,255	135
Singapore - 0.9%			Getinge AB Class B	22,780	369
CapitaLand Mall Trust Class A(Æ)(ö)	53,800	74	Hennes & Mauritz AB Class B	27,565	791
CapitaLand, Ltd.	134,200	313	Hexagon AB Class B	14,917	593
DBS Group Holdings, Ltd.	100,300	1,346	Holmen AB Class B	3,835	141
Flextronics International, Ltd.(Æ)	33,113	519	Hufvudstaden AB Class A	15,438	247
Jardine Cycle & Carriage, Ltd.	3,200	94	ICA Gruppen AB	8,459	277
Oversea-Chinese Banking Corp., Ltd.	226,438	1,511	Investment AB Latour Class B	4,009	154
Singapore Airlines, Ltd.(Æ)	49,300	346	L E Lundbergforetagen AB Class B	5,236	338
Singapore Telecommunications, Ltd.	216,400	591	Melker Schorling AB	6,982	436
United Overseas Bank, Ltd.	81,900	1,217	NCC AB Class B	5,367	132
Wilmar International, Ltd.	186,100	512	NIBE Industrier AB B Shares(Æ)	23,928	198
		6,523	Nordea Bank AB	213,713	2,586
			Ratos AB Class B	49,759	269
Spain - 3.2%			Sandvik AB	36,816	498
Abertis Infraestructuras SA	21,026	301	Securitas AB Class B	35,908	572
Acciona SA	2,040	158	Skandinaviska Enskilda Banken AB
ACS Actividades de Construccion y			Class A	128,228	1,443
Servicios SA	13,489	416	Skanska AB Class B	13,505	331
Aena SA(Þ)	6,569	955	SSAB AB Class A(Æ)	53,193	219
Almirall SA	4,770	77	Svenska Cellulosa AB SCA Class B	31,952	964
Amadeus IT Group SA Class A	24,311	1,124	Svenska Cellulosa AB SCA Class A	9,228	292
Banco Bilbao Vizcaya Argentaria SA			Svenska Handelsbanken AB Class A	63,818	955
- ADR	344,377	2,346	Swedbank AB Class A	51,808	1,312
Banco de Sabadell SA - ADR	470,015	710	Swedish Match AB	6,661	217
Banco Santander SA - ADR	726,495	4,056	Tele2 AB Class B	17,548	155
Bankia SA Class A	412,010	435	Telefonaktiebolaget LM Ericsson Class B	205,374	1,217
Bankinter SA	21,779	175	Telia Co. AB	246,629	1,002
Bolsas y Mercados Espanoles SHMSF			Trelleborg AB Class B	24,296	505
SA	4,255	134	Volvo AB Class B	43,574	558
CaixaBank SA	174,260	638			20,898
Corp. Financiera Alba SA	5,491	257
Ebro Foods SA	23,266	481	Switzerland - 7.4%
Enagas SA	14,493	356	ABB, Ltd.	68,414	1,624
Endesa SA - ADR	50,425	1,039	Actelion, Ltd.(Æ)	3,662	952
Ferrovial SA	7,664	139	Alpiq Holding AG(Æ)	1,140	96
Gamesa Corp. Tecnologica SA	21,021	443	Aryzta AG(Æ)	3,155	87
Gas Natural SDG SA	47,058	908	Baloise Holding AG	3,646	469
Iberdrola SA	470,200	2,970	Barry Callebaut AG(Æ)	145	179
Industria de Diseno Textil SA	58,122	1,920	Basellandschaftliche Kantonalbank	466	431
Mapfre SA	53,583	162	Berner Kantonalbank AG	1,035	191
Obrascon Huarte Lain SA(Ñ)	61,200	208	Bucher Industries AG	1,142	310
Red Electrica Corp. SA	10,350	185	Chocoladefabriken Lindt & Spruengli
Repsol SA - ADR	128,338	1,899	AG	82	811
Tecnicas Reunidas SA	3,603	143	Cie Financiere Richemont SA	9,884	767
Telefonica SA - ADR	171,723	1,661	Coca-Cola HBC AG - ADR(Æ)	3,442	79

See accompanying notes which are an integral part of this quarterly report.

342 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Credit Suisse Group AG(Æ)	112,135	1,702	British American Tobacco PLC	76,227	4,700
Emmi AG(Æ)	119	75	British Land Co. PLC (The)(ö)	49,037	360
EMS-Chemie Holding AG	348	180	Britvic PLC	14,249	112
Galenica AG	324	355	BT Group PLC	360,328	1,380
GAM Holding AG(Æ)	11,789	120	BTG PLC(Æ)	9,764	66
Geberit AG	2,251	960	Bunzl PLC	15,968	421
Georg Fischer AG	439	361	Centrica PLC	25,172	71
Givaudan SA	328	591	Close Brothers Group PLC	10,926	200
Helvetia Holding AG	187	106	CNH Industrial NV	48,773	433
Julius Baer Group, Ltd.(Æ)	3,207	150	Coca-Cola European Partners PLC	11,491	397
Kuehne & Nagel International AG	3,558	485	Compass Group PLC	63,810	1,135
LafargeHolcim, Ltd.(Æ)	20,513	1,098	Croda International PLC	2,126	90
Lonza Group AG(Æ)	3,896	715	CYBG PLC(Æ)	92,328	314
Nestle SA	147,404	10,779	Derwent London PLC(ö)	6,978	217
Novartis AG	99,663	7,350	Diageo PLC	84,808	2,359
Partners Group Holding AG	1,184	597	Dialog Semiconductor PLC(Æ)	2,058	96
Roche Holding AG	31,624	7,456	Direct Line Insurance Group PLC	48,051	215
Schindler Holding AG	5,427	1,030	Dixons Carphone PLC	78,381	312
SFS Group AG(Æ)	2,626	231	DS Smith PLC Class F	42,774	239
SGS SA	233	494	easyJet PLC	5,810	70
Sika AG	114	598	Fiat Chrysler Automobiles NV(Æ)	116,286	1,281
Sonova Holding AG	2,438	322	GKN PLC	170,998	742
St. Galler Kantonalbank AG	360	146	GlaxoSmithKline PLC - ADR	199,487	3,853
STMicroelectronics NV	10,238	135	Great Portland Estates PLC(ö)	25,896	203
Straumann Holding AG	479	193	Greene King PLC	45,653	392
Sulzer AG	1,642	185	Halma PLC	42,689	499
Swatch Group AG (The) Class B	2,228	790	Hammerson PLC(ö)	43,405	299
Swiss Life Holding AG(Æ)	2,053	622	Hargreaves Lansdown PLC	5,831	99
Swiss Prime Site AG Class A(Æ)	4,652	387	Hiscox, Ltd.	41,127	531
Swiss Re AG	31,793	2,965	HSBC Holdings PLC	1,150,927	9,796
Swisscom AG	278	122	IG Group Holdings PLC	28,286	190
Syngenta AG	2,698	1,147	Imperial Tobacco Group PLC	30,892	1,432
TE Connectivity, Ltd.	18,411	1,369	Inchcape PLC	88,585	803
Temenos Group AG	1,027	75	Informa PLC	49,616	407
UBS Group AG(Æ)	173,721	2,814	InterContinental Hotels Group PLC	1,946	90
Zurich Insurance Group AG	11,130	3,197	Intermediate Capital Group PLC(Æ)	46,678	407
		55,898	International Consolidated Airlines
			Group SA	68,434	412
United Kingdom - 13.5%			Intertek Group PLC	9,665	414
3i Group PLC	167,581	1,479	Investec PLC	71,967	511
Aberdeen Asset Management PLC	95,104	315	ITV PLC	141,934	364
Aggreko PLC	6,013	76	J Sainsbury PLC	242,624	789
Amec Foster Wheeler PLC - GDR	16,698	94	John Wood Group PLC	39,285	416
Anglo American PLC(Æ)	36,945	633	Johnson Matthey PLC	11,512	471
Ashmore Group PLC	19,680	77	Kingfisher PLC	245,612	1,041
Ashtead Group PLC	11,269	228	Land Securities Group PLC(ö)	54,985	687
Associated British Foods PLC	12,691	381	Legal & General Group PLC	514,398	1,524
AstraZeneca PLC	38,938	2,083	Liberty Global PLC Class C(Æ)	35,072	1,232
Auto Trader Group PLC(Þ)	17,120	86	Liberty Global PLC Class A(Æ)	15,543	567
Aviva PLC	287,532	1,730	Liberty Global PLC LiLAC(Æ)	3,863	86
Babcock International Group PLC	46,196	520	Lloyds Banking Group PLC	2,810,576	2,302
BAE Systems PLC	61,394	450	London Stock Exchange Group PLC	15,092	604
Barclays PLC	787,665	2,183	Man Group PLC	176,056	296
Barratt Developments PLC	79,237	478	Marks & Spencer Group PLC	112,084	474
BBA Aviation PLC	30,028	106	Meggitt PLC	75,511	397
Bellway PLC	13,762	431	Micro Focus International PLC	14,602	395
Berkeley Group Holdings PLC	12,177	430	Mondi PLC	28,426	627
BHP Billiton PLC	109,109	1,979	National Grid PLC	114,068	1,336
Booker Group PLC	37,689	97	Next PLC	7,518	363
BP PLC	1,000,420	5,992	Old Mutual PLC	485,762	1,276

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 343

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
Pearson PLC	72,066	560	Vanguard FTSE Emerging Markets	152,878		5,785
Persimmon PLC Class A	27,267	663	Total ETF Investments in Other Funds
Petrofac, Ltd.	27,705	321
Prudential PLC	69,893	1,351	(cost $5,825)			5,995
Reckitt Benckiser Group PLC	25,291	2,172
RELX NV	16,703	282	Preferred Stocks - 0.7%
RELX PLC	47,180	847	Germany - 0.6%
Rentokil Initial PLC	133,531	384	Fuchs Petrolub SE	5,714		261
Rightmove PLC	5,287	268	Henkel AG & Co. KGaA	8,473		1,034
Rio Tinto PLC	43,390	1,911	Porsche Automobil Holding SE	21,685		1,303
Rolls-Royce Holdings PLC(Æ)	45,336	381	Sartorius AG	4,623		326
Royal Bank of Scotland Group PLC(Æ)	81,588	228	Schaeffler AG	7,093		116
Royal Dutch Shell PLC Class B	84,305	2,387	Volkswagen AG	11,253		1,746
Royal Mail PLC	108,573	563				4,786
RSA Insurance Group PLC	46,463	336
Sage Group PLC (The)	83,717	646	Japan - 0.1%
Scottish & Southern Energy PLC	25,415	477	Shinkin Central Bank Class A	232		476
Segro PLC(ö)	44,589	260
Severn Trent PLC Class H	6,338	182	Sweden - 0.0%
Shaftesbury PLC(ö)	14,484	160	Fastighets AB Balder	4,759		171
Sky PLC	28,239	356	Total Preferred Stocks
Smith & Nephew PLC	45,374	678
Smiths Group PLC	17,218	326	(cost $6,346)			5,433
Spectris PLC	9,574	292
Spirax-Sarco Engineering PLC	1,394	76	Warrants & Rights - 0.0%
Standard Chartered PLC(Æ)	139,222	1,357	Portugal - 0.0%
Standard Life PLC	88,085	384	Banco Comercial Portugues SA(Æ)(Ñ)
Steris PLC	3,328	236	2017 Rights	125,000		126
Subsea 7 SA	54,935	749	Total Warrants & Rights
Tate & Lyle PLC	32,001	270
Taylor Wimpey PLC	323,555	682	(cost $167)			126
TechnipFMC PLC(Æ)	34,076	1,117
Tesco PLC(Æ)	336,163	821	Short-Term Investments - 2.5%
Travis Perkins PLC	25,096	460	United States - 2.5%
			U.S. Cash Management Fund	19,076,181	(8)	19,080
UBM PLC	17,495	156	Total Short-Term Investments
Unilever NV	45,034	1,821
Unilever PLC	42,551	1,732	(cost $19,079)			19,080
United Utilities Group PLC	16,518	191
Vodafone Group PLC	1,019,403	2,492	Other Securities - 0.6%
			U.S. Cash Collateral Fund(×)	4,419,488	(8)	4,419
Weir Group PLC (The)	3,715	94	Total Other Securities
William Hill PLC	53,885	176
Wm Morrison Supermarkets PLC	310,006	923	(cost $4,419)			4,419
WPP PLC	82,020	1,906
		102,317	Total Investments 99.9%
			(identified cost $742,143)			756,483
United States - 0.6%
Autoliv, Inc.(Ñ)	4,347	503	Other Assets and Liabilities, Net
Carnival PLC	26,221	1,401	- 0.1%			718
IHS Markit, Ltd.(Æ)	38,741	1,529	Net Assets - 100.0%			757,201
Seagate Technology PLC	15,663	707
Sensata Technologies Holding NV(Æ)	7,515	315
Valeant Pharmaceuticals International,
Inc.(Æ)	30,029	414
		4,869

Total Common Stocks
(cost $706,307)		721,430

Investments in Other Funds - 0.8%
Platinum Asset Management, Ltd.	55,490	210

See accompanying notes which are an integral part of this quarterly report.

344 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
FTSE 100 Index Futures	64	GBP	4,509	03/17	152
MSCI EAFE Mini Index Futures	116	USD	10,025	03/17	148
S&P/TSX 60 Index Futures	33	CAD	5,989	03/17	46
SPI 200 Index Futures	36	AUD	5,000	03/17	38
Short Positions
S&P 500 E-Mini Index Futures	119	USD	13,534	03/17	(244)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					140

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,083	DKK	7,500	03/15/17	8
Bank of America	USD	1,611	EUR	1,500	03/15/17	12
Bank of America	AUD	300	USD	224	03/15/17	(3)
Bank of America	AUD	300	USD	224	03/15/17	(3)
Bank of America	CAD	100	USD	77	03/15/17	—
Bank of America	CAD	100	USD	76	03/15/17	(1)
Bank of America	CAD	200	USD	151	03/15/17	(2)
Bank of America	CHF	1,500	USD	1,501	03/15/17	(19)
Bank of America	EUR	300	USD	318	03/15/17	(7)
Bank of America	GBP	200	USD	247	03/15/17	(5)
Bank of America	HKD	1,000	USD	129	03/15/17	—
Bank of America	HKD	2,800	USD	361	03/15/17	—
Bank of Montreal	USD	980	CAD	1,300	03/15/17	19
Bank of Montreal	CAD	100	USD	75	03/15/17	(1)
BNP Paribas	EUR	300	USD	321	03/15/17	(4)
Brown Brothers Harriman	USD	76	CAD	100	03/15/17	1
Brown Brothers Harriman	USD	370	GBP	300	03/15/17	7
Brown Brothers Harriman	USD	723	HKD	5,600	03/15/17	—
Brown Brothers Harriman	CAD	100	USD	76	03/15/17	—
Brown Brothers Harriman	CHF	80	USD	80	03/15/17	(1)
Citibank	USD	1,288	AUD	1,734	03/15/17	26
Citibank	USD	1,797	AUD	2,419	03/15/17	36
Citibank	USD	298	CAD	400	03/15/17	9
Citibank	USD	1,709	CAD	2,270	03/15/17	36
Citibank	USD	1,827	CAD	2,427	03/15/17	39
Citibank	USD	1,403	EUR	1,301	03/15/17	4
Citibank	USD	1,382	GBP	1,080	03/15/17	(22)
Citibank	USD	2,772	GBP	2,167	03/15/17	(46)
Citibank	CAD	100	USD	75	03/15/17	(2)
Citibank	CAD	100	USD	76	03/15/17	(1)
Citibank	CAD	100	USD	76	03/15/17	(1)
Citibank	CAD	540	USD	408	03/15/17	(7)
Citibank	EUR	3,050	USD	3,290	03/15/17	(8)
Citibank	HKD	14,073	USD	1,816	03/15/17	1
Citibank	JPY	179,600	USD	1,585	03/15/17	(8)
Citibank	NOK	4,880	USD	582	03/15/17	(9)
Citibank	SEK	6,150	USD	677	03/15/17	(27)
Goldman Sachs	CAD	100	USD	76	03/15/17	(1)
Goldman Sachs	CAD	125	USD	94	03/15/17	(2)
Goldman Sachs	CAD	400	USD	301	03/15/17	(7)
Goldman Sachs	CAD	425	USD	321	03/15/17	(5)
HSBC	USD	1,290	AUD	1,734	03/15/17	24
HSBC	USD	1,799	AUD	2,419	03/15/17	33
HSBC	USD	1,709	CAD	2,270	03/15/17	36
HSBC	USD	1,827	CAD	2,427	03/15/17	39
HSBC	USD	1,403	EUR	1,301	03/15/17	4

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 345

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
HSBC	USD	1,382	GBP	1,080	03/15/17	(22)
HSBC	USD	2,772	GBP	2,167	03/15/17	(45)
HSBC	EUR	3,050	USD	3,290	03/15/17	(8)
HSBC	HKD	14,073	USD	1,816	03/15/17	1
HSBC	JPY	179,600	USD	1,585	03/15/17	(8)
HSBC	NOK	4,880	USD	583	03/15/17	(9)
HSBC	SEK	6,150	USD	678	03/15/17	(27)
National Australia Bank	USD	1,290	AUD	1,734	03/15/17	24
National Australia Bank	USD	1,709	CAD	2,270	03/15/17	36
National Australia Bank	USD	1,379	GBP	1,080	03/15/17	(20)
National Australia Bank	EUR	3,050	USD	3,291	03/15/17	(7)
National Australia Bank	JPY	179,600	USD	1,585	03/15/17	(8)
National Australia Bank	NOK	4,880	USD	582	03/15/17	(9)
National Australia Bank	SEK	6,150	USD	677	03/15/17	(27)
Royal Bank of Canada	USD	1,290	AUD	1,734	03/15/17	24
Royal Bank of Canada	USD	1,709	CAD	2,270	03/15/17	36
Royal Bank of Canada	USD	2,285	CHF	2,300	03/15/17	45
Royal Bank of Canada	USD	2,993	EUR	2,800	03/15/17	35
Royal Bank of Canada	USD	246	GBP	200	03/15/17	6
Royal Bank of Canada	USD	1,381	GBP	1,080	03/15/17	(22)
Royal Bank of Canada	USD	4,069	GBP	3,200	03/15/17	(40)
Royal Bank of Canada	USD	3,760	HKD	29,146	03/15/17	(2)
Royal Bank of Canada	AUD	100	USD	75	03/15/17	(1)
Royal Bank of Canada	AUD	3,400	USD	2,545	03/15/17	(31)
Royal Bank of Canada	CAD	100	USD	76	03/15/17	(1)
Royal Bank of Canada	CAD	7,400	USD	5,626	03/15/17	(64)
Royal Bank of Canada	EUR	2,601	USD	2,781	03/15/17	(32)
Royal Bank of Canada	EUR	3,050	USD	3,290	03/15/17	(8)
Royal Bank of Canada	HKD	16,300	USD	2,103	03/15/17	1
Royal Bank of Canada	JPY	179,600	USD	1,585	03/15/17	(8)
Royal Bank of Canada	NOK	4,880	USD	582	03/15/17	(9)
Royal Bank of Canada	SEK	6,150	USD	677	03/15/17	(27)
Standard Chartered	USD	1,290	AUD	1,734	03/15/17	24
Standard Chartered	USD	1,709	CAD	2,270	03/15/17	35
Standard Chartered	USD	1,382	GBP	1,080	03/15/17	(22)
Standard Chartered	CAD	80	USD	61	03/15/17	—
Standard Chartered	EUR	3,050	USD	3,290	03/15/17	(8)
Standard Chartered	JPY	179,600	USD	1,584	03/15/17	(9)
Standard Chartered	NOK	4,880	USD	582	03/15/17	(9)
Standard Chartered	SEK	6,150	USD	677	03/15/17	(27)
State Street	USD	228	CAD	300	03/15/17	2
State Street	USD	1,254	CAD	1,666	03/15/17	27
State Street	USD	1,095	CHF	1,100	03/15/17	19
State Street	USD	1,742	HKD	13,500	03/15/17	(1)
State Street	USD	2,165	NZD	3,050	03/15/17	69
State Street	USD	113	SEK	1,000	03/15/17	1
State Street	CAD	100	USD	77	03/15/17	—
UBS	USD	228	CAD	300	03/15/17	2
UBS	CAD	475	USD	359	03/15/17	(6)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						12

See accompanying notes which are an integral part of this quarterly report.

346 Select International Equity Fund

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$42,298	$—	$—	$42,298
Austria	—	4,355	—	—	4,355
Belgium	—	7,553	—	—	7,553
Canada	61,791	—	—	—	61,791
Cayman Islands	82	—	—	—	82
Denmark	—	10,641	—	—	10,641
Finland	—	8,024	—	—	8,024
France	628	63,707	—	—	64,335
Germany	—	56,723	—	—	56,723
Hong Kong	—	22,208	47	—	22,255
Ireland	1,491	3,929	—	—	5,420
Israel	656	3,580	—	—	4,236
Italy	300	14,358	—	—	14,658
Japan	—	158,640	—	—	158,640
Jersey	—	6,104	—	—	6,104
Luxembourg	—	2,354	—	—	2,354
Macao	—	198	—	—	198
Netherlands	1,997	24,387	—	—	26,384
New Zealand	—	1,946	—	—	1,946
Norway	—	6,189	—	—	6,189
Portugal	—	2,324	3	—	2,327
Singapore	519	6,004	—	—	6,523
Spain	—	24,412	—	—	24,412
Sweden	—	20,898	—	—	20,898
Switzerland	1,369	54,529	—	—	55,898
United Kingdom	3,635	98,682	—	—	102,317
United States	3,468	1,401	—	—	4,869
Investments in Other Funds	5,785	210	—	—	5,995
Preferred Stocks	—	5,433	—	—	5,433
Warrants & Rights	—	126	—	—	126
Short-Term Investments	—	—	—	19,080	19,080
Other Securities	—	—	—	4,419	4,419
Total Investments	81,721	651,213	50	23,499	756,483

Other Financial Instruments
Assets
Futures Contracts	384	—	—	—	384
Foreign Currency Exchange Contracts	—	721	—	—	721
Liabilities
Futures Contracts	(244)	—	—	—	(244)
Foreign Currency Exchange Contracts	—	(709)	—	—	(709)
Total Other Financial Instruments*	$140	$12	$—	$—	$152

See accompanying notes which are an integral part of this quarterly report.

Select International Equity Fund 347

Russell Investment Company
Select International Equity Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended January
31, 2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Sector Exposure	$
Consumer Discretionary	96,617
Consumer Staples	52,047
Energy	46,738
Financial Services	211,939
Health Care	63,729
Materials and Processing	75,347
Producer Durables	97,775
Technology	37,005
Utilities	51,661
Warrants and Rights	126
Short-Term Investments	19,080
Other Securities	4,419
Total Investments	756,483

See accompanying notes which are an integral part of this quarterly report.

348 Select International Equity Fund

Russell Investment Company
Russell Funds

Notes to Schedules of Investments — January 31, 2017 (Unaudited)

Footnotes:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates market value.
(~ ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional Amount.
(8) Unrounded units.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end. 1.000% Rate is used as a placeholder.

Abbreviations:
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offer Rate
JIBOR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate

Notes to Schedules of Investments 349

Russell Investment Company
Russell Funds

Notes to Schedules of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD - Hong Kong dollar	PKR - Pakistani rupee
AUD - Australian dollar	HUF - Hungarian forint	PLN - Polish zloty
BRL - Brazilian real	IDR - Indonesian rupiah	RON - Romanian New Leu
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNY - Chinese offshore spot	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	UYU – Uruguayan peso
DOP - Dominican peso	NOK - Norwegian krone	VEB - Venezuelan bolivar
EGP - Egyptian pound	NGN – Nigerian naira	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol
GHS - Ghana cedi	PHP - Philippine peso

350 Notes to Schedules of Investments

Russell Investment Company
Russell Funds

Notes to Quarterly Report — January 31, 2017 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 42 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 27 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds, except the Unconstrained Total Return Fund, is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly report.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’
financial statements and related disclosures.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Quarterly Report 351

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments.
The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party

352 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

The Russell U.S. Core Equity, Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Russell U.S. Strategic Equity, Russell
U.S. Large Cap Equity, Russell U.S. Mid Cap Equity, Russell U.S. Small Cap Equity, Russell International Developed Markets,
Russell Global Equity, Russell Emerging Markets, Russell Tax-Managed U.S. Large Cap, Russell Tax-Managed U.S. Mid &
Small Cap, Russell Tax-Managed International Equity, Russell Tax Exempt High Yield Bond, Russell Tax Exempt Bond, Russell
Commodity Strategies, Russell Global Infrastructure, Russell Global Real Estate Securities, Russell Strategic Call Overwriting,
Select U.S. Equity and Select International Funds had no transfers between Levels 1, 2 and 3 for the period ended January 31,
2017.

The Russell Global Opportunistic Credit, Russell Strategic Bond and Russell Investment Grade Bond Funds had transfers out of
Level 3 into Level 2 generally representing financial instruments for which pricing had been determined using unobservable inputs which became observable. The amounts transferred were as follows:

Russell Global Opportunistic Credit Fund	$3,062,325
Russell Strategic Bond Fund	86,248
Russell Investment Grade Bond Fund	1,058,769

The Russell Global Opportunistic Credit, Unconstrained Total Return, Russell Strategic Bond, Russell Short Duration Bond and
Russell Multi-Strategy Income Funds had transfers out of Level 2 into Level 3 generally representing financial instruments for which third party pricing was unavailable due to inputs becoming unobservable. The amounts transferred were as follows:

Russell Global Opportunistic Credit Fund	$15,798
Unconstrained Total Return Fund	413,446
Russell Strategic Bond Fund	10,801,964
Russell Short Duration Bond Fund	197,766
Russell Multi-Strategy Income Fund	2,648

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

Notes to Quarterly Report 353

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

354 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended January 31, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Notes to Quarterly Report 355

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Emerging Markets Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Tax-Managed International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash to markets and trade settlement
Russell Multi-Strategy Income Fund	Return enhancement, hedging, and exposing cash to markets
Select International Equity Fund	Return enhancement, hedging, exposing cash to markets, and trade settlement

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

As of January 31, 2017, the Russell Strategic Call Overwriting Fund pledged securities valued at $38,759,759 as collateral in connection with options.

For the period ended January 31, 2017, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell Global Equity Fund	Return enhancement and hedging
Russell Global Opportunistic Credit Fund	Return enhancement and hedging
Unconstrained Total Return Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging

356 Notes to Quarterly Report

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Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Funds	Strategies
Russell Multi-Strategy Income Fund	Return enhancement and hedging
Russell Strategic Call Overwriting Fund	Return enhancement and hedging

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

As of January 31, 2017, the Funds have cash collateral balances in connection with options contracts purchased/sold as follows:

	Cash Collateral for Options	Due to Broker
Russell U.S. Defensive Equity Fund	$5,920,337	$1,500,000

Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency, index futures contracts) and commodity futures contracts (Russell Commodity Strategies Fund only). The face or contract value of these instruments reflect the extent of the Funds’
exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates.
Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash to markets
Russell U.S. Defensive Equity Fund	Exposing cash to markets
Russell U.S. Dynamic Equity Fund	Exposing cash to markets
Russell U.S. Strategic Equity Fund	Exposing cash to markets
Russell U.S. Large Cap Equity Fund	Exposing cash to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash to markets
Russell U.S. Small Cap Equity Fund	Exposing cash to markets
Russell International Developed Markets Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Emerging Markets Fund	Return enhancement, hedging and exposing cash to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash to markets
Russell Tax-Managed International Equity Fund	Return enhancement, hedging and exposing cash to markets
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Short Duration Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash to markets
Russell Global Real Estate Securities Fund	Exposing cash to markets
Russell Multi-Strategy Income Fund	Return enhancement, hedging and exposing cash to markets
Russell Strategic Call Overwriting Fund	Hedging and exposing cash to markets
Select U.S. Equity Fund	Exposing cash to markets
Select International Equity Fund	Return enhancement, hedging and exposing cash to markets

The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly activity of futures contracts measured by notional in USD.

As of January 31, 2017, the Funds have cash collateral balances in connection with future contracts purchased/sold as follows:

	Cash Collateral for Futures	Due to Broker
Russell U.S. Defensive Equity Fund	$583,000	$—
Russell U.S. Dynamic Equity Fund	$1,005,400	$—

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Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

	Cash Collateral for Futures	Due to Broker
Russell U.S. Large Cap Equity Fund	$1,319,000	$400,000
Russell U.S. Mid Cap Equity Fund	$542,000	$—
Russell U.S. Small Cap Equity Fund	$600,000	$—
Russell International Developed Markets Fund	$600,000	$—
Russell Global Equity Fund	$400,000	$—
Russell Emerging Markets Fund	$493,650	$—
Russell Tax-Managed U.S. Mid & Small Cap Fund	$1,145,000	$—
Russell Tax-Managed International Equity Fund	$8,600,000	$—
Russell Global Opportunistic Credit Fund	$12,202,786	$—
Unconstrained Total Return Fund	$2,500,000	$—
Russell Strategic Bond Fund	$19,700,000	$—
Russell Investment Grade Bond Fund	$4,694,358	$—
Russell Short Duration Bond Fund	$2,549,000	$—
Russell Global Infrastructure Fund	$3,091,000	$—
Russell Global Real Estate Securities Fund	$1,700,000	$—
Russell Multi-Strategy Income Fund	$7,700,000	$—
Russell Strategic Call Overwriting Fund	$1,450,000	$—
Select U.S. Equity Fund	$5,600,000	$—
Select International Equity Fund	$2,100,000	$—

Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Russell Commodity Strategies Fund only), total return (equity and/or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies.
Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of January 31, 2017, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:

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Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

	Cash Collateral for Swaps	Due to Broker
Russell International Developed Markets Fund	$2,480,000	$—
Russell Global Equity Fund	$1,070,000	$—
Russell Emerging Markets Fund	$2,600,000	$2,000,000
Russell Global Opportunistic Credit Fund	$11,600,000	$160,000
Unconstrained Total Return Fund	$138,876	$—
Russell Strategic Bond Fund	$5,203,003	$2,120,000
Russell Investment Grade Bond Fund	$90,000	$—
Russell Tax Exempt High Yield Bond Fund	$308,884	$—
Russell Commodity Strategies Fund	$36,477,290	$1,010,000
Russell Multi-Strategy Income Fund	$2,640,000	$780,000
Russell Strategic Call Overwriting Fund	$9,600,000	$—

Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging
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markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended January 31, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement, hedging and exposing cash to markets
Russell Multi-Strategy Income Fund	Return enhancement and hedging

The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The

360 Notes to Quarterly Report

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Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended January 31, 2017, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Unconstrained Total Return Fund	Return enhancement and hedging
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Tax Exempt High Yield Bond Fund	Return enhancement and hedging

The Funds' period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Return enhancement, hedging, and exposing cash to markets
Unconstrained Total Return Fund	Hedging
Russell Strategic Bond Fund	Exposing cash to markets
Russell Commodity Strategies Fund	Return enhancement

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended January 31, 2017, there were no currency swaps.

Commodity-Linked Instruments
The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.

The Russell Commodity Strategies Fund may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and

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those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of January 31, 2017, there were no unfunded loan commitments held by the Funds.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes
The Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales
The Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity and Russell U.S. Strategic Equity Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Funds will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Funds must

362 Notes to Quarterly Report

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Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

return the borrowed security. The Funds will realize a gain if the security declines in price between those dates. Short sales expose the Funds to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Funds’ potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Funds make a short sale, the Funds may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the
Funds are required to pledge assets in a segregated account maintained by the Funds’ custodian for the benefit of the broker. The
Funds also may use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as
amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange
Commission (e.g., taking an offsetting long position in the security sold short). As of January 31, 2017, the Russell U.S. Defensive
Equity Fund held $63,099,498, the Russell U.S. Dynamic Equity Fund held $22,839,008, and the Russell U.S. Strategic Equity
Fund held $49,479,988 as collateral for short sales.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and

Notes to Quarterly Report 363

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured

364 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of January 31, 2017, the Funds had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation,
Notes to Quarterly Report 365

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

3. Investment in Cayman Commodity Strategies Fund Ltd.
The Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”) is a Cayman Island exempted company and wholly owned subsidiary of the Russell Commodity Strategies Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of January 31, 2017, net assets of the Russell
Commodity Strategies Fund were $734,699,757 of which $140,083,736, or approximately 19%, represents the Fund’s ownership of the shares of the Subsidiary.

The Russell Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The financial statements for the Russell Commodity Strategies
Fund have been consolidated and include the accounts of both the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

4. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The cash collateral cannot be resold, repledged or rehypothecated. As of January 31, 2017, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.

366 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

5. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of January 31, 2017, the Funds had invested $2,637,013,926 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the
Investment Company’s securities lending program in the amount of $291,671,465 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.

6. Federal Income Taxes
At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core	Russell U.S. Defensive	Russell U.S. Dynamic
	Equity Fund	Equity Fund	Equity Fund
Cost of Investments	$576,603,259	$606,108,489	$261,034,086
Unrealized Appreciation	$119,019,079	$69,871,274	$54,117,610
Unrealized Depreciation	(10,718,165)	(14,114,352)	(4,536,583)
Net Unrealized Appreciation (Depreciation)	$108,300,914	$55,756,922	$49,581,027
	Russell U.S. Strategic	Russell U.S. Large	Russell U.S. Mid Cap
	Equity Fund	Cap Equity Fund	Equity Fund
Cost of Investments	$2,644,701,272	$317,108,885	$148,556,433
Unrealized Appreciation	$434,034,210	$56,619,554	$17,711,132
Unrealized Depreciation	(48,079,937)	(3,972,483)	(2,454,760)
Net Unrealized Appreciation (Depreciation)	$385,954,273	$52,647,071	$15,256,372
		Russell International
	Russell U.S. Small	Developed Markets	Russell Global Equity
	Cap Equity Fund	Fund	Fund
Cost of Investments	$1,680,313,096	$2,513,129,600	$2,041,299,087
Unrealized Appreciation	$313,551,685	$63,001,428	$498,555,688
Unrealized Depreciation	(34,301,859)	(45,334,738)	(51,284,605)
Net Unrealized Appreciation (Depreciation)	$279,249,826	$17,666,690	$447,271,083
		Russell Tax-Managed
	Russell Emerging	Russell Tax-Managed	U.S. Mid & Small Cap
	Markets Fund	U.S. Large Cap Fund	Fund
Cost of Investments	$2,118,098,825	$1,526,471,497	$346,077,423
Unrealized Appreciation	$273,684,562	$502,926,845	$137,021,749
Unrealized Depreciation	(97,842,699)	(11,045,645)	(3,216,793)
Net Unrealized Appreciation (Depreciation)	$175,841,863	$491,881,200	$133,804,956

Notes to Quarterly Report 367

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

	Russell Tax-Managed		Russell Global
	International Equity		Opportunistic Credit		Unconstrained Total
	Fund		Fund		Return Fund
Cost of Investments	$619,541,803		$1,969,277,872		$488,272,120
Unrealized Appreciation	$81,289,805		$68,786,899		$673,579
Unrealized Depreciation		(12,173,839)	(93,376,669)		(738,751)
Net Unrealized Appreciation (Depreciation)	$69,115,966		$(24,589,770	) $	(65,172)
	Russell Strategic Bond		Russell Investment		Russell Short Duration
	Fund		Grade Bond Fund		Bond Fund
Cost of Investments	$5,261,324,094		$996,905,394		$855,271,417
Unrealized Appreciation	$99,821,027		$10,482,762		$2,242,100
Unrealized Depreciation	(149,506,950)		(23,039,459)		(5,469,190)
Net Unrealized Appreciation (Depreciation)	$(49,685,923	) $	(12,556,697	) $	(3,227,090)
	Russell Tax Exempt		Russell Tax Exempt		Russell Commodity
	High Yield Bond Fund		Bond Fund		Strategies Fund
Cost of Investments	$331,525,894		$1,466,702,400		$700,053,461
Unrealized Appreciation	$5,646,132		$32,143,633		$1,461,210
Unrealized Depreciation		(7,049,954)	(19,181,664)		—
Net Unrealized Appreciation (Depreciation)	$(1,403,822	) $	12,961,969		$1,461,210
	Russell Global		Russell Global Real		Russell Multi-Strategy
	Infrastructure Fund		Estate Securities Fund		Income Fund
Cost of Investments	$954,443,710		$1,070,262,506		$865,457,931
Unrealized Appreciation	$122,068,647		$103,734,717		$17,688,252
Unrealized Depreciation		(19,485,707)	(15,635,076)		(13,381,420)
Net Unrealized Appreciation (Depreciation)	$102,582,940		$88,099,641		$4,306,832
	Russell Strategic Call		Select U.S. Equity		Select International
	Overwriting Fund		Fund		Equity Fund
Cost of Investments	$58,726,364		$779,619,017		$751,820,098
Unrealized Appreciation	$32,310,767		$84,701,485		$19,516,570
Unrealized Depreciation		(1,207,890)	(23,301,973)		(14,853,376)
Net Unrealized Appreciation (Depreciation)	$31,102,877		$61,399,512		$4,663,194

7. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.

8. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten Funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund (liquidated in 2016), Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund.
The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section
36(b) of the Investment Company Act, as amended, for the Funds' alleged payment of excessive investment management fees to
RIM. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of
368 Notes to Quarterly Report

Russell Investment Company
Russell Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Massachusetts. This second suit involved the same ten Funds, and the allegations were similar, although the second suit added a claim alleging that RIFUS charged the funds excessive administrative fees under Section 36(b). The plaintiff sought on behalf of the
Funds recovery of the amount of the allegedly excessive compensation or payments received from these ten Funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. On November
15, 2016, the Court granted RIM and RIFUS’s motion for summary judgment with respect to the Russell Multi-Strategy Alternative
Fund and granted the motion in part with respect to the other nine RIC Funds. At January 31, 2017, a trial with respect to the plaintiff’s claims on behalf of the remaining nine RIC Funds was scheduled to commence in March 2017. Subsequent to January
31, 2017, the plaintiff voluntarily dismissed with prejudice all claims against RIM and RIFUS.

The Russell Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated
Multidistrict Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action
Trust, etc., v. JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the Fund’s security interests not being properly perfected. The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

9. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

Effective March 1, 2017, the Funds below removed “Russell” from their names.

Funds
U.S. Core Equity Fund
U.S. Defensive Equity Fund
U.S. Dynamic Equity Fund
U.S. Strategic Equity Fund
U.S. Large Cap Equity Fund
U.S. Mid Cap Equity Fund
U.S. Small Cap Equity Fund
International Developed Markets Fund
Global Equity Fund
Emerging Markets Fund
Tax-Managed U.S. Large Cap Fund
Tax-Managed U.S. Mid & Small Cap Fund
Tax-Managed International Equity Fund
Global Opportunistic Credit Fund
Strategic Bond Fund
Investment Grade Bond Fund
Short Duration Bond Fund
Tax-Exempt High Yield Bond Fund*
Tax-Exempt Bond Fund**
Commodity Strategies Fund
Global Infrastructure Fund
Global Real Estate Securities Fund
Multi-Strategy Income Fund
Strategic Call Overwriting Fund

*Prior to March 1, 2017, the Fund’s name was Russell Tax Exempt High Yield Bond Fund.

**Prior to March 1, 2017, the Fund’s name was Russell Tax Exempt Bond Fund.

On February 1, 2017, the following dividends payable was declared from net investment income. Dividends will be payable on
February 3, 2017, to shareholders of record effective with the opening of business on February 2, 2017.

On March 1, 2017, the following dividends payable was declared from net investment income. Dividends will be payable on March
3, 2017, to shareholders of record effective with the opening of business on March 2, 2017.

On March 7, 2017, Russell Investments opened the Multi-Asset Growth Strategy Fund.

Notes to Quarterly Report 369

Russell Investment Company
Russell Funds

Shareholder Requests for Additional Information — January 31, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at
https://russellinvestments.com; (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy (formerly, the
Public Reference room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure
Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI
and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June
30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at https://russellinvestments.com; and
(iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

370 Shareholder Requests for Additional Information

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Russell Investments

2017 QUARTERLY REPORT

LifePoints® Funds

JANUARY 31, 2017

FUND	SHARE CLASS
Conservative Strategy Fund	A, C, E, R1, R4, R5, S
Moderate Strategy Fund	A, C, E, R1, R4, R5, S
Balanced Strategy Fund	A, C, E, R1, R4, R5, S
Growth Strategy Fund	A, C, E, R1, R4, R5, S
Equity Growth Strategy Fund	A, C, E, R1, R4, R5, S
2020 Strategy Fund	A, E, R1, R4, R5, S
2025 Strategy Fund	R1, R4, R5
2030 Strategy Fund	A, E, R1, R4, R5, S
2035 Strategy Fund	R1, R4, R5
2040 Strategy Fund	A, E, R1, R4, R5, S
2045 Strategy Fund	R1, R4, R5
2050 Strategy Fund	R1, R4, R5
2055 Strategy Fund	R1, R4, R5
In Retirement Fund	A, R1, R4, R5

Russell Investment
Company

Russell Investment Company is a
series investment company with
42 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 14 of
these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

January 31, 2017 (Unaudited)

Table of Contents

Russell Investment Company – Lifepoints® Funds.

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC., member FINRA, part of
Russell Investments.

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
			Fair
			Value
	Shares		$
Investments in Affiliated Mutual Funds - 98.5%
Alternative - 5.7%
Russell Commodity Strategies Fund Class Y	1,818,111		10,400
Russell Global Infrastructure Fund Class Y	746,409		8,173
Russell Global Real Estate Securities Fund Class Y	18,006		596
			19,169

Domestic Equities - 3.4%
Russell U.S. Defensive Equity Fund Class Y	6,159		299
Russell U.S. Dynamic Equity Fund Class Y	400,601		4,238
Select U.S. Equity Fund Class Y	576,895		6,808
			11,345

Fixed Income - 56.5%
Russell Global Opportunistic Credit Fund Class Y	1,052,061		10,037
Russell Investment Grade Bond Fund Class Y	1,400,249		29,405
Russell Short Duration Bond Fund Class Y	4,083,556		78,159
Russell Strategic Bond Fund Class Y	5,361,719		56,030
Unconstrained Total Return Fund Class Y	1,696,736		16,883
			190,514

International Equities - 3.9%
Russell Emerging Markets Fund Class Y	393,444		6,645
Select International Equity Fund Class Y	755,909		6,644
			13,289

Specialty - 29.0%
Russell Multi-Strategy Income Fund Class Y	9,989,307		97,895

Total Investments in Affiliated Mutual Funds
(cost $325,522)			332,212

Short-Term Investments - 1.2%
U.S. Cash Management Fund	4,190,921	(8)	4,192
Total Short-Term Investments
(cost $4,191)			4,192

Total Investments 99.7%
(identified cost $329,713)			336,404

Other Assets and Liabilities, Net - 0.3%			1,029
Net Assets - 100.0%			337,433

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 3

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	8	EUR	760	02/17	(21)
CAC40 Euro Index Futures	42	EUR	1,994	02/17	(59)
DAX Index Futures	7	EUR	2,024	03/17	(44)
EURO STOXX 50 Index Futures	39	EUR	1,261	03/17	(37)
FTSE/MIB Index Futures	5	EUR	464	03/17	(29)
IBEX 35 Index Futures	7	EUR	654	02/17	(15)
MSCI Emerging Markets Mini Index Futures	17	USD	778	03/17	(3)
OMXS30 Index Futures	31	SEK	4,767	02/17	(1)
S&P 500 E-Mini Index Futures	14	USD	1,592	03/17	14
Short Positions
FTSE 100 Index Futures	7	GBP	493	03/17	(20)
Hang Seng Index Futures	1	HKD	1,167	02/17	(3)
MSCI Singapore IX ETS Index Futures	2	SGD	67	02/17	—
Russell 1000 Mini Index Futures	8	USD	505	03/17	3
Russell 2000 Mini Index Futures	10	USD	680	03/17	14
S&P 500 E-Mini Index Futures	76	USD	8,643	03/17	40
S&P Mid 400 E-Mini Index Futures	5	USD	843	03/17	10
S&P/TSX 60 Index Futures	13	CAD	2,359	03/17	33
SPI 200 Index Futures	3	AUD	417	03/17	(3)
TOPIX Index Futures	6	JPY	91,020	03/17	(22)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(143)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	USD	4	AUD	6	02/07/17	—
State Street	USD	661	AUD	873	02/07/17	1
State Street	USD	14	CAD	19	02/07/17	—
State Street	USD	883	CAD	1,155	02/07/17	4
State Street	USD	768	CHF	761	02/07/17	1
State Street	USD	2,910	EUR	2,705	02/07/17	10
State Street	USD	10	GBP	8	02/07/17	—
State Street	USD	1,534	GBP	1,229	02/07/17	12
State Street	USD	32	HKD	248	02/07/17	—
State Street	USD	286	HKD	2,219	02/07/17	—
State Street	USD	45	JPY	5,266	02/07/17	2
State Street	USD	1,963	JPY	222,270	02/07/17	6
State Street	USD	4	SEK	33	02/07/17	—
State Street	USD	324	SEK	2,849	02/07/17	1
State Street	USD	4	SGD	6	02/07/17	—
State Street	USD	105	SGD	149	02/07/17	—
State Street	AUD	879	USD	632	02/07/17	(34)
State Street	AUD	873	USD	661	03/07/17	(1)
State Street	AUD	390	USD	290	03/15/17	(6)
State Street	CAD	1,174	USD	867	02/07/17	(35)
State Street	CAD	1,155	USD	884	03/07/17	(4)
State Street	CHF	761	USD	745	02/07/17	(25)
State Street	CHF	761	USD	769	03/07/17	(2)
State Street	EUR	63	USD	66	02/07/17	(3)
State Street	EUR	2,642	USD	2,767	02/07/17	(85)
State Street	EUR	2,705	USD	2,913	03/07/17	(11)
State Street	EUR	1,430	USD	1,542	03/15/17	(5)
State Street	GBP	1,237	USD	1,516	02/07/17	(39)
State Street	GBP	1,229	USD	1,535	03/07/17	(12)
State Street	GBP	490	USD	627	03/15/17	10
State Street	HKD	2,467	USD	318	02/07/17	—
State Street	HKD	2,219	USD	286	03/07/17	—

See accompanying notes which are an integral part of this quarterly report.

4 Conservative Strategy Fund

Russell Investment Company
Conservative Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	HKD	1,160	USD	150	03/15/17	—
State Street	JPY	227,536	USD	1,951	02/07/17	(64)
State Street	JPY	222,270	USD	1,965	03/07/17	(6)
State Street	JPY	82,010	USD	723	03/15/17	(4)
State Street	SEK	2,882	USD	316	02/07/17	(13)
State Street	SEK	2,849	USD	325	03/07/17	(2)
State Street	SEK	850	USD	94	03/15/17	(4)
State Street	SGD	155	USD	107	02/07/17	(3)
State Street	SGD	149	USD	105	03/07/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(311)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$332,212	$—	$—	$—	$332,212
Short-Term Investments	—	—	—	4,192	4,192
Total Investments	332,212	—	—	4,192	336,404

Other Financial Instruments
Assets
Futures Contracts	114	—	—	—	114
Foreign Currency Exchange Contracts	35	12	—	—	47
Liabilities
Futures Contracts	(257)	—	—	—	(257)
Foreign Currency Exchange Contracts	—	(358)	—	—	(358)
Total Other Financial Instruments*	$(108)	$(346)	$—	$—	$(454)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund 5

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Mutual Funds - 98.4%
Alternative - 7.6%
Russell Commodity Strategies Fund Class Y		2,867,098		16,401
Russell Global Infrastructure Fund Class Y		1,462,226		16,011
Russell Global Real Estate Securities Fund Class Y		279,054		9,239
				41,651

Domestic Equities - 5.9%
Russell U.S. Defensive Equity Fund Class Y		6,690		325
Russell U.S. Dynamic Equity Fund Class Y		123,428		1,306
Russell U.S. Small Cap Equity Fund Class Y		700,267		21,967
Select U.S. Equity Fund Class Y		743,127		8,769
				32,367

Fixed Income - 56.0%
Russell Global Opportunistic Credit Fund Class Y		9,524,739		90,866
Russell Investment Grade Bond Fund Class Y		3,202,371		67,250
Russell Strategic Bond Fund Class Y	11,627,598			121,508
Unconstrained Total Return Fund Class Y		2,777,205		27,633
				307,257

International Equities - 18.9%
Russell Emerging Markets Fund Class Y		2,087,483		35,258
Russell Global Equity Fund Class Y		3,495,009		35,754
Select International Equity Fund Class Y		3,695,903		32,487
				103,499

Specialty - 10.0%
Russell Multi-Strategy Income Fund Class Y		5,622,542		55,101

Total Investments in Affiliated Mutual Funds
(cost $521,851)				539,875

Options Purchased - 0.1%
(Number of Contracts)
iShares MSCI Emerging Markets Index
Mar 2017 36.60 Call (215,224)	USD	7,877	(ÿ)	301
S&P 500 Index
Mar 2017 2,279.87 Call (8,107)	USD	18,483	(ÿ)	235
Total Options Purchased
(cost $600)				536

Short-Term Investments - 0.6%
U.S. Cash Management Fund		3,126,823	(8)	3,127
Total Short-Term Investments
(cost $3,127)				3,127

Total Investments 99.1%
(identified cost $525,578)				543,538

Other Assets and Liabilities, Net - 0.9%				5,170
Net Assets - 100.0%				548,708

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	22	EUR	2,090	02/17	(22)
CAC40 Euro Index Futures	128	EUR	6,077	02/17	(144)
DAX Index Futures	19	EUR	5,493	03/17	167
EURO STOXX 50 Index Futures	119	EUR	3,848	03/17	46
FTSE/MIB Index Futures	14	EUR	1,300	03/17	(5)
IBEX 35 Index Futures	22	EUR	2,055	02/17	(9)
OMXS30 Index Futures	90	SEK	13,840	02/17	36
S&P 500 E-Mini Index Futures	88	USD	10,008	03/17	85
S&P Mid 400 E-Mini Index Futures	4	USD	674	03/17	(2)
Short Positions
FTSE 100 Index Futures	20	GBP	1,409	03/17	(41)
Hang Seng Index Futures	3	HKD	3,500	02/17	(8)
MSCI Emerging Markets Mini Index Futures	276	USD	12,628	03/17	(503)
MSCI Singapore Index Futures	3	SGD	101	02/17	—
Russell 1000 Mini Index Futures	20	USD	1,263	03/17	(8)
Russell 2000 Mini Index Futures	14	USD	952	03/17	19
S&P 500 E-Mini Index Futures	193	USD	21,949	03/17	(216)
S&P Mid 400 E-Mini Index Futures	10	USD	1,686	03/17	(7)
S&P/TSX 60 Index Futures	42	CAD	7,622	03/17	(65)
SPI 200 Index Futures	46	AUD	6,388	03/17	(45)
TOPIX Index Futures	48	JPY	728,160	03/17	(130)
United States 2 Year Treasury Note Futures	31	USD	6,721	03/17	(1)
United States 5 Year Treasury Note Futures	108	USD	12,729	03/17	16
United States 10 Year Treasury Note Futures	70	USD	8,713	03/17	31
United States Long Bond Futures	4	USD	603	03/17	2
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(804)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI Emerging Markets Index	Put	215,224	32.62	USD	7,021	03/17/17	(21)
S&P 500 Index	Put	8,107	2,031.57	USD	16,470	03/17/17	(27)
Total Liability for Options Written (premiums received $232)							(48)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	—	$—
Opened	240,479	391
Closed	(11,432)	(145)
Expired	(5,716)	(14)
Outstanding January 31, 2017	223,331	$232

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	967	RUB	62,970	03/15/17	72
Bank of America	AUD	420	USD	303	03/15/17	(15)
Bank of America	CAD	540	USD	403	03/15/17	(12)
Bank of America	CNY	131,410	USD	18,900	03/15/17	(157)
Bank of America	EUR	1,870	USD	1,957	03/15/17	(65)
Bank of America	GBP	560	USD	693	03/15/17	(12)

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 7

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	HKD	1,080	USD	139	03/15/17	—
Bank of America	JPY	123,730	USD	1,056	03/15/17	(41)
Bank of America	TWD	62,000	USD	1,940	03/15/17	(54)
Bank of America	TWD	63,440	USD	2,004	03/15/17	(36)
Citibank	USD	1,169	EUR	1,083	03/15/17	3
Citibank	USD	478	GBP	373	03/15/17	(8)
Citibank	USD	460	MXN	9,493	03/15/17	(7)
Citibank	USD	684	ZAR	9,507	03/15/17	16
Citibank	AUD	779	USD	561	02/07/17	(30)
Citibank	AUD	3,883	USD	2,884	03/15/17	(57)
Citibank	CAD	1,041	USD	769	02/07/17	(31)
Citibank	CAD	460	USD	346	03/15/17	(7)
Citibank	CHF	675	USD	660	02/07/17	(22)
Citibank	EUR	2,340	USD	2,451	02/07/17	(74)
Citibank	GBP	1,096	USD	1,342	02/07/17	(36)
Citibank	HKD	2,186	USD	282	02/07/17	—
Citibank	HKD	777	USD	100	03/15/17	—
Citibank	JPY	201,560	USD	1,729	02/07/17	(56)
Citibank	JPY	56,900	USD	502	03/15/17	(3)
Citibank	SEK	2,553	USD	280	02/07/17	(12)
Citibank	SEK	427	USD	47	03/15/17	(2)
Citibank	SGD	138	USD	95	02/07/17	(3)
Commonwealth Bank of Australia	USD	584	AUD	771	02/07/17	1
Commonwealth Bank of Australia	USD	779	CAD	1,019	02/07/17	4
Commonwealth Bank of Australia	USD	677	CHF	672	02/07/17	1
Commonwealth Bank of Australia	USD	2,567	EUR	2,386	02/07/17	9
Commonwealth Bank of Australia	USD	1,354	GBP	1,085	02/07/17	11
Commonwealth Bank of Australia	USD	252	HKD	1,958	02/07/17	—
Commonwealth Bank of Australia	USD	1,732	JPY	196,078	02/07/17	4
Commonwealth Bank of Australia	USD	286	SEK	2,514	02/07/17	1
Commonwealth Bank of Australia	USD	93	SGD	131	02/07/17	—
Commonwealth Bank of Australia	AUD	771	USD	583	03/07/17	(1)
Commonwealth Bank of Australia	CAD	1,019	USD	779	03/07/17	(4)
Commonwealth Bank of Australia	CHF	672	USD	678	03/07/17	(1)
Commonwealth Bank of Australia	EUR	2,386	USD	2,570	03/07/17	(9)
Commonwealth Bank of Australia	GBP	1,085	USD	1,355	03/07/17	(11)
Commonwealth Bank of Australia	HKD	1,958	USD	252	03/07/17	—
Commonwealth Bank of Australia	JPY	196,078	USD	1,734	03/07/17	(5)
Commonwealth Bank of Australia	SEK	2,514	USD	287	03/07/17	(1)
Commonwealth Bank of Australia	SGD	131	USD	93	03/07/17	—
National Australia Bank	USD	1,169	EUR	1,083	03/15/17	2
National Australia Bank	USD	477	GBP	373	03/15/17	(7)
National Australia Bank	USD	460	MXN	9,493	03/15/17	(7)
National Australia Bank	USD	682	ZAR	9,507	03/15/17	18
National Australia Bank	AUD	3,883	USD	2,888	03/15/17	(53)
National Australia Bank	CAD	460	USD	346	03/15/17	(7)
National Australia Bank	HKD	777	USD	100	03/15/17	—
National Australia Bank	JPY	56,900	USD	502	03/15/17	(3)
National Australia Bank	SEK	427	USD	47	03/15/17	(2)
Standard Chartered	USD	1,456	INR	100,040	03/15/17	19
Standard Chartered	KRW	4,856,000	USD	4,159	03/15/17	(58)
State Street	USD	12	AUD	17	02/07/17	1
State Street	USD	33	CAD	44	02/07/17	1
State Street	USD	6	CHF	6	02/07/17	—
State Street	USD	27	GBP	22	02/07/17	1
State Street	USD	59	HKD	456	02/07/17	—
State Street	USD	93	JPY	10,963	02/07/17	4
State Street	USD	9	SEK	78	02/07/17	—
State Street	USD	9	SGD	13	02/07/17	—
State Street	AUD	779	USD	560	02/07/17	(30)
State Street	CAD	1,041	USD	769	02/07/17	(31)
State Street	CHF	675	USD	660	02/07/17	(22)
State Street	EUR	92	USD	96	02/07/17	(4)

See accompanying notes which are an integral part of this quarterly report.

8 Moderate Strategy Fund

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	EUR	2,340	USD	2,451	02/07/17	(75)
State Street	GBP	1,096	USD	1,343	02/07/17	(36)
State Street	HKD	2,186	USD	282	02/07/17	—
State Street	JPY	201,560	USD	1,728	02/07/17	(57)
State Street	SEK	2,553	USD	280	02/07/17	(12)
State Street	SGD	138	USD	95	02/07/17	(3)
UBS	USD	584	AUD	771	02/07/17	—
UBS	USD	779	CAD	1,019	02/07/17	3
UBS	USD	677	CHF	672	02/07/17	1
UBS	USD	2,567	EUR	2,386	02/07/17	9
UBS	USD	1,355	GBP	1,085	02/07/17	10
UBS	USD	252	HKD	1,958	02/07/17	—
UBS	USD	1,732	JPY	196,078	02/07/17	5
UBS	USD	286	SEK	2,514	02/07/17	1
UBS	USD	93	SGD	131	02/07/17	—
UBS	AUD	771	USD	583	03/07/17	—
UBS	CAD	1,019	USD	780	03/07/17	(3)
UBS	CHF	672	USD	678	03/07/17	(2)
UBS	EUR	2,386	USD	2,570	03/07/17	(9)
UBS	GBP	1,085	USD	1,355	03/07/17	(10)
UBS	HKD	1,958	USD	252	03/07/17	—
UBS	JPY	196,078	USD	1,733	03/07/17	(5)
UBS	KRW	1,750,860	USD	1,499	03/15/17	(21)
UBS	SEK	2,514	USD	287	03/07/17	(1)
UBS	SGD	131	USD	93	03/07/17	—
Westpac	USD	1,168	EUR	1,083	03/15/17	3
Westpac	USD	477	GBP	373	03/15/17	(7)
Westpac	USD	460	MXN	9,493	03/15/17	(7)
Westpac	USD	683	ZAR	9,507	03/15/17	18
Westpac	AUD	3,883	USD	2,888	03/15/17	(54)
Westpac	CAD	460	USD	346	03/15/17	(8)
Westpac	HKD	777	USD	100	03/15/17	—
Westpac	JPY	56,900	USD	502	03/15/17	(3)
Westpac	SEK	427	USD	47	03/15/17	(2)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,093)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Total Return Index	Bank of America	USD	6,279	03/02/17	(314)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(314)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.075%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays	USD	22,000	(1.000%)	12/20/21	1,322
CDX NA High Yield Index	Morgan Stanley	USD	17,300	5.000%	12/20/21	1,089
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $2,108						2,411

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 9

Russell Investment Company
Moderate Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$539,875	$—	$—	$—	$539,875
Options Purchased	—	536	—	—	536
Short-Term Investments	—	—	—	3,127	3,127
Total Investments	539,875	536	—	3,127	543,538

Other Financial Instruments
Assets
Futures Contracts	402	—	—	—	402
Foreign Currency Exchange Contracts	—	218	—	—	218
Credit Default Swap Contracts	—	2,411	—	—	2,411
Liabilities
Futures Contracts	(1,206)	—	—	—	(1,206)
Options Written	—	(48)	—	—	(48)
Foreign Currency Exchange Contracts	—	(1,311)	—	—	(1,311)
Total Return Swap Contracts	—	(314)	—	—	(314)
Total Other Financial Instruments*	$(804)	$956	$—	$—	$152

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Financial Statements.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Financial Statements.

See accompanying notes which are an integral part of this quarterly report.

10 Moderate Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Mutual Funds - 97.8%
Alternative - 8.1%
Russell Commodity Strategies Fund Class Y		13,529,206		77,387
Russell Global Infrastructure Fund Class Y		6,345,316		69,481
Russell Global Real Estate Securities Fund Class Y		1,351,351		44,743
				191,611

Domestic Equities - 21.8%
Russell U.S. Defensive Equity Fund Class Y		939,157		45,605
Russell U.S. Dynamic Equity Fund Class Y		8,753,043		92,607
Russell U.S. Small Cap Equity Fund Class Y		4,609,727		144,607
Select U.S. Equity Fund Class Y		19,975,107		235,706
				518,525

Fixed Income - 36.3%
Russell Global Opportunistic Credit Fund Class Y		24,920,381		237,740
Russell Strategic Bond Fund Class Y		43,700,522		456,670
Unconstrained Total Return Fund Class Y		16,848,610		167,645
				862,055

International Equities - 27.5%
Russell Emerging Markets Fund Class Y		9,652,027		163,023
Russell Global Equity Fund Class Y		24,598,219		251,640
Select International Equity Fund Class Y		27,007,042		237,392
				652,055

Specialty - 4.1%
Russell Multi-Strategy Income Fund Class Y		9,832,016		96,354

Total Investments in Affiliated Mutual Funds
(cost $2,219,223)				2,320,600

Options Purchased - 0.2%
(Number of Contracts)
iShares MSCI Emerging Markets Index
Mar 2017 36.60 Call (1,815,605)	USD	66,451	(ÿ)	2,540
S&P 500 Index
Mar 2017 2,279.87 Call (68,002)	USD	155,036	(ÿ)	1,972
Total Options Purchased
(cost $5,048)				4,512

Short-Term Investments - 0.9%
U.S. Cash Management Fund		21,533,486	(8)	21,538
Total Short-Term Investments
(cost $21,536)				21,538

Total Investments 98.9%
(identified cost $2,245,807)				2,346,650

Other Assets and Liabilities, Net - 1.1%				26,905
Net Assets - 100.0%				2,373,555

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 11

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	120	EUR	11,398	02/17	(119)
CAC40 Euro Index Futures	687	EUR	32,615	02/17	(847)
DAX Index Futures	106	EUR	30,647	03/17	958
EURO STOXX 50 Index Futures	637	EUR	20,601	03/17	311
FTSE/MIB Index Futures	76	EUR	7,058	03/17	10
IBEX 35 Index Futures	117	EUR	10,930	02/17	(47)
OMXS30 Index Futures	481	SEK	73,966	02/17	179
S&P 500 E-Mini Index Futures	57	USD	6,482	03/17	34
Short Positions
FTSE 100 Index Futures	149	GBP	10,498	03/17	(340)
Hang Seng Index Futures	15	HKD	17,499	02/17	(42)
MSCI Emerging Markets Mini Index Futures	1,702	USD	77,875	03/17	(3,097)
MSCI Singapore Index Futures	20	SGD	675	02/17	2
Russell 1000 Mini Index Futures	154	USD	9,722	03/17	(83)
Russell 2000 Mini Index Futures	28	USD	1,903	03/17	39
S&P 500 E-Mini Index Futures	1,859	USD	211,415	03/17	(2,693)
S&P Mid 400 E-Mini Index Futures	80	USD	13,484	03/17	(21)
S&P/TSX 60 Index Futures	251	CAD	45,551	03/17	(393)
SPI 200 Index Futures	255	AUD	35,413	03/17	(210)
TOPIX Index Futures	300	JPY	4,551,001	03/17	(989)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(7,348)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI Emerging Markets Index	Put	1,815,605	32.62	USD	59,225	03/17/17	(176)
S&P 500 Index	Put	68,002	2,031.57	USD	138,151	03/17/17	(227)
Total Liability for Options Written (premiums received $1,955)							(403)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	166,233	$2,373
Opened	1,883,607	1,954
Closed	(83,350)	(1,245)
Expired	(82,883)	(1,127)
Outstanding January 31, 2017	1,883,607	$1,955

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	5,798	RUB	377,700	03/15/17	432
Bank of America	AUD	1,110	USD	802	03/15/17	(39)
Bank of America	CAD	1,340	USD	1,000	03/15/17	(30)
Bank of America	CNY	309,940	USD	44,576	03/15/17	(369)
Bank of America	EUR	4,210	USD	4,407	03/15/17	(146)
Bank of America	GBP	1,400	USD	1,733	03/15/17	(29)
Bank of America	HKD	4,340	USD	559	03/15/17	(1)
Bank of America	JPY	309,330	USD	2,640	03/15/17	(103)
Bank of America	SEK	2,570	USD	280	03/15/17	(15)
Bank of America	TWD	253,760	USD	8,015	03/15/17	(144)
Bank of America	TWD	358,000	USD	11,200	03/15/17	(312)

See accompanying notes which are an integral part of this quarterly report.

12 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	AUD	2,910	USD	2,094	02/07/17	(113)
BNP Paribas	CAD	3,888	USD	2,872	02/07/17	(116)
BNP Paribas	CHF	2,520	USD	2,466	02/07/17	(81)
BNP Paribas	EUR	8,743	USD	9,162	02/07/17	(278)
BNP Paribas	GBP	4,094	USD	5,015	02/07/17	(135)
BNP Paribas	JPY	753,112	USD	6,459	02/07/17	(212)
Citibank	USD	2,192	AUD	2,894	02/07/17	3
Citibank	USD	2,927	CAD	3,826	02/07/17	14
Citibank	USD	2,547	CHF	2,523	02/07/17	3
Citibank	USD	953	CHF	956	03/15/17	15
Citibank	USD	9,648	EUR	8,962	02/07/17	29
Citibank	USD	1,176	EUR	1,090	03/15/17	3
Citibank	USD	5,088	GBP	4,074	02/07/17	37
Citibank	USD	6,506	JPY	736,440	02/07/17	17
Citibank	USD	1,197	MXN	24,714	03/15/17	(18)
Citibank	USD	1,854	ZAR	25,774	03/15/17	45
Citibank	AUD	2,910	USD	2,094	02/07/17	(113)
Citibank	AUD	2,894	USD	2,191	03/07/17	(2)
Citibank	AUD	12,250	USD	9,099	03/15/17	(184)
Citibank	CAD	3,888	USD	2,872	02/07/17	(115)
Citibank	CAD	3,826	USD	2,928	03/07/17	(14)
Citibank	CAD	2,492	USD	1,876	03/15/17	(40)
Citibank	CHF	2,520	USD	2,466	02/07/17	(80)
Citibank	CHF	2,523	USD	2,551	03/07/17	(3)
Citibank	EUR	8,743	USD	9,158	02/07/17	(283)
Citibank	EUR	8,962	USD	9,657	03/07/17	(30)
Citibank	GBP	4,094	USD	5,014	02/07/17	(136)
Citibank	GBP	4,074	USD	5,091	03/07/17	(37)
Citibank	JPY	753,112	USD	6,460	02/07/17	(212)
Citibank	JPY	736,440	USD	6,511	03/07/17	(18)
Citibank	JPY	151,754	USD	1,339	03/15/17	(7)
Commonwealth Bank of Australia	USD	2,192	AUD	2,894	02/07/17	3
Commonwealth Bank of Australia	USD	2,927	CAD	3,826	02/07/17	14
Commonwealth Bank of Australia	USD	2,545	CHF	2,523	02/07/17	5
Commonwealth Bank of Australia	USD	9,642	EUR	8,962	02/07/17	34
Commonwealth Bank of Australia	USD	5,085	GBP	4,074	02/07/17	40
Commonwealth Bank of Australia	USD	6,506	JPY	736,440	02/07/17	17
Commonwealth Bank of Australia	AUD	2,910	USD	2,092	02/07/17	(115)
Commonwealth Bank of Australia	AUD	2,894	USD	2,191	03/07/17	(3)
Commonwealth Bank of Australia	CAD	3,888	USD	2,872	02/07/17	(116)
Commonwealth Bank of Australia	CAD	3,826	USD	2,927	03/07/17	(14)
Commonwealth Bank of Australia	CHF	2,520	USD	2,465	02/07/17	(82)
Commonwealth Bank of Australia	CHF	2,523	USD	2,548	03/07/17	(5)
Commonwealth Bank of Australia	EUR	8,743	USD	9,153	02/07/17	(286)
Commonwealth Bank of Australia	EUR	8,962	USD	9,652	03/07/17	(35)
Commonwealth Bank of Australia	GBP	4,094	USD	5,015	02/07/17	(135)
Commonwealth Bank of Australia	GBP	4,074	USD	5,088	03/07/17	(40)
Commonwealth Bank of Australia	JPY	753,112	USD	6,461	02/07/17	(210)
Commonwealth Bank of Australia	JPY	736,440	USD	6,511	03/07/17	(17)
National Australia Bank	USD	953	CHF	956	03/15/17	15
National Australia Bank	USD	1,176	EUR	1,090	03/15/17	2
National Australia Bank	USD	1,197	MXN	24,714	03/15/17	(18)
National Australia Bank	USD	1,850	ZAR	25,774	03/15/17	49
National Australia Bank	AUD	12,250	USD	9,111	03/15/17	(170)
National Australia Bank	CAD	2,492	USD	1,877	03/15/17	(39)
National Australia Bank	JPY	151,754	USD	1,339	03/15/17	(7)
Royal Bank of Canada	USD	2,192	AUD	2,894	02/07/17	3
Royal Bank of Canada	USD	2,927	CAD	3,826	02/07/17	14
Royal Bank of Canada	USD	2,546	CHF	2,523	02/07/17	4
Royal Bank of Canada	USD	953	CHF	956	03/15/17	16
Royal Bank of Canada	USD	9,646	EUR	8,962	02/07/17	30
Royal Bank of Canada	USD	1,176	EUR	1,090	03/15/17	3
Royal Bank of Canada	USD	5,087	GBP	4,074	02/07/17	38

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 13

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	6,502	JPY	736,440	02/07/17	21
Royal Bank of Canada	USD	1,196	MXN	24,714	03/15/17	(18)
Royal Bank of Canada	USD	1,850	ZAR	25,774	03/15/17	48
Royal Bank of Canada	AUD	2,894	USD	2,190	03/07/17	(3)
Royal Bank of Canada	AUD	12,250	USD	9,113	03/15/17	(168)
Royal Bank of Canada	CAD	3,826	USD	2,928	03/07/17	(14)
Royal Bank of Canada	CAD	2,492	USD	1,876	03/15/17	(40)
Royal Bank of Canada	CHF	2,523	USD	2,550	03/07/17	(4)
Royal Bank of Canada	EUR	8,962	USD	9,656	03/07/17	(32)
Royal Bank of Canada	GBP	4,074	USD	5,090	03/07/17	(38)
Royal Bank of Canada	JPY	736,440	USD	6,507	03/07/17	(22)
Royal Bank of Canada	JPY	151,754	USD	1,339	03/15/17	(7)
Standard Chartered	USD	953	CHF	956	03/15/17	15
Standard Chartered	USD	1,176	EUR	1,090	03/15/17	3
Standard Chartered	USD	2,913	INR	200,150	03/15/17	38
Standard Chartered	USD	1,197	MXN	24,714	03/15/17	(19)
Standard Chartered	USD	1,855	ZAR	25,774	03/15/17	44
Standard Chartered	AUD	12,250	USD	9,113	03/15/17	(169)
Standard Chartered	CAD	2,492	USD	1,876	03/15/17	(39)
Standard Chartered	JPY	151,754	USD	1,339	03/15/17	(7)
Standard Chartered	KRW	30,401,000	USD	26,040	03/15/17	(363)
State Street	USD	45	AUD	63	02/07/17	2
State Street	USD	183	CAD	245	02/07/17	6
State Street	USD	99	GBP	81	02/07/17	3
State Street	USD	2,148	GBP	1,680	03/15/17	(33)
State Street	USD	420	HKD	3,258	02/07/17	—
State Street	USD	3,791	HKD	29,405	02/07/17	(1)
State Street	USD	566	JPY	66,689	02/07/17	25
State Street	USD	42	SEK	389	02/07/17	2
State Street	USD	4,298	SEK	37,761	02/07/17	19
State Street	USD	62	SGD	90	02/07/17	2
State Street	USD	1,393	SGD	1,969	02/07/17	4
State Street	CHF	13	USD	13	02/07/17	—
State Street	EUR	876	USD	911	02/07/17	(35)
State Street	HKD	32,663	USD	4,212	02/07/17	2
State Street	HKD	29,405	USD	3,792	03/07/17	1
State Street	HKD	12,650	USD	1,632	03/15/17	1
State Street	SEK	38,150	USD	4,184	02/07/17	(180)
State Street	SEK	37,761	USD	4,303	03/07/17	(21)
State Street	SEK	8,540	USD	940	03/15/17	(38)
State Street	SGD	2,059	USD	1,419	02/07/17	(42)
State Street	SGD	1,969	USD	1,394	03/07/17	(4)
State Street	SGD	610	USD	430	03/15/17	(3)
UBS	USD	2,193	AUD	2,894	02/07/17	2
UBS	USD	2,928	CAD	3,826	02/07/17	13
UBS	USD	2,545	CHF	2,523	02/07/17	5
UBS	USD	9,642	EUR	8,962	02/07/17	34
UBS	USD	5,088	GBP	4,074	02/07/17	37
UBS	USD	6,505	JPY	736,440	02/07/17	18
UBS	AUD	2,910	USD	2,093	02/07/17	(113)
UBS	AUD	2,894	USD	2,191	03/07/17	(2)
UBS	CAD	3,888	USD	2,871	02/07/17	(116)
UBS	CAD	3,826	USD	2,928	03/07/17	(13)
UBS	CHF	2,520	USD	2,466	02/07/17	(81)
UBS	CHF	2,523	USD	2,548	03/07/17	(6)
UBS	EUR	8,743	USD	9,158	02/07/17	(281)
UBS	EUR	8,962	USD	9,652	03/07/17	(35)
UBS	GBP	4,094	USD	5,014	02/07/17	(136)
UBS	GBP	4,074	USD	5,091	03/07/17	(37)
UBS	JPY	753,112	USD	6,459	02/07/17	(212)
UBS	JPY	736,440	USD	6,510	03/07/17	(19)
UBS	KRW	3,501,210	USD	2,998	03/15/17	(43)
Westpac	USD	952	CHF	956	03/15/17	16

See accompanying notes which are an integral part of this quarterly report.

14 Balanced Strategy Fund

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	USD	1,176	EUR	1,090	03/15/17	3
Westpac	USD	1,196	MXN	24,714	03/15/17	(18)
Westpac	USD	1,851	ZAR	25,774	03/15/17	48
Westpac	AUD	12,250	USD	9,110	03/15/17	(171)
Westpac	CAD	2,492	USD	1,875	03/15/17	(41)
Westpac	JPY	151,754	USD	1,338	03/15/17	(8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(6,042)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Total Return Index	Bank of America	USD	12,700	03/02/17	(634)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(634)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.075%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Barclays	USD	62,700	(1.000%)	12/20/21	3,768
CDX NA High Yield Index	Merrill Lynch	USD	82,600	5.000%	12/20/21	5,201
CDX NA Investment Grade Index	Goldman Sachs	USD	72,000	1.000%	12/20/21	1,125
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $8,412						10,094

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$2,320,600	$—	$—	$—	$2,320,600
Options Purchased	—	4,512	—	—	4,512
Short-Term Investments	—	—	—	21,538	21,538
Total Investments	2,320,600	4,512	—	21,538	2,346,650

Other Financial Instruments
Assets
Futures Contracts	1,533	—	—	—	1,533
Foreign Currency Exchange Contracts	23	1,274	—	—	1,297
Credit Default Swap Contracts	—	10,094	—	—	10,094
Liabilities
Futures Contracts	(8,881)	—	—	—	(8,881)
Options Written	—	(403)	—	—	(403)
Foreign Currency Exchange Contracts	(1)	(7,338)	—	—	(7,339)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 15

Russell Investment Company
Balanced Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Total Return Swap Contracts	—	(634)	—	—	(634)
Total Other Financial Instruments*	$(7,326)	$2,993	$—	$—	$(4,333)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

16 Balanced Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
		Shares		$
Investments in Affiliated Mutual Funds - 97.9%
Alternative - 8.6%
Russell Commodity Strategies Fund Class Y		8,377,274		47,918
Russell Global Infrastructure Fund Class Y		4,150,649		45,450
Russell Global Real Estate Securities Fund Class Y		1,301,518		43,093
				136,461

Domestic Equities - 33.8%
Russell U.S. Defensive Equity Fund Class Y		1,589,712		77,196
Russell U.S. Dynamic Equity Fund Class Y		7,598,246		80,389
Russell U.S. Small Cap Equity Fund Class Y		4,727,402		148,299
Select U.S. Equity Fund Class Y		19,396,136		228,875
				534,759

Fixed Income - 21.3%
Russell Global Opportunistic Credit Fund Class Y		13,037,570		124,378
Russell Strategic Bond Fund Class Y		7,614,624		79,573
Unconstrained Total Return Fund Class Y		13,405,643		133,386
				337,337

International Equities - 34.2%
Russell Emerging Markets Fund Class Y		8,171,232		138,012
Russell Global Equity Fund Class Y		19,254,486		196,973
Select International Equity Fund Class Y		23,608,741		207,521
				542,506

Total Investments in Affiliated Mutual Funds
(cost $1,482,980)				1,551,063

Options Purchased - 0.1%
(Number of Contracts)
iShares MSCI Emerging Markets Index
Mar 2017 36.60 Call (449,762)	USD	16,461	(ÿ)	630
S&P 500 Index
Mar 2017 2,279.87 Call (16,878)	USD	38,480	(ÿ)	489
Total Options Purchased
(cost $1,252)				1,119

Short-Term Investments - 0.9%
U.S. Cash Management Fund		13,924,086	(8)	13,927
Total Short-Term Investments
(cost $13,926)				13,927

Total Investments 98.9%
(identified cost $1,498,158)				1,566,109

Other Assets and Liabilities, Net - 1.1%				17,514
Net Assets - 100.0%				1,583,623

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 17

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	111	EUR	10,543	02/17	(110)
CAC40 Euro Index Futures	636	EUR	30,194	02/17	(784)
DAX Index Futures	99	EUR	28,623	03/17	895
EURO STOXX 50 Index Futures	523	EUR	16,914	03/17	267
FTSE/MIB Index Futures	70	EUR	6,501	03/17	10
IBEX 35 Index Futures	105	EUR	9,809	02/17	(42)
OMXS30 Index Futures	446	SEK	68,584	02/17	166
Russell 2000 Mini Index Futures	22	USD	1,495	03/17	(30)
S&P 500 E-Mini Index Futures	16	USD	1,820	03/17	9
United States 2 Year Treasury Note Futures	73	USD	15,826	03/17	10
United States 5 Year Treasury Note Futures	260	USD	30,646	03/17	99
United States 10 Year Treasury Note Futures	173	USD	21,533	03/17	111
United States Long Bond Futures	12	USD	1,810	03/17	16
Short Positions
FTSE 100 Index Futures	74	GBP	5,214	03/17	(187)
Hang Seng Index Futures	6	HKD	7,000	02/17	(17)
MSCI Emerging Markets Mini Index Futures	486	USD	22,237	03/17	(890)
MSCI Singapore IX ETS Index Futures	7	SGD	236	02/17	1
Russell 1000 Mini Index Futures	122	USD	7,702	03/17	(86)
S&P 500 E-Mini Index Futures	1,189	USD	135,219	03/17	(2,199)
S&P Mid 400 E-Mini Index Futures	65	USD	10,956	03/17	15
S&P/TSX 60 Index Futures	177	CAD	32,122	03/17	(278)
SPI 200 Index Futures	201	AUD	27,914	03/17	(210)
TOPIX Index Futures	142	JPY	2,154,140	03/17	(465)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(3,699)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI Emerging Markets Index	Put	449,762	32.62	USD	14,671	03/17/17	(44)
S&P 500 Index	Put	16,878	2,031.57	USD	34,289	03/17/17	(56)
Total Liability for Options Written (premiums received $485)							(100)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	141,886	$2,016
Opened	466,640	485
Closed	(69,460)	(1,038)
Expired	(72,426)	(978)
Outstanding January 31, 2017	466,640	$485

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	2,899	RUB	188,850	03/15/17	217
Bank of America	AUD	550	USD	397	03/15/17	(20)
Bank of America	CAD	710	USD	530	03/15/17	(16)
Bank of America	CNY	214,100	USD	30,792	03/15/17	(255)
Bank of America	EUR	2,200	USD	2,303	03/15/17	(76)
Bank of America	GBP	700	USD	867	03/15/17	(15)
Bank of America	HKD	2,170	USD	280	03/15/17	—

See accompanying notes which are an integral part of this quarterly report.

18 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	JPY	154,670	USD	1,320	03/15/17	(52)
Bank of America	SEK	1,210	USD	132	03/15/17	(7)
Bank of America	TWD	237,900	USD	7,515	03/15/17	(135)
Bank of America	TWD	264,000	USD	8,259	03/15/17	(230)
BNP Paribas	AUD	1,818	USD	1,308	02/07/17	(70)
BNP Paribas	CAD	2,428	USD	1,794	02/07/17	(72)
BNP Paribas	CHF	1,574	USD	1,540	02/07/17	(51)
BNP Paribas	EUR	5,461	USD	5,723	02/07/17	(174)
BNP Paribas	GBP	2,557	USD	3,133	02/07/17	(84)
BNP Paribas	JPY	470,409	USD	4,034	02/07/17	(133)
Citibank	USD	1,393	AUD	1,839	02/07/17	2
Citibank	USD	1,860	CAD	2,431	02/07/17	9
Citibank	USD	1,618	CHF	1,603	02/07/17	2
Citibank	USD	1,381	CHF	1,386	03/15/17	22
Citibank	USD	6,130	EUR	5,695	02/07/17	18
Citibank	USD	1,325	EUR	1,228	03/15/17	3
Citibank	USD	3,233	GBP	2,588	02/07/17	23
Citibank	USD	4,134	JPY	467,919	02/07/17	11
Citibank	USD	1,002	JPY	113,508	03/15/17	5
Citibank	USD	927	ZAR	12,888	03/15/17	22
Citibank	AUD	1,818	USD	1,308	02/07/17	(70)
Citibank	AUD	1,839	USD	1,392	03/07/17	(2)
Citibank	AUD	13,770	USD	10,228	03/15/17	(205)
Citibank	CAD	2,428	USD	1,794	02/07/17	(72)
Citibank	CAD	2,431	USD	1,860	03/07/17	(9)
Citibank	CHF	1,574	USD	1,541	02/07/17	(50)
Citibank	CHF	1,603	USD	1,621	03/07/17	(2)
Citibank	EUR	5,461	USD	5,720	02/07/17	(176)
Citibank	EUR	5,695	USD	6,136	03/07/17	(19)
Citibank	GBP	2,557	USD	3,132	02/07/17	(85)
Citibank	GBP	2,588	USD	3,235	03/07/17	(23)
Citibank	JPY	470,409	USD	4,035	02/07/17	(132)
Citibank	JPY	467,919	USD	4,137	03/07/17	(11)
Commonwealth Bank of Australia	USD	1,393	AUD	1,839	02/07/17	2
Commonwealth Bank of Australia	USD	1,859	CAD	2,431	02/07/17	9
Commonwealth Bank of Australia	USD	1,617	CHF	1,603	02/07/17	3
Commonwealth Bank of Australia	USD	6,127	EUR	5,695	02/07/17	22
Commonwealth Bank of Australia	USD	3,231	GBP	2,588	02/07/17	25
Commonwealth Bank of Australia	USD	4,134	JPY	467,919	02/07/17	11
Commonwealth Bank of Australia	AUD	1,818	USD	1,307	02/07/17	(72)
Commonwealth Bank of Australia	AUD	1,839	USD	1,392	03/07/17	(2)
Commonwealth Bank of Australia	CAD	2,428	USD	1,794	02/07/17	(72)
Commonwealth Bank of Australia	CAD	2,431	USD	1,860	03/07/17	(9)
Commonwealth Bank of Australia	CHF	1,574	USD	1,540	02/07/17	(51)
Commonwealth Bank of Australia	CHF	1,603	USD	1,619	03/07/17	(3)
Commonwealth Bank of Australia	EUR	5,461	USD	5,717	02/07/17	(180)
Commonwealth Bank of Australia	EUR	5,695	USD	6,133	03/07/17	(22)
Commonwealth Bank of Australia	GBP	2,557	USD	3,133	02/07/17	(84)
Commonwealth Bank of Australia	GBP	2,588	USD	3,233	03/07/17	(25)
Commonwealth Bank of Australia	JPY	470,409	USD	4,036	02/07/17	(132)
Commonwealth Bank of Australia	JPY	467,919	USD	4,137	03/07/17	(11)
National Australia Bank	USD	1,381	CHF	1,386	03/15/17	22
National Australia Bank	USD	1,325	EUR	1,228	03/15/17	3
National Australia Bank	USD	1,002	JPY	113,508	03/15/17	5
National Australia Bank	USD	925	ZAR	12,888	03/15/17	24
National Australia Bank	AUD	13,770	USD	10,242	03/15/17	(191)
Royal Bank of Canada	USD	1,392	AUD	1,839	02/07/17	2
Royal Bank of Canada	USD	1,859	CAD	2,431	02/07/17	9
Royal Bank of Canada	USD	1,618	CHF	1,603	02/07/17	2
Royal Bank of Canada	USD	1,381	CHF	1,386	03/15/17	23
Royal Bank of Canada	USD	6,129	EUR	5,695	02/07/17	19
Royal Bank of Canada	USD	1,325	EUR	1,228	03/15/17	3
Royal Bank of Canada	USD	3,232	GBP	2,588	02/07/17	24

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 19

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	USD	4,131	JPY	467,919	02/07/17	14
Royal Bank of Canada	USD	1,002	JPY	113,508	03/15/17	5
Royal Bank of Canada	USD	925	ZAR	12,888	03/15/17	24
Royal Bank of Canada	AUD	1,839	USD	1,392	03/07/17	(2)
Royal Bank of Canada	AUD	13,770	USD	10,243	03/15/17	(189)
Royal Bank of Canada	CAD	2,431	USD	1,860	03/07/17	(9)
Royal Bank of Canada	CHF	1,603	USD	1,620	03/07/17	(3)
Royal Bank of Canada	EUR	5,695	USD	6,135	03/07/17	(20)
Royal Bank of Canada	GBP	2,588	USD	3,234	03/07/17	(24)
Royal Bank of Canada	JPY	467,919	USD	4,134	03/07/17	(14)
Standard Chartered	USD	1,381	CHF	1,386	03/15/17	22
Standard Chartered	USD	1,325	EUR	1,228	03/15/17	3
Standard Chartered	USD	1,001	JPY	113,508	03/15/17	5
Standard Chartered	USD	927	ZAR	12,888	03/15/17	22
Standard Chartered	AUD	13,770	USD	10,243	03/15/17	(189)
Standard Chartered	KRW	25,987,000	USD	22,259	03/15/17	(310)
State Street	USD	3,823	GBP	2,990	03/15/17	(58)
State Street	USD	222	HKD	1,719	02/07/17	—
State Street	USD	2,409	HKD	18,683	02/07/17	(1)
State Street	USD	85	JPY	9,958	02/07/17	4
State Street	USD	2,763	MXN	57,030	03/15/17	(44)
State Street	USD	2,731	SEK	23,993	02/07/17	12
State Street	USD	24	SGD	35	02/07/17	1
State Street	USD	885	SGD	1,251	02/07/17	2
State Street	AUD	85	USD	61	02/07/17	(3)
State Street	CAD	11	USD	8	02/07/17	—
State Street	CAD	1,160	USD	873	03/15/17	(19)
State Street	CHF	117	USD	114	02/07/17	(4)
State Street	EUR	933	USD	970	02/07/17	(37)
State Street	GBP	125	USD	153	02/07/17	(4)
State Street	HKD	20,402	USD	2,631	02/07/17	1
State Street	HKD	18,683	USD	2,409	03/07/17	—
State Street	HKD	2,330	USD	301	03/15/17	—
State Street	SEK	164	USD	18	02/07/17	(1)
State Street	SEK	23,829	USD	2,613	02/07/17	(113)
State Street	SEK	23,993	USD	2,734	03/07/17	(13)
State Street	SEK	500	USD	55	03/15/17	(2)
State Street	SGD	1,286	USD	886	02/07/17	(26)
State Street	SGD	1,251	USD	885	03/07/17	(2)
State Street	SGD	200	USD	141	03/15/17	(1)
UBS	USD	1,393	AUD	1,839	02/07/17	1
UBS	USD	1,860	CAD	2,431	02/07/17	8
UBS	USD	1,617	CHF	1,603	02/07/17	3
UBS	USD	6,126	EUR	5,695	02/07/17	22
UBS	USD	3,233	GBP	2,588	02/07/17	24
UBS	USD	4,133	JPY	467,919	02/07/17	12
UBS	AUD	1,818	USD	1,308	02/07/17	(71)
UBS	AUD	1,839	USD	1,392	03/07/17	(1)
UBS	CAD	2,428	USD	1,794	02/07/17	(73)
UBS	CAD	2,431	USD	1,861	03/07/17	(8)
UBS	CHF	1,574	USD	1,540	02/07/17	(50)
UBS	CHF	1,603	USD	1,619	03/07/17	(4)
UBS	EUR	5,461	USD	5,720	02/07/17	(177)
UBS	EUR	5,695	USD	6,133	03/07/17	(22)
UBS	GBP	2,557	USD	3,132	02/07/17	(85)
UBS	GBP	2,588	USD	3,234	03/07/17	(24)
UBS	JPY	470,409	USD	4,034	02/07/17	(132)
UBS	JPY	467,919	USD	4,136	03/07/17	(12)
UBS	KRW	1,750,920	USD	1,499	03/15/17	(21)
Westpac	USD	1,381	CHF	1,386	03/15/17	23
Westpac	USD	1,324	EUR	1,228	03/15/17	4
Westpac	USD	1,001	JPY	113,508	03/15/17	6
Westpac	USD	925	ZAR	12,888	03/15/17	24

See accompanying notes which are an integral part of this quarterly report.

20 Growth Strategy Fund

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Westpac	AUD	13,770	USD	10,240	03/15/17	(194)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(4,278)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Total Return Index	Bank of America	USD	11,548	03/02/17	(577)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(577)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus a fee of 0.075%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Barclays	USD	2,900	(5.000%)	12/20/21	(183)
CDX NA Investment Grade Index	Goldman Sachs	USD	70,400	1.000%	12/20/21	1,101
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $974						918

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$1,551,063	$—	$—	$—	$1,551,063
Options Purchased	—	1,119	—	—	1,119
Short-Term Investments	—	—	—	13,927	13,927
Total Investments	1,551,063	1,119	—	13,927	1,566,109

Other Financial Instruments
Assets
Futures Contracts	1,599	—	—	—	1,599
Foreign Currency Exchange Contracts	14	770	—	—	784
Credit Default Swap Contracts	—	1,101	—	—	1,101
Liabilities
Futures Contracts	(5,298)	—	—	—	(5,298)
Options Written	—	(100)	—	—	(100)
Foreign Currency Exchange Contracts		(5,062)	—	—	(5,062)
Total Return Swap Contracts	—	(577)	—	—	(577)
Credit Default Swap Contracts	—	(183)	—	—	(183)
Total Other Financial Instruments*	$(3,685)	$(4,051)	$—	$—	$(7,736)

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 21

Russell Investment Company
Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

22 Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Mutual Funds - 97.8%
Alternative - 7.7%
Russell Commodity Strategies Fund Class Y		3,350,452		19,164
Russell Global Infrastructure Fund Class Y		1,736,735		19,017
Russell Global Real Estate Securities Fund Class Y		350,758		11,614
				49,795

Domestic Equities - 37.3%
Russell U.S. Defensive Equity Fund Class Y		955,139		46,382
Russell U.S. Dynamic Equity Fund Class Y		4,456,708		47,152
Russell U.S. Small Cap Equity Fund Class Y		2,259,459		70,879
Select U.S. Equity Fund Class Y		6,382,998		75,319
				239,732

Fixed Income - 11.6%
Russell Global Opportunistic Credit Fund Class Y		4,787,822		45,676
Unconstrained Total Return Fund Class Y		2,919,753		29,052
				74,728

International Equities - 41.2%
Russell Emerging Markets Fund Class Y		4,568,827		77,167
Russell Global Equity Fund Class Y	10,146,119			103,795
Select International Equity Fund Class Y		9,522,811		83,706
				264,668

Total Investments in Affiliated Mutual Funds
(cost $608,006)				628,923

Options Purchased - 0.1%
(Number of Contracts)
iShares MSCI Emerging Markets Index
Mar 2017 36.60 Call (182,112)	USD	6,665	(ÿ)	255
S&P 500 Index
Mar 2017 2,279.87 Call (6,867)	USD	15,656	(ÿ)	199
Total Options Purchased
(cost $508)				454

Short-Term Investments - 0.9%
U.S. Cash Management Fund		5,710,273	(8)	5,711
Total Short-Term Investments
(cost $5,711)				5,711

Total Investments 98.8%
(identified cost $614,225)				635,088

Other Assets and Liabilities, Net - 1.2%				7,542
Net Assets - 100.0%				642,630

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 23

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	58	EUR	5,509	02/17	(58)
CAC40 Euro Index Futures	334	EUR	15,857	02/17	(412)
DAX Index Futures	51	EUR	14,745	03/17	462
Dow Jones U.S. Real Estate Index Futures	221	USD	6,725	03/17	62
EURO STOXX 50 Index Futures	309	EUR	9,993	03/17	157
FTSE/MIB Index Futures	36	EUR	3,343	03/17	5
IBEX 35 Index Futures	55	EUR	5,138	02/17	(22)
OMXS30 Index Futures	233	SEK	35,830	02/17	87
Russell 2000 Mini Index Futures	8	USD	544	03/17	(11)
S&P 500 E-Mini Index Futures	39	USD	4,435	03/17	25
Short Positions
FTSE 100 Index Futures	16	GBP	1,127	03/17	(37)
Hang Seng Index Futures	3	HKD	3,500	02/17	(8)
MSCI Emerging Markets Mini Index Futures	262	USD	11,988	03/17	(489)
MSCI Singapore IX ETS Index Futures	4	SGD	135	02/17	—
Russell 1000 Mini Index Futures	56	USD	3,535	03/17	(41)
S&P 500 E-Mini Index Futures	541	USD	61,525	03/17	(1,016)
S&P Mid 400 E-Mini Index Futures	29	USD	4,888	03/17	9
S&P/TSX 60 Index Futures	74	CAD	13,430	03/17	(116)
SPI 200 Index Futures	81	AUD	11,249	03/17	(84)
TOPIX Index Futures	3	JPY	45,510	03/17	7
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(1,480)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
iShares MSCI Emerging Markets Index	Put	182,112	32.62	USD	5,940	03/17/17	(18)
S&P 500 Index	Put	6,867	2,031.57	USD	13,951	03/17/17	(23)
Total Liability for Options Written (premiums received $197)							(41)

Transactions in options written contracts for the period ended January 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding October 31, 2016	25,006	$296
Opened	188,979	197
Closed	(16,670)	(249)
Expired	(8,336)	(47)
Outstanding January 31, 2017	188,979	$197

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	1,630	RUB	106,170	03/15/17	122
Bank of America	AUD	280	USD	202	03/15/17	(10)
Bank of America	CAD	350	USD	261	03/15/17	(8)
Bank of America	CNY	153,680	USD	22,103	03/15/17	(184)
Bank of America	EUR	1,210	USD	1,267	03/15/17	(42)
Bank of America	GBP	280	USD	347	03/15/17	(6)
Bank of America	HKD	1,080	USD	139	03/15/17	—
Bank of America	JPY	61,840	USD	528	03/15/17	(21)
Bank of America	TWD	142,740	USD	4,509	03/15/17	(81)
Bank of America	TWD	153,000	USD	4,786	03/15/17	(133)

See accompanying notes which are an integral part of this quarterly report.

24 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	AUD	851	USD	612	02/07/17	(33)
BNP Paribas	CAD	1,137	USD	840	02/07/17	(34)
BNP Paribas	CHF	737	USD	721	02/07/17	(24)
BNP Paribas	EUR	2,557	USD	2,679	02/07/17	(81)
BNP Paribas	GBP	1,197	USD	1,466	02/07/17	(39)
BNP Paribas	JPY	220,220	USD	1,889	02/07/17	(62)
Brown Brothers Harriman	USD	1,599	MXN	34,420	03/15/17	43
Brown Brothers Harriman	USD	1,597	ZAR	21,400	03/15/17	(21)
Citibank	USD	623	AUD	823	02/07/17	1
Citibank	USD	832	CAD	1,088	02/07/17	4
Citibank	USD	988	CAD	1,313	03/15/17	21
Citibank	USD	724	CHF	717	02/07/17	1
Citibank	USD	2,743	EUR	2,548	02/07/17	8
Citibank	USD	1,447	GBP	1,158	02/07/17	10
Citibank	USD	640	GBP	500	03/15/17	(10)
Citibank	USD	1,850	JPY	209,395	02/07/17	5
Citibank	USD	294	JPY	33,318	03/15/17	2
Citibank	USD	541	MXN	11,168	03/15/17	(8)
Citibank	USD	1,079	ZAR	14,998	03/15/17	26
Citibank	AUD	851	USD	612	02/07/17	(33)
Citibank	AUD	823	USD	623	03/07/17	(1)
Citibank	AUD	7,283	USD	5,409	03/15/17	(109)
Citibank	CAD	1,137	USD	840	02/07/17	(34)
Citibank	CAD	1,088	USD	833	03/07/17	(4)
Citibank	CHF	737	USD	721	02/07/17	(24)
Citibank	CHF	717	USD	725	03/07/17	(1)
Citibank	EUR	2,557	USD	2,678	02/07/17	(82)
Citibank	EUR	2,548	USD	2,746	03/07/17	(9)
Citibank	EUR	210	USD	227	03/15/17	(1)
Citibank	GBP	1,197	USD	1,466	02/07/17	(40)
Citibank	GBP	1,158	USD	1,448	03/07/17	(10)
Citibank	HKD	583	USD	75	03/15/17	—
Citibank	JPY	220,220	USD	1,889	02/07/17	(62)
Citibank	JPY	209,395	USD	1,851	03/07/17	(5)
Citibank	SEK	13	USD	1	03/15/17	—
Citibank	SGD	35	USD	25	03/15/17	—
Commonwealth Bank of Australia	USD	623	AUD	823	02/07/17	1
Commonwealth Bank of Australia	USD	832	CAD	1,088	02/07/17	4
Commonwealth Bank of Australia	USD	724	CHF	717	02/07/17	1
Commonwealth Bank of Australia	USD	2,742	EUR	2,548	02/07/17	10
Commonwealth Bank of Australia	USD	1,446	GBP	1,158	02/07/17	11
Commonwealth Bank of Australia	USD	1,850	JPY	209,395	02/07/17	5
Commonwealth Bank of Australia	AUD	851	USD	612	02/07/17	(34)
Commonwealth Bank of Australia	AUD	823	USD	623	03/07/17	(1)
Commonwealth Bank of Australia	CAD	1,137	USD	840	02/07/17	(34)
Commonwealth Bank of Australia	CAD	1,088	USD	832	03/07/17	(4)
Commonwealth Bank of Australia	CHF	737	USD	721	02/07/17	(24)
Commonwealth Bank of Australia	CHF	717	USD	725	03/07/17	(2)
Commonwealth Bank of Australia	EUR	2,557	USD	2,677	02/07/17	(83)
Commonwealth Bank of Australia	EUR	2,548	USD	2,744	03/07/17	(10)
Commonwealth Bank of Australia	GBP	1,197	USD	1,467	02/07/17	(39)
Commonwealth Bank of Australia	GBP	1,158	USD	1,447	03/07/17	(11)
Commonwealth Bank of Australia	JPY	220,220	USD	1,889	02/07/17	(61)
Commonwealth Bank of Australia	JPY	209,395	USD	1,851	03/07/17	(5)
National Australia Bank	USD	988	CAD	1,313	03/15/17	21
National Australia Bank	USD	639	GBP	500	03/15/17	(9)
National Australia Bank	USD	294	JPY	33,318	03/15/17	1
National Australia Bank	USD	541	MXN	11,168	03/15/17	(8)
National Australia Bank	USD	1,077	ZAR	14,998	03/15/17	28
National Australia Bank	AUD	7,283	USD	5,416	03/15/17	(102)
National Australia Bank	EUR	210	USD	227	03/15/17	—
National Australia Bank	HKD	583	USD	75	03/15/17	—
National Australia Bank	SEK	13	USD	1	03/15/17	—

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 25

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
National Australia Bank	SGD	35	USD	25	03/15/17	—
Royal Bank of Canada	USD	623	AUD	823	02/07/17	1
Royal Bank of Canada	USD	832	CAD	1,088	02/07/17	4
Royal Bank of Canada	USD	988	CAD	1,313	03/15/17	21
Royal Bank of Canada	USD	724	CHF	717	02/07/17	1
Royal Bank of Canada	USD	2,743	EUR	2,548	02/07/17	9
Royal Bank of Canada	USD	1,446	GBP	1,158	02/07/17	11
Royal Bank of Canada	USD	640	GBP	500	03/15/17	(10)
Royal Bank of Canada	USD	1,849	JPY	209,395	02/07/17	6
Royal Bank of Canada	USD	294	JPY	33,318	03/15/17	2
Royal Bank of Canada	USD	541	MXN	11,168	03/15/17	(8)
Royal Bank of Canada	USD	1,077	ZAR	14,998	03/15/17	28
Royal Bank of Canada	AUD	823	USD	623	03/07/17	(1)
Royal Bank of Canada	AUD	7,283	USD	5,417	03/15/17	(101)
Royal Bank of Canada	CAD	1,088	USD	832	03/07/17	(4)
Royal Bank of Canada	CHF	717	USD	725	03/07/17	(1)
Royal Bank of Canada	EUR	2,548	USD	2,745	03/07/17	(9)
Royal Bank of Canada	EUR	210	USD	227	03/15/17	(1)
Royal Bank of Canada	GBP	1,158	USD	1,447	03/07/17	(11)
Royal Bank of Canada	HKD	583	USD	75	03/15/17	—
Royal Bank of Canada	JPY	209,395	USD	1,850	03/07/17	(6)
Royal Bank of Canada	SEK	13	USD	1	03/15/17	—
Royal Bank of Canada	SGD	35	USD	25	03/15/17	—
Standard Chartered	USD	973	INR	66,840	03/15/17	13
Standard Chartered	USD	1,592	INR	109,080	03/15/17	16
Standard Chartered	KRW	13,730,000	USD	11,760	03/15/17	(164)
State Street	USD	81	AUD	112	02/07/17	4
State Street	USD	145	CAD	195	02/07/17	4
State Street	USD	76	CHF	78	02/07/17	3
State Street	USD	35	EUR	34	02/07/17	1
State Street	USD	190	GBP	155	02/07/17	5
State Street	USD	153	HKD	1,190	02/07/17	—
State Street	USD	1,078	HKD	8,361	02/07/17	—
State Street	USD	367	JPY	43,299	02/07/17	16
State Street	USD	1,583	RUB	94,850	03/15/17	(18)
State Street	USD	46	SEK	419	02/07/17	2
State Street	USD	1,222	SEK	10,737	02/07/17	5
State Street	USD	29	SGD	42	02/07/17	1
State Street	USD	396	SGD	560	02/07/17	1
State Street	HKD	9,551	USD	1,232	02/07/17	—
State Street	HKD	8,361	USD	1,078	03/07/17	—
State Street	SEK	11,156	USD	1,223	02/07/17	(51)
State Street	SEK	10,737	USD	1,223	03/07/17	(6)
State Street	SGD	602	USD	415	02/07/17	(12)
State Street	SGD	560	USD	396	03/07/17	(1)
UBS	USD	623	AUD	823	02/07/17	1
UBS	USD	833	CAD	1,088	02/07/17	4
UBS	USD	723	CHF	717	02/07/17	2
UBS	USD	2,742	EUR	2,548	02/07/17	10
UBS	USD	1,447	GBP	1,158	02/07/17	11
UBS	USD	1,849	JPY	209,395	02/07/17	5
UBS	AUD	851	USD	612	02/07/17	(33)
UBS	AUD	823	USD	623	03/07/17	—
UBS	CAD	1,137	USD	840	02/07/17	(34)
UBS	CAD	1,088	USD	833	03/07/17	(4)
UBS	CHF	737	USD	721	02/07/17	(24)
UBS	CHF	717	USD	724	03/07/17	(2)
UBS	EUR	2,557	USD	2,678	02/07/17	(83)
UBS	EUR	2,548	USD	2,744	03/07/17	(10)
UBS	GBP	1,197	USD	1,466	02/07/17	(40)
UBS	GBP	1,158	USD	1,447	03/07/17	(11)
UBS	JPY	220,220	USD	1,889	02/07/17	(62)
UBS	JPY	209,395	USD	1,851	03/07/17	(6)

See accompanying notes which are an integral part of this quarterly report.

26 Equity Growth Strategy Fund

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
UBS	KRW	1,167,240	USD	1,000	03/15/17	(14)
Westpac	USD	988	CAD	1,313	03/15/17	21
Westpac	USD	639	GBP	500	03/15/17	(10)
Westpac	USD	294	JPY	33,318	03/15/17	2
Westpac	USD	541	MXN	11,168	03/15/17	(8)
Westpac	USD	1,077	ZAR	14,998	03/15/17	28
Westpac	AUD	7,283	USD	5,416	03/15/17	(102)
Westpac	EUR	210	USD	226	03/15/17	(1)
Westpac	HKD	583	USD	75	03/15/17	—
Westpac	SEK	13	USD	1	03/15/17	—
Westpac	SGD	35	USD	25	03/15/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,924)

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Dow Jones U.S. Real Estate Total Return Index	Bank of America	USD	5,479	03/02/17	(274)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(274)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fee was based on the
3 Month LIBOR rate plus 0.075%.

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Morgan Stanley	USD	1,000	5.000%	12/20/21	63
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $35						63

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$628,923	$—	$—	$—	$628,923
Options Purchased	—	454	—	—	454
Short-Term Investments	—	—	—	5,711	5,711
Total Investments	628,923	454	—	5,711	635,088

Other Financial Instruments
Assets
Futures Contracts	814	—	—	—	814
Foreign Currency Exchange Contracts	6	557	—	—	563
Credit Default Swap Contracts	—	63	—	—	63
Liabilities
Futures Contracts	(2,294)	—	—	—	(2,294)

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 27

Russell Investment Company
Equity Growth Strategy Fund

Schedule of Investments, continued — January 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Options Written	—	(41)	—	—	(41)
Foreign Currency Exchange Contracts	—	(2,487)	—	—	(2,487)
Total Return Swap Contracts	—	(274)	—	—	(274)
Total Other Financial Instruments*	$(1,474)	$(2,182)	$—	$—	$(3,656)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended January 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

28 Equity Growth Strategy Fund

Russell Investment Company
2020 Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 6.3%
Russell Commodity Strategies Fund Class Y	214,987	1,230
Russell Global Infrastructure Fund Class Y	113,027	1,238
Russell Global Real Estate Securities Fund Class Y	30,850	1,021
		3,489

Domestic Equities - 14.9%
Russell U.S. Defensive Equity Fund Class Y	28,702	1,394
Russell U.S. Dynamic Equity Fund Class Y	4,277	45
Russell U.S. Small Cap Equity Fund Class Y	40,924	1,284
Select U.S. Equity Fund Class Y	463,513	5,469
		8,192

Fixed Income - 61.2%
Russell Global Opportunistic Credit Fund Class Y	92,668	884
Russell Investment Grade Bond Fund Class Y	383,053	8,044
Russell Short Duration Bond Fund Class Y	282,656	5,410
Russell Strategic Bond Fund Class Y	1,854,084	19,375
		33,713

International Equities - 17.6%
Russell Emerging Markets Fund Class Y	92,059	1,555
Russell Global Equity Fund Class Y	275,223	2,815
Select International Equity Fund Class Y	603,252	5,303
		9,673

Total Investments in Affiliated Mutual Funds
(cost $48,784)		55,067

Total Investments 100.0%
(identified cost $48,784)		55,067

Other Assets and Liabilities, Net - (0.0%)		(5)
Net Assets - 100.0%		55,062

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$55,067	$—	$—	$—	$55,067
Total Investments	55,067	—	—	—	55,067

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund 29

Russell Investment Company
2025 Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 6.8%
Russell Commodity Strategies Fund Class Y	112,711	645
Russell Global Infrastructure Fund Class Y	59,594	653
Russell Global Real Estate Securities Fund Class Y	16,477	545
		1,843

Domestic Equities - 19.2%
Russell U.S. Defensive Equity Fund Class Y	14,726	715
Russell U.S. Dynamic Equity Fund Class Y	14,907	157
Russell U.S. Small Cap Equity Fund Class Y	30,571	959
Select U.S. Equity Fund Class Y	286,763	3,384
		5,215

Fixed Income - 51.1%
Russell Global Opportunistic Credit Fund Class Y	44,262	422
Russell Investment Grade Bond Fund Class Y	169,702	3,564
Russell Short Duration Bond Fund Class Y	65,458	1,253
Russell Strategic Bond Fund Class Y	828,978	8,663
		13,902

International Equities - 22.9%
Russell Emerging Markets Fund Class Y	63,979	1,080
Russell Global Equity Fund Class Y	177,489	1,816
Select International Equity Fund Class Y	379,367	3,335
		6,231

Total Investments in Affiliated Mutual Funds
(cost $24,831)		27,191

Total Investments 100.0%
(identified cost $24,831)		27,191

Other Assets and Liabilities, Net - (0.0%)		(4)
Net Assets - 100.0%		27,187

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$27,191	$—	$—	$—	$27,191
Total Investments	27,191	—	—	—	27,191

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

30 2025 Strategy Fund

Russell Investment Company
2030 Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 7.4%
Russell Commodity Strategies Fund Class Y	321,398	1,839
Russell Global Infrastructure Fund Class Y	168,943	1,850
Russell Global Real Estate Securities Fund Class Y	45,311	1,500
		5,189

Domestic Equities - 24.2%
Russell U.S. Defensive Equity Fund Class Y	40,143	1,949
Russell U.S. Dynamic Equity Fund Class Y	49,179	520
Russell U.S. Small Cap Equity Fund Class Y	112,550	3,531
Select U.S. Equity Fund Class Y	932,213	11,000
		17,000

Fixed Income - 39.1%
Russell Global Opportunistic Credit Fund Class Y	100,087	955
Russell Investment Grade Bond Fund Class Y	303,408	6,371
Russell Strategic Bond Fund Class Y	1,933,486	20,205
		27,531

International Equities - 29.3%
Russell Emerging Markets Fund Class Y	230,921	3,901
Russell Global Equity Fund Class Y	584,171	5,976
Select International Equity Fund Class Y	1,226,535	10,781
		20,658

Total Investments in Affiliated Mutual Funds
(cost $61,992)		70,378

Total Investments 100.0%
(identified cost $61,992)		70,378

Other Assets and Liabilities, Net - (0.0%)		(6)
Net Assets - 100.0%		70,372

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$70,378	$—	$—	$—	$70,378
Total Investments	70,378	—	—	—	70,378

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund 31

Russell Investment Company
2035 Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 8.1%
Russell Commodity Strategies Fund Class Y	96,653	553
Russell Global Infrastructure Fund Class Y	50,661	555
Russell Global Real Estate Securities Fund Class Y	12,433	411
		1,519

Domestic Equities - 29.5%
Russell U.S. Defensive Equity Fund Class Y	11,442	556
Russell U.S. Dynamic Equity Fund Class Y	19,730	209
Russell U.S. Small Cap Equity Fund Class Y	40,085	1,257
Select U.S. Equity Fund Class Y	297,213	3,507
		5,529

Fixed Income - 25.8%
Russell Global Opportunistic Credit Fund Class Y	22,138	211
Russell Investment Grade Bond Fund Class Y	10,685	224
Russell Strategic Bond Fund Class Y	420,191	4,391
		4,826

International Equities - 36.6%
Russell Emerging Markets Fund Class Y	82,336	1,391
Russell Global Equity Fund Class Y	190,849	1,952
Select International Equity Fund Class Y	398,028	3,499
		6,842

Total Investments in Affiliated Mutual Funds
(cost $16,519)		18,716

Total Investments 100.0%
(identified cost $16,519)		18,716

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		18,714

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$18,716	$—	$—	$—	$18,716
Total Investments	18,716	—	—	—	18,716

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

32 2035 Strategy Fund

Russell Investment Company
2040 Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 9.8%
Russell Commodity Strategies Fund Class Y	242,817	1,389
Russell Global Infrastructure Fund Class Y	127,295	1,394
Russell Global Real Estate Securities Fund Class Y	33,144	1,097
		3,880

Domestic Equities - 37.2%
Russell U.S. Defensive Equity Fund Class Y	24,620	1,196
Russell U.S. Dynamic Equity Fund Class Y	83,622	885
Russell U.S. Small Cap Equity Fund Class Y	106,991	3,356
Select U.S. Equity Fund Class Y	789,010	9,310
		14,747

Fixed Income - 8.6%
Russell Strategic Bond Fund Class Y	326,107	3,408

International Equities - 44.4%
Russell Emerging Markets Fund Class Y	222,653	3,761
Russell Global Equity Fund Class Y	492,356	5,037
Select International Equity Fund Class Y	1,001,431	8,802
		17,600

Total Investments in Affiliated Mutual Funds
(cost $32,253)		39,635

Total Investments 100.0%
(identified cost $32,253)		39,635

Other Assets and Liabilities, Net - (0.0%)		(2)
Net Assets - 100.0%		39,633

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$39,635	$—	$—	$—	$39,635
Total Investments	39,635	—	—	—	39,635

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund 33

Russell Investment Company
2045 Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 9.8%
Russell Commodity Strategies Fund Class Y	63,463	363
Russell Global Infrastructure Fund Class Y	32,918	361
Russell Global Real Estate Securities Fund Class Y	8,585	284
		1,008

Domestic Equities - 37.2%
Russell U.S. Defensive Equity Fund Class Y	6,368	309
Russell U.S. Dynamic Equity Fund Class Y	21,691	229
Russell U.S. Small Cap Equity Fund Class Y	27,868	874
Select U.S. Equity Fund Class Y	205,233	2,422
		3,834

Fixed Income - 8.6%
Russell Strategic Bond Fund Class Y	84,663	885

International Equities - 44.4%
Russell Emerging Markets Fund Class Y	57,957	979
Russell Global Equity Fund Class Y	127,988	1,309
Select International Equity Fund Class Y	260,407	2,289
		4,577

Total Investments in Affiliated Mutual Funds
(cost $8,849)		10,304

Total Investments 100.0%
(identified cost $8,849)		10,304

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		10,303

Presentation of Portfolio Holdings

Amounts in thousands
		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$10,304	$—	$—	$—	$10,304
Total Investments	10,304	—	—	—	10,304

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

34 2045 Strategy Fund

Russell Investment Company
2050 Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 9.8%
Russell Commodity Strategies Fund Class Y	65,398	374
Russell Global Infrastructure Fund Class Y	34,219	375
Russell Global Real Estate Securities Fund Class Y	8,869	294
		1,043

Domestic Equities - 37.2%
Russell U.S. Defensive Equity Fund Class Y	6,603	321
Russell U.S. Dynamic Equity Fund Class Y	22,616	239
Russell U.S. Small Cap Equity Fund Class Y	28,926	907
Select U.S. Equity Fund Class Y	212,431	2,507
		3,974

Fixed Income - 8.5%
Russell Strategic Bond Fund Class Y	87,186	911

International Equities - 44.5%
Russell Emerging Markets Fund Class Y	59,984	1,013
Russell Global Equity Fund Class Y	132,720	1,358
Select International Equity Fund Class Y	270,247	2,375
		4,746

Total Investments in Affiliated Mutual Funds
(cost $8,663)		10,674

Total Investments 100.0%
(identified cost $8,663)		10,674

Other Assets and Liabilities, Net - (0.0%)		(1)
Net Assets - 100.0%		10,673

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$10,674	$—	$—	$—	$10,674
Total Investments	10,674	—	—	—	10,674

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund 35

Russell Investment Company
2055 Strategy Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 9.8%
Russell Commodity Strategies Fund Class Y	21,847	125
Russell Global Infrastructure Fund Class Y	11,468	126
Russell Global Real Estate Securities Fund Class Y	3,026	100
		351

Domestic Equities - 37.2%
Russell U.S. Defensive Equity Fund Class Y	2,207	107
Russell U.S. Dynamic Equity Fund Class Y	7,559	80
Russell U.S. Small Cap Equity Fund Class Y	9,684	304
Select U.S. Equity Fund Class Y	70,890	837
		1,328

Fixed Income - 8.6%
Russell Strategic Bond Fund Class Y	29,488	308

International Equities - 44.4%
Russell Emerging Markets Fund Class Y	20,017	338
Russell Global Equity Fund Class Y	44,328	453
Select International Equity Fund Class Y	90,285	794
		1,585

Total Investments in Affiliated Mutual Funds
(cost $3,253)		3,572

Total Investments 100.0%
(identified cost $3,253)		3,572

Other Assets and Liabilities, Net - 0.0%		—
Net Assets - 100.0%		3,572

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$3,572	$—	$—	$—	$3,572
Total Investments	3,572	—	—	—	3,572

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

36 2055 Strategy Fund

Russell Investment Company
In Retirement Fund

Schedule of Investments — January 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
		Fair
		Value
	Shares	$
Investments in Affiliated Mutual Funds - 100.0%
Alternative - 6.2%
Russell Commodity Strategies Fund Class Y	102,208	585
Russell Global Infrastructure Fund Class Y	53,259	583
Russell Global Real Estate Securities Fund Class Y	15,721	520
		1,688

Domestic Equities - 12.4%
Russell U.S. Defensive Equity Fund Class Y	13,669	664
Russell U.S. Dynamic Equity Fund Class Y	2,055	22
Russell U.S. Small Cap Equity Fund Class Y	15,159	475
Select U.S. Equity Fund Class Y	187,032	2,207
		3,368

Fixed Income - 67.1%
Russell Global Opportunistic Credit Fund Class Y	46,362	442
Russell Investment Grade Bond Fund Class Y	213,260	4,479
Russell Short Duration Bond Fund Class Y	184,249	3,527
Russell Strategic Bond Fund Class Y	929,028	9,708
		18,156

International Equities - 14.3%
Russell Emerging Markets Fund Class Y	35,101	593
Russell Global Equity Fund Class Y	107,278	1,097
Select International Equity Fund Class Y	246,420	2,166
		3,856

Total Investments in Affiliated Mutual Funds
(cost $24,025)		27,068

Total Investments 100.0%
(identified cost $24,025)		27,068

Other Assets and Liabilities, Net - (0.0%)		(3)
Net Assets - 100.0%		27,065

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient	Total
Investments in Affiliated Mutual Funds	$27,068	$—	$—	$—	$27,068
Total Investments	27,068	—	—	—	27,068

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund 37

Russell Investment Company
LifePoints® Funds

Notes to Schedule of Investments — January 31, 2017 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund.
(ÿ) Notional Amount in thousands.
(8) Unrounded units.

38 Notes to Schedule of Investments

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report — January 31, 2017 (Unaudited)

1. Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 42 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). These financial statements report on 14 of these
Funds. The Investment Company is registered under the Investment Company Act of 1940, (as amended (“Investment Company
Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Target Portfolio Funds
Each of the Target Portfolio Funds listed in the table below is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several other RIC Funds (the “Underlying Funds”). Each Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell
Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments. The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

The following table shows each Fund's target strategic asset allocation to equity, fixed/other income and alternative asset classes effective on or about September 22, 2016. As of January 31, 2017, the equity Underlying Funds in which the Funds may invest include the Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Select U.S. Equity, Russell U.S. Small Cap Equity,
Russell Global Equity, Russell Emerging Markets and Select International Equity Funds. The fixed/other income Underlying Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Unconstrained Total Return, Russell Strategic
Bond, Russell Investment Grade Bond, Russell Short Duration Bond and Russell Multi-Strategy Income Funds. The alternative
Underlying Funds in which the Funds may invest include the Russell Commodity Strategies, Russell Global Infrastructure and
Global Real Estate Securities Funds. Each Fund intends its strategy of investing in combinations of equity, fixed/other income and alternative Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed/other income or alternative category level based on
RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying
Funds in a given year or such changes may be made one or more times in a year

The following table shows the Target Portfolio Funds’ approximate expected target strategic asset allocations to equity, fixed/other income and alternative asset classes effective on or about September 22, 2016.

	Conservative	Moderate	Balanced	Growth	Equity Growth
Asset Allocation*	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative#	8%	7%	10%	13%	13%
Equity	11%	34%	55%	71%	79%
Fixed/Other Income	81%	59%	35%	16%	8%

* As described above, actual asset allocation may vary.
# Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

Notes to Quarterly Report 39

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Target Date Funds
Each of the Target Date Funds listed in the table below is a “fund of funds” and seeks to achieve its objective by investing in shares of several of the Underlying Funds which represent various asset classes. Each Fund currently intends to invest only in the
Underlying Funds. The following table shows each Fund’s target strategic asset allocation to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds. As of January 31, 2016, the equity Underlying Funds in which the Funds may invest include the Russell U.S. Defensive Equity, Russell U.S. Dynamic Equity, Select U.S. Equity, Russell U.S. Small Cap
Equity, Russell Global Equity, Select International Equity and Russell Emerging Markets Funds. The fixed income Underlying
Funds in which the Funds may invest include the Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment
Grade Bond and Russell Short Duration Bond Funds. The alternative Underlying Funds in which the Funds may invest include the
Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds. The 2020 Strategy,
2025 Strategy, 2030 Strategy, 2035 Strategy, 2040 Strategy, 2045 Strategy, 2050 Strategy and 2055 Strategy Funds are referred to herein as the “Strategy Funds.” The allocation of each Strategy Fund’s assets to the Underlying Funds in which it invests will become more conservative over time until approximately the year indicated in the Fund name, the “target year,” at which time the allocation will remain fixed. The Strategy Funds are designed for investors who plan to retire close to the target year indicated in the Fund name. The allocation of the In Retirement Fund’s assets to the Underlying Funds in which it invests does not shift over time. The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 5% at the equity, fixed income or alternative category level based on RIM’s capital markets research, and/or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows the Target Date Funds’ approximate expected allocations to equity Underlying Funds, fixed income
Underlying Funds and alternative Underlying Funds effective on or about March 1, 2016.

	2020	2025	2030	2035
Asset Allocation	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Alternative Underlying Funds*	6.8%	7.3%	8.1%	9.1%
Equity Underlying Funds	35%	44.9%	56.8%	70%
Fixed Income Underlying Funds	58.2%	47.8%	35.1%	20.9%

	2040	2045	2050	2055	In Retirement
Asset Allocation	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund	Fund
Alternative Underlying Funds*	10.5%	10.5%	10.5%	10.5%	6.6%
Equity Underlying Funds	82.5%	82.5%	82.5%	82.5%	27.1%
Fixed Income Underlying Funds	7%	7%	7%	7%	66.3%

* Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles, ("U.S. GAAP") which require the use of management estimates and assumptions at the date of the quarterly report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its quarterly reports.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’
financial statements and related disclosures.
40 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

All the Funds’ investments for the period ended January 31, 2017, were valued using Level 1 inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Notes to Quarterly Report 41

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

42 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Derivatives
The Target Portfolio Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Target Portfolio Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the Target Portfolio Funds may enter into foreign exchange contracts for trade settlement purposes. The Target Portfolio
Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

Foreign Currency Exchange Contracts
The Target Portfolio Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts
(“FX contracts”). From time to time, the Target Portfolio Funds may enter into FX contracts to hedge certain foreign currency-
denominated assets. FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended January 31, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Conservative Strategy Fund	Return enhancement and hedging
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Target Portfolio Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of
Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

Notes to Quarterly Report 43

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Options
The Target Portfolio Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

The Target Portfolio Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap.

For the period ended January 31, 2017, the Target Portfolio Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Target Portfolio Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

Futures Contracts
The Target Portfolio Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).

The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended January 31, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

44 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Funds	Strategies
Conservative Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Moderate Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging, and exposing cash to markets

The Target Portfolio Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

As of January 31, 2017, the Funds has cash collateral balances in connection with future contracts purchased/sold as follows:

Cash Collateral for Futures
Conservative Strategy Fund	$1,600,000
Moderate Strategy Fund	$5,200,000
Balanced Strategy Fund	$29,800,000
Growth Strategy Fund	$20,700,000
Equity Growth Strategy Fund	$10,210,030

Swap Agreements
The Target Portfolio Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party
(i.e., an exchange of floating rate payments for fixed rate payments).

The Target Portfolio Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a predefined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of January 31, 2017, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Moderate Strategy Fund	$1,700,000	$2,781,348
Balanced Strategy Fund	$10,960,000	$16,461,402
Growth Strategy Fund	$3,500,000	$1,954,663
Equity Growth Strategy Fund	$100,000	$70,225

Notes to Quarterly Report 45

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Credit Default Swaps
The Target Portfolio Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Target Portfolio Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Target Portfolio Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Target Portfolio Funds may use credit default swaps on asset-
backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and

46 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of January 31,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended January 31, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging , and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging , and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging , and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging , and exposing cash to markets

The Target Portfolio Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

Total Return Swaps
The Target Portfolio Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions.
Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended January 31, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Target Portfolio Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended January 31, 2017.

Notes to Quarterly Report 47

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

Master Agreements
Certain Target Portfolio Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA
Master Agreements”) with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master
Agreement. Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds and Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the
“Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying
Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund and Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund and Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund and Underlying Fund to underperform other types of investments.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

48 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

The Target Portfolio Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of January 31, 2017, the Target Portfolio Funds had invested $48,495,287 in the U.S. Cash Management Fund.
4. Federal Income Taxes
At January 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund
Cost of Investments	$332,598,067	$534,014,589
Unrealized Appreciation	$5,221,118	$13,948,231
Unrealized Depreciation	(1,415,126)	(4,424,694)
Net Unrealized Appreciation (Depreciation)	$3,805,992	$9,523,537
	Balanced Strategy Fund	Growth Strategy Fund
Cost of Investments	$2,264,674,734	$1,504,465,691
Unrealized Appreciation	$134,752,856	$115,925,227
Unrealized Depreciation	(52,777,293)	(54,282,148)
Net Unrealized Appreciation (Depreciation)	$81,975,563	$61,643,079
	Equity Growth Strategy Fund	2020 Strategy Fund
Cost of Investments	$614,857,799	$49,589,823
Unrealized Appreciation	$42,270,896	$6,382,993
Unrealized Depreciation	(22,040,608)	(905,343)
Net Unrealized Appreciation (Depreciation)	$20,230,288	$5,477,650
	2025 Strategy Fund	2030 Strategy Fund
Cost of Investments	$25,526,188	$63,585,506
Unrealized Appreciation	$1,944,750	$8,169,839
Unrealized Depreciation	(279,815)	(1,377,423)
Net Unrealized Appreciation (Depreciation)	$1,664,935	$6,792,416
	2035 Strategy Fund	2040 Strategy Fund
Cost of Investments	$17,269,201	$33,980,504
Unrealized Appreciation	$1,600,724	$6,168,519
Unrealized Depreciation	(153,473)	(514,136)
Net Unrealized Appreciation (Depreciation)	$1,447,251	$5,654,383
	2045 Strategy Fund	2050 Strategy Fund
Cost of Investments	$9,305,211	$9,273,461
Unrealized Appreciation	$1,097,835	$1,421,196
Unrealized Depreciation	(98,698)	(20,765)
Net Unrealized Appreciation (Depreciation)	$999,137	$1,400,431
	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$3,411,299	$24,641,809
Unrealized Appreciation	$166,982	$2,795,678
Unrealized Depreciation	(6,761)	(369,167)
Net Unrealized Appreciation (Depreciation)	$160,221	$2,426,511

Notes to Quarterly Report 49

Russell Investment Company
LifePoints® Funds

Notes to Quarterly Report, continued — January 31, 2017 (Unaudited)

5. Pending Legal Proceedings
On October 17, 2013, Fred McClure filed a derivative lawsuit against RIM on behalf of ten Funds: the Russell Commodity
Strategies Fund, Russell Emerging Markets Fund, Russell Global Equity Fund, Russell Global Infrastructure Fund, Russell Global
Opportunistic Credit Fund, Russell International Developed Markets Fund, Russell Multi-Strategy Alternative Fund (liquidated in 2016), Russell Strategic Bond Fund, Russell U.S. Small Cap Equity Fund and Russell Global Real Estate Securities Fund.
The lawsuit, which was filed in the United States District Court for the District of Massachusetts, seeks recovery under Section
36(b) of the Investment Company Act, as amended, for the Funds' alleged payment of excessive investment management fees to
RIM. On December 8, 2014, Fred McClure filed a second derivative lawsuit in the United States District Court for the District of
Massachusetts. This second suit involved the same ten Funds, and the allegations were similar, although the second suit added a claim alleging that RIFUS charged the funds excessive administrative fees under Section 36(b). The plaintiff sought on behalf of the
Funds recovery of the amount of the allegedly excessive compensation or payments received from these ten Funds and earnings that would have accrued to plaintiff had that compensation not been paid or, alternatively, rescission of the contracts and restitution of all excessive fees paid, for a period commencing one year prior to the filing of the lawsuit through the date of the trial. On November
15, 2016, the Court granted RIM and RIFUS’s motion for summary judgment with respect to the Russell Multi-Strategy Alternative
Fund and granted the motion in part with respect to the other nine RIC Funds. At January 31, 2017, a trial with respect to the plaintiff’s claims on behalf of the remaining nine RIC Funds was scheduled to commence in March 2017. Subsequent to January
31, 2017, the plaintiff voluntarily dismissed with prejudice all claims against RIM and RIFUS.

The Russell Strategic Bond Fund is one of several defendants in a bankruptcy adversary avoidance claim in a Consolidated
Multidistrict Action styled In Re: Motors Liquidation Company, et al., Debtors, Motors Liquidation Company Avoidance Action
Trust, etc., v. JPMorgan Chase Bank, et al., United States District Bankruptcy Court for the Southern District of New York. The claim relates to alleged improper payments to the Fund as a participating lender in a term loan provided to General Motors Company due to the Fund’s security interests not being properly perfected. The Fund has filed answers denying liability and a crossclaim against the administrative agent for the term loan lenders seeking damages arising from the agent’s failure to properly perfect the security interests of the lenders.

6. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

Effective March 1, 2017, the Underlying Funds below removed “Russell” from their names.

Funds
U.S. Defensive Equity Fund
U.S. Dynamic Equity Fund
U.S. Small Cap Equity Fund
Global Equity Fund
Emerging Markets Fund
Global Opportunistic Credit Fund
Strategic Bond Fund
Investment Grade Bond Fund
Short Duration Bond Fund
Commodity Strategies Fund
Global Infrastructure Fund
Global Real Estate Securities Fund
Multi-Strategy Income Fund

50 Notes to Quarterly Report

Russell Investment Company
LifePoints® Funds

Shareholder Requests for Additional Information — January 31, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii)
at https://russellinvestments.com; and (iii) at the Securities and Exchange Commission’s Office of Investor Education and Advocacy
(formerly, the Public Reference Room).

The Board has delegated to RIM, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354; (ii) at https://russellinvestments.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds' prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800) 787-7354.

Shareholder Requests for Additional Information 51

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”))are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:
Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief
Financial Officer

Date: March 31, 2017